UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03738
VALIC Company I
(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302
(Name and address of agent for service)
Registrant's telephone number, including area code:
(201) 324-6414
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2024
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

VALIC Company I Aggressive Growth Lifestyle Fund
VLAGX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Aggressive Growth Lifestyle Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Lifestyle Fund*	$6	0.11%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$734M
Total number of portfolio holdings	10
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	7%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R574 (11/24)

VALIC Company I Asset Allocation Fund
VCAAX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Asset Allocation Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asset Allocation Fund*	$34	0.65%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$157M
Total number of portfolio holdings	629
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	15%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	17.5%
Semiconductors	7.9%
Software	7.3%
Internet	6.6%
Banks	6.1%
Computers	5.3%
Diversified Financial Services	4.7%
Retail	4.0%
Electric	3.7%
Collateralized Mortgage Obligations	3.5%
Other Asset Backed Securities	3.0%
Building Materials	2.7%
Aerospace/Defense	2.0%
Biotechnology	1.9%
Repurchase Agreements	1.9%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R202 (11/24)

VALIC Company I Capital Appreciation Fund
VAPPX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Capital Appreciation Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund*	$39	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$235M
Total number of portfolio holdings	62
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	21%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	19.1%
Software	17.4%
Semiconductors	16.5%
Computers	10.3%
Diversified Financial Services	5.3%
Pharmaceuticals	5.1%
Commercial Services	4.1%
Retail	4.1%
Biotechnology	3.0%
Telecommunications	2.2%
Apparel	1.9%
Short-Term Investments	1.6%
Miscellaneous Manufacturing	1.6%
Insurance	1.5%
Auto Manufacturers	1.5%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R566 (11/24)

VALIC Company I Conservative Growth Lifestyle Fund
VGCLX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Conservative Growth Lifestyle Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Growth Lifestyle Fund*	$6	0.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$294M
Total number of portfolio holdings	10
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	6%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R558 (11/24)

VALIC Company I Core Bond Fund
VCBDX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Core Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund*	$25	0.49%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,550M
Total number of portfolio holdings	1,592
Total net advisory fee paid	$5.0M
Portfolio turnover rate during the reporting period	21%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	55.0%
Banks	8.5%
Other Asset Backed Securities	3.6%
Collateralized Mortgage Obligations	3.6%
Electric	3.2%
Short-Term Investments	2.7%
Auto Loan Receivables	2.4%
Oil & Gas	1.4%
Pharmaceuticals	1.3%
Diversified Financial Services	1.3%
Foreign Government Obligations	1.2%
Telecommunications	1.2%
Pipelines	1.1%
Insurance	1.1%
Healthcare-Services	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R541 (11/24)

VALIC Company I Dividend Value Fund
VCIGX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Dividend Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Value Fund*	$36	0.69%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$824M
Total number of portfolio holdings	135
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	23%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	9.7%
Software	7.7%
Pharmaceuticals	7.6%
Insurance	5.3%
Electric	5.1%
Oil & Gas	4.6%
Diversified Financial Services	4.3%
Aerospace/Defense	3.9%
Chemicals	3.7%
Healthcare-Services	3.5%
Computers	3.4%
Semiconductors	3.3%
Telecommunications	3.2%
Short-Term Investments	3.2%
Media	3.2%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R822 (11/24)

VALIC Company I Dynamic Allocation Fund
VDAFX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Dynamic Allocation Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Allocation Fund*	$19	0.36%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$143M
Total number of portfolio holdings	48
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R582 (11/24)

VALIC Company I Emerging Economies Fund
VCGEX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Emerging Economies Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Economies Fund*	$49	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$761M
Total number of portfolio holdings	400
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	111%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Semiconductors	16.3%
Banks	16.2%
Internet	12.4%
Computers	5.1%
Diversified Financial Services	4.4%
Insurance	4.0%
Telecommunications	3.5%
Auto Manufacturers	2.7%
Oil & Gas	2.6%
Chemicals	2.4%
Retail	2.3%
Mining	2.3%
Beverages	1.9%
Short-Term Investments	1.9%
Electric	1.8%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R673 (11/24)

VALIC Company I Global Real Estate Fund
VGREX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Global Real Estate Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund*	$48	0.90%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$404M
Total number of portfolio holdings	87
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	32%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Diversified REITS	20.1%
Warehouse/Industrial REITS	13.1%
Apartment REITS	12.1%
Real Estate	10.1%
Health Care REITS	9.1%
Shopping Centers REITS	8.9%
Storage REITS	7.7%
Office Property REITS	4.1%
Manufactured Homes REITS	3.1%
Regional Malls REITS	2.8%
Hotel REITS	2.8%
Short-Term Investments	1.7%
Single Tenant REITS	1.5%
Healthcare-Services	1.1%
Engineering & Construction	1.0%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R590 (11/24)

VALIC Company I Global Strategy Fund
VGLSX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Global Strategy Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Strategy Fund*	$34	0.65%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$222M
Total number of portfolio holdings	637
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Short-Term Investments	9.0%
Internet	7.3%
Semiconductors	6.0%
Banks	5.7%
Software	4.7%
Diversified Financial Services	4.6%
Oil & Gas	4.2%
Foreign Government Obligations	4.1%
Investment Companies	4.1%
Collateralized Mortgage Obligations	3.6%
Computers	3.6%
Retail	3.6%
Insurance	2.5%
Other Asset Backed Securities	2.5%
Commercial Services	2.3%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R665 (11/24)

VALIC Company I Government Securities Fund
VCGSX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Government Securities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Securities Fund*	$34	0.66%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$130M
Total number of portfolio holdings	180
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	3%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
 (% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R301 (11/24)

VALIC Company I Growth Fund
VCULX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund*	$33	0.61%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,787M
Total number of portfolio holdings	246
Total net advisory fee paid	$4.3M
Portfolio turnover rate during the reporting period	14%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	22.9%
Semiconductors	18.8%
Software	16.5%
Computers	9.5%
Diversified Financial Services	4.8%
Healthcare-Products	4.3%
Pharmaceuticals	3.4%
Auto Manufacturers	3.4%
Aerospace/Defense	1.5%
Machinery-Construction & Mining	1.4%
Retail	1.3%
Private Equity	1.3%
Chemicals	1.2%
Commercial Services	1.2%
Distribution/Wholesale	1.2%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R616 (11/24)

VALIC Company I High Yield Bond Fund
VHYLX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I High Yield Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund*	$36	0.69%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$350M
Total number of portfolio holdings	289
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	19%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries
(% of net assets)
Short-Term Investments	10.1%
Media	7.9%
Oil & Gas	7.1%
Retail	5.5%
Commercial Services	5.4%
Telecommunications	4.9%
Diversified Financial Services	4.9%
Packaging & Containers	4.4%
Entertainment	4.4%
Software	4.0%
Insurance	3.8%
Computers	3.6%
Home Builders	3.4%
Leisure Time	3.3%
Pipelines	3.2%
Portfolio Composition
 (% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R533 (11/24)

VALIC Company I Inflation Protected Fund
VCTPX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Inflation Protected Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Fund*	$30	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$399M
Total number of portfolio holdings	112
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
 (% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R731 (11/24)

VALIC Company I International Equities Index Fund
VCIEX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I International Equities Index Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equities Index Fund*	$20	0.41%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,841M
Total number of portfolio holdings	737
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	12.7%
Pharmaceuticals	8.8%
Insurance	5.8%
Short-Term Investments	4.0%
Oil & Gas	3.5%
Food	3.4%
Semiconductors	3.4%
Telecommunications	3.0%
Auto Manufacturers	2.9%
Commercial Services	2.8%
Electric	2.7%
Aerospace/Defense	2.5%
Software	2.4%
Mining	2.4%
Retail	2.4%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R608 (11/24)

VALIC Company I International Government Bond Fund
VCIFX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I International Government Bond Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Government Bond Fund*	$42	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$62M
Total number of portfolio holdings	155
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	38%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries
(% of net assets)
Foreign Government Obligations	54.8%
U.S. Government & Agency Obligations	37.6%
Electric	1.8%
Oil & Gas	1.5%
Short-Term Investments	0.8%
Commercial Services	0.4%
Food	0.3%
Mining	0.3%
Chemicals	0.3%
Distribution/Wholesale	0.3%
Energy-Alternate Sources	0.3%
Internet	0.3%
Transportation	0.3%
Country
(% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R707 (11/24)

VALIC Company I International Growth Fund
VCINX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I International Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund*	$44	0.86%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$368M
Total number of portfolio holdings	32
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	15.7%
Apparel	12.5%
Transportation	11.4%
Semiconductors	8.7%
Banks	8.1%
Retail	7.6%
Short-Term Investments	7.0%
Electrical Components & Equipment	5.3%
Machinery-Diversified	4.2%
Diversified Financial Services	3.3%
Healthcare-Products	2.9%
Insurance	2.7%
Private Equity	2.6%
Media	2.3%
Cosmetics/Personal Care	2.3%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R814 (11/24)

VALIC Company I International Opportunities Fund
VIOPX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I International Opportunities Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund*	$51	1.01%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$389M
Total number of portfolio holdings	348
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	31%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Software	6.4%
Machinery-Diversified	6.4%
Healthcare-Products	5.3%
Computers	5.1%
Commercial Services	5.0%
Short-Term Investments	4.8%
Electronics	4.8%
Internet	4.2%
Retail	4.0%
Banks	3.9%
Miscellaneous Manufacturing	3.0%
Diversified Financial Services	3.0%
Food	2.7%
Chemicals	2.7%
Distribution/Wholesale	2.6%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R525 (11/24)

VALIC Company I International Socially Responsible Fund
VCSOX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I International Socially Responsible Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Socially Responsible Fund*	$29	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$475M
Total number of portfolio holdings	411
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	0%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Insurance	8.9%
Pharmaceuticals	8.2%
Banks	8.0%
Commercial Services	3.9%
Chemicals	3.5%
Semiconductors	3.3%
Healthcare-Products	2.9%
Software	2.7%
Oil & Gas	2.7%
Telecommunications	2.5%
Auto Manufacturers	2.5%
Electronics	2.4%
Food	2.3%
Diversified Financial Services	2.3%
Engineering & Construction	2.2%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R855 (11/24)

VALIC Company I International Value Fund
VCFVX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I International Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Fund*	$41	0.81%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$447M
Total number of portfolio holdings	165
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	29%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	16.4%
Oil & Gas	8.9%
Pharmaceuticals	8.5%
Electric	7.0%
Insurance	6.4%
Food	6.1%
Diversified Financial Services	5.0%
Mining	4.6%
Telecommunications	4.4%
Distribution/Wholesale	3.9%
Commercial Services	3.0%
Short-Term Investments	2.1%
Beverages	2.0%
Semiconductors	1.9%
Retail	1.8%
Portfolio Composition
Country
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R681 (11/24)

VALIC Company I Large Capital Growth Fund
VLCGX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Large Capital Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Capital Growth Fund*	$38	0.73%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$655M
Total number of portfolio holdings	55
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Software	18.3%
Computers	10.7%
Semiconductors	8.7%
Healthcare-Products	7.9%
Diversified Financial Services	7.7%
Electronics	5.9%
Internet	5.6%
Insurance	3.8%
Retail	3.2%
Electrical Components & Equipment	2.9%
Apparel	2.7%
Commercial Services	2.5%
Household Products/Wares	2.5%
REITS	1.9%
Machinery-Diversified	1.9%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R723 (11/24)

VALIC Company I Mid Cap Index Fund
VMIDX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Mid Cap Index Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Fund*	$19	0.36%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,090M
Total number of portfolio holdings	409
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
REITS	6.8%
Retail	6.3%
Banks	6.2%
Insurance	5.4%
Diversified Financial Services	3.9%
Commercial Services	3.6%
Oil & Gas	3.6%
Software	3.6%
Building Materials	3.3%
Machinery-Diversified	3.3%
Biotechnology	3.2%
Electronics	2.9%
Engineering & Construction	2.9%
Computers	2.9%
Healthcare-Products	2.5%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R806 (11/24)

VALIC Company I Mid Cap Strategic Growth Fund
VMSGX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Mid Cap Strategic Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Strategic Growth Fund*	$40	0.74%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$991M
Total number of portfolio holdings	142
Total net advisory fee paid	$3.4M
Portfolio turnover rate during the reporting period	21%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Software	18.5%
Healthcare-Products	9.3%
Diversified Financial Services	8.5%
Retail	6.8%
Commercial Services	4.6%
Computers	4.2%
Insurance	3.9%
Internet	3.7%
Semiconductors	3.2%
Entertainment	3.0%
Electric	2.9%
Aerospace/Defense	2.9%
Electronics	2.4%
Pharmaceuticals	2.0%
Biotechnology	2.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R715 (11/24)

VALIC Company I Mid Cap Value Fund
VVMCX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Mid Cap Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund*	$44	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$875M
Total number of portfolio holdings	207
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	62%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
REITS	9.3%
Diversified Financial Services	9.2%
Banks	6.6%
Oil & Gas	5.2%
Electronics	4.3%
Insurance	4.1%
Retail	3.0%
Electric	3.0%
Chemicals	2.9%
Aerospace/Defense	2.9%
Transportation	2.6%
Commercial Services	2.6%
Building Materials	2.5%
Machinery-Diversified	2.4%
Computers	2.4%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R517 (11/24)

VALIC Company I Moderate Growth Lifestyle Fund
VLSMX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Moderate Growth Lifestyle Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Growth Lifestyle Fund*	$5	0.10%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,052M
Total number of portfolio holdings	10
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	6%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R491 (11/24)

VALIC Company I Nasdaq-100 Index Fund
VCNIX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Nasdaq-100 Index Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund*	$22	0.42%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,039M
Total number of portfolio holdings	106
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	2%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Semiconductors	22.1%
Internet	20.7%
Software	14.4%
Computers	10.1%
Retail	4.4%
Auto Manufacturers	4.3%
Biotechnology	3.3%
Telecommunications	3.2%
Beverages	2.2%
Commercial Services	2.1%
Repurchase Agreements	2.0%
Healthcare-Products	1.6%
Media	1.5%
Chemicals	1.4%
Electric	1.3%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R871 (11/24)

VALIC Company I Science & Technology Fund
VCSTX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Science & Technology Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund*	$48	0.90%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,930M
Total number of portfolio holdings	107
Total net advisory fee paid	$11.4M
Portfolio turnover rate during the reporting period	42%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Software	33.8%
Semiconductors	24.1%
Internet	19.2%
Computers	12.9%
Commercial Services	1.6%
Auto Manufacturers	1.6%
Telecommunications	1.4%
Machinery-Construction & Mining	1.1%
Electronics	1.0%
Diversified Financial Services	0.6%
Short-Term Investments	0.5%
Media	0.5%
Toys/Games/Hobbies	0.4%
Healthcare-Services	0.3%
Electric	0.2%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R749 (11/24)

VALIC Company I Small Cap Growth Fund
VVSGX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund*	$47	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$545M
Total number of portfolio holdings	158
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	115%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Biotechnology	10.2%
Software	9.1%
Healthcare-Products	6.9%
Commercial Services	6.1%
Building Materials	5.0%
Pharmaceuticals	4.8%
Retail	4.5%
Insurance	3.7%
Semiconductors	3.6%
Healthcare-Services	2.9%
Aerospace/Defense	2.9%
Engineering & Construction	2.8%
Internet	2.7%
Distribution/Wholesale	2.5%
Environmental Control	2.5%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R467 (11/24)

VALIC Company I Small Cap Index Fund
VCSLX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Index Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund*	$21	0.38%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,186M
Total number of portfolio holdings	1,989
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	11%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	9.4%
Biotechnology	7.7%
REITS	6.1%
Software	5.2%
Commercial Services	4.4%
Retail	3.9%
Diversified Financial Services	3.8%
Healthcare-Products	3.3%
Pharmaceuticals	2.6%
Oil & Gas	2.5%
Insurance	2.5%
Electronics	2.3%
Machinery-Diversified	2.2%
Computers	2.1%
Engineering & Construction	2.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R863 (11/24)

VALIC Company I Small Cap Special Values Fund
VSSVX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Special Values Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Special Values Fund*	$47	0.89%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$222M
Total number of portfolio holdings	125
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	11.1%
Chemicals	9.8%
Commercial Services	5.9%
Insurance	5.9%
Building Materials	5.6%
Household Products/Wares	5.5%
Food	5.2%
Metal Fabricate/Hardware	4.9%
Packaging & Containers	4.1%
Oil & Gas	4.0%
Machinery-Diversified	3.7%
REITS	3.6%
Short-Term Investments	3.4%
Hand/Machine Tools	3.2%
Healthcare-Products	2.8%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R632 (11/24)

VALIC Company I Small Cap Value Fund
VVSCX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund*	$45	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$375M
Total number of portfolio holdings	435
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	18.9%
REITS	11.0%
Commercial Services	4.8%
Oil & Gas	4.3%
Diversified Financial Services	4.1%
Biotechnology	3.4%
Retail	3.3%
Engineering & Construction	3.0%
Building Materials	2.8%
Insurance	2.7%
Home Builders	2.7%
Electric	2.7%
Electronics	2.4%
Distribution/Wholesale	2.1%
Savings & Loans	1.8%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R483 (11/24)

VALIC Company I Stock Index Fund
VSTIX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Stock Index Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Index Fund*	$12	0.23%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$7,025M
Total number of portfolio holdings	509
Total net advisory fee paid	$4.7M
Portfolio turnover rate during the reporting period	2%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	11.8%
Semiconductors	10.8%
Software	10.4%
Computers	8.7%
Retail	4.8%
Banks	4.4%
Pharmaceuticals	4.4%
Insurance	3.9%
Diversified Financial Services	3.7%
Healthcare-Products	3.0%
Oil & Gas	2.7%
Electric	2.3%
Auto Manufacturers	2.3%
REITS	2.1%
Healthcare-Services	2.0%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R848 (11/24)

VALIC Company I Systematic Core Fund
VCGAX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Systematic Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Core Fund*	$34	0.63%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$631M
Total number of portfolio holdings	722
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	6%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Software	11.2%
Internet	10.5%
Semiconductors	9.2%
Computers	8.9%
Retail	6.4%
Insurance	4.9%
Diversified Financial Services	4.7%
Pharmaceuticals	4.5%
Banks	3.5%
Healthcare-Services	2.4%
Oil & Gas	2.1%
Healthcare-Products	1.9%
Commercial Services	1.9%
Media	1.7%
REITS	1.7%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R509 (11/24)

VALIC Company I Systematic Growth Fund
VCBCX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Systematic Growth Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Growth Fund*	$35	0.64%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,048M
Total number of portfolio holdings	289
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	28%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	21.0%
Software	17.0%
Semiconductors	15.6%
Computers	12.3%
Diversified Financial Services	5.4%
Pharmaceuticals	4.4%
Retail	3.9%
Auto Manufacturers	2.2%
Commercial Services	2.0%
Engineering & Construction	1.8%
Insurance	1.8%
Biotechnology	1.2%
Unaffiliated Investment Companies	1.2%
Beverages	1.0%
Healthcare-Products	0.8%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R764 (11/24)

VALIC Company I Systematic Value Fund
VBCVX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I Systematic Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Value Fund*	$29	0.54%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$480M
Total number of portfolio holdings	148
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	37%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Insurance	10.1%
Diversified Financial Services	7.9%
Banks	6.9%
Computers	6.5%
REITS	5.7%
Biotechnology	4.9%
Pharmaceuticals	4.8%
Retail	4.5%
Oil & Gas	4.2%
Aerospace/Defense	3.5%
Media	3.3%
Healthcare-Services	3.3%
Electronics	2.9%
Electrical Components & Equipment	2.9%
Food	2.8%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R699 (11/24)

VALIC Company I U.S. Socially Responsible Fund
VSRDX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the VALIC Company I U.S. Socially Responsible Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Socially Responsible Fund*	$20	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies, qualified retirement plans and individual retirement accounts that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$700M
Total number of portfolio holdings	196
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	13%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Software	15.2%
Semiconductors	13.0%
Diversified Financial Services	9.2%
Retail	5.7%
Computers	5.5%
Internet	4.4%
Healthcare-Products	3.9%
Commercial Services	3.5%
Telecommunications	3.3%
Oil & Gas	3.3%
Insurance	3.0%
REITS	2.9%
Pharmaceuticals	2.9%
Electric	2.5%
Repurchase Agreements	2.5%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R475 (11/24)

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

VALIC Company I

Semi-Annual Financial Statements and Other Information
November 30, 2024

VALIC Company I
Semi-Annual Financial Statements and Other Information November 30, 2024

VALIC Company I Aggressive Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.0%
Domestic Equity Investment Companies — 62.0%
VALIC Company I Mid Cap Index Fund	363,567	$ 10,917,907
VALIC Company I Small Cap Growth Fund†	1,555,070	27,182,619
VALIC Company I Small Cap Value Fund	1,833,808	25,508,276
VALIC Company I Stock Index Fund	4,251,116	259,233,063
VALIC Company I Systematic Growth Fund	3,346,057	66,352,321
VALIC Company I Systematic Value Fund	4,072,037	65,681,951
Total Domestic Equity Investment Companies (cost $359,383,093)		454,876,137
International Equity Investment Companies — 19.1%
VALIC Company I Emerging Economies Fund	1,113,322	7,125,263
VALIC Company I International Equities Index Fund	15,989,492	133,032,570
Total International Equity Investment Companies (cost $117,028,988)		140,157,833
Domestic Fixed Income Investment Companies — 17.9%
VALIC Company I Core Bond Fund (cost $129,151,908)	13,226,887	131,872,056
Total Long-Term Investment Securities (cost $605,563,989)		726,906,026
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(2) (cost $7,099,993)	7,099,993	$ 7,099,993
TOTAL INVESTMENTS (cost $612,663,982)(3)	100.0%	734,006,019
Other assets less liabilities	(0.0)	(19,211)
NET ASSETS	100.0%	$733,986,808
#	The VALIC Company I Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of November 30, 2024.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$726,906,026	$—	$—	$726,906,026
Short-Term Investments	7,099,993	—	—	7,099,993
Total Investments at Value	$734,006,019	$—	$—	$734,006,019
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 61.3%
Aerospace/Defense — 1.7%
Howmet Aerospace, Inc.	8,795	$ 1,041,152
Northrop Grumman Corp.	3,456	1,692,230
		2,733,382
Auto Manufacturers — 0.4%
Tesla, Inc.†	1,901	656,149
Banks — 3.1%
Morgan Stanley	6,847	901,134
US Bancorp	19,921	1,061,590
Wells Fargo & Co.	38,115	2,903,219
		4,865,943
Biotechnology — 1.8%
Regeneron Pharmaceuticals, Inc.†	2,437	1,828,286
Vertex Pharmaceuticals, Inc.†	2,149	1,006,012
		2,834,298
Building Materials — 2.6%
Carrier Global Corp.	11,321	875,906
Trane Technologies PLC	3,049	1,269,055
Vulcan Materials Co.	6,501	1,873,133
		4,018,094
Commercial Services — 0.5%
Block, Inc.†	2,813	249,091
Corpay, Inc.†	1,486	566,434
		815,525
Computers — 5.0%
Apple, Inc.	30,728	7,292,676
Seagate Technology Holdings PLC	5,909	598,759
		7,891,435
Diversified Financial Services — 4.1%
American Express Co.	7,354	2,240,616
Ameriprise Financial, Inc.	3,033	1,740,851
Mastercard, Inc., Class A	4,571	2,436,069
		6,417,536
Electric — 2.3%
NextEra Energy, Inc.	13,256	1,042,850
PG&E Corp.	71,604	1,548,794
Southern Co.	11,171	995,671
		3,587,315
Electrical Components & Equipment — 1.3%
Eaton Corp. PLC	5,640	2,117,369
Food — 0.8%
Mondelez International, Inc., Class A	18,550	1,204,823
Healthcare-Products — 1.7%
Medtronic PLC	11,556	1,000,056
Stryker Corp.	4,277	1,677,226
		2,677,282
Healthcare-Services — 1.7%
UnitedHealth Group, Inc.	4,242	2,588,468
Insurance — 1.3%
Arthur J. Gallagher & Co.	4,207	1,313,594
Travelers Cos., Inc.	2,981	793,065
		2,106,659
Security Description	Shares or Principal Amount	Value

Internet — 6.5%
Alphabet, Inc., Class A	14,262	$ 2,409,565
Amazon.com, Inc.†	22,338	4,643,847
Meta Platforms, Inc., Class A	5,506	3,162,206
		10,215,618
Lodging — 0.6%
Marriott International, Inc., Class A	3,298	953,419
Machinery-Diversified — 0.9%
Deere & Co.	3,147	1,466,187
Oil & Gas — 1.5%
Exxon Mobil Corp.	19,901	2,347,522
Oil & Gas Services — 1.6%
Baker Hughes Co.	56,439	2,480,494
Pharmaceuticals — 1.6%
AbbVie, Inc.	9,642	1,763,811
Eli Lilly & Co.	846	672,866
		2,436,677
REITS — 0.5%
Prologis, Inc.	6,099	712,241
Retail — 3.9%
AutoZone, Inc.†	18	57,052
Chipotle Mexican Grill, Inc.†	15,847	974,907
Lowe's Cos., Inc.	9,049	2,465,219
McDonald's Corp.	5,898	1,745,867
TJX Cos., Inc.	6,863	862,611
		6,105,656
Semiconductors — 7.6%
Analog Devices, Inc.	3,756	818,996
ASML Holding NV	507	348,111
Marvell Technology, Inc.	6,243	578,664
Micron Technology, Inc.	9,419	922,591
NVIDIA Corp.	51,368	7,101,626
NXP Semiconductors NV	9,096	2,086,349
		11,856,337
Software — 7.0%
Intuit, Inc.	1,572	1,008,800
Microsoft Corp.	19,109	8,091,897
Oracle Corp.	10,491	1,939,156
		11,039,853
Transportation — 1.3%
CSX Corp.	54,343	1,986,237
Total Common Stocks (cost $70,014,619)		96,114,519
CORPORATE BONDS & NOTES — 11.2%
Aerospace/Defense — 0.3%
Boeing Co.
2.20%, 02/04/2026	$ 5,000	4,832
2.70%, 02/01/2027	270,000	256,584
3.45%, 11/01/2028	19,000	17,798
6.53%, 05/01/2034*	25,000	26,583
L3Harris Technologies, Inc.
5.25%, 06/01/2031	40,000	40,769
5.40%, 07/31/2033	28,000	28,643
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	55,562

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
RTX Corp.
2.25%, 07/01/2030	$ 86,000	$ 75,581
5.15%, 02/27/2033	23,000	23,317
		529,669
Agriculture — 0.1%
Altria Group, Inc.
2.45%, 02/04/2032	50,000	41,965
BAT Capital Corp.
2.26%, 03/25/2028	113,000	104,275
4.39%, 08/15/2037	20,000	17,850
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	22,952
4.65%, 09/17/2034	32,000	30,991
		218,033
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	50,464	47,650
3.95%, 01/11/2032	85,280	79,299
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	67,688	63,054
JetBlue Pass-Through Trust
7.75%, 05/15/2030	28,550	29,142
United Airlines Pass-Through Trust
3.10%, 04/07/2030	22,576	20,605
3.50%, 11/01/2029	28,463	26,987
3.65%, 04/07/2027	32,037	31,440
3.65%, 07/07/2027	36,793	35,979
3.70%, 09/01/2031	31,949	28,967
5.45%, 08/15/2038	145,000	148,448
		511,571
Auto Manufacturers — 0.3%
General Motors Co.
6.80%, 10/01/2027	100,000	104,929
General Motors Financial Co., Inc.
5.45%, 09/06/2034#	20,000	19,999
5.95%, 04/04/2034	25,000	25,771
Hyundai Capital America
2.38%, 10/15/2027*	120,000	112,201
3.00%, 02/10/2027*	200,000	192,499
		455,399
Banks — 3.0%
ABN AMRO Bank NV
6.58%, 10/13/2026*	200,000	202,459
Banco Santander SA
5.59%, 08/08/2028	200,000	204,709
Bank of America Corp.
2.55%, 02/04/2028	25,000	23,853
2.57%, 10/20/2032	40,000	34,462
2.68%, 06/19/2041	144,000	104,465
2.97%, 02/04/2033	30,000	26,282
3.71%, 04/24/2028	149,000	145,434
4.38%, 04/27/2028	45,000	44,626
5.08%, 01/20/2027	34,000	34,097
5.20%, 04/25/2029	50,000	50,601
5.29%, 04/25/2034	50,000	50,776
5.43%, 08/15/2035	27,000	26,984
5.82%, 09/15/2029	40,000	41,414
Bank of Montreal
4.64%, 09/10/2030	19,000	18,850
Security Description	Shares or Principal Amount	Value

Banks (continued)
Bank of New York Mellon Corp.
6.32%, 10/25/2029	$ 30,000	$ 31,791
6.47%, 10/25/2034	30,000	33,097
Bank of Nova Scotia
4.85%, 02/01/2030	40,000	40,212
BNP Paribas SA
5.18%, 01/09/2030*	200,000	201,699
Citigroup, Inc.
2.52%, 11/03/2032	15,000	12,774
3.06%, 01/25/2033	88,000	77,284
4.54%, 09/19/2030	69,000	67,944
5.45%, 06/11/2035	50,000	51,126
Danske Bank A/S
4.61%, 10/02/2030*	200,000	196,628
Deutsche Bank AG
2.55%, 01/07/2028	150,000	142,527
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*#	200,000	205,413
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	25,000	23,674
2.38%, 07/21/2032	15,000	12,798
2.64%, 02/24/2028	37,000	35,312
5.05%, 07/23/2030	45,000	45,239
5.33%, 07/23/2035	95,000	95,934
6.48%, 10/24/2029	40,000	42,320
HSBC Holdings PLC
6.10%, 01/14/2042#	95,000	105,115
Huntington Bancshares, Inc.
5.27%, 01/15/2031	30,000	30,343
KeyCorp
2.25%, 04/06/2027	140,000	131,939
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	86,410
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029	130,000	125,956
Mizuho Financial Group, Inc.
5.74%, 05/27/2031	250,000	261,053
Morgan Stanley
3.95%, 04/23/2027	150,000	147,381
4.46%, 04/22/2039	110,000	102,241
5.04%, 07/19/2030	10,000	10,073
5.16%, 04/20/2029	50,000	50,536
5.32%, 07/19/2035	15,000	15,218
5.66%, 04/18/2030	40,000	41,197
NatWest Markets PLC
1.60%, 09/29/2026*	200,000	189,243
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	30,000	29,711
5.07%, 01/24/2034	37,000	36,840
Royal Bank of Canada
4.65%, 10/18/2030	45,000	44,797
Santander Holdings USA, Inc.
6.17%, 01/09/2030	40,000	41,215
Santander UK Group Holdings PLC
2.47%, 01/11/2028	200,000	189,606
Societe Generale SA
4.25%, 04/14/2025*	200,000	198,779
Standard Chartered PLC
5.91%, 05/14/2035*	200,000	206,145
Toronto-Dominion Bank
5.52%, 07/17/2028	20,000	20,538
Truist Financial Corp.
5.12%, 01/26/2034	20,000	19,814

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.71%, 01/24/2035	$ 17,000	$ 17,539
6.05%, 06/08/2027	20,000	20,351
7.16%, 10/30/2029	30,000	32,283
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	52,480
4.61%, 04/25/2053	80,000	71,369
5.20%, 01/23/2030	15,000	15,208
5.21%, 12/03/2035	30,000	30,132
5.50%, 01/23/2035	25,000	25,621
		4,673,917
Beverages — 0.0%
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	73,000	67,531
Biotechnology — 0.1%
Amgen, Inc.
3.15%, 02/21/2040	68,000	52,534
Gilead Sciences, Inc.
2.60%, 10/01/2040	143,000	103,494
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	56,000	47,095
		203,123
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	57,000	51,073
Masco Corp.
2.00%, 10/01/2030	57,000	48,599
		99,672
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	112,000	116,350
RPM International, Inc.
2.95%, 01/15/2032	37,000	32,694
		149,044
Commercial Services — 0.2%
Element Fleet Management Corp.
6.32%, 12/04/2028*	30,000	31,611
ERAC USA Finance LLC
5.00%, 02/15/2029*	40,000	40,596
5.20%, 10/30/2034*	20,000	20,286
Global Payments, Inc.
3.20%, 08/15/2029	27,000	25,007
Triton Container International, Ltd.
2.05%, 04/15/2026*#	100,000	95,584
Verisk Analytics, Inc.
5.75%, 04/01/2033	25,000	26,361
		239,445
Computers — 0.3%
Accenture Capital, Inc.
4.25%, 10/04/2031	25,000	24,453
4.50%, 10/04/2034	20,000	19,446
Apple, Inc.
2.70%, 08/05/2051	130,000	85,511
CGI, Inc.
2.30%, 09/14/2031	42,000	35,434
Dell International LLC/EMC Corp.
6.20%, 07/15/2030	141,000	149,788
Security Description	Shares or Principal Amount	Value

Computers (continued)
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	$ 50,000	$ 49,335
Leidos, Inc.
2.30%, 02/15/2031	141,000	120,834
		484,801
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	143,388
6.10%, 01/15/2027	150,000	153,718
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	150,000	140,070
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	78,000	72,528
4.25%, 04/15/2026*	47,000	46,375
4.38%, 05/01/2026*	24,000	23,704
5.50%, 01/15/2026*	154,000	154,284
5.75%, 03/01/2029*	27,000	27,635
5.75%, 11/15/2029*	70,000	71,770
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	91,061
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	20,000	19,710
Nasdaq, Inc.
5.55%, 02/15/2034	15,000	15,473
		959,716
Electric — 1.4%
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	30,000	31,282
Constellation Energy Generation LLC
5.80%, 03/01/2033	30,000	31,428
Consumers 2023 Securitization Funding LLC
5.21%, 09/01/2031	108,000	109,914
Duke Energy Corp.
6.10%, 09/15/2053	30,000	32,006
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	36,603
Edison International
5.75%, 06/15/2027#	17,000	17,365
Emera US Finance LP
4.75%, 06/15/2046	174,000	151,400
Evergy, Inc.
2.90%, 09/15/2029	151,000	138,865
Fells Point Funding Trust
3.05%, 01/31/2027*	100,000	96,273
Jersey Central Power & Light Co.
4.30%, 01/15/2026*	65,000	64,521
MidAmerican Energy Co.
5.85%, 09/15/2054	20,000	21,519
New England Power Co.
2.81%, 10/06/2050*	58,000	36,922
NextEra Energy Capital Holdings, Inc.
5.55%, 03/15/2054	60,000	60,735
NRG Energy, Inc.
2.00%, 12/02/2025*	47,000	45,471
2.45%, 12/02/2027*	308,000	285,965
Pacific Gas & Electric Co.
4.30%, 03/15/2045	10,000	8,279
5.80%, 05/15/2034#	66,000	68,617
5.90%, 10/01/2054	5,000	5,133
6.40%, 06/15/2033	57,000	61,132

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
PG&E Recovery Funding LLC
5.23%, 06/01/2042	$ 255,000	$ 261,406
5.53%, 06/01/2051	30,000	31,211
5.54%, 07/15/2049	30,000	31,172
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	19,201
5.10%, 06/01/2054	30,000	30,011
Public Service Co. of Oklahoma
5.25%, 01/15/2033	40,000	40,375
SCE Recovery Funding LLC
4.70%, 06/15/2042	23,585	23,337
Sigeco Securitization I LLC
5.03%, 11/15/2038	22,115	21,880
Southern California Edison Co.
1.20%, 02/01/2026	112,000	107,593
5.45%, 06/01/2031	60,000	61,960
Southern Co.
5.20%, 06/15/2033	54,000	54,738
Union Electric Co.
3.90%, 04/01/2052	27,000	21,677
Vistra Operations Co. LLC
5.70%, 12/30/2034*	15,000	15,224
6.00%, 04/15/2034*	4,000	4,152
WEC Energy Group, Inc.
1.38%, 10/15/2027	140,000	128,200
		2,155,567
Electronics — 0.0%
Honeywell International, Inc.
5.25%, 03/01/2054	30,000	29,852
Entertainment — 0.0%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	15,000	12,058
Food — 0.3%
J.M. Smucker Co.
6.20%, 11/15/2033#	15,000	16,111
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.75%, 03/15/2034	47,000	51,196
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	25,000	22,424
Kellanova
5.25%, 03/01/2033	29,000	29,619
Kraft Heinz Foods Co.
4.38%, 06/01/2046	19,000	16,066
4.63%, 10/01/2039	40,000	36,938
Kroger Co.
5.00%, 09/15/2034	20,000	19,881
5.50%, 09/15/2054	10,000	9,913
Sysco Corp.
2.40%, 02/15/2030	122,000	108,649
Tyson Foods, Inc.
3.55%, 06/02/2027	44,000	42,842
5.70%, 03/15/2034	30,000	30,970
		384,609
Gas — 0.2%
APA Infrastructure, Ltd.
5.13%, 09/16/2034*	46,000	45,218
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	22,733
Security Description	Shares or Principal Amount	Value

Gas (continued)
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	$ 141,000	$ 119,679
Southern California Gas Co.
6.35%, 11/15/2052	25,000	28,409
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	20,000	20,934
		236,973
Healthcare-Products — 0.1%
Solventum Corp.
5.60%, 03/23/2034*	37,000	37,566
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	40,000	33,831
		71,397
Healthcare-Services — 0.1%
Elevance Health, Inc.
2.25%, 05/15/2030	57,000	50,095
HCA, Inc.
3.50%, 07/15/2051	7,000	4,818
5.45%, 09/15/2034#	45,000	44,954
5.50%, 06/15/2047	10,000	9,577
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	34,753
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	16,588
UnitedHealth Group, Inc.
5.88%, 02/15/2053	20,000	21,349
		182,134
Home Builders — 0.0%
Lennar Corp.
5.00%, 06/15/2027	50,000	50,365
Insurance — 0.4%
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	25,000	20,105
Brown & Brown, Inc.
2.38%, 03/15/2031#	56,000	48,018
CNO Global Funding
5.88%, 06/04/2027*	100,000	102,226
Empower Finance 2020 LP
3.08%, 09/17/2051*	68,000	45,233
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	15,000	15,444
F&G Global Funding
1.75%, 06/30/2026*	25,000	23,745
5.88%, 06/10/2027*	100,000	101,623
Mutual of Omaha Cos. Global Funding
5.45%, 12/12/2028*	50,000	51,027
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	52,444
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	25,000	22,633
5.16%, 05/28/2031*	80,000	81,825
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	41,178
		605,501
Internet — 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	41,668
Meta Platforms, Inc.
5.40%, 08/15/2054	20,000	20,421

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
5.60%, 05/15/2053	$ 35,000	$ 36,818
Uber Technologies, Inc.
4.80%, 09/15/2034	20,000	19,578
		118,485
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	56,000	51,536
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
3.11%, 02/15/2040	67,000	52,458
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	50,000	42,878
3.50%, 06/01/2041	35,000	25,115
Comcast Corp.
3.25%, 11/01/2039	154,000	121,428
5.30%, 06/01/2034	50,000	51,299
5.35%, 05/15/2053	100,000	98,431
Discovery Communications LLC
3.63%, 05/15/2030	94,000	85,017
		424,168
Mining — 0.1%
Glencore Funding LLC
2.50%, 09/01/2030*	75,000	65,870
5.63%, 04/04/2034*	30,000	30,795
		96,665
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	26,478
Oil & Gas — 0.2%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	145,000	92,705
4.81%, 02/13/2033	40,000	39,579
ConocoPhillips Co.
5.50%, 01/15/2055	35,000	35,250
Coterra Energy, Inc.
3.90%, 05/15/2027	46,000	45,047
Devon Energy Corp.
5.75%, 09/15/2054	30,000	28,915
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	67,887
Occidental Petroleum Corp.
5.20%, 08/01/2029	15,000	15,052
5.38%, 01/01/2032	15,000	14,923
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	43,722
		383,080
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	33,000	31,366
Pharmaceuticals — 0.3%
AbbVie, Inc.
5.05%, 03/15/2034	50,000	50,635
Bristol-Myers Squibb Co.
3.70%, 03/15/2052	17,000	13,179
4.13%, 06/15/2039	48,000	43,150
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
5.55%, 02/22/2054	$ 2,000	$ 2,068
5.65%, 02/22/2064	25,000	25,566
Cencora, Inc.
5.13%, 02/15/2034	80,000	80,138
CVS Health Corp.
2.70%, 08/21/2040	94,000	64,342
Merck & Co, Inc.
2.90%, 12/10/2061	30,000	18,491
Merck & Co., Inc.
4.00%, 03/07/2049	20,000	16,605
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	55,000	54,370
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	96,000	94,518
Zoetis, Inc.
5.60%, 11/16/2032	41,000	42,916
		505,978
Pipelines — 0.4%
Cheniere Energy, Inc.
5.65%, 04/15/2034	20,000	20,479
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	11,000	10,863
Enbridge, Inc.
5.63%, 04/05/2034	30,000	30,908
5.70%, 03/08/2033	30,000	31,121
Energy Transfer LP
5.25%, 07/01/2029	50,000	50,742
Enterprise Products Operating LLC
4.45%, 02/15/2043	50,000	44,740
Flex Intermediate Holdco LLC
4.32%, 12/30/2039*	15,000	11,895
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	41,000	39,121
Kinder Morgan, Inc.
5.00%, 02/01/2029	115,000	115,842
MPLX LP
2.65%, 08/15/2030	69,000	61,202
5.50%, 06/01/2034	50,000	50,575
NGPL PipeCo LLC
3.25%, 07/15/2031*	25,000	21,909
ONEOK, Inc.
4.75%, 10/15/2031	55,000	54,233
5.70%, 11/01/2054	45,000	44,775
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027*	10,000	9,989
5.03%, 10/01/2029*	10,000	9,923
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030#	37,000	35,596
		643,913
REITS — 0.8%
American Tower Corp.
1.50%, 01/31/2028	47,000	42,539
2.95%, 01/15/2051#	57,000	37,743
3.10%, 06/15/2050	88,000	59,800
Brixmor Operating Partnership LP
2.25%, 04/01/2028	30,000	27,542
2.50%, 08/16/2031	15,000	12,816
COPT Defense Properties LP
2.75%, 04/15/2031	36,000	30,978
Crown Castle, Inc.
5.80%, 03/01/2034	20,000	20,783

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
CubeSmart LP
2.00%, 02/15/2031	$ 85,000	$ 71,785
DOC DR LLC
2.63%, 11/01/2031	15,000	12,940
Equinix, Inc.
2.90%, 11/18/2026	85,000	82,140
Extra Space Storage LP
2.40%, 10/15/2031	35,000	29,691
5.90%, 01/15/2031	40,000	41,892
Goodman US Finance Six LLC
5.13%, 10/07/2034*	15,000	14,852
Healthcare Realty Holdings LP
2.00%, 03/15/2031	56,000	46,473
3.10%, 02/15/2030	150,000	135,948
Healthpeak OP LLC
2.13%, 12/01/2028	38,000	34,468
2.88%, 01/15/2031	56,000	50,195
Mid-America Apartments LP
3.60%, 06/01/2027	19,000	18,608
NNN REIT, Inc.
5.50%, 06/15/2034	30,000	30,657
Realty Income Corp.
4.85%, 03/15/2030	40,000	40,179
Sabra Health Care LP
3.20%, 12/01/2031	25,000	21,886
Safehold GL Holdings LLC
2.85%, 01/15/2032	46,000	39,293
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/2026*	140,000	137,837
UDR, Inc.
2.10%, 08/01/2032	57,000	46,409
WP Carey, Inc.
2.40%, 02/01/2031	141,000	121,646
		1,209,100
Retail — 0.1%
Home Depot, Inc.
3.63%, 04/15/2052	25,000	19,206
Starbucks Corp.
4.80%, 02/15/2033	50,000	49,974
4.90%, 02/15/2031#	20,000	20,275
		89,455
Semiconductors — 0.3%
Analog Devices, Inc.
2.80%, 10/01/2041	26,000	19,106
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	8,220
4.55%, 02/15/2032	87,000	85,151
5.05%, 07/12/2029	100,000	101,126
Intel Corp.
3.05%, 08/12/2051	10,000	6,191
3.25%, 11/15/2049	10,000	6,495
3.73%, 12/08/2047	15,000	10,734
5.70%, 02/10/2053	28,000	26,729
KLA Corp.
3.30%, 03/01/2050	105,000	76,751
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031#	40,000	34,573
3.25%, 05/11/2041	40,000	30,396
QUALCOMM, Inc.
4.50%, 05/20/2052#	20,000	17,631
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Texas Instruments, Inc.
5.05%, 05/18/2063	$ 78,000	$ 74,762
		497,865
Software — 0.3%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	42,000	41,238
Oracle Corp.
3.60%, 04/01/2050	30,000	22,178
3.80%, 11/15/2037	70,000	60,261
4.90%, 02/06/2033	40,000	39,831
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	24,164
Take-Two Interactive Software, Inc.
3.70%, 04/14/2027	52,000	50,881
5.40%, 06/12/2029	70,000	71,550
VMware LLC
1.40%, 08/15/2026	47,000	44,407
VMware, Inc.
4.70%, 05/15/2030	94,000	92,919
Workday, Inc.
3.50%, 04/01/2027	35,000	34,197
		481,626
Telecommunications — 0.4%
AT&T, Inc.
2.75%, 06/01/2031	205,000	181,885
3.55%, 09/15/2055	30,000	21,319
Sprint Capital Corp.
6.88%, 11/15/2028	15,000	16,104
T-Mobile USA, Inc.
3.40%, 10/15/2052	45,000	31,933
5.05%, 07/15/2033	50,000	50,151
5.15%, 04/15/2034	21,000	21,173
Verizon Communications, Inc.
2.65%, 11/20/2040	57,000	40,651
3.15%, 03/22/2030	151,000	139,740
Vodafone Group PLC
5.75%, 06/28/2054	50,000	50,185
		553,141
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029#	47,000	44,652
Transportation — 0.0%
Burlington Northern Santa Fe LLC
5.50%, 03/15/2055	30,000	31,107
Canadian Pacific Railway Co.
4.70%, 05/01/2048	22,000	20,174
		51,281
Total Corporate Bonds & Notes (cost $19,218,066)		17,581,624
ASSET BACKED SECURITIES — 4.5%
Auto Loan Receivables — 1.4%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	135,000	137,540
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D 6.03%, 11/15/2029	85,000	86,539

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	$ 125,000	$ 126,054
CPS Auto Receivables Trust
Series 2022-C, Class B 4.88%, 04/15/2030*	25,506	25,506
Credit Acceptance Auto Loan Trust
Series 2024-3, Class B 4.85%, 11/15/2034*	180,000	177,464
Series 2023-5A, Class B 6.71%, 02/15/2034*	100,000	102,801
DT Auto Owner Trust
Series 2022-2A, Class D 5.46%, 03/15/2028*	55,000	54,995
Series 2023-1A, Class C 5.55%, 10/16/2028*	110,000	110,444
Series 2023-2A, Class D 6.62%, 02/15/2029*	60,000	61,366
Exeter Automobile Receivables Trust
Series 2022-4A, Class D 5.98%, 12/15/2028	120,000	121,297
Series 2022-5A, Class C 6.51%, 12/15/2027	75,000	75,443
Series 2023-5A, Class C 6.85%, 01/16/2029	65,000	66,877
FHF Trust
Series 2023-1A, Class A2 6.57%, 06/15/2028*	50,089	50,699
LAD Auto Receivables Trust
Series 2023-4A, Class C 6.76%, 03/15/2029*	125,000	128,807
Octane Receivables Trust
Series 2024-2A, Class C 5.90%, 07/20/2032*	150,000	151,936
Santander Drive Auto Receivables Trust
Series 2023-1, Class C 5.09%, 05/15/2030	70,000	70,247
Series 2023-6, Class C 6.40%, 03/17/2031	150,000	155,550
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C 5.51%, 01/20/2032*	160,000	161,790
Veros Auto Receivables Trust
Series 2024-1, Class A 6.28%, 11/15/2027*	118,395	119,213
Series 2024-1, Class B 6.60%, 06/15/2028*	100,000	101,437
Westlake Automobile Receivables Trust
Series 2023-4A, Class C 6.64%, 11/15/2028*	120,000	122,944
		2,208,949
Credit Card Receivables — 0.1%
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A 5.78%, 12/15/2032*	100,000	99,978
World Financial Network Credit Card Master Trust
Series 2023-A, Class A 5.02%, 03/15/2030	110,000	110,592
		210,570
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 3.0%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	$ 23,897	$ 21,924
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	95,000	90,005
AMSR 2024-SFR1 Trust
Series 2024-SFR1, Class D 4.29%, 07/17/2041*	100,000	93,640
AMSR Trust
Series 2020-SFR4, Class E2 2.46%, 11/17/2037*	100,000	96,761
Series 2020-SFR3, Class E2 2.76%, 09/17/2037*	100,000	97,546
Series 2020-SFR2, Class E2 4.28%, 07/17/2037*	145,000	143,579
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	115,000	108,628
Business Jet Securities LLC
Series 2022-1A, Class A 4.46%, 06/15/2037*	60,841	59,326
Series 2024-2, Class A 5.36%, 09/15/2039*	161,571	159,746
Cherry Securitization Trust
Series 2024-1, Class A 5.70%, 04/15/2032*	100,000	99,188
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	175,000	167,410
Diamond Resorts Owner Trust
Series 2021-1A, Class A 1.51%, 11/21/2033*	39,084	38,022
Series 2021-1A, Class C 2.70%, 11/21/2033*	21,496	20,922
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	34,488	32,225
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	146,089
Series 2022-SFR1, Class E1 5.00%, 05/19/2039*	100,000	97,163
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(1)	100,000	92,973
Foundation Finance Trust
Series 2024-2A, Class A 4.60%, 03/15/2050*	98,878	98,077
Series 2023-2A, Class A 6.53%, 06/15/2049*	87,365	90,191
FRTKL
Series 2021-SFR1, Class A 1.57%, 09/17/2038*	205,000	192,295
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	75,824	76,361
Series 2024-A, Class C 6.32%, 03/15/2043*	91,787	92,413
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	124,873	117,176

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2021-3, Class D 3.00%, 01/17/2041*	$ 90,854	$ 81,399
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	130,000	123,463
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	56,187	52,553
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A 2.98%, 03/25/2026*	50,772	49,103
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	82,360	79,566
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	17,232	16,886
Series 2021-A, Class B 1.76%, 03/08/2028*	42,219	41,387
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	168,212	162,489
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A 1.22%, 01/16/2029*	10,173	10,053
Pagaya AI Technology in Housing Trust
Series 2023-1, Class C 3.60%, 10/25/2040*	125,000	113,470
PRET LLC VRS
Series 2021-RN4, Class A1 5.49%, 10/25/2051*(1)	87,900	87,670
Progress Residential Trust
Series 2021-SFR2, Class D 2.20%, 04/19/2038*	267,000	257,440
Series 2024-SFR1, Class D 3.75%, 02/17/2041*	155,000	142,772
Progress Residential Trust VRS
Series 2024-SFR5, Class E1 3.38%, 08/09/2029*(1)	130,000	115,058
Regional Management Issuance Trust
Series 2021-1, Class A 1.68%, 03/17/2031*	41,404	40,899
Republic Finance Issuance Trust
Series 2021-A, Class A 2.30%, 12/22/2031*	189,000	185,950
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	100,000	105,678
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B 1.80%, 09/20/2038*	17,817	17,119
Series 2022-2A, Class C 6.36%, 06/20/2040*	50,902	50,862
Upstart Pass-Through Trust
Series 2021-ST2, Class A 2.50%, 04/20/2027*	6,701	6,613
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	125,000	126,669
Verizon Master Trust
4.35%, 08/20/2032*	250,000	248,355
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
VOLT XCII LLC
Series 2021-NPL1, Class A1 4.89%, 02/27/2051*(2)	$ 18,702	$ 18,665
VOLT XCIII LLC
Series 2021-NPL2, Class A1 4.89%, 02/27/2051*(2)	71,998	71,853
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(2)	69,763	69,569
VOLT XCV LLC
Series 2021-NPL4, Class A1 5.24%, 03/27/2051*(2)	47,664	47,561
VOLT XCVI LLC
Series 2021-NPL5, Class A1 5.12%, 03/27/2051*(2)	46,212	46,161
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(2)	66,483	66,476
		4,667,399
Total Asset Backed Securities (cost $7,092,085)		7,086,918
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Commercial and Residential — 1.1%
ABL
Series 2024-RTL1, Class A1 6.08%, 09/25/2029*(2)	175,000	175,657
ACRE Commercial Mtg., Ltd. FRS
Series 2021-FL4, Class AS 5.82%, (TSFR1M+1.21%), 12/18/2037*	72,455	71,410
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	90,564
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	103,690	92,225
CFMT LLC VRS
Series 2024-HB14, Class M1 3.00%, 06/25/2034*(1)	190,000	177,459
Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 7.43%, (SOFR30A+2.70%), 07/25/2043*	90,000	93,482
CSMC Trust VRS
Series 2021-RPL1, Class A1 4.07%, 09/27/2060*(1)	97,174	96,843
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 4.89%, 10/25/2066*(2)	72,990	72,994
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(2)	100,000	99,108
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(2)	105,000	105,119
New Residential Mtg. Loan Trust
5.44%, 09/25/2039*(2)	215,000	212,335
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(2)	175,000	176,437
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	94,274

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	$ 206,470	$ 181,059
		1,738,966
U.S. Government Agency — 2.4%
Federal Agricultural Mtg. Trust VRS
Series 2021-1, Class A 2.18%, 01/25/2051*(1)	167,029	135,143
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.71%, 10/25/2027*(1)	65,000	59,631
Series 2016-K58, Class B 3.87%, 09/25/2049*(1)	260,000	253,849
Series 2016-K56, Class B 4.09%, 06/25/2049*(1)	50,000	49,051
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2021-MN2, Class M1 6.53%, (SOFR30A+1.80%), 07/25/2041*	91,005	87,811
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	120,000	113,382
Federal Home Loan Mtg. Corp. REMIC
Series 3910, Class CU 4.00%, 03/15/2041	27,469	26,586
4.00%, 12/25/2050(3)	447,048	92,431
Federal Home Loan Mtg. Corp. SCRT
Series 2024-1, Class MT 3.00%, 11/25/2063	225,241	185,690
Series 2022-1, Class MTU 3.25%, 11/25/2061	44,899	38,931
Series 2018-1, Class M60C 3.50%, 05/25/2057	91,299	84,614
Series 2019-1, Class MT 3.50%, 07/25/2058	44,326	39,369
Series 2019-3, Class MB 3.50%, 10/25/2058	124,781	101,085
Series 2024-2, Class MT 3.50%, 05/25/2064	108,362	95,434
Series 2018-2, Class M55D 4.00%, 11/25/2057	154,353	144,811
Series 2018-4, Class M55D 4.00%, 03/25/2058	122,283	115,234
Series 2019-2, Class M55D 4.00%, 08/25/2058	137,165	128,359
Series 2019-3, Class M55D 4.00%, 10/25/2058	127,928	119,807
Series 2019-4, Class M55D 4.00%, 02/25/2059	46,787	43,767
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(1)	124,892	116,694
Federal Home Loan Mtg. Corp. STRIPS
2.00%, 09/15/2047	77,635	66,501
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-01, Class M7 8.73%, (SOFR30A+4.00%), 11/25/2053*	104,379	108,857
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	$ 68,000	$ 68,587
Series 2002-T4, Class A1 6.50%, 12/25/2041	7,613	7,795
Federal National Mtg. Assoc. REMIC
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	18,697	18,454
Series 2018-72, Class VB 3.50%, 10/25/2031	142,031	137,789
Series 2019-7, Class CA 3.50%, 11/25/2057	177,563	169,094
Series 2024-M2, Class A2 3.75%, 08/25/2033	195,000	181,500
Series 2017-35, Class VA 4.00%, 07/25/2028	58,508	57,905
Series 2021-22, Class BI 4.00%, 04/25/2051(3)	456,484	99,971
Series 2002-W3, Class A4 6.50%, 11/25/2041	72,251	73,228
Series 2002-W8, Class A1 6.50%, 06/25/2042	36,936	38,306
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.15%, 04/25/2032(1)	225,000	190,563
Series 2022-M2S, Class A1 3.88%, 05/25/2032(1)	113,621	110,749
Series 2023-M8, Class A2 4.62%, 03/25/2033(1)	110,000	108,593
Government National Mtg. Assoc. REMIC
Series 2020-123, Class LB 1.00%, 08/20/2050	160,751	131,316
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 7.45%, 06/20/2071(1)	128,990	113,738
		3,714,625
Total Collateralized Mortgage Obligations (cost $5,752,895)		5,453,591
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.5%
U.S. Government — 8.3%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	2,132,000	1,346,316
1.38%, 11/15/2040 to 08/15/2050	1,759,000	1,017,126
1.63%, 11/15/2050	800,000	450,031
1.88%, 02/15/2051 to 11/15/2051	696,000	415,980
2.25%, 02/15/2052	1,408,000	919,875
2.38%, 02/15/2042	405,000	303,513
3.00%, 08/15/2052	260,000	200,495
3.13%, 02/15/2043	225,000	186,961
3.38%, 08/15/2042	265,000	229,991
3.88%, 05/15/2043	50,000	46,277
United States Treasury Bonds STRIPS
Zero Coupon, 05/15/2041	450,000	209,862
United States Treasury Notes
0.75%, 01/31/2028	130,000	117,081
1.25%, 05/31/2028	249,000	225,909
1.63%, 05/15/2031	805,000	691,703
2.75%, 08/15/2032#	630,000	571,824
2.88%, 04/30/2029	1,576,000	1,498,062
3.13%, 08/31/2029#	1,044,000	999,997
3.38%, 05/15/2033#	315,000	297,084

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.88%, 08/15/2033#	$2,955,000	$ 2,888,166
4.00%, 02/15/2034#	345,000	339,798
		12,956,051
U.S. Government Agency — 9.2%
Federal Home Loan Mtg. Corp.
1.80%, 11/01/2028	210,000	189,277
2.50%, 02/01/2051	154,802	130,972
3.00%, 01/01/2052	89,492	78,777
3.45%, 08/01/2032	240,895	223,913
3.50%, 05/01/2042 to 01/01/2050	178,468	164,985
3.80%, 10/01/2034	100,000	93,267
4.00%, 01/01/2052	32,118	30,086
4.50%, 05/01/2052	51,258	50,051
6.00%, 02/01/2054	168,136	171,269
Federal National Mtg. Assoc.
1.38%, 01/01/2031	300,000	252,060
1.56%, 12/01/2030	240,155	205,813
1.93%, 06/01/2035	99,855	80,503
1.95%, 10/01/2029	400,000	353,112
2.50%, 07/01/2050 to 01/01/2052	853,158	723,890
2.70%, 07/01/2026	144,821	140,183
2.97%, 08/01/2026	160,000	155,688
3.00%, 05/01/2050 to 03/01/2061	466,677	408,004
3.10%, 10/01/2032	138,826	126,290
3.14%, 07/01/2032	85,000	77,173
3.15%, 09/01/2033	105,000	93,943
3.30%, 07/01/2032	234,000	214,593
3.41%, 03/01/2033	107,000	97,948
3.45%, 08/01/2033	138,146	126,944
3.50%, 02/01/2052 to 11/01/2059	349,963	318,639
3.68%, 01/01/2032	160,000	151,173
3.77%, 12/01/2025	34,550	34,183
3.81%, 10/01/2032	140,000	132,876
3.97%, 01/01/2029	230,000	225,289
4.00%, 06/01/2049 to 08/01/2059	845,687	800,526
4.05%, 07/01/2032	100,000	96,789
4.12%, 11/01/2032	155,000	150,456
4.18%, 11/01/2030	34,528	33,943
4.31%, 10/01/2032	240,000	235,367
4.32%, 02/01/2034	110,000	107,703
4.34%, 01/01/2029	52,972	52,639
4.41%, 01/01/2033	165,000	162,555
4.45%, 12/01/2032	155,000	153,671
4.50%, 05/01/2052	120,857	117,947
4.74%, 04/01/2031	128,499	130,095
4.76%, 01/01/2030	378,000	381,858
4.83%, 12/01/2029	221,000	223,863
4.93%, 10/01/2032	113,000	115,168
4.97%, 09/01/2029	200,000	203,703
5.00%, 06/01/2053	125,631	123,352
5.07%, 03/01/2028	65,732	66,806
5.35%, 11/01/2027	246,738	251,974
5.43%, 07/01/2030	199,471	207,746
6.00%, 06/01/2052 to 11/01/2053	285,920	289,863
Federal National Mtg. Assoc. VRS
1.46%, 11/01/2032(1)	536,470	431,546
1.51%, 11/01/2032(1)	215,116	173,609
Government National Mtg. Assoc.
2.50%, 12/20/2050	178,517	149,465
3.00%, 02/20/2051 to 07/20/2051	1,786,966	1,590,663
3.50%, 01/20/2051 to 02/20/2052	1,894,319	1,732,449
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
4.00%, 05/20/2038 to 08/20/2052	$ 357,759	$ 339,606
4.50%, 12/20/2031 to 05/20/2052	127,643	124,631
5.00%, 02/20/2052 to 08/20/2052	357,567	352,261
5.50%, 06/20/2063	59,281	58,958
6.00%, 09/20/2053 to 06/20/2063	210,602	212,882
6.50%, 09/20/2054	69,875	72,787
Government National Mtg. Corp.
6.50%, 11/20/2053	158,047	165,597
		14,361,379
Total U.S. Government & Agency Obligations (cost $30,331,390)		27,317,430
MUNICIPAL SECURITIES — 0.0%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041 (cost $30,000)	30,000	30,735
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	44,000	31
Total Long-Term Investment Securities (cost $132,439,055)		153,584,848
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(4)(5) (cost $386,723)	386,723	386,723
REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 11/29/2024, to be repurchased 12/02/2024 in the amount of $2,998,101 and collateralized by $3,392,600 of United States Treasury Notes, bearing interest at 0.75% due 01/31/2028 and having an approximate value of $3,057,765 (cost $2,997,741)	2,997,741	2,997,741
TOTAL INVESTMENTS (cost $135,823,519)(6)	100.2%	156,969,312
Other assets less liabilities	(0.2)	(285,252)
NET ASSETS	100.0%	$156,684,060
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $12,675,655 representing 8.1% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2024.
(3)	Interest Only

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

(4)	The rate shown is the 7-day yield as of November 30, 2024.
(5)	At November 30, 2024, the Fund had loaned securities with a total value of $5,905,537. This was secured by collateral of $386,723, which was received in cash and subsequently invested in short-term investments currently valued at $386,723 as reported in the Portfolio of Investments. Additional collateral of $5,770,641 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Home Loan Mtg. Corp.	0.00% to 8.00%	03/01/2025 to 03/25/2058	$1,968,178
Federal National Mtg. Assoc.	0.00% to 10.91%	12/01/2024 to 03/25/2060	2,408,081
Government National Mtg. Assoc.	0.70% to 6.11%	01/16/2041 to 08/20/2063	996,781
United States Treasury Bills	0.00%	01/09/2025 to 10/02/2025	12,636
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 05/15/2054	384,965
(6)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$96,114,519	$—	$—	$96,114,519
Corporate Bonds & Notes	—	17,581,624	—	17,581,624
Asset Backed Securities	—	7,086,918	—	7,086,918
Collateralized Mortgage Obligations	—	5,453,591	—	5,453,591
U.S. Government & Agency Obligations	—	27,317,430	—	27,317,430
Municipal Securities	—	30,735	—	30,735
Escrows and Litigation Trusts	—	31	—	31
Short-Term Investments	386,723	—	—	386,723
Repurchase Agreements	—	2,997,741	—	2,997,741
Total Investments at Value	$96,501,242	$60,468,070	$—	$156,969,312
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Apparel — 1.9%
Deckers Outdoor Corp.†	14,497	$ 2,840,832
Tapestry, Inc.	25,289	1,574,999
		4,415,831
Auto Manufacturers — 1.5%
Tesla, Inc.†	10,101	3,486,461
Biotechnology — 3.0%
Exelixis, Inc.†	41,832	1,525,195
Incyte Corp.†	17,467	1,302,864
Vertex Pharmaceuticals, Inc.†	8,873	4,153,717
		6,981,776
Commercial Services — 4.1%
Block, Inc.†	25,815	2,285,918
Cintas Corp.	5,989	1,352,256
PayPal Holdings, Inc.†	35,069	3,042,937
Rollins, Inc.	57,126	2,875,152
		9,556,263
Computers — 10.3%
Apple, Inc.	80,538	19,114,083
Crowdstrike Holdings, Inc., Class A†	7,001	2,422,136
Dell Technologies, Inc., Class C	7,425	947,356
Pure Storage, Inc., Class A†	33,425	1,771,191
		24,254,766
Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	8,647	835,560
Procter & Gamble Co.	2,423	434,347
		1,269,907
Diversified Financial Services — 5.3%
American Express Co.	14,835	4,519,928
Charles Schwab Corp.	9,401	778,027
Mastercard, Inc., Class A	13,614	7,255,445
		12,553,400
Electric — 0.9%
Vistra Corp.	12,926	2,066,092
Engineering & Construction — 0.3%
EMCOR Group, Inc.	1,523	776,913
Environmental Control — 0.5%
Waste Management, Inc.	5,474	1,249,276
Healthcare-Services — 1.0%
UnitedHealth Group, Inc.	3,856	2,352,931
Home Builders — 1.1%
PulteGroup, Inc.	18,575	2,512,640
Insurance — 1.5%
Everest Group, Ltd.	9,062	3,512,069
Internet — 19.1%
Alphabet, Inc., Class A	12,116	2,046,998
Alphabet, Inc., Class C	46,865	7,990,014
Amazon.com, Inc.†	56,085	11,659,511
Booking Holdings, Inc.	740	3,849,465
DoorDash, Inc., Class A†	13,921	2,512,462
Expedia Group, Inc.†	18,025	3,327,775
F5, Inc.†	1,502	376,026
Meta Platforms, Inc., Class A	18,531	10,642,724
Security Description	Shares or Principal Amount	Value

Internet (continued)
Pinterest, Inc., Class A†	16,476	$ 499,552
Uber Technologies, Inc.†	28,737	2,067,915
		44,972,442
Miscellaneous Manufacturing — 1.6%
Axon Enterprise, Inc.†	5,808	3,757,544
Oil & Gas — 0.5%
EOG Resources, Inc.	9,574	1,275,831
Pharmaceuticals — 5.1%
Cardinal Health, Inc.	14,928	1,824,799
Dexcom, Inc.†	18,410	1,435,796
Eli Lilly & Co.	9,587	7,625,020
Neurocrine Biosciences, Inc.†	8,823	1,118,315
		12,003,930
Retail — 4.1%
Ferguson Enterprises, Inc.	16,633	3,591,564
Lululemon Athletica, Inc.†	3,204	1,027,394
TJX Cos., Inc.	39,151	4,920,889
		9,539,847
Semiconductors — 16.5%
Advanced Micro Devices, Inc.†	10,334	1,417,566
Applied Materials, Inc.	9,718	1,697,832
Broadcom, Inc.	49,213	7,976,443
NVIDIA Corp.	166,457	23,012,680
NXP Semiconductors NV	7,443	1,707,201
QUALCOMM, Inc.	19,626	3,111,310
		38,923,032
Software — 17.4%
Adobe, Inc.†	8,384	4,325,557
Autodesk, Inc.†	4,313	1,258,965
CommVault Systems, Inc.†	15,587	2,674,573
Dynatrace, Inc.†	10,210	573,700
HubSpot, Inc.†	2,602	1,876,172
Microsoft Corp.	41,527	17,585,023
Salesforce, Inc.	14,829	4,893,422
ServiceNow, Inc.†	3,965	4,161,030
Workday, Inc., Class A†	14,029	3,507,110
		40,855,552
Telecommunications — 2.2%
Arista Networks, Inc.†	5,780	2,345,640
Motorola Solutions, Inc.	5,912	2,954,226
		5,299,866
Total Long-Term Investment Securities (cost $170,698,764)		231,616,369

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.6%
Unaffiliated Investment Companies — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(1) (cost $3,775,910)	3,775,910	$ 3,775,910
TOTAL INVESTMENTS (cost $174,474,674)(2)	100.0%	235,392,279
Other assets less liabilities	(0.0)	(78,513)
NET ASSETS	100.0%	$235,313,766
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2024.
(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$231,616,369	$—	$—	$231,616,369
Short-Term Investments	3,775,910	—	—	3,775,910
Total Investments at Value	$235,392,279	$—	$—	$235,392,279
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Conservative Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.0%
Domestic Fixed Income Investment Companies — 58.0%
VALIC Company I Core Bond Fund (cost $176,385,293)	17,090,635	$170,393,635
Domestic Equity Investment Companies — 32.0%
VALIC Company I Mid Cap Index Fund	145,774	4,377,589
VALIC Company I Small Cap Growth Fund†	381,229	6,663,889
VALIC Company I Small Cap Value Fund	463,547	6,447,935
VALIC Company I Stock Index Fund	846,220	51,602,505
VALIC Company I Systematic Growth Fund	633,646	12,565,206
VALIC Company I Systematic Value Fund	770,999	12,436,211
Total Domestic Equity Investment Companies (cost $75,527,723)		94,093,335
International Equity Investment Companies — 9.0%
VALIC Company I Emerging Economies Fund	446,482	2,857,487
VALIC Company I International Equities Index Fund	2,849,678	23,709,317
Total International Equity Investment Companies (cost $23,789,237)		26,566,804
Total Long-Term Investment Securities (cost $275,702,253)		291,053,774
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(2) (cost $2,877,652)	2,877,652	$ 2,877,651
TOTAL INVESTMENTS (cost $278,579,905)(3)	100.0%	293,931,425
Other assets less liabilities	(0.0)	(50,587)
NET ASSETS	100.0%	$293,880,838
#	The VALIC Company I Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of November 30, 2024.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$291,053,774	$—	$—	$291,053,774
Short-Term Investments	2,877,651	—	—	2,877,651
Total Investments at Value	$293,931,425	$—	$—	$293,931,425
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 30.9%
Advertising — 0.0%
Omnicom Group, Inc.
5.30%, 11/01/2034	$ 650,000	$ 657,803
Aerospace/Defense — 0.4%
BAE Systems PLC
5.50%, 03/26/2054*	453,000	466,214
Boeing Co.
3.38%, 06/15/2046	1,094,000	733,580
3.60%, 05/01/2034	242,000	205,437
3.75%, 02/01/2050	444,000	313,879
5.15%, 05/01/2030	1,263,000	1,257,571
5.81%, 05/01/2050	279,000	266,766
5.93%, 05/01/2060	1,296,000	1,225,325
6.26%, 05/01/2027*	291,000	298,200
Embraer Netherlands Finance BV
7.00%, 07/28/2030	350,000	370,955
L3Harris Technologies, Inc.
5.25%, 06/01/2031	1,137,000	1,158,868
5.40%, 07/31/2033	1,618,000	1,655,172
Lockheed Martin Corp.
2.80%, 06/15/2050	6,000	3,971
Raytheon Technologies Corp.
5.38%, 02/27/2053	1,591,000	1,584,331
RTX Corp.
6.40%, 03/15/2054	598,000	682,623
		10,222,892
Agriculture — 0.0%
Bunge, Ltd. Finance Corp.
4.65%, 09/17/2034	809,000	783,489
Airlines — 0.2%
Air Canada
3.88%, 08/15/2026*	690,000	673,158
American Airlines, Inc.
7.25%, 02/15/2028*#	288,000	294,979
8.50%, 05/15/2029*	108,000	114,112
British Airways Pass Through Trust
2.90%, 09/15/2036*	1,548,235	1,393,487
Latam Airlines Group SA
7.88%, 04/15/2030*	400,000	409,900
United Airlines Pass-Through Trust
5.45%, 08/15/2038	2,048,000	2,096,694
United Airlines, Inc.
4.63%, 04/15/2029*	339,000	325,801
		5,308,131
Auto Manufacturers — 0.6%
Cummins, Inc.
5.45%, 02/20/2054	165,000	169,244
Daimler Truck Finance North America LLC
2.50%, 12/14/2031*#	444,000	379,907
5.13%, 09/25/2027*	160,000	161,437
5.13%, 01/19/2028*	947,000	957,640
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	1,042,000	954,222
5.11%, 05/03/2029	242,000	237,892
5.80%, 03/05/2027	352,000	356,429
6.05%, 11/05/2031	950,000	964,153
7.35%, 03/06/2030	201,000	215,564
General Motors Financial Co., Inc.
2.70%, 06/10/2031	1,100,000	948,290
5.60%, 06/18/2031	473,000	482,109
5.75%, 02/08/2031	546,000	561,290
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
5.80%, 01/07/2029	$ 904,000	$ 929,795
5.85%, 04/06/2030#	1,533,000	1,588,402
5.95%, 04/04/2034	580,000	597,885
Hyundai Capital America
4.30%, 09/24/2027*	471,000	465,209
4.55%, 09/26/2029*	600,000	589,406
4.88%, 11/01/2027*	767,000	767,439
5.30%, 06/24/2029*	476,000	482,734
5.35%, 03/19/2029*	1,208,000	1,227,848
5.80%, 06/26/2025*	573,000	575,754
6.50%, 01/16/2029*	893,000	944,020
Toyota Motor Credit Corp.
4.60%, 10/10/2031	434,000	428,346
Volkswagen Group of America Finance LLC
4.90%, 08/14/2026*	495,000	493,097
		15,478,112
Auto Parts & Equipment — 0.0%
Aptiv PLC / Aptiv Global Financing DAC
4.65%, 09/13/2029	221,000	216,338
Banks — 8.5%
ABN AMRO Bank NV
5.52%, 12/03/2035*	1,400,000	1,404,187
ABQ Finance, Ltd.
1.88%, 09/08/2025	548,000	534,067
AIB Group PLC
6.61%, 09/13/2029*	875,000	922,945
Banco de Credito del Peru S.A.
2.70%, 01/11/2025	810,000	806,651
Banco General SA
4.13%, 08/07/2027	400,000	386,684
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.38%, 04/11/2027	450,000	438,726
Banco Santander SA
5.59%, 08/08/2028	1,400,000	1,432,962
6.35%, 03/14/2034	3,400,000	3,539,875
6.92%, 08/08/2033	600,000	645,896
6.94%, 11/07/2033	700,000	783,024
Bank of America Corp.
3.31%, 04/22/2042	1,014,000	794,980
3.42%, 12/20/2028	329,000	316,185
3.85%, 03/08/2037	2,453,000	2,219,045
3.97%, 02/07/2030	2,207,000	2,134,162
4.08%, 04/23/2040	2,388,000	2,118,373
4.18%, 11/25/2027	2,527,000	2,486,716
4.57%, 04/27/2033	1,668,000	1,619,750
5.43%, 08/15/2035	1,124,000	1,123,318
5.52%, 10/25/2035	1,119,000	1,124,132
6.11%, 01/29/2037	823,000	879,155
Bank of Ireland Group PLC
5.60%, 03/20/2030*	3,640,000	3,712,782
Bank of Montreal
4.64%, 09/10/2030	457,000	453,404
Bank of Nova Scotia
4.59%, 05/04/2037	2,567,000	2,403,376
5.65%, 02/01/2034	1,498,000	1,564,264
BankUnited, Inc.
5.13%, 06/11/2030#	1,326,000	1,292,930
Barclays PLC
3.56%, 09/23/2035	3,549,000	3,168,834
4.94%, 09/10/2030	1,161,000	1,150,672

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
BNP Paribas SA
1.32%, 01/13/2027*	$ 1,515,000	$ 1,453,212
1.68%, 06/30/2027*	1,556,000	1,478,248
5.28%, 11/19/2030*	4,508,000	4,528,172
5.89%, 12/05/2034*	1,169,000	1,221,686
BPCE SA
3.58%, 10/19/2042*	1,684,000	1,256,037
5.94%, 05/30/2035*	420,000	427,478
6.51%, 01/18/2035*	254,000	261,467
7.00%, 10/19/2034*	1,000,000	1,090,282
CaixaBank SA
6.04%, 06/15/2035*	1,390,000	1,431,292
Canadian Imperial Bank of Commerce
4.63%, 09/11/2030	1,510,000	1,494,658
Citibank, N.A.
4.93%, 08/06/2026	655,000	658,498
5.57%, 04/30/2034	650,000	676,673
Citigroup, Inc.
2.57%, 06/03/2031	657,000	580,687
2.67%, 01/29/2031	379,000	339,027
2.90%, 11/03/2042	577,000	423,149
3.11%, 04/08/2026	1,972,000	1,959,811
3.67%, 07/24/2028	211,000	204,901
4.45%, 09/29/2027	2,267,000	2,242,733
4.54%, 09/19/2030	1,097,000	1,080,215
5.41%, 09/19/2039	798,000	781,337
5.88%, 02/22/2033	751,000	786,068
6.00%, 10/31/2033	1,543,000	1,626,076
6.17%, 05/25/2034	267,000	279,494
Citizens Financial Group, Inc.
2.64%, 09/30/2032#	1,250,000	1,029,114
5.72%, 07/23/2032	630,000	642,809
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	4,851,000	4,696,427
4.33%, 08/28/2026	352,000	351,381
Credit Agricole SA
1.25%, 01/26/2027*	1,568,000	1,500,526
5.30%, 07/12/2028*	2,064,000	2,100,828
6.25%, 01/10/2035*	1,255,000	1,291,562
Credit Suisse Group AG
9.02%, 11/15/2033*	484,000	596,870
Danske Bank A/S
3.24%, 12/20/2025*	2,050,000	2,048,212
4.61%, 10/02/2030*	1,001,000	984,123
DBS Group Holdings, Ltd.
1.82%, 03/10/2031	560,000	538,510
Deutsche Bank AG
2.55%, 01/07/2028	950,000	902,671
3.74%, 01/07/2033	1,226,000	1,057,183
5.00%, 09/11/2030	1,628,000	1,608,081
5.40%, 09/11/2035	855,000	833,515
5.41%, 05/10/2029	295,000	301,046
6.72%, 01/18/2029	274,000	286,355
First Abu Dhabi Bank PJSC
6.32%, 04/04/2034	508,000	523,222
First Horizon Bank
5.75%, 05/01/2030#	1,248,000	1,252,463
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	2,146,000	2,025,559
2.38%, 07/21/2032	1,846,000	1,574,973
3.21%, 04/22/2042	1,438,000	1,105,128
3.80%, 03/15/2030	593,000	564,249
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.22%, 05/01/2029	$ 2,376,000	$ 2,331,541
4.69%, 10/23/2030	293,000	290,550
5.05%, 07/23/2030	135,000	135,717
5.33%, 07/23/2035	290,000	292,851
5.85%, 04/25/2035	338,000	354,273
6.75%, 10/01/2037	2,999,000	3,321,127
Gulf International Bank BSC
5.75%, 06/05/2029	600,000	615,444
HSBC Holdings PLC
5.73%, 05/17/2032	868,000	892,647
5.87%, 11/18/2035	745,000	749,235
6.33%, 03/09/2044	3,508,000	3,838,574
8.11%, 11/03/2033	515,000	594,218
Huntington Bancshares, Inc.
5.27%, 01/15/2031	510,000	515,836
ING Groep NV
1.40%, 07/01/2026*	3,427,000	3,356,059
6.11%, 09/11/2034	210,000	222,286
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	786,000	628,403
7.78%, 06/20/2054*	894,000	995,298
JPMorgan Chase & Co.
2.01%, 03/13/2026	3,002,000	2,978,433
2.07%, 06/01/2029	1,135,000	1,037,649
2.53%, 11/19/2041	2,583,000	1,833,628
2.55%, 11/08/2032	291,000	250,046
3.54%, 05/01/2028	2,108,000	2,050,890
4.51%, 10/22/2028	469,000	466,276
4.91%, 07/25/2033	291,000	290,739
6.25%, 10/23/2034	508,000	549,166
KBC Group NV
4.93%, 10/16/2030*	610,000	605,767
KeyBank NA
3.40%, 05/20/2026	1,560,000	1,523,651
4.90%, 08/08/2032#	1,209,000	1,170,589
Lloyds Banking Group PLC
5.68%, 01/05/2035	977,000	997,948
5.72%, 06/05/2030	2,460,000	2,527,005
Mashreqbank PSC
7.88%, 02/24/2033	500,000	531,525
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	827,000	821,931
Mizuho Financial Group, Inc.
5.78%, 07/06/2029	3,878,000	4,001,644
Morgan Stanley
1.51%, 07/20/2027	1,869,000	1,771,801
1.59%, 05/04/2027	1,030,000	984,187
2.48%, 09/16/2036	109,000	90,130
3.22%, 04/22/2042	2,044,000	1,589,410
3.62%, 04/01/2031	628,000	590,836
4.65%, 10/18/2030	210,000	208,139
5.04%, 07/19/2030	660,000	664,803
5.17%, 01/16/2030	505,000	511,358
5.30%, 04/20/2037	1,070,000	1,056,807
5.32%, 07/19/2035	1,242,000	1,260,080
5.52%, 11/19/2055	437,000	451,377
5.94%, 02/07/2039	845,000	865,084
Morgan Stanley VRS
3.59%, 07/22/2028(1)	3,928,000	3,802,629
Morgan Stanley Bank NA
5.50%, 05/26/2028	312,000	317,405
NatWest Group PLC
1.64%, 06/14/2027	1,452,000	1,381,463

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
3.03%, 11/28/2035	$ 2,669,000	$ 2,336,747
4.45%, 05/08/2030	778,000	759,417
4.89%, 05/18/2029	755,000	753,061
4.96%, 08/15/2030	671,000	668,844
8.00%, 08/10/2025(2)	1,096,000	1,109,787
NatWest Markets PLC
5.41%, 05/17/2029*	1,905,000	1,950,845
Nbk Tier 2, Ltd.
2.50%, 11/24/2030	744,000	716,940
Nordea Bank Abp
5.38%, 09/22/2027*	1,556,000	1,583,692
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	670,000	663,537
QNB Finance, Ltd.
2.63%, 05/12/2025	552,000	545,464
4.88%, 01/30/2029	352,000	351,595
Regions Bank
6.45%, 06/26/2037	338,000	354,960
Regions Financial Corp.
5.50%, 09/06/2035	526,000	528,051
5.72%, 06/06/2030	506,000	518,003
7.38%, 12/10/2037	1,592,000	1,829,750
Royal Bank of Canada
4.65%, 10/18/2030	1,050,000	1,045,256
Santander Holdings USA, Inc.
6.17%, 01/09/2030	2,000,000	2,060,765
Santander UK Group Holdings PLC
4.86%, 09/11/2030	1,880,000	1,847,564
Shinhan Financial Group Co., Ltd.
5.00%, 07/24/2028	800,000	803,391
Signature Bank
4.00%, 10/15/2030	740,000	419,866
Societe Generale SA
3.63%, 03/01/2041*	852,000	597,892
5.25%, 02/19/2027*	775,000	777,930
6.45%, 01/10/2029*	2,500,000	2,583,071
7.13%, 01/19/2055*	511,000	514,047
Standard Chartered PLC
2.82%, 01/30/2026#	540,000	537,527
5.01%, 10/15/2030*	550,000	545,876
5.69%, 05/14/2028*	1,280,000	1,299,267
5.91%, 05/14/2035*	2,520,000	2,597,423
Sumitomo Mitsui Financial Group, Inc.
5.84%, 07/09/2044	317,000	333,524
Sumitomo Mitsui Trust Bank, Ltd.
4.45%, 09/10/2027*	528,000	525,350
Swedbank AB
1.54%, 11/16/2026*	3,767,000	3,557,253
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	360,000	344,750
Truist Financial Corp.
5.12%, 01/26/2034	1,000,000	990,699
7.16%, 10/30/2029	2,000,000	2,152,229
UBS Group AG
1.49%, 08/10/2027*	1,610,000	1,519,477
4.13%, 09/24/2025*	269,000	267,613
4.75%, 05/12/2028*	1,677,000	1,671,459
5.43%, 02/08/2030*	1,620,000	1,647,613
5.62%, 09/13/2030*	720,000	737,682
7.50%, 02/15/2028	519,000	559,442
UniCredit SpA
2.57%, 09/22/2026*	1,309,000	1,280,401
Security Description	Shares or Principal Amount	Value

Banks (continued)
United Overseas Bank, Ltd.
2.00%, 10/14/2031	$ 1,450,000	$ 1,370,254
US Bancorp
2.49%, 11/03/2036	4,681,000	3,879,128
Wells Fargo & Co.
2.57%, 02/11/2031	1,192,000	1,064,512
2.88%, 10/30/2030	1,460,000	1,333,950
3.07%, 04/30/2041	1,775,000	1,350,033
4.30%, 07/22/2027	3,302,000	3,269,515
4.65%, 11/04/2044	344,000	304,636
5.21%, 12/03/2035	2,415,000	2,425,594
5.39%, 04/24/2034	1,041,000	1,054,443
5.50%, 01/23/2035	550,000	563,668
5.61%, 01/15/2044	352,000	350,663
5.71%, 04/22/2028	1,855,000	1,892,166
Woori Bank
5.13%, 08/06/2028	560,000	560,353
Zions Bancorp NA
3.25%, 10/29/2029	1,840,000	1,638,731
6.82%, 11/19/2035	540,000	555,990
		217,371,254
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	3,023,000	2,892,245
Constellation Brands, Inc.
4.35%, 05/09/2027	729,000	724,123
PepsiCo, Inc.
3.60%, 02/18/2028	349,000	341,930
3.90%, 07/18/2032	395,000	377,302
4.00%, 03/05/2042	183,000	159,251
		4,494,851
Biotechnology — 0.4%
Amgen, Inc.
2.80%, 08/15/2041	1,181,000	859,767
3.15%, 02/21/2040	1,887,000	1,457,821
4.40%, 05/01/2045	499,000	433,181
4.66%, 06/15/2051	412,000	364,857
5.15%, 03/02/2028	420,000	426,303
5.25%, 03/02/2030	541,000	553,113
5.60%, 03/02/2043	256,000	259,847
5.65%, 03/02/2053	599,000	610,979
5.75%, 03/02/2063	994,000	1,011,941
Gilead Sciences, Inc.
4.80%, 11/15/2029	505,000	507,760
5.55%, 10/15/2053#	885,000	915,694
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	374,000	314,527
2.80%, 09/15/2050	983,000	614,855
Royalty Pharma PLC
2.15%, 09/02/2031#	1,861,000	1,555,516
5.15%, 09/02/2029	293,000	294,925
5.90%, 09/02/2054	360,000	362,388
		10,543,474
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/2040	1,797,000	1,441,239
5.90%, 03/15/2034	232,000	245,529
CRH SMW Finance DAC
5.20%, 05/21/2029	1,601,000	1,628,519

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
GCC SAB de CV
3.61%, 04/20/2032	$ 600,000	$ 518,036
Lennox International, Inc.
5.50%, 09/15/2028	602,000	617,059
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	1,041,000	896,253
5.50%, 12/01/2054	539,000	540,666
Owens Corning
5.50%, 06/15/2027	286,000	291,611
St Marys Cement, Inc.
5.75%, 04/02/2034	450,000	448,453
Standard Industries, Inc.
3.38%, 01/15/2031*	279,000	245,049
5.00%, 02/15/2027*	100,000	98,275
Vulcan Materials Co.
5.70%, 12/01/2054	359,000	371,826
		7,342,515
Chemicals — 0.3%
CF Industries, Inc.
5.38%, 03/15/2044	668,000	643,580
Consolidated Energy Finance SA
5.63%, 10/15/2028*	303,000	260,902
Dow Chemical Co.
5.60%, 02/15/2054	241,000	241,321
Eastman Chemical Co.
5.00%, 08/01/2029	304,000	306,512
5.75%, 03/08/2033	492,000	510,029
Ecolab, Inc.
2.70%, 12/15/2051	1,716,000	1,099,316
5.25%, 01/15/2028	473,000	485,429
MEGlobal BV
4.25%, 11/03/2026	540,000	528,665
Methanex Corp.
5.13%, 10/15/2027	169,000	165,998
5.25%, 12/15/2029	18,000	17,593
Methanex US Operations, Inc.
6.25%, 03/15/2032*	135,000	134,712
Minerals Technologies, Inc.
5.00%, 07/01/2028*	300,000	291,375
Nutrien, Ltd.
5.20%, 06/21/2027	309,000	313,619
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	196,000	208,359
RPM International, Inc.
2.95%, 01/15/2032	202,000	178,494
Sasol Financing USA LLC
5.50%, 03/18/2031	320,000	277,754
Sherwin-Williams Co.
4.80%, 09/01/2031	284,000	282,936
Solvay Finance America LLC
5.65%, 06/04/2029*	708,000	727,523
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	356,000	188,648
Westlake Corp.
3.38%, 08/15/2061	569,000	360,761
		7,223,526
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	141,000	145,442
Security Description	Shares or Principal Amount	Value

Commercial Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	$ 244,000	$ 230,139
4.63%, 06/01/2028*	80,000	75,390
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*#	143,000	135,706
8.25%, 01/15/2030*#	160,000	166,431
Block, Inc.
6.50%, 05/15/2032*	220,000	225,714
Boost Newco Borrower LLC
7.50%, 01/15/2031*	275,000	290,438
Champions Financing, Inc.
8.75%, 02/15/2029*#	336,000	337,927
Deluxe Corp.
8.00%, 06/01/2029*	443,000	428,455
DP World, Ltd.
5.63%, 09/25/2048	544,000	523,976
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	73,000	74,738
8.63%, 05/15/2032*	315,000	330,043
Ford Foundation
2.82%, 06/01/2070	1,418,000	869,529
Garda World Security Corp.
6.00%, 06/01/2029*	175,000	166,123
8.38%, 11/15/2032*	260,000	266,751
GXO Logistics, Inc.
6.25%, 05/06/2029	431,000	446,085
Hertz Corp.
4.63%, 12/01/2026*#	517,000	447,311
12.63%, 07/15/2029*#	102,000	110,730
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	291,000	277,905
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	179,000	168,295
Quanta Services, Inc.
2.35%, 01/15/2032	1,356,000	1,145,307
2.90%, 10/01/2030#	473,000	428,675
3.05%, 10/01/2041	960,000	709,743
4.75%, 08/09/2027	299,000	299,120
5.25%, 08/09/2034	299,000	299,154
S&P Global, Inc.
2.70%, 03/01/2029	1,589,000	1,477,462
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	158,000	163,400
TriNet Group, Inc.
3.50%, 03/01/2029*	218,000	200,134
Triton Container International, Ltd.
2.05%, 04/15/2026*#	803,000	767,540
3.15%, 06/15/2031*	977,000	843,181
Upbound Group, Inc.
6.38%, 02/15/2029*	71,000	69,612
VM Consolidated, Inc.
5.50%, 04/15/2029*	346,000	335,216
		12,310,230
Computers — 0.6%
Accenture Capital, Inc.
4.25%, 10/04/2031	650,000	635,771
4.50%, 10/04/2034	783,000	761,318

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
Ahead DB Holdings LLC
6.63%, 05/01/2028*	$ 368,000	$ 364,685
Apple, Inc.
1.40%, 08/05/2028	1,014,000	915,576
2.65%, 05/11/2050	874,000	575,120
2.70%, 08/05/2051	724,000	476,232
3.95%, 08/08/2052	706,000	593,864
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	1,918,000	1,466,234
4.35%, 02/01/2030	843,000	822,690
8.10%, 07/15/2036	475,000	576,103
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	230,000	238,358
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	2,015,000	1,936,179
4.45%, 09/25/2026	301,000	299,696
5.00%, 10/15/2034	1,150,000	1,134,704
5.25%, 07/01/2028	1,158,000	1,178,651
5.60%, 10/15/2054	532,000	527,800
Leidos, Inc.
4.38%, 05/15/2030	1,627,000	1,567,072
5.75%, 03/15/2033	587,000	604,943
McAfee Corp.
7.38%, 02/15/2030*	443,000	430,760
NCR Voyix Corp.
5.13%, 04/15/2029*	56,000	53,781
Seagate HDD Cayman
4.09%, 06/01/2029	192,000	181,468
Wipro IT Services LLC
1.50%, 06/23/2026	576,000	546,306
		15,887,311
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	310,000	289,533
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	448,000	445,610
Haleon US Capital LLC
3.63%, 03/24/2032	2,349,000	2,168,894
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032#	290,000	289,023
Unilever Capital Corp.
2.13%, 09/06/2029	360,000	324,683
		3,517,743
Distribution/Wholesale — 0.0%
Windsor Holdings III LLC
8.50%, 06/15/2030*	214,000	227,351
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	1,799,000	1,719,697
4.63%, 09/10/2029	1,160,000	1,145,460
Aircastle, Ltd.
5.25%, 06/15/2026*(2)	310,000	304,195
Ally Financial, Inc.
6.70%, 02/14/2033#	856,000	882,737
American Express Co.
5.10%, 02/16/2028	830,000	835,962
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026*	12,000,000	11,851,873
5.75%, 11/15/2029*	965,000	989,398
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
6.38%, 05/04/2028*	$ 343,000	$ 356,017
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	268,000	287,778
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	365,000	363,971
Caja de Compensacion de Asignacion Familiar de Los Andes
7.00%, 07/30/2029*	550,000	563,893
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	285,000	242,301
Credit Acceptance Corp.
9.25%, 12/15/2028*	261,000	278,029
Enova International, Inc.
9.13%, 08/01/2029*	293,000	307,549
Focus Financial Partners LLC
6.75%, 09/15/2031*	290,000	292,712
goeasy, Ltd.
6.88%, 05/15/2030*	175,000	178,147
7.63%, 07/01/2029*	159,000	164,982
Intercontinental Exchange, Inc.
4.25%, 09/21/2048	1,104,000	938,558
4.95%, 06/15/2052#	635,000	601,452
5.20%, 06/15/2062	979,000	948,431
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	125,000	125,505
7.13%, 04/30/2031*	217,000	225,815
LFS Topco LLC
5.88%, 10/15/2026*	206,000	202,477
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	480,000	473,044
Mastercard, Inc.
4.35%, 01/15/2032	621,000	610,156
Nasdaq, Inc.
5.95%, 08/15/2053	303,000	320,047
6.10%, 06/28/2063	363,000	386,489
OneMain Finance Corp.
5.38%, 11/15/2029#	178,000	173,258
6.63%, 05/15/2029	103,000	105,091
7.50%, 05/15/2031	105,000	109,326
Power Finance Corp., Ltd.
3.35%, 05/16/2031	600,000	539,904
REC, Ltd.
5.63%, 04/11/2028	460,000	467,001
Synchrony Financial
4.50%, 07/23/2025	2,731,000	2,721,391
5.15%, 03/19/2029	517,000	512,931
USAA Capital Corp.
3.38%, 05/01/2025*	887,000	882,510
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	240,000	247,521
Voya Financial, Inc.
5.00%, 09/20/2034	245,000	238,195
		31,593,803
Electric — 3.2%
AES Corp.
2.45%, 01/15/2031	2,722,000	2,307,105
5.45%, 06/01/2028#	1,224,000	1,237,718
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026(3)	212,000	213,202
Alliant Energy Finance LLC
5.95%, 03/30/2029*	504,000	522,185

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Ameren Corp.
5.70%, 12/01/2026	$ 712,000	$ 725,035
American Electric Power Co., Inc.
5.63%, 03/01/2033#	1,148,000	1,186,337
Avangrid, Inc.
3.20%, 04/15/2025	2,053,000	2,039,285
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	570,000	594,361
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/2032*	280,000	280,318
Calpine Corp.
3.75%, 03/01/2031*	173,000	156,184
5.00%, 02/01/2031*	250,000	236,936
Clearway Energy Operating LLC
3.75%, 01/15/2032*	192,000	166,767
CMS Energy Corp.
3.75%, 12/01/2050	1,154,000	1,007,945
4.75%, 06/01/2050	1,324,000	1,255,162
Cometa Energia SA de CV
6.38%, 04/24/2035	599,040	590,924
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/2050	715,000	594,608
4.13%, 05/15/2049	427,000	354,463
4.45%, 03/15/2044	744,000	665,123
4.50%, 12/01/2045	370,000	329,347
Constellation Energy Generation LLC
5.60%, 06/15/2042	2,500,000	2,524,390
5.75%, 10/01/2041	1,000,000	1,018,381
Diamond II, Ltd.
7.95%, 07/28/2026	248,000	250,106
Dominion Energy, Inc.
5.25%, 08/01/2033	1,911,000	1,928,601
DTE Electric Co.
3.95%, 03/01/2049	1,648,000	1,353,729
DTE Energy Co.
4.88%, 06/01/2028	1,801,000	1,808,993
Duke Energy Carolinas LLC
3.55%, 03/15/2052	645,000	482,485
5.40%, 01/15/2054#	490,000	495,338
Duke Energy Corp.
5.80%, 06/15/2054	377,000	385,780
Duke Energy Florida LLC
5.95%, 11/15/2052	729,000	784,806
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	523,000	541,082
Duke Energy Progress LLC
4.00%, 04/01/2052	1,032,000	836,324
Edison International
5.25%, 03/15/2032	652,000	659,099
Emera US Finance LP
4.75%, 06/15/2046	1,723,000	1,499,207
Enel Finance International NV
3.50%, 04/06/2028*	1,128,000	1,083,337
4.75%, 05/25/2047*	1,025,000	916,496
5.13%, 06/26/2029*	323,000	325,936
7.75%, 10/14/2052*	1,090,000	1,357,724
Engie Energia Chile SA
3.40%, 01/28/2030	600,000	531,592
Engie SA
5.25%, 04/10/2029*	850,000	865,196
5.88%, 04/10/2054*	962,000	979,996
Security Description	Shares or Principal Amount	Value

Electric (continued)
Entergy Mississippi LLC
3.50%, 06/01/2051	$ 490,000	$ 356,621
5.85%, 06/01/2054	360,000	383,193
Entergy Texas, Inc.
4.50%, 03/30/2039	2,820,000	2,614,021
5.00%, 09/15/2052	326,000	309,616
FirstEnergy Corp.
4.85%, 07/15/2047	535,000	475,116
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	2,209,000	2,244,229
FirstEnergy Transmission LLC
4.55%, 04/01/2049*#	1,931,000	1,708,814
Florida Power & Light Co.
5.15%, 06/15/2029	634,000	649,683
Georgia Power Co.
3.25%, 03/15/2051	2,104,000	1,498,644
Interstate Power & Light Co.
3.50%, 09/30/2049	1,479,000	1,098,340
Interstate Power and Light Co.
4.95%, 09/30/2034	340,000	337,217
ITC Holdings Corp.
5.65%, 05/09/2034*	455,000	470,486
Kentucky Power Co.
7.00%, 11/15/2033*	883,000	957,038
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	431,000	365,137
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	514,012	524,196
Minejesa Capital BV
4.63%, 08/10/2030	558,740	542,968
Narragansett Electric Co.
5.35%, 05/01/2034*	404,000	410,121
National Central Cooling Co. PJSC
2.50%, 10/21/2027	500,000	463,334
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	1,110,000	1,106,491
4.12%, 09/16/2027	696,000	688,718
National Rural Utilities Cooperative Finance Corp. FRS
7.76%, (TSFR3M+3.17%), 04/30/2043	558,000	558,064
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	1,632,000	1,712,708
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	512,000	515,257
NextEra Energy Operating Partners LP
7.25%, 01/15/2029*	398,000	407,292
Niagara Energy SAC
5.75%, 10/03/2034*	540,000	529,384
NRG Energy, Inc.
3.63%, 02/15/2031*	531,000	473,183
5.25%, 06/15/2029*	39,000	38,244
OGE Energy Corp.
5.45%, 05/15/2029	235,000	241,132
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	326,000	334,943
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	1,134,000	1,085,415
Pacific Gas & Electric Co.
3.95%, 12/01/2047	2,417,000	1,866,980
4.30%, 03/15/2045	2,663,000	2,204,721
4.95%, 06/08/2025	1,125,000	1,124,305
5.80%, 05/15/2034	127,000	132,036
6.40%, 06/15/2033	157,000	168,380

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	$ 338,000	$ 322,257
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049	1,500,000	1,259,809
PG&E Recovery Funding LLC
5.23%, 06/01/2042	1,155,000	1,184,014
5.53%, 06/01/2051	1,370,000	1,425,307
PPL Capital Funding, Inc.
5.25%, 09/01/2034	221,000	223,480
Public Service Co. of Colorado
2.70%, 01/15/2051	3,227,000	2,049,993
3.70%, 06/15/2028	521,000	506,726
4.10%, 06/15/2048	1,399,000	1,152,137
Public Service Co. of Oklahoma
2.20%, 08/15/2031	1,673,000	1,407,333
Puget Sound Energy, Inc.
5.69%, 06/15/2054	363,000	378,869
RWE Finance US LLC
6.25%, 04/16/2054*	912,000	945,239
San Diego Gas & Electric Co.
5.55%, 04/15/2054	392,000	404,991
Southern California Edison Co.
4.88%, 02/01/2027	462,000	464,989
5.20%, 06/01/2034	1,500,000	1,518,492
5.45%, 06/01/2031	1,650,000	1,703,908
5.85%, 11/01/2027	459,000	474,449
Union Electric Co.
3.90%, 04/01/2052	883,000	708,927
Virginia Electric & Power Co.
5.55%, 08/15/2054	178,000	182,482
Vistra Operations Co. LLC
5.00%, 07/31/2027*	381,000	377,449
6.00%, 04/15/2034*	101,000	104,852
		80,483,333
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	230,000	219,604
6.63%, 01/15/2032*	31,000	31,698
		251,302
Electronics — 0.3%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	607,000	622,809
5.60%, 05/29/2034	261,000	268,408
Amphenol Corp.
5.05%, 04/05/2029	373,000	379,264
5.25%, 04/05/2034	607,000	620,499
5.38%, 11/15/2054	251,000	252,605
Honeywell International, Inc.
1.75%, 09/01/2031	592,000	495,354
4.25%, 01/15/2029#	465,000	463,470
4.95%, 09/01/2031	418,000	425,768
5.25%, 03/01/2054	520,000	517,432
Imola Merger Corp.
4.75%, 05/15/2029*	230,000	220,775
TD Synnex Corp.
6.10%, 04/12/2034	648,000	676,985
Trimble, Inc.
6.10%, 03/15/2033	310,000	326,840
Security Description	Shares or Principal Amount	Value

Electronics (continued)
TTM Technologies, Inc.
4.00%, 03/01/2029*	$ 382,000	$ 357,078
Vontier Corp.
2.95%, 04/01/2031	893,000	774,308
		6,401,595
Engineering & Construction — 0.0%
MasTec, Inc.
5.90%, 06/15/2029	405,000	415,641
Entertainment — 0.1%
Banijay Entertainment SASU
8.13%, 05/01/2029*	282,000	293,666
Caesars Entertainment, Inc.
4.63%, 10/15/2029*#	270,000	254,147
6.50%, 02/15/2032*	44,000	44,883
GENM Capital Labuan, Ltd.
3.88%, 04/19/2031	308,000	275,177
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	273,000	281,535
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*#	334,000	322,366
Warnermedia Holdings, Inc.
4.28%, 03/15/2032#	382,000	344,707
5.05%, 03/15/2042	1,164,000	983,448
5.14%, 03/15/2052	844,000	678,454
		3,478,383
Environmental Control — 0.1%
Republic Services, Inc.
5.00%, 11/15/2029	533,000	540,832
Reworld Holding Corp.
5.00%, 09/01/2030	270,000	252,295
Waste Connections, Inc.
2.20%, 01/15/2032	837,000	702,431
Waste Management, Inc.
4.95%, 07/03/2027	624,000	631,167
		2,126,725
Food — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/2028*	296,000	294,296
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036*	1,167,000	1,148,512
5.38%, 01/09/2036	200,000	196,832
C&S Group Enterprises LLC
5.00%, 12/15/2028*	644,000	528,915
Conagra Brands, Inc.
5.40%, 11/01/2048	497,000	476,363
7.00%, 10/01/2028	631,000	678,185
Hormel Foods Corp.
4.80%, 03/30/2027	556,000	560,572
Indofood CBP Sukses Makmur Tbk PT
3.54%, 04/27/2032	400,000	356,908
J.M. Smucker Co.
6.50%, 11/15/2043	394,000	433,602
JBS USA Holding Lux SARL/JBS USA Food Co./ JBS Lux Co. SAR
3.00%, 05/15/2032	855,000	727,070
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	1,720,000	1,542,734

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 12/01/2052	$ 600,000	$ 635,653
Kraft Heinz Foods Co.
4.38%, 06/01/2046	2,933,000	2,479,994
4.88%, 10/01/2049	314,000	282,960
Kroger Co.
3.88%, 10/15/2046	487,000	384,650
4.65%, 09/15/2029	465,000	466,151
5.00%, 09/15/2034	591,000	587,496
5.50%, 09/15/2054	766,000	759,337
5.65%, 09/15/2064	536,000	528,327
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	124,000	122,390
Mars, Inc.
4.65%, 04/20/2031*	770,000	768,093
McCormick & Co., Inc.
4.95%, 04/15/2033	247,000	246,769
Nestle Holdings, Inc.
5.25%, 03/13/2026*	536,000	541,324
Performance Food Group, Inc.
5.50%, 10/15/2027*	199,000	197,882
Smithfield Foods, Inc.
4.25%, 02/01/2027*	532,000	521,154
5.20%, 04/01/2029*	658,000	649,287
Sysco Corp.
4.45%, 03/15/2048	947,000	809,410
4.50%, 04/01/2046	1,882,000	1,627,221
5.95%, 04/01/2030	170,000	178,905
		18,730,992
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030	430,000	401,580
Georgia-Pacific LLC
0.95%, 05/15/2026*	1,808,000	1,714,308
Glatfelter Corp.
4.75%, 11/15/2029*	285,000	256,230
Inversiones CMPC SA
6.13%, 02/26/2034*	520,000	531,627
LD Celulose International GmbH
7.95%, 01/26/2032*	200,000	204,063
Suzano Austria GmbH
5.00%, 01/15/2030	500,000	488,324
		3,596,132
Gas — 0.2%
APA Infrastructure, Ltd.
5.13%, 09/16/2034*	1,155,000	1,135,368
Atmos Energy Corp.
5.75%, 10/15/2052	509,000	537,440
Brooklyn Union Gas Co.
6.42%, 07/18/2054*	320,000	347,686
KeySpan Gas East Corp.
5.99%, 03/06/2033*	1,610,000	1,666,071
NiSource, Inc.
5.20%, 07/01/2029	750,000	762,838
Southern California Gas Co.
5.60%, 04/01/2054	615,000	637,603
		5,087,006
Security Description	Shares or Principal Amount	Value

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	$ 987,000	$ 972,218
Healthcare-Products — 0.3%
Agilent Technologies, Inc.
2.30%, 03/12/2031	978,000	845,505
2.75%, 09/15/2029	771,000	705,575
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	705,000	725,295
Medline Borrower LP
3.88%, 04/01/2029*	95,000	89,065
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	185,000	188,435
Solventum Corp.
5.60%, 03/23/2034*	904,000	917,832
STERIS PLC
3.75%, 03/15/2051	597,000	446,102
Stryker Corp.
4.63%, 09/11/2034	639,000	625,264
4.85%, 12/08/2028	769,000	776,664
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029#	1,012,000	1,031,016
		6,350,753
Healthcare-Services — 0.9%
Cigna Group
2.38%, 03/15/2031	323,000	278,688
2.40%, 03/15/2030	561,000	498,407
3.40%, 03/15/2050	966,000	683,841
3.88%, 10/15/2047	253,000	196,886
4.38%, 10/15/2028	316,000	313,051
5.00%, 05/15/2029	485,000	490,282
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	179,000	184,417
Elevance Health, Inc.
2.88%, 09/15/2029	877,000	806,227
6.10%, 10/15/2052	520,000	554,928
HCA, Inc.
3.38%, 03/15/2029	772,000	725,269
3.50%, 09/01/2030	1,546,000	1,426,052
3.50%, 07/15/2051	1,688,000	1,161,875
4.63%, 03/15/2052	1,873,000	1,554,365
5.25%, 06/15/2049	1,005,000	922,018
5.45%, 04/01/2031	1,117,000	1,132,775
Humana, Inc.
1.35%, 02/03/2027	1,084,000	1,007,969
4.88%, 04/01/2030	689,000	686,782
5.50%, 03/15/2053	311,000	297,711
5.75%, 04/15/2054	412,000	409,573
5.88%, 03/01/2033	634,000	654,757
Molina Healthcare, Inc.
3.88%, 11/15/2030*	250,000	227,481
6.25%, 01/15/2033*	140,000	141,188
Quest Diagnostics, Inc.
5.00%, 12/15/2034	709,000	702,140
Roche Holdings, Inc.
2.13%, 03/10/2025*	1,584,000	1,572,561
5.49%, 11/13/2030*	1,217,000	1,268,301
Select Medical Corp.
6.25%, 08/15/2026*	162,000	163,771
UnitedHealth Group, Inc.
1.25%, 01/15/2026	2,455,000	2,369,298
4.75%, 05/15/2052	1,379,000	1,264,106
4.80%, 01/15/2030	493,000	497,982

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
4.95%, 05/15/2062	$ 585,000	$ 541,740
5.15%, 07/15/2034	364,000	370,450
		23,104,891
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	316,000	298,339
Insurance — 1.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	290,000	290,008
Allstate Corp.
5.05%, 06/24/2029	637,000	646,018
Aon North America, Inc.
5.30%, 03/01/2031	2,096,000	2,154,022
5.75%, 03/01/2054	1,352,000	1,400,539
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC
7.88%, 11/01/2029*	280,000	283,150
Arthur J Gallagher & Co.
5.75%, 03/02/2053	1,131,000	1,158,986
5.75%, 07/15/2054	490,000	504,121
6.75%, 02/15/2054	404,000	469,546
Athene Global Funding
1.73%, 10/02/2026*	2,216,000	2,093,689
4.86%, 08/27/2026*	594,000	592,794
5.32%, 11/13/2031*	899,000	899,087
Athene Holding, Ltd.
3.45%, 05/15/2052	203,000	137,003
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	267,000	274,769
Chubb INA Holdings LLC
4.65%, 08/15/2029	874,000	878,180
CNO Global Funding
5.88%, 06/04/2027*	1,600,000	1,635,612
Enstar Group, Ltd.
3.10%, 09/01/2031	585,000	502,518
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	2,190,000	2,074,947
F&G Annuities & Life, Inc.
6.25%, 10/04/2034	177,000	176,160
6.50%, 06/04/2029	290,000	298,588
F&G Global Funding
2.30%, 04/11/2027*	1,704,000	1,598,124
5.88%, 06/10/2027*	700,000	711,361
First American Financial Corp.
5.45%, 09/30/2034	177,000	175,141
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	260,000	262,952
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	179,000	189,982
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	1,264,000	818,710
Marsh & McLennan Cos, Inc.
4.55%, 11/08/2027	463,000	464,216
Meiji Yasuda Life Insurance Co.
5.80%, 09/11/2054*	703,000	704,008
New York Life Global Funding
4.85%, 01/09/2028*	871,000	881,266
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	$ 428,000	$ 426,982
5.16%, 05/28/2031*	1,000,000	1,022,811
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	285,000	291,935
Pricoa Global Funding I
4.65%, 08/27/2031*	298,000	294,538
Prudential Financial, Inc.
3.91%, 12/07/2047	441,000	353,669
5.70%, 09/15/2048	1,077,000	1,077,247
Prudential Funding Asia PLC
3.13%, 04/14/2030	396,000	364,117
SBL Holdings, Inc.
7.20%, 10/30/2034*	369,000	367,481
Willis North America, Inc.
4.65%, 06/15/2027	773,000	770,809
5.90%, 03/05/2054	657,000	681,026
		27,926,112
Internet — 0.3%
Acuris Finance US, Inc./Acuris Finance SARL
5.00%, 05/01/2028*	214,000	194,466
Amazon.com, Inc.
3.30%, 04/13/2027	521,000	509,122
3.60%, 04/13/2032	214,000	201,180
3.88%, 08/22/2037	221,000	200,772
4.05%, 08/22/2047	369,000	318,576
4.65%, 12/01/2029#	397,000	403,034
Cogent Communications Group LLC
7.00%, 06/15/2027*	157,000	159,331
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/2027*	160,000	161,584
Expedia Group, Inc.
2.95%, 03/15/2031	425,000	379,873
Gen Digital, Inc.
6.75%, 09/30/2027*	98,000	100,009
7.13%, 09/30/2030*#	160,000	165,632
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	322,000	295,660
ION Trading Technologies SARL
5.75%, 05/15/2028*	310,000	287,258
9.50%, 05/30/2029*	200,000	206,596
Meituan
3.05%, 10/28/2030	624,000	557,309
4.63%, 10/02/2029*	325,000	318,607
Meta Platforms, Inc.
5.40%, 08/15/2054	875,000	893,393
5.55%, 08/15/2064	261,000	269,473
NAVER Corp.
1.50%, 03/29/2026	560,000	535,448
Prosus NV
4.03%, 08/03/2050	280,000	195,140
4.19%, 01/19/2032	600,000	545,537
Tencent Holdings, Ltd.
3.68%, 04/22/2041	664,000	545,453
Uber Technologies, Inc.
4.80%, 09/15/2034	405,000	396,451
		7,839,904
Investment Companies — 0.0%
Abu Dhabi Developmental Holding Co. PJSC
5.25%, 10/02/2054*	470,000	448,556

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Investment Companies (continued)
Beijing State-Owned Assets Management Hong Kong Co, Ltd.
4.13%, 05/26/2025	$ 340,000	$ 338,252
		786,808
Iron/Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/2054#	469,000	485,902
ATI, Inc.
4.88%, 10/01/2029	251,000	240,700
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	50,000	50,095
6.25%, 10/01/2040	48,000	42,997
7.00%, 03/15/2032*#	295,000	296,499
7.38%, 05/01/2033*	80,000	81,492
Commercial Metals Co.
3.88%, 02/15/2031	301,000	271,514
Mineral Resources, Ltd.
8.13%, 05/01/2027*	192,000	193,235
8.50%, 05/01/2030*	25,000	25,547
9.25%, 10/01/2028*	283,000	296,421
Nucor Corp.
4.30%, 05/23/2027#	521,000	518,786
POSCO
4.88%, 01/23/2027*	356,000	356,116
Steel Dynamics, Inc.
5.38%, 08/15/2034	297,000	301,983
		3,161,287
Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/2027*	594,000	596,501
6.00%, 05/01/2029*#	389,000	390,360
NCL Corp., Ltd.
3.63%, 12/15/2024*#	194,000	193,589
5.88%, 03/15/2026*	150,000	149,992
7.75%, 02/15/2029*	105,000	112,020
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	560,000	567,038
		2,009,500
Lodging — 0.2%
Gohl Capital, Ltd.
4.25%, 01/24/2027	540,000	524,472
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	31,000	27,970
5.00%, 06/01/2029*	321,000	305,021
Hyatt Hotels Corp.
5.50%, 06/30/2034	415,000	418,060
Marriott International, Inc.
2.85%, 04/15/2031	997,000	885,799
3.50%, 10/15/2032	394,000	354,091
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	373,000	339,958
Sands China, Ltd.
2.85%, 03/08/2029	800,000	714,962
4.38%, 06/18/2030	1,430,000	1,339,803
Station Casinos LLC
6.63%, 03/15/2032*	284,000	284,721
Studio City Finance, Ltd.
5.00%, 01/15/2029*	258,000	233,932
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Travel & Leisure Co.
4.50%, 12/01/2029*	$ 10,000	$ 9,446
6.00%, 04/01/2027	199,000	200,910
		5,639,145
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	386,000	365,388
4.38%, 08/16/2029	260,000	258,881
4.70%, 11/15/2029	655,000	659,979
4.80%, 01/06/2026	502,000	503,885
5.00%, 05/14/2027	213,000	216,101
Weir Group PLC
2.20%, 05/13/2026*	892,000	856,009
		2,860,243
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	192,000	194,396
CNH Industrial Capital LLC
5.50%, 01/12/2029	482,000	494,391
John Deere Capital Corp.
4.40%, 09/08/2031	621,000	611,518
4.70%, 06/10/2030	497,000	501,371
4.85%, 06/11/2029	679,000	689,334
4.95%, 07/14/2028	299,000	304,231
5.10%, 04/11/2034	572,000	585,846
nVent Finance SARL
2.75%, 11/15/2031	624,000	535,568
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	230,000	237,703
		4,154,358
Media — 0.7%
Belo Corp.
7.25%, 09/15/2027	216,000	224,366
Cable One, Inc.
4.00%, 11/15/2030*#	504,000	420,175
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029*	367,000	357,362
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,472,000	1,056,251
3.85%, 04/01/2061	1,365,000	872,424
4.80%, 03/01/2050	2,148,000	1,695,721
6.10%, 06/01/2029	407,000	418,743
6.38%, 10/23/2035	194,000	199,523
Comcast Corp.
3.40%, 04/01/2030	842,000	791,512
4.15%, 10/15/2028	1,402,000	1,381,959
4.60%, 10/15/2038	1,234,000	1,163,719
5.30%, 06/01/2034	1,000,000	1,025,986
5.50%, 05/15/2064	404,000	402,355
Cox Communications, Inc.
5.45%, 09/15/2028*	428,000	437,274
5.45%, 09/01/2034*	519,000	512,963
5.95%, 09/01/2054*#	252,000	246,119
CSC Holdings LLC
4.63%, 12/01/2030*	244,000	136,312
5.75%, 01/15/2030*	462,000	276,248
11.75%, 01/31/2029*	80,000	79,349
Discovery Communications LLC
3.63%, 05/15/2030	1,528,000	1,381,983

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Fox Corp.
5.58%, 01/25/2049#	$ 528,000	$ 514,010
Paramount Global
4.60%, 01/15/2045	213,000	165,850
5.25%, 04/01/2044	313,000	259,165
5.85%, 09/01/2043	122,000	111,066
6.25%, 02/28/2057	142,000	134,355
6.38%, 03/30/2062	181,000	174,559
Sirius XM Radio, Inc.
3.88%, 09/01/2031*#	291,000	251,907
4.00%, 07/15/2028*	308,000	289,190
Sunrise FinCo I BV
4.88%, 07/15/2031*	236,000	216,655
Time Warner Cable LLC
6.55%, 05/01/2037	2,088,000	2,074,693
Univision Communications, Inc.
7.38%, 06/30/2030*	215,000	207,270
8.50%, 07/31/2031*	105,000	104,164
Virgin Media Finance PLC
5.00%, 07/15/2030*	174,000	148,407
Walt Disney Co.
2.00%, 09/01/2029	625,000	559,387
		18,291,022
Mining — 0.2%
Anglo American Capital PLC
5.50%, 05/02/2033*	537,000	546,137
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	520,000	472,602
Antofagasta PLC
2.38%, 10/14/2030	650,000	550,678
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	354,000	324,447
Freeport Indonesia PT
5.32%, 04/14/2032	370,000	368,059
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	165,000	166,456
Indonesia Asahan/Mineral Ind
5.45%, 05/15/2030	352,000	353,412
Minera Mexico SA de CV
4.50%, 01/26/2050	330,000	256,507
Navoi Mining & Metallurgical Co.
6.70%, 10/17/2028*	280,000	282,044
Newmont Corp./Newcrest Finance Pty, Ltd.
5.30%, 03/15/2026	272,000	273,771
Nexa Resources SA
6.75%, 04/09/2034*#	340,000	352,115
South32 Treasury, Ltd.
4.35%, 04/14/2032*	781,000	727,890
		4,674,118
Miscellaneous Manufacturing — 0.1%
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*#	685,000	594,434
3.25%, 05/27/2025*	558,000	554,031
		1,148,465
Multi-National — 0.1%
Africa Finance Corp.
5.55%, 10/08/2029*	560,000	555,821
European Bank for Reconstruction & Development
1.50%, 02/13/2025	1,340,000	1,331,668
Security Description	Shares or Principal Amount	Value

Multi-National (continued)
Inter-American Development Bank
1.13%, 07/20/2028	$ 1,558,000	$ 1,398,099
		3,285,588
Oil & Gas — 1.4%
Aker BP ASA
5.13%, 10/01/2034*	390,000	377,320
5.80%, 10/01/2054*	215,000	207,216
Apache Corp.
4.38%, 10/15/2028	692,000	670,430
5.35%, 07/01/2049	1,318,000	1,128,107
6.00%, 01/15/2037	315,000	317,709
Atlas Sand Co. LLC
5.00%, 01/31/2026(4)(5)	1,917,089	1,786,727
Baytex Energy Corp.
7.38%, 03/15/2032*	257,000	256,058
BP Capital Markets America, Inc.
3.00%, 02/24/2050	909,000	611,811
3.54%, 04/06/2027	1,217,000	1,192,816
4.89%, 09/11/2033	745,000	738,848
Chevron USA, Inc.
4.20%, 10/15/2049	914,000	773,706
Civitas Resources, Inc.
8.75%, 07/01/2031*	195,000	206,720
Comstock Resources, Inc.
5.88%, 01/15/2030*	17,000	16,029
6.75%, 03/01/2029*	211,000	208,039
ConocoPhillips Co.
4.70%, 01/15/2030	1,766,000	1,769,568
5.50%, 01/15/2055	1,822,000	1,835,008
Crescent Energy Finance LLC
7.38%, 01/15/2033*	168,000	166,775
7.63%, 04/01/2032*	53,000	53,457
Devon Energy Corp.
5.75%, 09/15/2054	1,103,000	1,063,107
Diamondback Energy, Inc.
4.40%, 03/24/2051	585,000	481,628
5.90%, 04/18/2064	333,000	331,951
6.25%, 03/15/2053	754,000	798,616
Ecopetrol SA
8.38%, 01/19/2036	402,000	396,000
Eni SpA
5.95%, 05/15/2054*	894,000	908,446
EQT Corp.
3.63%, 05/15/2031*	1,919,000	1,748,241
Helmerich & Payne, Inc.
5.50%, 12/01/2034*#	460,000	446,265
Hess Corp.
6.00%, 01/15/2040	736,000	783,822
HF Sinclair Corp.
5.00%, 02/01/2028	1,388,000	1,380,652
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	294,000	278,864
7.25%, 02/15/2035*	140,000	137,037
KazMunayGas National Co. JSC
5.38%, 04/24/2030	400,000	395,116
6.38%, 10/24/2048	200,000	191,856
Marathon Oil Corp.
5.30%, 04/01/2029	635,000	653,863
6.60%, 10/01/2037	1,137,000	1,289,549
Nabors Industries, Inc.
7.38%, 05/15/2027*	200,000	200,291
9.13%, 01/31/2030*	53,000	55,102

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Nabors Industries, Ltd.
7.50%, 01/15/2028*	$ 96,000	$ 93,065
Occidental Petroleum Corp.
4.40%, 04/15/2046	273,000	213,599
5.20%, 08/01/2029	450,000	451,561
6.13%, 01/01/2031	1,608,000	1,667,397
6.38%, 09/01/2028	596,000	620,642
6.45%, 09/15/2036	353,000	370,896
7.50%, 05/01/2031	795,000	885,491
Ovintiv, Inc.
6.25%, 07/15/2033	1,000,000	1,048,682
Pertamina Persero PT
4.70%, 07/30/2049#	1,500,000	1,291,762
Phillips 66 Co.
5.25%, 06/15/2031	722,000	735,081
Pioneer Natural Resources Co.
5.10%, 03/29/2026	338,000	340,458
PTTEP Treasury Center Co., Ltd.
2.59%, 06/10/2027	560,000	529,633
Raizen Fuels Finance SA
6.45%, 03/05/2034*	200,000	205,063
Saudi Arabian Oil Co.
4.25%, 04/16/2039	400,000	353,596
5.88%, 07/17/2064*	425,000	414,721
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	437,000	437,173
Talos Production, Inc.
9.00%, 02/01/2029*	9,000	9,416
9.38%, 02/01/2031*	201,000	211,127
TotalEnergies Capital SA
5.43%, 09/10/2064	913,000	896,371
5.64%, 04/05/2064	177,000	179,319
Valaris, Ltd.
8.38%, 04/30/2030*	264,000	268,874
Vital Energy, Inc.
7.88%, 04/15/2032*#	283,000	278,411
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	290,000	283,439
Woodside Finance, Ltd.
5.10%, 09/12/2034#	461,000	451,094
		36,093,621
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	112,000	112,416
6.63%, 09/01/2032*	180,000	182,461
6.88%, 04/01/2027*	38,000	38,170
Halliburton Co.
4.75%, 08/01/2043	1,076,000	984,570
Kodiak Gas Services LLC
7.25%, 02/15/2029*	290,000	299,777
		1,617,394
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031#	114,000	99,710
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	165,000	148,566
4.00%, 09/01/2029*#	100,000	86,866
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	$ 360,000	$ 361,283
Crown Americas LLC
5.25%, 04/01/2030	169,000	166,808
Iris Holding, Inc.
10.00%, 12/15/2028*	130,000	118,627
LABL, Inc.
5.88%, 11/01/2028*	348,000	310,877
9.50%, 11/01/2028*	14,000	14,145
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	17,000	17,177
Packaging Corp. of America
5.70%, 12/01/2033	1,648,000	1,724,796
Silgan Holdings, Inc.
4.13%, 02/01/2028	173,000	166,387
Smurfit Westrock Financing DAC
5.42%, 01/15/2035*	234,000	238,688
Sonoco Products Co.
4.60%, 09/01/2029	857,000	842,109
5.00%, 09/01/2034	420,000	409,893
		4,705,932
Pharmaceuticals — 1.3%
AbbVie, Inc.
4.05%, 11/21/2039	3,113,000	2,770,991
4.25%, 11/21/2049	830,000	715,392
4.95%, 03/15/2031	1,319,000	1,335,261
Astrazeneca Finance LLC
4.85%, 02/26/2029	752,000	761,240
4.88%, 03/03/2028	663,000	671,429
4.90%, 03/03/2030	717,000	727,728
Becton Dickinson & Co.
4.30%, 08/22/2032	743,000	711,552
4.69%, 02/13/2028	1,825,000	1,830,650
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	1,037,000	923,275
3.25%, 08/01/2042	641,000	493,547
5.75%, 02/01/2031	661,000	698,450
Cardinal Health, Inc.
4.50%, 11/15/2044	668,000	576,850
4.60%, 03/15/2043	2,838,000	2,507,429
5.13%, 02/15/2029	805,000	815,959
5.75%, 11/15/2054	252,000	259,075
Cencora, Inc.
4.30%, 12/15/2047	1,144,000	967,742
5.13%, 02/15/2034	1,991,000	1,994,421
CVS Health Corp.
4.78%, 03/25/2038	3,301,000	2,998,420
5.13%, 07/20/2045	1,491,000	1,340,933
5.55%, 06/01/2031	559,000	568,079
6.00%, 06/01/2063	513,000	506,301
Eli Lilly & Co.
4.15%, 08/14/2027	209,000	208,310
4.70%, 02/27/2033	428,000	428,887
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	191,000	203,305
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	688,000	497,018
12.25%, 04/15/2029*	180,000	189,779
Johnson & Johnson
4.80%, 06/01/2029	498,000	508,154
Novartis Capital Corp.
4.00%, 09/18/2031	413,000	399,550

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*#	$ 390,000	$ 357,006
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	1,429,000	1,413,988
5.11%, 05/19/2043	981,000	961,691
5.30%, 05/19/2053	1,470,000	1,453,171
5.34%, 05/19/2063	236,000	229,114
Takeda Pharmaceutical Co., Ltd.
3.18%, 07/09/2050	538,000	370,250
5.65%, 07/05/2044	253,000	259,397
5.80%, 07/05/2064	282,000	288,736
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029#	165,000	161,862
7.88%, 09/15/2029	80,000	86,580
Viatris, Inc.
3.85%, 06/22/2040	507,000	394,565
4.00%, 06/22/2050	618,000	443,095
Wyeth LLC
5.95%, 04/01/2037	332,000	357,564
Zoetis, Inc.
5.60%, 11/16/2032	305,000	319,254
		33,706,000
Pipelines — 1.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	169,000	168,468
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	278,000	274,537
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029*	220,000	229,381
EIG Pearl Holdings Sarl
3.55%, 08/31/2036	600,000	520,910
Energy Transfer LP
4.90%, 03/15/2035	798,000	769,481
4.95%, 05/15/2028	493,000	495,843
5.15%, 02/01/2043	366,000	338,519
5.35%, 05/15/2045	769,000	725,130
5.40%, 10/01/2047	1,825,000	1,717,000
5.60%, 09/01/2034	600,000	611,856
6.13%, 12/15/2045	386,000	398,243
6.40%, 12/01/2030	988,000	1,054,965
Enterprise Products Operating LLC
3.70%, 01/31/2051	178,000	136,068
EQM Midstream Partners LP
5.50%, 07/15/2028	39,000	39,638
7.50%, 06/01/2027*	24,000	24,658
7.50%, 06/01/2030*	121,000	130,926
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034	812,924	706,852
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	220,000	221,734
8.25%, 01/15/2029	150,000	153,325
GNL Quintero SA
4.63%, 07/31/2029	447,184	442,203
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	2,966,000	2,830,054
Greensaif Pipelines Bidco Sarl
6.51%, 02/23/2042	360,000	376,090
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036	350,000	350,821
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Harvest Midstream I LP
7.50%, 09/01/2028*	$ 315,000	$ 322,248
7.50%, 05/15/2032*	140,000	143,860
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	155,000	159,750
8.88%, 07/15/2028*	136,000	144,392
ITT Holdings LLC
6.50%, 08/01/2029*	611,000	572,246
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	1,127,000	1,091,909
Kinder Morgan, Inc.
5.10%, 08/01/2029	405,000	410,022
MPLX LP
5.50%, 06/01/2034	1,080,000	1,092,432
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	46,000	47,123
8.38%, 02/15/2032*	177,000	181,173
NGPL PipeCo LLC
3.25%, 07/15/2031*	550,000	482,001
Northern Natural Gas Co.
5.63%, 02/01/2054*	523,000	531,309
NuStar Logistics LP
5.75%, 10/01/2025	53,000	52,905
6.38%, 10/01/2030	165,000	169,926
ONEOK Partners LP
6.65%, 10/01/2036	3,015,000	3,327,802
ONEOK, Inc.
4.75%, 10/15/2031	145,000	142,977
5.70%, 11/01/2054	125,000	124,374
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	850,000	702,070
6.65%, 01/15/2037	1,363,000	1,477,329
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	342,000	355,401
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027*	220,000	219,769
5.03%, 10/01/2029*	255,000	253,041
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	371,000	374,832
Transportadora de Gas del Peru SA
4.25%, 04/30/2028	480,000	470,634
Transportadora de Gas Internacional SA ESP
5.55%, 11/01/2028	533,000	525,622
5.55%, 11/01/2028	201,000	198,217
Western Midstream Operating LP
5.30%, 03/01/2048	416,000	367,725
5.45%, 11/15/2034	623,000	617,895
Williams Cos., Inc.
5.75%, 06/24/2044	1,291,000	1,310,380
		28,586,066
Real Estate — 0.1%
Alpha Star Holding VII, Ltd.
7.75%, 04/27/2026	260,000	264,290
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	270,000	272,945
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	172,000	182,054
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	327,000	302,502

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Real Estate (continued)
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	$ 1,061,000	$ 898,553
		1,920,344
REITS — 0.6%
American Tower Corp.
2.30%, 09/15/2031	1,720,000	1,459,369
5.20%, 02/15/2029	1,965,000	1,995,057
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	448,000	399,037
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	72,000	73,177
Brixmor Operating Partnership LP
2.50%, 08/16/2031	1,000,000	854,392
Crown Castle, Inc.
5.00%, 01/11/2028	1,232,000	1,240,103
5.20%, 02/15/2049	382,000	359,002
5.60%, 06/01/2029	1,011,000	1,040,231
Essex Portfolio LP
1.65%, 01/15/2031	1,000,000	826,094
Goodman US Finance Six LLC
5.13%, 10/07/2034*	247,000	244,558
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	486,000	469,701
Healthcare Realty Holdings LP
3.10%, 02/15/2030	1,400,000	1,268,852
Host Hotels & Resorts LP
3.50%, 09/15/2030	1,920,000	1,753,464
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	201,000	195,649
4.75%, 06/15/2029*	110,000	105,292
LXP Industrial Trust
2.38%, 10/01/2031	278,000	229,303
National Health Investors, Inc.
3.00%, 02/01/2031	523,000	450,494
NNN REIT, Inc.
5.50%, 06/15/2034	430,000	439,416
Public Storage Operating Co.
5.35%, 08/01/2053	304,000	305,930
Service Properties Trust
5.50%, 12/15/2027	65,000	62,044
8.38%, 06/15/2029	210,000	208,534
8.88%, 06/15/2032	90,000	86,501
UDR, Inc.
2.10%, 08/01/2032	583,000	474,672
Ventas Realty LP
2.50%, 09/01/2031	1,000,000	860,840
Weyerhaeuser Co.
4.00%, 03/09/2052#	295,000	234,352
4.75%, 05/15/2026	643,000	643,257
		16,279,321
Retail — 0.5%
AutoZone, Inc.
5.10%, 07/15/2029	207,000	210,058
6.25%, 11/01/2028	319,000	336,612
Brinker International, Inc.
8.25%, 07/15/2030*#	76,000	80,809
CEC Entertainment LLC
6.75%, 05/01/2026*	359,000	357,886
Security Description	Shares or Principal Amount	Value

Retail (continued)
Costco Wholesale Corp.
1.60%, 04/20/2030	$ 402,000	$ 346,586
Darden Restaurants, Inc.
4.35%, 10/15/2027	322,000	318,684
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026	284,000	279,419
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	303,000	283,862
FirstCash, Inc.
4.63%, 09/01/2028*	227,000	217,841
6.88%, 03/01/2032*	100,000	101,959
Genuine Parts Co.
6.50%, 11/01/2028	1,568,000	1,659,886
Home Depot, Inc.
4.90%, 04/15/2029	369,000	375,138
Kohl's Corp.
4.63%, 05/01/2031	432,000	349,246
5.55%, 07/17/2045	463,000	296,759
LBM Acquisition LLC
6.25%, 01/15/2029*	443,000	414,477
Lowe's Cos., Inc.
3.70%, 04/15/2046	296,000	228,594
McDonald's Corp.
3.63%, 09/01/2049	1,715,000	1,302,668
4.45%, 03/01/2047	1,378,000	1,211,236
4.80%, 08/14/2028	1,122,000	1,131,424
Murphy Oil USA, Inc.
4.75%, 09/15/2029	250,000	241,188
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	473,000	460,596
5.75%, 11/20/2026	367,000	374,332
Park River Holdings, Inc.
6.75%, 08/01/2029*#	489,000	437,884
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	211,000	226,844
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*	295,000	303,052
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029*	116,000	122,474
		11,669,514
Savings & Loans — 0.1%
Nationwide Building Society
2.97%, 02/16/2028*	1,605,000	1,537,206
Semiconductors — 0.5%
Applied Materials, Inc.
4.80%, 06/15/2029#	292,000	296,060
Broadcom, Inc.
2.45%, 02/15/2031*	2,625,000	2,289,524
3.19%, 11/15/2036*	1,935,000	1,590,690
4.55%, 02/15/2032	646,000	632,269
5.05%, 07/12/2029	1,600,000	1,618,017
Entegris, Inc.
5.95%, 06/15/2030*	193,000	193,324
Foundry JV Holdco LLC
6.15%, 01/25/2032*	337,000	345,317
6.25%, 01/25/2035*	476,000	491,624
6.40%, 01/25/2038*	295,000	307,586
Intel Corp.
3.05%, 08/12/2051	580,000	359,059
3.25%, 11/15/2049	580,000	376,708

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
3.73%, 12/08/2047	$ 1,183,000	$ 846,556
5.60%, 02/21/2054	356,000	337,512
Marvell Technology, Inc.
2.95%, 04/15/2031	1,100,000	979,099
QUALCOMM, Inc.
6.00%, 05/20/2053	464,000	505,969
SK Hynix, Inc.
2.38%, 01/19/2031	650,000	556,823
Texas Instruments, Inc.
4.60%, 02/15/2028	455,000	458,577
5.05%, 05/18/2063	1,160,000	1,111,843
		13,296,557
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
5.75%, 01/15/2035	200,000	203,697
Software — 0.6%
Adobe, Inc.
4.85%, 04/04/2027	260,000	262,901
AppLovin Corp.
5.50%, 12/01/2034	545,000	551,066
Cadence Design Systems, Inc.
4.70%, 09/10/2034	1,052,000	1,032,899
Capstone Borrower, Inc.
8.00%, 06/15/2030*	309,000	321,729
Cloud Software Group, Inc.
6.50%, 03/31/2029*	270,000	265,236
8.25%, 06/30/2032*	150,000	156,283
Fiserv, Inc.
4.40%, 07/01/2049	2,103,000	1,818,755
5.15%, 08/12/2034	411,000	411,644
5.63%, 08/21/2033	934,000	968,066
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	274,000	255,876
Intuit, Inc.
5.20%, 09/15/2033	559,000	572,329
Open Text Corp.
3.88%, 12/01/2029*	179,000	163,282
Oracle Corp.
2.30%, 03/25/2028	960,000	893,147
3.60%, 04/01/2050	582,000	430,253
3.80%, 11/15/2037	3,454,000	2,973,431
4.00%, 11/15/2047	1,515,000	1,209,229
4.30%, 07/08/2034	368,000	347,154
5.55%, 02/06/2053	334,000	334,046
Rackspace Finance LLC
3.50%, 05/15/2028*	408,400	255,574
Roper Technologies, Inc.
4.75%, 02/15/2032	425,000	420,982
4.90%, 10/15/2034	634,000	622,476
Take-Two Interactive Software, Inc.
5.60%, 06/12/2034	1,510,000	1,556,292
		15,822,650
Telecommunications — 1.2%
Altice Financing SA
5.00%, 01/15/2028*#	409,000	326,508
5.75%, 08/15/2029*	394,000	298,466
Altice France SA
5.50%, 10/15/2029*	546,000	419,843
8.13%, 02/01/2027*	215,000	180,680
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
AT&T, Inc.
3.85%, 06/01/2060	$ 732,000	$ 536,886
4.50%, 05/15/2035	6,546,000	6,220,253
4.75%, 05/15/2046	833,000	757,406
4.90%, 08/15/2037	2,073,000	2,007,370
5.40%, 02/15/2034	443,000	455,414
C&W Senior Financing, Ltd.
6.88%, 09/15/2027*	329,000	326,377
Cisco Systems, Inc.
4.85%, 02/26/2029	765,000	777,263
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*	200,000	184,575
Corning, Inc.
3.90%, 11/15/2049	371,000	294,890
5.45%, 11/15/2079	444,000	425,578
Iliad Holding SASU
8.50%, 04/15/2031*	400,000	425,878
Rogers Communications, Inc.
5.00%, 02/15/2029	415,000	416,923
Sable International Finance, Ltd.
7.13%, 10/15/2032*	200,000	200,382
Telefonica Emisiones SA
4.90%, 03/06/2048	1,664,000	1,484,958
5.21%, 03/08/2047	500,000	463,498
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	316,000	153,387
T-Mobile USA, Inc.
3.00%, 02/15/2041	5,367,000	4,005,214
3.60%, 11/15/2060	1,136,000	798,733
5.65%, 01/15/2053	638,000	650,876
Verizon Communications, Inc.
2.85%, 09/03/2041	3,237,000	2,343,056
3.00%, 11/20/2060	2,056,000	1,274,087
3.40%, 03/22/2041	425,000	335,163
3.88%, 03/01/2052	799,000	625,845
4.50%, 08/10/2033	731,000	706,400
Viasat, Inc.
5.63%, 04/15/2027*	123,000	117,360
7.50%, 05/30/2031*#	402,000	272,502
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	176,000	178,609
Vodafone Group PLC
4.25%, 09/17/2050	575,000	464,457
5.13%, 06/04/2081	238,000	185,449
5.75%, 02/10/2063	995,000	981,317
5.88%, 06/28/2064	1,397,000	1,398,835
		30,694,438
Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	1,576,000	1,338,883
4.45%, 03/15/2043	1,339,000	1,216,390
Canadian National Railway Co.
4.38%, 09/18/2034	386,000	372,273
Canadian Pacific Railway Co.
4.70%, 05/01/2048	1,081,000	991,263
6.13%, 09/15/2115	201,000	215,454
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	390,000	386,657
CSX Corp.
4.50%, 11/15/2052	793,000	706,643
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	1,306,514	1,110,470

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
Rumo Luxembourg SARL
4.20%, 01/18/2032	$ 320,000	$ 280,240
Ryder System, Inc.
5.25%, 06/01/2028	746,000	758,171
6.60%, 12/01/2033	832,000	915,795
TTX Co.
5.50%, 09/25/2026*	1,285,000	1,300,091
Yunda Holding Investment, Ltd.
2.25%, 08/19/2025	800,000	780,838
		10,373,168
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	288,000	287,793
GATX Corp.
3.25%, 09/15/2026	556,000	541,467
4.00%, 06/30/2030	223,000	213,266
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 03/30/2029*	738,000	750,698
6.05%, 08/01/2028*	1,154,000	1,199,683
6.20%, 06/15/2030*	1,446,000	1,538,118
		4,531,025
Total Corporate Bonds & Notes (cost $802,420,038)		787,435,058
ASSET BACKED SECURITIES — 6.8%
Auto Loan Receivables — 2.4%
American Credit Acceptance Receivables Trust
Series 2024-3, Class D 6.04%, 07/12/2030*	3,037,000	3,080,408
Avis Budget Rental Car Funding AESOP LLC
Series 2022-1A, Class A 3.83%, 08/21/2028*	5,000,000	4,866,712
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C 5.70%, 07/16/2029	5,004,000	5,063,397
Series 2024-3, Class D 5.83%, 05/15/2030	2,363,000	2,393,312
CarMax Auto Owner Trust
Series 2023-1, Class A3 4.75%, 10/15/2027	920,977	922,095
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	1,000,000	1,005,998
Credit Acceptance Auto Loan Trust
Series 2024-2A, Class C 6.70%, 10/16/2034*	4,001,000	4,112,649
FHF Issuer Trust
Series 2024-2A, Class B 5.97%, 06/15/2030*	1,350,000	1,378,488
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	3,025,000	2,966,942
GLS Auto Receivables Issuer Trust
Series 2024-2A, Class C 6.03%, 02/15/2030*	3,290,000	3,369,816
GLS Auto Receivables Issuer Trust 2024-3
Series 2024-3A, Class D 5.53%, 02/18/2031*	3,533,000	3,541,639
GLS Auto Select Receivables Trust
Series 2024-3A, Class C 5.92%, 08/15/2030*	2,500,000	2,539,406
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A4 4.88%, 08/16/2028	$ 1,250,000	$ 1,254,557
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A4 5.29%, 12/15/2031	2,158,000	2,190,947
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.76%, 12/18/2028	700,000	693,706
Series 2023-2, Class A4 4.91%, 09/17/2029	1,175,000	1,181,966
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A3 4.51%, 11/15/2027	1,809,563	1,807,573
Santander Drive Auto Receivables Trust
Series 2024-3, Class D 5.97%, 10/15/2031	3,405,000	3,475,496
SBNA Auto Lease Trust
Series 2024-B, Class A4 5.55%, 12/20/2028*	1,633,000	1,658,329
Tesla Electric Vehicle Trust
Series 2023-1, Class A3 5.38%, 06/20/2028*	175,000	176,971
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	3,970,000	3,979,560
Series 2024-A, Class A4 4.77%, 04/16/2029	920,000	925,861
Series 2024-C, Class A3 4.88%, 03/15/2029	2,800,000	2,826,595
Series 2023-D, Class A3 5.54%, 08/15/2028	3,000,000	3,047,051
Veros Auto Receivables Trust
Series 2024-1, Class B 6.60%, 06/15/2028*	2,505,000	2,541,007
		61,000,481
Credit Card Receivables — 0.8%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	1,674,000	1,664,477
Series 2023-2, Class A 4.80%, 05/15/2030	1,450,000	1,468,720
Series 2023-4, Class A 5.15%, 09/15/2030	2,490,000	2,555,149
BA Credit Card Trust
Series 2022-A1, Class A1 3.53%, 11/15/2027	2,800,000	2,783,615
Series 2023-A2, Class A2 4.98%, 11/15/2028	1,850,000	1,868,010
Chase Issuance Trust
Series 2024-A2, Class A 4.63%, 01/15/2031	1,500,000	1,513,119
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7 3.96%, 10/13/2030	325,000	319,656
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	2,735,000	2,763,347
WF Card Issuance Trust
Series 2024-A1, Class A 4.94%, 02/15/2029	1,750,000	1,769,112

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Credit Card Receivables (continued)
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.47%, 02/15/2031	$ 2,079,000	$ 2,116,534
		18,821,739
Other Asset Backed Securities — 3.6%
AMSR Trust
Series 2019-SFR1, Class D 3.25%, 01/19/2039*	6,500,000	6,255,284
Series 2024-SFR1, Class C 4.29%, 07/17/2041*	2,523,000	2,391,667
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	2,100,000	1,983,643
Series 2024-SFR1, Class D 4.30%, 08/17/2040*	2,277,000	2,118,809
Cascade MH Asset Trust VRS
Series 2024-MH1, Class A1 5.70%, 11/25/2056*(1)	2,768,150	2,801,745
CFMT LLC VRS
Series 2024-HB13, Class M1 3.00%, 05/25/2034*(1)	2,695,000	2,510,472
FirstKey Homes Trust
Series 2020-SFR1, Class E 2.79%, 08/17/2037*	4,100,000	3,998,911
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A3 5.00%, 09/15/2028*	1,467,000	1,479,275
Home Partners of America Trust
Series 2021-2, Class E1 2.85%, 12/17/2026*	2,848,067	2,655,685
Series 2021-2, Class E2 2.95%, 12/17/2026*	216,127	201,164
Series 2019-2, Class E 3.32%, 10/19/2039*	915,851	860,335
Series 2019-1, Class D 3.41%, 09/17/2039*	1,524,362	1,427,793
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039	2,819,518	2,809,650
Mariner Finance Issuance Trust
Series 2024-AA, Class C 6.00%, 09/22/2036*	1,314,000	1,326,709
Series 2024-AA, Class D 6.77%, 09/22/2036*	2,678,000	2,723,156
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	687,883	653,754
Oportun Issuance Trust
Series 2021-C, Class A 2.18%, 10/08/2031*	4,695,561	4,546,079
PEAC Solutions Receivables LLC
Series 2024-1A, Class A3 5.64%, 11/20/2030*	4,500,000	4,559,344
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(1)	2,731,455	2,568,761
Progress Residential Trust
Series 2021-SFR4, Class A 1.56%, 05/17/2038*	707,757	682,301
Series 2024-SFR4, Class C 3.33%, 07/17/2041*	1,228,000	1,113,930
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2024-SFR3, Class C 3.50%, 06/17/2041*	$ 1,939,000	$ 1,775,034
Series 2024-SFR3, Class D 3.50%, 06/17/2041*	2,764,000	2,504,581
Series 2021-SFR10, Class E1 3.57%, 12/17/2040*	3,231,962	2,969,819
Reach ABS Trust
Series 2024-2A, Class B 5.84%, 07/15/2031*	2,613,000	2,629,146
ReNew
Series 2023-1A, Class A 5.90%, 11/20/2058*	4,332,903	4,313,698
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	2,400,000	2,416,890
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	1,728,000	1,765,590
Series 2022-2A, Class A3 6.50%, 10/21/2030*	4,658,670	4,712,383
Series 2024-1A, Class D 6.58%, 06/21/2033*	2,094,000	2,151,448
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C 5.83%, 06/20/2041*	2,265,428	2,243,395
Stream Innovations Issuer Trust
Series 2024-1A, Class A 6.27%, 07/15/2044*	2,963,774	3,034,449
Tricon Residential Trust
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	2,698,322	2,673,242
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	1,440,000	1,459,224
Verizon Master Trust
Series 2023-6, Class A 5.35%, 09/22/2031*	3,340,000	3,441,837
Westgate Resorts LLC
Series 2024-1A, Class B 6.56%, 01/20/2038*	1,934,992	1,946,179
Series 2024-1A, Class C 7.06%, 01/20/2038*	2,208,745	2,223,957
		91,929,339
Total Asset Backed Securities (cost $169,481,979)		171,751,559
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
Commercial and Residential — 2.0%
Ajax Mtg. Loan Trust
Series 2022-A, Class A1 3.50%, 10/25/2061*(3)	4,707,080	4,486,675
BAMLL Re-REMIC Trust VRS
Series 2024-FRR3, Class B 1.49%, 01/27/2050*(1)	5,000,000	4,520,957
Brean Asset Backed Securities Trust
Series 2024-RM8, Class A1 4.50%, 05/25/2064*	2,272,967	2,168,169
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 5.66%, (TSFR1M+1.05%), 04/15/2034*	1,554,232	1,539,661
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 5.98%, (TSFR1M+1.37%), 12/15/2037*	750,000	750,000

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Center Street Lending Resi-Investor ABS Mtg. Trust VRS
Series 2024-RTL1, Class A1 6.89%, 10/25/2029*(1)	$ 2,950,000	$ 2,951,424
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(1)	865,950	791,993
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(1)	1,000,000	973,275
COMM Mtg. Trust VRS
Series 2015-CR22, Class XA 0.95%, 03/10/2048(1)(6)	2,203,938	88
Series 2016-787S, Class B 3.96%, 02/10/2036*(1)	1,629,000	1,566,385
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	33,986	32,918
Series 2015-C1, Class A4 3.51%, 04/15/2050	165,116	164,634
DBSG Mtg. Trust VRS
Series 2024-ALTA, Class A 6.14%, 06/10/2037*(1)	2,900,000	2,941,109
GS Mtg. Backed Securities Trust
Series 2024-RPL4, Class A1 3.90%, 09/25/2061*(3)	3,181,509	3,052,709
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(3)	2,300,000	2,279,473
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(3)	2,120,000	2,122,394
MSDB Trust VRS
Series 2017-712F, Class A 3.43%, 07/11/2039*(1)	5,310,000	4,859,113
New Residential Mtg. Loan Trust
5.44%, 09/25/2039*(3)	4,000,000	3,950,425
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	10,016,685
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*(3)	1,672,760	1,632,582
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	1,100,000	1,103,278
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(1)	168,800	153,064
		52,057,011
U.S. Government Agency — 1.6%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2020-K105, Class C 3.53%, 03/25/2053*(1)	4,800,000	4,347,182
Series 2015-K44, Class C 3.84%, 01/25/2048*(1)	1,000,000	994,980
Series 2015-K49, Class B 3.85%, 10/25/2048*(1)	3,000,000	2,967,916
Series 2017-K70, Class C 3.94%, 12/25/2049*(1)	4,500,000	4,285,719
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2019-K91, Class C 4.40%, 04/25/2051*(1)	$ 3,000,000	$ 2,841,911
Series 2018-K83, Class B 4.42%, 11/25/2051*(1)	3,000,000	2,897,649
Series 2019-K90, Class C 4.46%, 02/25/2052*(1)	1,500,000	1,435,067
Series 2019-K88, Class C 4.53%, 02/25/2052*(1)	1,645,000	1,568,624
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2024-MN8, Class M1 7.58%, (SOFR30A+2.85%), 05/25/2044*	1,715,216	1,735,132
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	335,285	326,837
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 1.88%, (6.69%-SOFR30A), 09/15/2039(6)(7)	221,190	14,434
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00%, 12/25/2047	2,266,248	2,008,028
Series 2018-27, Class EA 3.00%, 05/25/2048	3,067,121	2,717,300
Series 2018-35, Class CD 3.00%, 05/25/2048	3,245,814	2,828,724
Federal National Mtg. Assoc. REMIC VRS
Series 2023-M2, Class 3A2 2.04%, 04/25/2032(1)	5,000,000	4,210,298
Government National Mtg. Assoc.
Series 2024-64, Class YH 5.00%, 04/20/2054	2,951,058	2,873,968
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(1)	1,426,488	1,326,535
		39,380,304
Total Collateralized Mortgage Obligations (cost $92,680,266)		91,437,315
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 55.0%
U.S. Government — 20.3%
United States Treasury Bonds
1.25%, 05/15/2050	1,219,000	623,166
1.75%, 08/15/2041	11,500,000	7,852,793
1.88%, 02/15/2051 to 11/15/2051	9,801,000	5,861,904
2.00%, 11/15/2041 to 08/15/2051	14,371,000	10,042,833
2.25%, 02/15/2052	23,835,000	15,571,890
2.38%, 02/15/2042 to 05/15/2051	50,721,000	35,538,621
3.00%, 11/15/2045 to 05/15/2047	10,021,000	7,864,717
3.38%, 11/15/2048	21,073,000	17,496,352
4.13%, 08/15/2044	548,000	521,628
4.13%, 08/15/2053#	187,000	178,402
4.25%, 02/15/2054 to 08/15/2054	24,456,000	23,887,741
4.50%, 02/15/2044	19,595,000	19,647,049
4.63%, 05/15/2044 to 05/15/2054	6,030,800	6,164,518
4.75%, 11/15/2043 to 11/15/2053	2,106,000	2,217,374
United States Treasury Notes
1.25%, 12/31/2026	838,000	789,684
1.50%, 01/31/2027	2,280,000	2,154,778
1.63%, 11/30/2026	640,000	609,000
1.75%, 11/15/2029	3,200,000	2,871,500
1.88%, 02/28/2027	7,900,000	7,514,875
2.25%, 08/15/2027#	230,000	219,093
2.38%, 05/15/2029	500,000	465,391

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
2.63%, 02/15/2029	$ 171,000	$ 161,288
2.75%, 07/31/2027#	14,800,000	14,283,734
2.88%, 04/30/2029	41,130,000	39,095,993
3.50%, 09/30/2026	7,250,000	7,159,658
3.63%, 08/31/2029 to 09/30/2031	6,440,000	6,307,269
3.88%, 08/15/2034	217,000	211,439
4.00%, 01/31/2029 to 02/15/2034	69,392,000	68,704,562
4.13%, 02/15/2027 to 07/31/2031	98,740,000	98,735,119
4.13%, 10/31/2029#	293,000	293,435
4.25%, 01/31/2026 to 11/15/2034	40,528,000	40,768,802
4.25%, 02/28/2029#	2,500,000	2,513,086
4.38%, 07/15/2027	17,115,000	17,217,957
4.50%, 11/15/2025#	6,000,000	6,006,703
4.50%, 03/31/2026 to 11/15/2033	30,339,000	30,748,926
4.63%, 02/28/2026 to 04/30/2031	18,100,000	18,516,411
		518,817,691
U.S. Government Agency — 34.7%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	7,083,443
3.25%, 11/16/2028#	1,000,000	971,783
5.50%, 07/15/2036	250,000	274,050
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	8,971,130	7,825,180
2.00%, 02/01/2036 to 04/01/2052	69,846,018	58,831,822
2.50%, 01/01/2028 to 07/01/2052	36,298,908	30,776,446
3.00%, 08/01/2027 to 11/01/2046	11,446,510	10,374,778
3.50%, 11/01/2041 to 02/01/2052	34,777,587	31,977,440
4.00%, 09/01/2040 to 06/01/2052	19,023,003	17,986,043
4.50%, 12/01/2039 to 12/01/2048	10,028,010	9,849,187
5.00%, 10/01/2033 to 01/01/2053	18,394,525	18,134,949
5.50%, 11/01/2032 to 08/01/2053	29,580,756	29,572,959
6.00%, 10/01/2033 to 03/01/2040	157,091	162,581
6.50%, 02/01/2035 to 05/01/2037	17,126	17,803
6.75%, 09/15/2029 to 03/15/2031	750,000	842,810
Federal Home Loan Mtg. Corp. FRS
6.74%, (RFUCCT6M+1.49%), 02/01/2037	33,112	33,579
Federal National Mtg. Assoc.
1.50%, 12/01/2050 to 03/01/2051	9,005,577	6,884,336
2.00%, 11/01/2035 to 03/01/2052	147,311,844	120,750,026
2.37%, 06/01/2029	3,012,486	2,748,698
2.50%, 12/01/2026 to 05/01/2052	156,381,348	133,652,865
3.00%, 10/01/2027 to 07/01/2052	92,228,211	82,044,379
3.50%, 08/01/2026 to 04/01/2052	59,649,364	54,749,789
4.00%, 11/01/2025 to 08/01/2052	42,572,531	40,288,288
4.50%, 03/01/2025 to 10/01/2049	14,633,758	14,286,906
4.96%, 09/01/2032	5,547,000	5,658,927
5.00%, 09/01/2033 to 03/01/2054	32,935,441	32,437,170
5.02%, 01/01/2033	1,933,000	1,977,933
5.08%, 09/01/2031	839,595	860,851
5.24%, 12/01/2033	2,782,000	2,880,416
5.50%, 04/01/2033 to 04/01/2053	9,632,444	9,645,669
5.65%, 06/01/2030	2,965,506	3,101,257
6.00%, 02/01/2032 to 11/01/2053	37,473,968	37,953,136
6.50%, 10/01/2037 to 10/01/2053	2,433,120	2,493,425
Federal National Mtg. Assoc. FRS
6.78%, (RFUCCT1Y+1.57%), 05/01/2037	53,885	55,658
6.87%, (RFUCCT1Y+1.83%), 10/01/2040	240,094	247,556
7.24%, (H15T1Y+2.27%), 11/01/2036	144,777	150,010
7.33%, (RFUCCT1Y+1.82%), 10/01/2040	64,445	66,560
Federal National Mtg. Assoc. VRS
1.46%, 11/01/2032(1)	5,464,395	4,395,658
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
1.51%, 11/01/2032(1)	$ 9,165,791	$ 7,397,237
2.15%, 02/01/2032(1)	7,927,449	6,781,381
Government National Mtg. Assoc.
2.00%, 11/20/2050	9,969,019	8,205,569
2.50%, 05/20/2050 to 12/20/2051	26,723,116	22,858,827
3.00%, 02/20/2045 to 02/20/2052	30,776,547	27,549,583
3.50%, 03/20/2045 to 10/20/2047	1,646,478	1,524,432
4.00%, 03/20/2044 to 05/20/2048	1,986,675	1,894,673
4.50%, 05/15/2039 to 07/20/2052	11,224,185	10,894,161
5.50%, 12/15/2039 to 05/20/2053	14,914,902	14,977,540
6.00%, 10/15/2039	65,963	67,240
		884,195,009
Total U.S. Government & Agency Obligations (cost $1,530,334,229)		1,403,012,700
FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
Banks — 0.1%
Development Bank of Japan, Inc.
1.75%, 02/18/2025*	1,665,000	1,654,428
Industrial Bank of Korea
1.04%, 06/22/2025*	1,564,000	1,530,766
		3,185,194
Regional(State/Province) — 0.1%
Province of British Columbia Canada
4.20%, 07/06/2033	1,141,000	1,113,383
Sovereign — 1.0%
Bulgaria Government International Bond
5.00%, 03/05/2037	400,000	381,143
Chile Government International Bond
5.33%, 01/05/2054#	320,000	311,335
Dominican Republic
5.95%, 01/25/2027	600,000	598,766
6.60%, 06/01/2036*	300,000	305,983
Emirate of Abu Dhabi
2.00%, 10/19/2031*	350,000	295,022
2.50%, 04/16/2025	300,000	297,284
2.70%, 09/02/2070	1,200,000	699,294
3.88%, 04/16/2050	400,000	319,961
Government of Romania
5.75%, 03/24/2035*	400,000	368,923
6.38%, 01/30/2034*	450,000	440,825
6.63%, 02/17/2028	400,000	409,000
Kingdom of Saudi Arabia
3.45%, 02/02/2061	700,000	456,719
5.75%, 01/16/2054*	800,000	787,992
Republic of Azerbaijan
3.50%, 09/01/2032	900,000	783,067
Republic of Colombia
7.75%, 11/07/2036	550,000	551,980
Republic of Hungary
5.50%, 03/26/2036*	2,600,000	2,498,902
6.13%, 05/22/2028	200,000	205,200
6.75%, 09/25/2052	480,000	506,440
Republic of Indonesia
4.40%, 03/10/2029	1,040,000	1,023,225
4.75%, 09/10/2034	200,000	195,323
5.10%, 02/10/2054	520,000	498,843
Republic of Italy
3.88%, 05/06/2051	585,000	416,405
Republic of Ivory Coast
6.13%, 06/15/2033	400,000	363,800

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Kazakhstan
4.71%, 04/09/2035*	$ 400,000	$ 390,370
Republic of Latvia
5.13%, 07/30/2034*	600,000	595,234
Republic of Panama
3.30%, 01/19/2033	1,600,000	1,272,667
7.50%, 03/01/2031	1,000,000	1,053,487
8.00%, 03/01/2038	600,000	635,268
Republic of Poland
4.63%, 03/18/2029	350,000	348,425
4.88%, 10/04/2033	310,000	305,040
5.50%, 04/04/2053	200,000	193,993
Republic of South Africa
7.10%, 11/19/2036*	200,000	201,846
Republic of the Philippines
4.38%, 03/05/2030	200,000	195,826
5.17%, 10/13/2027	500,000	504,822
5.50%, 03/30/2026	400,000	403,506
State of Qatar
4.00%, 03/14/2029	320,000	314,882
4.40%, 04/16/2050	1,120,000	990,974
5.10%, 04/23/2048	200,000	196,132
Trinidad & Tobago Government International Bond
6.40%, 06/26/2034*	200,000	196,000
United Mexican States
4.28%, 08/14/2041	3,203,000	2,475,965
6.00%, 05/07/2036	720,000	701,896
6.34%, 05/04/2053	218,000	203,100
6.35%, 02/09/2035	800,000	806,407
6.40%, 05/07/2054	1,860,000	1,751,006
		26,452,278
Total Foreign Government Obligations (cost $31,805,256)		30,750,855
COMMON STOCKS — 0.0%
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.(4)(8) (cost $0)	123	458,544
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%#† (cost $48,512)	3,142	33,211
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	186,000	130
Total Long-Term Investment Securities (cost $2,626,770,280)		2,484,879,372
SHORT-TERM INVESTMENTS — 2.7%
Unaffiliated Investment Companies — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.65%(9)	38,180,484	38,191,939
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(9)	20,888,439	20,888,439
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(9)(10)	10,439,523	$ 10,439,523
Total Short-Term Investments (cost $69,519,470)		69,519,901
TOTAL INVESTMENTS (cost $2,696,289,750)(11)	100.2%	2,554,399,273
Other assets less liabilities	(0.2)	(4,352,366)
NET ASSETS	100.0%	$2,550,046,907
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $410,687,327 representing 16.1% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2024.
(4)	Securities classified as Level 3 (see Note 2).
(5)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(6)	Interest Only

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2024.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	03/13/2024	123	$0	$458,544	$3,728.00	0.0%
(9)	The rate shown is the 7-day yield as of November 30, 2024.
(10)	At November 30, 2024, the Fund had loaned securities with a total value of $35,058,541. This was secured by collateral of $10,439,523, which was received in cash and subsequently invested in short-term investments currently valued at $10,439,523 as reported in the Portfolio of Investments. Additional collateral of $25,837,518 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Home Loan Mtg. Corp.	0.00% to 8.00%	03/01/2025 to 03/25/2058	$5,954,078
Federal National Mtg. Assoc.	0.00% to 10.91%	12/01/2024 to 03/25/2060	7,642,941
Government National Mtg. Assoc.	0.70% to 6.11%	01/16/2041 to 08/20/2063	2,778,850
United States Treasury Bills	0.00%	01/09/2025 to 10/02/2025	205,811
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 05/15/2054	9,255,838
(11)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
457	Long	U.S. Treasury 2 Year Notes	March 2025	$93,964,086	$94,191,985	$227,899
63	Long	U.S. Treasury Ultra 10 Year Notes	March 2025	7,105,234	7,232,203	126,969
						$354,868
						Unrealized (Depreciation)
72	Short	U.S. Treasury Ultra Bonds	March 2025	$8,832,982	$9,157,500	$(324,518)
		Net Unrealized Appreciation (Depreciation)				$30,350
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Oil & Gas	$—	$34,306,894	$1,786,727	$36,093,621
Other Industries	—	751,341,437	—	751,341,437
Asset Backed Securities	—	171,751,559	—	171,751,559
Collateralized Mortgage Obligations	—	91,437,315	—	91,437,315
U.S. Government & Agency Obligations	—	1,403,012,700	—	1,403,012,700
Foreign Government Obligations	—	30,750,855	—	30,750,855
Common Stocks	—	—	458,544	458,544
Preferred Stocks	33,211	—	—	33,211
Escrows and Litigation Trusts	—	130	—	130
Short-Term Investments	69,519,901	—	—	69,519,901
Total Investments at Value	$69,553,112	$2,482,600,890	$2,245,271	$2,554,399,273
Other Financial Instruments:†
Futures Contracts	$354,868	$—	$—	$354,868
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$324,518	$—	$—	$324,518
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.3%
Advertising — 0.6%
WPP PLC	438,540	$ 4,805,943
Aerospace/Defense — 3.9%
Airbus SE	17,904	2,800,609
Boeing Co.†	15,473	2,405,123
L3Harris Technologies, Inc.	50,013	12,315,701
Northrop Grumman Corp.	7,070	3,461,826
RTX Corp.	90,987	11,084,946
		32,068,205
Agriculture — 0.8%
British American Tobacco PLC ADR	165,889	6,293,829
Auto Manufacturers — 1.0%
General Motors Co.	153,099	8,510,773
Auto Parts & Equipment — 0.3%
Lear Corp.	23,149	2,264,898
Banks — 9.7%
Bank of America Corp.	85,350	4,054,979
Citigroup, Inc.	230,167	16,311,935
First Citizens BancShares, Inc., Class A	6,708	15,394,860
JPMorgan Chase & Co.	76,767	19,170,255
PNC Financial Services Group, Inc.	18,120	3,890,727
Wells Fargo & Co.	282,518	21,519,396
		80,342,152
Beverages — 1.9%
Coca-Cola Co.	84,820	5,435,265
Constellation Brands, Inc., Class A	6,800	1,638,460
Diageo PLC	157,534	4,706,579
Keurig Dr Pepper, Inc.	79,058	2,581,244
Pernod Ricard SA	9,859	1,104,737
		15,466,285
Biotechnology — 0.3%
Corteva, Inc.	3,016	187,716
Gilead Sciences, Inc.	25,300	2,342,274
		2,529,990
Building Materials — 1.5%
Johnson Controls International PLC	70,522	5,913,975
Vulcan Materials Co.	23,850	6,871,900
		12,785,875
Chemicals — 3.7%
Air Products & Chemicals, Inc.	34,069	11,390,289
Albemarle Corp.#	21,565	2,322,550
International Flavors & Fragrances, Inc.	32,861	3,002,181
Linde PLC	15,730	7,251,373
PPG Industries, Inc.	56,010	6,965,964
		30,932,357
Coal — 0.4%
Teck Resources, Ltd., Class B	65,295	3,047,971
Commercial Services — 0.2%
Rentokil Initial PLC	252,189	1,267,081
Computers — 3.4%
Apple, Inc.	26,410	6,267,885
Cognizant Technology Solutions Corp., Class A	104,685	8,426,096
HP, Inc.	250,584	8,878,191
Leidos Holdings, Inc.	27,814	4,600,436
		28,172,608
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 1.2%
Haleon PLC	1,075,500	$ 5,130,424
Procter & Gamble Co.	26,920	4,825,679
		9,956,103
Diversified Financial Services — 4.3%
Apollo Global Management, Inc.	52,110	9,120,813
Capital One Financial Corp.	33,000	6,336,330
Intercontinental Exchange, Inc.	48,001	7,726,241
Visa, Inc., Class A	38,480	12,124,279
		35,307,663
Electric — 5.1%
American Electric Power Co., Inc.	30,935	3,089,169
Dominion Energy, Inc.	40,740	2,393,475
DTE Energy Co.	23,300	2,930,674
Edison International	34,060	2,988,765
Entergy Corp.	26,662	4,163,804
Exelon Corp.	100,103	3,960,075
PG&E Corp.	247,185	5,346,612
Sempra	180,265	16,885,422
		41,757,996
Electronics — 0.1%
Fortive Corp.	1,330	105,509
Honeywell International, Inc.	4,207	979,936
		1,085,445
Environmental Control — 0.6%
Waste Management, Inc.	20,830	4,753,823
Food — 2.4%
Kraft Heinz Co.	288,656	9,228,333
Lamb Weston Holdings, Inc.#	29,575	2,284,373
Nestle SA ADR	97,190	8,434,148
		19,946,854
Healthcare-Products — 3.0%
Baxter International, Inc.	283,703	9,563,628
Koninklijke Philips NV†	152,853	4,181,217
Medtronic PLC	123,426	10,681,286
		24,426,131
Healthcare-Services — 3.5%
Cigna Group	14,351	4,847,768
Elevance Health, Inc.	12,610	5,131,766
Fortrea Holdings, Inc.†	67,124	1,412,960
Humana, Inc.	17,022	5,044,980
Labcorp Holdings, Inc.	31,982	7,712,779
UnitedHealth Group, Inc.	7,880	4,808,376
		28,958,629
Home Furnishings — 1.0%
Sony Group Corp.	416,000	8,304,905
Household Products/Wares — 0.5%
Henkel AG & Co. KGaA (Preference Shares)	16,180	1,382,846
Kimberly-Clark Corp.	18,944	2,639,847
		4,022,693
Insurance — 5.3%
Chubb, Ltd.	22,050	6,366,496
Fidelity National Financial, Inc.	91,344	5,790,296
Hartford Financial Services Group, Inc.	20,435	2,519,840
MetLife, Inc.	97,698	8,619,895
Prudential Financial, Inc.	19,503	2,523,883

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Travelers Cos., Inc.	30,430	$ 8,095,597
Willis Towers Watson PLC	29,821	9,602,362
		43,518,369
Internet — 2.0%
Alibaba Group Holding, Ltd.	202,000	2,198,286
Alphabet, Inc., Class A	31,400	5,305,030
Amazon.com, Inc.†	25,493	5,299,740
Meta Platforms, Inc., Class A	6,500	3,733,080
		16,536,136
Machinery-Construction & Mining — 0.2%
Komatsu, Ltd.	49,100	1,331,580
Machinery-Diversified — 1.2%
CNH Industrial NV	427,697	5,371,874
Westinghouse Air Brake Technologies Corp.	20,646	4,142,001
		9,513,875
Media — 3.2%
Comcast Corp., Class A	439,669	18,989,304
Walt Disney Co.	61,200	7,189,164
		26,178,468
Mining — 0.3%
Freeport-McMoRan, Inc.	64,830	2,865,486
Oil & Gas — 4.6%
BP PLC	1,748,463	8,578,694
EQT Corp.	74,980	3,407,091
Exxon Mobil Corp.	75,249	8,876,372
Hess Corp.	46,379	6,826,062
Shell PLC	252,333	8,146,330
Suncor Energy, Inc.	55,058	2,173,690
		38,008,239
Packaging & Containers — 0.8%
Crown Holdings, Inc.	13,559	1,248,648
Sealed Air Corp.	150,930	5,524,038
		6,772,686
Pharmaceuticals — 7.6%
AstraZeneca PLC	45,427	6,110,612
Becton Dickinson & Co.	39,442	8,752,180
Cardinal Health, Inc.	112,389	13,738,431
CVS Health Corp.	223,504	13,376,715
Eli Lilly & Co.	3,829	3,045,395
Johnson & Johnson	24,030	3,724,890
Merck & Co., Inc.	46,310	4,706,948
Sanofi SA	92,723	9,028,549
		62,483,720
Pipelines — 3.0%
Enbridge, Inc.#	210,780	9,143,637
Enterprise Products Partners LP	173,354	5,968,578
Williams Cos., Inc.	162,600	9,515,352
		24,627,567
REITS — 2.7%
American Tower Corp.	22,200	4,639,800
AvalonBay Communities, Inc.	23,300	5,483,655
Crown Castle, Inc.	58,925	6,260,781
Security Description	Shares or Principal Amount	Value

REITS (continued)
Mid-America Apartment Communities, Inc.	17,789	$ 2,920,242
Public Storage	8,900	3,097,645
		22,402,123
Retail — 1.4%
Dollar General Corp.	59,523	4,599,342
Home Depot, Inc.	10,840	4,651,769
Swatch Group AG #	12,137	2,202,236
		11,453,347
Semiconductors — 3.3%
Applied Materials, Inc.	4,727	825,854
Broadcom, Inc.	48,300	7,828,464
Intel Corp.	101,650	2,444,682
Micron Technology, Inc.	10,930	1,070,594
Samsung Electronics Co., Ltd. GDR*	9,589	9,403,517
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,973	3,318,894
Texas Instruments, Inc.	10,980	2,207,309
		27,099,314
Software — 7.7%
Electronic Arts, Inc.	50,867	8,325,402
Fidelity National Information Services, Inc.	95,772	8,169,351
Microsoft Corp.	53,922	22,833,810
Oracle Corp.	33,390	6,171,808
SAP SE ADR	19,290	4,583,304
SS&C Technologies Holdings, Inc.	178,250	13,785,855
		63,869,530
Telecommunications — 3.2%
AT&T, Inc.	109,725	2,541,231
Cisco Systems, Inc.	144,473	8,554,246
T-Mobile US, Inc.	35,500	8,766,370
Verizon Communications, Inc.	153,817	6,820,246
		26,682,093
Toys/Games/Hobbies — 0.6%
Hasbro, Inc.	71,429	4,653,599
Transportation — 0.8%
Norfolk Southern Corp.	1,247	343,985
Union Pacific Corp.	22,350	5,468,151
United Parcel Service, Inc., Class B	8,580	1,164,478
		6,976,614
Total Long-Term Investment Securities (cost $667,574,109)		801,980,955
SHORT-TERM INVESTMENTS — 3.2%
Unaffiliated Investment Companies — 3.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.65%(1)	22,288,936	22,295,623
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(1)	2,882,828	2,882,828

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(1)(2)	1,261,737	$ 1,261,737
Total Short-Term Investments (cost $26,440,712)		26,440,188
TOTAL INVESTMENTS (cost $694,014,821)(3)	100.5%	828,421,143
Other assets less liabilities	(0.5)	(4,111,040)
NET ASSETS	100.0%	$824,310,103
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Dividend Value Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $9,403,517 representing 1.1% of net assets.
(1)	The rate shown is the 7-day yield as of November 30, 2024.
(2)	At November 30, 2024, the Fund had loaned securities with a total value of $9,865,511. This was secured by collateral of $1,261,737, which was received in cash and subsequently invested in short-term investments currently valued at $1,261,737 as reported in the Portfolio of Investments. Additional collateral of $8,951,062 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
United States Treasury Bills	0.00%	01/09/2025 to 10/02/2025	$25
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 02/15/2054	8,951,037
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$—	$4,805,943	$—	$4,805,943
Aerospace/Defense	29,267,596	2,800,609	—	32,068,205
Beverages	9,654,969	5,811,316	—	15,466,285
Commercial Services	—	1,267,081	—	1,267,081
Cosmetics/Personal Care	4,825,679	5,130,424	—	9,956,103
Healthcare-Products	20,244,914	4,181,217	—	24,426,131
Home Furnishings	—	8,304,905	—	8,304,905
Household Products/Wares	2,639,847	1,382,846	—	4,022,693
Internet	14,337,850	2,198,286	—	16,536,136
Machinery-Construction & Mining	—	1,331,580	—	1,331,580
Oil & Gas	21,283,215	16,725,024	—	38,008,239
Pharmaceuticals	47,344,559	15,139,161	—	62,483,720
Retail	9,251,111	2,202,236	—	11,453,347
Semiconductors	17,695,797	9,403,517	—	27,099,314
Other Industries	544,751,273	—	—	544,751,273
Short-Term Investments	26,440,188	—	—	26,440,188
Total Investments at Value	$747,736,998	$80,684,145	$—	$828,421,143
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.2%
Domestic Equity Investment Companies — 55.0%
VALIC Company I Capital Appreciation Fund	314,000	$ 6,659,953
VALIC Company I Dividend Value Fund	698,768	9,237,714
VALIC Company I Growth Fund	311,959	5,400,012
VALIC Company I Large Capital Growth Fund	234,553	5,080,418
VALIC Company I Mid Cap Index Fund	52,542	1,577,832
VALIC Company I Mid Cap Strategic Growth Fund	85,761	1,886,737
VALIC Company I Mid Cap Value Fund	87,037	1,693,736
VALIC Company I Small Cap Growth Fund†	63,393	1,108,119
VALIC Company I Small Cap Index Fund	36,147	647,386
VALIC Company I Small Cap Special Values Fund	60,016	813,816
VALIC Company I Small Cap Value Fund	19,745	274,651
VALIC Company I Stock Index Fund	256,977	15,670,475
VALIC Company I Systematic Core Fund	254,522	8,920,985
VALIC Company I Systematic Growth Fund	204,195	4,049,185
VALIC Company I Systematic Value Fund	587,260	9,472,506
VALIC Company I U.S. Socially Responsible Fund	270,488	5,907,459
Total Domestic Equity Investment Companies (cost $63,273,954)		78,400,984
Domestic Fixed Income Investment Companies — 18.5%
VALIC Company I Core Bond Fund	1,818,383	18,129,282
VALIC Company I Government Securities Fund	588,134	5,551,983
VALIC Company I High Yield Bond Fund	140,253	1,022,440
VALIC Company I Inflation Protected Fund	183,539	1,587,612
Total Domestic Fixed Income Investment Companies (cost $27,524,757)		26,291,317
International Equity Investment Companies — 8.4%
VALIC Company I Emerging Economies Fund	49,089	314,166
VALIC Company I Global Real Estate Fund	226,783	1,639,638
VALIC Company I International Equities Index Fund	271,558	2,259,366
VALIC Company I International Growth Fund†	189,706	2,268,887
VALIC Company I International Opportunities Fund	23,702	353,877
VALIC Company I International Socially Responsible Fund	70,901	1,785,297
VALIC Company I International Value Fund	306,677	3,361,176
Total International Equity Investment Companies (cost $11,376,755)		11,982,407
International Fixed Income Investment Companies — 0.3%
VALIC Company I International Government Bond Fund† (cost $465,608)	43,855	446,008
Total Affiliated Investment Companies (cost $102,641,074)		117,120,716
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.6%
U.S. Government — 13.6%
United States Treasury Notes
1.88%, 02/15/2032(2)	$ 532,400	457,511
2.75%, 08/15/2032	681,600	618,659
2.88%, 05/15/2032	3,285,700	3,017,838
3.38%, 05/15/2033	1,706,600	1,609,537
3.50%, 02/15/2033	927,200	884,172
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.88%, 08/15/2033 to 08/15/2034	$5,027,700	$ 4,908,575
4.00%, 02/15/2034	2,657,900	2,617,824
4.13%, 11/15/2032(2)	1,251,900	1,250,140
4.38%, 05/15/2034	2,576,200	2,611,220
4.50%, 11/15/2033	1,430,600	1,463,403
Total U.S. Government & Agency Obligations (cost $19,794,211)		19,438,879
PURCHASED OPTIONS† — 0.7%
Purchased Options - Puts — 0.7%
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/17/2025; Strike Price: $4,875.00; Counterparty: JPMorgan Chase Bank, N.A.)	1,500	36,499
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/16/2025; Strike Price: $5,300.00; Counterparty: Citibank, N.A.)	2,500	133,928
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/16/2025; Strike Price: $5,300.00; Counterparty: UBS AG)	2,500	133,928
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $5,100.00; Counterparty: Goldman Sachs International)	7,000	360,112
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $5,600.00; Counterparty: UBS AG)	4,000	395,608
Total Purchased Options (cost $1,676,909)		1,060,075
Total Long-Term Investment Securities (cost $124,112,194)		137,619,670
SHORT-TERM INVESTMENTS — 4.2%
Unaffiliated Investment Companies — 4.2%
AllianceBernstein Government STIF Portfolio, Class AB 4.75%(3) (cost $5,962,333)	5,962,333	5,962,333
TOTAL INVESTMENTS (cost $130,074,527)(4)	100.7%	143,582,003
Other assets less liabilities	(0.7)	(1,038,789)
NET ASSETS	100.0%	$142,543,214
#	The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of November 30, 2024.
(4)	See Note 4 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
90	Long	S&P 500 E-Mini Index	December 2024	$26,668,399	$27,231,750	$563,351
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$117,120,716	$—	$—	$117,120,716
U.S. Government & Agency Obligations	—	19,438,879	—	19,438,879
Purchased Options	—	1,060,075	—	1,060,075
Short-Term Investments	5,962,333	—	—	5,962,333
Total Investments at Value	$123,083,049	$20,498,954	$—	$143,582,003
Other Financial Instruments:†
Futures Contracts	$563,351	$—	$—	$563,351
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Bermuda — 0.4%
Genpact, Ltd.	73,021	$ 3,370,649
Brazil — 4.3%
AMBEV SA	1,037,980	2,212,351
B3 SA - Brasil Bolsa Balcao	1,543,384	2,392,883
Banco Bradesco SA (Preference Shares)	562,818	1,190,167
Banco Santander Brasil SA	184,224	768,962
Banco Santander Brasil SA ADR	100,777	419,232
Fleury SA	825,666	1,822,034
Gerdau SA (Preference Shares)	377,951	1,284,601
Gerdau SA ADR	196,144	659,044
Grupo SBF SA	193,069	397,930
Isa Energia Brasil SA (Preference Shares)	440,545	1,782,066
Itau Unibanco Holding SA (Preference Shares)	609,215	3,325,253
Itau Unibanco Holding SA ADR	62,153	333,140
JBS SA	240,708	1,504,072
Lojas Renner SA	869,050	2,191,323
M Dias Branco SA	87,214	324,318
Marcopolo SA (Preference Shares)	577,006	829,870
Marfrig Global Foods SA†	152,908	480,542
Minerva SA†	625,013	612,183
Petroleo Brasileiro SA (Preference Shares)	358,826	2,337,061
Telefonica Brasil SA	71,811	595,399
Ultrapar Participacoes SA	230,553	692,516
Ultrapar Participacoes SA ADR	95,628	282,103
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Class A (Preference Shares)	427,897	439,890
Vale SA	454,122	4,469,292
Vale SA ADR	52,137	514,071
WEG SA	91,159	823,279
		32,683,582
Cayman Islands — 16.4%
3SBio, Inc.*	2,796,500	2,055,037
Alibaba Group Holding, Ltd.	1,930,600	21,009,958
Baidu, Inc., Class A†	278,800	2,957,330
BeiGene, Ltd.†	56,500	937,063
Bilibili, Inc., Class Z†	12,880	248,153
Bizlink Holding, Inc.	74,000	1,476,189
Bosideng International Holdings, Ltd.	1,082,000	569,846
China Medical System Holdings, Ltd.	1,270,000	1,279,658
China Resources Land, Ltd.	429,500	1,295,684
Chow Tai Fook Jewellery Group, Ltd.	368,800	344,410
ENN Energy Holdings, Ltd.	199,600	1,354,787
Geely Automobile Holdings, Ltd.	1,499,000	2,726,156
Innovent Biologics, Inc.*†	53,500	267,006
JD Logistics, Inc.*†	271,400	494,317
JD.com, Inc., Class A	272,600	5,087,677
KE Holdings, Inc. ADR	85,270	1,607,339
Kingsoft Corp., Ltd.	199,600	823,991
Kuaishou Technology*#†	139,400	883,533
Li Auto, Inc., Class A†	55,200	652,527
Meituan, Class B*†	516,000	10,873,107
Minth Group, Ltd.†	658,000	1,140,487
NetEase, Inc.	257,700	4,488,923
New Oriental Education & Technology Group, Inc.	48,100	281,514
NU Holdings, Ltd., Class A†	223,990	2,806,595
Parade Technologies, Ltd.	63,000	1,353,480
PDD Holdings, Inc. ADR†	58,933	5,690,570
Pop Mart International Group, Ltd.*	66,600	775,297
Sunny Optical Technology Group Co., Ltd.	58,800	484,168
TAL Education Group ADR†	65,957	654,953
Tencent Holdings, Ltd.	714,400	36,737,459
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Tingyi Cayman Islands Holding Corp.	446,000	$ 559,319
Topsports International Holdings, Ltd.*	234,000	73,327
Trip.com Group, Ltd.†	55,950	3,640,013
Uni-President China Holdings, Ltd.	2,148,000	1,900,041
Wisdom Marine Lines Co, Ltd.	706,000	1,632,457
Xiaomi Corp.*†	1,354,200	4,853,693
XP, Inc., Class A	44,307	599,917
XPeng, Inc., Class A†	8,700	52,643
		124,668,624
Chile — 0.7%
Banco de Chile	25,732,999	2,938,384
Banco de Chile ADR	51,863	1,182,476
Empresas CMPC SA	325,442	513,205
Empresas COPEC SA	98,278	610,931
		5,244,996
China — 11.0%
Agricultural Bank of China, Ltd.	4,045,000	2,033,477
Bank of China, Ltd.	7,147,000	3,345,207
Baoshan Iron & Steel Co, Ltd., Class A	872,600	803,660
BYD Co., Ltd.	144,000	4,732,553
BYD Co., Ltd., Class A	76,300	2,914,878
China Construction Bank Corp.	8,252,000	6,215,344
China Galaxy Securities Co., Ltd.	329,000	306,170
China International Capital Corp, Ltd., Class A	226,900	1,122,179
China Life Insurance Co., Ltd.	2,359,000	4,574,029
China Merchants Bank Co., Ltd.	215,500	987,238
China Merchants Securities Co, Ltd. Class A	169,800	452,502
China Pacific Insurance Group Co., Ltd.	613,000	1,977,197
China Petroleum & Chemical Corp.	2,026,000	1,096,252
China Vanke Co, Ltd., Class A†	352,200	421,723
CITIC Securities Co., Ltd.#	235,000	685,912
CMOC Group, Ltd., Class A	659,700	668,238
Contemporary Amperex Technology Co., Ltd., Class A	7,000	254,784
COSCO SHIPPING Holdings Co., Ltd.	669,000	944,253
Dong-E-E-Jiao Co, Ltd., Class A	103,000	829,291
Dongfeng Motor Group Co., Ltd.#	654,000	294,500
Gigadevice Semiconductor Beijing, Inc., Class A†	84,000	1,003,233
Great Wall Motor Co., Ltd.#	318,500	521,878
Great Wall Motor Co., Ltd., Class A	156,100	568,781
Haier Smart Home Co., Ltd., Class A	123,200	485,120
Huatai Securities Co., Ltd., Class A	553,300	1,383,809
Industrial & Commercial Bank of China, Ltd.	8,066,000	4,769,481
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	321,200	1,277,550
Kweichow Moutai Co., Ltd., Class A	9,200	1,954,691
Midea Group Co., Ltd., Class A	171,400	1,671,409
Muyuan Foods Co, Ltd., Class A†	177,000	1,001,037
New China Life Insurance Co., Ltd.	370,500	1,129,582
New China Life Insurance Co., Ltd., Class A	111,400	737,189
People's Insurance Co. Group of China, Ltd.	3,532,000	1,681,851
PetroChina Co., Ltd.	4,984,000	3,571,221
PICC Property & Casualty Co., Ltd.	424,000	650,893
Ping An Insurance Group Co. of China, Ltd.	1,285,500	7,477,589
Ping An Insurance Group Co. of China, Ltd., Class A	178,200	1,323,001
Sany Heavy Industry Co, Ltd., Class A	187,100	454,627
SF Holding Co., Ltd., Class A	149,100	852,889
Shandong Nanshan Aluminum Co., Ltd., Class A	7,194,800	4,002,203
Shenzhen Mindray Bio-Medical Electronics Co, Ltd., Class A	24,200	876,790
Weichai Power Co., Ltd., Class A	549,200	1,025,544
Western Mining Co., Ltd., Class A	196,400	460,096
Will Semiconductor Co., Ltd., Class A	115,800	1,587,287

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Wuliangye Yibin Co., Ltd., Class A	200,900	$ 4,111,775
WuXi AppTec Co., Ltd., Class A	132,400	922,104
Yealink Network Technology Corp, Ltd., Class A	16,700	87,935
Yunnan Baiyao Group Co., Ltd., Class A	79,900	635,916
Zijin Mining Group Co., Ltd.	1,094,000	2,095,321
ZTE Corp., Class A	216,000	935,244
		83,915,433
Greece — 0.6%
Alpha Services & Holdings SA	379,731	588,093
Eurobank Ergasias Services & Holdings SA	1,158,232	2,453,099
National Bank of Greece SA	217,162	1,531,093
		4,572,285
Hong Kong — 0.1%
Lenovo Group, Ltd.	836,000	982,021
India — 18.2%
ABB India, Ltd.	4,308	377,726
Adani Energy Solutions, Ltd.†	59,121	576,225
Adani Enterprises, Ltd.	25,103	730,335
Adani Ports & Special Economic Zone, Ltd.	74,706	1,050,789
Adani Wilmar, Ltd.†	288,569	1,073,819
Ajanta Pharma, Ltd.	43,999	1,575,224
Alkem Laboratories, Ltd.	13,509	903,110
Atul, Ltd.	17,388	1,504,690
Axis Bank, Ltd.	185,145	2,494,740
Bajaj Finance, Ltd.	10,856	844,065
Bharat Electronics, Ltd.	107,100	390,582
Bharti Airtel, Ltd.	342,642	6,636,605
Blue Star, Ltd.	91,007	1,988,968
Brigade Enterprises, Ltd.	60,705	890,880
Chambal Fertilisers and Chemicals, Ltd.	499,209	3,052,699
City Union Bank, Ltd.	177,222	376,390
Computer Age Management Services, Ltd.	23,492	1,376,811
Coromandel International, Ltd.	26,850	566,907
Crompton Greaves Consumer Electricals, Ltd.	327,938	1,596,559
Cummins India, Ltd.	1,134	46,699
Cyient, Ltd.	9,061	199,282
DLF, Ltd.	36,377	354,502
Dr Lal PathLabs, Ltd.*	46,973	1,670,912
EID Parry India, Ltd.	65,240	662,640
Emami, Ltd.	51,315	415,041
Fortis Healthcare, Ltd.	73,671	578,188
GAIL India, Ltd.	197,780	467,289
General Insurance Corp. of India*	12,993	61,164
GlaxoSmithKline Pharmaceuticals, Ltd.	35,266	1,024,272
Great Eastern Shipping Co., Ltd.	123,994	1,625,594
Gujarat Gas, Ltd.	66,585	378,223
Gujarat Pipavav Port, Ltd.	375,252	835,538
Havells India, Ltd.	13,764	280,916
HCL Technologies, Ltd.	152,429	3,341,810
HDFC Asset Management Co., Ltd.*	6,913	344,823
HDFC Bank, Ltd.	444,500	9,429,924
Hindustan Aeronautics, Ltd.	12,072	637,871
Hindustan Zinc, Ltd.	462,480	2,756,518
ICICI Bank, Ltd.	569,185	8,754,535
ICICI Bank, Ltd. ADR	25,274	772,121
Indian Hotels Co., Ltd.	52,164	491,051
Indraprastha Gas, Ltd.	193,085	756,216
Infosys, Ltd.	424,767	9,360,580
Infosys, Ltd. ADR#	94,601	2,087,844
Jindal Saw, Ltd.	13,667	49,845
Security Description	Shares or Principal Amount	Value

India (continued)
Kalpataru Projects International, Ltd.	48,095	$ 649,066
KEC International, Ltd.	115,823	1,447,435
Kotak Mahindra Bank, Ltd.	97,352	2,030,489
Larsen & Toubro, Ltd.	123,639	5,439,092
Larsen & Toubro, Ltd. GDR	12,332	542,619
LIC Housing Finance, Ltd.	83,325	629,772
Life Insurance Corp. of India	68,703	801,782
Lupin, Ltd.	82,499	2,006,103
Mahindra & Mahindra, Ltd.	43,354	1,528,040
Max Financial Services, Ltd.†	40,061	535,643
Multi Commodity Exchange of India, Ltd.	5,799	426,925
Natco Pharma, Ltd.	14,293	233,790
National Aluminium Co., Ltd.	350,096	1,006,346
NCC, Ltd.	370,563	1,359,239
Nippon Life India Asset Management, Ltd.*	142,448	1,154,620
NTPC, Ltd.	179,140	770,471
Oberoi Realty, Ltd.	54,924	1,302,376
Oil & Natural Gas Corp., Ltd.	367,486	1,118,985
Petronet LNG, Ltd.†	243,593	973,317
Power Finance Corp., Ltd.	66,789	389,636
Power Grid Corp. of India, Ltd.	449,550	1,752,822
PTC India, Ltd.	472,352	971,452
Punjab National Bank	587,406	729,641
PVR Inox, Ltd.†	39,324	719,725
Reliance Industries, Ltd.	450,608	6,891,597
Siemens, Ltd.	1,865	167,107
State Bank of India	244,282	2,426,836
Strides Pharma Science, Ltd.	67,264	1,296,760
Sun Pharmaceutical Industries, Ltd.	129,870	2,743,566
Tata Consultancy Services, Ltd.	111,659	5,641,617
Tata Motors, Ltd.	143,090	1,335,094
Trent, Ltd.	17,435	1,402,312
Triveni Turbine, Ltd.	88,162	803,760
Vedanta, Ltd.	250,579	1,344,863
Voltas, Ltd.	218,117	4,284,188
Wipro, Ltd.	418,225	2,871,357
Wipro, Ltd. ADR#	281,171	1,965,385
Zee Entertainment Enterprises, Ltd.	503,317	769,642
Zomato, Ltd.†	257,301	853,845
		138,707,837
Indonesia — 2.0%
Aneka Tambang Tbk	5,001,500	452,049
Astra International Tbk PT	10,033,300	3,231,737
Bank Central Asia Tbk PT	9,225,300	5,826,203
Bank Mandiri Persero Tbk PT	5,663,000	2,199,622
Bank Rakyat Indonesia Persero Tbk PT	10,318,200	2,769,003
Indofood Sukses Makmur Tbk PT	1,011,800	482,143
Telkom Indonesia Persero Tbk PT	1,614,200	276,410
		15,237,167
Jersey — 0.1%
WNS Holdings, Ltd.†	11,837	641,921
Malaysia — 1.8%
CIMB Group Holdings Bhd	186,300	346,298
Dialog Group Bhd	1,440,400	598,552
Hong Leong Bank Bhd	62,900	292,924
IJM Corp. Bhd	1,091,000	733,181
KPJ Healthcare Bhd	609,000	341,581
Malayan Banking Bhd	2,276,900	5,226,180
Maxis Bhd	684,300	534,562

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Public Bank Bhd	2,876,900	$ 2,895,094
Tenaga Nasional Bhd	993,400	3,054,766
		14,023,138
Mexico — 2.0%
Alsea SAB de CV	296,435	654,927
America Movil SAB de CV#	2,677,196	1,983,887
America Movil SAB de CV ADR	23,007	341,194
Arca Continental SAB de CV#	278,514	2,356,020
Coca-Cola Femsa SAB de CV	139,035	1,107,583
Coca-Cola Femsa SAB de CV ADR	8,161	649,861
GCC SAB de CV#	140,729	1,254,940
Genomma Lab Internacional SAB de CV, Class B	86,542	114,746
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,554	90,095
Grupo Financiero Banorte SAB de CV, Class O	416,875	2,739,315
Kimberly-Clark de Mexico SAB de CV, Class A	355,270	474,717
Orbia Advance Corp SAB de CV#	987,784	884,778
Wal-Mart de Mexico SAB de CV	1,013,090	2,682,038
		15,334,101
Netherlands — 0.0%
Pepco Group NV†	64,376	252,342
Philippines — 0.5%
BDO Unibank, Inc.	365,080	963,075
International Container Terminal Services, Inc.	302,690	1,910,055
Jollibee Foods Corp.	171,460	753,860
SM Prime Holdings, Inc.	1,087,800	490,487
		4,117,477
Poland — 0.6%
Bank Polska Kasa Opieki SA	32,712	1,092,512
Powszechna Kasa Oszczednosci Bank Polski SA	87,213	1,199,141
Powszechny Zaklad Ubezpieczen SA	198,398	2,159,674
Santander Bank Polska SA	1,047	112,691
		4,564,018
Qatar — 0.7%
Masraf Al Rayan QSC	229,147	151,433
Ooredoo Q.P.S.C.	362,313	1,178,045
Qatar National Bank Q.P.S.C.	847,443	3,977,698
		5,307,176
Russia — 0.0%
Gazprom PJSC†(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC†(1)(2)	1,300,000	0
Severstal PAO GDR†(1)(2)	75,082	0
		0
Saudi Arabia — 3.6%
ACWA Power Co.	2,751	266,653
Al Babtain Power & Telecommunication Co	33,404	327,815
Al Hammadi Holding	32,276	348,283
Al Rajhi Bank	333,989	8,105,591
Aldrees Petroleum & Transport Services Co.	3,770	116,380
Alinma Bank	198,737	1,455,917
Almarai Co. JSC	21,586	321,123
National Industrialization Co.†	515,900	1,422,125
Rabigh Refining & Petrochemical Co.†	488,657	1,061,805
Riyad Bank	223,781	1,565,734
Saudi Arabian Mining Co.†	138,807	1,913,512
Saudi Awwal Bank	141,948	1,171,689
Saudi Basic Industries Corp.	210,986	3,847,198
Security Description	Shares or Principal Amount	Value

Saudi Arabia (continued)
Saudi Ceramic Co.†	4,064	$ 38,200
Saudi Electricity Co.	316,916	1,403,639
Saudi National Bank	355,361	3,072,638
Saudi Telecom Co.	77,436	820,718
		27,259,020
South Africa — 2.7%
AVI, Ltd.#	273,245	1,665,601
Capitec Bank Holdings, Ltd.	24,638	4,453,698
Clicks Group, Ltd.	28,578	625,149
FirstRand, Ltd.	686,754	2,930,003
Gold Fields, Ltd.	72,012	1,032,795
Life Healthcare Group Holdings, Ltd.#	895,494	827,344
Naspers, Ltd.	12,398	2,810,787
Sanlam, Ltd.	295,751	1,445,477
Sappi, Ltd.	232,131	649,169
Sasol, Ltd.	126,913	624,470
Sasol, Ltd. ADR#	61,848	309,858
Shoprite Holdings, Ltd.	15,612	255,941
Sibanye Stillwater, Ltd.†	587,410	591,213
Standard Bank Group, Ltd.	149,996	1,970,215
		20,191,720
South Korea — 10.3%
AMOREPACIFIC Group	33,310	528,091
Celltrion, Inc.	4,812	645,635
CJ Corp.	18,334	1,280,900
CJ Logistics Corp.	18,184	1,069,083
DB HiTek Co., Ltd.	6,987	158,008
DB Insurance Co., Ltd.	11,368	890,815
DL E&C Co, Ltd.	28,934	697,793
E-MART, Inc.	3,461	159,646
GS Engineering & Construction Corp.†	64,384	898,000
Hana Financial Group, Inc.	25,360	1,135,540
Hankook Tire & Technology Co., Ltd.	30,407	829,678
Hanon Systems	331,268	944,718
HD Hyundai Co., Ltd.	17,483	982,796
Hugel, Inc.†	3,615	685,163
Hyosung TNC Corp.	294	40,837
Hyundai Marine & Fire Insurance Co, Ltd.	84,844	1,618,929
Hyundai Mobis Co., Ltd.	8,711	1,496,953
Hyundai Motor Co.	9,510	1,509,875
Hyundai Steel Co.	26,503	402,429
HyVision System, Inc.	5,694	65,475
Kakaopay Corp.†	37,737	671,205
Kangwon Land, Inc.	26,858	347,979
KB Financial Group, Inc.	37,002	2,555,203
KCC Corp.	5,498	952,819
Kia Corp.	48,488	3,233,314
Korea Electric Power Corp.†	25,769	449,848
Korea Gas Corp.†	16,975	544,798
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	9,205	1,369,909
Korean Air Lines Co., Ltd.	54,862	1,022,611
KT&G Corp.	6,787	592,972
LG Chem, Ltd.	6,161	1,258,385
LX International Corp.	48,347	991,812
LX Semicon Co., Ltd.	6,135	238,263
NAVER Corp.	20,392	3,028,067
Pan Ocean Co., Ltd.	536,204	1,342,452
POSCO Holdings, Inc.	6,843	1,409,046
Samsung C&T Corp.	12,589	1,075,073
Samsung E&A Co., Ltd.†	16,561	213,372
Samsung Electronics Co., Ltd.	517,129	20,426,701

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Co., Ltd. GDR*	1,861	$ 1,825,002
Samsung Fire & Marine Insurance Co., Ltd.	3,995	1,125,450
Samsung Life Insurance Co., Ltd.	14,537	1,117,392
Samsung SDI Co., Ltd.	1,643	300,788
Samsung SDS Co., Ltd.	3,579	379,135
Samsung Securities Co. Ltd.	89,464	3,086,043
Shinhan Financial Group Co., Ltd.	31,467	1,196,936
SK Hynix, Inc.	50,109	5,804,231
SK Networks Co, Ltd.	138,858	433,273
SK Telecom Co., Ltd.	60,832	2,689,264
SK Telecom Co., Ltd. ADR	79,581	1,927,452
WONIK IPS Co., Ltd.†	27,707	456,448
		78,105,607
Taiwan — 18.2%
ASE Technology Holding Co., Ltd.	199,000	929,559
ASPEED Technology, Inc.	1,000	126,534
Asustek Computer, Inc.	70,000	1,268,155
Cathay Financial Holding Co., Ltd.	1,196,000	2,427,243
Chicony Electronics Co., Ltd.	324,000	1,570,287
ChipMOS Technologies, Inc.	649,000	640,684
Compal Electronics, Inc.	1,318,000	1,500,281
CTBC Financial Holding Co., Ltd.	2,226,000	2,564,798
Delta Electronics, Inc.	257,000	3,019,686
E.Sun Financial Holding Co., Ltd.	3,432,264	2,858,706
Elan Microelectronics Corp.	239,000	1,080,859
Eva Airways Corp.	361,000	462,900
Evergreen Marine Corp. Taiwan, Ltd.	56,000	377,595
Fubon Financial Holding Co., Ltd.	1,056,500	2,888,503
Gemtek Technology Corp.	414,000	459,320
Giant Manufacturing Co., Ltd.	73,000	344,474
Hon Hai Precision Industry Co., Ltd.	1,411,000	8,544,300
Hon Hai Precision Industry Co., Ltd. GDR	28,812	347,137
KGI Financial Holding Co., Ltd.	697,000	369,995
Lotes Co., Ltd.	23,000	1,269,041
MediaTek, Inc.	225,000	8,710,890
Mega Financial Holding Co., Ltd.	641,320	786,554
Pegatron Corp.	298,000	867,882
Phison Electronics Corp.	35,000	497,749
Pixart Imaging, Inc.	69,000	455,092
President Chain Store Corp.	143,000	1,192,999
Primax Electronics, Ltd.	1,009,000	2,456,046
Quanta Computer, Inc.	335,000	3,021,045
Realtek Semiconductor Corp.	164,000	2,405,553
Simplo Technology Co., Ltd.	29,000	336,775
Taiwan Paiho, Ltd.	227,000	543,974
Taiwan Semiconductor Manufacturing Co., Ltd.	2,545,000	78,153,503
Uni-President Enterprises Corp.	1,339,000	3,489,039
Voltronic Power Technology Corp.	9,000	516,136
Wistron Corp.	178,000	624,765
Wiwynn Corp.	4,000	239,813
Wowprime Corp.	130,000	925,859
		138,273,731
Thailand — 1.6%
Advanced Info Service PCL NVDR	213,600	1,775,252
Bangkok Bank PCL NVDR	553,200	2,412,846
Carabao Group PCL NVDR	312,400	699,454
Com7 PCL NVDR	536,400	414,807
CP ALL PCL NVDR	879,500	1,571,641
Gulf Energy Development PCL NVDR	248,800	439,107
Indorama Ventures PCL NVDR	386,000	281,753
Security Description	Shares or Principal Amount	Value

Thailand (continued)
PTT Exploration & Production PCL NVDR	800,100	$ 2,973,273
Thai Union Group PCL NVDR	2,436,200	973,734
True Corp. PCL NVDR†	1,981,900	641,148
		12,183,015
Turkey — 0.7%
Arcelik AS†	124,593	514,081
KOC Holding AS	289,590	1,676,513
Mavi Giyim Sanayi Ve Ticaret AS*	377,614	904,516
Migros Ticaret AS	54,205	756,562
TAV Havalimanlari Holding AS†	58,000	458,502
Turk Hava Yollari AO†	40,701	334,947
Turkiye Is Bankasi AS	891,444	351,008
		4,996,129
United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	1,326,168	3,621,324
Emaar Properties PJSC	678,180	1,765,578
First Abu Dhabi Bank PJSC	677,300	2,361,836
		7,748,738
United Kingdom — 0.3%
Anglogold Ashanti PLC	61,566	1,539,016
ReNew Energy Global PLC, Class A#†	109,174	658,319
		2,197,335
United States — 0.4%
Coupang, Inc.†	27,454	696,233
Southern Copper Corp.	12,290	1,233,302
Yum China Holdings, Inc.	18,808	875,512
		2,805,047
Total Long-Term Investment Securities (cost $741,239,971)		747,383,109
SHORT-TERM INVESTMENTS — 1.9%
Unaffiliated Investment Companies — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(3)	12,810,755	12,810,755
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(3)(4)	1,226,003	1,226,003
Total Short-Term Investments (cost $14,036,758)		14,036,758
TOTAL INVESTMENTS (cost $755,276,729)(5)	100.1%	761,419,867
Other assets less liabilities	(0.1)	(398,249)
NET ASSETS	100.0%	$761,021,618
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $26,236,354 representing 3.4% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/10/2021	1,262,418	$4,856,005	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	12/14/2020	6,702	4,530
	12/16/2020	187,873	134,493
	02/10/2021	2,096,108	1,468,240
		2,290,683	1,607,263	0	0.00	0.0
Sberbank of Russia PJSC
	11/12/2020	664,800	2,189,656
	11/20/2020	136,860	443,444
	12/14/2020	29,992	120,624
	12/16/2020	137,196	538,640
	11/24/2021	331,152	1,424,053
		1,300,000	4,716,417	0	0.00	0.0
Severstal PAO GDR
	10/30/2020	51,320	695,308
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	11/20/2020	10,696	$154,403
	12/14/2020	2,344	39,368
	12/16/2020	10,722	184,609
		75,082	1,073,688	$0	$0.00	0.0%
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of November 30, 2024.
(4)	At November 30, 2024, the Fund had loaned securities with a total value of $7,874,211. This was secured by collateral of $1,226,003, which was received in cash and subsequently invested in short-term investments currently valued at $1,226,003 as reported in the Portfolio of Investments. Additional collateral of $7,144,225 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
United States Treasury Bills	0.00%	01/16/2025 to 02/06/2025	$770
United States Treasury Notes/Bonds	0.13% to 6.13%	01/15/2025 to 02/15/2054	7,143,455
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
241	Long	MSCI Emerging Markets Index	December 2024	$13,173,911	$13,141,730	$(32,181)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Semiconductors	16.3%
Banks	16.2
Internet	12.4
Computers	5.1
Diversified Financial Services	4.4
Insurance	4.0
Telecommunications	3.5
Auto Manufacturers	2.7
Oil & Gas	2.6
Chemicals	2.4
Retail	2.3
Mining	2.3
Beverages	1.9
Short-Term Investments	1.9
Electric	1.8
Food	1.8
Pharmaceuticals	1.8
Electronics	1.6
Engineering & Construction	1.5
Iron/Steel	1.5
Software	1.1

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Real Estate	1.1%
Building Materials	1.1
Transportation	0.9
Healthcare-Services	0.8
Home Furnishings	0.8
Auto Parts & Equipment	0.7
Commercial Services	0.6
Holding Companies-Diversified	0.5
Gas	0.5
Electrical Components & Equipment	0.4
Biotechnology	0.4
Distribution/Wholesale	0.4
Healthcare-Products	0.3
Airlines	0.2
Machinery-Diversified	0.2
Trucking & Leasing	0.2
Agriculture	0.2
Shipbuilding	0.2
Forest Products & Paper	0.2
Aerospace/Defense	0.2
Pipelines	0.1
Food Service	0.1
Lodging	0.1
Media	0.1
Entertainment	0.1
Oil & Gas Services	0.1
Textiles	0.1
Cosmetics/Personal Care	0.1
Miscellaneous Manufacturing	0.1
Household Products/Wares	0.1
Machinery-Construction & Mining	0.1
100.1%
*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$3,370,649	$—	$—	$3,370,649
Brazil	32,683,582	—	—	32,683,582
Cayman Islands	11,359,374	113,309,250	—	124,668,624
Chile	5,244,996	—	—	5,244,996
India	4,825,350	133,882,487	—	138,707,837
Jersey	641,921	—	—	641,921
Mexico	15,334,101	—	—	15,334,101
Russia	—	—	0	0
South Africa	309,858	19,881,862	—	20,191,720
South Korea	1,927,452	76,178,155	—	78,105,607
United Kingdom	658,319	1,539,016	—	2,197,335
United States	2,805,047	—	—	2,805,047
Other Countries	—	323,431,690	—	323,431,690
Short-Term Investments	14,036,758	—	—	14,036,758
Total Investments at Value	$93,197,407	$668,222,460	$0	$761,419,867
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$32,181	$—	$—	$32,181
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Australia — 5.3%
Charter Hall Group	93,363	$ 953,307
Goodman Group	281,981	7,010,969
National Storage REIT#	2,995,015	4,892,773
NEXTDC, Ltd.†	137,223	1,460,133
Rural Funds Trust	255,624	312,052
Scentre Group	2,811,495	6,760,773
		21,390,007
Belgium — 1.0%
Aedifica SA	36,930	2,267,493
Warehouses De Pauw CVA#	79,797	1,765,201
		4,032,694
Canada — 3.2%
Canadian Apartment Properties REIT	189,235	6,196,782
Chartwell Retirement Residences(1)	193,800	2,235,382
First Capital Real Estate Investment Trust	217,270	2,783,862
Granite Real Estate Investment Trust	28,300	1,536,121
		12,752,147
France — 1.0%
Klepierre SA	127,055	3,848,210
Germany — 2.6%
Vonovia SE	311,785	10,376,253
Guernsey — 0.6%
Shurgard Self Storage, Ltd.	63,116	2,576,571
Hong Kong — 1.1%
Sino Land Co., Ltd.	1,366,000	1,337,957
Swire Properties, Ltd.	1,591,101	3,201,609
		4,539,566
Japan — 6.8%
Comforia Residential REIT, Inc.	904	1,742,598
Japan Hotel REIT Investment Corp.	4,798	2,188,528
Japan Metropolitan Fund Investment Corp.	4,570	2,793,580
KDX Realty Investment Corp.	781	769,322
Mitsubishi Estate Co., Ltd.	380,837	5,408,511
Mitsui Fudosan Co., Ltd.	1,093,635	9,196,256
Mitsui Fudosan Logistics Park, Inc.	4,154	2,810,872
Nippon Prologis REIT, Inc.	472	745,709
Star Asia Investment Corp.	2,267	765,397
Tokyo Tatemono Co., Ltd.	49,000	848,851
		27,269,624
Singapore — 2.7%
CapitaLand Ascendas REIT	2,069,600	4,053,750
CapitaLand India Trust(1)	4,228,608	3,476,055
CapitaLand Investment, Ltd.#	1,296,700	2,648,771
Parkway Life Real Estate Investment Trust	293,400	833,409
		11,011,985
Spain — 1.9%
Cellnex Telecom SA*#	66,214	2,381,533
Merlin Properties Socimi SA#	497,093	5,458,600
		7,840,133
Sweden — 0.6%
Castellum AB†	102,492	1,212,778
Catena AB	29,285	1,315,192
		2,527,970
Security Description	Shares or Principal Amount	Value

United Kingdom — 6.4%
Big Yellow Group PLC	153,462	$ 2,095,283
Derwent London PLC#	142,632	3,841,814
Grainger PLC	726,494	2,165,540
Helios Towers PLC†	1,330,127	1,668,549
Safestore Holdings PLC#	224,005	2,125,984
Segro PLC	231,923	2,306,154
Shaftesbury Capital PLC	867,146	1,510,171
Tritax Big Box REIT PLC	2,237,750	3,964,077
UNITE Group PLC	552,668	6,213,891
		25,891,463
United States — 65.4%
Alexandria Real Estate Equities, Inc.	20,196	2,226,205
American Homes 4 Rent, Class A	282,539	10,818,418
American Tower Corp.	26,056	5,445,704
Americold Realty Trust, Inc.	104,029	2,482,132
AvalonBay Communities, Inc.	40,119	9,442,007
Brixmor Property Group, Inc.	182,401	5,484,798
BXP, Inc.	78,920	6,470,651
Cousins Properties, Inc.	92,759	2,944,171
CubeSmart	92,270	4,572,901
Digital Realty Trust, Inc.	92,275	18,057,295
DigitalBridge Group, Inc.	31,056	406,834
Douglas Emmett, Inc.	132,653	2,568,162
Encompass Health Corp.	16,308	1,678,746
Equinix, Inc.	24,812	24,352,482
Equity LifeStyle Properties, Inc.	76,231	5,437,557
Essential Properties Realty Trust, Inc.	77,000	2,625,700
Essex Property Trust, Inc.	27,812	8,634,514
Extra Space Storage, Inc.	29,675	5,073,238
Farmland Partners, Inc.#	76,107	967,320
Federal Realty Investment Trust	37,948	4,426,634
Highwoods Properties, Inc.	31,807	1,032,455
Host Hotels & Resorts, Inc.	127,680	2,351,866
Iron Mountain, Inc.	46,515	5,752,510
Kimco Realty Corp.	393,114	10,051,925
Lamar Advertising Co., Class A	17,362	2,326,855
Mid-America Apartment Communities, Inc.	39,356	6,460,681
NNN REIT, Inc.	70,187	3,086,824
Phillips Edison & Co., Inc.	78,275	3,091,862
Prologis, Inc.	240,195	28,049,972
Public Storage	19,335	6,729,547
Rayonier, Inc.	87,279	2,781,582
Rexford Industrial Realty, Inc.	167,712	7,057,321
Ryman Hospitality Properties, Inc.	53,423	6,263,313
SBA Communications Corp.	11,275	2,550,969
Simon Property Group, Inc.	39,975	7,339,410
Sun Communities, Inc.	59,059	7,460,923
Universal Health Services, Inc., Class B	1,851	379,455
Ventas, Inc.	214,858	13,765,952
Vornado Realty Trust#	66,805	2,875,955
Welltower, Inc.	124,825	17,248,318
Weyerhaeuser Co.	98,913	3,190,933
		263,964,097
Total Long-Term Investment Securities (cost $362,686,175)		398,020,720
SHORT-TERM INVESTMENTS — 1.7%
Sovereign — 0.6%
Federal Home Loan Bank 4.43%, 12/02/2024	$2,430,000	2,429,106

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(2)(3)	4,509,857	$ 4,509,857
Total Short-Term Investments (cost $6,939,558)		6,938,963
TOTAL INVESTMENTS (cost $369,625,733)(4)	100.3%	404,959,683
Other assets less liabilities	(0.3)	(1,210,311)
NET ASSETS	100.0%	$403,749,372
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Real Estate Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $2,381,533 representing 0.6% of net assets.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	The rate shown is the 7-day yield as of November 30, 2024.
(3)	At November 30, 2024, the Fund had loaned securities with a total value of $9,826,049. This was secured by collateral of $4,509,857, which was received in cash and subsequently invested in short-term investments currently valued at $4,509,857 as reported in the Portfolio of Investments. Additional collateral of $5,799,514 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$1,116
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	14,972
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	1,101
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	3,275
Government National Mtg. Assoc.	2.30% to 6.00%	07/20/2048 to 03/20/2064	121,318
United States Treasury Bills	0.00%	01/02/2025 to 10/30/2025	441,409
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 08/15/2054	5,216,323
(4)	See Note 4 for cost of investments on a tax basis.
CVA—Certification Van Aandelen (Dutch Cert.)
Industry Allocation*
Diversified REITS	20.1%
Warehouse/Industrial REITS	13.1
Apartment REITS	12.1
Real Estate	10.1
Health Care REITS	9.1
Shopping Centers REITS	8.9
Storage REITS	7.7
Office Property REITS	4.1
Manufactured Homes REITS	3.1
Regional Malls REITS	2.8
Hotel REITS	2.8
Short-Term Investments	1.7
Single Tenant REITS	1.5
Healthcare-Services	1.1
Engineering & Construction	1.0

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Private Equity	0.6%
Telecommunications	0.5
100.3%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$12,752,147	$—	$—	$12,752,147
United States	263,964,097	—	—	263,964,097
Other Countries	—	121,304,476	—	121,304,476
Short-Term Investments:
Sovereign	—	2,429,106	—	2,429,106
Other Short-Term Investments	4,509,857	—	—	4,509,857
Total Investments at Value	$281,226,101	$123,733,582	$—	$404,959,683
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 61.0%
Australia — 0.5%
Aristocrat Leisure, Ltd.	5,342	$ 236,481
BHP Group, Ltd.	12,954	342,467
Brambles, Ltd.	14,236	176,952
Cochlear, Ltd.	813	161,587
Fortescue, Ltd.	9,995	123,519
Goodman Group	5,578	138,687
		1,179,693
Austria — 0.1%
Erste Group Bank AG	3,504	192,224
Belgium — 0.2%
Ageas SA	2,913	147,096
KBC Group NV	1,766	127,696
UCB SA#	585	114,813
		389,605
Bermuda — 0.1%
Arch Capital Group, Ltd.	1,405	141,512
Everest Group, Ltd.	351	136,033
		277,545
Brazil — 1.0%
AMBEV SA	46,800	99,749
B3 SA - Brasil Bolsa Balcao	71,200	110,389
Itau Unibanco Holding SA (Preference Shares)	19,800	108,074
Itausa SA (Preference Shares)	64,723	105,657
Petroleo Brasileiro SA	63,500	453,131
Petroleo Brasileiro SA (Preference Shares)	80,500	524,303
Vale SA	60,000	590,497
WEG SA	13,700	123,728
		2,115,528
Canada — 1.7%
Agnico Eagle Mines, Ltd.	1,500	126,479
ARC Resources, Ltd.	8,700	160,374
Barrick Gold Corp.	7,500	131,343
Canadian Imperial Bank of Commerce	2,100	136,305
Canadian National Railway Co.	1,200	133,991
CGI, Inc.	1,200	135,825
Constellation Software, Inc.	100	338,118
Dollarama, Inc.	4,700	489,553
Fairfax Financial Holdings, Ltd.	300	425,590
George Weston, Ltd.	900	144,660
Great-West Lifeco, Inc.#	4,300	154,814
iA Financial Corp., Inc.	1,400	133,816
Imperial Oil, Ltd.	1,500	111,085
Kinross Gold Corp.	27,000	264,379
Loblaw Cos., Ltd.	1,300	168,703
Manulife Financial Corp.	3,600	115,882
Royal Bank of Canada	1,100	138,397
Suncor Energy, Inc.	3,700	147,218
TFI International, Inc.	1,000	152,248
TMX Group, Ltd.	5,500	173,899
		3,782,679
Cayman Islands — 1.1%
Alibaba Group Holding, Ltd.	18,400	200,240
Baidu, Inc., Class A†	12,550	133,122
China Resources Land, Ltd.	40,500	122,177
CK Asset Holdings, Ltd.	32,500	134,211
CK Hutchison Holdings, Ltd.	22,000	114,651
JD.com, Inc., Class A	11,550	215,564
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Kuaishou Technology*#†	40,800	$ 258,595
NetEase, Inc.	31,700	552,188
PDD Holdings, Inc. ADR†	6,800	656,608
		2,387,356
China — 1.2%
Agricultural Bank of China, Ltd.	354,000	177,961
Bank of China, Ltd.	361,000	168,969
China Construction Bank Corp.	1,705,000	1,284,193
China Life Insurance Co., Ltd.	67,000	129,911
China Merchants Bank Co., Ltd.	29,500	135,144
China Pacific Insurance Group Co., Ltd.	37,600	121,277
Industrial & Commercial Bank of China, Ltd.	262,000	154,922
Kweichow Moutai Co., Ltd., Class A	500	106,233
PetroChina Co., Ltd.	354,000	253,654
Ping An Insurance Group Co. of China, Ltd.	24,500	142,513
		2,674,777
Denmark — 0.5%
Genmab A/S†	659	141,807
Novo Nordisk A/S, Class B	6,103	652,222
Pandora A/S	1,587	256,874
		1,050,903
Finland — 0.2%
Kone Oyj, Class B	2,743	142,673
Nokia Oyj	37,477	157,818
Wartsila OYJ Abp	8,961	162,997
		463,488
France — 1.1%
Air Liquide SA	864	144,046
BNP Paribas SA	1,844	110,333
Carrefour SA	8,260	125,821
Cie de Saint-Gobain SA	2,023	184,552
Cie Generale des Etablissements Michelin SCA	3,809	124,673
Credit Agricole SA	10,576	142,220
Engie SA	31,455	501,968
EssilorLuxottica SA	671	163,171
Hermes International SCA	65	142,018
L'Oreal SA	595	206,902
Orange SA	10,362	110,910
Publicis Groupe SA	1,281	139,222
Renault SA	2,619	112,178
Sanofi SA	1,197	116,553
Schneider Electric SE	422	108,725
TotalEnergies SE	1,973	114,596
		2,547,888
Germany — 1.1%
Allianz SE	563	174,241
Bayer AG	4,731	97,095
Beiersdorf AG	906	117,649
Deutsche Bank AG	11,579	197,089
Deutsche Boerse AG	658	154,267
Deutsche Post AG	2,980	109,640
Deutsche Telekom AG	5,854	187,430
E.ON SE	13,653	176,065
Hannover Rueck SE	385	100,701
Heidelberg Materials AG	2,547	321,768
Henkel AG & Co. KGaA	1,807	137,369
MTU Aero Engines AG	414	141,117
Muenchener Rueckversicherungs-Gesellschaft AG	351	183,750

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Siemens Energy AG†	2,796	$ 150,878
Volkswagen AG (Preference Shares)	1,297	110,791
		2,359,850
Hong Kong — 0.2%
CLP Holdings, Ltd.	16,000	134,645
Lenovo Group, Ltd.	100,000	117,466
Sun Hung Kai Properties, Ltd.	14,000	139,971
		392,082
Hungary — 0.1%
OTP Bank Nyrt	4,121	223,617
India — 1.5%
Asian Paints, Ltd.	6,853	200,970
Bharti Airtel, Ltd.	9,670	187,297
Cipla, Ltd.	8,275	150,090
Coal India, Ltd.	25,986	128,199
Dr. Reddy's Laboratories, Ltd.	9,490	135,128
HCL Technologies, Ltd.	7,836	171,794
Hindalco Industries, Ltd.	17,150	133,541
Infosys, Ltd.	6,219	137,048
InterGlobe Aviation, Ltd.*†	2,139	111,569
Nestle India, Ltd.	4,456	118,103
NTPC, Ltd.	30,946	133,097
Oil & Natural Gas Corp., Ltd.	56,812	172,991
Power Grid Corp. of India, Ltd.	81,135	316,350
REC, Ltd.	20,985	131,794
Shriram Finance, Ltd.	5,692	203,372
Sun Pharmaceutical Industries, Ltd.	7,264	153,456
Tata Consultancy Services, Ltd.	4,573	231,053
Tata Motors, Ltd.	11,915	111,172
Trent, Ltd.	2,202	177,109
Zomato, Ltd.†	38,208	126,792
		3,230,925
Ireland — 0.4%
CRH PLC#	1,401	143,991
CRH PLC	1,500	153,405
Eaton Corp. PLC	400	150,168
Linde PLC	300	138,297
Medtronic PLC	1,600	138,464
TE Connectivity PLC	701	105,935
Trane Technologies PLC	300	124,866
		955,126
Israel — 0.2%
Bank Leumi Le-Israel BM	12,372	141,059
Check Point Software Technologies, Ltd.†	1,513	275,366
		416,425
Italy — 1.0%
Banco BPM SpA#	22,762	173,272
Enel SpA	19,638	141,439
Generali#	5,412	154,980
Intesa Sanpaolo SpA#	49,482	189,648
Leonardo SpA	5,511	148,372
Prysmian SpA	4,508	297,425
UniCredit SpA	26,370	1,013,552
		2,118,688
Japan — 3.2%
Asahi Group Holdings, Ltd.	9,900	107,930
Asahi Kasei Corp.	19,400	138,710
Security Description	Shares or Principal Amount	Value

Japan (continued)
Asics Corp.	8,300	$ 167,151
Bandai Namco Holdings, Inc.	6,600	139,616
Canon, Inc.#	4,600	149,957
Central Japan Railway Co.	8,300	171,490
Chugai Pharmaceutical Co., Ltd.	3,500	154,587
Daiwa House Industry Co., Ltd.	5,100	160,625
Daiwa Securities Group, Inc.	19,300	128,111
ENEOS Holdings, Inc.	26,200	141,981
Fujitsu, Ltd.	6,500	124,812
Hitachi, Ltd.	6,200	154,632
Hoya Corp.	1,200	154,947
Inpex Corp.	8,900	118,913
Kansai Electric Power Co., Inc.#	13,700	176,618
Kao Corp.	3,100	135,097
Kirin Holdings Co., Ltd.	8,000	111,825
Konami Group Corp.	1,700	167,069
Marubeni Corp.	8,100	122,503
Mitsubishi Electric Corp.	12,600	216,450
Mitsubishi Heavy Industries, Ltd.	9,100	132,868
MS&AD Insurance Group Holdings, Inc.	21,300	470,391
NEC Corp.	4,100	350,455
Nintendo Co., Ltd.	2,900	170,142
Nippon Steel Corp.	6,600	135,161
Nitto Denko Corp.	12,500	198,926
Nomura Holdings, Inc.	25,600	155,787
Olympus Corp.	8,300	131,164
Osaka Gas Co., Ltd.	7,400	162,572
Otsuka Holdings Co., Ltd.	3,400	197,650
Pan Pacific International Holdings Corp.	4,200	107,091
Panasonic Holdings Corp.	14,500	142,756
Recruit Holdings Co., Ltd.	2,400	167,098
Shin-Etsu Chemical Co., Ltd.	8,300	309,055
Shionogi & Co., Ltd.	8,400	119,118
SoftBank Corp.	103,000	133,037
Sompo Holdings, Inc.	6,400	169,308
Subaru Corp.	12,400	200,104
Sumitomo Corp.	6,800	146,258
TDK Corp.	11,500	148,778
Tokyo Gas Co., Ltd.	7,100	210,584
Toray Industries, Inc.	23,100	147,600
Toyota Tsusho Corp.	6,600	112,881
		7,161,808
Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	675	164,740
Luxembourg — 0.1%
Tenaris SA	7,348	141,288
Malaysia — 0.1%
Malayan Banking Bhd	73,900	169,623
Tenaga Nasional Bhd	47,600	146,373
		315,996
Mexico — 0.1%
Fomento Economico Mexicano SAB de CV	14,400	126,233
Grupo Mexico SAB de CV, Class B	26,200	127,182
		253,415
Netherlands — 0.7%
AerCap Holdings NV	1,450	144,072
EXOR NV	2,717	268,388
ING Groep NV	7,443	115,402
Koninklijke Ahold Delhaize NV#	12,509	431,826
Koninklijke KPN NV	36,296	141,016

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
LyondellBasell Industries NV, Class A	990	$ 82,507
NN Group NV	2,787	129,488
Wolters Kluwer NV	834	139,144
		1,451,843
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	5,356	121,633
Norway — 0.1%
Equinor ASA	5,581	135,384
Kongsberg Gruppen ASA	1,398	164,632
		300,016
Russia — 0.0%
MMC Norilsk Nickel PJSC(1)(2)	56,300	0
Saudi Arabia — 0.1%
Saudi Telecom Co.	12,113	128,382
Singapore — 0.1%
DBS Group Holdings, Ltd.	5,300	168,387
South Africa — 0.1%
FirstRand, Ltd.	34,869	148,767
Gold Fields, Ltd.	8,517	122,151
		270,918
South Korea — 1.0%
Hana Financial Group, Inc.	5,452	244,123
Hyundai Mobis Co., Ltd.	1,196	205,528
KB Financial Group, Inc.	2,491	172,018
Kia Corp.	4,690	312,742
Samsung C&T Corp.	1,368	116,824
Samsung Electronics Co., Ltd. (Preference Shares)	3,039	102,179
Shinhan Financial Group Co., Ltd.	7,556	287,414
SK Hynix, Inc.	6,960	806,192
		2,247,020
Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	3,080	143,325
Aena SME SA*	869	187,909
Banco Bilbao Vizcaya Argentaria SA	13,293	125,861
Banco de Sabadell SA	59,704	112,650
CaixaBank SA	22,924	124,667
Iberdrola SA	10,822	154,640
Industria de Diseno Textil SA	10,652	586,913
Repsol SA	20,515	256,865
		1,692,830
SupraNational — 0.1%
Unibail-Rodamco-Westfield	1,757	144,208
Sweden — 0.6%
Atlas Copco AB, Class B	10,407	147,051
Investor AB, Class A	16,090	438,639
Investor AB, Class B	14,037	385,176
Swedbank AB, Class A	7,188	140,944
Telefonaktiebolaget LM Ericsson, Class B	16,759	136,266
Volvo AB, Class B	6,371	158,602
		1,406,678
Switzerland — 1.3%
ABB, Ltd.	3,153	179,594
Bunge Global SA	1,485	133,264
Garmin, Ltd.	743	157,962
Geberit AG	218	131,168
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Givaudan SA	29	$ 127,925
Holcim AG	1,706	173,483
Novartis AG	7,633	807,922
Partners Group Holding AG#	109	159,048
Roche Holding AG	750	217,618
Roche Holding AG (BR)	418	128,852
Schindler Holding AG (Participation Certificate)	578	167,382
SGS SA	1,197	118,805
Sonova Holding AG	462	157,644
VAT Group AG*	326	129,726
Zurich Insurance Group AG	281	178,667
		2,969,060
Taiwan — 2.5%
ASE Technology Holding Co., Ltd.	58,000	270,927
Asustek Computer, Inc.	9,000	163,048
Cathay Financial Holding Co., Ltd.	67,000	135,974
Fubon Financial Holding Co., Ltd.	47,000	128,499
Hon Hai Precision Industry Co., Ltd.(2)	188,000	1,138,433
MediaTek, Inc.	23,000	890,447
Novatek Microelectronics Corp.	12,000	178,943
Taiwan Semiconductor Manufacturing Co., Ltd.	68,000	2,088,188
Uni-President Enterprises Corp.	53,000	138,102
United Microelectronics Corp.	195,000	264,968
Yuanta Financial Holding Co., Ltd.	162,180	166,545
		5,564,074
Thailand — 0.1%
Advanced Info Service PCL	16,400	136,278
United Arab Emirates — 0.2%
Aldar Properties PJSC	63,628	130,623
Emaar Properties PJSC	109,592	285,313
Emirates NBD Bank PJSC	24,165	131,628
		547,564
United Kingdom — 2.2%
3i Group PLC	16,139	761,857
Anglogold Ashanti PLC	5,351	133,763
Associated British Foods PLC	6,702	187,588
Auto Trader Group PLC*	16,127	172,492
BAE Systems PLC	8,095	126,484
Barclays PLC	62,992	211,401
BT Group PLC#	121,566	246,888
Bunzl PLC	3,089	140,108
Centrica PLC	109,550	177,727
Coca-Cola Europacific Partners PLC	1,431	111,017
GSK PLC	7,276	123,011
HSBC Holdings PLC	15,337	143,088
Imperial Brands PLC	9,978	326,841
InterContinental Hotels Group PLC	1,007	125,714
NatWest Group PLC	43,950	225,431
Next PLC	2,264	290,530
RELX PLC	4,144	195,732
Rolls-Royce Holdings PLC†	21,115	150,087
Royalty Pharma PLC, Class A	5,136	136,926
Sage Group PLC#	12,615	210,885
SSE PLC	5,532	124,855
Standard Chartered PLC	15,261	188,927
Tesco PLC	35,451	165,445
Unilever PLC	2,449	146,708
Vodafone Group PLC	134,231	121,154
		4,944,659

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States — 35.3%
3M Co.	946	$ 126,319
A.O. Smith Corp.	1,929	143,691
Abbott Laboratories	1,092	129,697
AbbVie, Inc.	2,390	437,203
Adobe, Inc.†	283	146,008
Aflac, Inc.	2,764	315,096
Agilent Technologies, Inc.	1,008	139,074
Akamai Technologies, Inc.†	1,085	102,012
Alphabet, Inc., Class A	13,769	2,326,273
Alphabet, Inc., Class C	8,584	1,463,486
Altria Group, Inc.	2,529	146,024
Amazon.com, Inc.†	12,606	2,620,661
American Express Co.	783	238,564
American Tower Corp.	719	150,271
Ameriprise Financial, Inc.	517	296,742
Amgen, Inc.	450	127,292
Amphenol Corp., Class A	1,681	122,125
Apple, Inc.	22,233	5,276,558
Applied Materials, Inc.	3,684	643,632
AppLovin Corp., Class A†	2,302	775,199
Archer-Daniels-Midland Co.	1,684	91,946
Arista Networks, Inc.†	403	163,545
AT&T, Inc.	7,738	179,212
Automatic Data Processing, Inc.	553	169,732
AutoZone, Inc.†	44	139,460
AvalonBay Communities, Inc.	725	170,629
Baker Hughes Co.	4,164	183,008
Bank of New York Mellon Corp.	2,660	217,774
Berkshire Hathaway, Inc., Class B†	239	115,442
Best Buy Co., Inc.	1,683	151,470
Booking Holdings, Inc.	268	1,394,131
Boston Scientific Corp.†	4,915	445,594
Broadcom, Inc.	813	131,771
Broadridge Financial Solutions, Inc.	658	155,301
Builders FirstSource, Inc.†	752	140,225
Cadence Design Systems, Inc.†	507	155,553
Cardinal Health, Inc.	1,413	172,725
Carlisle Cos., Inc.	398	181,767
Caterpillar, Inc.	442	179,501
Cboe Global Markets, Inc.	741	159,945
Cencora, Inc.	617	155,206
Centene Corp.†	7,903	474,180
CF Industries Holdings, Inc.	3,433	307,803
Charles River Laboratories International, Inc.†	605	120,431
Chipotle Mexican Grill, Inc.†	2,289	140,819
Cigna Group	419	141,538
Cintas Corp.	6,366	1,437,379
Cisco Systems, Inc.	2,043	120,966
Coca-Cola Co.	1,753	112,332
Cognizant Technology Solutions Corp., Class A	2,147	172,812
Colgate-Palmolive Co.	12,548	1,212,513
Comcast Corp., Class A	3,700	159,803
Constellation Brands, Inc., Class A	527	126,981
Corpay, Inc.†	515	196,308
CSX Corp.	3,497	127,815
CVS Health Corp.	2,362	141,366
D.R. Horton, Inc.	778	131,311
Danaher Corp.	559	133,987
DaVita, Inc.†	920	152,876
Deckers Outdoor Corp.†	2,787	546,141
Devon Energy Corp.	2,941	111,611
Dick's Sporting Goods, Inc.	668	138,436
Security Description	Shares or Principal Amount	Value

United States (continued)
DocuSign, Inc.†	3,747	$ 298,598
Domino's Pizza, Inc.	325	154,762
Eastman Chemical Co.	1,416	148,284
eBay, Inc.	2,833	179,301
Electronic Arts, Inc.	1,028	168,253
EMCOR Group, Inc.	777	396,363
EOG Resources, Inc.	922	122,866
Equinix, Inc.	163	159,981
Equitable Holdings, Inc.	2,308	111,315
Equity LifeStyle Properties, Inc.	1,741	124,186
Erie Indemnity Co., Class A	396	174,462
Expedia Group, Inc.†	1,015	187,389
Expeditors International of Washington, Inc.	1,191	144,873
F5, Inc.†	786	196,775
FactSet Research Systems, Inc.	267	131,009
Fair Isaac Corp.†	413	980,887
FedEx Corp.	527	159,507
Fortinet, Inc.†	1,765	167,763
Fox Corp., Class A	3,855	181,648
Gaming & Leisure Properties, Inc.	2,586	133,463
Gartner, Inc.†	286	148,128
Gen Digital, Inc.	5,716	176,339
General Electric Co.	846	154,107
General Motors Co.	18,628	1,035,531
Gilead Sciences, Inc.	15,350	1,421,103
GoDaddy, Inc., Class A†	2,340	462,314
Goldman Sachs Group, Inc.	260	158,228
Hartford Financial Services Group, Inc.	1,662	204,941
HCA Healthcare, Inc.	446	145,940
Hewlett Packard Enterprise Co.	7,293	154,757
Hologic, Inc.†	1,588	126,246
Home Depot, Inc.	363	155,774
Howmet Aerospace, Inc.	2,438	288,610
Hubbell, Inc.	381	175,294
IDEXX Laboratories, Inc.†	248	104,594
Illinois Tool Works, Inc.	572	158,741
International Business Machines Corp.	669	152,137
Intuit, Inc.	207	132,838
Intuitive Surgical, Inc.†	262	142,004
Iron Mountain, Inc.	1,154	142,715
Johnson & Johnson	791	122,613
Kellanova	2,242	182,252
Keurig Dr Pepper, Inc.	4,117	134,420
Kimberly-Clark Corp.	909	126,669
Kraft Heinz Co.	3,863	123,500
Kroger Co.	11,794	720,378
Lam Research Corp.	1,490	110,081
Leidos Holdings, Inc.	956	158,122
Lennox International, Inc.	532	354,913
LKQ Corp.	3,053	119,952
Lockheed Martin Corp.	222	117,529
Lowe's Cos., Inc.	606	165,093
LPL Financial Holdings, Inc.	542	176,231
Lululemon Athletica, Inc.†	405	129,867
Manhattan Associates, Inc.†	1,099	313,699
MarketAxess Holdings, Inc.	546	141,245
Marsh & McLennan Cos., Inc.	716	166,993
Masco Corp.	3,861	311,042
Mastercard, Inc., Class A	2,971	1,583,365
MercadoLibre, Inc.†	79	156,828
Merck & Co., Inc.	1,202	122,171
Meta Platforms, Inc., Class A	6,163	3,539,534
Mettler-Toledo International, Inc.†	351	439,171

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Microsoft Corp.	10,549	$ 4,467,080
Mid-America Apartment Communities, Inc.	929	152,505
Molina Healthcare, Inc.†	404	120,352
Molson Coors Beverage Co., Class B	2,313	143,545
Monster Beverage Corp.†	2,221	122,444
Moody's Corp.	2,591	1,295,448
Motorola Solutions, Inc.	843	421,247
NetApp, Inc.	1,054	129,263
Netflix, Inc.†	272	241,212
Neurocrine Biosciences, Inc.†	1,017	128,905
Northern Trust Corp.	1,247	138,617
NRG Energy, Inc.	3,323	337,650
NVIDIA Corp.	49,723	6,874,205
NVR, Inc.†	16	147,769
Old Dominion Freight Line, Inc.	807	181,688
Omnicom Group, Inc.	1,062	111,319
ON Semiconductor Corp.†	1,354	96,296
Oracle Corp.	983	181,698
O'Reilly Automotive, Inc.†	135	167,835
Otis Worldwide Corp.	1,500	154,470
Ovintiv, Inc.	3,027	137,486
Owens Corning	1,415	290,952
PACCAR, Inc.	1,285	150,345
Packaging Corp. of America	882	219,486
Parker-Hannifin Corp.	260	182,754
Paychex, Inc.	1,080	157,972
PepsiCo, Inc.	840	137,298
PPG Industries, Inc.	890	110,689
Procter & Gamble Co.	827	148,248
Progressive Corp.	666	179,074
Public Storage	648	225,536
PulteGroup, Inc.	1,462	197,765
QUALCOMM, Inc.	7,593	1,203,718
Quest Diagnostics, Inc.	810	131,755
Regeneron Pharmaceuticals, Inc.†	181	135,790
Reliance, Inc.	501	160,941
Republic Services, Inc.	510	111,333
ResMed, Inc.	579	144,183
Rollins, Inc.	3,322	167,196
Ross Stores, Inc.	968	149,914
RPM International, Inc.	1,353	187,769
SEI Investments Co.	1,907	157,575
ServiceNow, Inc.†	180	188,899
Sherwin-Williams Co.	939	373,159
Simon Property Group, Inc.	1,893	347,555
Skyworks Solutions, Inc.	1,177	103,093
Snap-on, Inc.	487	180,039
Solventum Corp.†	2,742	196,080
Southern Co.	1,414	126,030
State Street Corp.	1,489	146,681
Steel Dynamics, Inc.	959	139,314
Stryker Corp.	432	169,409
Synchrony Financial	6,743	455,287
Synopsys, Inc.†	242	135,155
T. Rowe Price Group, Inc.	3,708	459,199
Targa Resources Corp.	3,496	714,233
Target Corp.	1,087	143,821
Tesla, Inc.†	2,920	1,007,867
Texas Pacific Land Corp.	171	273,615
The Campbell's Company	2,939	135,782
TJX Cos., Inc.	1,540	193,563
T-Mobile US, Inc.	461	113,839
Security Description	Shares or Principal Amount	Value

United States (continued)
Tractor Supply Co.	526	$ 149,210
Uber Technologies, Inc.†	1,756	126,362
Union Pacific Corp.	579	141,658
United Therapeutics Corp.†	576	213,402
Universal Health Services, Inc., Class B	933	191,265
Valero Energy Corp.	924	128,510
Veeva Systems, Inc., Class A†	710	161,774
VeriSign, Inc.†	667	124,849
Verisk Analytics, Inc.	562	165,346
Verizon Communications, Inc.	3,787	167,916
Vertiv Holdings Co., Class A	1,272	162,307
Viatris, Inc.	13,114	171,662
VICI Properties, Inc.	3,637	118,603
Visa, Inc., Class A	609	191,884
Vistra Corp.	3,301	527,632
Walmart, Inc.	19,447	1,798,847
Waters Corp.†	440	169,277
Welltower, Inc.	973	134,449
Williams-Sonoma, Inc.#	2,126	365,715
WP Carey, Inc.	2,326	132,722
WW Grainger, Inc.	170	204,908
Yum! Brands, Inc.	1,014	140,885
Zimmer Biomet Holdings, Inc.	910	102,011
Zoom Communications, Inc., Class A†	4,314	356,725
		78,316,832
Total Common Stocks (cost $106,855,160)		135,206,028
CORPORATE BONDS & NOTES — 20.7%
Argentina — 0.3%
YPF SA
8.50%, 07/28/2025	$ 320,000	321,181
9.00%, 02/12/2026(3)	373,077	377,336
		698,517
Australia — 0.2%
Mineral Resources, Ltd.
8.13%, 05/01/2027*	120,000	120,772
9.25%, 10/01/2028*	255,000	267,093
		387,865
Bermuda — 0.4%
Aircastle, Ltd.
5.25%, 06/15/2026*(4)	470,000	461,199
Geopark, Ltd.
5.50%, 01/17/2027*	348,000	335,533
		796,732
Canada — 1.6%
Air Canada Pass-Through Trust
3.60%, 09/15/2028*	206,730	198,963
Bank of Nova Scotia
4.90%, 06/04/2025(4)	595,000	588,873
Baytex Energy Corp.
8.50%, 04/30/2030*	460,000	476,907
ERO Copper Corp.
6.50%, 02/15/2030*	355,000	348,676
First Quantum Minerals, Ltd.
6.88%, 10/15/2027*	720,000	720,838
8.63%, 06/01/2031*#	410,000	421,774
Taseko Mines, Ltd.
8.25%, 05/01/2030*	435,000	449,780

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Canada (continued)
Teine Energy, Ltd.
6.88%, 04/15/2029*	$ 440,000	$ 431,873
		3,637,684
Cayman Islands — 1.1%
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	415,000	405,520
5.31%, 10/20/2031*	415,000	406,667
Vale Overseas, Ltd.
6.40%, 06/28/2054	270,000	274,672
Weibo Corp.
3.38%, 07/08/2030#	1,603,000	1,443,827
		2,530,686
Colombia — 0.2%
Ecopetrol SA
7.75%, 02/01/2032	320,000	314,191
8.88%, 01/13/2033	200,000	206,043
		520,234
France — 0.4%
Societe Generale SA
7.13%, 01/19/2055*	605,000	608,607
7.37%, 01/10/2053*	230,000	236,552
		845,159
Israel — 0.4%
Energean Israel Finance, Ltd.
8.50%, 09/30/2033*	410,000	407,236
Leviathan Bond, Ltd.
6.13%, 06/30/2025*	510,000	507,565
		914,801
Luxembourg — 0.3%
CSN Resources SA
8.88%, 12/05/2030*	400,000	411,381
Raizen Fuels Finance SA
5.70%, 01/17/2035*	220,000	211,715
		623,096
Mexico — 1.3%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(4)	200,000	190,779
Braskem Idesa SAPI
7.45%, 11/15/2029*#	230,000	187,052
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.25%, 01/31/2041*	200,000	199,730
Petroleos Mexicanos
5.35%, 02/12/2028	2,397,000	2,219,820
		2,797,381
Netherlands — 0.5%
Braskem Netherlands Finance BV
8.00%, 10/15/2034*	250,000	249,800
8.50%, 01/12/2031*	410,000	425,344
Yinson Boronia Production BV
8.95%, 07/31/2042*	380,000	404,238
		1,079,382
Panama — 0.6%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030	1,492,415	1,325,638
Security Description		Shares or Principal Amount	Value

Switzerland — 0.4%
UBS Group AG
6.54%, 08/12/2033*		$ 850,000	$ 919,818
United Kingdom — 0.5%
Anglian Water Osprey Financing PLC
2.00%, 07/31/2028	GBP	270,000	276,379
4.00%, 03/08/2026	GBP	479,000	571,031
Tullow Oil PLC
7.00%, 03/01/2025*		200,000	193,445
			1,040,855
United States — 12.5%
Affinity Interactive
6.88%, 12/15/2027*		760,000	607,135
Air Lease Corp.
5.20%, 07/15/2031		220,000	221,774
Allegiant Travel Co.
7.25%, 08/15/2027*		430,000	428,259
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028*		80,000	85,158
Antares Holdings LP
2.75%, 01/15/2027*		1,547,000	1,446,645
Ares Capital Corp.
2.88%, 06/15/2028		980,000	902,712
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026		607,000	588,448
Blackstone Secured Lending Fund
2.85%, 09/30/2028		983,000	897,725
Blue Owl Capital Corp
2.63%, 01/15/2027		1,095,000	1,031,329
Blue Owl Finance LLC
3.13%, 06/10/2031		1,027,000	901,849
Blue Owl Technology Finance Corp
4.75%, 12/15/2025*		1,270,000	1,254,347
Boeing Co.
5.81%, 05/01/2050		630,000	602,376
Boost Newco Borrower LLC
7.50%, 01/15/2031*		290,000	306,280
Charles Schwab Corp.
4.00%, 06/01/2026(4)		1,140,000	1,101,334
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048		320,000	286,065
Citizens Financial Group, Inc.
5.65%, 10/06/2025(4)		505,000	501,821
Civitas Resources, Inc.
8.38%, 07/01/2028*		340,000	354,882
Consolidated Communications, Inc.
5.00%, 10/01/2028*		389,000	365,290
Credit Acceptance Corp.
9.25%, 12/15/2028*		520,000	553,928
DISH Network Corp.
11.75%, 11/15/2027*		830,000	881,809
EchoStar Corp.
10.75%, 11/30/2029		1,091,800	1,181,083
Enact Holdings, Inc.
6.25%, 05/28/2029		900,000	922,934
Energy Transfer LP
5.60%, 09/01/2034		540,000	550,671
Enova International, Inc.
9.13%, 08/01/2029*		220,000	230,924
Ford Motor Credit Co. LLC
5.30%, 09/06/2029		330,000	326,781

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029*	$ 460,000	$ 476,684
Golub Capital BDC, Inc.
2.50%, 08/24/2026	934,000	888,839
Hercules Capital, Inc.
2.63%, 09/16/2026	484,000	460,123
Liberty Interactive LLC
8.25%, 02/01/2030	449,000	225,376
Main Street Capital Corp.
3.00%, 07/14/2026	680,000	653,055
MasTec, Inc.
4.50%, 08/15/2028*	303,000	295,744
Mativ Holdings, Inc.
8.00%, 10/01/2029*	120,000	120,990
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd.
6.50%, 06/20/2027*	658,350	663,933
New Fortress Energy, Inc.
6.50%, 09/30/2026*#	655,000	611,111
8.75%, 03/15/2029*#	180,000	147,169
Nexstar Media, Inc.
4.75%, 11/01/2028*#	260,000	245,505
NFE Financial Holding LLC
12.00%, 11/15/2029	520,000	521,300
NMI Holdings, Inc.
6.00%, 08/15/2029	400,000	405,595
Plains All American Pipeline LP/PAA Finance Corp.
5.70%, 09/15/2034	400,000	410,475
PNC Financial Services Group, Inc.
5.00%, 11/01/2026(4)	180,000	178,114
Regal Rexnord Corp.
6.30%, 02/15/2030	110,000	114,731
6.40%, 04/15/2033	110,000	115,919
Ryan Specialty LLC
4.38%, 02/01/2030*	600,000	569,533
Synchrony Bank
5.63%, 08/23/2027	380,000	383,906
Synchrony Financial
4.88%, 06/13/2025	310,000	309,604
7.25%, 02/02/2033#	270,000	284,685
Talos Production, Inc.
9.00%, 02/01/2029*	75,000	78,468
9.38%, 02/01/2031*	115,000	120,794
Tyson Foods, Inc.
5.70%, 03/15/2034	320,000	330,349
Venture Global LNG, Inc.
8.13%, 06/01/2028*	670,000	700,182
Viasat, Inc.
5.63%, 04/15/2027*	470,000	448,450
VICI Properties LP/VICI Note Co., Inc.
4.63%, 06/15/2025*	80,000	79,609
Vistra Corp.
7.00%, 12/15/2026*(4)	220,000	222,090
8.00%, 10/15/2026*(4)	185,000	189,868
Walgreens Boots Alliance, Inc.
8.13%, 08/15/2029#	400,000	402,771
World Acceptance Corp.
7.00%, 11/01/2026*	490,000	488,345
		27,674,876
Total Corporate Bonds & Notes (cost $46,384,243)		45,792,724
Security Description	Shares or Principal Amount	Value
CONVERTIBLE BONDS & NOTES — 0.1%
United States — 0.1%
Global Payments, Inc.
1.50%, 03/01/2031* (cost $345,727)	$ 365,000	$ 368,483
LOANS(5)(6)(7) — 0.5%
Cayman Islands — 0.1%
AS Mileage Plan IP, Ltd. BTL-B FRS
6.66%, (SOFR+2.00%), 10/15/2031	140,000	140,525
FNZ Group Services LLC BTL-B FRS
TBD, 11/05/2031	170,000	166,387
		306,912
United States — 0.4%
Sabre GLBL, Inc. BTL-B FRS
9.67%, (SOFR+5.00%), 06/30/2028	970,392	935,215
Total Loans (cost $1,208,624)		1,242,127
ASSET BACKED SECURITIES — 2.5%
Cayman Islands — 1.3%
Ares LXV CLO, Ltd. FRS
Series 2022-65A, Class C 7.08%, (TSFR3M+2.45%), 07/25/2034*	420,000	421,275
BlueMountain CLO XXVIII, Ltd. FRS
Series 2021-28A, Class D 7.82%, (TSFR3M+3.16%), 04/15/2034*	250,000	250,566
Dryden 60 CLO, Ltd. FRS
Series 2018-60A, Class D 7.92%, (TSFR3M+3.26%), 07/15/2031*	840,000	841,521
Magnetite XII, Ltd. FRS
Series 2015-12A, Class DR 7.92%, (TSFR3M+3.26%), 10/15/2031*	800,000	803,339
Neuberger Berman Loan Advisers CLO 34, Ltd. FRS
Series 2019-34A, Class CR 6.72%, (TSFR3M+2.10%), 01/20/2035*	490,000	490,731
		2,807,432
Jersey — 0.5%
Allegro CLO XV, Ltd. FRS
Series 2022-1A, Class D 8.27%, (TSFR3M+3.65%), 07/20/2035*	420,000	420,382
GoldenTree Loan Management US, Ltd. FRS
Series 2024-20A, Class C 6.82%, (TSFR3M+2.20%), 07/20/2037*	730,000	734,835
		1,155,217
United States — 0.7%
Subway Funding LLC
5.91%, 07/30/2054*	605,000	598,060
Series 2024-1A, Class A2II 6.27%, 07/30/2054*	915,000	929,187
		1,527,247
Total Asset Backed Securities (cost $5,507,910)		5,489,896
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
United States — 3.6%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA1, Class M2B 6.65%, (SOFR30A+1.91%), 07/25/2030	1,927,778	1,958,594

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA2, Class M1B 7.13%, (SOFR30A+2.40%), 02/25/2042*		$ 290,000	$ 297,133
Series 2023-HQA2, Class M1B 8.08%, (SOFR30A+3.35%), 06/25/2043*		1,180,000	1,236,750
Series 2022-HQA3, Class M1B 8.28%, (SOFR30A+3.55%), 08/25/2042*		820,000	865,495
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 6.53%, (SOFR30A+1.80%), 01/25/2044*		710,000	715,318
Series 2023-R07, Class 2M2 7.98%, (SOFR30A+3.25%), 09/25/2043*		330,000	345,543
Series 2023-R02, Class 1M2 8.08%, (SOFR30A+3.35%), 01/25/2043*		1,080,000	1,143,359
Series 2022-R06, Class 1M2 8.58%, (SOFR30A+3.85%), 05/25/2042*		860,000	911,445
Series 2023-R03, Class 2M2 8.63%, (SOFR30A+3.90%), 04/25/2043*		420,000	452,525
Total Collateralized Mortgage Obligations (cost $7,910,335)			7,926,162
FOREIGN GOVERNMENT OBLIGATIONS — 4.1%
Argentina — 0.3%
Republic of Argentina
0.75%, 07/09/2030		979,200	719,965
Colombia — 0.1%
Republic of Colombia
7.00%, 03/26/2031	COP	980,000,000	186,508
Mexico — 2.0%
United Mexican States
7.50%, 05/26/2033	MXN	52,300,000	2,198,970
8.00%, 07/31/2053	MXN	23,500,000	899,736
8.50%, 03/01/2029	MXN	28,600,000	1,337,284
			4,435,990
Panama — 0.8%
Republic of Panama
3.87%, 07/23/2060		1,340,000	771,965
4.50%, 01/19/2063		1,415,000	913,194
			1,685,159
United Kingdom — 0.9%
United Kingdom Gilt Treasury
3.75%, 10/22/2053	GBP	1,860,000	1,997,836
Total Foreign Government Obligations (cost $10,001,355)			9,025,458
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)		100	0
Total Long-Term Investment Securities (cost $178,213,354)			205,050,878
SHORT-TERM INVESTMENTS — 9.0%
Sovereign — 3.0%
Canadian Treasury Bill 3.31%, 05/22/2025	CAD	3,730,000	2,622,762
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
Egypt Treasury Bills 23.50%, 12/17/2024	EGP	70,025,000	$ 1,395,788
Egypt Treasury Bills 23.92%, 03/11/2025	EGP	76,650,000	1,428,449
Egypt Treasury Bills 25.99%, 04/01/2025	EGP	36,500,000	669,383
Federal Home Loan Bank 4.43%, 12/02/2024		400,000	399,853
			6,516,235
Unaffiliated Investment Companies — 6.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(8)		9,931,017	9,931,017
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(8)(9)		3,412,662	3,412,662
			13,343,679
Total Short-Term Investments (cost $19,976,900)			19,859,914
TOTAL INVESTMENTS (cost $198,190,254)(10)		101.5%	224,910,792
Other assets less liabilities		(1.5)	(3,374,827)
NET ASSETS		100.0%	$221,535,965
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $34,858,227 representing 15.7% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hon Hai Precision Industry Co., Ltd.
	10/06/2023	17,000	$55,379
	04/24/2024	157,000	712,802
	07/26/2024	14,000	81,079
		188,000	849,260	$1,138,433	$6.06	0.5%
MMC Norilsk Nickel PJSC
Series E	01/30/2020	2,800	9,349

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Series E	04/24/2020	45,700	$123,804
Series E	12/11/2020	7,800	25,736
		56,300	158,889	$0	$0.00	0.0%
				$1,138,433		0.5%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	"Step-down" security where the rate decreases ("steps-down") at a predetermined rate. The rate reflected is as of November 30, 2024.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(6)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	The rate shown is the 7-day yield as of November 30, 2024.
(9)	At November 30, 2024, the Fund had loaned securities with a total value of $6,215,963. This was secured by collateral of $3,412,662, which was received in cash and subsequently invested in short-term investments currently valued at $3,412,662 as reported in the Portfolio of Investments. Additional collateral of $3,072,310 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$3,413
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	45,762
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	3,364
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	10,010
United States Treasury Bills	0.00%	01/09/2025 to 10/02/2025	279,025
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 08/15/2054	2,730,736
(10)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
BR—Bearer Shares
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
TSFR3M—Term Secured Overnight Financing Rate 3 Month
CAD—Canadian Dollar
COP—Columbian Peso
EGP—Egyptian Pound
GBP—British Pound
MXN—Mexican Peso
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
JPMorgan Chase Bank, N.A.	Republic of Panama	1.407%	490,000	USD	490,000	1.000%	Quarterly	Dec 2028	$(10,958)	$3,602	$(7,356)
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
26	Long	Long Gilt	March 2025	$ 3,129,832	$ 3,177,755	$ 47,923
7	Long	S&P 500 E-Mini Index	December 2024	2,013,191	2,118,026	104,835
95	Long	U.S. Treasury Ultra 10 Year Notes	March 2025	10,842,605	10,905,703	63,098
						$215,856
						Unrealized (Depreciation)
10	Short	U.S. Treasury 10 Year Notes	March 2025	$1,106,730	$1,111,875	$ (5,145)
		Net Unrealized Appreciation (Depreciation)				$210,711
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	CAD	3,450,000	USD	2,508,352	01/27/2025	$ 39,078	$ —
	GBP	1,710,000	USD	2,247,231	12/12/2024	67,688	—
	JPY	225,000,000	USD	1,554,630	12/13/2024	49,091	—
	MXN	10,900,000	USD	539,438	01/29/2025	9,087	—
	USD	323,495	GBP	250,000	12/12/2024	—	(4,849)
	USD	4,137,006	JPY	585,000,000	12/13/2024	—	(222,606)
	USD	530,814	MXN	10,900,000	01/29/2025	—	(462)
						164,944	(227,917)
HSBC Bank PLC	USD	4,167,639	AUD	6,130,000	12/06/2024	—	(168,325)
	USD	2,406,197	BRL	13,730,000	01/22/2025	—	(121,277)
						—	(289,602)
JPMorgan Chase Bank, N.A.	JPY	360,000,000	USD	2,338,098	12/13/2024	—	(70,763)
Unrealized Appreciation (Depreciation)						$164,944	$(588,282)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
USD—United States Dollar
Industry Allocation*
Short-Term Investments	9.0%
Internet	7.3
Semiconductors	6.0
Banks	5.7
Software	4.7
Diversified Financial Services	4.6
Oil & Gas	4.2
Foreign Government Obligations	4.1
Investment Companies	4.1
Collateralized Mortgage Obligations	3.6
Computers	3.6
Retail	3.6

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Insurance	2.5%
Other Asset Backed Securities	2.5
Commercial Services	2.3
Electric	2.1
Telecommunications	2.1
Pharmaceuticals	1.9
Chemicals	1.6
Auto Manufacturers	1.4
Pipelines	1.4
Mining	1.3
Food	1.3
Healthcare-Products	1.3
Electronics	1.2
REITS	1.2
Iron/Steel	1.1
Building Materials	1.0
Airlines	1.0
Biotechnology	1.0
Cosmetics/Personal Care	1.0
Aerospace/Defense	0.9
Media	0.8
Transportation	0.7
Healthcare-Services	0.6
Private Equity	0.6
Engineering & Construction	0.6
Diversified Finan Serv	0.5
Leisure Time	0.5
Machinery-Construction & Mining	0.5
Apparel	0.4
Water	0.4
Entertainment	0.4
Real Estate	0.4
Miscellaneous Manufacturing	0.4
Machinery-Diversified	0.4
Hand/Machine Tools	0.4
Beverages	0.3
Distribution/Wholesale	0.3
Unknown Industry Minor	0.3
Agriculture	0.3
Home Builders	0.3
Oil & Gas Services	0.3
Metal Fabricate/Hardware	0.2
Gas	0.2
Auto Parts & Equipment	0.2
Toys/Games/Hobbies	0.2
Household Products/Wares	0.1
Electrical Components & Equipment	0.1
Advertising	0.1
Packaging & Containers	0.1
Shipbuilding	0.1
Office/Business Equipment	0.1
Home Furnishings	0.1
101.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$277,545	$—	$—	$277,545
Brazil	2,115,528	—	—	2,115,528

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Canada	$3,782,679	$—	$—	$3,782,679
Cayman Islands	656,608	1,730,748	—	2,387,356
Ireland	811,135	143,991	—	955,126
Israel	275,366	141,059	—	416,425
Liberia	164,740	—	—	164,740
Mexico	253,415	—	—	253,415
Netherlands	226,579	1,225,264	—	1,451,843
Russia	—	—	0	0
Switzerland	291,226	2,677,834	—	2,969,060
Thailand	136,278	—	—	136,278
United Kingdom	247,943	4,696,716	—	4,944,659
United States	78,316,832	—	—	78,316,832
Other Countries	—	37,034,542	—	37,034,542
Corporate Bonds & Notes	—	45,792,724	—	45,792,724
Convertible Bonds & Notes	—	368,483	—	368,483
Loans	—	1,242,127	—	1,242,127
Asset Backed Securities	—	5,489,896	—	5,489,896
Collateralized Mortgage Obligations	—	7,926,162	—	7,926,162
Foreign Government Obligations	—	9,025,458	—	9,025,458
Warrants	—	—	0	0
Short-Term Investments:
Sovereign	—	6,516,235	—	6,516,235
Other Short-Term Investments	13,343,679	—	—	13,343,679
Total Investments at Value	$100,899,553	$124,011,239	$0	$224,910,792
Other Financial Instruments:†
Swaps	$—	$3,602	$—	$3,602
Futures Contracts	215,856	—	—	215,856
Forward Foreign Currency Contracts	—	164,944	—	164,944
Total Other Financial Instruments	$215,856	$168,546	$—	$384,402
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$5,145	$—	$—	$5,145
Forward Foreign Currency Contracts	—	588,282	—	588,282
Total Other Financial Instruments	$5,145	$588,282	$—	$593,427
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.7%
Airlines — 0.5%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 466,018	$ 440,026
3.35%, 04/15/2031	211,963	199,943
		639,969
Banks — 1.7%
BPCE SA
5.13%, 01/18/2028*	1,000,000	1,008,853
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/2026	217,000	209,958
Truist Financial Corp.
4.92%, 07/28/2033	1,000,000	965,413
		2,184,224
Electric — 2.2%
Entergy Louisiana LLC
3.25%, 04/01/2028	1,000,000	956,904
Fells Point Funding Trust
3.05%, 01/31/2027*	1,000,000	962,731
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	1,000,000	1,006,645
		2,926,280
Pharmaceuticals — 0.1%
CVS Health Corp.
4.30%, 03/25/2028	171,000	167,720
Telecommunications — 1.2%
AT&T, Inc.
1.65%, 02/01/2028	580,000	529,445
T-Mobile USA, Inc.
4.95%, 03/15/2028	1,000,000	1,008,074
		1,537,519
Total Corporate Bonds & Notes (cost $7,656,961)		7,455,712
ASSET BACKED SECURITIES — 2.6%
Other Asset Backed Securities — 2.6%
AMSR Trust
Series 2020-SFR3, Class A 1.36%, 09/17/2037*	568,738	553,628
Series 2021-SFR2, Class A 1.53%, 08/17/2038*	999,770	949,974
Series 2021-SFR1, Class A 1.95%, 06/17/2038*	300,000	272,541
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,253,797	1,191,767
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	320,479	314,875
Sofi Professional Loan Program Trust
Series 2018-B, Class A2FX 3.34%, 08/25/2047*	77,589	76,780
Total Asset Backed Securities (cost $3,519,094)		3,359,565
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.6%
Commercial and Residential — 3.4%
BANK
Series 2020-BN26, Class A4 2.40%, 03/15/2063	500,000	439,560
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BANK VRS
Series 2022-BNK41, Class A4 3.92%, 04/15/2065(1)	$ 500,000	$ 464,103
BBCMS Trust
Series 2015-VFM, Class A1 2.47%, 03/10/2036*	72,098	70,326
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,116,360
Eleven Madison Mtg. Trust VRS
Series 2015-11MD, Class A 3.67%, 09/10/2035*(1)	398,000	388,024
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	1,047,158
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	857,039
UBS-BAMLL Trust
Series 2012-WRM, Class A 3.66%, 06/10/2030*	6,877	6,808
		4,389,378
U.S. Government Agency — 18.2%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72%, 06/25/2031	670,000	566,577
Series K145, Class A2 2.58%, 05/25/2032	430,000	377,131
Series KW10, Class A2 2.69%, 09/25/2029	2,000,000	1,841,186
Series K146, Class A2 2.92%, 06/25/2032	705,000	632,756
Series K149, Class A2 3.53%, 08/25/2032	2,000,000	1,868,425
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,070,000	1,010,994
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,559,506
Series 4594, Class GN 2.50%, 02/15/2045	296,590	271,744
Series 3981, Class PA 3.00%, 04/15/2031	9,151	9,094
Series 4097, Class YK 3.00%, 08/15/2032	1,750,000	1,654,309
Series 4150, Class IG 3.00%, 01/15/2033(2)	772,425	43,145
Series 4838, Class CY 3.00%, 01/15/2038	1,000,000	911,916
Series 4365, Class HZ 3.00%, 01/15/2040	376,347	348,457
Series 4057, Class WY 3.50%, 06/15/2027	400,252	395,315
Series 3813, Class D 4.00%, 02/15/2026	11,714	11,685
Series 3927, Class AY 4.50%, 09/15/2026	89,593	89,198
Series 3786, Class PB 4.50%, 07/15/2040	145,088	144,578

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 1.58%, (6.39-SOFR30A), 05/15/2042(2)(3)	$ 129,625	$ 14,863
Federal Home Loan Mtg. Corp. SCRT
Series 2024-2, Class MT 3.50%, 05/25/2064	433,448	381,736
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	228,975	208,995
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,115,773	1,067,793
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	36,749	34,912
Series 2020-M20, Class A2 1.44%, 10/25/2029	200,000	172,162
Series 2020-12, Class JC 2.00%, 03/25/2050	648,552	542,341
Series 2013-23, Class KJ 2.25%, 05/25/2042	528,240	483,868
Series 2012-93, Class ME 2.50%, 01/25/2042	438,171	409,452
Series 2013-73, Class TD 2.50%, 09/25/2042	177,474	167,243
Series 2019-M22, Class A2 2.52%, 08/25/2029	309,953	285,440
Series 2019-M31, Class A2 2.85%, 04/25/2034	1,000,000	865,895
Series 2012-87, Class CZ 3.00%, 08/25/2042	1,941,734	1,764,068
Series 2016-30, Class PA 3.00%, 04/25/2045	276,308	258,494
Series 2016-25, Class LA 3.00%, 07/25/2045	207,672	193,559
Series 2016-33, Class JA 3.00%, 07/25/2045	197,067	184,129
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,721,229
Series 2016-38, Class NA 3.00%, 01/25/2046	379,274	349,545
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	757,000
Series 2010-117, Class DY 4.50%, 10/25/2025	40,554	40,401
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	234,654
Series 2007-116, Class PB 5.50%, 08/25/2035	19,416	20,044
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.76%, 11/25/2031(1)	1,000,000	831,751
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	59,200	10,346
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	381,195
Series 2004-18, Class Z 4.50%, 03/16/2034	79,983	79,066
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2008-6, Class GL 4.50%, 02/20/2038	$ 329,044	$ 323,924
Series 2005-21, Class Z 5.00%, 03/20/2035	156,971	156,957
		23,677,078
Total Collateralized Mortgage Obligations (cost $30,739,785)		28,066,456
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 66.7%
U.S. Government — 36.5%
United States Treasury Bonds
1.88%, 02/15/2041	1,800,000	1,270,617
2.00%, 11/15/2041 to 02/15/2050	4,000,000	2,575,821
2.88%, 08/15/2045	1,000,000	778,750
3.00%, 02/15/2048	750,000	584,297
3.13%, 02/15/2043	2,000,000	1,661,875
3.25%, 05/15/2042	500,000	427,520
3.75%, 08/15/2041 to 11/15/2043	9,500,000	8,675,136
3.88%, 08/15/2040	1,500,000	1,419,258
United States Treasury Notes
0.63%, 08/15/2030	1,000,000	823,945
0.75%, 04/30/2026	4,000,000	3,808,281
1.25%, 06/30/2028	3,500,000	3,168,047
1.88%, 02/15/2032	4,500,000	3,867,012
2.75%, 05/15/2025	10,000,000	9,925,195
3.13%, 08/15/2025	1,500,000	1,486,494
4.13%, 10/31/2027	7,000,000	7,002,734
		47,474,982
U.S. Government Agency — 30.2%
Federal Farm Credit Bank
3.33%, 04/28/2037	500,000	443,812
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2051	1,390,012	1,129,155
3.20%, 04/01/2034	596,861	539,613
3.50%, 06/01/2033	354,769	341,942
3.70%, 05/01/2037	3,000,000	2,748,310
4.00%, 05/01/2052 to 08/01/2052	4,009,046	3,777,479
4.50%, 09/01/2039 to 06/01/2041	795,897	785,577
5.00%, 10/01/2034 to 10/01/2052	630,740	633,308
5.50%, 12/01/2036 to 06/01/2054	1,952,738	1,960,752
6.00%, 11/01/2033	24,351	25,233
6.50%, 02/01/2032	6,949	7,152
8.00%, 08/01/2030	49	51
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	542,952
2.04%, 06/01/2037	241,189	186,714
2.14%, 10/01/2029	998,443	900,931
2.31%, 05/01/2037	953,177	763,625
2.50%, 01/01/2052	2,027,136	1,729,891
2.53%, 04/01/2034	2,500,000	2,115,099
2.55%, 09/01/2034	700,000	593,827
3.00%, 03/01/2043 to 03/01/2052	4,102,008	3,649,870
3.30%, 02/01/2030	2,706,144	2,531,772
3.43%, 05/01/2032	2,000,000	1,858,072
3.54%, 06/01/2032	1,000,000	926,491
3.69%, 05/01/2030	1,368,887	1,320,209
4.00%, 09/01/2040 to 03/01/2043	1,970,775	1,900,227
4.33%, 10/01/2037	1,000,000	962,467
5.00%, 12/01/2036	3,343	3,364
5.50%, 12/01/2033	5,803	5,797
6.50%, 07/01/2032	1,535	1,599
7.00%, 09/01/2031	2,284	2,365

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
2.50%, 03/20/2051	$ 1,289,902	$ 1,105,952
3.50%, 09/15/2048 to 09/20/2051	4,063,516	3,742,647
4.00%, 04/20/2053	1,730,314	1,606,739
4.50%, 03/15/2038 to 08/15/2040	326,636	322,899
5.00%, 09/15/2035 to 05/15/2036	24,366	24,651
6.00%, 01/15/2032	2,632	2,712
7.50%, 01/15/2031	2,091	2,136
		39,195,392
Total U.S. Government & Agency Obligations (cost $94,697,886)		86,670,374
MUNICIPAL SECURITIES — 0.2%
Oklahoma Development Finance Authority Revenue Bonds
4.38%, 11/01/2045 (cost $275,000)	275,000	261,119
Total Long-Term Investment Securities (cost $136,888,726)		125,813,226
REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 11/29/2024, to be repurchased 12/02/2024 in the amount of $3,813,535 and collateralized by $3,860,400 of United States Treasury Notes bearing interest at 4.00% due 02/15/2026 and having an approximate value of $3,889,354 (cost $3,813,078)	3,813,078	3,813,078
TOTAL INVESTMENTS (cost $140,701,804)(5)	99.7%	129,626,304
Other assets less liabilities	0.3	415,960
NET ASSETS	100.0%	$130,042,264
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $6,653,346 representing 5.1% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2024.
(4)	Principal Only
(5)	See Note 4 for cost of investments on a tax basis.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$7,455,712	$—	$7,455,712
Asset Backed Securities	—	3,359,565	—	3,359,565
Collateralized Mortgage Obligations	—	28,066,456	—	28,066,456
U.S. Government & Agency Obligations	—	86,670,374	—	86,670,374
Municipal Securities	—	261,119	—	261,119
Repurchase Agreements	—	3,813,078	—	3,813,078
Total Investments at Value	$—	$129,626,304	$—	$129,626,304
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Advertising — 0.6%
Trade Desk, Inc., Class A†	89,858	$ 11,551,246
Aerospace/Defense — 1.5%
Boeing Co.†	4,589	713,314
General Electric Co.	6,655	1,212,275
Howmet Aerospace, Inc.	3,379	400,006
TransDigm Group, Inc.	19,273	24,148,491
		26,474,086
Agriculture — 0.1%
Philip Morris International, Inc.	8,211	1,092,556
Airlines — 0.0%
Delta Air Lines, Inc.	5,125	327,078
Apparel — 0.1%
Deckers Outdoor Corp.†	2,176	426,409
NIKE, Inc., Class B	7,373	580,771
Ralph Lauren Corp.	314	72,660
		1,079,840
Auto Manufacturers — 3.4%
Ferrari NV	36,515	15,853,352
PACCAR, Inc.	5,462	639,054
Tesla, Inc.†	125,693	43,384,196
		59,876,602
Beverages — 0.2%
Coca-Cola Co.	21,591	1,383,551
Monster Beverage Corp.†	6,040	332,985
PepsiCo, Inc.	7,057	1,153,467
		2,870,003
Biotechnology — 0.1%
Regeneron Pharmaceuticals, Inc.†	909	681,950
Vertex Pharmaceuticals, Inc.†	2,358	1,103,851
		1,785,801
Building Materials — 0.7%
Builders FirstSource, Inc.†	1,662	309,913
Carrier Global Corp.	5,752	445,032
Martin Marietta Materials, Inc.	576	345,600
Masco Corp.	1,682	135,502
Trane Technologies PLC	26,545	11,048,560
Vulcan Materials Co.	1,206	347,485
		12,632,092
Chemicals — 1.2%
Celanese Corp.	1,559	114,134
CF Industries Holdings, Inc.	1,390	124,628
Ecolab, Inc.	1,843	458,483
Linde PLC	3,568	1,644,812
Sherwin-Williams Co.	50,223	19,958,620
		22,300,677
Commercial Services — 1.2%
Automatic Data Processing, Inc.	2,270	696,731
Cintas Corp.	2,689	607,149
Corpay, Inc.†	991	377,749
Equifax, Inc.	689	180,215
Moody's Corp.	1,051	525,479
Quanta Services, Inc.	1,451	499,898
Rollins, Inc.	1,724	86,769
S&P Global, Inc.	33,911	17,718,837
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
United Rentals, Inc.	950	$ 822,700
Verisk Analytics, Inc.	1,118	328,927
		21,844,454
Computers — 9.5%
Accenture PLC, Class A	4,828	1,749,522
Apple, Inc.	691,035	164,003,336
Crowdstrike Holdings, Inc., Class A†	3,295	1,139,971
Dell Technologies, Inc., Class C	2,176	277,636
EPAM Systems, Inc.†	325	79,274
Fortinet, Inc.†	9,061	861,248
Gartner, Inc.†	1,100	569,723
NetApp, Inc.	1,086	133,187
Seagate Technology Holdings PLC	1,229	124,535
Super Micro Computer, Inc.†	7,190	234,682
		169,173,114
Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co.	4,548	439,473
Procter & Gamble Co.	13,103	2,348,844
		2,788,317
Distribution/Wholesale — 1.2%
Copart, Inc.†	313,133	19,849,501
Fastenal Co.	4,086	341,426
Pool Corp.	311	117,275
WW Grainger, Inc.	476	573,742
		20,881,944
Diversified Financial Services — 4.8%
American Express Co.	5,611	1,709,559
Ameriprise Financial, Inc.	743	426,460
Cboe Global Markets, Inc.	956	206,353
CME Group, Inc.	1,850	440,300
Discover Financial Services	1,935	353,002
Mastercard, Inc., Class A	47,855	25,503,844
Visa, Inc., Class A	182,482	57,496,428
		86,135,946
Electric — 0.1%
Constellation Energy Corp.	2,008	515,172
Vistra Corp.	4,903	783,696
		1,298,868
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	1,586	308,287
Eaton Corp. PLC	3,523	1,322,604
Generac Holdings, Inc.†	524	98,617
		1,729,508
Electronics — 0.1%
Allegion PLC	473	66,617
Amphenol Corp., Class A	9,625	699,256
Fortive Corp.	5,000	396,650
Garmin, Ltd.	1,185	251,931
Hubbell, Inc.	352	161,952
Jabil, Inc.	874	118,716
Mettler-Toledo International, Inc.†	115	143,888
TE Connectivity PLC	1,692	255,695
		2,094,705
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	715	51,015

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.0%
Caesars Entertainment, Inc.†	1,791	$ 68,935
Live Nation Entertainment, Inc.†	2,235	308,989
		377,924
Environmental Control — 0.7%
Pentair PLC	1,653	180,161
Republic Services, Inc.	1,661	362,596
Waste Connections, Inc.	55,913	10,761,575
Waste Management, Inc.	2,450	559,139
		11,863,471
Food — 0.0%
Hershey Co.	801	141,080
Lamb Weston Holdings, Inc.#	1,353	104,506
Mondelez International, Inc., Class A	8,007	520,054
		765,640
Hand/Machine Tools — 0.0%
Snap-on, Inc.	338	124,955
Healthcare-Products — 4.3%
Align Technology, Inc.†	54,889	12,776,512
Boston Scientific Corp.†	159,399	14,451,113
Cooper Cos., Inc.†	1,194	124,725
Danaher Corp.	58,758	14,083,705
Edwards Lifesciences Corp.†	3,181	226,964
IDEXX Laboratories, Inc.†	658	277,512
Insulet Corp.†	380	101,377
Intuitive Surgical, Inc.†	59,376	32,181,792
STERIS PLC	788	172,619
Stryker Corp.	3,132	1,228,214
Thermo Fisher Scientific, Inc.	2,072	1,097,393
Waters Corp.†	313	120,417
West Pharmaceutical Services, Inc.	1,035	337,079
		77,179,422
Healthcare-Services — 0.2%
DaVita, Inc.†	362	60,153
HCA Healthcare, Inc.	1,273	416,551
IQVIA Holdings, Inc.†	939	188,589
Molina Healthcare, Inc.†	493	146,865
UnitedHealth Group, Inc.	5,008	3,055,882
		3,868,040
Home Builders — 0.1%
D.R. Horton, Inc.	4,188	706,851
Lennar Corp., Class A	1,932	336,921
NVR, Inc.†	44	406,365
PulteGroup, Inc.	2,962	400,670
		1,850,807
Household Products/Wares — 0.0%
Church & Dwight Co., Inc.	1,607	176,979
Insurance — 0.2%
Aon PLC, Class A	1,581	619,025
Arch Capital Group, Ltd.	5,345	538,348
Arthur J. Gallagher & Co.	1,595	498,023
Brown & Brown, Inc.	2,636	298,132
Erie Indemnity Co., Class A	206	90,755
Marsh & McLennan Cos., Inc.	3,650	851,289
Progressive Corp.	4,179	1,123,650
		4,019,222
Security Description	Shares or Principal Amount	Value

Internet — 22.4%
Airbnb, Inc., Class A†	3,140	$ 427,385
Alphabet, Inc., Class A	342,411	57,850,338
Alphabet, Inc., Class C	68,551	11,687,260
Amazon.com, Inc.†	784,731	163,137,727
Booking Holdings, Inc.	478	2,486,546
CDW Corp.	801	140,920
Expedia Group, Inc.†	1,779	328,439
GoDaddy, Inc., Class A†	2,012	397,511
Meta Platforms, Inc., Class A	168,327	96,673,563
Netflix, Inc.†	55,060	48,827,759
Palo Alto Networks, Inc.†	4,621	1,792,116
Shopify, Inc., Class A†	117,862	13,624,847
Uber Technologies, Inc.†	29,985	2,157,721
VeriSign, Inc.†	575	107,629
		399,639,761
Iron/Steel — 0.0%
Nucor Corp.	2,134	330,109
Steel Dynamics, Inc.	1,290	187,398
		517,507
Leisure Time — 0.1%
Carnival Corp.†	10,237	260,327
Norwegian Cruise Line Holdings, Ltd.†	6,275	168,734
Royal Caribbean Cruises, Ltd.	3,380	824,923
		1,253,984
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	3,517	891,348
Las Vegas Sands Corp.	3,077	163,266
Marriott International, Inc., Class A	3,335	964,115
MGM Resorts International†	2,241	85,920
Wynn Resorts, Ltd.	1,335	125,997
		2,230,646
Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.	4,014	1,630,126
GE Vernova, Inc.†	1,686	563,326
Vertiv Holdings Co., Class A	175,608	22,407,581
		24,601,033
Machinery-Diversified — 0.1%
Deere & Co.	2,085	971,401
Ingersoll Rand, Inc.	4,434	461,890
Otis Worldwide Corp.	2,230	229,645
Rockwell Automation, Inc.	777	229,324
		1,892,260
Media — 0.0%
Charter Communications, Inc., Class A†	637	252,867
FactSet Research Systems, Inc.	255	125,121
		377,988
Mining — 0.0%
Freeport-McMoRan, Inc.	10,254	453,227
Miscellaneous Manufacturing — 0.1%
A.O. Smith Corp.	1,079	80,375
Axon Enterprise, Inc.†	1,025	663,134
Illinois Tool Works, Inc.	1,774	492,320
Parker-Hannifin Corp.	1,431	1,005,850
		2,241,679
Oil & Gas — 0.2%
APA Corp.	5,279	119,569

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
ConocoPhillips	12,514	$ 1,355,767
Coterra Energy, Inc.	6,964	186,078
Diamondback Energy, Inc.	2,674	474,876
EOG Resources, Inc.	5,356	713,741
Hess Corp.	3,945	580,625
Marathon Petroleum Corp.	2,627	410,206
Texas Pacific Land Corp.	180	288,016
		4,128,878
Pharmaceuticals — 3.4%
AbbVie, Inc.	9,328	1,706,371
Dexcom, Inc.†	3,489	272,107
Eli Lilly & Co.	70,681	56,216,133
Merck & Co., Inc.	14,471	1,470,833
Zoetis, Inc.	3,556	623,189
		60,288,633
Pipelines — 0.1%
ONEOK, Inc.	5,168	587,085
Targa Resources Corp.	3,127	638,846
Williams Cos., Inc.	6,785	397,058
		1,622,989
Private Equity — 1.3%
Blackstone, Inc.	108,875	20,804,924
KKR & Co., Inc.	9,626	1,567,786
		22,372,710
Real Estate — 0.8%
CoStar Group, Inc.†	172,229	14,009,107
REITS — 0.1%
American Tower Corp.	2,733	571,197
Digital Realty Trust, Inc.	1,801	352,438
Equinix, Inc.	637	625,203
Host Hotels & Resorts, Inc.	6,015	110,796
Iron Mountain, Inc.	2,135	264,035
Public Storage	944	328,559
SBA Communications Corp.	614	138,918
Simon Property Group, Inc.	1,618	297,065
		2,688,211
Retail — 1.3%
AutoZone, Inc.†	168	532,483
Chipotle Mexican Grill, Inc.†	188,225	11,579,602
Costco Wholesale Corp.	2,658	2,583,257
Darden Restaurants, Inc.	879	154,941
Domino's Pizza, Inc.	200	95,238
Home Depot, Inc.	5,236	2,246,925
Lululemon Athletica, Inc.†	1,641	526,203
McDonald's Corp.	4,505	1,333,525
O'Reilly Automotive, Inc.†	604	750,905
Ross Stores, Inc.	4,761	737,336
Starbucks Corp.	9,542	977,673
TJX Cos., Inc.	10,484	1,317,734
Tractor Supply Co.	647	183,535
Ulta Beauty, Inc.†	449	173,601
Yum! Brands, Inc.	1,846	256,483
		23,449,441
Semiconductors — 18.8%
Advanced Micro Devices, Inc.†	23,099	3,168,605
Analog Devices, Inc.	4,178	911,013
Applied Materials, Inc.	11,817	2,064,548
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
ASML Holding NV	44,464	$ 30,529,427
Broadcom, Inc.	389,027	63,053,496
KLA Corp.	1,919	1,241,651
Lam Research Corp.	18,610	1,374,907
Microchip Technology, Inc.	4,518	307,992
Monolithic Power Systems, Inc.	696	395,077
NVIDIA Corp.	1,663,018	229,912,238
NXP Semiconductors NV	2,727	625,492
ON Semiconductor Corp.†	2,690	191,313
QUALCOMM, Inc.	8,268	1,310,726
Texas Instruments, Inc.	4,822	969,367
		336,055,852
Software — 16.5%
Adobe, Inc.†	6,328	3,264,805
Akamai Technologies, Inc.†	1,016	95,524
ANSYS, Inc.†	711	249,632
Autodesk, Inc.†	1,599	466,748
Broadridge Financial Solutions, Inc.	949	223,983
Cadence Design Systems, Inc.†	108,211	33,200,217
Dayforce, Inc.#†	1,241	99,268
Electronic Arts, Inc.	1,510	247,142
Fair Isaac Corp.†	350	831,260
Fiserv, Inc.†	4,273	944,162
Intuit, Inc.	54,568	35,017,923
Microsoft Corp.	423,117	179,173,125
MSCI, Inc.	640	390,163
Oracle Corp.	22,813	4,216,755
Palantir Technologies, Inc., Class A†	28,741	1,927,946
Paychex, Inc.	1,830	267,674
Paycom Software, Inc.	299	69,344
PTC, Inc.†	1,029	205,862
Roper Technologies, Inc.	658	372,717
Salesforce, Inc.	13,830	4,563,762
ServiceNow, Inc.†	2,940	3,085,354
Synopsys, Inc.†	45,888	25,627,989
Take-Two Interactive Software, Inc.†	1,163	219,086
Tyler Technologies, Inc.†	609	383,165
		295,143,606
Telecommunications — 0.1%
Arista Networks, Inc.†	3,677	1,492,200
Motorola Solutions, Inc.	1,381	690,086
		2,182,286
Transportation — 0.9%
CSX Corp.	13,835	505,669
Expeditors International of Washington, Inc.	745	90,622
Old Dominion Freight Line, Inc.	61,457	13,836,429
Union Pacific Corp.	3,913	957,355
		15,390,075
Total Common Stocks (cost $1,108,130,799)		1,756,754,185
CONVERTIBLE PREFERRED STOCKS — 0.5%
Internet — 0.5%
ByteDance, Ltd., Series E-1†(1)(2) (cost $5,246,960)	47,885	8,652,820

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
SPDR Portfolio S&P 500 Growth ETF # (cost $14,624,160)	171,000	$ 14,938,560
Total Long-Term Investment Securities (cost $1,128,001,919)		1,780,345,565
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class 4.57%(3)	7,059,484	7,059,484
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(3)(4)	5,504,700	5,504,700
		12,564,184
U.S. Government — 0.0%
United States Treasury Bills
4.51%, 01/16/2025(5)	$ 20,000	19,888
Total Short-Term Investments (cost $12,584,068)		12,584,072
TOTAL INVESTMENTS (cost $1,140,585,987)(6)	100.3%	1,792,929,637
Other assets less liabilities	(0.3)	(5,950,278)
NET ASSETS	100.0%	$1,786,979,359
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
ByteDance, Ltd., Series E-1	12/10/2020	47,885	$5,246,960	$8,652,820	$180.70	0.5%
(3)	The rate shown is the 7-day yield as of November 30, 2024.
(4)	At November 30, 2024, the Fund had loaned securities with a total value of $5,633,966. This was secured by collateral of $5,504,700, which was received in cash and subsequently invested in short-term investments currently valued at $5,504,700 as reported in the Portfolio of Investments. Additional collateral of $206,243 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$656
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	8,797
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	647
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	1,924
United States Treasury Bills	0.00%	01/09/2025 to 10/02/2025	3,281
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 08/15/2054	190,938
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P 500 E-Mini Index	December 2024	$284,547	$302,575	$18,028
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,756,754,185	$—	$—	$1,756,754,185
Convertible Preferred Stocks	—	—	8,652,820	8,652,820
Unaffiliated Investment Companies	14,938,560	—	—	14,938,560
Short-Term Investments:
U.S. Government	—	19,888	—	19,888
Other Short-Term Investments	12,564,184	—	—	12,564,184
Total Investments at Value	$1,784,256,929	$19,888	$8,652,820	$1,792,929,637
Other Financial Instruments:†
Futures Contracts	$18,028	$—	$—	$18,028
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 91.7%
Advertising — 1.4%
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029*	$ 750,000	$ 663,797
7.88%, 04/01/2030*	475,000	491,779
9.00%, 09/15/2028*	2,690,000	2,853,579
Lamar Media Corp.
3.75%, 02/15/2028	950,000	901,317
		4,910,472
Aerospace/Defense — 1.6%
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*	2,175,000	2,339,117
TransDigm, Inc.
4.88%, 05/01/2029	125,000	119,158
5.50%, 11/15/2027	680,000	674,158
6.00%, 01/15/2033*	410,000	409,961
6.63%, 03/01/2032*	695,000	711,881
6.75%, 08/15/2028*	790,000	805,768
7.13%, 12/01/2031*	485,000	504,127
		5,564,170
Agriculture — 0.2%
Darling Ingredients, Inc.
6.00%, 06/15/2030*	645,000	642,752
Airlines — 0.3%
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*	1,000,000	1,052,028
Apparel — 0.5%
Crocs, Inc.
4.13%, 08/15/2031*	1,058,000	928,587
4.25%, 03/15/2029*	738,000	685,287
		1,613,874
Auto Parts & Equipment — 0.3%
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	1,090,000	1,116,812
Banks — 0.6%
Freedom Mortgage Corp.
7.63%, 05/01/2026*	753,000	758,588
12.00%, 10/01/2028*	1,075,000	1,168,487
12.25%, 10/01/2030*	125,000	138,788
		2,065,863
Building Materials — 1.6%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	2,235,000	2,158,461
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*#	560,000	508,873
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	1,730,000	1,749,118
Standard Industries, Inc.
4.38%, 07/15/2030*	1,350,000	1,255,799
		5,672,251
Chemicals — 2.6%
Avient Corp.
6.25%, 11/01/2031*	175,000	176,919
7.13%, 08/01/2030*	1,690,000	1,750,953
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	965,000	1,011,997
Mativ Holdings, Inc.
8.00%, 10/01/2029*#	1,250,000	1,260,316
Security Description		Shares or Principal Amount	Value

Chemicals (continued)
NOVA Chemicals Corp.
8.50%, 11/15/2028*		$ 1,360,000	$ 1,449,550
Olympus Water US Holding Corp.
7.25%, 06/15/2031*		400,000	410,072
9.75%, 11/15/2028*		2,900,000	3,082,862
			9,142,669
Commercial Services — 5.1%
Allied Universal Holdco LLC
7.88%, 02/15/2031*		3,350,000	3,430,383
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.75%, 07/15/2027*		575,000	580,119
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.88%, 06/01/2028	GBP	1,325,000	1,541,071
Belron UK Finance PLC
5.75%, 10/15/2029*		870,000	871,088
Boost Newco Borrower LLC
7.50%, 01/15/2031*		1,740,000	1,837,678
Garda World Security Corp.
8.25%, 08/01/2032*		1,235,000	1,258,309
8.38%, 11/15/2032*		900,000	923,367
Herc Holdings, Inc.
5.50%, 07/15/2027*		555,000	552,285
6.63%, 06/15/2029*		250,000	256,063
Raven Acquisition Holdings LLC
6.88%, 11/15/2031*		865,000	865,154
Service Corp. International
3.38%, 08/15/2030		1,575,000	1,408,657
5.75%, 10/15/2032		140,000	139,481
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*		910,000	941,104
United Rentals North America, Inc.
4.88%, 01/15/2028		835,000	822,218
6.13%, 03/15/2034*		780,000	791,631
Williams Scotsman, Inc.
4.63%, 08/15/2028*		1,609,000	1,548,430
			17,767,038
Computers — 3.3%
Amentum Holdings, Inc.
7.25%, 08/01/2032*		1,215,000	1,248,118
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*		3,525,000	3,653,095
Insight Enterprises, Inc.
6.63%, 05/15/2032*		2,175,000	2,224,897
McAfee Corp.
7.38%, 02/15/2030*		4,380,000	4,258,985
			11,385,095
Distribution/Wholesale — 1.0%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028*		1,300,000	1,248,159
Windsor Holdings III LLC
8.50%, 06/15/2030*		2,025,000	2,151,337
			3,399,496
Diversified Financial Services — 4.9%
Credit Acceptance Corp.
9.25%, 12/15/2028*		1,240,000	1,320,906

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029*		$ 1,150,000	$ 1,191,710
Hightower Holding LLC
9.13%, 01/31/2030*#		1,355,000	1,433,646
Nationstar Mtg. Holdings, Inc.
7.13%, 02/01/2032*#		575,000	593,210
Nationstar Mtg. Holdings, Inc.
5.13%, 12/15/2030*		2,555,000	2,429,425
5.50%, 08/15/2028*		250,000	245,622
6.50%, 08/01/2029*		250,000	252,508
OneMain Finance Corp.
5.38%, 11/15/2029#		2,460,000	2,394,466
7.88%, 03/15/2030		765,000	807,987
9.00%, 01/15/2029		601,000	639,645
PennyMac Financial Services, Inc.
5.75%, 09/15/2031*		170,000	164,654
7.13%, 11/15/2030*		1,400,000	1,436,217
7.88%, 12/15/2029*		1,110,000	1,173,221
United Wholesale Mortgage LLC
5.50%, 04/15/2029*		3,065,000	2,965,459
			17,048,676
Electric — 0.8%
Clearway Energy Operating LLC
3.75%, 02/15/2031*		1,805,000	1,598,806
4.75%, 03/15/2028*		1,140,000	1,106,353
			2,705,159
Electronics — 0.8%
Imola Merger Corp.
4.75%, 05/15/2029*		2,785,000	2,673,303
Entertainment — 4.4%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*#		1,050,000	988,350
6.00%, 10/15/2032*#		3,120,000	3,066,810
6.50%, 02/15/2032*		185,000	188,714
Cinemark USA, Inc.
5.25%, 07/15/2028*#		1,374,000	1,343,233
7.00%, 08/01/2032*#		170,000	176,047
Cirsa Finance International Sarl
6.50%, 03/15/2029*	EUR	255,000	284,540
7.88%, 07/31/2028*	EUR	1,040,000	1,163,918
Great Canadian Gaming Corp.
8.75%, 11/15/2029*		1,775,000	1,846,292
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*		2,633,000	2,591,734
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*#		380,000	379,046
7.13%, 02/15/2031*		3,235,000	3,416,729
			15,445,413
Environmental Control — 0.3%
Reworld Holding Corp.
4.88%, 12/01/2029*		165,000	155,730
5.00%, 09/01/2030		1,085,000	1,013,853
			1,169,583
Food — 2.2%
B&G Foods, Inc.
5.25%, 09/15/2027#		1,140,000	1,089,427
Security Description	Shares or Principal Amount	Value

Food (continued)
8.00%, 09/15/2028*	$ 1,845,000	$ 1,898,520
Performance Food Group, Inc.
4.25%, 08/01/2029*	350,000	329,087
5.50%, 10/15/2027*	1,240,000	1,233,031
6.13%, 09/15/2032*	300,000	302,660
Post Holdings, Inc.
5.63%, 01/15/2028*	470,000	474,409
6.25%, 10/15/2034*#	1,235,000	1,220,407
6.38%, 03/01/2033*	1,300,000	1,294,931
		7,842,472
Healthcare-Products — 2.1%
Avantor Funding, Inc.
4.63%, 07/15/2028*	2,555,000	2,468,501
Medline Borrower LP
3.88%, 04/01/2029*	3,655,000	3,426,660
5.25%, 10/01/2029*	1,364,000	1,331,673
		7,226,834
Healthcare-Services — 1.4%
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*	1,785,000	1,449,256
5.25%, 05/15/2030*	675,000	576,163
8.00%, 12/15/2027*	30,000	30,098
Surgery Center Holdings, Inc.
7.25%, 04/15/2032*#	1,190,000	1,223,239
Tenet Healthcare Corp.
6.13%, 06/15/2030	1,575,000	1,583,060
		4,861,816
Home Builders — 3.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029*	997,000	931,517
4.63%, 04/01/2030*	607,000	562,862
6.63%, 01/15/2028*	1,556,000	1,566,080
Century Communities, Inc.
3.88%, 08/15/2029*	1,715,000	1,563,601
KB Home
4.80%, 11/15/2029	510,000	493,241
M/I Homes, Inc.
3.95%, 02/15/2030	1,635,000	1,495,947
4.95%, 02/01/2028	720,000	708,362
STL Holding Co. LLC
8.75%, 02/15/2029*	1,625,000	1,725,232
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	155,000	151,265
5.75%, 01/15/2028*	1,455,000	1,463,529
		10,661,636
Housewares — 0.3%
Newell Brands, Inc.
6.38%, 05/15/2030	730,000	743,582
6.63%, 05/15/2032	465,000	473,163
		1,216,745
Insurance — 3.3%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*	2,075,000	2,114,226
8.50%, 06/15/2029*	1,525,000	1,587,128
AssuredPartners, Inc.
5.63%, 01/15/2029*#	2,990,000	2,839,928
7.50%, 02/15/2032*#	1,060,000	1,078,320

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
HUB International, Ltd.
7.25%, 06/15/2030*		$ 925,000	$ 959,517
7.38%, 01/31/2032*		2,525,000	2,583,213
MGIC Investment Corp.
5.25%, 08/15/2028		485,000	480,420
			11,642,752
Internet — 1.6%
Cerved Group SpA
6.00%, 02/15/2029	EUR	1,975,000	1,964,483
Gen Digital, Inc.
7.13%, 09/30/2030*#		300,000	310,560
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/2029*		920,000	853,205
Rakuten Group, Inc.
9.75%, 04/15/2029*		725,000	791,834
United Group BV
6.75%, 02/15/2031*	EUR	720,000	777,215
United Group BV FRS
7.27%, (3 ME+4.25%), 02/15/2031*	EUR	900,000	950,793
			5,648,090
Iron/Steel — 0.4%
ATI, Inc.
4.88%, 10/01/2029		1,314,000	1,260,080
7.25%, 08/15/2030		125,000	130,675
			1,390,755
Leisure Time — 2.8%
Carnival Corp.
6.00%, 05/01/2029*#		1,915,000	1,921,698
10.50%, 06/01/2030*		475,000	509,484
NCL Corp., Ltd.
5.88%, 02/15/2027*		1,265,000	1,266,318
8.13%, 01/15/2029*		265,000	281,233
8.38%, 02/01/2028*		885,000	926,045
Royal Caribbean Cruises, Ltd.
5.50%, 08/31/2026*		1,200,000	1,203,246
5.63%, 09/30/2031*		230,000	230,401
6.00%, 02/01/2033*		1,575,000	1,594,795
Viking Cruises, Ltd.
5.88%, 09/15/2027*		725,000	719,990
9.13%, 07/15/2031*		1,100,000	1,190,761
			9,843,971
Lodging — 1.3%
Station Casinos LLC
6.63%, 03/15/2032*		1,715,000	1,719,351
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*		1,310,000	1,308,030
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*		490,000	487,105
Wynn Macau, Ltd.
5.50%, 01/15/2026*		900,000	890,672
			4,405,158
Machinery-Diversified — 0.5%
TK Elevator Holdco GmbH
7.63%, 07/15/2028*#		825,000	828,106
Security Description		Shares or Principal Amount	Value

Machinery-Diversified (continued)
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*		$ 995,000	$ 979,952
			1,808,058
Media — 7.9%
AMC Networks, Inc.
10.25%, 01/15/2029*		1,050,000	1,115,990
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*		3,245,000	2,905,803
4.25%, 01/15/2034*		1,100,000	917,172
4.50%, 08/15/2030*		1,555,000	1,415,088
4.50%, 05/01/2032		1,240,000	1,095,595
7.38%, 03/01/2031*		1,825,000	1,893,914
CSC Holdings LLC
5.75%, 01/15/2030*		2,090,000	1,249,693
11.75%, 01/31/2029*		3,595,000	3,565,754
DISH DBS Corp.
5.75%, 12/01/2028*		675,000	588,301
Paramount Global
6.88%, 04/30/2036		2,200,000	2,287,318
Scripps Escrow, Inc.
5.88%, 07/15/2027*#		1,585,000	1,209,545
Sirius XM Radio, Inc.
3.13%, 09/01/2026*		775,000	745,357
4.13%, 07/01/2030*		1,125,000	1,015,020
Sunrise FinCo I BV
4.88%, 07/15/2031*		1,925,000	1,767,208
Univision Communications, Inc.
8.50%, 07/31/2031*		1,500,000	1,488,056
Virgin Media Secured Finance PLC
4.25%, 01/15/2030	GBP	1,175,000	1,304,793
4.50%, 08/15/2030*		1,360,000	1,201,080
Ziggo BV
4.88%, 01/15/2030*		2,175,000	2,008,908
			27,774,595
Metal Fabricate/Hardware — 0.3%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027*		323,000	317,857
6.38%, 06/15/2030*		747,000	753,010
			1,070,867
Mining — 1.5%
Constellium SE
3.75%, 04/15/2029*#		415,000	380,336
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*		75,000	68,739
4.50%, 09/15/2027*		1,010,000	983,162
5.88%, 04/15/2030*		2,235,000	2,221,102
Novelis Corp.
4.75%, 01/30/2030*		1,830,000	1,722,151
			5,375,490
Oil & Gas — 6.8%
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030*		2,370,000	2,474,645
Matador Resources Co.
6.50%, 04/15/2032*		795,000	796,976
6.88%, 04/15/2028*		1,345,000	1,377,059
Nabors Industries, Inc.
9.13%, 01/31/2030*		1,205,000	1,252,790

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Noble Finance II LLC
8.00%, 04/15/2030*		$ 2,995,000	$ 3,067,098
Northern Oil & Gas, Inc.
8.75%, 06/15/2031*		1,025,000	1,078,224
Permian Resources Operating LLC
6.25%, 02/01/2033*		585,000	589,381
8.00%, 04/15/2027*		875,000	901,143
Range Resources Corp.
4.75%, 02/15/2030*		695,000	660,787
SM Energy Co.
6.50%, 07/15/2028		165,000	165,358
6.75%, 08/01/2029*		525,000	528,786
7.00%, 08/01/2032*#		1,420,000	1,427,075
Sunoco LP
7.00%, 05/01/2029*		515,000	532,961
7.25%, 05/01/2032*		1,215,000	1,271,316
Talos Production, Inc.
9.00%, 02/01/2029*		525,000	549,276
9.38%, 02/01/2031*#		1,275,000	1,339,237
Transocean, Inc.
8.50%, 05/15/2031*#		850,000	861,995
8.75%, 02/15/2030*		2,554,250	2,660,872
Vital Energy, Inc.
7.75%, 07/31/2029*		600,000	602,700
9.75%, 10/15/2030		1,375,000	1,475,789
			23,613,468
Oil & Gas Services — 2.1%
Enerflex, Ltd.
9.00%, 10/15/2027*		2,390,000	2,494,687
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 03/15/2029*		1,875,000	1,920,952
Weatherford International, Ltd.
8.63%, 04/30/2030*		2,775,000	2,890,243
			7,305,882
Packaging & Containers — 4.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*#		1,750,000	1,491,359
5.25%, 08/15/2027*#		2,400,000	1,422,000
5.25%, 08/15/2027*#		200,000	118,500
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*		785,000	788,939
8.75%, 04/15/2030*#		1,675,000	1,680,972
Graphic Packaging International LLC
3.75%, 02/01/2030*		965,000	887,218
6.38%, 07/15/2032*		1,225,000	1,247,790
LABL, Inc.
8.63%, 10/01/2031*		1,795,000	1,692,583
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*		805,000	824,076
9.25%, 04/15/2027*		1,325,000	1,356,266
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*#		1,990,000	1,982,533
7.38%, 06/01/2032*#		595,000	586,816
			14,079,052
Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance Netherlands II BV
7.88%, 09/15/2031	EUR	1,010,000	1,287,907
Security Description		Shares or Principal Amount	Value

Pipelines — 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
6.63%, 02/01/2032*		$ 2,150,000	$ 2,184,707
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.25%, 07/15/2032*		1,560,000	1,617,492
Buckeye Partners LP
3.95%, 12/01/2026		1,226,000	1,194,753
4.13%, 12/01/2027		765,000	735,954
4.50%, 03/01/2028*		560,000	539,243
5.60%, 10/15/2044		683,000	576,531
6.88%, 07/01/2029*		1,345,000	1,372,000
DT Midstream, Inc.
4.13%, 06/15/2029*		1,788,000	1,698,407
EQM Midstream Partners LP
4.75%, 01/15/2031*		785,000	753,694
6.50%, 07/15/2048		335,000	353,516
7.50%, 06/01/2030*		145,000	156,894
			11,183,191
Real Estate — 0.7%
Canary Wharf Group Investment Holdings PLC
3.38%, 04/23/2028	GBP	2,275,000	2,590,288
REITS — 2.0%
Hudson Pacific Properties LP
4.65%, 04/01/2029#		1,160,000	944,312
5.95%, 02/15/2028		375,000	335,721
Iron Mountain, Inc.
5.25%, 07/15/2030*		975,000	945,973
7.00%, 02/15/2029*		1,325,000	1,367,972
Pebblebrook Hotel LP / PEB Finance Corp.
6.38%, 10/15/2029*		1,755,000	1,761,327
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*		460,000	467,498
7.25%, 07/15/2028*		1,250,000	1,297,173
			7,119,976
Retail — 5.2%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*		2,365,000	2,250,730
4.38%, 01/15/2028*		500,000	482,398
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*#		915,000	868,726
5.00%, 02/15/2032*#		880,000	818,688
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*		1,940,000	2,035,306
FirstCash, Inc.
4.63%, 09/01/2028*		885,000	849,291
5.63%, 01/01/2030*		125,000	121,826
LBM Acquisition LLC
6.25%, 01/15/2029*#		4,102,000	3,837,885
Michaels Cos., Inc.
5.25%, 05/01/2028*		735,000	532,972
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028*		890,000	849,481
7.75%, 02/15/2029*		625,000	614,583
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*		1,561,000	1,603,607
Staples, Inc.
10.75%, 09/01/2029*		1,825,000	1,799,325

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Yum! Brands, Inc.
4.63%, 01/31/2032		$ 993,000	$ 933,882
5.38%, 04/01/2032		624,000	611,985
			18,210,685
Software — 4.0%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*#		3,755,000	3,594,300
Dun & Bradstreet Corp.
5.00%, 12/15/2029*#		1,210,000	1,173,947
Open Text Corp.
3.88%, 02/15/2028*		1,190,000	1,123,228
3.88%, 12/01/2029*		690,000	629,410
Open Text Holdings, Inc.
4.13%, 02/15/2030*		875,000	806,315
4.13%, 12/01/2031*		305,000	273,112
ROBLOX Corp.
3.88%, 05/01/2030*		2,130,000	1,935,950
Rocket Software, Inc.
6.50%, 02/15/2029*		1,000,000	946,329
UKG, Inc.
6.88%, 02/01/2031*		3,355,000	3,447,955
			13,930,546
Telecommunications — 4.9%
Altice Financing SA
5.75%, 08/15/2029*		1,125,000	852,219
Altice France Holding SA
10.50%, 05/15/2027*		800,000	229,065
Altice France SA
5.50%, 01/15/2028*		625,000	484,739
5.50%, 10/15/2029*		400,000	307,577
8.13%, 02/01/2027*#		2,840,000	2,386,657
Frontier Communications Holdings LLC
5.00%, 05/01/2028*		1,450,000	1,435,320
5.88%, 10/15/2027*		475,000	475,568
Iliad Holding SASU
6.88%, 04/15/2031*	EUR	1,155,000	1,301,788
7.00%, 10/15/2028*		880,000	893,652
7.00%, 04/15/2032*		410,000	414,422
Kaixo Bondco Telecom SA
5.13%, 09/30/2029*	EUR	910,000	970,123
5.13%, 09/30/2029	EUR	800,000	852,856
Level 3 Financing, Inc.
3.75%, 07/15/2029*		1,725,000	1,348,354
3.88%, 10/15/2030*		270,000	215,325
4.00%, 04/15/2031*#		1,630,000	1,291,775
4.88%, 06/15/2029*		400,000	349,464
10.50%, 04/15/2029*		500,000	559,379
Optics Bidco SpA
6.38%, 11/15/2033*		1,177,000	1,177,482
7.20%, 07/18/2036*		648,000	663,389
7.72%, 06/04/2038*		353,000	371,106
Telecom Italia Capital SA
7.20%, 07/18/2036		217,000	222,748
7.72%, 06/04/2038		243,000	257,618
			17,060,626
Total Corporate Bonds & Notes (cost $317,955,331)			320,525,514
Security Description	Shares or Principal Amount	Value
CONVERTIBLE BONDS & NOTES — 3.7%
Commercial Services — 0.3%
Global Payments, Inc.
1.50%, 03/01/2031*#	$ 1,156,000	$ 1,167,030
Healthcare-Products — 0.3%
Insulet Corp.
0.38%, 09/01/2026	926,000	1,180,805
Home Builders — 0.3%
Meritage Homes Corp.
1.75%, 05/15/2028*#	822,000	885,705
Internet — 0.4%
Uber Technologies, Inc.
0.88%, 12/01/2028	1,042,000	1,246,388
Leisure Time — 0.5%
Carnival Corp.
5.75%, 12/01/2027	425,000	870,833
NCL Corp, Ltd.
2.50%, 02/15/2027	825,000	882,750
		1,753,583
Machinery-Diversified — 0.2%
Middleby Corp.
1.00%, 09/01/2025	751,000	878,445
Oil & Gas — 0.3%
Northern Oil & Gas, Inc.
3.63%, 04/15/2029	700,000	904,688
REITS — 0.4%
Rexford Industrial Realty LP
4.13%, 03/15/2029*	1,050,000	1,036,350
4.38%, 03/15/2027*	525,000	517,692
		1,554,042
Semiconductors — 1.0%
Microchip Technology, Inc.
0.75%, 06/01/2030*#	1,030,000	975,445
ON Semiconductor Corp.
0.50%, 03/01/2029	1,500,000	1,480,758
Synaptics, Inc.
0.75%, 12/01/2031*	900,000	941,238
		3,397,441
Total Convertible Bonds & Notes (cost $12,307,423)		12,968,127
LOANS(1)(2)(3) — 2.0%
Building Materials — 0.5%
CP Atlas Buyer, Inc. FRS
BTL-B 8.42%, (SOFR12+3.75%), 11/23/2027	1,830,770	1,796,443
Computers — 0.3%
Fortress Intermediate 3, Inc. FRS
BTL-B 8.07%, (SOFR12+ 3.50%), 06/27/2031	975,000	976,828
Insurance — 0.5%
HUB International, Ltd. FRS
BTL-B 7.37%, (SOFR4+2.75%), 06/20/2030	1,647,282	1,658,813
Packaging & Containers — 0.4%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 7.75%, (SOFR12+ 3.18%), 04/13/2029	1,586,000	1,594,652

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Retail — 0.3%
Specialty Building Products Holdings LLC FRS
BTL-B 8.42%, (SOFR12+3.75%), 10/15/2028	$ 1,130,000	$ 1,122,761
Total Loans (cost $7,134,609)		7,149,497
Total Long-Term Investment Securities (cost $337,397,363)		340,643,138
SHORT-TERM INVESTMENTS — 10.1%
Unaffiliated Investment Companies — 10.1%
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(4)(5) (cost $35,223,098)	35,223,098	35,223,098
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 11/29/2024, to be repurchased 12/02/2024 in the amount of $3,398,109 and collateralized by $3,416,000 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $3,465,720 (cost $3,397,701)	3,397,701	3,397,701
TOTAL INVESTMENTS (cost $376,018,162)(6)	108.5%	379,263,937
Other assets less liabilities	(8.5)	(29,625,581)
NET ASSETS	100.0%	$349,638,356
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $287,937,599 representing 82.4% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(2)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(3)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(4)	The rate shown is the 7-day yield as of November 30, 2024.
(5)	At November 30, 2024, the Fund had loaned securities with a total value of $36,807,555. This was secured by collateral of $35,223,098, which was received in cash and subsequently invested in short-term investments currently valued at $35,223,098 as reported in the Portfolio of Investments. Additional collateral of $2,410,092 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
United States Treasury Bills	0.00%	01/09/2025 to 10/02/2025	$234,782
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 02/15/2054	2,175,310
(6)	See Note 4 for cost of investments on a tax basis.
3 ME—3 Month Euribor
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month
EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	8,792,331	USD	9,239,274	12/31/2024	$—	$ (77,130)
JPMorgan Chase Bank, N.A.	GBP	3,796,000	USD	4,772,791	12/31/2024	—	(65,517)
Unrealized Appreciation (Depreciation)						$—	$(142,647)
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$320,525,514	$—	$320,525,514
Convertible Bonds & Notes	—	12,968,127	—	12,968,127
Loans	—	7,149,497	—	7,149,497
Short-Term Investments	35,223,098	—	—	35,223,098
Repurchase Agreements	—	3,397,701	—	3,397,701
Total Investments at Value	$35,223,098	$344,040,839	$—	$379,263,937
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$142,647	$—	$142,647
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 2.7%
Banks — 1.1%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	$ 222,399
Banca Transilvania SA
8.88%, 04/27/2027	EUR	400,000	447,661
Danske Bank A/S
0.75%, 06/09/2029	EUR	1,610,000	1,582,828
mBank SA
0.97%, 09/21/2027	EUR	400,000	401,624
OTP Bank Nyrt
7.50%, 05/25/2027		$ 660,000	681,714
Wells Fargo & Co.
6.49%, 10/23/2034		1,095,000	1,194,256
			4,530,482
Electric — 0.3%
Pacific Gas & Electric Co.
6.15%, 01/15/2033		985,000	1,040,033
Food — 0.1%
NBM US Holdings, Inc.
7.00%, 05/14/2026		483,000	484,810
Investment Companies — 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034*		1,000,000	1,006,573
Oil & Gas — 0.5%
Petroleos Mexicanos
5.95%, 01/28/2031		880,000	756,939
6.84%, 01/23/2030		1,500,000	1,392,695
			2,149,634
Pipelines — 0.4%
Energy Transfer LP
5.80%, 06/15/2038		1,159,000	1,181,617
Greensaif Pipelines Bidco SARL
6.51%, 02/23/2042*		450,000	470,113
			1,651,730
Total Corporate Bonds & Notes (cost $10,507,249)			10,863,262
ASSET BACKED SECURITIES — 1.5%
Auto Loan Receivables — 0.6%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A 5.44%, 02/22/2028*		1,280,000	1,289,759
Drive Auto Receivables Trust
Series 2021-2, Class D 1.39%, 03/15/2029		1,022,407	1,003,304
			2,293,063
Other Asset Backed Securities — 0.9%
Affirm Asset Securitization Trust
Series 2023-A, Class 1A 6.61%, 01/18/2028*		1,265,000	1,267,420
PRET LLC
Series 2021-NPL3, Class A1 4.87%, 07/25/2051*(1)		451,289	449,590
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*		1,677,979	1,502,784
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	$ 310,275	$ 289,415
		3,509,209
Total Asset Backed Securities (cost $5,962,800)		5,802,272
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Commercial and Residential — 2.5%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 5.12%, 01/25/2061*(1)	241,990	242,059
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(2)	188,402	174,800
BXSC Commercial Mtg. Trust FRS
Series 2022-WSS, Class C 7.00%, (TSFR1M+2.39%), 03/15/2035*	1,135,000	1,135,709
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	796,064	678,770
Series 2021-RPL2, Class M3 3.65%, 01/25/2060*(2)	376,575	258,289
Series 2021-RPL4, Class A1 4.10%, 12/27/2060*(2)	357,999	356,783
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(2)	239,185	197,747
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	634,130	542,288
HIH Trust FRS
Series 2024-61P, Class B 6.95%, (TSFR1M2.34%), 10/15/2041*	170,000	169,894
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 4.75%, 04/25/2061*(1)	344,889	344,361
Series 2021-GS3, Class A1 4.75%, 07/25/2061*(1)	467,866	466,375
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	239,675	222,915
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	179,650	168,009
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	996,501	843,454
PRPM LLC
Series 2021-5, Class A1 4.79%, 06/25/2026*(1)	611,045	606,651
ROCK Trust
Series 2024-CNTR, Class B 5.93%, 11/13/2041*	135,000	136,308
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	916,537	743,123
SHR Trust FRS
7.06%, (TSFR1M+2.45%), 10/15/2041*	1,255,000	1,262,844
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(2)	149,219	138,357

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)		$ 1,656,524	$ 1,452,655
			10,141,391
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 5.37%, (SOFR30A+0.56%), 01/15/2041		76,774	76,675
Series 4001, Class FM 5.42%, (SOFR30A+0.61%), 02/15/2042		129,721	127,892
Series 3355, Class BF 5.62%, (SOFR30A+0.81%), 08/15/2037		148,411	148,067
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 5.25%, (SOFR30A+0.51%), 09/25/2042		185,287	181,948
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 5.27%, (TSFR1M+0.66%), 02/16/2040		95,546	95,391
			629,973
Total Collateralized Mortgage Obligations (cost $11,759,028)			10,771,364
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 55.2%
U.S. Government — 50.3%
United States Treasury Bonds TIPS
0.25%, 02/15/2050(3)		14,335,798	9,004,282
0.63%, 02/15/2043(3)		9,427,894	7,274,330
0.75%, 02/15/2042 to 02/15/2045(3)		42,934,457	33,245,313
0.88%, 02/15/2047(3)		11,199,893	8,615,088
1.00%, 02/15/2046(3)		11,855,292	9,455,445
1.38%, 02/15/2044(3)		7,196,949	6,310,682
1.50%, 02/15/2053(3)		986,414	848,741
United States Treasury Notes TIPS
0.13%, 01/15/2030 to 07/15/2031(3)		48,843,481	44,234,918
0.63%, 07/15/2032(3)		9,147,730	8,360,373
0.88%, 01/15/2029(3)		23,711,674	22,870,255
1.38%, 07/15/2033(3)(4)		18,281,293	17,526,166
1.75%, 01/15/2034(3)		29,590,868	29,104,179
1.88%, 07/15/2034(3)		4,089,455	4,070,429
			200,920,201
U.S. Government Agency — 4.9%
Uniform Mtg. Backed Securities
5.50%, December 30 TBA		9,200,000	9,188,708
6.00%, December 30 TBA		10,200,000	10,319,370
			19,508,078
Total U.S. Government & Agency Obligations (cost $257,158,325)			220,428,279
FOREIGN GOVERNMENT OBLIGATIONS — 39.0%
Regional(State/Province) — 3.1%
Province of Ontario, Canada TIPS
2.00%, 12/01/2036(3)	CAD	15,581,186	10,817,749
Queensland Treasury Corp.
5.25%, 07/21/2036*	AUD	2,000,000	1,305,765
			12,123,514
Sovereign — 35.9%
Commonwealth of Australia TIPS
0.47%, 11/21/2027(3)	AUD	15,653,351	9,933,113
1.24%, 08/21/2035(3)	AUD	25,482,818	16,645,635
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
1.25%, 08/21/2040(3)	AUD	8,458,020	$ 4,859,262
Federative Republic of Brazil TIPS
6.00%, 05/15/2035(3)	BRL	10,467,000	7,135,625
24.98%, 05/15/2027(3)	BRL	11,416,000	8,142,790
French Republic Government Bond OAT TIPS
0.10%, 07/25/2031*(3)	EUR	17,214,758	17,526,074
Government of New Zealand TIPS
1.04%, 09/20/2025(3)	NZD	48,079,117	28,451,968
2.50%, 09/20/2040(3)	NZD	11,654,308	6,617,451
Government of Romania
4.63%, 04/03/2049	EUR	1,850,000	1,613,174
Government of Spain TIPS
0.70%, 11/30/2033*(3)	EUR	9,037,829	9,430,251
Republic of Italy TIPS
0.55%, 05/21/2026*(3)	EUR	15,981,004	16,731,156
United Mexican States
6.00%, 05/07/2036		$ 500,000	487,428
United Mexican States TIPS
2.75%, 11/27/2031(3)	MXN	311,324,586	13,154,719
4.00%, 10/29/2054(3)	MXN	67,408,426	2,603,451
			143,332,097
Total Foreign Government Obligations (cost $166,583,430)			155,455,611
MUNICIPAL SECURITIES — 0.8%
City of New York, NY General Obligation Bonds
5.99%, 12/01/2036		1,580,000	1,667,735
Illinois State Toll Highway Authority Revenue Bonds
5.85%, 12/01/2034		1,520,000	1,594,541
Total Municipal Securities (cost $3,635,567)			3,262,276
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 12/31/2049†(5) (cost $0)		1,000,000	984
Total Long-Term Investment Securities (cost $455,606,399)			406,584,048

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 11/29/2024, to be repurchased 12/02/2024 in the amount of $5,549,369 and collateralized by $6,279,600 of United States Treasury Notes, bearing interest at 0.75% due 01/31/2028 and having an approximate value of $5,659,856
(cost $5,548,704)	$ 5,548,704	$ 5,548,704
TOTAL INVESTMENTS (cost $461,155,103)(6)	103.3%	412,132,752
Other assets less liabilities	(3.3)	(13,198,366)
NET ASSETS	100.0%	$398,934,386
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $61,410,291 representing 15.4% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2024.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Principal amount of security is adjusted for inflation.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Securities classified as Level 3 (see Note 2).
(6)	See Note 4 for cost of investments on a tax basis.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	34,940,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$—	$(121,878)	$(121,878)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
217	Long	Australian 10 Year Bonds	December 2024	$16,294,780	$16,034,996	$ (259,784)
240	Short	Canada 10 Year Bonds	March 2025	20,636,088	21,155,447	(519,359)
118	Short	Euro-BTP	December 2024	14,787,282	15,338,931	(551,649)
101	Short	Euro-BUND	December 2024	14,238,744	14,406,399	(167,655)
159	Short	Euro-OAT	December 2024	21,199,218	21,321,445	(122,227)
126	Short	U.S. Treasury 10 Year Notes	March 2025	13,835,102	14,009,625	(174,523)
220	Short	U.S. Treasury 2 Year Notes	March 2025	45,276,924	45,344,063	(67,139)
173	Short	U.S. Treasury 5 Year Notes	March 2025	18,459,884	18,615,071	(155,187)
8	Short	U.S. Treasury Ultra 10 Year Notes	March 2025	900,934	918,375	(17,441)
						$(2,034,964)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	729,002	EUR	670,000	12/18/2024	$ —	$(19,489)
Barclays Bank PLC	USD	352,622	AUD	535,000	12/18/2024	—	(3,543)
BNP Paribas SA	EUR	810,000	USD	896,032	12/18/2024	38,264	—
	USD	278,154	BRL	1,615,000	12/18/2024	—	(8,253)
						38,264	(8,253)

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	MXN	7,800,000	USD	401,689	12/18/2024	$ 19,657	$ —
	USD	363,889	MXN	7,300,000	12/18/2024	—	(6,346)
						19,657	(6,346)
Credit Agricole SA	EUR	740,000	USD	799,813	12/18/2024	16,172	—
Deutsche Bank AG	EUR	45,168,000	USD	49,984,354	12/18/2024	2,152,617	—
Goldman Sachs International	BRL	95,701,000	USD	16,748,806	12/18/2024	755,100	—
	USD	748,606	AUD	1,110,000	12/18/2024	—	(24,349)
	USD	361,135	BRL	2,100,000	12/18/2024	—	(10,180)
						755,100	(34,529)
HSBC Bank PLC	MXN	322,291,000	USD	16,112,294	12/18/2024	326,999	—
JPMorgan Chase Bank, N.A.	USD	144,112	CAD	200,000	12/18/2024	—	(1,187)
	USD	138,411	EUR	127,000	12/18/2024	—	(3,921)
	USD	113,596	NZD	190,000	12/18/2024	—	(951)
						—	(6,059)
Morgan Stanley & Co. International PLC	AUD	51,137,000	USD	34,217,669	12/18/2024	851,579	—
Royal Bank of Canada	CAD	15,196,000	USD	11,221,551	12/18/2024	362,084	—
Standard Chartered Bank	USD	909,889	EUR	840,000	12/18/2024	—	(20,350)
State Street Bank & Trust Company	MXN	6,800,000	USD	340,752	12/18/2024	7,699	—
Toronto Dominion Bank	NZD	59,094,000	USD	36,313,807	12/18/2024	1,278,652	—
Unrealized Appreciation (Depreciation)						$5,808,823	$(98,569)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—United States Dollar

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$10,863,262	$—	$10,863,262
Asset Backed Securities	—	5,802,272	—	5,802,272
Collateralized Mortgage Obligations	—	10,771,364	—	10,771,364
U.S. Government & Agency Obligations	—	220,428,279	—	220,428,279
Foreign Government Obligations	—	155,455,611	—	155,455,611
Municipal Securities	—	3,262,276	—	3,262,276
Escrows and Litigation Trusts	—	—	984	984
Repurchase Agreements	—	5,548,704	—	5,548,704
Total Investments at Value	$—	$412,131,768	$984	$412,132,752
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$5,808,823	$—	$5,808,823
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$121,878	$—	$121,878
Futures Contracts	2,034,964	—	—	2,034,964
Forward Foreign Currency Contracts	—	98,569	—	98,569
Total Other Financial Instruments	$2,034,964	$220,447	$—	$2,255,411
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Australia — 7.5%
Ampol, Ltd.	25,995	$ 493,086
ANZ Group Holdings, Ltd.	328,247	6,684,696
APA Group	139,991	659,672
Aristocrat Leisure, Ltd.	61,958	2,742,767
ASX, Ltd.	21,150	912,397
BHP Group, Ltd.	553,215	14,625,451
BlueScope Steel, Ltd.	48,004	694,401
Brambles, Ltd.	151,916	1,888,304
CAR Group, Ltd.	39,085	1,060,636
Cochlear, Ltd.	7,144	1,419,894
Coles Group, Ltd.	146,107	1,774,354
Commonwealth Bank of Australia	182,558	18,918,061
Computershare, Ltd.	58,035	1,208,631
CSL, Ltd.	52,714	9,718,870
Dexus#	117,325	558,325
Endeavour Group, Ltd.#	166,060	474,136
Fortescue, Ltd.	184,723	2,282,828
Goodman Group	186,451	4,635,781
GPT Group	208,956	649,648
Insurance Australia Group, Ltd.	258,551	1,433,723
Lottery Corp., Ltd.	242,792	821,516
Macquarie Group, Ltd.	39,589	5,934,469
Medibank Private, Ltd.	300,413	749,461
Mineral Resources, Ltd.#	19,293	424,927
Mirvac Group#	430,424	608,705
National Australia Bank, Ltd.	337,401	8,619,515
Northern Star Resources, Ltd.	125,356	1,430,044
Orica, Ltd.	53,124	629,188
Origin Energy, Ltd.	187,921	1,333,266
Pilbara Minerals, Ltd.#†	311,927	487,665
Pro Medicus, Ltd.	6,265	1,031,958
Qantas Airways, Ltd.†	87,095	498,963
QBE Insurance Group, Ltd.	163,885	2,144,701
Ramsay Health Care, Ltd.#	20,050	518,355
REA Group, Ltd.#	5,765	948,671
Reece, Ltd.#	24,663	414,926
Rio Tinto, Ltd.#	40,493	3,128,578
Santos, Ltd.	354,275	1,524,713
Scentre Group	566,690	1,362,714
SEEK, Ltd.#	38,923	664,769
SGH, Ltd.	22,198	718,125
Sonic Healthcare, Ltd.	49,783	928,934
South32, Ltd.	494,062	1,209,417
Stockland	260,398	888,013
Suncorp Group, Ltd.	138,787	1,786,398
Telstra Group, Ltd.	441,135	1,134,984
Transurban Group	337,302	2,819,097
Treasury Wine Estates, Ltd.	88,512	655,105
Vicinity, Ltd.	422,087	595,647
Washington H. Soul Pattinson & Co., Ltd.#	25,594	579,252
Wesfarmers, Ltd.	123,785	5,819,953
Westpac Banking Corp.	377,707	8,233,411
WiseTech Global, Ltd.	18,187	1,528,877
Woodside Energy Group, Ltd.#	207,120	3,324,054
Woolworths Group, Ltd.	133,254	2,623,984
		138,958,016
Austria — 0.2%
Erste Group Bank AG	36,731	2,015,010
OMV AG	16,065	644,865
Security Description	Shares or Principal Amount	Value

Austria (continued)
Verbund AG	7,428	$ 593,248
voestalpine AG	11,686	226,322
		3,479,445
Belgium — 0.8%
Ageas SA	17,429	880,102
Anheuser-Busch InBev SA NV	98,021	5,279,773
D'ieteren Group#	2,343	499,924
Elia Group SA#	3,208	300,774
Groupe Bruxelles Lambert NV	9,058	626,944
KBC Group NV	25,036	1,810,303
Lotus Bakeries NV	45	541,716
Sofina SA#	1,681	390,297
Syensqo SA#	8,084	600,157
UCB SA#	13,791	2,706,643
Warehouses De Pauw CVA#	19,530	432,026
		14,068,659
Bermuda — 0.1%
Aegon, Ltd.	147,284	954,386
CK Infrastructure Holdings, Ltd.#	68,500	471,174
Hongkong Land Holdings, Ltd.	120,400	548,014
Jardine Matheson Holdings, Ltd.	17,486	764,040
		2,737,614
Cayman Islands — 0.6%
CK Asset Holdings, Ltd.	209,808	866,416
CK Hutchison Holdings, Ltd.	292,308	1,523,337
Futu Holdings, Ltd. ADR†	6,118	533,673
Grab Holdings, Ltd., Class A†	230,382	1,151,910
Sands China, Ltd.#†	264,800	684,227
Sea, Ltd. ADR†	40,379	4,595,130
SITC International Holdings Co., Ltd.	146,000	379,176
WH Group, Ltd.*	909,500	722,304
Wharf Real Estate Investment Co., Ltd.	182,000	487,694
		10,943,867
Denmark — 3.2%
AP Moller-Maersk A/S, Series A	319	523,691
AP Moller-Maersk A/S, Series B	497	846,276
Carlsberg A/S, Class B	10,421	1,078,192
Coloplast A/S, Class B	13,757	1,739,537
Danske Bank A/S	75,239	2,169,626
Demant A/S†	10,853	414,472
DSV A/S	22,294	4,762,395
Genmab A/S†	6,854	1,474,882
Novo Nordisk A/S, Class B	351,313	37,544,488
Novonesis (Novozymes), Class B	38,438	2,261,658
Orsted A/S*†	20,635	1,147,110
Pandora A/S	8,945	1,447,847
ROCKWOOL A/S, Class B	1,020	372,372
Tryg A/S	36,981	854,728
Vestas Wind Systems A/S†	110,159	1,723,012
Zealand Pharma A/S†	6,970	725,470
		59,085,756
Finland — 1.0%
Elisa Oyj	15,515	703,746
Fortum Oyj	48,938	738,392
Kesko Oyj, Class B	29,794	593,025
Kone Oyj, Class B	37,076	1,928,450
Metso Oyj	67,820	596,823
Neste Oyj	46,149	702,823
Nokia Oyj	581,717	2,449,646

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nordea Bank Abp	344,158	$ 3,893,201
Orion Oyj, Class B	11,770	557,341
Sampo Oyj, Class A	54,788	2,348,125
Stora Enso Oyj, Class R	63,497	617,106
UPM-Kymmene Oyj	58,221	1,532,996
Wartsila OYJ Abp	54,865	997,975
		17,659,649
France — 9.7%
Accor SA	21,260	982,630
Aeroports de Paris SA	3,778	437,749
Air Liquide SA	63,063	10,513,864
Alstom SA†	37,757	850,547
Amundi SA*	6,697	436,155
Arkema SA	6,139	486,846
AXA SA	198,225	6,935,916
BioMerieux	4,519	472,720
BNP Paribas SA	111,016	6,642,473
Bollore SE	77,780	479,969
Bouygues SA	20,684	615,250
Bureau Veritas SA	34,657	1,055,415
Capgemini SE	16,946	2,729,642
Carrefour SA	59,164	901,219
Cie de Saint-Gobain SA	49,480	4,513,900
Cie Generale des Etablissements Michelin SCA	74,090	2,425,050
Covivio SA	6,088	334,754
Credit Agricole SA	115,525	1,553,515
Danone SA	70,421	4,818,157
Dassault Aviation SA	2,153	428,844
Dassault Systemes SE	73,000	2,523,948
Edenred SE	27,226	901,709
Eiffage SA	8,018	723,980
Engie SA	199,235	3,179,449
EssilorLuxottica SA	32,426	7,885,204
Eurazeo SE	4,980	366,129
Gecina SA	5,018	505,971
Getlink SE	32,997	539,757
Hermes International SCA	3,455	7,548,796
Ipsen SA	4,114	476,051
Kering SA	8,120	1,901,263
Klepierre SA	23,469	710,823
La Francaise des Jeux SAEM*	11,115	439,901
Legrand SA	28,606	2,867,984
L'Oreal SA	26,248	9,127,340
LVMH Moet Hennessy Louis Vuitton SE	30,006	18,721,678
Orange SA	203,116	2,174,071
Pernod Ricard SA	22,107	2,477,170
Publicis Groupe SA	24,967	2,713,475
Renault SA	20,968	898,108
Rexel SA	24,685	638,338
Safran SA	37,285	8,699,399
Sanofi SA	124,324	12,105,577
Sartorius Stedim Biotech	3,185	607,744
Schneider Electric SE	59,644	15,366,759
SEB SA	2,716	258,065
Societe Generale SA	78,832	2,090,557
Sodexo SA	9,651	802,460
Teleperformance SE	5,934	559,209
Thales SA	10,319	1,548,538
TotalEnergies SE	235,390	13,671,949
Veolia Environnement SA	75,250	2,196,111
Security Description	Shares or Principal Amount	Value

France (continued)
Vinci SA	54,568	$ 5,766,758
Vivendi SE	78,642	722,199
		179,331,085
Germany — 8.9%
adidas AG	17,671	4,169,866
Allianz SE	42,730	13,224,360
BASF SE	97,358	4,369,288
Bayer AG	107,165	2,199,362
Bayerische Motoren Werke AG	34,785	2,577,612
Bayerische Motoren Werke AG (Preference Shares)	6,427	438,604
Bechtle AG	8,934	294,042
Beiersdorf AG	10,825	1,405,688
Brenntag SE	14,175	914,576
Carl Zeiss Meditec AG	4,390	262,937
Commerzbank AG	109,843	1,687,178
Continental AG	11,999	787,432
Covestro AG*†	20,617	1,260,097
CTS Eventim AG & Co. KGaA	6,807	601,825
Daimler Truck Holding AG	53,862	2,040,982
Delivery Hero SE*†	20,164	826,426
Deutsche Bank AG	206,707	3,518,414
Deutsche Boerse AG	20,726	4,859,190
Deutsche Lufthansa AG	65,265	438,582
Deutsche Post AG	111,264	4,093,637
Deutsche Telekom AG	380,754	12,190,753
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	12,422	776,389
E.ON SE	244,903	3,158,190
Evonik Industries AG	27,958	513,878
Fresenius Medical Care AG	22,404	987,380
Fresenius SE & Co. KGaA†	46,079	1,623,421
GEA Group AG	16,918	847,345
Hannover Rueck SE	6,578	1,720,552
Heidelberg Materials AG	14,895	1,881,719
Henkel AG & Co. KGaA	11,336	861,770
Henkel AG & Co. KGaA (Preference Shares)	18,463	1,577,966
Infineon Technologies AG	142,453	4,645,625
Knorr-Bremse AG	7,913	604,349
LEG Immobilien SE	8,123	755,595
Mercedes-Benz Group AG	81,690	4,577,567
Merck KGaA	14,098	2,110,832
MTU Aero Engines AG	5,871	2,001,197
Muenchener Rueckversicherungs-Gesellschaft AG	14,591	7,638,433
Nemetschek SE	6,300	654,404
Porsche Automobil Holding SE (Preference Shares)	16,703	610,928
Puma SE	11,517	538,862
Rational AG	558	522,255
Rheinmetall AG	4,752	3,130,162
RWE AG	68,969	2,325,536
SAP SE	113,907	27,111,565
Sartorius AG (Preference Shares)	2,859	658,512
Scout24 SE*	8,181	736,394
Siemens AG	82,903	16,038,123
Siemens Energy AG†	69,753	3,764,019
Siemens Healthineers AG*	30,761	1,670,369
Symrise AG	14,484	1,601,463
Talanx AG	7,042	597,787
Volkswagen AG (Preference Shares)	22,493	1,921,367
Vonovia SE	80,783	2,688,471
Zalando SE*†	24,468	761,145
		163,774,421

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong — 1.5%
AIA Group, Ltd.	1,215,400	$ 9,142,539
BOC Hong Kong Holdings, Ltd.	403,500	1,245,411
CLP Holdings, Ltd.	179,000	1,506,341
Galaxy Entertainment Group, Ltd.	239,000	1,073,931
Hang Seng Bank, Ltd.	82,600	990,136
Henderson Land Development Co., Ltd.	158,231	496,638
HKT Trust & HKT, Ltd.	413,000	514,643
Hong Kong & China Gas Co., Ltd.	1,221,523	931,331
Hong Kong Exchanges & Clearing, Ltd.	131,400	5,014,060
Link REIT	278,580	1,217,380
MTR Corp., Ltd.#	170,000	599,913
Power Assets Holdings, Ltd.	151,000	987,464
Sino Land Co., Ltd.	424,000	415,296
Sun Hung Kai Properties, Ltd.	158,000	1,579,669
Swire Pacific, Ltd., Class A	45,500	377,311
Techtronic Industries Co., Ltd.	150,000	2,115,487
Wharf Holdings, Ltd.#	117,000	321,034
		28,528,584
Ireland — 0.4%
AIB Group PLC	198,027	1,077,606
Bank of Ireland Group PLC	110,960	971,536
DCC PLC	10,786	786,419
James Hardie Industries PLC CDI†	47,061	1,739,810
Kerry Group PLC, Class A	16,852	1,630,588
Kingspan Group PLC	16,861	1,268,922
		7,474,881
Isle of Man — 0.0%
Entain PLC#	69,699	714,668
Israel — 0.9%
Azrieli Group, Ltd.	4,629	371,646
Bank Hapoalim BM	138,622	1,593,509
Bank Leumi Le-Israel BM	165,494	1,886,874
Check Point Software Technologies, Ltd.†	9,687	1,763,034
CyberArk Software, Ltd.†	4,707	1,522,762
Elbit Systems, Ltd.	2,911	707,309
Global-e Online, Ltd.†	10,930	571,420
ICL Group, Ltd.	84,425	382,189
Israel Discount Bank, Ltd., Class A	134,936	888,428
Mizrahi Tefahot Bank, Ltd.	16,906	730,918
Monday.com, Ltd.†	4,072	1,161,986
Nice, Ltd.†	6,922	1,259,843
Teva Pharmaceutical Industries, Ltd. ADR†	122,213	2,050,734
Wix.com, Ltd.†	5,766	1,290,085
		16,180,737
Italy — 2.1%
Amplifon SpA#	13,582	345,569
Banco BPM SpA#	140,488	1,069,443
DiaSorin SpA#	2,441	273,127
Enel SpA	887,205	6,389,935
Eni SpA	250,796	3,559,775
FinecoBank Banca Fineco SpA	66,649	1,071,759
Generali#	111,258	3,186,019
Infrastrutture Wireless Italiane SpA*#	36,659	378,131
Intesa Sanpaolo SpA#	1,595,465	6,114,874
Leonardo SpA	44,146	1,188,538
Mediobanca Banca di Credito Finanziario SpA#	54,516	795,508
Moncler SpA	23,981	1,176,704
Nexi SpA*#†	64,458	381,880
Poste Italiane SpA*#	49,866	701,242
Security Description	Shares or Principal Amount	Value

Italy (continued)
Prysmian SpA	29,484	$ 1,945,268
Recordati Industria Chimica e Farmaceutica SpA	11,406	622,381
Snam SpA	219,966	1,027,180
Telecom Italia SpA#†	1,086,913	261,176
Terna - Rete Elettrica Nazionale#	153,478	1,300,845
UniCredit SpA	160,709	6,176,979
		37,966,333
Japan — 22.6%
Advantest Corp.	83,600	4,618,183
Aeon Co., Ltd.	71,300	1,713,163
AGC, Inc.	21,300	668,850
Aisin Corp.	57,900	612,171
Ajinomoto Co., Inc.#	50,600	2,139,737
ANA Holdings, Inc.	17,400	336,319
Asahi Group Holdings, Ltd.	157,500	1,717,070
Asahi Kasei Corp.	136,900	978,833
Asics Corp.	74,600	1,502,341
Astellas Pharma, Inc.	197,400	2,056,232
Bandai Namco Holdings, Inc.	64,800	1,370,778
Bridgestone Corp.	62,300	2,232,891
Brother Industries, Ltd.	25,300	446,637
Canon, Inc.#	101,800	3,318,606
Capcom Co., Ltd.	37,800	887,760
Central Japan Railway Co.#	84,300	1,741,756
Chiba Bank, Ltd.	57,800	484,128
Chubu Electric Power Co., Inc.	70,300	744,686
Chugai Pharmaceutical Co., Ltd.	73,300	3,237,487
Concordia Financial Group, Ltd.	114,600	689,524
Dai Nippon Printing Co., Ltd.	42,400	648,534
Daifuku Co., Ltd.#	35,173	735,388
Dai-ichi Life Holdings, Inc.	98,700	2,679,920
Daiichi Sankyo Co., Ltd.	201,800	6,421,215
Daikin Industries, Ltd.	28,800	3,465,081
Daito Trust Construction Co., Ltd.	6,400	713,161
Daiwa House Industry Co., Ltd.	61,100	1,924,353
Daiwa Securities Group, Inc.#	145,500	965,807
Denso Corp.	206,300	2,945,308
Dentsu Group, Inc.#	22,100	575,212
Disco Corp.	10,000	2,725,111
East Japan Railway Co.	99,000	1,934,987
Eisai Co., Ltd.#	27,500	862,573
ENEOS Holdings, Inc.	314,300	1,703,225
FANUC Corp.	103,200	2,674,068
Fast Retailing Co., Ltd.	20,800	7,121,077
Fuji Electric Co., Ltd.	14,700	830,582
FUJIFILM Holdings Corp.	122,100	2,761,231
Fujitsu, Ltd.	180,700	3,469,779
Hamamatsu Photonics KK	30,600	364,099
Hankyu Hanshin Holdings, Inc.#	25,000	686,896
Hikari Tsushin, Inc.#	1,900	417,053
Hitachi Construction Machinery Co., Ltd.	11,700	264,697
Hitachi, Ltd.	505,800	12,614,963
Honda Motor Co., Ltd.	489,600	4,201,376
Hoshizaki Corp.#	11,900	482,742
Hoya Corp.	38,300	4,945,385
Hulic Co., Ltd.#	41,900	378,325
Ibiden Co., Ltd.	13,100	386,821
Idemitsu Kosan Co., Ltd.	106,380	712,065
Inpex Corp.#	103,000	1,376,182
Isuzu Motors, Ltd.	65,500	887,179
ITOCHU Corp.	129,700	6,418,657
Japan Airlines Co., Ltd.	15,700	262,201

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Exchange Group, Inc.#	108,200	$ 1,307,770
Japan Post Bank Co., Ltd.#	157,800	1,496,059
Japan Post Holdings Co., Ltd.	209,800	2,106,854
Japan Post Insurance Co., Ltd.	20,900	439,398
Japan Real Estate Investment Corp.	140	518,475
Japan Tobacco, Inc.	130,900	3,700,134
JFE Holdings, Inc.	62,800	718,307
Kajima Corp.#	43,300	793,024
Kansai Electric Power Co., Inc.#	76,800	990,093
Kao Corp.	50,800	2,213,850
Kawasaki Kisen Kaisha, Ltd.#	42,900	573,169
KDDI Corp.	167,400	5,542,468
Keisei Electric Railway Co., Ltd.	14,100	423,947
Keyence Corp.	21,200	9,199,229
Kikkoman Corp.#	74,000	813,786
Kirin Holdings Co., Ltd.	84,700	1,183,942
Kobe Bussan Co., Ltd.	16,440	414,593
Kokusai Electric Corp.#	15,400	256,573
Komatsu, Ltd.	100,900	2,736,383
Konami Group Corp.	11,000	1,081,038
Kubota Corp.#	109,100	1,368,903
Kyocera Corp.	140,100	1,366,629
Kyowa Kirin Co., Ltd.	26,500	440,764
Lasertec Corp.#	8,725	969,008
LY Corp.	291,600	803,483
M3, Inc.#	48,100	464,453
Makita Corp.	26,000	815,867
Marubeni Corp.	155,400	2,350,249
MatsukiyoCocokara & Co.	37,400	525,782
Mazda Motor Corp.	62,000	402,220
McDonald's Holdings Co. Japan, Ltd.#	9,400	389,107
MEIJI Holdings Co., Ltd.#	25,600	547,732
Minebea Mitsumi, Inc.	39,600	650,315
Mitsubishi Chemical Group Corp.	147,900	777,810
Mitsubishi Corp.	364,700	6,174,401
Mitsubishi Electric Corp.	207,500	3,564,552
Mitsubishi Estate Co., Ltd.	124,800	1,772,365
Mitsubishi HC Capital, Inc.	88,000	598,221
Mitsubishi Heavy Industries, Ltd.	349,600	5,104,467
Mitsubishi UFJ Financial Group, Inc.	1,211,200	14,361,120
Mitsui & Co., Ltd.#	280,700	5,904,209
Mitsui Chemicals, Inc.	18,600	432,217
Mitsui Fudosan Co., Ltd.	291,300	2,449,510
Mitsui OSK Lines, Ltd.#	37,600	1,291,947
Mizuho Financial Group, Inc.#	263,120	6,647,894
MonotaRO Co., Ltd.#	27,300	487,298
MS&AD Insurance Group Holdings, Inc.	140,300	3,098,398
Murata Manufacturing Co., Ltd.	184,600	3,106,090
NEC Corp.	26,800	2,290,779
Nexon Co., Ltd.#	36,700	513,499
NIDEC Corp.#	91,000	1,679,931
Nintendo Co., Ltd.	113,300	6,647,262
Nippon Building Fund, Inc.#	835	700,669
Nippon Paint Holdings Co., Ltd.#	103,400	708,404
Nippon Prologis REIT, Inc.	248	391,813
Nippon Sanso Holdings Corp.#	18,900	553,411
Nippon Steel Corp.	94,400	1,933,214
Nippon Telegraph & Telephone Corp.	3,259,600	3,344,956
Nippon Yusen KK#	50,300	1,615,658
Nissan Motor Co., Ltd.#	255,900	623,689
Nissin Foods Holdings Co., Ltd.#	21,900	583,985
Nitori Holdings Co., Ltd.	8,700	1,119,133
Security Description	Shares or Principal Amount	Value

Japan (continued)
Nitto Denko Corp.	77,000	$ 1,225,382
Nomura Holdings, Inc.	327,800	1,994,801
Nomura Real Estate Holdings, Inc.	12,000	298,873
Nomura Research Institute, Ltd.	41,200	1,263,173
NTT Data Group Corp.	68,800	1,335,929
Obayashi Corp.	70,800	1,012,659
Obic Co., Ltd.	35,500	1,165,592
Olympus Corp.	128,500	2,030,675
Omron Corp.	19,100	609,932
Ono Pharmaceutical Co., Ltd.#	40,800	471,265
Oracle Corp. Japan	4,200	430,662
Oriental Land Co., Ltd.	119,000	2,781,871
ORIX Corp.	125,900	2,838,936
Osaka Gas Co., Ltd.	40,200	883,163
Otsuka Corp.	24,900	621,394
Otsuka Holdings Co., Ltd.#	45,600	2,650,837
Pan Pacific International Holdings Corp.	41,600	1,060,716
Panasonic Holdings Corp.	254,330	2,503,946
Rakuten Group, Inc.†	164,100	944,071
Recruit Holdings Co., Ltd.	161,983	11,277,958
Renesas Electronics Corp.	183,600	2,420,171
Resona Holdings, Inc.#	228,100	1,924,285
Ricoh Co., Ltd.	59,800	681,751
Rohm Co., Ltd.	37,400	355,128
SBI Holdings, Inc.	29,700	752,316
SCREEN Holdings Co., Ltd.	8,900	561,221
SCSK Corp.	17,042	345,480
Secom Co., Ltd.	45,800	1,601,421
Seiko Epson Corp.	31,500	561,200
Sekisui Chemical Co., Ltd.	41,200	667,283
Sekisui House, Ltd.	65,100	1,543,634
Seven & i Holdings Co., Ltd.	241,500	4,163,245
SG Holdings Co., Ltd.	34,956	342,734
Shimadzu Corp.	25,800	728,021
Shimano, Inc.	8,300	1,163,821
Shin-Etsu Chemical Co., Ltd.	196,500	7,316,794
Shionogi & Co., Ltd.	82,500	1,169,906
Shiseido Co., Ltd.#	43,600	788,062
Shizuoka Financial Group, Inc.#	47,500	423,752
SMC Corp.	6,200	2,639,541
SoftBank Corp.	3,115,000	4,023,393
SoftBank Group Corp.	112,200	6,725,053
Sompo Holdings, Inc.	102,600	2,714,220
Sony Group Corp.	681,000	13,595,290
Subaru Corp.	65,800	1,061,842
SUMCO Corp.#	38,204	308,223
Sumitomo Corp.	113,400	2,439,074
Sumitomo Electric Industries, Ltd.	77,900	1,506,636
Sumitomo Metal Mining Co., Ltd.	27,000	668,638
Sumitomo Mitsui Financial Group, Inc.	409,500	10,077,739
Sumitomo Mitsui Trust Group, Inc.	70,800	1,785,245
Sumitomo Realty & Development Co., Ltd.	31,200	969,788
Suntory Beverage & Food, Ltd.	15,200	517,920
Suzuki Motor Corp.	171,400	1,835,812
Sysmex Corp.	54,900	1,163,126
T&D Holdings, Inc.	53,400	1,014,289
Taisei Corp.#	18,100	793,227
Takeda Pharmaceutical Co., Ltd.	173,500	4,731,679
TDK Corp.	212,000	2,742,690
Terumo Corp.#	146,300	2,989,818
TIS, Inc.	23,156	567,903
Toho Co., Ltd.	12,200	534,059
Tokio Marine Holdings, Inc.	205,000	7,655,021

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Electric Power Co. Holdings, Inc.†	166,500	$ 598,085
Tokyo Electron, Ltd.	48,900	7,605,200
Tokyo Gas Co., Ltd.	39,300	1,165,627
Tokyu Corp.	54,500	638,136
Toppan Holdings, Inc.#	26,100	700,451
Toray Industries, Inc.	151,300	966,746
TOTO, Ltd.#	15,400	422,507
Toyota Industries Corp.#	16,000	1,196,361
Toyota Motor Corp.	1,119,900	19,158,992
Toyota Tsusho Corp.	69,500	1,188,676
Trend Micro, Inc.	13,800	760,505
Unicharm Corp.	44,000	1,139,702
West Japan Railway Co.	47,900	902,674
Yakult Honsha Co., Ltd.	28,000	571,886
Yamaha Motor Co., Ltd.#	91,700	799,600
Yaskawa Electric Corp.#	26,200	688,448
Yokogawa Electric Corp.	24,900	555,875
Zensho Holdings Co., Ltd.#	10,500	636,409
ZOZO, Inc.	14,793	466,460
		415,267,537
Jersey — 0.6%
Experian PLC	100,240	4,782,558
Glencore PLC#	1,131,250	5,480,667
WPP PLC	117,651	1,289,333
		11,552,558
Luxembourg — 0.2%
ArcelorMittal SA	51,165	1,294,036
Eurofins Scientific SE	14,736	729,607
InPost SA†	21,816	382,375
Tenaris SA	51,510	990,442
		3,396,460
Netherlands — 5.7%
ABN AMRO Bank NV*	49,979	775,429
Adyen NV*#†	2,371	3,437,961
AerCap Holdings NV	21,161	2,102,557
Airbus SE	64,818	10,139,067
Akzo Nobel NV	18,613	1,085,809
Argenx SE†	6,483	4,014,715
ASM International NV	5,122	2,771,174
ASML Holding NV	43,588	29,999,543
ASR Nederland NV	17,289	828,013
BE Semiconductor Industries NV#	8,409	996,015
Davide Campari-Milano NV#	67,155	403,691
Euronext NV*	8,763	980,165
EXOR NV	10,847	1,071,479
Ferrari NV	13,750	6,002,051
Ferrovial SE#	56,918	2,348,108
Heineken Holding NV	14,139	896,248
Heineken NV#	31,416	2,335,016
IMCD NV#	6,216	935,062
ING Groep NV	360,341	5,586,992
JDE Peet's NV	13,293	265,284
Koninklijke Ahold Delhaize NV	102,193	3,527,829
Koninklijke KPN NV	430,594	1,672,929
Koninklijke Philips NV†	87,151	2,383,971
NN Group NV	29,534	1,372,195
OCI NV#	11,528	135,259
Prosus NV	154,633	6,305,850
QIAGEN NV	24,200	1,060,224
Randstad NV#	11,838	519,682
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Stellantis NV	230,839	$ 3,063,491
STMicroelectronics NV	73,857	1,887,273
Universal Music Group NV#	89,793	2,161,740
Wolters Kluwer NV	27,109	4,522,852
		105,587,674
New Zealand — 0.3%
Auckland International Airport, Ltd.	162,271	746,301
Fisher & Paykel Healthcare Corp., Ltd.	63,891	1,450,942
Mercury NZ, Ltd.	76,033	298,619
Meridian Energy, Ltd.	141,185	519,779
Spark New Zealand, Ltd.	197,892	344,229
Xero, Ltd.†	15,819	1,798,014
		5,157,884
Norway — 0.6%
Aker BP ASA	34,471	708,229
DNB Bank ASA	97,685	2,042,858
Equinor ASA	91,393	2,217,015
Gjensidige Forsikring ASA	21,816	389,258
Kongsberg Gruppen ASA	9,595	1,129,929
Mowi ASA	50,767	924,586
Norsk Hydro ASA	153,404	949,833
Orkla ASA	76,467	708,179
Salmar ASA	7,202	375,655
Telenor ASA	67,168	791,496
Yara International ASA	18,061	508,525
		10,745,563
Portugal — 0.1%
EDP SA	342,302	1,238,556
Galp Energia SGPS SA	50,696	833,869
Jeronimo Martins SGPS SA	30,890	601,928
		2,674,353
Singapore — 1.3%
CapitaLand Ascendas REIT	407,724	798,614
CapitaLand Integrated Commercial Trust	587,668	861,353
CapitaLand Investment, Ltd.#	255,400	521,706
DBS Group Holdings, Ltd.	217,300	6,903,867
Genting Singapore, Ltd.	659,600	377,326
Keppel, Ltd.	158,900	799,551
Oversea-Chinese Banking Corp., Ltd.	369,400	4,499,872
Sembcorp Industries, Ltd.	97,493	380,768
Singapore Airlines, Ltd.#	162,449	763,106
Singapore Exchange, Ltd.	93,500	888,959
Singapore Technologies Engineering, Ltd.	170,300	573,669
Singapore Telecommunications, Ltd.	810,700	1,879,007
United Overseas Bank, Ltd.	137,900	3,734,595
Wilmar International, Ltd.	209,600	482,843
		23,465,236
Spain — 2.6%
Acciona SA	2,693	342,599
ACS Actividades de Construccion y Servicios SA	20,032	932,171
Aena SME SA*	8,181	1,769,024
Amadeus IT Group SA	49,142	3,450,634
Banco Bilbao Vizcaya Argentaria SA	628,673	5,952,425
Banco de Sabadell SA	593,432	1,119,689
Banco Santander SA	1,690,152	7,831,949
CaixaBank SA	396,410	2,155,785
Cellnex Telecom SA*#	57,798	2,078,833
EDP Renovaveis SA#	34,029	398,909
Endesa SA	34,647	760,897

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Grifols SA#†	32,538	$ 295,809
Iberdrola SA	666,218	9,519,890
Industria de Diseno Textil SA	118,990	6,556,215
Redeia Corp. SA	44,267	792,577
Repsol SA	132,797	1,662,726
Telefonica SA#	432,961	1,964,774
		47,584,906
SupraNational — 0.1%
Unibail-Rodamco-Westfield	12,922	1,060,589
Sweden — 3.1%
AddTech AB, Class B	28,351	779,878
Alfa Laval AB	31,561	1,343,785
Assa Abloy AB, Class B	109,333	3,367,517
Atlas Copco AB, Class A	293,005	4,678,434
Atlas Copco AB, Class B	170,261	2,405,792
Beijer Ref AB	39,362	621,874
Boliden AB	29,835	891,063
Epiroc AB, Class A	71,890	1,310,427
Epiroc AB, Class B	42,536	701,690
EQT AB	40,744	1,233,673
Essity AB, Class B	66,464	1,831,241
Evolution AB*	19,641	1,718,795
Fastighets AB Balder, Class B†	72,297	556,175
Getinge AB, Class B	24,951	390,593
H & M Hennes & Mauritz AB, Class B	61,790	858,299
Hexagon AB, Class B	226,475	1,932,191
Holmen AB, Class B	8,315	313,396
Husqvarna AB, Class B	38,246	220,939
Industrivarden AB, Class A	13,267	435,873
Industrivarden AB, Class C	17,443	571,949
Indutrade AB	29,806	760,801
Investment AB Latour, Class B	16,151	410,256
Investor AB, Class B	188,804	5,180,796
L E Lundbergforetagen AB, Class B	8,290	402,292
Lifco AB, Class B	25,428	771,903
Nibe Industrier AB, Class B	165,314	700,462
Saab AB, Class B	34,940	765,243
Sagax AB, Class B	23,971	531,034
Sandvik AB	116,307	2,152,944
Securitas AB, Class B	53,648	678,662
Skandinaviska Enskilda Banken AB, Class A	173,100	2,404,986
Skanska AB, Class B	37,116	774,926
SKF AB, Class B	37,181	715,263
Svenska Cellulosa AB SCA, Class B	66,105	859,317
Svenska Handelsbanken AB, Class A	159,106	1,656,440
Swedbank AB, Class A	92,611	1,815,940
Swedish Orphan Biovitrum AB†	21,260	590,064
Tele2 AB, Class B	58,501	614,762
Telefonaktiebolaget LM Ericsson, Class B	302,612	2,460,517
Telia Co. AB	257,354	754,969
Trelleborg AB, Class B	23,240	769,386
Volvo AB, Class A	21,820	546,175
Volvo AB, Class B	173,298	4,314,137
Volvo Car AB, Class B†	81,253	177,450
		56,972,309
Switzerland — 9.7%
ABB, Ltd.	172,516	9,826,462
Adecco Group AG	18,372	489,750
Alcon, Inc.	54,508	4,853,585
Avolta AG#	9,989	370,492
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Bachem Holding AG#	3,682	$ 285,582
Baloise Holding AG	4,746	902,503
Banque Cantonale Vaudoise	3,286	326,132
Barry Callebaut AG#	389	594,102
BKW AG#	2,304	396,810
Chocoladefabriken Lindt & Spruengli AG	12	1,364,668
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)#	107	1,238,997
Cie Financiere Richemont SA, Class A	58,641	8,160,588
Clariant AG#	23,536	283,669
Coca-Cola HBC AG#	23,818	848,575
DSM-Firmenich AG	20,286	2,228,595
EMS-Chemie Holding AG	765	545,644
Galderma Group AG†	6,488	665,464
Geberit AG	3,647	2,194,355
Givaudan SA	1,007	4,442,080
Helvetia Holding AG#	4,049	708,905
Holcim AG	56,855	5,781,574
Julius Baer Group, Ltd.#	22,471	1,492,492
Kuehne + Nagel International AG	5,269	1,259,307
Logitech International SA	16,995	1,378,132
Lonza Group AG	7,879	4,703,750
Nestle SA	285,796	24,817,251
Novartis AG	214,995	22,756,358
Partners Group Holding AG#	2,476	3,612,864
Roche Holding AG	76,637	22,236,763
Roche Holding AG (BR)#	3,491	1,076,134
Sandoz Group AG	44,664	2,033,794
Schindler Holding AG	2,561	724,837
Schindler Holding AG (Participation Certificate)	4,441	1,286,066
SGS SA	16,785	1,665,949
SIG Group AG#	33,359	659,166
Sika AG	16,630	4,317,081
Sonova Holding AG	5,529	1,886,610
Straumann Holding AG#	12,176	1,586,135
Swatch Group AG (TRQX)#	5,736	203,689
Swatch Group AG (XEGT)#	3,157	572,832
Swiss Life Holding AG	3,134	2,574,765
Swiss Prime Site AG	8,433	932,822
Swiss Re AG	32,902	4,855,239
Swisscom AG	2,825	1,633,926
Temenos AG	6,560	430,868
UBS Group AG	358,770	11,581,701
VAT Group AG*	2,945	1,171,910
Zurich Insurance Group AG	15,965	10,150,960
		178,109,933
United Kingdom — 14.0%
3i Group PLC	106,178	5,012,236
Admiral Group PLC	28,401	928,019
Anglo American PLC	138,611	4,452,340
Antofagasta PLC#	43,016	933,808
Ashtead Group PLC	47,702	3,825,535
Associated British Foods PLC	36,615	1,024,847
AstraZeneca PLC	169,107	22,747,423
Auto Trader Group PLC*	97,590	1,043,808
Aviva PLC	292,019	1,800,820
BAE Systems PLC#	330,538	5,164,660
Barclays PLC	1,610,347	5,404,312
Barratt Redrow PLC#	150,354	819,872
Berkeley Group Holdings PLC#	11,124	588,475
BP PLC	1,803,090	8,846,717
British American Tobacco PLC	217,857	8,281,386

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BT Group PLC#	705,746	$ 1,433,300
Bunzl PLC	36,901	1,673,718
Centrica PLC	572,025	928,018
Coca-Cola Europacific Partners PLC	22,523	1,747,334
Compass Group PLC	185,515	6,363,800
Croda International PLC#	14,470	635,682
Diageo PLC	242,506	7,245,253
Endeavour Mining PLC#	20,028	393,585
GSK PLC	452,151	7,644,227
Haleon PLC	846,748	4,039,216
Halma PLC#	41,413	1,429,821
Hargreaves Lansdown PLC	38,805	540,887
Hikma Pharmaceuticals PLC	18,153	445,047
HSBC Holdings PLC	2,020,002	18,845,824
Imperial Brands PLC	88,577	2,901,439
Informa PLC	145,427	1,588,181
InterContinental Hotels Group PLC	17,594	2,196,441
Intertek Group PLC	17,605	1,057,391
J Sainsbury PLC	180,428	600,276
JD Sports Fashion PLC#	282,694	366,369
Kingfisher PLC	200,625	633,049
Land Securities Group PLC	77,192	592,675
Legal & General Group PLC#	649,794	1,833,328
Lloyds Banking Group PLC	6,806,774	4,610,345
London Stock Exchange Group PLC	52,157	7,493,513
M&G PLC	246,673	623,328
Melrose Industries PLC#	143,526	1,049,013
Mondi PLC	48,150	729,850
National Grid PLC	524,876	6,625,062
NatWest Group PLC	725,051	3,718,968
Next PLC	13,070	1,677,221
Pearson PLC	65,633	1,031,548
Persimmon PLC	34,889	559,091
Phoenix Group Holdings PLC#	76,477	501,159
Prudential PLC	299,223	2,444,818
Reckitt Benckiser Group PLC	76,141	4,717,058
RELX PLC	203,672	9,619,970
Rentokil Initial PLC	275,383	1,383,616
Rio Tinto PLC#	122,971	7,728,436
Rolls-Royce Holdings PLC#†	927,734	6,594,388
Sage Group PLC	109,445	1,829,595
Schroders PLC	87,924	352,744
Segro PLC	140,144	1,393,538
Severn Trent PLC#	29,441	1,011,363
Shell PLC	687,373	22,191,181
Smith & Nephew PLC	95,376	1,212,344
Smiths Group PLC	37,663	850,385
Spirax Group PLC#	8,030	734,099
SSE PLC	119,278	2,692,068
Standard Chartered PLC	236,602	2,929,063
Taylor Wimpey PLC#	386,139	644,912
Tesco PLC	755,498	3,525,803
Unilever PLC	272,144	16,302,910
United Utilities Group PLC#	74,382	1,063,160
Vodafone Group PLC	2,465,269	2,225,093
Whitbread PLC	19,650	713,972
Wise PLC, Class A†	72,660	816,562
		257,605,295
Total Common Stocks (cost $1,413,505,995)		1,800,084,012
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
United States — 1.1%
iShares MSCI EAFE ETF (cost $20,640,081)	265,000	$ 20,927,050
Total Long-Term Investment Securities (cost $1,434,146,076)		1,821,011,062
SHORT-TERM INVESTMENTS — 4.0%
U.S. Government — 0.1%
United States Treasury Bills
4.45%, 01/28/2025(1)	$ 1,750,000	1,737,608
Unaffiliated Investment Companies — 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(2)(3)	72,125,819	72,125,819
Total Short-Term Investments (cost $73,863,280)		73,863,427
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 11/29/2024, to be repurchased 12/02/2024 in the amount of $5,701,315 and collateralized by $6,088,300 of United States Treasury Notes, bearing interest at 0.75% due 03/31/2026 and having an approximate value of $5,814,793 (cost $5,700,631)	5,700,631	5,700,631
TOTAL INVESTMENTS (cost $1,513,709,987)(4)	103.2%	1,900,575,120
Other assets less liabilities	(3.2)	(59,484,125)
NET ASSETS	100.0%	$1,841,090,995
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $23,213,468 representing 1.3% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of November 30, 2024.
(3)	At November 30, 2024, the Fund had loaned securities with a total value of $98,180,147. This was secured by collateral of $72,125,819, which was received in cash and subsequently invested in short-term investments currently valued at $72,125,819 as reported in the Portfolio of Investments. Additional collateral of $30,649,353 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Government National Mtg. Assoc.	2.30% to 6.00%	07/20/2048 to 03/20/2064	$782,902
United States Treasury Bills	0.00%	12/26/2024 to 10/30/2025	1,256,648
United States Treasury Notes/Bonds	0.13% to 6.13%	01/15/2025 to 02/15/2054	28,609,803
(4)	See Note 4 for cost of investments on a tax basis.

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

ADR—American Depositary Receipt
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
TRQX—Turquoise Stock Exchange
XEGT—Equiduct Stock Exchange
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
160	Long	MSCI EAFE Index	December 2024	$19,560,400	$18,653,600	$(906,800)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	12.7%
Pharmaceuticals	8.8
Insurance	5.8
Short-Term Investments	4.0
Oil & Gas	3.5
Food	3.4
Semiconductors	3.4
Telecommunications	3.0
Auto Manufacturers	2.9
Commercial Services	2.8
Electric	2.7
Aerospace/Defense	2.5
Software	2.4
Mining	2.4
Retail	2.4
Chemicals	2.3
Healthcare-Products	2.3
Cosmetics/Personal Care	2.0
Diversified Financial Services	2.0
Apparel	1.8
Machinery-Construction & Mining	1.8
Machinery-Diversified	1.7
Electronics	1.7
Distribution/Wholesale	1.6
Building Materials	1.5
Beverages	1.4
Miscellaneous Manufacturing	1.3
Internet	1.3
Transportation	1.1
Unaffiliated Investment Companies	1.1
Engineering & Construction	1.1
Computers	1.1
Electrical Components & Equipment	1.0
REITS	0.9
Real Estate	0.9
Agriculture	0.9
Home Furnishings	0.8
Biotechnology	0.8
Auto Parts & Equipment	0.7
Entertainment	0.6
Private Equity	0.6
Healthcare-Services	0.6
Investment Companies	0.5
Toys/Games/Hobbies	0.5
Household Products/Wares	0.5
Food Service	0.4
Hand/Machine Tools	0.4
Iron/Steel	0.3

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Repurchase Agreements	0.3%
Lodging	0.3
Leisure Time	0.3
Metal Fabricate/Hardware	0.3
Advertising	0.3
Water	0.3
Gas	0.3
Home Builders	0.2
Office/Business Equipment	0.2
Media	0.2
Forest Products & Paper	0.1
Energy-Alternate Sources	0.1
Shipbuilding	0.1
103.2%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$6,280,713	$4,663,154	$—	$10,943,867
Israel	8,360,021	7,820,716	—	16,180,737
Netherlands	2,102,557	103,485,117	—	105,587,674
United Kingdom	1,747,334	255,857,961	—	257,605,295
Other Countries	—	1,409,766,439	—	1,409,766,439
Unaffiliated Investment Companies	20,927,050	—	—	20,927,050
Short-Term Investments:
U.S. Government	—	1,737,608	—	1,737,608
Other Short-Term Investments	72,125,819	—	—	72,125,819
Repurchase Agreements	—	5,700,631	—	5,700,631
Total Investments at Value	$111,543,494	$1,789,031,626	$—	$1,900,575,120
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$906,800	$—	$—	$906,800
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.8%
Cayman Islands — 0.3%
Meituan
3.05%, 10/28/2030	$ 200,000	$ 178,625
Czech Republic — 0.3%
Energo-Pro AS
8.50%, 02/04/2027	200,000	202,306
Indonesia — 0.3%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
6.53%, 11/15/2028	200,000	209,231
Luxembourg — 1.1%
Minerva Luxembourg SA
8.88%, 09/13/2033	200,000	211,038
Raizen Fuels Finance SA
5.70%, 01/17/2035*	300,000	288,702
Rumo Luxembourg SARL
4.20%, 01/18/2032	200,000	175,150
		674,890
Mauritius — 0.9%
Greenko Solar Mauritius, Ltd.
5.95%, 07/29/2026	200,000	197,616
India Clean Energy Holdings
4.50%, 04/18/2027	400,000	373,164
		570,780
Mexico — 0.7%
Petroleos Mexicanos
6.63%, 06/15/2038	300,000	227,531
6.70%, 02/16/2032	200,000	177,221
		404,752
Peru — 0.5%
Orazul Energy Peru SA
5.63%, 04/28/2027	300,000	290,040
Saudi Arabia — 0.3%
Saudi Arabian Oil Co.
5.88%, 07/17/2064*	200,000	195,163
Serbia — 0.3%
Telecommunications co Telekom Srbija AD Belgrade
7.00%, 10/28/2029*	200,000	199,938
Singapore — 0.4%
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	226,770	231,263
United Arab Emirates — 0.4%
DP World, Ltd.
5.63%, 09/25/2048	250,000	240,798
United States — 0.3%
Sasol Financing USA LLC
8.75%, 05/03/2029	200,000	205,884
Total Corporate Bonds & Notes (cost $3,576,367)		3,603,670
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 37.6%
United States — 37.6%
United States Treasury Bonds
1.88%, 02/15/2041	940,000	663,545
2.88%, 05/15/2043 to 05/15/2049	970,000	757,905
3.00%, 02/15/2047	500,000	392,129
Security Description		Shares or Principal Amount	Value

United States (continued)
3.38%, 05/15/2044 to 11/15/2048		$ 1,090,000	$ 919,942
3.75%, 11/15/2043		470,000	425,295
4.25%, 02/15/2054 to 08/15/2054		800,000	781,625
United States Treasury Notes
0.25%, 06/30/2025		600,000	585,949
0.38%, 01/31/2026		500,000	477,656
0.50%, 03/31/2025		500,000	493,652
0.63%, 07/31/2026		550,000	518,354
0.75%, 05/31/2026		2,300,000	2,183,652
0.88%, 11/15/2030		1,000,000	831,641
1.13%, 02/15/2031		500,000	420,020
1.25%, 09/30/2028		450,000	404,596
1.63%, 05/15/2031		500,000	429,629
1.88%, 02/28/2029		1,000,000	913,828
2.00%, 08/15/2025		600,000	589,922
2.13%, 05/15/2025		470,000	465,167
2.38%, 05/15/2027		1,120,000	1,074,063
2.50%, 01/31/2025		500,000	498,277
2.75%, 08/15/2032#		700,000	635,359
2.88%, 05/15/2028 to 05/15/2032		1,700,000	1,598,816
3.38%, 05/15/2033#		500,000	471,562
3.63%, 08/31/2029		400,000	392,031
3.75%, 06/30/2030		400,000	392,797
3.88%, 08/15/2033#		1,000,000	977,383
3.88%, 08/15/2034		1,200,000	1,169,250
4.00%, 02/15/2034#		600,000	590,953
4.13%, 11/15/2032		450,000	449,367
4.25%, 05/31/2025		500,000	499,502
4.38%, 11/30/2030 to 05/15/2034		1,600,000	1,621,140
4.50%, 11/15/2033		600,000	613,758
Total U.S. Government & Agency Obligations (cost $24,524,798)			23,238,765
FOREIGN GOVERNMENT OBLIGATIONS — 54.8%
Argentina — 0.8%
Republic of Argentina
4.13%, 07/09/2035(1)		770,000	486,640
Australia — 1.7%
Commonwealth of Australia
0.50%, 09/21/2026	AUD	300,000	184,026
2.75%, 11/21/2027	AUD	350,000	220,928
3.00%, 03/21/2047	AUD	559,000	276,556
3.75%, 05/21/2034	AUD	600,000	374,166
			1,055,676
Austria — 1.1%
Republic of Austria
0.75%, 10/20/2026*	EUR	655,000	676,550
Azerbaijan — 0.8%
Republic of Azerbaijan
3.50%, 09/01/2032		600,000	522,045
Belgium — 0.7%
Kingdom of Belgium
0.40%, 06/22/2040*	EUR	600,000	431,761
Benin — 0.5%
Republic of Benin
7.96%, 02/13/2038		300,000	291,168
Canada — 1.1%
Government of Canada
1.25%, 03/01/2025	CAD	935,000	664,273

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia — 1.1%
Republic of Colombia
4.50%, 03/15/2029		$ 500,000	$ 464,255
7.75%, 11/07/2036		200,000	200,720
			664,975
Dominican Republic — 1.0%
Dominican Republic
5.50%, 02/22/2029		300,000	293,288
5.95%, 01/25/2027		200,000	199,588
6.60%, 06/01/2036*		150,000	152,992
			645,868
Ecuador — 0.9%
Republic of Ecuador
5.00%, 07/31/2040(1)		360,000	179,757
5.50%, 07/31/2035(1)		700,000	384,220
			563,977
Egypt — 1.3%
Arab Republic of Egypt
7.63%, 05/29/2032		250,000	224,362
8.50%, 01/31/2047		350,000	281,554
8.75%, 09/30/2051		400,000	326,600
			832,516
Finland — 0.5%
Republic of Finland
0.13%, 04/15/2052*	EUR	600,000	320,895
France — 3.2%
Government of France
1.25%, 05/25/2034*	EUR	470,000	431,710
1.25%, 05/25/2036*	EUR	935,000	823,321
1.75%, 05/25/2066*	EUR	235,000	161,731
3.50%, 04/25/2026*	EUR	500,000	538,544
			1,955,306
Germany — 2.5%
Federal Republic of Germany
0.50%, 02/15/2026	EUR	468,000	486,265
2.30%, 02/15/2033	EUR	400,000	432,489
4.75%, 07/04/2040	EUR	260,000	362,432
6.50%, 07/04/2027	EUR	200,000	236,002
			1,517,188
Guatemala — 0.8%
Republic of Guatemala
6.55%, 02/06/2037*		200,000	200,400
6.60%, 06/13/2036		300,000	302,400
			502,800
Honduras — 0.5%
Republic of Honduras
8.63%, 11/27/2034*		300,000	299,550
Hungary — 0.7%
Republic of Hungary
6.13%, 05/22/2028		200,000	205,200
6.75%, 09/25/2052		200,000	211,017
			416,217
Security Description		Shares or Principal Amount	Value

Indonesia — 0.9%
Republic of Indonesia
2.15%, 07/28/2031#		$ 400,000	$ 335,899
4.75%, 09/10/2034		200,000	195,323
			531,222
Italy — 4.5%
Republic of Italy
0.60%, 08/01/2031*	EUR	1,000,000	915,239
2.00%, 02/01/2028	EUR	465,000	486,822
2.70%, 03/01/2047*	EUR	470,000	421,965
3.00%, 08/01/2029	EUR	180,000	194,280
4.35%, 11/01/2033	EUR	300,000	348,248
4.75%, 09/01/2028*	EUR	140,000	160,227
6.00%, 05/01/2031	EUR	200,000	251,458
			2,778,239
Ivory Coast — 1.2%
Republic of Ivory Coast
6.13%, 06/15/2033		400,000	363,800
8.25%, 01/30/2037*		200,000	199,090
8.25%, 01/30/2037		200,000	199,090
			761,980
Japan — 6.9%
Government of Japan
0.20%, 06/20/2028	JPY	180,000,000	1,184,363
0.70%, 03/20/2061	JPY	135,000,000	527,821
0.80%, 09/20/2033	JPY	60,000,000	396,443
0.90%, 09/20/2034	JPY	70,000,000	461,282
1.10%, 06/20/2034	JPY	70,000,000	471,195
1.70%, 09/20/2032	JPY	60,000,000	426,864
2.30%, 12/20/2036	JPY	30,000,000	223,535
2.30%, 03/20/2039	JPY	50,000,000	369,701
2.30%, 03/20/2040	JPY	30,000,000	220,854
			4,282,058
Kazakhstan — 0.6%
Republic of Kazakhstan
4.71%, 04/09/2035*		400,000	390,370
Latvia — 0.3%
Republic of Latvia
5.13%, 07/30/2034*		200,000	198,411
Mexico — 0.6%
United Mexican States
2.66%, 05/24/2031		200,000	166,430
10.00%, 11/20/2036	MXN	4,000,000	195,689
			362,119
Montenegro — 0.7%
Republic of Montenegro
7.25%, 03/12/2031*		400,000	414,856
Netherlands — 0.7%
Kingdom of the Netherlands
0.50%, 07/15/2026*	EUR	400,000	413,407
Nigeria — 1.0%
Federal Republic of Nigeria
6.13%, 09/28/2028		650,000	590,432
Oman — 0.3%
Sultanate of Oman
5.38%, 03/08/2027		200,000	199,713

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Pakistan — 0.5%
Islamic Republic of Pakistan
6.00%, 04/08/2026		$ 300,000	$ 280,589
Panama — 0.3%
Republic of Panama
6.70%, 01/26/2036		200,000	197,202
Paraguay — 0.3%
Republic of Paraguay
6.00%, 02/09/2036*		200,000	205,080
Philippines — 1.9%
Republic of the Philippines
3.95%, 01/20/2040		400,000	346,135
4.38%, 03/05/2030		200,000	195,826
5.17%, 10/13/2027		200,000	201,929
5.50%, 03/30/2026		200,000	201,753
ROP Sukuk Trust
5.05%, 06/06/2029*		200,000	201,525
			1,147,168
Poland — 0.3%
Republic of Poland
5.50%, 03/18/2054		200,000	193,908
Qatar — 1.2%
State of Qatar
3.40%, 04/16/2025		400,000	397,816
4.40%, 04/16/2050		200,000	176,960
5.10%, 04/23/2048		200,000	196,132
			770,908
Romania — 0.3%
Government of Romania
5.75%, 03/24/2035*		200,000	184,462
Saudi Arabia — 1.0%
Kingdom of Saudi Arabia
3.45%, 02/02/2061		300,000	195,737
5.75%, 01/16/2054*		400,000	393,996
			589,733
South Africa — 1.0%
Republic of South Africa
7.10%, 11/19/2036*		450,000	454,153
7.30%, 04/20/2052		200,000	189,301
			643,454
Spain — 3.7%
Kingdom of Spain
0.50%, 10/31/2031*	EUR	400,000	369,706
0.85%, 07/30/2037*	EUR	500,000	409,536
1.00%, 10/31/2050*	EUR	470,000	299,631
1.30%, 10/31/2026*	EUR	655,000	682,597
5.75%, 07/30/2032	EUR	400,000	515,934
			2,277,404
Sweden — 0.4%
Kingdom of Sweden
0.75%, 05/12/2028	SEK	2,620,000	233,053
Trinidad and Tobago — 0.3%
Republic of Trinidad & Tobago
5.95%, 01/14/2031		200,000	194,700
Security Description		Shares or Principal Amount	Value

Turkey — 0.6%
Republic of Turkey
4.88%, 04/16/2043#		$ 200,000	$ 145,072
9.38%, 01/19/2033		200,000	229,782
			374,854
United Arab Emirates — 1.7%
Emirate of Abu Dhabi
1.63%, 06/02/2028		400,000	361,805
2.70%, 09/02/2070		400,000	233,098
3.13%, 10/11/2027		200,000	192,525
3.88%, 04/16/2050		300,000	239,971
			1,027,399
United Kingdom — 3.8%
United Kingdom Gilt Treasury
0.88%, 01/31/2046	GBP	468,000	293,961
1.00%, 01/31/2032	GBP	400,000	413,066
1.13%, 01/31/2039	GBP	500,000	416,333
3.25%, 01/31/2033	GBP	300,000	357,761
3.50%, 10/22/2025	GBP	400,000	505,291
4.75%, 12/07/2038	GBP	300,000	393,768
			2,380,180
Uruguay — 0.3%
Oriental Republic of Uruguay
5.10%, 06/18/2050		200,000	191,497
Uzbekistan — 0.3%
Republic of Uzbekistan
7.85%, 10/12/2028*		200,000	208,500
Total Foreign Government Obligations (cost $35,987,709)			33,870,303
Total Long-Term Investment Securities (cost $64,088,874)			60,712,738
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(2)(3) (cost $493,500)		493,500	493,500
TOTAL INVESTMENTS (cost $64,582,374)(4)		99.0%	61,206,238
Other assets less liabilities		1.0	601,376
NET ASSETS		100.0%	$61,807,614
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $11,244,008 representing 18.2% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2024.

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of November 30, 2024.
(3)	At November 30, 2024, the Fund had loaned securities with a total value of $3,185,611. This was secured by collateral of $493,500, which was received in cash and subsequently invested in short-term investments currently valued at $493,500 as reported in the Portfolio of Investments. Additional collateral of $2,808,243 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Home Loan Mtg. Corp.	0.00% to 8.00%	03/01/2025 to 03/25/2058	$1,046,372
Federal National Mtg. Assoc.	0.00% to 10.91%	12/01/2024 to 03/25/2060	1,128,085
Government National Mtg. Assoc.	0.70% to 6.11%	01/16/2041 to 08/20/2063	630,466
United States Treasury Bills	0.00%	02/06/2025	0
United States Treasury Notes/Bonds	3.88% to 4.88%	10/31/2028 to 05/15/2054	3,320
(4)	See Note 4 for cost of investments on a tax basis.
AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
SEK—Swedish Krona

Industry Allocation*
Foreign Government Obligations	54.8%
U.S. Government & Agency Obligations	37.6
Electric	1.8
Oil & Gas	1.5
Short-Term Investments	0.8
Commercial Services	0.4
Food	0.3
Mining	0.3
Chemicals	0.3
Distribution/Wholesale	0.3
Energy-Alternate Sources	0.3
Internet	0.3
Transportation	0.3
99.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$3,603,670	$—	$3,603,670
U.S. Government & Agency Obligations	—	23,238,765	—	23,238,765
Foreign Government Obligations	—	33,870,303	—	33,870,303
Short-Term Investments	493,500	—	—	493,500
Total Investments at Value	$493,500	$60,712,738	$—	$61,206,238
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.9%
Bermuda — 1.7%
Brookfield Infrastructure Partners LP	174,811	$ 6,113,141
Canada — 9.9%
Brookfield Corp.#	155,437	9,542,277
Canada Goose Holdings, Inc.#†	404,809	3,821,397
Canadian Pacific Kansas City, Ltd.	169,316	12,952,496
Shopify, Inc., Class A†	87,503	10,115,347
		36,431,517
Cayman Islands — 1.4%
NU Holdings, Ltd., Class A†	405,623	5,082,456
Denmark — 9.4%
DSV A/S	137,208	29,310,070
Novo Nordisk A/S, Class B	50,526	5,399,666
		34,709,736
France — 17.8%
Hermes International SCA	13,162	28,757,528
L'Oreal SA	24,033	8,357,108
LVMH Moet Hennessy Louis Vuitton SE	14,212	8,867,309
Schneider Electric SE	75,441	19,436,719
		65,418,664
Hong Kong — 2.7%
AIA Group, Ltd.	1,296,118	9,749,720
India — 8.1%
HDFC Bank, Ltd.	563,161	11,947,280
ICICI Bank, Ltd. ADR	424,187	12,958,913
Titan Co., Ltd.	131,803	5,057,646
		29,963,839
Italy — 4.9%
Moncler SpA#	369,141	18,113,076
Japan — 4.2%
Keyence Corp.	36,000	15,621,332
Jersey — 1.3%
Birkenstock Holding PLC†	90,414	4,670,787
Luxembourg — 6.3%
Spotify Technology SA†	48,544	23,153,546
Netherlands — 5.1%
Adyen NV*#†	3,874	5,617,318
ASML Holding NV	19,368	13,330,071
		18,947,389
Sweden — 1.3%
Evolution AB*	54,589	4,777,114
Switzerland — 5.5%
Chocoladefabriken Lindt & Spruengli AG	41	4,662,616
Cie Financiere Richemont SA, Class A#	35,396	4,925,771
Straumann Holding AG#	82,121	10,697,683
		20,286,070
Security Description	Shares or Principal Amount	Value

Taiwan — 5.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	612,000	$ 18,793,691
United Kingdom — 4.9%
London Stock Exchange Group PLC	83,927	12,057,981
Rightmove PLC	732,583	6,008,824
		18,066,805
United States — 7.3%
Liberty Media Corp.-Liberty Formula One, Class C†	98,517	8,704,962
MercadoLibre, Inc.†	9,229	18,321,134
		27,026,096
Total Long-Term Investment Securities (cost $265,573,093)		356,924,979
SHORT-TERM INVESTMENTS — 7.0%
Unaffiliated Investment Companies — 7.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(1)(2) (cost $25,675,169)	25,675,169	25,675,169
TOTAL INVESTMENTS (cost $291,248,262)(3)	103.9%	382,600,148
Other assets less liabilities	(3.9)	(14,336,422)
NET ASSETS	100.0%	$368,263,726
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $10,394,432 representing 2.8% of net assets.
(1)	The rate shown is the 7-day yield as of November 30, 2024.
(2)	At November 30, 2024, the Fund had loaned securities with a total value of $34,691,407. This was secured by collateral of $25,675,169, which was received in cash and subsequently invested in short-term investments currently valued at $25,675,169 as reported in the Portfolio of Investments. Additional collateral of $10,182,558 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
United States Treasury Bills	0.00%	12/26/2024 to 02/27/2025	$864,718
United States Treasury Notes/Bonds	0.13% to 6.25%	07/31/2025 to 02/15/2054	9,317,840
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Industry Allocation*
Internet	15.7%
Apparel	12.5
Transportation	11.4
Semiconductors	8.7
Banks	8.1
Retail	7.6

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Short-Term Investments	7.0%
Electrical Components & Equipment	5.3
Machinery-Diversified	4.2
Diversified Financial Services	3.3
Healthcare-Products	2.9
Insurance	2.7
Private Equity	2.6
Media	2.3
Cosmetics/Personal Care	2.3
Electric	1.7
Commercial Services	1.5
Pharmaceuticals	1.5
Entertainment	1.3
Food	1.3
103.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$6,113,141	$—	$—	$6,113,141
Canada	36,431,517	—	—	36,431,517
Cayman Islands	5,082,456	—	—	5,082,456
India	12,958,913	17,004,926	—	29,963,839
Jersey	4,670,787	—	—	4,670,787
Luxembourg	23,153,546	—	—	23,153,546
United States	27,026,096	—	—	27,026,096
Other Countries	—	224,483,597	—	224,483,597
Short-Term Investments	25,675,169	—	—	25,675,169
Total Investments at Value	$141,111,625	$241,488,523	$—	$382,600,148
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Australia — 3.4%
ALS, Ltd.#	204,741	$ 2,084,789
Bellevue Gold, Ltd.#†	388,308	322,896
Brickworks, Ltd.#	11,294	193,691
Charter Hall Group	91,749	936,827
Cochlear, Ltd.	9,334	1,855,163
Evolution Mining, Ltd.	282,444	930,502
Liberty Financial Group, Ltd.	272,922	563,823
Lovisa Holdings, Ltd.#	17,384	334,461
Nufarm, Ltd.#	115,280	286,021
Orora, Ltd.#	416,993	662,354
Reliance Worldwide Corp, Ltd.	116,025	414,151
SiteMinder, Ltd.#†	127,905	552,794
Stockland	574,247	1,958,305
Ventia Services Group Pty., Ltd.	65,722	195,389
Whitehaven Coal, Ltd.	346,955	1,492,697
Worley, Ltd.	40,641	368,312
		13,152,175
Austria — 1.7%
Addiko Bank AG	19,631	405,181
ANDRITZ AG	29,677	1,659,923
BAWAG Group AG*	41,657	3,301,046
Fabasoft AG	49,359	915,000
Wienerberger AG	11,687	329,337
		6,610,487
Belgium — 0.4%
KBC Ancora#	29,220	1,457,757
Bermuda — 0.2%
Seadrill, Ltd.†	2,556	103,876
Yue Yuen Industrial Holdings, Ltd.	292,500	654,543
		758,419
Brazil — 2.5%
Hapvida Participacoes e Investimentos SA*†	769,193	347,725
Odontoprev SA	977,000	1,766,668
Rumo SA	800,800	2,607,836
TOTVS SA	619,812	2,849,686
WEG SA	224,800	2,030,223
		9,602,138
Canada — 2.9%
Advantage Energy, Ltd.†	97,331	625,632
CCL Industries, Inc.	51,593	2,859,788
Descartes Systems Group, Inc.†	28,695	3,383,598
Faraday Copper Corp.†	804,390	476,837
Lightspeed Commerce, Inc.#†	69,866	1,313,481
Montage Gold Corp.†(1)	701,797	1,112,231
NuVista Energy, Ltd.#†	55,855	541,336
Parex Resources, Inc.#	30,695	328,182
Peyto Exploration & Development Corp.#	40,620	482,456
Topaz Energy Corp.#	9,684	192,553
		11,316,094
Cayman Islands — 1.3%
ENN Energy Holdings, Ltd.	131,650	893,576
Kanzhun, Ltd. ADR†	23,460	316,710
Minth Group, Ltd.†	289,168	501,204
Pony AI, Inc. ADR†	13,100	170,562
Sapiens International Corp. NV	65,489	1,789,814
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
SUNeVision Holdings, Ltd.	868,000	$ 469,410
Zai Lab, Ltd. ADR#†	33,226	958,570
		5,099,846
China — 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd.	1,009,898	584,249
Denmark — 2.1%
Ascendis Pharma A/S ADR†	3,579	487,030
Chemometec A/S	44,110	2,978,181
Dfds A/S	42,386	847,871
Pandora A/S	11,872	1,921,615
Royal Unibrew A/S	15,632	1,178,603
Zealand Pharma A/S†	7,565	787,400
		8,200,700
Finland — 0.5%
Kemira Oyj	51,239	1,008,710
Nokian Renkaat Oyj	17,520	136,451
Vaisala Oyj	16,402	842,598
		1,987,759
France — 3.6%
Air France-KLM†	41,527	325,462
Alten SA	15,272	1,219,124
Ayvens SA*	60,280	395,925
Gaztransport Et Technigaz SA	2,664	387,637
Imerys SA	4,668	139,785
Interparfums SA	55,524	2,323,601
JCDecaux SE†	98,462	1,468,209
Kaufman & Broad SA#	16,309	542,329
Lectra	39,149	1,159,937
Medincell SA†	19,221	368,206
Neurones	37,470	1,780,575
Rubis SCA	25,984	625,093
Thermador Groupe#	16,109	1,184,452
Valeo SE	50,085	413,405
Vetoquinol SA	11,382	937,415
Vicat SACA	6,540	247,834
Wendel SE	6,373	632,924
		14,151,913
Germany — 5.2%
Amadeus Fire AG	9,876	810,018
Atoss Software SE	13,356	1,757,714
Bertrandt AG	9,978	187,698
Carl Zeiss Meditec AG	68,941	4,129,194
CTS Eventim AG & Co. KGaA	26,597	2,351,510
Evotec SE†	69,255	648,009
Fuchs SE (Preference Shares)	42,371	1,902,771
Hensoldt AG	38,627	1,504,411
Hypoport SE†	1,491	306,503
Jenoptik AG	35,443	785,437
KION Group AG	11,612	414,896
Knorr-Bremse AG	28,809	2,200,264
Renk Group AG†	22,253	468,443
STRATEC SE	34,076	1,137,173
TAG Immobilien AG†	43,671	726,181
United Internet AG	63,018	1,046,241
		20,376,463
Hong Kong — 0.5%
Beijing Enterprises Holdings, Ltd.	59,418	189,077

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Dah Sing Financial Holdings, Ltd.	397,338	$ 1,277,810
Hysan Development Co., Ltd.	266,000	432,643
		1,899,530
India — 1.4%
AIA Engineering, Ltd.	17,311	717,619
Ashok Leyland, Ltd.	113,891	312,663
Britannia Industries, Ltd.	16,671	974,626
Coforge, Ltd.	17,169	1,766,412
Triveni Turbine, Ltd.	176,686	1,610,820
		5,382,140
Indonesia — 0.4%
Indofood CBP Sukses Makmur Tbk PT	869,200	653,205
Selamat Sempurna Tbk PT	8,965,800	1,049,601
		1,702,806
Ireland — 0.6%
Bank of Cyprus Holdings PLC	114,597	534,501
Bank of Cyprus Holdings PLC	13,952	64,967
ICON PLC†	7,635	1,605,259
		2,204,727
Israel — 2.4%
Camtek, Ltd.#	11,870	884,315
Fiverr International, Ltd.#†	81,293	2,650,965
Melisron, Ltd.	17,213	1,529,549
NICE, Ltd. ADR†	17,147	3,128,299
Tower Semiconductor, Ltd.†	24,293	1,144,929
		9,338,057
Italy — 3.9%
Banca Generali SpA#	15,151	711,107
Banca Monte dei Paschi di Siena SpA	181,590	1,193,090
BFF Bank SpA*#	104,384	990,943
Brunello Cucinelli SpA#	11,451	1,136,457
Buzzi SpA	10,848	460,454
Carel Industries SpA*#	47,318	940,834
De' Longhi SpA	24,640	739,192
DiaSorin SpA#	25,678	2,873,153
Eurogroup Laminations SpA#	55,214	159,682
Interpump Group SpA#	36,276	1,691,994
Italgas SpA#	159,538	958,270
Recordati Industria Chimica e Farmaceutica SpA#	34,480	1,881,439
Saipem SpA†	96,919	250,494
Technoprobe SpA#†	128,804	797,609
Tinexta SpA#	64,163	534,710
		15,319,428
Japan — 28.8%
ABC-Mart, Inc.	61,319	1,265,565
Adastria Co., Ltd.	36,903	904,349
ADEKA Corp.	10,900	200,917
Aeon Mall Co., Ltd.	71,000	956,461
Air Water, Inc.	29,200	362,337
Amada Co., Ltd.	40,000	386,640
As One Corp.	64,900	1,181,103
ASKUL Corp.#	84,900	1,059,190
Azbil Corp.	408,400	3,273,440
BayCurrent, Inc.	20,337	738,484
Canon Marketing Japan, Inc.	30,769	990,602
COMSYS Holdings Corp.	16,300	356,101
Daicel Corp.	22,600	200,529
Security Description	Shares or Principal Amount	Value

Japan (continued)
Daito Trust Construction Co., Ltd.	11,092	$ 1,235,998
Denka Co., Ltd.#	6,500	92,288
Disco Corp.	4,500	1,226,300
DMG Mori Co., Ltd.	15,200	260,355
Ebara Corp.	47,400	712,572
eGuarantee, Inc.	60,600	637,016
en Japan, Inc.	54,000	749,082
EXEO Group, Inc.	31,000	363,507
FP Corp.#	28,500	522,420
Fujikura, Ltd.	55,000	1,964,275
Fujimi, Inc.	45,200	712,506
Fujitec Co., Ltd.	5,100	200,406
Fukui Computer Holdings, Inc.	54,100	1,039,247
Fukuyama Transporting Co., Ltd.#	16,500	416,628
Funai Soken Holdings, Inc.#	71,000	1,137,027
GMO Financial Gate, Inc.	9,258	439,031
Hakuhodo DY Holdings, Inc.#	244,000	1,873,429
Hirose Electric Co., Ltd.	11,800	1,421,591
IHI Corp.	13,300	688,448
Inaba Denki Sangyo Co., Ltd.	11,300	287,466
INFRONEER Holdings, Inc.	17,400	141,379
Invincible Investment Corp.	1,216	517,202
Japan Airport Terminal Co., Ltd.	19,700	691,703
Japan Elevator Service Holdings Co., Ltd.	142,100	2,584,919
Japan Real Estate Investment Corp.	254	940,663
Japan Steel Works, Ltd.	6,500	279,914
JCU Corp.	39,600	1,074,252
JGC Holdings Corp.	26,400	229,314
Kansai Paint Co., Ltd.	21,500	306,953
Katitas Co., Ltd.	130,100	1,830,084
Kawasaki Heavy Industries, Ltd.	16,100	597,561
Kinden Corp.	12,200	251,894
Koito Manufacturing Co., Ltd.	27,700	361,632
Kokuyo Co., Ltd.	37,805	707,752
Konami Group Corp.	11,200	1,100,693
Kurita Water Industries, Ltd.	8,200	313,274
Kyoto Financial Group, Inc.#	87,600	1,335,306
Kyudenko Corp.	7,900	271,929
Kyushu Electric Power Co., Inc.	269,700	2,664,840
Lintec Corp.	9,300	186,156
Lixil Corp.	30,700	350,963
M3, Inc.	87,705	846,879
Marui Group Co., Ltd.	96,376	1,560,116
Mebuki Financial Group, Inc.	512,000	2,278,562
Medikit Co., Ltd.	29,300	540,160
MEITEC Group Holdings, Inc.	93,900	1,776,363
MIRAIT ONE corp	15,700	227,061
MISUMI Group, Inc.	158,500	2,578,062
Mitsubishi Gas Chemical Co., Inc.	16,800	317,159
Miura Co., Ltd.	10,900	272,861
MonotaRO Co., Ltd.#	103,100	1,840,310
Nabtesco Corp.	16,100	259,967
NGK Insulators, Ltd.	22,800	300,928
Nichias Corp.	5,100	199,376
Nifco Inc/Japan	27,728	666,463
Nippon Shokubai Co., Ltd.	16,400	199,347
Nissan Chemical Corp.	11,100	386,103
NOF Corp.	122,900	1,838,662
NSD Co., Ltd.	103,200	2,371,818
NSK, Ltd.	35,600	156,826
Nxera Pharma Co., Ltd.#†	64,500	483,118
OBIC Business Consultants Co., Ltd.	54,098	2,582,454
Obic Co., Ltd.	146,600	4,813,402

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
PALTAC Corp.	22,100	$ 636,906
Penta-Ocean Construction Co., Ltd.	31,100	127,609
Persol Holdings Co., Ltd.	404,600	625,588
Rakus Co., Ltd.	29,444	402,693
Rakuten Bank, Ltd.†	73,700	2,119,968
Resonac Holdings Corp.#	15,800	431,674
Sansan, Inc.†	35,247	497,506
Sanwa Holdings Corp.	18,600	561,800
SCSK Corp.	91,200	1,848,830
Sega Sammy Holdings, Inc.#	92,751	1,632,383
Seria Co., Ltd.	126,800	2,373,718
Shimamura Co., Ltd.	33,550	1,904,847
Shimano, Inc.	12,100	1,696,655
Shimizu Corp.#	53,900	428,717
Shin-Etsu Polymer Co., Ltd.	26,400	282,930
SHO-BOND Holdings Co., Ltd.#	66,900	2,324,077
SMS Co., Ltd.	153,300	1,711,021
Socionext, Inc.	67,949	1,101,388
Sohgo Security Services Co., Ltd.	141,300	1,060,162
Sojitz Corp.	25,300	517,198
Sumitomo Chemical Co., Ltd.#	126,200	306,059
Sumitomo Forestry Co., Ltd.	26,399	1,004,219
Sumitomo Heavy Industries, Ltd.	16,500	350,432
Sysmex Corp.	118,700	2,514,809
Taiheiyo Cement Corp.	8,800	224,379
TechnoPro Holdings, Inc.	175,697	3,231,739
Teijin, Ltd.	16,000	140,954
THK Co., Ltd.	18,100	437,007
TKC Corp.	63,700	1,644,619
Tokyo Seimitsu Co., Ltd.	23,100	1,120,617
Tokyu Fudosan Holdings Corp.	215,242	1,416,783
Tosoh Corp.	22,100	305,007
Toyo Suisan Kaisha, Ltd.	24,600	1,729,795
UBE Corp.	11,900	191,432
USS Co., Ltd.	193,100	1,792,635
Visional, Inc.†	8,707	457,263
Yamaha Corp.	116,504	874,583
Zuken, Inc.	28,000	825,470
		111,943,162
Jersey — 1.1%
JTC PLC*	144,217	1,861,919
MAC Copper, Ltd. CDI†	181,153	2,320,721
		4,182,640
Luxembourg — 0.2%
B&M European Value Retail SA	70,271	310,739
Subsea 7 SA	31,712	501,880
		812,619
Mexico — 0.5%
Gruma SAB de CV, Class B	92,710	1,579,806
Grupo Traxion SAB de CV*#†	312,300	261,023
		1,840,829
Netherlands — 1.8%
Arcadis NV	11,862	781,732
Corbion NV	8,884	206,010
IMCD NV#	9,843	1,480,666
Immatics NV†	69,384	577,275
Koninklijke Vopak NV	49,671	2,325,870
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Merus NV†	16,224	$ 727,484
Technip Energies NV	34,343	844,177
		6,943,214
New Zealand — 0.1%
Fletcher Building, Ltd.#†	112,610	207,940
Norway — 0.9%
Aker ASA, Class A	6,976	363,722
DOF Group ASA†	34,855	268,613
Medistim ASA	38,355	528,190
SmartCraft ASA†	340,113	873,002
Storebrand ASA	150,405	1,652,485
		3,686,012
Poland — 0.0%
Alior Bank SA	5,733	129,011
Russia — 0.0%
Detsky Mir PJSC†(1)(2)	601,792	0
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0
		0
Singapore — 0.7%
BOC Aviation, Ltd.*	172,762	1,336,316
ComfortDelGro Corp., Ltd.	259,000	282,420
Keppel DC REIT	670,878	1,113,692
		2,732,428
Slovenia — 0.3%
Nova Ljubljanska Banka dd GDR	44,370	1,172,582
South Africa — 0.2%
Hudaco Industries, Ltd.	65,302	726,532
South Korea — 0.9%
Coway Co., Ltd.	35,183	1,663,579
NICE Information Service Co., Ltd.	88,011	761,163
Park Systems Corp.	7,730	1,135,329
		3,560,071
Spain — 0.7%
Almirall SA	73,051	684,285
Fluidra SA#	48,558	1,267,063
Melia Hotels International SA	96,820	690,795
Unicaja Banco SA*	52,532	67,620
		2,709,763
Sweden — 5.3%
AddTech AB, Class B	62,162	1,709,950
Billerud Aktiebolag	87,452	767,513
Biotage AB	101,197	1,413,937
Bravida Holding AB*	89,168	644,476
Cibus Nordic Real Estate AB publ	110,438	1,772,279
Epiroc AB, Class A	75,278	1,372,184
Hexpol AB	140,143	1,359,633
Karnov Group AB†	296,313	2,208,767
Lifco AB, Class B	68,706	2,085,668
Loomis AB	37,969	1,162,325
MIPS AB	46,166	2,053,058
Mycronic AB	50,628	1,796,985
Pandox AB	11,133	196,542
Sdiptech AB†	54,965	1,152,974
Thule Group AB*	25,637	807,567
		20,503,858

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland — 5.0%
Belimo Holding AG	3,032	$ 2,026,482
Bossard Holding AG#	4,660	1,054,680
Forbo Holding AG	603	534,178
Interroll Holding AG	446	1,100,073
Kardex Holding AG	4,692	1,455,153
LEM Holding SA#	990	880,011
Partners Group Holding AG#	2,529	3,690,199
PSP Swiss Property AG	9,224	1,345,486
Siegfried Holding AG	1,452	1,834,067
Tecan Group AG#	10,176	2,430,016
VZ Holding AG	18,754	3,103,341
		19,453,686
Taiwan — 1.9%
Advantech Co., Ltd.	151,000	1,565,675
ASPEED Technology, Inc.	10,941	1,384,412
Chroma ATE, Inc.	121,888	1,549,518
Gudeng Precision Industrial Co., Ltd.	37,300	571,183
Nien Made Enterprise Co., Ltd.	123,000	1,525,639
Unimicron Technology Corp.	154,000	710,476
		7,306,903
United Kingdom — 15.8%
Allfunds Group PLC	132,035	779,369
Autolus Therapeutics PLC ADR†	148,399	492,685
Beazley PLC	274,869	2,721,015
Bellway PLC	13,451	429,599
Big Yellow Group PLC	62,307	850,705
Bunzl PLC	46,746	2,120,257
Currys PLC†	553,236	562,015
Deliveroo PLC*†	699,175	1,334,755
Diploma PLC	31,994	1,816,805
Elementis PLC	413,368	703,107
Genus PLC	30,398	665,041
Greggs PLC	44,522	1,533,499
Halma PLC	65,947	2,276,879
Hammerson PLC	768,383	2,862,129
Harbour Energy PLC	122,377	404,521
Hill & Smith PLC	65,901	1,735,169
Howden Joinery Group PLC	161,805	1,683,380
IMI PLC	206,406	4,789,603
Immunocore Holdings PLC ADR#†	19,168	627,560
Inchcape PLC	95,240	934,961
Intermediate Capital Group PLC	26,028	702,896
Intertek Group PLC	23,057	1,384,849
JD Sports Fashion PLC	257,985	334,346
JET2 PLC	11,034	221,266
Marks & Spencer Group PLC	540,525	2,639,697
Pennon Group PLC	111,809	859,445
Rathbones Group PLC	76,568	1,628,106
Restore PLC#	307,720	1,043,382
Rightmove PLC	206,213	1,691,409
Rotork PLC	827,064	3,513,580
RS Group PLC	88,568	806,201
Sabre Insurance Group PLC*	447,248	747,381
Smiths Group PLC	55,713	1,257,932
Softcat PLC	103,991	2,090,074
Spectris PLC	42,933	1,384,920
Spirax Group PLC	24,738	2,261,538
Synthomer PLC†	95,656	203,658
Tate & Lyle PLC	157,528	1,479,125
Trainline PLC*†	511,400	2,659,551
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Verona Pharma PLC ADR†	37,837	$ 1,499,480
Weir Group PLC	89,985	2,547,737
WH Smith PLC	71,807	1,125,909
		61,405,536
Total Common Stocks (cost $352,778,382)		378,461,474
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
United States — 1.1%
iShares MSCI EAFE Small-Cap ETF (cost $4,308,648)	67,483	4,317,562
RIGHTS — 0.0%
Singapore — 0.0%
Keppel DC REIT Expires 12/10/2024, Strike Price SGD 2.03† (cost $0)	57,695	8,279
Total Long-Term Investment Securities (cost $357,087,030)		382,787,315
SHORT-TERM INVESTMENTS — 4.8%
Unaffiliated Investment Companies — 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(3)(4) (cost $18,521,770)	18,521,770	18,521,770
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 11/29/2024, to be repurchased 12/02/2024 in the amount of $315,343 and collateralized by $319,300 of United States Treasury Notes, bearing interest at 4.00% due 02/15/2026 and having an approximate value of $321,777 (cost $315,305)	$ 315,305	315,305
TOTAL INVESTMENTS (cost $375,924,105)(5)	103.4%	401,624,390
Other assets less liabilities	(3.4)	(13,110,045)
NET ASSETS	100.0%	$388,514,345
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $15,697,081 representing 4.0% of net assets.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Detsky Mir PJSC
	12/02/2020	534,295	$989,158
	02/22/2021	56,107	109,095
	03/18/2021	11,390	20,905
		601,792	1,119,158	$0	$0.00	0.0%
Montage Gold Corp.	07/18/2024	701,797	895,574	1,112,231	1.58	0.3
Moscow Exchange MICEX-RTS PJSC
	03/26/2020	27,771	33,435
	03/27/2020	156,529	182,610
	10/19/2020	21,342	40,021
		205,642	256,066	0	0.00	0.0
				$1,112,231		0.3%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(2)	Securities classified as Level 3 (see Note 2).
(3)	The rate shown is the 7-day yield as of November 30, 2024.
(4)	At November 30, 2024, the Fund had loaned securities with a total value of $29,586,453. This was secured by collateral of $18,521,770, which was received in cash and subsequently invested in short-term investments currently valued at $18,521,770 as reported in the Portfolio of Investments. Additional collateral of $12,434,879 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Government National Mtg. Assoc.	2.30% to 6.00%	07/20/2048 to 03/20/2064	$261,039
United States Treasury Bills	0.00%	12/26/2024 to 10/30/2025	1,011,873
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 02/15/2054	11,161,967
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CDI—CHESS Depositary Interest
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt

Industry Allocation*
Software	6.4%
Machinery-Diversified	6.4
Healthcare-Products	5.3
Computers	5.1
Commercial Services	5.0

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Short-Term Investments	4.8%
Electronics	4.8
Internet	4.2
Retail	4.0
Banks	3.9
Miscellaneous Manufacturing	3.0
Diversified Financial Services	3.0
Food	2.7
Chemicals	2.7
Distribution/Wholesale	2.6
Real Estate	2.4
Pharmaceuticals	2.4
Semiconductors	2.4
Engineering & Construction	2.4
Building Materials	2.3
REITS	2.2
Insurance	1.9
Leisure Time	1.3
Mining	1.3
Packaging & Containers	1.2
Home Furnishings	1.2
Transportation	1.2
Private Equity	1.2
Auto Parts & Equipment	1.1
Unaffiliated Investment Companies	1.1
Machinery-Construction & Mining	1.1
Metal Fabricate/Hardware	1.0
Advertising	0.9
Oil & Gas	0.9
Biotechnology	0.8
Pipelines	0.7
Electric	0.7
Entertainment	0.6
Cosmetics/Personal Care	0.6
Healthcare-Services	0.6
Gas	0.6
Electrical Components & Equipment	0.5
Aerospace/Defense	0.5
Environmental Control	0.4
Housewares	0.4
Coal	0.4
Beverages	0.3
Oil & Gas Services	0.3
Forest Products & Paper	0.3
Investment Companies	0.3
Office/Business Equipment	0.3
Home Builders	0.2
Water	0.2
Hand/Machine Tools	0.2
Lodging	0.2
Agriculture	0.2
Apparel	0.2
Airlines	0.2
Repurchase Agreements	0.1
Auto Manufacturers	0.1
Iron/Steel	0.1
103.4%
*	Calculated as a percentage of net assets

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$103,876	$654,543	$—	$758,419
Brazil	9,602,138	—	—	9,602,138
Canada	10,203,863	1,112,231	—	11,316,094
Cayman Islands	3,235,656	1,864,190	—	5,099,846
Denmark	487,030	7,713,670	—	8,200,700
Ireland	1,670,226	534,501	—	2,204,727
Israel	7,808,508	1,529,549	—	9,338,057
Mexico	1,840,829	—	—	1,840,829
Netherlands	1,304,759	5,638,455	—	6,943,214
Russia	—	—	0	0
United Kingdom	2,619,725	58,785,811	—	61,405,536
Other Countries	—	261,751,914	—	261,751,914
Unaffiliated Investment Companies	4,317,562	—	—	4,317,562
Rights	8,279	—	—	8,279
Short-Term Investments	18,521,770	—	—	18,521,770
Repurchase Agreements	—	315,305	—	315,305
Total Investments at Value	$61,724,221	$339,900,169	$0	$401,624,390
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.3%
Australia — 5.7%
APA Group	109,780	$ 517,311
ASX, Ltd.	8,252	355,986
BlueScope Steel, Ltd.	73,277	1,059,987
Brambles, Ltd.	74,556	926,725
Cochlear, Ltd.	3,468	689,277
Computershare, Ltd.	26,606	554,094
CSL, Ltd.	17,972	3,313,494
Goodman Group	58,366	1,451,170
GPT Group	90,203	280,443
Macquarie Group, Ltd.	15,949	2,390,786
Mineral Resources, Ltd.	13,213	291,016
Mirvac Group	88,325	124,909
Northern Star Resources, Ltd.	95,241	1,086,496
Origin Energy, Ltd.	39,771	282,168
QBE Insurance Group, Ltd.	54,012	706,835
Ramsay Health Care, Ltd.	13,683	353,748
Scentre Group	254,265	611,428
Sonic Healthcare, Ltd.	46,939	875,866
South32, Ltd.	428,537	1,049,018
Stockland	125,282	427,238
Suncorp Group, Ltd.	64,547	830,817
Telstra Group, Ltd.	282,759	727,503
Transurban Group	193,001	1,613,061
Vicinity, Ltd.	243,057	343,001
Washington H. Soul Pattinson & Co., Ltd.	53,469	1,210,129
Westpac Banking Corp.	132,106	2,879,700
WiseTech Global, Ltd.	4,706	395,606
Woodside Energy Group, Ltd.	116,116	1,863,537
		27,211,349
Austria — 0.4%
Erste Group Bank AG	14,104	773,726
OMV AG	24,613	987,990
Verbund AG	2,370	189,283
		1,950,999
Belgium — 0.7%
Ageas SA	3,735	188,604
D'ieteren Group	2,435	519,554
Elia Group SA	1,177	110,353
Groupe Bruxelles Lambert NV	11,917	824,828
KBC Group NV	14,759	1,067,194
Sofina SA	394	91,479
Syensqo SA	5,299	393,398
		3,195,410
Bermuda — 0.1%
Aegon, Ltd.	56,420	365,596
CK Infrastructure Holdings, Ltd.	12,000	82,542
Hongkong Land Holdings, Ltd.	19,900	90,577
		538,715
Cayman Islands — 0.6%
CK Asset Holdings, Ltd.	150,808	622,772
Futu Holdings, Ltd. ADR†	1,665	145,238
HKT Trust & HKT, Ltd.	190,000	236,760
Sea, Ltd. ADR†	6,920	787,496
SITC International Holdings Co., Ltd.	44,000	114,272
WH Group, Ltd.*	949,500	754,071
Wharf Real Estate Investment Co., Ltd.	80,000	214,371
		2,874,980
Security Description	Shares or Principal Amount	Value

Denmark — 3.4%
AP Moller-Maersk A/S, Series B	190	$ 323,526
Coloplast A/S, Class B	2,660	336,350
Demant A/S†	3,797	145,006
DSV A/S	7,572	1,617,514
Genmab A/S†	2,693	579,495
Novo Nordisk A/S, Class B	101,518	10,849,133
Novonesis (Novozymes), Class B	12,002	706,187
Orsted A/S*†	5,503	305,914
Pandora A/S	5,429	878,744
Vestas Wind Systems A/S†	30,336	474,489
		16,216,358
Finland — 0.8%
Elisa Oyj	2,792	126,642
Kesko Oyj, Class B	9,061	180,352
Kone Oyj, Class B	7,737	402,428
Neste Oyj	22,650	344,947
Nokia Oyj	199,833	841,509
Orion Oyj, Class B	19,053	902,211
Sampo Oyj, Class A	14,827	635,461
UPM-Kymmene Oyj	23,537	619,744
		4,053,294
France — 8.5%
Accor SA	7,458	344,706
Aeroports de Paris SA	2,265	262,441
Air Liquide SA	29,234	4,873,893
Alstom SA†	9,565	215,470
Amundi SA*	3,249	211,597
AXA SA	125,186	4,380,273
BioMerieux	1,473	154,086
Bureau Veritas SA	8,176	248,985
Capgemini SE	7,726	1,244,495
Cie Generale des Etablissements Michelin SCA	48,572	1,589,817
Covivio SA	2,965	163,033
Credit Agricole SA	98,591	1,325,796
Dassault Systemes SE	32,056	1,108,324
Edenred SE	15,446	511,562
Eiffage SA	10,976	991,071
EssilorLuxottica SA	16,045	3,901,749
Eurazeo SE	4,129	303,564
Gecina SA	2,282	230,097
Getlink SE	33,593	549,506
Hermes International SCA	1,895	4,140,367
Ipsen SA	7,508	868,788
Klepierre SA	15,021	454,952
Legrand SA	7,797	781,713
Publicis Groupe SA	13,261	1,441,238
Sartorius Stedim Biotech	1,434	273,628
Schneider Electric SE	20,337	5,239,652
Sodexo SA	7,263	603,903
Veolia Environnement SA	24,111	703,660
Vinci SA	28,924	3,056,694
Vivendi SE	26,488	243,249
		40,418,309
Germany — 8.2%
Bayerische Motoren Werke AG	32,572	2,413,626
Bayerische Motoren Werke AG (Preference Shares)	7,268	495,997
Beiersdorf AG	15,175	1,970,561
Brenntag SE	3,506	226,208
Carl Zeiss Meditec AG	1,179	70,616
Commerzbank AG	49,330	757,704
Continental AG	6,169	404,839

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Covestro AG*†	7,745	$ 473,369
Daimler Truck Holding AG	18,417	697,872
Deutsche Boerse AG	8,526	1,998,912
Deutsche Post AG	12,860	473,146
Evonik Industries AG	10,739	197,387
GEA Group AG	6,478	324,453
Hannover Rueck SE	3,473	908,403
Henkel AG & Co. KGaA	20,715	1,574,768
Henkel AG & Co. KGaA (Preference Shares)	16,643	1,422,417
Infineon Technologies AG	46,853	1,527,953
Knorr-Bremse AG	1,645	125,635
Merck KGaA	10,379	1,554,002
Muenchener Rueckversicherungs-Gesellschaft AG	6,969	3,648,293
Nemetschek SE	2,166	224,990
Puma SE	8,092	378,612
SAP SE	38,181	9,087,647
Sartorius AG (Preference Shares)	1,031	237,470
Siemens AG	25,358	4,905,670
Siemens Healthineers AG*	20,081	1,090,429
Symrise AG	5,541	612,656
Vonovia SE	23,400	778,756
Zalando SE*†	6,180	192,246
		38,774,637
Hong Kong — 2.0%
AIA Group, Ltd.	407,200	3,063,059
BOC Hong Kong Holdings, Ltd.	184,500	569,463
Hang Seng Bank, Ltd.	32,100	384,786
Henderson Land Development Co., Ltd.	130,503	409,608
Hong Kong & China Gas Co., Ltd.	590,252	450,028
Hong Kong Exchanges & Clearing, Ltd.	37,900	1,446,217
Link REIT	67,460	294,797
MTR Corp., Ltd.	175,500	619,322
Power Assets Holdings, Ltd.	64,000	418,528
Sun Hung Kai Properties, Ltd.	74,500	744,844
Swire Pacific, Ltd., Class A	45,500	377,311
Techtronic Industries Co., Ltd.	45,500	641,698
		9,419,661
Ireland — 0.5%
DCC PLC	7,346	535,605
James Hardie Industries PLC CDI†	8,921	329,803
Kerry Group PLC, Class A	14,326	1,386,174
		2,251,582
Israel — 0.9%
Bank Hapoalim BM	66,919	769,258
Bank Leumi Le-Israel BM	90,689	1,033,987
Check Point Software Technologies, Ltd.†	1,847	336,154
CyberArk Software, Ltd.†	579	187,312
ICL Group, Ltd.	43,254	195,809
Israel Discount Bank, Ltd., Class A	57,926	381,389
Mizrahi Tefahot Bank, Ltd.	11,712	506,359
Nice, Ltd.†	2,560	465,935
Wix.com, Ltd.†	1,386	310,104
		4,186,307
Italy — 2.8%
Amplifon SpA	6,487	165,050
DiaSorin SpA	1,255	140,424
FinecoBank Banca Fineco SpA	21,030	338,176
Generali	112,490	3,221,299
Infrastrutture Wireless Italiane SpA*	48,251	497,701
Security Description	Shares or Principal Amount	Value

Italy (continued)
Intesa Sanpaolo SpA	438,334	$ 1,679,985
Mediobanca Banca di Credito Finanziario SpA	81,957	1,195,932
Moncler SpA	19,454	954,572
Nexi SpA*†	11,460	67,894
Poste Italiane SpA*	65,033	914,528
Prysmian SpA	4,146	273,541
Recordati Industria Chimica e Farmaceutica SpA	26,864	1,465,864
Snam SpA	279,780	1,306,495
Terna - Rete Elettrica Nazionale	111,052	941,252
		13,162,713
Japan — 23.1%
Advantest Corp.	15,200	839,670
Aeon Co., Ltd.	37,700	905,838
Aisin Corp.	16,800	177,625
Ajinomoto Co., Inc.	29,400	1,243,247
ANA Holdings, Inc.	9,100	175,891
Asahi Kasei Corp.	21,300	152,295
Astellas Pharma, Inc.	136,500	1,421,862
Bandai Namco Holdings, Inc.	11,400	241,155
Bridgestone Corp.	29,600	1,060,892
Canon, Inc.	48,800	1,590,844
Central Japan Railway Co.	44,600	921,499
Chiba Bank, Ltd.	11,600	97,161
Chubu Electric Power Co., Inc.	4,900	51,906
Chugai Pharmaceutical Co., Ltd.	41,800	1,846,207
Dai-ichi Life Holdings, Inc.	41,100	1,115,954
Daiichi Sankyo Co., Ltd.	76,000	2,418,297
Denso Corp.	91,300	1,303,474
East Japan Railway Co.	44,600	871,721
Eisai Co., Ltd.	15,200	476,768
ENEOS Holdings, Inc.	519,800	2,816,851
FANUC Corp.	33,900	878,400
Fast Retailing Co., Ltd.	6,400	2,191,101
FUJIFILM Holdings Corp.	43,900	992,777
Fujitsu, Ltd.	42,600	818,000
Hankyu Hanshin Holdings, Inc.	11,600	318,720
Hitachi, Ltd.	188,500	4,701,306
Hoya Corp.	11,600	1,497,819
Idemitsu Kosan Co., Ltd.	172,900	1,157,324
Inpex Corp.	89,400	1,194,472
Isuzu Motors, Ltd.	59,200	801,847
ITOCHU Corp.	36,700	1,816,228
Japan Airlines Co., Ltd.	5,400	90,184
JFE Holdings, Inc.	86,100	984,813
Kajima Corp.	32,800	600,720
Kao Corp.	25,100	1,093,851
KDDI Corp.	74,900	2,479,874
Keyence Corp.	6,400	2,777,126
Komatsu, Ltd.	37,300	1,011,567
Kubota Corp.	38,900	488,087
Kyocera Corp.	36,100	352,144
Kyowa Kirin Co., Ltd.	38,900	647,008
Lasertec Corp.	800	88,849
M3, Inc.	11,100	107,182
Marubeni Corp.	79,500	1,202,347
MEIJI Holdings Co., Ltd.	23,800	509,220
Mitsubishi Chemical Group Corp.	86,900	457,009
Mitsubishi Corp.	169,300	2,866,263
Mitsubishi Estate Co., Ltd.	54,800	778,250
Mitsui Fudosan Co., Ltd.	115,300	969,545
Mizuho Financial Group, Inc.	121,900	3,079,881
MS&AD Insurance Group Holdings, Inc.	57,000	1,258,793

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Murata Manufacturing Co., Ltd.	64,100	$ 1,078,550
Nexon Co., Ltd.	12,200	170,700
NIDEC Corp.	15,600	287,988
Nintendo Co., Ltd.	42,200	2,475,856
Nippon Paint Holdings Co., Ltd.	17,500	119,894
Nippon Yusen KK	16,300	523,563
Nissin Foods Holdings Co., Ltd.	22,500	599,985
Nitori Holdings Co., Ltd.	1,200	154,363
NTT Data Group Corp.	18,000	349,516
Obayashi Corp.	24,000	343,274
Ono Pharmaceutical Co., Ltd.	43,100	497,831
Oriental Land Co., Ltd.	39,200	916,381
ORIX Corp.	55,100	1,242,457
Osaka Gas Co., Ltd.	41,000	900,738
Otsuka Holdings Co., Ltd.	32,500	1,889,303
Pan Pacific International Holdings Corp.	20,200	515,059
Rakuten Group, Inc.†	11,700	67,310
Recruit Holdings Co., Ltd.	38,900	2,708,386
Renesas Electronics Corp.	18,900	249,135
Resona Holdings, Inc.	95,700	807,339
Secom Co., Ltd.	11,200	391,614
Sekisui House, Ltd.	16,100	381,759
Seven & i Holdings Co., Ltd.	34,700	598,197
SG Holdings Co., Ltd.	6,800	66,672
Shimano, Inc.	2,300	322,505
Shin-Etsu Chemical Co., Ltd.	80,800	3,008,636
Shionogi & Co., Ltd.	55,500	787,027
Shiseido Co., Ltd.	18,700	337,999
Shizuoka Financial Group, Inc.	6,700	59,771
SMC Corp.	1,500	638,599
SoftBank Corp.	1,018,000	1,314,868
SoftBank Group Corp.	36,700	2,199,728
Sony Group Corp.	207,000	4,132,489
Subaru Corp.	54,800	884,330
Sumitomo Corp.	55,800	1,200,179
Sumitomo Electric Industries, Ltd.	62,900	1,216,526
Sumitomo Metal Mining Co., Ltd.	9,700	240,215
Sumitomo Mitsui Financial Group, Inc.	194,100	4,776,774
Sumitomo Realty & Development Co., Ltd.	4,300	133,657
Suntory Beverage & Food, Ltd.	24,900	848,435
Suzuki Motor Corp.	100,500	1,076,424
Sysmex Corp.	8,200	173,727
TDK Corp.	28,500	368,711
Terumo Corp.	45,000	919,630
Tokio Marine Holdings, Inc.	70,900	2,647,517
Tokyo Electron, Ltd.	13,200	2,052,937
Tokyo Gas Co., Ltd.	36,300	1,076,648
Tokyu Corp.	19,800	231,837
Toppan Holdings, Inc.	600	16,102
Toray Industries, Inc.	61,300	391,682
TOTO, Ltd.	800	21,948
Toyota Industries Corp.	7,200	538,363
Unicharm Corp.	25,800	668,280
West Japan Railway Co.	21,800	410,820
Yakult Honsha Co., Ltd.	23,000	469,763
Yamaha Motor Co., Ltd.	111,900	975,739
		109,417,600
Jersey — 0.2%
WPP PLC	110,985	1,216,280
Security Description	Shares or Principal Amount	Value

Luxembourg — 0.5%
Eurofins Scientific SE	3,440	$ 170,321
Tenaris SA	104,463	2,008,631
		2,178,952
Netherlands — 7.2%
ABN AMRO Bank NV CVA*	29,367	455,632
Adyen NV*†	697	1,010,653
AerCap Holdings NV	2,934	291,522
Akzo Nobel NV	10,862	633,646
Argenx SE†	1,997	1,236,678
ASM International NV	888	480,438
ASML Holding NV	13,422	9,237,723
EXOR NV	11,715	1,157,221
Ferrari NV	9,498	4,145,998
Ferrovial SE	45,805	1,889,649
ING Groep NV	162,839	2,524,776
JDE Peet's NV	33,914	676,811
Koninklijke Ahold Delhaize NV	66,868	2,308,367
Koninklijke KPN NV	320,461	1,245,044
NN Group NV	20,651	959,477
Prosus NV	62,189	2,536,034
QIAGEN NV	11,045	483,892
STMicroelectronics NV	27,063	691,543
Universal Music Group NV	24,109	580,417
Wolters Kluwer NV	9,626	1,605,997
		34,151,518
New Zealand — 0.3%
Auckland International Airport, Ltd.	92,992	427,680
Fisher & Paykel Healthcare Corp., Ltd.	19,158	435,071
Mercury NZ, Ltd.	24,036	94,402
Meridian Energy, Ltd.	45,880	168,909
Xero, Ltd.†	3,014	342,576
		1,468,638
Norway — 0.9%
Aker BP ASA	27,835	571,888
DNB Bank ASA	15,604	326,322
Equinor ASA	69,499	1,685,909
Mowi ASA	27,884	507,833
Orkla ASA	58,806	544,617
Telenor ASA	28,132	331,502
Yara International ASA	5,783	162,826
		4,130,897
Portugal — 0.7%
EDP SA	272,359	985,480
Galp Energia SGPS SA	91,162	1,499,472
Jeronimo Martins SGPS SA	37,592	732,524
		3,217,476
Singapore — 1.3%
DBS Group Holdings, Ltd.	84,590	2,687,520
Keppel, Ltd.	43,600	219,386
Oversea-Chinese Banking Corp., Ltd.	158,600	1,931,997
United Overseas Bank, Ltd.	45,000	1,218,686
		6,057,589
Spain — 1.1%
Aena SME SA*	8,295	1,793,675
Amadeus IT Group SA	20,831	1,462,703
CaixaBank SA	67,833	368,894
Cellnex Telecom SA*	19,326	695,102

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Grifols SA†	21,717	$ 197,433
Redeia Corp. SA	49,130	879,647
		5,397,454
SupraNational — 0.1%
Unibail-Rodamco-Westfield	5,322	436,810
Sweden — 2.8%
Assa Abloy AB, Class B	22,414	690,364
Atlas Copco AB, Class A	96,653	1,543,266
Boliden AB	27,742	828,553
Epiroc AB, Class B	31,684	522,671
EQT AB	4,490	135,951
Essity AB, Class B	48,800	1,344,556
Hexagon AB, Class B	56,124	478,827
Industrivarden AB, Class A	1,779	58,447
Industrivarden AB, Class C	4,364	143,094
Investor AB, Class B	145,069	3,980,704
Sandvik AB	43,651	808,018
Skandinaviska Enskilda Banken AB, Class A	90,544	1,257,984
Svenska Cellulosa AB SCA, Class B	7,724	100,406
Svenska Handelsbanken AB, Class A	81,107	844,399
Volvo AB, Class A	28,169	705,097
		13,442,337
Switzerland — 11.5%
ABB, Ltd.	103,892	5,917,659
Adecco Group AG	9,623	256,524
Alcon AG	22,647	2,016,569
Bachem Holding AG	1,519	117,816
Baloise Holding AG	6,630	1,260,766
Coca-Cola HBC AG	60,870	2,168,645
DSM-Firmenich AG	8,730	959,067
EMS-Chemie Holding AG	1,396	995,711
Geberit AG	2,533	1,524,075
Givaudan SA	591	2,607,020
Julius Baer Group, Ltd.	19,742	1,311,235
Kuehne + Nagel International AG	3,727	890,764
Logitech International SA	9,967	808,229
Lonza Group AG	3,332	1,989,199
Novartis AG	60,224	6,374,469
Partners Group Holding AG	1,462	2,133,282
Sandoz Group AG	6,981	317,883
Schindler Holding AG	312	88,305
Schindler Holding AG (Participation Certificate)	4,868	1,409,721
SGS SA	11,169	1,108,548
SIG Group AG	20,282	400,768
Sika AG	8,294	2,153,089
Sonova Holding AG	3,401	1,160,492
Straumann Holding AG	6,596	859,243
Swatch Group AG	5,817	1,055,483
Swiss Life Holding AG	2,422	1,989,815
Swiss Prime Site AG	9,247	1,022,864
Swiss Re AG	19,928	2,940,709
Swisscom AG	3,584	2,072,917
Temenos AG	3,561	233,890
VAT Group AG*	1,000	397,932
Zurich Insurance Group AG	9,695	6,164,332
		54,707,021
United Kingdom — 13.0%
3i Group PLC	79,569	3,756,133
Admiral Group PLC	9,049	295,681
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Antofagasta PLC	78,038	$ 1,694,080
Ashtead Group PLC	22,037	1,767,291
AstraZeneca PLC	46,804	6,295,839
Auto Trader Group PLC*	38,098	407,491
Aviva PLC	322,043	1,985,972
Barratt Redrow PLC	90,817	495,220
Berkeley Group Holdings PLC	14,910	788,760
Bunzl PLC	39,094	1,773,185
Coca-Cola Europacific Partners PLC	28,567	2,216,228
Compass Group PLC	120,228	4,124,232
Croda International PLC	10,733	471,511
Halma PLC	28,955	999,697
Hargreaves Lansdown PLC	25,141	350,430
Hikma Pharmaceuticals PLC	26,718	655,031
Informa PLC	106,378	1,161,734
InterContinental Hotels Group PLC	24,573	3,067,701
Intertek Group PLC	15,496	930,720
JD Sports Fashion PLC	206,449	267,556
Kingfisher PLC	266,039	839,456
Land Securities Group PLC	90,431	694,323
Legal & General Group PLC	413,283	1,166,036
London Stock Exchange Group PLC	18,602	2,672,591
M&G PLC	205,213	518,561
Mondi PLC	54,438	825,163
National Grid PLC	330,432	4,170,761
Pearson PLC	62,366	980,201
Persimmon PLC	20,402	326,939
Phoenix Group Holdings PLC	117,935	772,836
Prudential PLC	107,773	880,565
RELX PLC	95,799	4,524,841
Rentokil Initial PLC	179,985	904,304
Sage Group PLC	53,604	896,100
Schroders PLC	123,284	494,606
Segro PLC	84,580	841,031
Smith & Nephew PLC	85,615	1,088,270
Smiths Group PLC	66,669	1,505,305
Spirax Group PLC	5,217	476,936
SSE PLC	91,576	2,066,842
Taylor Wimpey PLC	336,707	562,353
Whitbread PLC	28,752	1,044,688
		61,757,200
Total Long-Term Investment Securities (cost $368,190,727)		461,834,086
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
4.45%, 01/28/2025(1) (cost $595,701)	$ 600,000	595,751

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 11/29/2024, to be repurchased 12/02/2024 in the amount of $5,299,057 and collateralized by $5,334,400 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $5,404,565 (cost $5,298,422)	$5,298,422	$ 5,298,422
TOTAL INVESTMENTS (cost $374,084,850)(2)	98.6%	467,728,259
Other assets less liabilities	1.4	6,837,684
NET ASSETS	100.0%	$474,565,943
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $9,268,234 representing 2.0% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
80	Long	MSCI EAFE Index	December 2024	$9,780,200	$9,326,800	$(453,400)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Insurance	8.9%
Pharmaceuticals	8.2
Banks	8.0
Commercial Services	3.9
Chemicals	3.5
Semiconductors	3.3
Healthcare-Products	2.9
Software	2.7
Oil & Gas	2.7
Telecommunications	2.5
Auto Manufacturers	2.5
Electronics	2.4
Food	2.3
Diversified Financial Services	2.3
Engineering & Construction	2.2
Electric	2.2
Distribution/Wholesale	2.1
Transportation	1.8
Machinery-Diversified	1.7
Retail	1.6
Investment Companies	1.5
Machinery-Construction & Mining	1.5
REITS	1.4
Private Equity	1.4
Miscellaneous Manufacturing	1.3
Auto Parts & Equipment	1.3
Real Estate	1.3
Electrical Components & Equipment	1.3
Beverages	1.3
Cosmetics/Personal Care	1.1
Repurchase Agreements	1.1
Biotechnology	1.1
Mining	1.0
Food Service	1.0

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Apparel	1.0%
Lodging	0.9
Internet	0.9
Home Furnishings	0.9
Building Materials	0.9
Computers	0.9
Healthcare-Services	0.8
Household Products/Wares	0.6
Leisure Time	0.6
Toys/Games/Hobbies	0.6
Metal Fabricate/Hardware	0.6
Gas	0.6
Home Builders	0.6
Advertising	0.5
Media	0.5
Iron/Steel	0.5
Hand/Machine Tools	0.4
Office/Business Equipment	0.3
Entertainment	0.3
Forest Products & Paper	0.3
Short-Term Investments	0.2
Water	0.1
Pipelines	0.1
Energy-Alternate Sources	0.1
Packaging & Containers	0.1
98.6%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$932,734	$1,942,246	$—	$2,874,980
Israel	833,570	3,352,737	—	4,186,307
Netherlands	291,522	33,859,996	—	34,151,518
United Kingdom	2,216,228	59,540,972	—	61,757,200
Other Countries	—	358,864,081	—	358,864,081
Short-Term Investments	—	595,751	—	595,751
Repurchase Agreements	—	5,298,422	—	5,298,422
Total Investments at Value	$4,274,054	$463,454,205	$—	$467,728,259
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$453,400	$—	$—	$453,400
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Australia — 2.0%
Northern Star Resources, Ltd.	364,179	$ 4,154,504
Paladin Energy, Ltd.†	168,855	840,643
Transurban Group	455,203	3,804,488
		8,799,635
Bermuda — 0.3%
Liberty Global, Ltd., Class C†	83,228	1,216,793
Brazil — 0.4%
JBS SA	302,378	1,889,420
Canada — 2.4%
Cameco Corp.	54,801	3,257,920
Energy Fuels, Inc.†	221,650	1,609,179
Nutrien, Ltd.	16,193	755,565
Pan American Silver Corp.	71,003	1,559,936
Teck Resources, Ltd., Class B	26,757	1,249,017
Vermilion Energy, Inc.	215,068	2,202,296
		10,633,913
Cayman Islands — 0.7%
WH Group, Ltd.*	4,046,000	3,213,241
Denmark — 0.7%
Novo Nordisk A/S, Class B	30,777	3,289,109
Finland — 0.8%
UPM-Kymmene Oyj	128,378	3,380,274
France — 13.5%
AXA SA	143,204	5,010,725
BNP Paribas SA	55,315	3,309,688
Cie de Saint-Gobain SA	12,196	1,112,601
Cie Generale des Etablissements Michelin SCA	66,913	2,190,138
Eiffage SA	15,347	1,385,748
Engie SA	297,852	4,753,208
LVMH Moet Hennessy Louis Vuitton SE	10,151	6,333,525
Sanofi SA	96,442	9,390,673
Schneider Electric SE	15,758	4,059,912
Societe Generale SA	198,366	5,260,497
TotalEnergies SE	230,946	13,413,832
Vinci SA	41,200	4,354,025
		60,574,572
Germany — 3.9%
Deutsche Telekom AG	219,617	7,031,565
Duerr AG	53,489	1,237,632
E.ON SE	300,656	3,877,163
Fresenius Medical Care AG	40,495	1,784,679
KION Group AG	34,130	1,219,462
Mercedes-Benz Group AG	16,352	916,298
Merck KGaA	9,289	1,390,801
		17,457,600
Greece — 0.7%
Piraeus Financial Holdings SA	840,732	3,087,915
Guernsey — 0.6%
Burford Capital, Ltd.	183,286	2,498,188
Ireland — 2.5%
Bank of Ireland Group PLC	365,038	3,196,175
DCC PLC	46,792	3,411,655
Jazz Pharmaceuticals PLC†	21,669	2,634,734
Smurfit WestRock PLC	36,919	2,031,283
		11,273,847
Security Description	Shares or Principal Amount	Value

Israel — 1.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	876,461	$ 1,259,725
Check Point Software Technologies, Ltd.†	24,924	4,536,168
		5,795,893
Italy — 1.1%
Enel SpA	715,340	5,152,108
Japan — 21.1%
Dai-ichi Life Holdings, Inc.	113,800	3,089,918
Daiwabo Holdings Co, Ltd.	164,500	3,370,399
ITOCHU Corp.	181,600	8,987,110
Kinden Corp.	75,800	1,565,045
Macnica Holdings, Inc.	168,100	1,976,402
Marubeni Corp.	154,100	2,330,588
MatsukiyoCocokara & Co.	114,100	1,604,056
Mebuki Financial Group, Inc.	476,200	2,119,241
Medipal Holdings Corp.	132,400	2,160,195
Murata Manufacturing Co., Ltd.	153,800	2,587,848
ORIX Corp.	554,300	12,498,985
Sankyo Co., Ltd.	316,800	4,502,204
Sanwa Holdings Corp.	78,400	2,368,017
Shimamura Co., Ltd.	62,200	3,531,489
Ship Healthcare Holdings, Inc.	87,500	1,290,472
Subaru Corp.	103,000	1,662,154
Sumitomo Corp.	117,300	2,522,957
Sumitomo Mitsui Financial Group, Inc.	647,900	15,944,730
Sundrug Co., Ltd.	45,400	1,121,077
Takeda Pharmaceutical Co., Ltd.	134,900	3,678,983
Tokyo Electron, Ltd.	27,400	4,261,400
Tokyo Tatemono Co., Ltd.	134,600	2,331,743
Toppan Holdings, Inc.	148,400	3,982,641
Toyota Motor Corp.	270,600	4,629,363
		94,117,017
Jersey — 1.3%
TP ICAP Group PLC	970,057	3,239,142
WPP PLC	221,577	2,428,253
		5,667,395
Netherlands — 7.4%
ASR Nederland NV	93,752	4,490,013
ING Groep NV	552,831	8,571,499
Koninklijke Ahold Delhaize NV	382,067	13,189,428
Koninklijke KPN NV	1,221,598	4,746,110
Prosus NV	55,078	2,246,051
		33,243,101
Norway — 0.6%
Leroy Seafood Group ASA	544,273	2,540,168
Portugal — 0.3%
Banco Comercial Portugues SA	3,263,582	1,545,269
Singapore — 3.2%
DBS Group Holdings, Ltd.	239,700	7,615,540
Singapore Exchange, Ltd.	396,200	3,766,904
Venture Corp., Ltd.	284,700	2,738,736
		14,121,180
South Africa — 0.2%
Impala Platinum Holdings, Ltd.†	139,526	789,517
South Korea — 0.2%
Youngone Corp.	30,949	915,677
Spain — 4.1%
Banco Bilbao Vizcaya Argentaria SA	341,454	3,232,968

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Banco Santander SA	1,242,515	$ 5,757,656
Iberdrola SA	642,854	9,186,032
		18,176,656
Switzerland — 5.9%
Nestle SA#	78,002	6,773,346
Novartis AG	21,361	2,260,976
Roche Holding AG	7,336	2,128,592
Sunrise Communications AG, Class A†	28,287	1,372,202
Swiss Re AG	28,689	4,233,541
Zurich Insurance Group AG	15,481	9,843,220
		26,611,877
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	137,000	4,207,084
United Kingdom — 22.1%
Ashtead Group PLC	67,209	5,389,929
AstraZeneca PLC	60,353	8,118,382
AstraZeneca PLC ADR	24,700	1,670,214
BT Group PLC	1,573,476	3,195,573
Coca-Cola Europacific Partners PLC	111,692	8,665,065
D.S. Smith PLC	624,775	4,638,965
Diversified Energy Co. PLC	158,494	2,582,937
HSBC Holdings PLC	1,036,169	9,667,049
Imperial Brands PLC	155,268	5,085,978
JD Sports Fashion PLC	1,372,035	1,778,146
Just Group PLC	1,316,966	2,408,275
National Grid PLC	671,404	8,474,560
NatWest Group PLC	799,033	4,098,441
Rio Tinto PLC#	133,786	8,408,133
Shell PLC	545,639	17,615,434
Unilever PLC	84,047	5,034,874
Vodafone Group PLC	1,939,164	1,750,243
		98,582,198
Total Common Stocks (cost $419,018,599)		438,779,647
UNAFFILIATED INVESTMENT COMPANIES — 0.3%
United States — 0.3%
iShares MSCI EAFE Value ETF (cost $1,570,381)	29,027	1,589,228
Total Long-Term Investment Securities (cost $420,588,980)		440,368,875
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.1%
Unaffiliated Investment Companies — 2.1%
Allspring Government Money Market Fund, Institutional Shares Class 4.22%(1)	1,004,092	$ 1,004,092
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(1)	3,338,142	3,338,142
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(1)(2)	4,916,175	4,916,175
Total Short-Term Investments (cost $9,258,409)		9,258,409
TOTAL INVESTMENTS (cost $429,847,389)(3)	100.6%	449,627,284
Other assets less liabilities	(0.6)	(2,790,601)
NET ASSETS	100.0%	$446,836,683
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $3,213,241 representing 0.7% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2024.
(2)	At November 30, 2024, the Fund had loaned securities with a total value of $5,271,450. This was secured by collateral of $4,916,175, which was received in cash and subsequently invested in short-term investments currently valued at $4,916,175 as reported in the Portfolio of Investments. Additional collateral of $611,009 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Government National Mtg. Assoc.	2.30% to 6.00%	07/20/2048 to 03/20/2064	$199,020
United States Treasury Notes/Bonds	0.38% to 4.88%	11/30/2025 to 02/28/2031	411,989
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	AUD	4,390,000	USD	2,921,905	12/02/2024	$ 57,870	$ —
	CAD	15,798,000	USD	11,682,238	12/02/2024	399,161	—
	CHF	380,000	USD	433,568	01/16/2025	—	(206)
	GBP	514,000	USD	651,592	01/16/2025	—	(3,497)
	NOK	32,075,000	USD	2,931,821	12/02/2024	24,567	—
	USD	6,203,232	CHF	5,242,000	12/02/2024	—	(250,473)
	USD	1,093,280	EUR	1,036,000	01/16/2025	5,250	—
	USD	1,098,945	NOK	12,229,000	12/02/2024	9,483	—
						496,331	(254,176)
HSBC Bank PLC	DKK	6,194,000	USD	874,644	12/02/2024	—	(4,224)
	GBP	2,945,000	USD	3,727,326	12/02/2024	—	(26,371)
	JPY	864,735,000	USD	5,937,491	12/02/2024	158,722	—

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	JPY	912,358,000	USD	5,959,696	01/16/2025	$ —	$ (172,997)
	NZD	1,117,000	USD	656,433	12/02/2024	—	(5,669)
	SEK	47,333,000	USD	4,381,258	12/02/2024	35,232	—
	SGD	5,034,000	USD	3,885,165	12/02/2024	124,379	—
	USD	1,093,501	DKK	7,724,000	01/16/2025	5,134	—
	USD	3,285,197	GBP	2,596,000	01/16/2025	23,386	—
	USD	6,053,048	JPY	932,124,000	12/02/2024	176,062	—
	USD	1,312,109	SEK	14,429,000	01/16/2025	16,282	—
	USD	3,253,413	SGD	4,349,000	01/16/2025	2,113	—
						541,310	(209,261)
JPMorgan Chase Bank, N.A.	AUD	667,000	USD	433,495	01/16/2025	—	(1,794)
	USD	220,041	CAD	306,000	12/02/2024	—	(1,493)
						—	(3,287)
Morgan Stanley & Co. International PLC	AUD	25,712,000	USD	16,768,742	12/02/2024	—	(5,767)
	NZD	1,493,000	USD	900,464	12/02/2024	15,488	—
	NZD	2,201,000	USD	1,298,700	01/16/2025	—	(6,651)
	USD	3,730,967	AUD	5,719,000	12/02/2024	109	—
	USD	13,417,269	AUD	20,563,000	01/16/2025	2,294	—
	USD	919,151	DKK	6,194,000	12/02/2024	—	(40,282)
	USD	678,740	EUR	619,000	12/02/2024	—	(23,652)
	USD	3,640,521	GBP	2,776,000	12/02/2024	—	(102,232)
	USD	3,651,727	NZD	5,870,000	12/02/2024	—	(172,285)
	USD	4,524,461	SEK	47,333,000	12/02/2024	—	(178,436)
						17,891	(529,305)
State Street Bank & Trust Company	EUR	1,434,000	USD	1,518,448	01/16/2025	—	(2,105)
	USD	219,372	GBP	169,000	12/02/2024	—	(3,965)
	USD	676,753	JPY	102,405,000	12/02/2024	7,590	—
						7,590	(6,070)
UBS AG	CHF	5,242,000	USD	5,940,805	12/02/2024	—	(11,954)
	EUR	1,869,000	USD	2,066,785	12/02/2024	88,823	—
	JPY	169,794,000	USD	1,093,634	12/02/2024	—	(41,049)
	NOK	7,201,000	USD	650,727	01/16/2025	—	(2,028)
	SGD	5,866,000	USD	4,374,184	01/16/2025	—	(16,921)
	USD	16,719,691	AUD	24,383,000	12/02/2024	—	(812,222)
	USD	6,137,129	CHF	5,387,000	01/16/2025	12,188	—
	USD	2,245,439	EUR	2,077,000	12/02/2024	—	(47,350)
	USD	5,200,465	NOK	55,737,000	12/02/2024	—	(148,506)
	USD	3,746,679	SGD	5,034,000	12/02/2024	14,107	—
						115,118	(1,080,030)
Wells Fargo & Co.	CAD	16,211,000	USD	11,628,376	01/16/2025	30,254	—
	EUR	827,000	USD	874,110	12/02/2024	—	(1,103)
	NOK	35,891,000	USD	3,252,278	12/02/2024	—	(855)
	NZD	3,260,000	USD	1,917,614	12/02/2024	—	(14,751)
	USD	11,093,890	CAD	15,492,000	12/02/2024	—	(29,362)
	USD	869,221	JPY	130,325,000	01/16/2025	6,798	—
	USD	3,508,716	NOK	38,715,000	01/16/2025	712	—
	USD	3,510,440	NZD	5,964,000	01/16/2025	26,639	—
	USD	1,519,675	SEK	16,527,000	01/16/2025	1,866	—
						66,269	(46,071)
Unrealized Appreciation (Depreciation)						$1,244,509	$(2,128,200)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

SGD—Singapore Dollar
USD—United States Dollar
Industry Allocation*
Banks	16.4%
Oil & Gas	8.9
Pharmaceuticals	8.5
Electric	7.0
Insurance	6.4
Food	6.1
Diversified Financial Services	5.0
Mining	4.6
Telecommunications	4.4
Distribution/Wholesale	3.9
Commercial Services	3.0
Short-Term Investments	2.1
Beverages	2.0
Semiconductors	1.9
Retail	1.8
Engineering & Construction	1.6
Electronics	1.6
Apparel	1.6
Auto Manufacturers	1.6
Packaging & Containers	1.4
Agriculture	1.1
Cosmetics/Personal Care	1.1
Computers	1.0
Entertainment	1.0
Electrical Components & Equipment	0.9
Forest Products & Paper	0.8
Building Materials	0.7
Machinery-Diversified	0.6
Advertising	0.6
Real Estate	0.5
Internet	0.5
Auto Parts & Equipment	0.5
Healthcare-Services	0.4
Unaffiliated Investment Companies	0.3
Coal	0.3
Media	0.3
Chemicals	0.2
100.6%
*	Calculated as a percentage of net assets

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,216,793	$—	$—	$1,216,793
Brazil	1,889,420	—	—	1,889,420
Canada	10,633,913	—	—	10,633,913
Guernsey	2,498,188	—	—	2,498,188
Ireland	4,666,017	6,607,830	—	11,273,847
Israel	4,536,168	1,259,725	—	5,795,893
Switzerland	1,372,202	25,239,675	—	26,611,877
United Kingdom	10,335,279	88,246,919	—	98,582,198
Other Countries	—	280,277,518	—	280,277,518
Unaffiliated Investment Companies	1,589,228	—	—	1,589,228
Short-Term Investments	9,258,409	—	—	9,258,409
Total Investments at Value	$47,995,617	$401,631,667	$—	$449,627,284
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,244,509	$—	$1,244,509
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,128,200	$—	$2,128,200
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Apparel — 2.7%
LVMH Moet Hennessy Louis Vuitton SE	11,838	$ 7,386,097
NIKE, Inc., Class B	132,715	10,453,960
		17,840,057
Auto Parts & Equipment — 0.9%
Aptiv PLC†	107,356	5,961,479
Beverages — 1.6%
PepsiCo, Inc.	63,815	10,430,562
Chemicals — 1.3%
Sherwin-Williams Co.	21,190	8,420,906
Commercial Services — 2.5%
Moody's Corp.	17,510	8,754,650
TransUnion	78,657	7,983,685
		16,738,335
Computers — 10.7%
Accenture PLC, Class A	63,817	23,125,366
Apple, Inc.	165,323	39,236,108
Gartner, Inc.†	14,657	7,591,300
		69,952,774
Cosmetics/Personal Care — 1.1%
Estee Lauder Cos., Inc., Class A	101,849	7,345,350
Diversified Financial Services — 7.7%
Brookfield Asset Management, Ltd., Class A	122,321	7,016,105
Charles Schwab Corp.	88,711	7,341,722
Mastercard, Inc., Class A	16,130	8,596,322
Visa, Inc., Class A	87,748	27,647,640
		50,601,789
Electric — 1.3%
CMS Energy Corp.	121,602	8,476,875
Electrical Components & Equipment — 2.9%
Eaton Corp. PLC	35,349	13,270,722
Schneider Electric SE	22,501	5,797,187
		19,067,909
Electronics — 5.9%
Amphenol Corp., Class A	171,249	12,441,240
Hubbell, Inc.	23,575	10,846,622
Mettler-Toledo International, Inc.†	5,861	7,333,283
TE Connectivity PLC	53,628	8,104,263
		38,725,408
Food — 1.3%
McCormick & Co., Inc.	105,376	8,262,532
Healthcare-Products — 7.9%
Agilent Technologies, Inc.	102,638	14,160,965
Boston Scientific Corp.†	99,043	8,979,238
Danaher Corp.	34,026	8,155,692
STERIS PLC	51,060	11,185,204
Stryker Corp.	7,332	2,875,244
Thermo Fisher Scientific, Inc.	12,184	6,453,012
		51,809,355
Healthcare-Services — 1.0%
ICON PLC†	29,870	6,280,168
Household Products/Wares — 2.5%
Church & Dwight Co., Inc.	146,482	16,132,063
Security Description	Shares or Principal Amount	Value

Insurance — 3.8%
Aon PLC, Class A	43,986	$ 17,222,278
Marsh & McLennan Cos., Inc.	34,221	7,981,364
		25,203,642
Internet — 5.6%
Alphabet, Inc., Class A	163,197	27,572,133
Tencent Holdings, Ltd.	175,000	8,999,238
		36,571,371
Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	23,252	5,892,987
Machinery-Diversified — 1.9%
Graco, Inc.	51,605	4,700,184
Otis Worldwide Corp.	73,882	7,608,368
		12,308,552
Media — 1.2%
Walt Disney Co.	68,254	8,017,797
Pharmaceuticals — 1.6%
Becton Dickinson & Co.	46,786	10,381,813
REITS — 1.9%
American Tower Corp.	59,192	12,371,128
Retail — 3.2%
Ross Stores, Inc.	61,266	9,488,266
Starbucks Corp.	42,877	4,393,177
TJX Cos., Inc.	54,226	6,815,666
		20,697,109
Semiconductors — 8.7%
Analog Devices, Inc.	27,093	5,907,628
NVIDIA Corp.	261,695	36,179,334
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	57,735	10,661,345
Texas Instruments, Inc.	21,964	4,415,423
		57,163,730
Software — 18.3%
Electronic Arts, Inc.	30,884	5,054,784
Fiserv, Inc.†	59,379	13,120,384
Microsoft Corp.	191,229	80,977,833
Salesforce, Inc.	46,616	15,382,814
Veeva Systems, Inc., Class A†	24,005	5,469,539
		120,005,354
Transportation — 1.0%
Canadian Pacific Kansas City, Ltd.	85,136	6,520,566
Total Long-Term Investment Securities (cost $459,182,587)		651,179,611
SHORT-TERM INVESTMENTS — 0.6%
Sovereign — 0.6%
Federal Home Loan Bank
4.43%, 12/02/2024 (cost $3,609,556)	$3,610,000	3,608,672
TOTAL INVESTMENTS (cost $462,792,143)(1)	100.0%	654,788,283
Other assets less liabilities	0.0	82,840
NET ASSETS	100.0%	$654,871,123
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$10,453,960	$7,386,097	$—	$17,840,057
Electrical Components & Equipment	13,270,722	5,797,187	—	19,067,909
Internet	27,572,133	8,999,238	—	36,571,371
Other Industries	577,700,274	—	—	577,700,274
Short-Term Investments	—	3,608,672	—	3,608,672
Total Investments at Value	$628,997,089	$25,791,194	$—	$654,788,283
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.7%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	36,774	$ 13,739,870
Hexcel Corp.	78,492	4,975,608
		18,715,478
Agriculture — 0.2%
Darling Ingredients, Inc.†	152,689	6,188,485
Airlines — 0.3%
American Airlines Group, Inc.†	630,543	9,155,484
Apparel — 1.0%
Capri Holdings, Ltd.†	113,097	2,647,601
Carter's, Inc.	34,693	1,893,197
Columbia Sportswear Co.#	31,484	2,746,664
Crocs, Inc.†	57,020	6,021,312
PVH Corp.	53,633	5,812,208
Skechers USA, Inc., Class A†	127,264	8,121,989
Under Armour, Inc., Class A#†	181,300	1,760,423
Under Armour, Inc., Class C†	124,335	1,090,418
		30,093,812
Auto Parts & Equipment — 0.8%
Autoliv, Inc.	70,200	6,958,224
Gentex Corp.	221,046	6,755,166
Goodyear Tire & Rubber Co.#†	273,647	2,938,969
Lear Corp.	54,017	5,285,023
Visteon Corp.†	26,508	2,475,052
		24,412,434
Banks — 6.2%
Associated Banc-Corp	154,101	4,112,956
Bank OZK	101,319	5,062,910
Cadence Bank	175,163	6,689,475
Columbia Banking System, Inc.	201,136	6,237,227
Commerce Bancshares, Inc.	112,641	8,307,274
Cullen/Frost Bankers, Inc.#	61,471	8,644,052
East West Bancorp, Inc.	133,084	14,596,653
First Financial Bankshares, Inc.	123,446	5,145,229
First Horizon Corp.	514,545	10,872,336
FNB Corp.	345,247	5,920,986
Glacier Bancorp, Inc.#	108,878	6,302,947
Hancock Whitney Corp.	82,907	4,923,018
Home BancShares, Inc.	178,307	5,663,030
International Bancshares Corp.	51,355	3,755,591
Old National Bancorp	306,264	7,093,074
Pinnacle Financial Partners, Inc.	73,474	9,339,280
Prosperity Bancshares, Inc.	91,467	7,658,532
SouthState Corp.	73,170	8,099,187
Synovus Financial Corp.	138,236	7,889,129
Texas Capital Bancshares, Inc.†	44,357	3,923,377
UMB Financial Corp.	42,592	5,344,870
United Bankshares, Inc.	129,525	5,475,022
Valley National Bancorp	450,510	4,793,426
Webster Financial Corp.	164,598	10,168,865
Western Alliance Bancorp	104,741	9,804,805
Wintrust Financial Corp.	63,851	8,812,077
Zions Bancorp NA	141,814	8,582,583
		193,217,911
Beverages — 0.5%
Boston Beer Co., Inc., Class A†	8,469	2,678,237
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Celsius Holdings, Inc.†	149,935	$ 4,265,651
Coca-Cola Consolidated, Inc.	5,660	7,382,281
		14,326,169
Biotechnology — 3.2%
Arrowhead Pharmaceuticals, Inc.†	119,363	3,107,019
BioMarin Pharmaceutical, Inc.†	182,799	12,070,218
Bio-Rad Laboratories, Inc., Class A†	18,386	6,260,985
Cytokinetics, Inc.†	112,972	5,858,728
Exelixis, Inc.†	273,889	9,985,993
Halozyme Therapeutics, Inc.†	121,632	5,862,662
Illumina, Inc.†	152,955	22,048,463
Roivant Sciences, Ltd.#†	418,937	5,324,689
Sarepta Therapeutics, Inc.†	91,568	12,209,677
United Therapeutics Corp.†	42,720	15,827,333
		98,555,767
Building Materials — 3.3%
AAON, Inc.	64,563	8,802,519
Eagle Materials, Inc.	32,280	9,971,938
Fortune Brands Innovations, Inc.	119,165	9,330,619
Knife River Corp.†	54,357	5,625,949
Lennox International, Inc.	30,793	20,542,934
Louisiana-Pacific Corp.	60,054	7,098,383
Owens Corning	83,485	17,166,186
Simpson Manufacturing Co., Inc.	40,484	7,627,186
Trex Co., Inc.†	104,376	7,831,331
UFP Industries, Inc.	58,492	7,949,063
		101,946,108
Chemicals — 2.0%
Arcadium Lithium PLC#†	1,032,558	5,420,930
Ashland, Inc.	46,888	3,660,077
Avient Corp.	87,676	4,493,395
Axalta Coating Systems, Ltd.†	210,570	8,519,662
Cabot Corp.	52,640	5,770,397
Chemours Co.	143,324	3,115,864
NewMarket Corp.	7,369	3,931,804
Olin Corp.	112,819	4,804,961
RPM International, Inc.	123,667	17,162,506
Westlake Corp.	32,101	4,121,768
		61,001,364
Commercial Services — 3.6%
Avis Budget Group, Inc.#	16,437	1,792,784
Brink's Co.	42,380	4,098,570
Euronet Worldwide, Inc.†	40,538	4,261,760
FTI Consulting, Inc.†	33,877	6,860,770
Graham Holdings Co., Class B	3,301	3,073,627
Grand Canyon Education, Inc.†	27,892	4,590,744
GXO Logistics, Inc.†	114,707	6,977,627
H&R Block, Inc.	134,033	7,945,476
Insperity, Inc.	34,241	2,699,903
ManpowerGroup, Inc.	45,558	2,932,568
Morningstar, Inc.	25,915	9,177,797
Paylocity Holding Corp.†	41,616	8,636,985
RB Global, Inc.	176,914	17,295,113
Service Corp. International#	139,812	12,385,945
Shift4 Payments, Inc., Class A#†	62,598	7,141,180
Valvoline, Inc.†	123,733	4,913,437
WEX, Inc.†	39,448	7,442,260
		112,226,546

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers — 2.9%
ASGN, Inc.†	43,016	$ 3,938,115
CACI International, Inc., Class A†	21,415	9,848,330
Crane NXT Co.#	47,173	2,956,804
ExlService Holdings, Inc.†	154,976	7,184,688
Genpact, Ltd.	157,394	7,265,307
KBR, Inc.	127,751	7,771,093
Kyndryl Holdings, Inc.†	221,997	7,705,516
Lumentum Holdings, Inc.†	65,195	5,670,009
Maximus, Inc.	57,780	4,304,610
Parsons Corp.†	44,861	4,302,619
Pure Storage, Inc., Class A†	296,665	15,720,278
Qualys, Inc.†	35,345	5,428,992
Science Applications International Corp.	49,189	6,111,733
		88,208,094
Cosmetics/Personal Care — 0.4%
Coty, Inc., Class A†	349,973	2,586,300
e.l.f. Beauty, Inc.#†	54,142	7,012,472
Perrigo Co. PLC	130,981	3,738,198
		13,336,970
Distribution/Wholesale — 1.2%
Core & Main, Inc., Class A†	185,234	8,993,111
Watsco, Inc.	33,404	18,425,646
WESCO International, Inc.	42,953	9,087,566
		36,506,323
Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc.	28,627	5,368,708
Ally Financial, Inc.	263,282	10,526,014
Evercore, Inc., Class A	34,232	10,540,033
Federated Hermes, Inc.	75,574	3,230,789
Hamilton Lane, Inc., Class A#	38,919	7,488,016
Houlihan Lokey, Inc.	51,005	9,644,535
Interactive Brokers Group, Inc., Class A	104,501	19,969,096
Janus Henderson Group PLC	122,337	5,539,419
Jefferies Financial Group, Inc.	155,872	12,335,710
SEI Investments Co.	94,788	7,832,332
SLM Corp.#	208,799	5,716,917
Stifel Financial Corp.	98,430	11,398,194
Voya Financial, Inc.	94,406	7,835,698
Western Union Co.	324,323	3,570,796
		120,996,257
Electric — 1.3%
ALLETE, Inc.	55,455	3,597,920
Black Hills Corp.	66,970	4,290,768
IDACORP, Inc.	51,134	6,057,845
Northwestern Energy Group, Inc.	58,858	3,251,316
OGE Energy Corp.	192,865	8,478,346
Ormat Technologies, Inc.#	51,660	4,216,489
Portland General Electric Co.	98,961	4,742,211
TXNM Energy, Inc.#	86,858	4,260,385
		38,895,280
Electrical Components & Equipment — 1.2%
Acuity Brands, Inc.	29,540	9,473,183
Belden, Inc.	39,180	4,795,632
EnerSys	38,643	3,735,232
Littelfuse, Inc.	23,801	5,870,993
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
Novanta, Inc.†	34,474	$ 5,756,468
Universal Display Corp.	42,371	6,970,877
		36,602,385
Electronics — 2.9%
Arrow Electronics, Inc.†	50,835	6,108,334
Avnet, Inc.	84,603	4,628,630
Coherent Corp.†	147,194	14,742,951
Flex, Ltd.†	381,256	14,857,546
NEXTracker, Inc., Class A†	137,725	5,255,586
nVent Electric PLC	159,594	12,497,806
Sensata Technologies Holding PLC	144,945	4,658,532
TD SYNNEX Corp.	73,029	8,689,721
Vishay Intertechnology, Inc.	108,929	2,080,544
Vontier Corp.	147,578	5,793,912
Woodward, Inc.	57,283	10,329,271
		89,642,833
Engineering & Construction — 2.9%
AECOM	128,726	15,057,080
Arcosa, Inc.	1	109
Comfort Systems USA, Inc.	34,148	16,844,184
EMCOR Group, Inc.	44,798	22,852,356
Exponent, Inc.	48,710	4,808,164
Fluor Corp.†	164,465	9,231,421
MasTec, Inc.†	59,090	8,512,505
TopBuild Corp.†	28,788	11,245,744
		88,551,563
Entertainment — 1.3%
Churchill Downs, Inc.	70,493	10,017,760
Light & Wonder, Inc.†	85,190	8,096,458
Marriott Vacations Worldwide Corp.#	30,968	3,073,574
TKO Group Holdings, Inc.†	63,793	8,800,883
Vail Resorts, Inc.	36,126	6,475,224
Warner Music Group Corp., Class A#	135,964	4,421,549
		40,885,448
Environmental Control — 0.8%
Clean Harbors, Inc.†	48,713	12,669,764
Tetra Tech, Inc.	256,830	10,661,013
		23,330,777
Food — 2.2%
Flowers Foods, Inc.	188,052	4,253,736
Ingredion, Inc.	62,470	9,204,330
Lancaster Colony Corp.	18,502	3,438,412
Performance Food Group Co.†	149,628	13,203,175
Pilgrim's Pride Corp.†	38,706	1,997,616
Post Holdings, Inc.†	45,441	5,474,732
Sprouts Farmers Market, Inc.†	96,141	14,851,862
US Foods Holding Corp.†	234,816	16,383,112
		68,806,975
Food Service — 0.3%
Aramark	252,954	10,292,698
Gas — 1.0%
National Fuel Gas Co.	87,718	5,611,320
New Jersey Resources Corp.	95,218	4,911,344
ONE Gas, Inc.#	54,398	4,241,412
Southwest Gas Holdings, Inc.	57,803	4,517,883

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
Spire, Inc.	55,449	$ 4,058,312
UGI Corp.	206,137	6,260,381
		29,600,652
Hand/Machine Tools — 0.9%
Lincoln Electric Holdings, Inc.	54,418	11,889,245
MSA Safety, Inc.	37,785	6,567,411
Regal Rexnord Corp.	63,891	11,034,614
		29,491,270
Healthcare-Products — 2.5%
Avantor, Inc.†	652,758	13,747,083
Bruker Corp.	106,116	6,149,422
Dentsply Sirona, Inc.	194,639	3,824,656
Enovis Corp.†	53,627	2,617,534
Envista Holdings Corp.#†	165,096	3,679,990
Globus Medical, Inc., Class A†	108,477	9,286,716
Haemonetics Corp.#†	49,140	4,298,276
Lantheus Holdings, Inc.†	66,666	5,951,274
LivaNova PLC†	52,135	2,737,088
Masimo Corp.†	42,395	7,314,833
Neogen Corp.#†	189,336	2,684,784
Penumbra, Inc.†	37,297	9,104,944
Repligen Corp.†	50,011	7,528,656
		78,925,256
Healthcare-Services — 2.1%
Acadia Healthcare Co., Inc.†	89,168	3,622,896
Amedisys, Inc.†	31,334	2,864,241
Chemed Corp.	14,451	8,271,608
Encompass Health Corp.	96,617	9,945,754
Ensign Group, Inc.	54,446	7,960,550
HealthEquity, Inc.†	83,545	8,483,159
Medpace Holdings, Inc.†	24,409	8,314,438
Sotera Health Co.†	146,844	1,933,935
Tenet Healthcare Corp.†	92,006	13,127,416
		64,523,997
Home Builders — 1.1%
KB Home	69,209	5,726,353
Taylor Morrison Home Corp.†	100,090	7,393,648
Thor Industries, Inc.#	51,080	5,700,528
Toll Brothers, Inc.	98,561	16,279,320
		35,099,849
Home Furnishings — 0.6%
Dolby Laboratories, Inc., Class A	57,299	4,487,658
Tempur Sealy International, Inc.	166,732	9,333,657
Whirlpool Corp.#	52,708	5,872,725
		19,694,040
Housewares — 0.1%
Scotts Miracle-Gro Co.	40,918	3,154,369
Insurance — 5.4%
American Financial Group, Inc.	69,284	10,175,048
Brighthouse Financial, Inc.†	58,335	3,049,170
CNO Financial Group, Inc.	101,552	4,051,925
Equitable Holdings, Inc.	307,021	14,807,623
Essent Group, Ltd.	102,017	5,894,542
Fidelity National Financial, Inc.	249,438	15,811,875
First American Financial Corp.	98,789	6,930,048
Hanover Insurance Group, Inc.	34,550	5,701,095
Kemper Corp.	58,149	4,157,072
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Kinsale Capital Group, Inc.	21,241	$ 10,799,774
MGIC Investment Corp.	248,907	6,536,298
Old Republic International Corp.	228,341	8,898,449
Primerica, Inc.	32,481	9,833,623
Reinsurance Group of America, Inc.	63,235	14,442,874
RenaissanceRe Holdings, Ltd.	50,079	14,330,106
RLI Corp.	39,970	7,030,723
Ryan Specialty Holdings, Inc.	98,225	7,406,165
Selective Insurance Group, Inc.	58,410	5,963,077
Unum Group	164,103	12,619,521
		168,439,008
Internet — 0.1%
Chewy, Inc., Class A†	135,784	4,536,543
Iron/Steel — 1.2%
Cleveland-Cliffs, Inc.†	463,667	5,772,654
Commercial Metals Co.	110,411	6,811,255
Reliance, Inc.	52,825	16,969,503
United States Steel Corp.#	214,818	8,758,130
		38,311,542
Leisure Time — 0.8%
Brunswick Corp.	63,586	5,119,309
Harley-Davidson, Inc.	113,740	3,825,076
Planet Fitness, Inc., Class A†	81,210	8,084,455
Polaris, Inc.#	50,316	3,471,804
YETI Holdings, Inc.†	81,280	3,281,274
		23,781,918
Lodging — 0.9%
Boyd Gaming Corp.	66,080	4,880,008
Choice Hotels International, Inc.#	21,761	3,291,134
Hilton Grand Vacations, Inc.†	61,397	2,602,619
Hyatt Hotels Corp., Class A#	43,140	6,813,531
Travel & Leisure Co.	66,984	3,742,396
Wyndham Hotels & Resorts, Inc.	75,835	7,445,480
		28,775,168
Machinery-Construction & Mining — 0.7%
BWX Technologies, Inc.	87,779	11,485,882
Oshkosh Corp.	62,493	7,099,830
Terex Corp.	64,235	3,519,436
		22,105,148
Machinery-Diversified — 3.3%
AGCO Corp.#	59,485	6,020,477
Applied Industrial Technologies, Inc.	36,831	10,118,212
Chart Industries, Inc.†	40,371	7,801,696
CNH Industrial NV	842,681	10,584,073
Cognex Corp.	164,669	6,583,467
Crane Co.	46,693	8,501,861
Esab Corp.	54,551	7,041,443
Flowserve Corp.	126,140	7,697,063
Graco, Inc.	162,202	14,773,358
Middleby Corp.†	51,629	7,403,082
Toro Co.	99,736	8,685,011
Watts Water Technologies, Inc., Class A	26,307	5,676,788
		100,886,531
Media — 0.4%
New York Times Co., Class A	156,938	8,515,456
Nexstar Media Group, Inc.	29,115	4,966,728
		13,482,184

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 1.3%
Advanced Drainage Systems, Inc.	67,736	$ 9,164,003
Mueller Industries, Inc.	108,811	8,788,665
RBC Bearings, Inc.#†	27,899	9,349,234
Timken Co.	61,280	4,746,136
Valmont Industries, Inc.	19,364	6,735,961
		38,783,999
Mining — 0.7%
Alcoa Corp.	248,048	11,516,868
Royal Gold, Inc.	63,122	9,232,224
		20,749,092
Miscellaneous Manufacturing — 1.6%
Carlisle Cos., Inc.	44,281	20,223,133
Donaldson Co., Inc.	115,609	9,023,282
Fabrinet†	34,705	8,141,099
ITT, Inc.	78,446	12,246,990
		49,634,504
Oil & Gas — 3.6%
Antero Resources Corp.†	280,701	9,176,116
Chord Energy Corp.	59,416	7,576,728
Civitas Resources, Inc.	86,878	4,507,231
CNX Resources Corp.†	145,204	5,883,666
Expand Energy Corp.#	198,951	19,688,191
HF Sinclair Corp.	155,734	6,374,193
Matador Resources Co.	111,454	6,688,354
Murphy Oil Corp.	136,184	4,421,894
Ovintiv, Inc.	253,533	11,515,469
PBF Energy, Inc., Class A	95,610	3,010,759
Permian Resources Corp.	609,318	9,541,920
Range Resources Corp.	232,446	8,307,620
Valaris, Ltd.†	63,965	2,954,543
Viper Energy, Inc.	97,405	5,270,585
Weatherford International PLC	70,244	5,781,081
		110,698,350
Oil & Gas Services — 0.4%
ChampionX Corp.	182,912	5,661,126
NOV, Inc.	378,023	6,055,929
		11,717,055
Packaging & Containers — 1.6%
AptarGroup, Inc.	63,744	11,025,162
Berry Global Group, Inc.	110,035	7,956,631
Crown Holdings, Inc.	114,449	10,539,608
Graphic Packaging Holding Co.	288,158	8,670,674
Greif, Inc., Class A	24,781	1,760,195
Silgan Holdings, Inc.	77,920	4,482,738
Sonoco Products Co.	94,344	4,894,567
		49,329,575
Pharmaceuticals — 1.1%
BellRing Brands, Inc.†	124,094	9,736,415
Jazz Pharmaceuticals PLC†	59,293	7,209,436
Neurocrine Biosciences, Inc.†	96,953	12,288,793
Option Care Health, Inc.†	164,212	3,908,245
		33,142,889
Pipelines — 0.5%
Antero Midstream Corp.	323,462	5,165,688
DT Midstream, Inc.	93,244	9,895,053
		15,060,741
Security Description	Shares or Principal Amount	Value

Private Equity — 0.3%
Carlyle Group, Inc.	201,886	$ 10,746,392
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	45,574	12,788,064
REITS — 6.8%
Agree Realty Corp.	96,399	7,403,443
American Homes 4 Rent, Class A	302,109	11,567,754
Annaly Capital Management, Inc.	481,060	9,587,526
Brixmor Property Group, Inc.	289,340	8,700,454
COPT Defense Properties	107,943	3,556,722
Cousins Properties, Inc.	146,080	4,636,579
CubeSmart	216,228	10,716,260
EastGroup Properties, Inc.	46,712	8,044,273
EPR Properties	72,705	3,298,626
Equity LifeStyle Properties, Inc.	179,089	12,774,418
First Industrial Realty Trust, Inc.	127,069	6,791,838
Gaming & Leisure Properties, Inc.	263,460	13,597,171
Healthcare Realty Trust, Inc.	348,569	6,385,784
Independence Realty Trust, Inc.#	215,766	4,712,329
Kilroy Realty Corp.	101,438	4,212,720
Kite Realty Group Trust	210,904	5,814,623
Lamar Advertising Co., Class A	84,382	11,308,876
National Storage Affiliates Trust	67,089	3,025,714
NNN REIT, Inc.	176,344	7,755,609
Omega Healthcare Investors, Inc.	247,568	10,053,736
Park Hotels & Resorts, Inc.	200,594	3,119,237
PotlatchDeltic Corp.	68,950	3,091,718
Rayonier, Inc.	128,741	4,102,976
Rexford Industrial Realty, Inc.	210,332	8,850,771
Sabra Health Care REIT, Inc.	224,932	4,212,976
STAG Industrial, Inc.	174,855	6,432,915
Starwood Property Trust, Inc.	304,840	6,209,591
Vornado Realty Trust	159,119	6,850,073
WP Carey, Inc.	210,129	11,989,961
		208,804,673
Retail — 6.3%
Abercrombie & Fitch Co., Class A†	49,070	7,345,288
AutoNation, Inc.†	25,145	4,498,189
BJ's Wholesale Club Holdings, Inc.†	127,423	12,270,835
Burlington Stores, Inc.†	60,609	17,084,465
Casey's General Stores, Inc.	35,634	14,997,994
Dick's Sporting Goods, Inc.	55,614	11,525,445
FirstCash Holdings, Inc.	37,384	4,069,622
Five Below, Inc.†	52,877	4,901,698
Floor & Decor Holdings, Inc., Class A†	102,895	11,545,848
GameStop Corp., Class A†	372,407	10,818,423
Gap, Inc.	212,475	5,152,519
Lithia Motors, Inc.	25,676	9,934,044
Macy's, Inc.	265,400	4,310,096
MSC Industrial Direct Co., Inc., Class A	43,111	3,702,373
Murphy USA, Inc.	17,905	9,808,359
Nordstrom, Inc.	92,707	2,105,376
Ollie's Bargain Outlet Holdings, Inc.†	58,769	5,815,193
Penske Automotive Group, Inc.	17,952	2,989,726
RH†	14,346	5,525,218
Texas Roadhouse, Inc.	64,021	13,141,591
Wendy's Co.	163,924	3,009,645
Williams-Sonoma, Inc.	123,494	21,243,438
Wingstop, Inc.	28,137	9,250,602
		195,045,987
Savings & Loans — 0.1%
Flagstar Financial, Inc.#	286,169	3,425,443

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 1.9%
Allegro MicroSystems, Inc.#†	149,242	$ 3,243,029
Amkor Technology, Inc.	108,824	2,877,307
Cirrus Logic, Inc.†	51,284	5,356,614
IPG Photonics Corp.†	26,328	2,054,637
Lattice Semiconductor Corp.†	132,285	7,507,174
MACOM Technology Solutions Holdings, Inc.†	55,454	7,365,400
MKS Instruments, Inc.	64,608	7,342,053
Onto Innovation, Inc.†	47,418	7,785,087
Power Integrations, Inc.	54,566	3,574,619
Rambus, Inc.†	103,392	5,977,091
Silicon Laboratories, Inc.#†	31,004	3,430,593
Synaptics, Inc.†	37,926	3,043,182
		59,556,786
Software — 3.6%
Altair Engineering, Inc., Class A†	57,061	6,026,212
Appfolio, Inc., Class A†	22,093	5,606,099
Aspen Technology, Inc.†	25,509	6,377,250
Blackbaud, Inc.†	38,326	3,217,084
CommVault Systems, Inc.†	41,972	7,201,975
Concentrix Corp.#	45,164	2,030,122
DocuSign, Inc.†	196,561	15,663,946
Doximity, Inc., Class A†	120,180	6,369,540
Dropbox, Inc., Class A†	227,801	6,300,976
Duolingo, Inc.†	35,947	12,519,262
Dynatrace, Inc.†	286,037	16,072,419
Manhattan Associates, Inc.†	58,807	16,785,870
Teradata Corp.†	92,272	2,851,205
ZoomInfo Technologies, Inc.†	277,077	3,031,222
		110,053,182
Telecommunications — 0.7%
Ciena Corp.†	137,981	9,620,035
Frontier Communications Parent, Inc.†	212,399	7,393,609
Iridium Communications, Inc.	113,668	3,378,213
		20,391,857
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	326,361	6,207,386
Transportation — 2.0%
Kirby Corp.†	55,594	7,033,197
Knight-Swift Transportation Holdings, Inc.	155,415	9,225,434
Landstar System, Inc.	34,041	6,328,903
Ryder System, Inc.	41,559	7,016,822
Saia, Inc.†	25,531	14,529,182
XPO, Inc.†	111,757	17,032,884
		61,166,422
Trucking & Leasing — 0.2%
GATX Corp.	34,183	5,611,481
Water — 0.3%
Essential Utilities, Inc.	241,750	9,677,253
Total Long-Term Investment Securities (cost $1,976,597,656)		3,019,293,767
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(1)(2)	16,610,552	$ 16,610,552
U.S. Government — 0.2%
United States Treasury Bills
4.37%, 03/25/2025(3)	$ 2,300,000	2,268,415
4.38%, 03/18/2025(3)	100,000	98,713
4.43%, 02/20/2025(3)	1,700,000	1,683,407
4.48%, 12/31/2024(3)	700,000	697,437
		4,747,972
Total Short-Term Investments (cost $21,357,860)		21,358,524
REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 11/29/2024, to be repurchased 12/02/2024 in the amount of $64,611,477 and collateralized by $65,041,400 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $65,895,882 (cost $64,603,725)	64,603,725	64,603,725
TOTAL INVESTMENTS (cost $2,062,559,241)(4)	100.5%	3,105,256,016
Other assets less liabilities	(0.5)	(15,457,522)
NET ASSETS	100.0%	$3,089,798,494
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2024.
(2)	At November 30, 2024, the Fund had loaned securities with a total value of $67,025,972. This was secured by collateral of $16,610,552, which was received in cash and subsequently invested in short-term investments currently valued at $16,610,552 as reported in the Portfolio of Investments. Additional collateral of $51,745,602 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$246,371
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	3,302,556
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	242,781
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	722,396
United States Treasury Bills	0.00%	01/09/2025 to 10/02/2025	319,942
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 08/15/2054	46,911,556
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
208	Long	S&P Mid Cap 400 E-Mini Index	December 2024	$68,688,842	$70,258,240	$1,569,398
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,019,293,767	$—	$—	$3,019,293,767
Short-Term Investments:
U.S. Government	—	4,747,972	—	4,747,972
Other Short-Term Investments	16,610,552	—	—	16,610,552
Repurchase Agreements	—	64,603,725	—	64,603,725
Total Investments at Value	$3,035,904,319	$69,351,697	$—	$3,105,256,016
Other Financial Instruments:†
Futures Contracts	$1,569,398	$—	$—	$1,569,398
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 2.9%
HEICO Corp.	38,280	$ 10,464,603
L3Harris Technologies, Inc.	15,033	3,701,876
Leonardo DRS, Inc.†	389,344	13,537,491
Standardaero, Inc.†	37,904	1,086,329
		28,790,299
Airlines — 0.4%
Ryanair Holdings PLC ADR	85,021	3,744,325
Apparel — 1.6%
Gildan Activewear, Inc.#	108,415	5,379,552
On Holding AG, Class A†	181,429	10,582,754
		15,962,306
Auto Manufacturers — 0.5%
PACCAR, Inc.	39,789	4,655,313
Banks — 0.8%
Western Alliance Bancorp	81,815	7,658,702
Biotechnology — 2.0%
Argenx SE ADR†	5,760	3,551,328
Corteva, Inc.	74,618	4,644,224
Illumina, Inc.†	18,269	2,633,477
Insmed, Inc.†	82,035	6,165,751
REVOLUTION Medicines, Inc.†	10,667	617,086
Sarepta Therapeutics, Inc.†	15,051	2,006,900
		19,618,766
Building Materials — 0.7%
Builders FirstSource, Inc.†	37,700	7,029,919
Commercial Services — 4.6%
API Group Corp.†	101,783	3,845,362
Cimpress PLC†	31,831	2,556,029
Global Payments, Inc.	28,289	3,365,260
GXO Logistics, Inc.†	99,746	6,067,549
Quanta Services, Inc.	24,122	8,310,512
RB Global, Inc.	44,228	4,323,729
Rentokil Initial PLC	196,494	987,251
Rentokil Initial PLC ADR#	111,322	2,843,164
TransUnion	31,725	3,220,088
UL Solutions, Inc.	16,528	888,049
WEX, Inc.†	46,473	8,767,596
		45,174,589
Computers — 4.2%
Amdocs, Ltd.	76,365	6,622,373
CACI International, Inc., Class A†	25,741	11,837,771
CyberArk Software, Ltd.†	28,126	9,099,042
Parsons Corp.†	58,600	5,620,326
Zscaler, Inc.†	39,070	8,071,472
		41,250,984
Cosmetics/Personal Care — 0.6%
e.l.f. Beauty, Inc.†	41,945	5,432,716
Diversified Financial Services — 8.5%
Ameriprise Financial, Inc.	32,731	18,786,612
Apollo Global Management, Inc.	86,189	15,085,661
Cboe Global Markets, Inc.	9,117	1,967,904
Charles Schwab Corp.	43,938	3,636,309
Interactive Brokers Group, Inc., Class A	96,866	18,510,124
LPL Financial Holdings, Inc.	24,587	7,994,463
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Rocket Cos., Inc., Class A†	531,975	$ 7,729,597
Tradeweb Markets, Inc., Class A	78,413	10,624,961
		84,335,631
Electric — 2.9%
Alliant Energy Corp.	110,334	6,973,109
Ameren Corp.	51,712	4,881,096
DTE Energy Co.	32,899	4,138,036
Vistra Corp.	81,049	12,954,872
		28,947,113
Electrical Components & Equipment — 1.1%
Emerson Electric Co.	78,649	10,428,857
Electronics — 2.4%
Flex, Ltd.†	248,035	9,665,924
Fortive Corp.	86,571	6,867,678
Sensata Technologies Holding PLC	150,731	4,844,494
TE Connectivity PLC	15,331	2,316,821
		23,694,917
Entertainment — 3.0%
Churchill Downs, Inc.	55,464	7,881,989
DraftKings, Inc., Class A†	239,110	10,437,152
Entain PLC	200,159	2,052,357
Live Nation Entertainment, Inc.†	70,441	9,738,468
		30,109,966
Environmental Control — 1.5%
Clean Harbors, Inc.†	13,800	3,589,242
Veralto Corp.	26,579	2,875,582
Waste Connections, Inc.	43,210	8,316,629
		14,781,453
Food Service — 0.6%
Aramark	142,656	5,804,673
Healthcare-Products — 9.3%
Align Technology, Inc.†	31,105	7,240,311
Avantor, Inc.†	200,542	4,223,414
Boston Scientific Corp.†	119,324	10,817,914
Cooper Cos., Inc.†	82,708	8,639,678
Dentsply Sirona, Inc.	39,562	777,393
ICU Medical, Inc.†	20,890	3,425,124
IDEXX Laboratories, Inc.†	13,072	5,513,116
Inspire Medical Systems, Inc.#†	35,083	6,762,599
Insulet Corp.†	34,063	9,087,327
Natera, Inc.†	66,596	11,173,477
Revvity, Inc.#	68,593	7,966,391
STERIS PLC	11,718	2,566,945
Teleflex, Inc.	50,807	9,798,130
Waters Corp.†	10,644	4,094,960
		92,086,779
Healthcare-Services — 0.8%
Tenet Healthcare Corp.†	56,418	8,049,720
Home Builders — 0.8%
D.R. Horton, Inc.	48,308	8,153,424
Insurance — 3.9%
Arthur J. Gallagher & Co.	26,869	8,389,577
Intact Financial Corp.	53,239	10,139,802
MGIC Investment Corp.	290,615	7,631,550
Ryan Specialty Holdings, Inc.	30,818	2,323,677

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
W.R. Berkley Corp.	125,048	$ 8,071,848
Willis Towers Watson PLC	7,604	2,448,488
		39,004,942
Internet — 3.7%
CDW Corp.	20,926	3,681,511
DoorDash, Inc., Class A†	22,036	3,977,057
GoDaddy, Inc., Class A†	75,807	14,977,189
Reddit, Inc.†	39,085	5,498,869
Wayfair, Inc., Class A#†	149,687	6,921,527
Ziff Davis, Inc.#†	27,614	1,625,084
		36,681,237
Iron/Steel — 1.0%
Carpenter Technology Corp.	52,951	10,274,612
Machinery-Construction & Mining — 0.8%
Vertiv Holdings Co., Class A	65,221	8,322,200
Machinery-Diversified — 0.8%
Ingersoll Rand, Inc.	44,168	4,600,980
Westinghouse Air Brake Technologies Corp.	18,551	3,721,702
		8,322,682
Media — 0.8%
Liberty Media Corp.-Liberty Formula One, Class A†	10,887	880,758
Liberty Media Corp.-Liberty Formula One, Class C†	84,563	7,471,987
		8,352,745
Mining — 0.6%
Freeport-McMoRan, Inc.	142,025	6,277,505
Miscellaneous Manufacturing — 1.9%
Parker-Hannifin Corp.	15,600	10,965,240
Teledyne Technologies, Inc.†	16,427	7,971,366
		18,936,606
Oil & Gas — 1.1%
Diamondback Energy, Inc.	29,231	5,191,133
Weatherford International PLC	66,775	5,495,583
		10,686,716
Pharmaceuticals — 2.0%
Ascendis Pharma A/S ADR†	14,422	1,962,546
BellRing Brands, Inc.†	112,025	8,789,481
Dexcom, Inc.†	80,346	6,266,185
Vaxcyte, Inc.†	28,313	2,671,048
		19,689,260
Pipelines — 1.2%
Cheniere Energy, Inc.	52,635	11,790,766
REITS — 0.6%
Lamar Advertising Co., Class A	29,724	3,983,610
Lineage, Inc.	28,287	1,793,962
		5,777,572
Retail — 6.8%
Burlington Stores, Inc.†	8,990	2,534,101
CarMax, Inc.†	57,579	4,834,909
Cava Group, Inc.†	96,958	13,661,382
Dollar Tree, Inc.#†	21,193	1,510,425
Ferguson Enterprises, Inc.	73,908	15,958,955
O'Reilly Automotive, Inc.†	7,310	9,087,938
Security Description	Shares or Principal Amount	Value

Retail (continued)
Texas Roadhouse, Inc.	61,390	$ 12,601,525
Wingstop, Inc.	21,401	7,036,007
		67,225,242
Semiconductors — 3.2%
Astera Labs, Inc.†	45,590	4,707,167
KLA Corp.	4,067	2,631,471
Lam Research Corp.	17,808	1,315,655
Microchip Technology, Inc.	24,151	1,646,374
Monolithic Power Systems, Inc.	13,382	7,596,158
NXP Semiconductors NV	29,748	6,823,299
ON Semiconductor Corp.†	95,708	6,806,753
		31,526,877
Software — 18.5%
ANSYS, Inc.†	23,522	8,258,574
AppLovin Corp., Class A†	115,712	38,966,016
Broadridge Financial Solutions, Inc.	27,334	6,451,371
Cloudflare, Inc., Class A†	117,893	11,769,258
Constellation Software, Inc.	5,135	17,362,362
Datadog, Inc., Class A†	130,158	19,881,635
Dayforce, Inc.#†	59,475	4,757,405
Dynatrace, Inc.†	37,431	2,103,248
Elastic NV†	74,496	8,154,332
JFrog, Ltd.†	189,010	5,887,662
Monday.com, Ltd.†	23,171	6,612,077
Palantir Technologies, Inc., Class A†	382,081	25,629,993
SentinelOne, Inc., Class A#†	331,131	9,255,111
Snowflake, Inc., Class A†	32,835	5,739,558
SS&C Technologies Holdings, Inc.	144,577	11,181,585
Topicus.com, Inc.	16,731	1,442,536
		183,452,723
Telecommunications — 1.0%
Motorola Solutions, Inc.	19,358	9,673,193
Transportation — 1.7%
CSX Corp.	136,315	4,982,313
JB Hunt Transport Services, Inc.	39,680	7,503,885
TFI International, Inc.	29,687	4,502,924
		16,989,122
Total Long-Term Investment Securities (cost $731,107,868)		978,694,452
SHORT-TERM INVESTMENTS — 1.1%
Commercial Paper — 0.5%
DNB NOR Bank ASA
4.55%, 12/02/2024	$5,000,000	4,998,111
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(1)(2)	6,523,081	6,523,081
Total Short-Term Investments (cost $11,522,449)		11,521,192
TOTAL INVESTMENTS (cost $742,630,317)(3)	99.9%	990,215,644
Other assets less liabilities	0.1	545,643
NET ASSETS	100.0%	$990,761,287
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

(1)	The rate shown is the 7-day yield as of November 30, 2024.
(2)	At November 30, 2024, the Fund had loaned securities with a total value of $22,335,522. This was secured by collateral of $6,523,081, which was received in cash and subsequently invested in short-term investments currently valued at $6,523,081 as reported in the Portfolio of Investments. Additional collateral of $16,066,739 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$51,405
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	689,052
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	50,654
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	150,722
United States Treasury Bills	0.00%	01/16/2025 to 02/27/2025	606,945
United States Treasury Notes/Bonds	0.00% to 6.25%	01/15/2025 to 08/15/2054	14,517,961
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$44,187,338	$987,251	$—	$45,174,589
Entertainment	28,057,609	2,052,357	—	30,109,966
Other Industries	903,409,897	—	—	903,409,897
Short-Term Investments:
Commercial Paper	—	4,998,111	—	4,998,111
Other Short-Term Investments	6,523,081	—	—	6,523,081
Total Investments at Value	$982,177,925	$8,037,719	$—	$990,215,644
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Advertising — 0.3%
Taboola.com, Ltd.†	720,349	$ 2,564,442
Aerospace/Defense — 2.9%
Curtiss-Wright Corp.	20,726	7,743,855
Ducommun, Inc.†	49,475	3,314,825
Howmet Aerospace, Inc.	80,537	9,533,970
L3Harris Technologies, Inc.	17,967	4,424,374
		25,017,024
Airlines — 0.8%
Alaska Air Group, Inc.†	50,778	2,670,923
Delta Air Lines, Inc.	62,830	4,009,810
		6,680,733
Apparel — 1.4%
Ralph Lauren Corp.	14,522	3,360,391
Skechers USA, Inc., Class A†	59,599	3,803,608
Steven Madden, Ltd.	106,123	4,837,086
		12,001,085
Auto Parts & Equipment — 1.3%
Gentex Corp.	276,090	8,437,311
Goodyear Tire & Rubber Co.#†	301,599	3,239,173
		11,676,484
Banks — 6.6%
Ameris Bancorp	67,827	4,766,881
Cadence Bank	157,730	6,023,709
Columbia Banking System, Inc.	202,591	6,282,347
East West Bancorp, Inc.	31,374	3,441,100
Fifth Third Bancorp	170,060	8,173,083
Huntington Bancshares, Inc.	385,973	6,951,374
SouthState Corp.	56,883	6,296,379
Synovus Financial Corp.	94,169	5,374,225
UMB Financial Corp.	48,540	6,091,285
Webster Financial Corp.	77,374	4,780,166
		58,180,549
Beverages — 0.4%
Coca-Cola Europacific Partners PLC	42,115	3,267,281
Primo Brands Corp., Class A	6,861	195,676
		3,462,957
Building Materials — 2.5%
Boise Cascade Co.	37,434	5,525,258
Builders FirstSource, Inc.†	8,906	1,660,702
Fortune Brands Innovations, Inc.	88,184	6,904,807
Masco Corp.	65,126	5,246,551
Masterbrand, Inc.†	74,427	1,287,587
UFP Industries, Inc.	9,583	1,302,330
		21,927,235
Chemicals — 2.9%
Celanese Corp.	6,545	479,159
CF Industries Holdings, Inc.	48,983	4,391,816
DuPont de Nemours, Inc.	32,224	2,693,604
FMC Corp.	81,510	4,816,426
Huntsman Corp.	189,525	3,710,900
Ingevity Corp.†	101,334	4,921,792
Mosaic Co.	56,483	1,494,540
Olin Corp.	68,205	2,904,851
		25,413,088
Security Description	Shares or Principal Amount	Value

Commercial Services — 2.6%
Equifax, Inc.	14,804	$ 3,872,134
H&R Block, Inc.	60,505	3,586,737
RB Global, Inc.	48,861	4,776,651
Robert Half, Inc.	62,028	4,627,909
TransUnion	54,080	5,489,120
		22,352,551
Computers — 2.4%
Check Point Software Technologies, Ltd.†	34,998	6,369,636
Cognizant Technology Solutions Corp., Class A	25,996	2,092,418
Dell Technologies, Inc., Class C	16,863	2,151,550
Leidos Holdings, Inc.	15,733	2,602,238
NetApp, Inc.	29,482	3,615,672
Science Applications International Corp.	33,010	4,101,493
		20,933,007
Cosmetics/Personal Care — 0.6%
Perrigo Co. PLC	196,942	5,620,725
Distribution/Wholesale — 1.0%
Resideo Technologies, Inc.†	91,021	2,473,951
WESCO International, Inc.	28,088	5,942,578
		8,416,529
Diversified Financial Services — 9.2%
Affiliated Managers Group, Inc.	17,545	3,290,389
Air Lease Corp.	103,504	5,268,354
Ameriprise Financial, Inc.	21,230	12,185,383
Bread Financial Holdings, Inc.	53,196	3,129,521
Discover Financial Services	15,228	2,778,044
Evercore, Inc., Class A	31,609	9,732,411
LPL Financial Holdings, Inc.	24,480	7,959,672
PRA Group, Inc.†	113,033	2,396,300
Rocket Cos., Inc., Class A†	149,331	2,169,780
SLM Corp.	114,948	3,147,276
StepStone Group, Inc., Class A	28,897	1,904,023
Stifel Financial Corp.	61,974	7,176,589
Synchrony Financial	85,238	5,755,270
TPG, Inc.	80,419	5,626,113
Voya Financial, Inc.	101,886	8,456,538
		80,975,663
Electric — 3.0%
American Electric Power Co., Inc.	18,085	1,805,968
CenterPoint Energy, Inc.	149,327	4,871,047
DTE Energy Co.	42,791	5,382,252
Entergy Corp.	23,475	3,666,091
FirstEnergy Corp.	101,950	4,337,972
IDACORP, Inc.	28,141	3,333,864
OGE Energy Corp.	62,255	2,736,730
		26,133,924
Electrical Components & Equipment — 1.7%
AMETEK, Inc.	26,081	5,069,625
Belden, Inc.	43,225	5,290,740
Generac Holdings, Inc.†	24,524	4,615,417
		14,975,782
Electronics — 4.3%
Allegion PLC	39,878	5,616,418
Arrow Electronics, Inc.†	19,368	2,327,259
Atmus Filtration Technologies, Inc.	45,429	1,966,621
Flex, Ltd.†	283,367	11,042,812
Fortive Corp.	49,547	3,930,563
Garmin, Ltd.	12,876	2,737,438

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Keysight Technologies, Inc.†	26,309	$ 4,494,630
nVent Electric PLC	13,179	1,032,047
Sensata Technologies Holding PLC	53,904	1,732,475
TE Connectivity PLC	20,960	3,167,475
		38,047,738
Engineering & Construction — 1.1%
Fluor Corp.†	64,972	3,646,878
Frontdoor, Inc.†	66,360	3,888,696
Jacobs Solutions, Inc.	15,051	2,125,653
		9,661,227
Entertainment — 0.7%
Churchill Downs, Inc.	26,091	3,707,792
International Game Technology PLC	115,635	2,223,661
		5,931,453
Food — 1.5%
Lamb Weston Holdings, Inc.#	43,401	3,352,293
US Foods Holding Corp.†	143,037	9,979,692
		13,331,985
Gas — 2.2%
NiSource, Inc.	179,749	6,846,640
ONE Gas, Inc.#	80,735	6,294,908
Spire, Inc.	81,454	5,961,618
		19,103,166
Healthcare-Products — 1.7%
Avantor, Inc.†	87,607	1,845,003
Integra LifeSciences Holdings Corp.†	148,096	3,640,200
QIAGEN NV	82,451	3,580,847
Solventum Corp.†	9,747	697,008
Teleflex, Inc.	26,401	5,091,433
		14,854,491
Healthcare-Services — 2.0%
Acadia Healthcare Co., Inc.†	54,749	2,224,452
Charles River Laboratories International, Inc.†	20,704	4,121,338
Evotec SE†	364,186	1,708,033
Humana, Inc.	10,469	3,102,802
ICON PLC†	10,465	2,200,266
Molina Healthcare, Inc.†	13,462	4,010,330
		17,367,221
Home Builders — 1.0%
Century Communities, Inc.	28,039	2,533,604
Lennar Corp., Class A	9,767	1,703,267
NVR, Inc.†	446	4,119,069
		8,355,940
Home Furnishings — 1.0%
Tempur Sealy International, Inc.	153,103	8,570,706
Household Products/Wares — 0.3%
Avery Dennison Corp.	13,682	2,817,808
Insurance — 4.1%
Aegon, Ltd.	588,516	3,819,469
Aon PLC, Class A	7,830	3,065,758
Everest Group, Ltd.	15,826	6,133,525
First American Financial Corp.	28,996	2,034,069
Hanover Insurance Group, Inc.	20,099	3,316,536
Kemper Corp.	87,386	6,247,225
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Markel Group, Inc.†	2,880	$ 5,134,810
RenaissanceRe Holdings, Ltd.#	9,048	2,589,085
Travelers Cos., Inc.	12,377	3,292,777
		35,633,254
Internet — 1.8%
Cargurus, Inc.†	95,884	3,626,333
eBay, Inc.	86,357	5,465,535
F5, Inc.†	18,124	4,537,343
Gen Digital, Inc.	65,947	2,034,465
		15,663,676
Iron/Steel — 1.6%
Commercial Metals Co.	54,411	3,356,614
Reliance, Inc.	33,332	10,707,572
		14,064,186
Leisure Time — 0.8%
Harley-Davidson, Inc.	60,854	2,046,520
Malibu Boats, Inc., Class A#†	60,414	2,618,947
OneSpaWorld Holdings, Ltd.	131,463	2,496,482
		7,161,949
Lodging — 1.5%
Boyd Gaming Corp.	49,467	3,653,138
Wyndham Hotels & Resorts, Inc.	99,084	9,728,067
		13,381,205
Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.	14,257	1,865,528
Machinery-Diversified — 2.4%
Dover Corp.	20,068	4,132,001
Flowserve Corp.	70,065	4,275,367
IDEX Corp.	21,493	4,956,931
Middleby Corp.†	39,803	5,707,352
Watts Water Technologies, Inc., Class A	9,361	2,020,010
		21,091,661
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	12,237	1,655,544
Mining — 0.3%
Freeport-McMoRan, Inc.	69,985	3,093,337
Miscellaneous Manufacturing — 2.3%
ITT, Inc.	13,734	2,144,152
John Bean Technologies Corp.	36,475	4,596,580
Parker-Hannifin Corp.	9,240	6,494,796
Textron, Inc.	77,927	6,672,889
		19,908,417
Office/Business Equipment — 0.9%
Zebra Technologies Corp., Class A†	18,502	7,530,314
Oil & Gas — 5.2%
Antero Resources Corp.†	105,235	3,440,132
Chord Energy Corp.	41,008	5,229,340
Diamondback Energy, Inc.	27,416	4,868,808
EQT Corp.	237,787	10,805,041
Expand Energy Corp.#	44,542	4,407,876
Ovintiv, Inc.	81,746	3,712,903
Phillips 66	17,393	2,330,314
Range Resources Corp.	117,837	4,211,495
Seadrill, Ltd.†	26,627	1,082,121

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Viper Energy, Inc.	48,716	$ 2,636,023
Weatherford International PLC	33,974	2,796,060
		45,520,113
Oil & Gas Services — 0.4%
Halliburton Co.	88,130	2,807,822
Tidewater, Inc.†	20,940	1,083,017
		3,890,839
Packaging & Containers — 1.3%
Ball Corp.	88,370	5,493,079
Packaging Corp. of America	23,130	5,755,901
		11,248,980
Pharmaceuticals — 0.9%
Cencora, Inc.	30,553	7,685,607
Private Equity — 0.6%
Carlyle Group, Inc.	105,040	5,591,279
REITS — 9.3%
Acadia Realty Trust	176,584	4,564,696
American Healthcare REIT, Inc.	133,569	3,981,692
Brixmor Property Group, Inc.	204,507	6,149,526
Camden Property Trust	59,085	7,432,893
CareTrust REIT, Inc.	97,931	2,917,365
Douglas Emmett, Inc.	200,887	3,889,172
EastGroup Properties, Inc.	15,625	2,690,781
Equity LifeStyle Properties, Inc.	43,898	3,131,244
Equity Residential	43,334	3,321,984
Essential Properties Realty Trust, Inc.	141,463	4,823,888
Essex Property Trust, Inc.	8,578	2,663,126
Extra Space Storage, Inc.	21,570	3,687,607
First Industrial Realty Trust, Inc.	62,221	3,325,713
Invitation Homes, Inc.	51,434	1,761,615
Lamar Advertising Co., Class A	34,738	4,655,587
Macerich Co.	122,848	2,605,606
Regency Centers Corp.	58,982	4,458,449
Rexford Industrial Realty, Inc.#	46,208	1,944,433
Simon Property Group, Inc.	36,994	6,792,098
SL Green Realty Corp.	28,785	2,250,699
VICI Properties, Inc.	122,005	3,978,583
		81,026,757
Retail — 3.0%
AutoZone, Inc.†	2,509	7,952,376
Beacon Roofing Supply, Inc.†	29,719	3,358,841
Darden Restaurants, Inc.	9,769	1,721,982
Denny's Corp.#†	383,648	2,516,731
Ferguson Enterprises, Inc.	12,953	2,796,941
Five Below, Inc.†	24,638	2,283,943
MSC Industrial Direct Co., Inc., Class A	21,180	1,818,938
Ross Stores, Inc.	23,835	3,691,327
		26,141,079
Semiconductors — 1.3%
Allegro MicroSystems, Inc.†	201,418	4,376,813
Microchip Technology, Inc.	37,604	2,563,465
MKS Instruments, Inc.	42,508	4,830,609
		11,770,887
Software — 1.8%
Fidelity National Information Services, Inc.	35,787	3,052,631
Security Description	Shares or Principal Amount	Value

Software (continued)
Informatica, Inc., Class A†	121,645	$ 3,226,025
Pegasystems, Inc.	20,598	1,956,192
Progress Software Corp.	50,415	3,448,890
SS&C Technologies Holdings, Inc.	50,443	3,901,262
		15,585,000
Telecommunications — 0.3%
InterDigital, Inc.#	15,494	3,036,204
Transportation — 2.6%
Expeditors International of Washington, Inc.	44,944	5,466,988
Knight-Swift Transportation Holdings, Inc.	107,609	6,387,670
Landstar System, Inc.	15,846	2,946,089
Norfolk Southern Corp.	29,218	8,059,785
		22,860,532
Total Long-Term Investment Securities (cost $738,813,562)		859,779,861
SHORT-TERM INVESTMENTS — 1.6%
Unaffiliated Investment Companies — 1.6%
State Street Institutional Liquid Reserves Fund, Administration Class 4.65%(1) (cost $14,370,867)	14,365,110	14,370,855
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 11/29/2024, to be repurchased 12/02/2024 in the amount of $734,317 and collateralized by $784,500 of United States Treasury Notes, bearing interest at 0.50% due 02/28/2026 and having an approximate value of $748,919 (cost $734,229)	$ 734,229	734,229
TOTAL INVESTMENTS (cost $753,918,658)(2)	99.9%	874,884,945
Other assets less liabilities	0.1	446,764
NET ASSETS	100.0%	$875,331,709
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At November 30, 2024, the Fund had loaned securities with a total value of $7,700,313. This was secured by collateral of $7,948,516 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$25,480
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	341,548
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	25,108
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	74,710
Government National Mtg. Assoc.	5.50% to 6.00%	09/20/2053 to 07/20/2054	158,770
United States Treasury Bills	0.00%	01/09/2025 to 10/02/2025	21,516
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 08/15/2054	7,301,384
(1)	The rate shown is the 7-day yield as of November 30, 2024.
(2)	See Note 4 for cost of investments on a tax basis.

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$859,779,861	$—	$—	$859,779,861
Short-Term Investments	14,370,855	—	—	14,370,855
Repurchase Agreements	—	734,229	—	734,229
Total Investments at Value	$874,150,716	$734,229	$—	$874,884,945
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Moderate Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.1%
Domestic Equity Investment Companies — 47.0%
VALIC Company I Mid Cap Index Fund	521,959	$ 15,674,420
VALIC Company I Small Cap Growth Fund†	1,798,109	31,430,951
VALIC Company I Small Cap Value Fund	2,184,032	30,379,880
VALIC Company I Stock Index Fund	4,588,121	279,783,597
VALIC Company I Systematic Growth Fund	3,470,295	68,815,958
VALIC Company I Systematic Value Fund	4,222,159	68,103,434
Total Domestic Equity Investment Companies (cost $389,733,969)		494,188,240
Domestic Fixed Income Investment Companies — 38.0%
VALIC Company I Core Bond Fund (cost $395,453,493)	40,092,162	399,718,856
International Equity Investment Companies — 14.1%
VALIC Company I Emerging Economies Fund	1,598,830	10,232,513
VALIC Company I International Equities Index Fund	16,577,885	137,927,996
Total International Equity Investment Companies (cost $126,393,591)		148,160,509
Total Long-Term Investment Securities (cost $911,581,053)		1,042,067,605
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(2) (cost $9,968,157)	9,968,157	$ 9,968,157
TOTAL INVESTMENTS (cost $921,549,210)(3)	100.0%	1,052,035,762
Other assets less liabilities	(0.0)	(77,534)
NET ASSETS	100.0%	$1,051,958,228
#	The VALIC Company I Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of November 30, 2024.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,042,067,605	$—	$—	$1,042,067,605
Short-Term Investments	9,968,157	—	—	9,968,157
Total Investments at Value	$1,052,035,762	$—	$—	$1,052,035,762
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Advertising — 0.4%
Trade Desk, Inc., Class A†	28,558	$ 3,671,131
Auto Manufacturers — 4.3%
PACCAR, Inc.	33,442	3,912,714
Tesla, Inc.†	119,432	41,223,149
		45,135,863
Beverages — 2.2%
Coca-Cola Europacific Partners PLC	29,295	2,272,706
Keurig Dr Pepper, Inc.	86,509	2,824,519
Monster Beverage Corp.†	62,488	3,444,963
PepsiCo, Inc.	87,624	14,322,143
		22,864,331
Biotechnology — 3.3%
Amgen, Inc.	34,278	9,696,218
Biogen, Inc.†	9,293	1,492,735
Gilead Sciences, Inc.	79,422	7,352,889
Illumina, Inc.†	10,163	1,464,996
Moderna, Inc.†	24,523	1,055,960
Regeneron Pharmaceuticals, Inc.†	6,917	5,189,272
Vertex Pharmaceuticals, Inc.†	16,465	7,707,760
		33,959,830
Chemicals — 1.4%
Linde PLC	30,462	14,042,677
Commercial Services — 2.1%
Automatic Data Processing, Inc.	26,015	7,984,784
Cintas Corp.	25,714	5,805,964
PayPal Holdings, Inc.†	65,218	5,658,966
Verisk Analytics, Inc.	9,086	2,673,192
		22,122,906
Computers — 10.1%
Apple, Inc.	375,519	89,121,924
Cognizant Technology Solutions Corp., Class A	31,620	2,545,094
Crowdstrike Holdings, Inc., Class A†	14,846	5,136,271
Fortinet, Inc.†	48,795	4,637,965
Super Micro Computer, Inc.†	37,358	1,219,365
Zscaler, Inc.†	9,643	1,992,147
		104,652,766
Distribution/Wholesale — 0.7%
Copart, Inc.†	61,388	3,891,385
Fastenal Co.	36,531	3,052,531
		6,943,916
Electric — 1.3%
American Electric Power Co., Inc.	33,947	3,389,948
Constellation Energy Corp.	19,948	5,117,859
Exelon Corp.	63,825	2,524,917
Xcel Energy, Inc.	35,565	2,580,596
		13,613,320
Electronics — 0.9%
Honeywell International, Inc.	41,445	9,653,784
Food — 0.8%
Kraft Heinz Co.	77,131	2,465,878
Mondelez International, Inc., Class A	85,214	5,534,649
		8,000,527
Healthcare-Products — 1.6%
GE HealthCare Technologies, Inc.	29,132	2,424,365
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
IDEXX Laboratories, Inc.†	5,251	$ 2,214,609
Intuitive Surgical, Inc.†	22,670	12,287,140
		16,926,114
Internet — 20.7%
Airbnb, Inc., Class A†	28,069	3,820,472
Alphabet, Inc., Class A	144,708	24,448,417
Alphabet, Inc., Class C	137,941	23,517,561
Amazon.com, Inc.†	259,225	53,890,285
Booking Holdings, Inc.	2,139	11,127,035
CDW Corp.	8,522	1,499,275
DoorDash, Inc., Class A†	24,536	4,428,257
MercadoLibre, Inc.†	3,235	6,422,025
Meta Platforms, Inc., Class A	85,844	49,301,926
Netflix, Inc.†	27,378	24,279,084
Palo Alto Networks, Inc.†	20,657	8,011,198
PDD Holdings, Inc. ADR†	42,608	4,114,229
		214,859,764
Lodging — 0.5%
Marriott International, Inc., Class A	17,959	5,191,767
Media — 1.5%
Charter Communications, Inc., Class A†	9,106	3,614,763
Comcast Corp., Class A	246,436	10,643,571
Warner Bros. Discovery, Inc.†	156,414	1,639,219
		15,897,553
Oil & Gas — 0.3%
Diamondback Energy, Inc.	18,804	3,339,402
Oil & Gas Services — 0.3%
Baker Hughes Co.	63,373	2,785,243
Pharmaceuticals — 0.4%
AstraZeneca PLC ADR	37,147	2,511,880
Dexcom, Inc.†	25,564	1,993,737
		4,505,617
Real Estate — 0.2%
CoStar Group, Inc.†	26,143	2,126,472
Retail — 4.4%
Costco Wholesale Corp.	28,282	27,486,710
Lululemon Athletica, Inc.†	7,506	2,406,874
O'Reilly Automotive, Inc.†	3,700	4,599,914
Ross Stores, Inc.	21,281	3,295,789
Starbucks Corp.	72,290	7,406,833
		45,196,120
Semiconductors — 22.1%
Advanced Micro Devices, Inc.†	103,248	14,163,044
Analog Devices, Inc.	31,673	6,906,298
Applied Materials, Inc.	52,591	9,188,174
ARM Holdings PLC ADR#†	7,983	1,072,037
ASML Holding NV	6,013	4,128,586
Broadcom, Inc.	295,630	47,915,710
GlobalFoundries, Inc.#†	35,187	1,521,838
Intel Corp.	272,779	6,560,335
KLA Corp.	8,577	5,549,576
Lam Research Corp.	82,853	6,121,180
Marvell Technology, Inc.	55,258	5,121,864
Microchip Technology, Inc.	34,226	2,333,186
Micron Technology, Inc.	70,737	6,928,689
NVIDIA Corp.	605,854	83,759,316
NXP Semiconductors NV	16,251	3,727,492

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
ON Semiconductor Corp.†	27,327	$ 1,943,496
QUALCOMM, Inc.	71,065	11,265,935
Texas Instruments, Inc.	58,246	11,709,193
		229,915,949
Software — 14.4%
Adobe, Inc.†	28,287	14,594,112
ANSYS, Inc.†	5,575	1,957,383
AppLovin Corp., Class A†	18,951	6,381,749
Atlassian Corp., Class A†	10,210	2,691,152
Autodesk, Inc.†	13,748	4,013,041
Cadence Design Systems, Inc.†	17,469	5,359,664
Datadog, Inc., Class A†	19,846	3,031,476
Electronic Arts, Inc.	16,854	2,758,494
Intuit, Inc.	17,834	11,444,613
Microsoft Corp.	183,585	77,740,904
MongoDB, Inc.†	4,713	1,519,895
Paychex, Inc.	22,949	3,356,750
Roper Technologies, Inc.	6,840	3,874,450
Synopsys, Inc.†	9,800	5,473,202
Take-Two Interactive Software, Inc.†	11,183	2,106,654
Workday, Inc., Class A†	13,588	3,396,864
		149,700,403
Telecommunications — 3.2%
Cisco Systems, Inc.	257,009	15,217,503
T-Mobile US, Inc.	74,432	18,380,238
		33,597,741
Transportation — 0.7%
CSX Corp.	123,678	4,520,431
Old Dominion Freight Line, Inc.	13,670	3,077,664
		7,598,095
Total Long-Term Investment Securities (cost $432,767,573)		1,016,301,291
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(1)(2)	1,759,859	1,759,859
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.1%
United States Treasury Bills
4.38%, 03/18/2025(3)	$ 110,000	$ 108,585
4.65%, 01/14/2025(3)	1,500,000	1,491,993
		1,600,578
Total Short-Term Investments (cost $3,359,898)		3,360,437
REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 11/29/2024, to be repurchased 12/02/2024 in the amount of $20,991,330 and collateralized by $21,101,700 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $21,408,682 (cost $20,988,812)	20,988,812	20,988,812
TOTAL INVESTMENTS (cost $457,116,283)(4)	100.1%	1,040,650,540
Other assets less liabilities	(0.1)	(1,311,558)
NET ASSETS	100.0%	$1,039,338,982
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2024.
(2)	At November 30, 2024, the Fund had loaned securities with a total value of $2,593,875. This was secured by collateral of $1,759,859, which was received in cash and subsequently invested in short-term investments currently valued at $1,759,859 as reported in the Portfolio of Investments. Additional collateral of $867,264 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
United States Treasury Notes/Bonds	0.13% to 5.00%	09/30/2025 to 08/15/2032	$867,264
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
54	Long	NASDAQ 100 E-Mini Index	December 2024	$22,429,839	$22,672,980	$243,141
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,016,301,291	$—	$—	$1,016,301,291
Short-Term Investments:
U.S. Government	—	1,600,578	—	1,600,578
Other Short-Term Investments	1,759,859	—	—	1,759,859
Repurchase Agreements	—	20,988,812	—	20,988,812
Total Investments at Value	$1,018,061,150	$22,589,390	$—	$1,040,650,540
Other Financial Instruments:†
Futures Contracts	$243,141	$—	$—	$243,141
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Auto Manufacturers — 1.6%
Tesla, Inc.†	133,261	$ 45,996,367
Banks — 0.2%
NU Holdings, Ltd., Class A†	439,514	5,507,111
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Earnout Shares 15.00†(1)	963	29
PrognomiQ, Inc., Class A†(1)(2)	28,713	9,188
		9,217
Commercial Services — 1.6%
Adyen NV*†	6,052	8,775,429
PayPal Holdings, Inc.†	175,996	15,271,173
RELX PLC	345,891	16,337,351
S&P Global, Inc.	15,140	7,910,801
		48,294,754
Computers — 12.9%
Apple, Inc.	935,778	222,088,193
Cognizant Technology Solutions Corp., Class A	245,674	19,774,300
Crowdstrike Holdings, Inc., Class A†	132,531	45,851,750
CyberArk Software, Ltd.†	108,139	34,984,048
Dell Technologies, Inc., Class C	62,779	8,009,973
EPAM Systems, Inc.†	64,405	15,709,668
Rubrik, Inc., Class A†	260,675	13,247,503
Zscaler, Inc.†	83,477	17,245,513
		376,910,948
Diversified Financial Services — 0.6%
Mastercard, Inc., Class A	35,519	18,929,496
Electric — 0.2%
Constellation Energy Corp.	26,548	6,811,155
Electronics — 1.0%
Amphenol Corp., Class A	208,353	15,136,845
Coherent Corp.†	143,054	14,328,289
		29,465,134
Entertainment — 0.1%
Webtoon Entertainment, Inc.#†	297,571	3,654,172
Entertainment Software — 0.1%
Epic Games, Inc.†(1)(2)	3,719	2,359,929
Healthcare-Services — 0.3%
Tempus AI, Inc., Class A (Lockup Shares)†(2)	136,092	8,517,998
Verily Life Sciences LLC Series B†(1)(2)	6,986	884,917
		9,402,915
Internet — 19.2%
Alphabet, Inc., Class A	140,357	23,713,315
Alphabet, Inc., Class C	523,493	89,250,322
Amazon.com, Inc.†	335,955	69,841,685
MercadoLibre, Inc.†	17,767	35,270,515
Meta Platforms, Inc., Class A	330,454	189,786,341
Netflix, Inc.†	47,667	42,271,572
Palo Alto Networks, Inc.†	122,380	47,461,412
Reddit, Inc.†	51,305	7,218,100
Shopify, Inc., Class A†	83,931	9,702,424
Spotify Technology SA†	101,374	48,351,344
		562,867,030
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 1.1%
Hitachi, Ltd.	617,000	$ 15,388,360
Vertiv Holdings Co., Class A	127,736	16,299,113
		31,687,473
Media — 0.5%
Thomson Reuters Corp.	83,751	13,664,306
Semiconductors — 24.1%
Advanced Micro Devices, Inc.†	379,046	51,995,635
Analog Devices, Inc.	43,937	9,580,463
Applied Materials, Inc.	119,217	20,828,402
ARM Holdings PLC ADR#†	89,285	11,990,083
ASM International NV	20,662	11,178,837
ASML Holding NV (XAMS)	30,295	20,850,604
Broadcom, Inc.	682,175	110,566,924
KLA Corp.	20,753	13,427,814
Lam Research Corp.	110,160	8,138,621
Marvell Technology, Inc.	169,266	15,689,265
Micron Technology, Inc.	274,002	26,838,496
Monolithic Power Systems, Inc.	31,434	17,843,196
NVIDIA Corp.	2,413,400	333,652,550
NXP Semiconductors NV	53,105	12,180,694
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	225,667	41,671,668
		706,433,252
Software — 33.8%
AppLovin Corp., Class A†	57,642	19,410,943
Atlassian Corp., Class A†	124,984	32,943,283
Autodesk, Inc.†	40,755	11,896,385
Cadence Design Systems, Inc.†	183,033	56,156,355
Cloudflare, Inc., Class A†	296,592	29,608,779
Constellation Software, Inc.	5,854	19,793,431
Datadog, Inc., Class A†	248,595	37,972,886
Dynatrace, Inc.†	373,084	20,963,590
Elastic NV†	66,780	7,309,739
Electronic Arts, Inc.	49,299	8,068,767
Fair Isaac Corp.†	14,384	34,162,432
Fiserv, Inc.†	74,802	16,528,250
Guidewire Software, Inc.†	52,035	10,557,381
HubSpot, Inc.†	22,331	16,101,768
Kaspi.KZ JSC ADR	78,108	8,310,691
Klaviyo, Inc., Class A†	388,019	14,411,026
Microsoft Corp.	518,320	219,487,787
MicroStrategy, Inc., Class A#†	22,185	8,596,022
Monday.com, Ltd.†	50,375	14,375,010
MongoDB, Inc.†	95,936	30,938,401
Nutanix, Inc., Class A†	120,318	7,854,359
Oracle Corp.	229,742	42,465,511
Palantir Technologies, Inc., Class A†	488,906	32,795,814
Salesforce, Inc.	149,822	49,439,762
Samsara, Inc., Class A†	544,925	29,148,038
SAP SE	101,928	24,260,384
SAP SE ADR	92,517	21,982,039
SentinelOne, Inc., Class A#†	591,961	16,545,310
ServiceNow, Inc.†	79,637	83,574,253
Snowflake, Inc., Class A†	238,766	41,736,297
Take-Two Interactive Software, Inc.†	55,071	10,374,275
Xero, Ltd.†	101,750	11,565,074
		989,334,042
Telecommunications — 1.4%
Arista Networks, Inc.†	81,556	33,097,056
Motorola Solutions, Inc.	16,852	8,420,944
		41,518,000

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Toys/Games/Hobbies — 0.4%
Nintendo Co., Ltd.	184,000	$ 10,795,201
Total Common Stocks (cost $2,019,795,543)		2,903,640,502
CONVERTIBLE PREFERRED STOCKS — 0.4%
Automotive - Cars & Lt. Trucks — 0.1%
GM Cruise Holdings LLC Class F†(1)(2)	89,700	595,608
Waymo LLC Series A-2†(1)(2)	21,059	1,516,459
Waymo LLC Series B-2†(1)(2)	10,055	738,137
		2,850,204
Biotechnology — 0.1%
Freenome Holdings, Inc. Series B†(1)(2)	94,602	514,635
Freenome Holdings, Inc. Series C†(1)(2)	53,807	332,527
Insitro, Inc. Series B†(1)(2)	52,029	440,165
		1,287,327
E-Commerce/Services — 0.1%
Rappi, Inc. Series E†(1)(2)	39,184	1,422,183
Rappi, Inc. Series F†(1)(2)	14,609	530,234
		1,952,417
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	217,911	892,346
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)	69,360	2,796,595
Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C†(1)(2)	160,251	208,326
RefleXion Medical, Inc. Series D†(1)(2)	67,040	89,163
		297,489
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5†(1)(2)	542,402	520,706
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	180,527	275,304
Therapeutics — 0.0%
Color Health, Inc. Series D-1†(1)(2)	26,210	166,696
Total Convertible Preferred Stocks (cost $12,213,015)		11,039,084
ESCROWS AND LITIGATION TRUSTS — 0.0%
Exact Sciences CMO Milestone †(1)	216,096	121,014
Exact Sciences FDA Milestone †(1)	108,048	71,312
Total Escrows and Litigation Trusts (cost $0)		192,326
Security Description		Shares or Principal Amount	Value
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	3,500	$ 0
Total Long-Term Investment Securities (cost $2,032,008,558)			2,914,871,912
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(3)		2,403,649	2,403,649
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(3)(4)		12,453,969	12,453,969
Total Short-Term Investments (cost $14,857,618)			14,857,618
TOTAL INVESTMENTS (cost $2,046,866,176)(5)		100.0%	2,929,729,530
Other assets less liabilities		0.0	146,050
NET ASSETS		100.0%	$2,929,875,580
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Science & Technology Fund has no right to demand registration of these securities. At November 30, 2024, the aggregate value of these securities was $8,775,429 representing 0.3% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Epic Games, Inc.
	06/18/2020	2,698	$1,553,204
	03/29/2021	1,021	904,286
		3,719	2,457,490	$2,359,929	$634.56	0.1%
PrognomiQ, Inc., Class A
	11/15/2019	3,628	81,510
	05/12/2020	3,099	69,623
	09/11/2020	21,986	493,989
		28,713	645,122	9,188	0.32	0.0
Tempus AI, Inc., Class A (Lockup Shares)
	03/16/2018	60,677	568,780
	08/23/2018	39,722	665,058
	04/30/2019	10,551	261,239

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	02/06/2020	6,661	$255,465
	06/05/2024	18,481	683,787
		136,092	2,434,329	$8,517,998	$62.59	0.3%
Verily Life Sciences LLC Series B	01/23/2019	6,986	861,094	884,917	126.67	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	217,911	601,434	892,346	4.10	0.0
Color Health, Inc. Series D-1	01/13/2020	26,210	543,971	166,696	6.36	0.0
Freenome Holdings, Inc. Series B	06/24/2019	94,602	431,111	514,635	5.44	0.1
Freenome Holdings, Inc. Series C	08/14/2020	53,807	355,842	332,527	6.18	0.0
GM Cruise Holdings LLC Class F	05/07/2019	89,700	1,637,025	595,608	6.64	0.0
Honor Tech, Inc. Series D	10/16/2020	180,527	434,723	275,304	1.53	0.0
Insitro, Inc. Series B	05/21/2020	52,029	324,177	440,165	8.46	0.0
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	520,706	0.96	0.0
National Resilience, Inc. Series B	10/23/2020	69,360	947,458	2,796,595	40.32	0.1
Rappi, Inc. Series E	09/08/2020	39,184	2,341,089	1,422,183	36.30	0.1
Rappi, Inc. Series F	07/08/2021	14,609	941,157	530,234	36.30	0.0
RefleXion Medical, Inc. Series C	04/03/2018	160,251	271,145	208,326	1.30	0.0
RefleXion Medical, Inc. Series D	04/04/2020	67,040	127,808	89,163	1.33	0.0
Waymo LLC Series A-2	05/08/2020	21,059	1,808,277	1,516,459	72.01	0.1
Waymo LLC Series B-2	06/11/2021	10,055	922,265	738,137	73.41	0.0
				$22,811,116		0.8%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of November 30, 2024.
(4)	At November 30, 2024, the Fund had loaned securities with a total value of $14,070,277. This was secured by collateral of $12,453,969, which was received in cash and subsequently invested in short-term investments currently valued at $12,453,969 as reported in the Portfolio of Investments. Additional collateral of $1,846,795 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$717
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	9,592
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	705
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	2,098
United States Treasury Bills	0.00%	01/09/2025 to 10/02/2025	3,071
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 08/15/2054	1,830,612
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
XAMS—Euronext Amsterdam Stock Exchange
CAD—Canadian Dollar

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$—	$—	$9,217	$9,217
Commercial Services	23,181,974	25,112,780	—	48,294,754
Entertainment Software	—	—	2,359,929	2,359,929
Healthcare-Services	8,517,998	—	884,917	9,402,915
Machinery-Construction & Mining	16,299,113	15,388,360	—	31,687,473
Semiconductors	674,403,811	32,029,441	—	706,433,252
Software	953,508,584	35,825,458	—	989,334,042
Toys/Games/Hobbies	—	10,795,201	—	10,795,201
Other Industries	1,105,323,719	—	—	1,105,323,719
Convertible Preferred Stocks	—	—	11,039,084	11,039,084
Escrows and Litigation Trusts	—	—	192,326	192,326
Warrants	—	—	0	0
Short-Term Investments	14,857,618	—	—	14,857,618
Total Investments at Value	$2,796,092,817	$119,151,240	$14,485,473	$2,929,729,530
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Aerospace/Defense — 2.9%
AAR Corp.†	69,288	$ 4,816,902
CAE, Inc.†	214,254	5,035,960
Hexcel Corp.	92,525	5,865,159
		15,718,021
Agriculture — 0.0%
Farmer's Business Network, Inc.†(1)(2)	8,265	28,928
Apparel — 0.3%
Levi Strauss & Co., Class A	78,879	1,377,227
Banks — 1.7%
Bancorp, Inc.†	68,810	4,020,568
Dogwood State Bank (Non-Voting Shares)†(1)(2)	3,512	56,087
Dogwood State Bank (Voting Shares)†(1)(2)	1,501	23,971
Grasshopper Bancorp, Inc.†(1)(2)	5,208	23,436
Triumph Financial, Inc.†	45,961	4,921,963
		9,046,025
Biotechnology — 10.2%
ADMA Biologics, Inc.†	245,159	4,930,148
Arcutis Biotherapeutics, Inc.†	166,913	2,176,546
Biohaven, Ltd.†	48,509	2,231,899
Blueprint Medicines Corp.†	38,008	3,663,211
Bridgebio Pharma, Inc.†	100,219	2,714,933
Celldex Therapeutics, Inc.†	59,884	1,643,217
Crinetics Pharmaceuticals, Inc.†	46,699	2,671,183
Cytokinetics, Inc.†	34,611	1,794,926
Edgewise Therapeutics, Inc.†	74,748	2,466,684
Halozyme Therapeutics, Inc.†	75,192	3,624,254
Insmed, Inc.†	78,941	5,933,206
Intra-Cellular Therapies, Inc.†	29,201	2,501,066
Keros Therapeutics, Inc.†	31,358	1,810,611
Mineralys Therapeutics, Inc.†	58,425	746,087
NeoGenomics, Inc.†	297,059	5,266,856
Nuvalent, Inc., Class A†	18,058	1,745,847
REVOLUTION Medicines, Inc.†	60,828	3,518,900
Scholar Rock Holding Corp.†	63,870	2,548,413
Vera Therapeutics, Inc.†	42,655	2,122,086
Viking Therapeutics, Inc.#†	28,694	1,519,060
		55,629,133
Building Materials — 5.0%
Aspen Aerogels, Inc.†	97,844	1,448,091
AZEK Co., Inc.†	39,673	2,107,430
Fortune Brands Innovations, Inc.	72,877	5,706,269
Hayward Holdings, Inc.†	507,017	8,193,395
JELD-WEN Holding, Inc.†	182,183	1,983,973
Knife River Corp.†	32,235	3,336,322
Summit Materials, Inc., Class A†	91,753	4,673,898
		27,449,378
Chemicals — 0.5%
Element Solutions, Inc.	88,703	2,544,002
Commercial Services — 6.1%
Colliers International Group, Inc.	17,328	2,662,101
First Advantage Corp.†	100,684	1,936,153
GXO Logistics, Inc.†	84,871	5,162,703
Herc Holdings, Inc.	10,641	2,468,712
Paylocity Holding Corp.†	13,251	2,750,112
Payoneer Global, Inc.†	319,804	3,489,062
Shift4 Payments, Inc., Class A#†	37,014	4,222,557
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Stride, Inc.†	60,591	$ 6,475,360
Verra Mobility Corp.†	180,741	4,276,332
		33,443,092
Computers — 2.3%
CyberArk Software, Ltd.†	14,968	4,842,298
Globant SA#†	13,536	3,082,959
Tenable Holdings, Inc.†	112,142	4,707,721
		12,632,978
Cosmetics/Personal Care — 1.3%
e.l.f. Beauty, Inc.†	19,017	2,463,082
Interparfums, Inc.	35,059	4,826,222
		7,289,304
Distribution/Wholesale — 2.5%
H&E Equipment Services, Inc.	106,346	6,353,110
SiteOne Landscape Supply, Inc.†	47,250	7,241,063
		13,594,173
Diversified Financial Services — 1.3%
Hamilton Lane, Inc., Class A	37,869	7,285,996
Electric — 1.5%
Talen Energy Corp.†	37,654	8,073,394
Electrical Components & Equipment — 0.9%
Littelfuse, Inc.	18,959	4,676,617
Electronics — 0.7%
Mirion Technologies, Inc.†	231,788	3,910,264
Engineering & Construction — 2.8%
Construction Partners, Inc., Class A†	62,091	6,309,067
MYR Group, Inc.†	42,915	6,776,278
TopBuild Corp.†	5,391	2,105,940
		15,191,285
Environmental Control — 2.5%
Casella Waste Systems, Inc., Class A†	65,988	7,470,501
Clean Harbors, Inc.†	23,452	6,099,631
		13,570,132
Healthcare-Products — 6.9%
Alphatec Holdings, Inc.#†	486,479	5,098,300
Inari Medical, Inc.†	105,717	5,488,827
Integer Holdings Corp.†	36,477	5,125,018
Lantheus Holdings, Inc.†	45,329	4,046,520
Natera, Inc.†	45,199	7,583,488
Neogen Corp.#†	251,454	3,565,618
SI-BONE, Inc.†	237,859	3,225,368
Twist Bioscience Corp.†	75,033	3,690,123
		37,823,262
Healthcare-Services — 2.9%
Acadia Healthcare Co., Inc.†	49,227	2,000,093
Encompass Health Corp.	36,423	3,749,384
HealthEquity, Inc.†	54,762	5,560,533
Pediatrix Medical Group, Inc. †	152,698	2,284,362
Surgery Partners, Inc.†	96,395	2,298,057
		15,892,429
Home Builders — 1.4%
Champion Homes, Inc.†	47,931	4,971,882
Winnebago Industries, Inc.#	44,581	2,609,772
		7,581,654

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Human Resources — 0.0%
Checkr, Inc.†(1)(2)	5,868	$ 25,350
Insurance — 3.7%
Goosehead Insurance, Inc., Class A†	43,548	5,492,274
Kinsale Capital Group, Inc.	10,566	5,372,177
Palomar Holdings, Inc.†	38,429	4,161,861
Skyward Specialty Insurance Group, Inc.†	94,739	5,126,327
		20,152,639
Internet — 2.7%
Q2 Holdings, Inc.†	92,239	9,661,113
QuinStreet, Inc.†	225,663	5,140,603
		14,801,716
Iron/Steel — 1.9%
ATI, Inc.†	64,356	3,872,300
Carpenter Technology Corp.	32,966	6,396,723
		10,269,023
Leisure Time — 1.9%
Brunswick Corp.	21,078	1,696,990
Life Time Group Holdings, Inc.†	139,497	3,385,592
Planet Fitness, Inc., Class A†	52,215	5,198,003
		10,280,585
Machinery-Diversified — 1.9%
Albany International Corp., Class A	65,173	5,402,842
Applied Industrial Technologies, Inc.	10,669	2,930,988
Cognex Corp.	48,743	1,948,745
		10,282,575
Metal Fabricate/Hardware — 1.3%
RBC Bearings, Inc.†	21,245	7,119,412
Oil & Gas — 2.0%
Kosmos Energy, Ltd.#†	1,498,018	5,902,191
Transocean, Ltd.#†	1,172,630	5,159,572
		11,061,763
Oil & Gas Services — 0.7%
Expro Group Holdings NV†	289,524	4,021,488
Packaging & Containers — 0.9%
Graphic Packaging Holding Co.	154,669	4,653,990
Pharmaceuticals — 4.8%
Alkermes PLC†	99,877	2,898,430
BellRing Brands, Inc.†	52,627	4,129,114
Centessa Pharmaceuticals PLC ADR†	121,945	2,184,035
GoodRx Holdings, Inc., Class A#†	308,806	1,494,621
Madrigal Pharmaceuticals, Inc.†	13,177	4,324,560
Option Care Health, Inc.†	120,547	2,869,019
Vaxcyte, Inc.†	56,631	5,342,568
Verona Pharma PLC ADR†	79,149	3,136,675
		26,379,022
Real Estate — 1.5%
FirstService Corp.	32,662	6,371,207
Redfin Corp.#†	169,979	1,613,101
		7,984,308
REITS — 0.9%
National Storage Affiliates Trust	53,806	2,426,650
Safehold, Inc.	108,355	2,314,463
		4,741,113
Security Description	Shares or Principal Amount	Value

Retail — 4.5%
Boot Barn Holdings, Inc.†	34,813	$ 4,774,255
Brinker International, Inc.†	46,044	6,090,240
Foot Locker, Inc.†	86,359	2,171,929
Ollie's Bargain Outlet Holdings, Inc.†	32,094	3,175,701
PriceSmart, Inc.	50,895	4,567,317
Warby Parker, Inc., Class A†	166,291	3,748,199
		24,527,641
Semiconductors — 3.6%
Impinj, Inc.†	15,473	2,974,065
MACOM Technology Solutions Holdings, Inc.†	41,979	5,575,651
Onto Innovation, Inc.†	17,862	2,932,583
Rambus, Inc.†	80,470	4,651,971
Silicon Laboratories, Inc.†	32,544	3,600,994
		19,735,264
Software — 9.0%
ACI Worldwide, Inc.†	97,841	5,559,326
Agilysys, Inc.†	32,677	4,388,521
BlackLine, Inc.†	62,221	3,858,324
Donnelley Financial Solutions, Inc.†	72,365	4,359,991
Duolingo, Inc.†	11,982	4,172,971
Guidewire Software, Inc.†	42,572	8,637,433
Klaviyo, Inc., Class A†	117,589	4,367,256
Manhattan Associates, Inc.†	9,298	2,654,021
nCino, Inc.†	95,025	3,990,100
Onestream, Inc.†	43,880	1,311,573
ServiceTitan, Inc.†(1)(2)	186	14,666
Talkspace, Inc.†	882,502	3,018,157
Waystar Holding Corp.†	90,510	2,794,949
		49,127,288
Telecommunications — 1.3%
Credo Technology Group Holding, Ltd.†	82,606	4,044,390
Extreme Networks, Inc.†	195,656	3,247,889
NII Holdings, Inc.(1)	3,000	0
		7,292,279
Textiles — 0.7%
UniFirst Corp.	18,133	3,642,376
Transportation — 1.9%
Knight-Swift Transportation Holdings, Inc.	96,959	5,755,486
Schneider National, Inc., Class B	134,551	4,522,259
		10,277,745
Total Common Stocks (cost $480,429,857)		539,132,871
CONVERTIBLE PREFERRED STOCKS — 0.2%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	22	77
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	35,519
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	50,996
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	17,921	73,386

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Human Resources — 0.0%
Checkr, Inc. Series C†(1)(2)	8,994	$ 38,854
Checkr, Inc. Series D†(1)(2)	12,252	52,929
		91,783
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C†(1)(2)	6,234	25,497
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)	5,496	221,599
Medical Information Systems — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	56,489
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	65,763
Software — 0.1%
ServiceTitan, Inc. Series A1†(1)(2)	4	315
ServiceTitan, Inc. Series D†(1)(2)	1,942	153,127
		153,442
Transportation — 0.0%
Haul Hub, Inc. Series B†(1)(2)	2,168	9,691
Total Convertible Preferred Stocks (cost $781,308)		784,242
WARRANTS — 0.0%
Banks — 0.0%
Grasshopper Bancorp, Inc. Expires 10/12/2028†(1)(2) (cost $0)	1,009	686
Total Long-Term Investment Securities (cost $481,211,165)		539,917,799
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(3)	5,075,610	5,075,610
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(3)(4)	1,626,844	1,626,844
Total Short-Term Investments (cost $6,702,454)		6,702,454
TOTAL INVESTMENTS (cost $487,913,619)(5)	100.3%	546,620,253
Other assets less liabilities	(0.3)	(1,589,238)
NET ASSETS	100.0%	$545,031,015
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Checkr, Inc.
	06/29/2018	2,100	$8,603
	12/02/2019	3,768	36,085
		5,868	44,688	$25,350	$4.32	0.0%
Dogwood State Bank (Non-Voting Shares)
	05/06/2019	3,056	30,560
	04/05/2024	456	4,560
		3,512	35,120	56,086	15.97	0.0
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	23,971	15.97	0.0
Farmer's Business Network, Inc.	11/03/2017	8,265	152,606	28,928	3.50	0.0
Grasshopper Bancorp, Inc.
	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990
		5,208	52,080	23,436	4.50	0.0
ServiceTitan, Inc.	11/09/2018	186	4,891	14,666	78.85	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	17,921	49,462	73,386	4.10	0.0
Checkr, Inc. Series C	04/10/2018	8,994	40,926	38,854	4.32	0.0
Checkr, Inc. Series D	09/06/2019	12,252	123,526	52,929	4.32	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	22	406	77	3.50	0.0
Flexe, Inc. Series C	11/18/2020	4,643	56,492	35,519	7.65	0.0
Haul Hub, Inc. Series B	02/14/2020	2,168	31,610	9,691	4.47	0.0
Honor Tech, Inc. Series D	10/16/2020	43,123	103,844	65,763	1.53	0.0
Kardium, Inc. Series D	01/08/2021	58,843	59,775	56,489	0.96	0.0
National Resilience, Inc. Series B	10/23/2020	5,496	75,075	221,599	40.32	0.1
Nuro, Inc. Series C	10/30/2020	6,234	81,382	25,497	4.09	0.0
ServiceTitan, Inc. Series A1	11/09/2018	4	105	315	78.85	0.0
ServiceTitan, Inc. Series D	11/09/2018	1,942	51,065	153,127	78.85	0.1
Sila Nanotechnologies, Inc. Series F	01/07/2021	2,608	107,640	50,996	19.55	0.0

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants
Grasshopper Bancorp, Inc. Expires 10/12/2028	10/12/2018	1,009	$0	$686	$0.68	0.0%
				$957,365		0.2%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of November 30, 2024.
(4)	At November 30, 2024, the Fund had loaned securities with a total value of $12,567,366. This was secured by collateral of $1,626,844, which was received in cash and subsequently invested in short-term investments currently valued at $1,626,844 as reported in the Portfolio of Investments. Additional collateral of $11,216,139 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$30,683
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	411,325
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	30,238
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	89,973
United States Treasury Bills	0.00%	01/09/2025 to 10/02/2025	287
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 08/15/2054	10,653,633
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	18,209,348	USD	13,263,344	12/20/2024	$249,342	$ —
	USD	2,920,907	CAD	4,047,448	12/20/2024	—	(28,245)
Unrealized Appreciation (Depreciation)						$249,342	$(28,245)
CAD—Canadian Dollar
USD—United States Dollar

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$—	$—	$28,928	$28,928
Banks	8,942,531	—	103,494	9,046,025
Human Resources	—	—	25,350	25,350
Software	49,112,622	—	14,666	49,127,288
Telecommunications	7,292,279	—	0	7,292,279
Other Industries	473,613,001	—	—	473,613,001
Convertible Preferred Stocks	—	—	784,242	784,242
Warrants	—	—	686	686
Short-Term Investments	6,702,454	—	—	6,702,454
Total Investments at Value	$545,662,887	$—	$957,366	$546,620,253
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$249,342	$—	$249,342
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$28,245	$—	$28,245
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Advertising — 0.1%
Advantage Solutions, Inc.#†	43,105	$ 153,454
Boston Omaha Corp., Class A#†	9,926	151,570
Clear Channel Outdoor Holdings, Inc.†	142,057	214,506
National CineMedia, Inc.†	28,547	198,402
Stagwell, Inc.#†	34,642	272,286
		990,218
Aerospace/Defense — 1.5%
AAR Corp.†	13,882	965,077
AeroVironment, Inc.#†	10,543	2,050,614
AerSale Corp.#†	13,519	85,170
Amprius Technologies, Inc.†	6,640	14,210
Archer Aviation, Inc., Class A#†	94,031	899,877
Astronics Corp.†	11,540	186,371
Barnes Group, Inc.	18,706	876,189
Bridger Aerospace Group Holdings, Inc.†	3,944	10,846
Ducommun, Inc.†	5,469	366,423
Eve Holding, Inc.#†	12,186	51,059
Intuitive Machines, Inc.†	11,467	187,485
Joby Aviation, Inc.†	161,874	1,448,772
Kratos Defense & Security Solutions, Inc.†	59,594	1,614,401
Leonardo DRS, Inc.†	29,653	1,031,035
Mercury Systems, Inc.†	22,079	908,109
Moog, Inc., Class A	11,443	2,531,993
National Presto Industries, Inc.	2,085	166,216
Redwire Corp.†	9,038	126,170
Rocket Lab USA, Inc.#†	140,135	3,822,883
Triumph Group, Inc.#†	29,553	568,895
Virgin Galactic Holdings, Inc.#†	7,706	56,254
VirTra, Inc.#†	4,258	33,340
		18,001,389
Agriculture — 0.3%
Alico, Inc.#	2,862	76,702
Andersons, Inc.	13,148	627,685
Dole PLC	30,230	455,566
Fresh Del Monte Produce, Inc.	13,615	459,506
Ispire Technology, Inc.#†	7,737	47,505
Limoneira Co.#	6,667	185,342
Tejon Ranch Co.†	8,430	135,892
Turning Point Brands, Inc.	6,903	427,296
Universal Corp.	9,682	553,036
Vital Farms, Inc.†	13,125	435,750
		3,404,280
Airlines — 0.3%
Allegiant Travel Co.#	6,241	510,763
Frontier Group Holdings, Inc.#†	16,987	99,034
JetBlue Airways Corp.†	125,815	751,116
SkyWest, Inc.†	15,958	1,831,021
Sun Country Airlines Holdings, Inc.†	15,907	228,902
Wheels Up Experience, Inc.†	36,124	90,310
		3,511,146
Apparel — 0.5%
Hanesbrands, Inc.#†	142,313	1,238,123
Kontoor Brands, Inc.	22,421	2,057,799
Oxford Industries, Inc.	5,974	496,858
Rocky Brands, Inc.	2,915	63,256
Steven Madden, Ltd.	29,199	1,330,891
Superior Group of Cos., Inc.	5,239	88,696
Torrid Holdings, Inc.†	4,929	21,145
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.#	2,439	$ 87,097
Wolverine World Wide, Inc.	31,975	741,500
		6,125,365
Auto Manufacturers — 0.1%
Blue Bird Corp.†	12,948	526,336
Canoo, Inc.#†	26,426	10,119
Hyliion Holdings Corp.#†	56,763	209,455
REV Group, Inc.	20,683	641,587
Wabash National Corp.	17,574	348,492
Workhorse Group, Inc.#†	1	1
		1,735,990
Auto Parts & Equipment — 1.0%
Adient PLC†	36,052	693,280
Aeva Technologies, Inc.†	9,176	42,210
American Axle & Manufacturing Holdings, Inc.†	46,307	306,089
Aurora Innovation, Inc.#†	377,229	2,440,672
Commercial Vehicle Group, Inc.†	13,500	32,535
Cooper-Standard Holdings, Inc.#†	6,803	105,038
Dana, Inc.	52,595	525,950
Dorman Products, Inc.†	10,570	1,479,589
Douglas Dynamics, Inc.	9,130	236,376
Fox Factory Holding Corp.†	17,033	553,232
Gentherm, Inc.†	12,658	532,902
Goodyear Tire & Rubber Co.†	114,767	1,232,597
Holley, Inc.†	18,752	53,256
indie Semiconductor, Inc., Class A#†	66,067	345,530
Luminar Technologies, Inc.#†	9,002	79,938
Methode Electronics, Inc.	14,196	155,020
Miller Industries, Inc.	4,471	329,155
Phinia, Inc.	17,492	980,951
SES AI Corp.†	52,454	18,369
Shyft Group, Inc.	13,608	191,873
Solid Power, Inc.#†	61,671	71,538
Standard Motor Products, Inc.	8,424	276,981
Titan International, Inc.#†	20,102	147,147
Visteon Corp.†	10,991	1,026,230
XPEL, Inc.#†	10,173	442,525
		12,298,983
Banks — 9.4%
1st Source Corp.	7,392	479,667
ACNB Corp.	3,335	156,278
Alerus Financial Corp.	9,044	199,330
Amalgamated Financial Corp.	7,211	256,928
Amerant Bancorp, Inc.	11,940	296,948
Ameris Bancorp	26,515	1,863,474
Ames National Corp.#	3,539	60,128
Arrow Financial Corp.	6,613	218,097
Associated Banc-Corp	65,119	1,738,026
Atlantic Union Bankshares Corp.	36,023	1,528,456
BancFirst Corp.	8,027	1,013,650
Bancorp, Inc.†	20,143	1,176,955
Bank First Corp.#	3,948	421,923
Bank of Hawaii Corp.	15,742	1,243,303
Bank of Marin Bancorp	6,456	163,208
Bank of N.T. Butterfield & Son, Ltd.	18,737	710,694
Bank7 Corp.	1,602	76,351
BankUnited, Inc.	30,039	1,263,741
Bankwell Financial Group, Inc.	2,598	86,124
Banner Corp.	13,826	1,031,281
Bar Harbor Bankshares	6,018	216,588
BayCom Corp.	4,214	122,164

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BCB Bancorp, Inc.#	6,013	$ 79,793
Blue Foundry Bancorp†	8,346	92,557
Bridgewater Bancshares, Inc.†	8,007	119,304
Burke & Herbert Financial Services Corp.	5,455	377,922
Business First Bancshares, Inc.	9,711	276,764
Byline Bancorp, Inc.	12,542	394,070
Cadence Bank	73,378	2,802,306
California Bancorp†	9,798	175,580
Camden National Corp.	5,851	275,641
Capital Bancorp, Inc.	3,705	107,297
Capital City Bank Group, Inc.	5,551	218,487
Carter Bankshares, Inc.†	9,186	171,594
Cathay General Bancorp	28,039	1,458,308
Central Pacific Financial Corp.	10,745	342,980
Chemung Financial Corp.	1,316	68,866
ChoiceOne Financial Services, Inc.#	3,356	125,783
Citizens & Northern Corp.	5,991	122,696
Citizens Financial Services, Inc.	1,819	128,440
City Holding Co.	5,903	775,182
Civista Bancshares, Inc.	6,175	141,284
CNB Financial Corp.	8,301	231,681
Coastal Financial Corp.†	4,521	346,083
Colony Bankcorp, Inc.	6,670	117,592
Community Bank System, Inc.	21,071	1,458,745
Community Trust Bancorp, Inc.	6,186	364,850
Community West Bancshares	6,817	149,429
ConnectOne Bancorp, Inc.	14,599	401,473
CrossFirst Bankshares, Inc.†	18,284	316,496
Customers Bancorp, Inc.†	11,928	673,336
CVB Financial Corp.	53,365	1,249,808
Dime Community Bancshares, Inc.	14,277	512,259
Eagle Bancorp, Inc.	11,895	349,237
Eastern Bankshares, Inc.	77,725	1,448,794
Enterprise Bancorp, Inc.	3,985	147,405
Enterprise Financial Services Corp.	14,911	903,457
Equity Bancshares, Inc., Class A	5,777	277,238
Esquire Financial Holdings, Inc.	2,845	221,028
Farmers & Merchants Bancorp, Inc.	5,131	171,991
Farmers National Banc Corp.	14,664	229,492
FB Financial Corp.	14,310	807,799
Fidelity D&D Bancorp, Inc.	1,915	102,836
Financial Institutions, Inc.	6,113	166,029
First Bancorp	16,127	762,807
First Bancorp, Inc.	4,314	123,251
First BanCorp/Puerto Rico	65,199	1,348,315
First Bancshares, Inc.	12,253	455,076
First Bank	8,491	125,582
First Busey Corp.	21,463	572,847
First Business Financial Services, Inc.	3,172	158,981
First Commonwealth Financial Corp.	40,740	767,134
First Community Bankshares, Inc.	6,826	315,156
First Financial Bancorp	38,034	1,123,144
First Financial Bankshares, Inc.	52,415	2,184,657
First Financial Corp.	4,610	225,152
First Foundation, Inc.	25,302	201,151
First Internet Bancorp	3,270	137,111
First Interstate BancSystem, Inc., Class A	31,963	1,117,746
First Merchants Corp.	23,490	1,027,687
First Mid Bancshares, Inc.	9,209	386,870
First of Long Island Corp.	8,616	124,674
Five Star Bancorp	6,718	221,358
Fulton Financial Corp.	73,140	1,578,361
Security Description	Shares or Principal Amount	Value

Banks (continued)
FVCBankcorp, Inc.†	6,610	$ 95,052
German American Bancorp, Inc.	11,479	516,325
Glacier Bancorp, Inc.	45,889	2,656,514
Great Southern Bancorp, Inc.	3,472	222,451
Guaranty Bancshares, Inc.	3,212	118,266
Hancock Whitney Corp.	34,953	2,075,509
Hanmi Financial Corp.	12,113	320,389
HarborOne Bancorp, Inc.	15,438	198,841
HBT Financial, Inc.	5,162	123,630
Heartland Financial USA, Inc.	17,080	1,154,096
Heritage Commerce Corp.	24,005	254,933
Heritage Financial Corp.	13,805	365,142
Hilltop Holdings, Inc.	18,763	593,849
Home BancShares, Inc.	75,905	2,410,743
HomeStreet, Inc.	7,374	87,603
Hope Bancorp, Inc.	46,696	636,000
Horizon Bancorp, Inc.	17,457	319,289
Independent Bank Corp.	17,099	1,237,797
Independent Bank Corp.	8,031	302,207
Independent Bank Group, Inc.	14,599	976,965
International Bancshares Corp.	21,777	1,592,552
Investar Holding Corp.	3,724	88,706
John Marshall Bancorp, Inc.	5,044	114,247
Kearny Financial Corp.	22,060	174,715
Lakeland Financial Corp.	10,021	736,143
LCNB Corp.	5,162	90,541
LINKBANCORP, Inc.	8,913	67,739
Live Oak Bancshares, Inc.	13,966	661,988
Mercantile Bank Corp.	6,353	317,968
Merchants Bancorp	7,285	300,725
Metrocity Bankshares, Inc.	7,433	255,249
Metropolitan Bank Holding Corp.†	4,257	276,450
Mid Penn Bancorp, Inc.	6,025	193,101
Middlefield Banc Corp.	2,927	90,678
Midland States Bancorp, Inc.	8,283	222,399
MidWestOne Financial Group, Inc.	5,862	193,153
MVB Financial Corp.	4,621	99,721
National Bank Holdings Corp., Class A	14,864	709,607
National Bankshares, Inc.	2,316	74,344
NB Bancorp, Inc.†	15,681	315,815
NBT Bancorp, Inc.#	18,539	929,175
Nicolet Bankshares, Inc.	5,358	596,881
Northeast Bank	2,641	260,006
Northeast Community Bancorp, Inc.	4,960	149,544
Northrim BanCorp, Inc.	2,144	182,390
Norwood Financial Corp.	2,925	90,383
Oak Valley Bancorp	2,745	85,534
OFG Bancorp	18,527	841,496
Old National Bancorp	126,739	2,935,275
Old Second Bancorp, Inc.	17,550	326,430
Orange County Bancorp, Inc.	2,058	122,739
Origin Bancorp, Inc.	11,823	406,238
Orrstown Financial Services, Inc.	7,385	291,708
Park National Corp.	5,803	1,104,659
Parke Bancorp, Inc.	4,231	99,894
Pathward Financial, Inc.	10,126	849,369
PCB Bancorp	4,394	94,427
Peapack-Gladstone Financial Corp.	6,730	243,222
Peoples Bancorp of North Carolina, Inc.	1,777	56,882
Peoples Bancorp, Inc.	13,929	488,629
Peoples Financial Services Corp.	3,708	204,645
Pioneer Bancorp, Inc.†	4,690	55,248
Plumas Bancorp	2,210	110,721

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Ponce Financial Group, Inc.#†	7,789	$ 100,712
Preferred Bank	5,000	471,650
Premier Financial Corp.	14,237	394,507
Primis Financial Corp.	8,148	101,850
Princeton Bancorp, Inc.	2,038	75,549
Provident Bancorp, Inc.†	6,313	73,673
QCR Holdings, Inc.	6,598	607,742
RBB Bancorp	6,701	159,886
Red River Bancshares, Inc.	1,849	111,032
Renasant Corp.	24,789	932,562
Republic Bancorp, Inc., Class A	3,337	254,530
S&T Bancorp, Inc.	15,349	656,784
Sandy Spring Bancorp, Inc.	17,698	666,861
Seacoast Banking Corp. of Florida	34,025	1,019,389
ServisFirst Bancshares, Inc.	20,437	1,957,456
Shore Bancshares, Inc.	12,348	203,125
Sierra Bancorp	5,242	164,966
Simmons First National Corp., Class A	49,992	1,222,804
SmartFinancial, Inc.	6,404	232,209
South Plains Financial, Inc.	4,744	184,494
Southern First Bancshares, Inc.†	3,109	138,941
Southern States Bancshares, Inc.	3,356	124,910
Southside Bancshares, Inc.	11,568	406,268
SouthState Corp.	30,634	3,390,877
Stellar Bancorp, Inc.	19,787	613,595
Sterling Bancorp, Inc.†	8,569	41,645
Stock Yards Bancorp, Inc.#	10,314	785,102
Texas Capital Bancshares, Inc.†	18,677	1,651,981
Third Coast Bancshares, Inc.†	4,570	162,235
Tompkins Financial Corp.	5,127	391,241
Towne Bank	28,312	1,037,069
TriCo Bancshares	12,886	622,909
Triumph Financial, Inc.†	8,903	953,422
TrustCo Bank Corp.	7,479	278,518
Trustmark Corp.	24,510	958,586
UMB Financial Corp.	18,068	2,267,353
United Bankshares, Inc.	53,256	2,251,131
United Community Banks, Inc.	48,179	1,628,932
Unity Bancorp, Inc.	2,900	131,660
Univest Financial Corp.	11,652	370,068
USCB Financial Holdings, Inc.	4,217	86,364
Valley National Bancorp	188,442	2,005,023
Veritex Holdings, Inc.	21,153	643,263
Virginia National Bankshares Corp.	1,882	76,823
Walker & Dunlop, Inc.	12,944	1,426,170
Washington Trust Bancorp, Inc.	6,821	253,332
WesBanco, Inc.	23,189	819,499
West BanCorp, Inc.	6,497	155,083
Westamerica BanCorp	10,344	591,987
		111,804,991
Beverages — 0.3%
BRC, Inc., Class A#†	21,289	66,848
Duckhorn Portfolio, Inc.†	21,400	235,400
MGP Ingredients, Inc.	5,705	264,027
National Beverage Corp.	9,464	467,427
Primo Brands Corp., Class A	63,593	1,813,672
Vita Coco Co., Inc.†	15,810	561,887
Westrock Coffee Co.†	13,819	110,967
		3,520,228
Security Description	Shares or Principal Amount	Value

Biotechnology — 7.7%
2seventy Bio, Inc.#†	19,685	$ 78,543
4D Molecular Therapeutics, Inc.#†	20,284	159,027
89bio, Inc.†	33,719	303,134
Absci Corp.#†	32,165	98,103
ACADIA Pharmaceuticals, Inc.†	48,199	786,608
Achieve Life Sciences, Inc.†	13,872	61,176
Acrivon Therapeutics, Inc.#†	4,757	36,058
Actinium Pharmaceuticals, Inc.†	12,109	17,437
Acumen Pharmaceuticals, Inc.#†	16,895	38,352
ADC Therapeutics SA†	32,753	79,262
ADMA Biologics, Inc.†	90,706	1,824,098
Adverum Biotechnologies, Inc.†	8,378	55,630
Aerovate Therapeutics, Inc.#†	5,432	14,286
Agenus, Inc.#†	8,468	28,961
Akero Therapeutics, Inc.†	27,306	876,523
Aldeyra Therapeutics, Inc.†	20,065	98,318
Allogene Therapeutics, Inc.#†	51,702	128,221
Altimmune, Inc.#†	28,607	245,162
Alto Neuroscience, Inc.†	8,604	37,944
Alumis Inc#†	5,338	49,430
ALX Oncology Holdings, Inc.#†	13,726	20,314
Amicus Therapeutics, Inc.†	118,180	1,179,436
AnaptysBio, Inc.†	7,880	196,685
Anavex Life Sciences Corp.#†	30,222	285,900
ANI Pharmaceuticals, Inc.†	7,448	426,249
Annexon, Inc.†	38,521	207,628
Apogee Therapeutics, Inc.†	15,262	689,079
Applied Therapeutics, Inc.†	38,723	78,608
Arbutus Biopharma Corp.#†	58,842	203,593
Arcellx, Inc.†	17,361	1,528,983
Arcturus Therapeutics Holdings, Inc.#†	9,227	169,223
Arcus Biosciences, Inc.†	21,900	338,136
Arcutis Biotherapeutics, Inc.†	42,790	557,982
Ardelyx, Inc.†	93,598	530,701
ArriVent Biopharma, Inc.†	11,347	339,956
Arrowhead Pharmaceuticals, Inc.†	48,084	1,251,626
ARS Pharmaceuticals, Inc.#†	19,821	287,603
Artiva Biotherapeutics, Inc.†	5,661	72,348
Astria Therapeutics, Inc.†	18,139	188,464
Atea Pharmaceuticals, Inc.†	31,079	106,290
Atossa Therapeutics, Inc.†	50,945	66,228
Aura Biosciences, Inc.#†	18,680	173,911
Aurinia Pharmaceuticals, Inc.†	54,071	479,069
Avid Bioservices, Inc.#†	25,041	307,503
Avidity Biosciences, Inc.†	43,518	1,872,580
Axsome Therapeutics, Inc.†	14,673	1,441,182
Beam Therapeutics, Inc.#†	30,796	842,887
BioCryst Pharmaceuticals, Inc.†	83,226	624,195
Biohaven, Ltd.†	30,243	1,391,480
Biomea Fusion, Inc.#†	11,131	80,588
Black Diamond Therapeutics, Inc.†	16,020	42,453
Bluebird Bio, Inc.#†	77,182	31,259
Blueprint Medicines Corp.†	25,324	2,440,727
Boundless Bio, Inc.†	2,542	6,940
Bridgebio Pharma, Inc.†	56,617	1,533,755
C4 Therapeutics, Inc.†	23,615	107,448
Cabaletta Bio, Inc.†	17,859	68,221
Candel Therapeutics, Inc.#†	8,091	38,068
Capricor Therapeutics, Inc.†	10,378	197,286
Cardiff Oncology, Inc.#†	15,778	41,181
Cargo Therapeutics, Inc.†	13,829	251,411
Caribou Biosciences, Inc.†	33,135	72,566
Cartesian Therapeutics, Inc.#†	2,911	54,814

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cartesian Therapeutics, Inc. CVR#†(1)	44,751	$ 8,055
Cassava Sciences, Inc.#†	16,357	62,811
Celcuity, Inc.†	10,845	138,816
Celldex Therapeutics, Inc.†	26,017	713,906
Century Therapeutics, Inc.†	18,848	32,419
CervoMed, Inc.#†	2,176	23,501
CG oncology, Inc.†	19,104	663,864
Chinook Therapeutics, Inc. CVR(1)	22,455	8,758
ChromaDex Corp.†	19,719	152,231
Cibus, Inc.†	6,217	30,215
Climb Bio, Inc.†	11,851	38,279
Cogent Biosciences, Inc.#†	36,959	351,480
Compass Therapeutics, Inc.†	41,077	66,955
Conduit Pharmaceuticals, Inc.#†	9,282	990
Contineum Therapeutics, Inc.†	2,270	33,846
Crinetics Pharmaceuticals, Inc.†	35,322	2,020,418
Cullinan Therapeutics, Inc.†	20,836	280,244
Cytek Biosciences, Inc.#†	48,886	319,226
Cytokinetics, Inc.†	46,034	2,387,323
Day One Biopharmaceuticals, Inc.#†	20,905	291,207
Denali Therapeutics, Inc.†	50,066	1,251,650
Design Therapeutics, Inc.†	12,646	75,876
Dianthus Therapeutics, Inc.†	9,627	230,952
Disc Medicine, Inc.†	7,947	504,237
Dynavax Technologies Corp.†	53,060	682,352
Dyne Therapeutics, Inc.†	32,501	994,856
Edgewise Therapeutics, Inc.†	29,237	964,821
Editas Medicine, Inc.#†	33,380	74,771
Elevation Oncology, Inc.†	21,012	13,364
Entrada Therapeutics, Inc.†	9,945	197,806
Erasca, Inc.†	71,488	204,456
Esperion Therapeutics, Inc.#†	76,106	213,097
Evolus, Inc.†	22,261	304,753
EyePoint Pharmaceuticals, Inc.†	20,138	178,221
Fate Therapeutics, Inc.†	40,322	127,821
Fibrobiologics, Inc.#†	11,190	29,318
Forafric Global PLC#†	2,215	22,659
Generation Bio Co.†	19,928	30,291
Geron Corp.†	234,391	965,691
Greenwich Lifesciences, Inc.†	2,404	34,257
Guardant Health, Inc.†	47,531	1,692,579
Halozyme Therapeutics, Inc.†	50,246	2,421,857
Harvard Bioscience, Inc.†	16,415	36,113
HilleVax, Inc.†	12,695	24,501
Humacyte, Inc.#†	35,405	160,031
Icosavax, Inc. CVR(1)	10,570	3,277
Ideaya Biosciences, Inc.†	33,470	915,739
IGM Biosciences, Inc.#†	6,111	61,354
ImmunityBio, Inc.#†	58,302	293,842
Immunome, Inc.†	20,704	280,539
Immunovant, Inc.†	23,379	659,288
Inhibrx Biosciences, Inc.†	4,671	71,279
Inhibrx. Inc. CVR(1)	13,726	8,922
Inmune Bio, Inc.†	5,448	27,512
Innoviva, Inc.†	22,289	423,268
Inovio Pharmaceuticals, Inc.†	10,463	45,200
Inozyme Pharma, Inc.#†	20,821	56,425
Insmed, Inc.†	63,300	4,757,628
Intellia Therapeutics, Inc.†	38,804	606,118
Invivyd, Inc.†	31,942	22,315
Iovance Biotherapeutics, Inc.#†	101,977	950,426
iTeos Therapeutics, Inc.†	10,717	91,630
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Janux Therapeutics, Inc.†	11,294	$ 510,602
Jasper Therapeutics, Inc.†	4,559	103,991
Keros Therapeutics, Inc.†	11,868	685,258
Kiniksa Pharmaceuticals International PLC†	12,156	268,404
Kiniksa Pharmaceuticals, Ltd., Class A†	2,870	63,370
Kodiak Sciences, Inc.†	13,141	87,650
Korro Bio, Inc.†	2,456	127,859
Krystal Biotech, Inc.†	9,991	1,972,423
Kymera Therapeutics, Inc.†	17,916	839,365
Kyverna Therapeutics, Inc.#†	6,780	39,121
Larimar Therapeutics, Inc.†	16,943	107,249
LENZ Therapeutics, Inc.#	5,059	180,100
Lexeo Therapeutics, Inc.#†	9,491	78,111
Lexicon Pharmaceuticals, Inc.#†	46,244	37,166
Ligand Pharmaceuticals, Inc.†	6,855	832,677
Lineage Cell Therapeutics, Inc.#†	59,503	34,030
Liquidia Corp.#†	23,217	268,156
Lyra Therapeutics, Inc.†	19,492	4,039
MacroGenics, Inc.#†	24,756	88,874
Maravai LifeSciences Holdings, Inc., Class A†	44,486	252,236
MeiraGTx Holdings PLC†	15,624	105,774
Mersana Therapeutics, Inc.†	45,689	104,171
Metagenomi, Inc.†	2,542	5,262
Mind Medicine MindMed, Inc.#†	28,997	236,905
Mineralys Therapeutics, Inc.†	11,501	146,868
Monte Rosa Therapeutics, Inc.#†	16,635	172,339
Myriad Genetics, Inc.†	36,017	585,997
Nektar Therapeutics†	71,904	81,971
NeoGenomics, Inc.†	51,356	910,542
Neumora Therapeutics, Inc.†	33,879	336,757
Nkarta, Inc.†	21,311	61,163
Novavax, Inc.#†	56,895	496,124
Nurix Therapeutics, Inc.†	25,714	568,537
Nuvalent, Inc., Class A†	13,953	1,348,976
Nuvation Bio, Inc.†	73,024	211,770
Olema Pharmaceuticals, Inc.#†	16,081	162,740
Omeros Corp.†	22,529	255,704
OmniAb, Inc. (Earnout Shares 12.50)†(1)	2,061	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	2,061	0
Oncternal Therapeutics, Inc. CVR#†(1)	368	754
Organogenesis Holdings, Inc.†	29,074	112,516
Ovid therapeutics, Inc.†	23,720	27,041
PepGen, Inc.†	6,256	31,593
Perspective Therapeutics, Inc.†	21,773	94,713
Phathom Pharmaceuticals, Inc.†	13,743	121,900
Pliant Therapeutics Inc†	22,950	316,710
Poseida Therapeutics, Inc.†	27,651	257,431
Praxis Precision Medicines, Inc.†	6,946	556,861
Precigen, Inc.#†	50,984	47,522
Prelude Therapeutics Inc#†	5,310	5,575
Prime Medicine, Inc.#†	22,843	75,153
ProKidney Corp.†	41,839	83,678
Prothena Corp. PLC†	17,126	277,612
PTC Therapeutics, Inc.†	30,675	1,346,019
Puma Biotechnology, Inc.†	16,673	56,521
Pyxis Oncology, Inc.†	19,670	39,537
Q32 Bio, Inc.†	2,428	65,337
Radius Health, Inc. CVR(1)	16,856	1,348
Rain Oncology, Inc. CVR#(1)	6,782	339
Rapport Therapeutics, Inc.†	3,742	85,467
RAPT Therapeutics, Inc.†	12,083	15,225
Recursion Pharmaceuticals, Inc., Class A†	100,217	708,534
REGENXBIO, Inc.†	18,542	183,937

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Relay Therapeutics, Inc.†	40,063	$ 188,296
Renovaro, Inc.#†	20,164	15,252
Replimune Group, Inc.†	24,520	345,242
REVOLUTION Medicines, Inc.†	61,372	3,550,370
Rigel Pharmaceuticals, Inc.†	7,011	193,574
Rocket Pharmaceuticals, Inc.#†	26,501	381,349
Sage Therapeutics, Inc.†	22,001	120,345
Sana Biotechnology, Inc.#†	53,248	148,029
Savara, Inc.†	46,474	156,153
Scholar Rock Holding Corp.†	27,588	1,100,761
Scilex Holding Co.†	23,302	14,997
Shattuck Labs, Inc.†	15,754	17,329
Soleno Therapeutics, Inc.†	9,312	490,836
Solid Biosciences, Inc.†	9,194	52,406
SpringWorks Therapeutics, Inc.†	27,688	1,148,498
Stoke Therapeutics, Inc.†	14,324	173,464
Summit Therapeutics, Inc.#†	35,260	650,900
Sutro Biopharma, Inc.†	32,971	87,373
Syndax Pharmaceuticals, Inc.†	33,096	553,365
Tango Therapeutics, Inc.†	19,215	75,707
Tarsus Pharmaceuticals, Inc.†	14,816	777,099
Taysha Gene Therapies, Inc.#†	69,375	224,775
Tenaya Therapeutics, Inc.#†	22,216	79,311
Terns Pharmaceuticals, Inc.†	23,187	144,687
Tevogen Bio Holdings, Inc.#†	9,038	11,840
TG Therapeutics, Inc.#†	56,233	1,956,908
Theravance Biopharma, Inc.†	14,791	136,817
Third Harmonic Bio, Inc.†	7,985	101,889
Tourmaline Bio, Inc.†	9,298	242,120
Travere Therapeutics, Inc.†	29,676	558,206
TScan Therapeutics, Inc.†	15,466	73,773
Tyra Biosciences, Inc.#†	8,183	128,309
UroGen Pharma, Ltd.#†	15,235	193,484
Ventyx Biosciences, Inc.†	24,478	65,601
Vera Therapeutics, Inc.†	15,696	780,876
Veracyte, Inc.†	30,951	1,329,345
Verastem, Inc.#†	15,624	83,432
Vericel Corp.†	19,517	1,134,718
Veru, Inc.†	53,203	37,652
Verve Therapeutics, Inc.†	28,613	160,519
Vir Biotechnology, Inc.†	36,066	287,085
Viridian Therapeutics, Inc.†	25,202	543,103
Wave Life Sciences, Ltd.†	31,186	470,909
Werewolf Therapeutics, Inc.†	12,278	24,556
X4 Pharmaceuticals, Inc.#†	67,681	26,599
XBiotech, Inc.#†	8,029	61,101
Xencor, Inc.†	23,934	612,710
XOMA Corp.†	3,234	108,177
Zentalis Pharmaceuticals, Inc.#†	23,016	83,088
Zevra Therapeutics, Inc. †	16,943	158,078
Zura Bio, Ltd.#†	17,881	54,537
Zymeworks, Inc.†	22,506	317,110
		91,492,729
Building Materials — 1.9%
American Woodmark Corp.†	6,279	570,008
Apogee Enterprises, Inc.	8,808	741,722
Aspen Aerogels, Inc.†	23,467	347,312
Boise Cascade Co.	15,951	2,354,368
Caesarstone, Ltd.†	8,336	36,595
Gibraltar Industries, Inc.†	12,319	892,388
Griffon Corp.	15,145	1,276,723
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
JELD-WEN Holding, Inc.†	34,600	$ 376,794
Knife River Corp.†	22,884	2,368,494
LSI Industries, Inc.	11,270	230,359
Masterbrand, Inc.†	51,030	882,819
Modine Manufacturing Co.†	20,805	2,825,111
SmartRent, Inc.#†	76,970	136,237
Smith-Midland Corp.#†	1,810	88,871
SPX Technologies, Inc.†	18,134	3,199,563
Summit Materials, Inc., Class A†	48,775	2,484,598
Tecnoglass, Inc.	9,048	733,340
UFP Industries, Inc.	24,375	3,312,562
		22,857,864
Chemicals — 1.9%
AdvanSix, Inc.	10,291	334,149
American Vanguard Corp.	10,158	61,050
Arcadium Lithium PLC†	436,482	2,291,530
Avient Corp.	36,381	1,864,526
Balchem Corp.	13,021	2,350,551
Cabot Corp.	21,835	2,393,553
Codexis, Inc.†	28,133	128,849
Ecovyst, Inc.#†	46,871	372,624
H.B. Fuller Co.	22,057	1,695,963
Hawkins, Inc.	7,790	1,047,833
Ingevity Corp.†	14,670	712,522
Innospec, Inc.	10,041	1,190,963
Intrepid Potash, Inc.#†	4,403	119,365
Koppers Holdings, Inc.	8,236	316,756
Kronos Worldwide, Inc.	8,768	99,166
Lightwave Logic, Inc.#†	48,361	138,796
Mativ Holdings, Inc.	21,742	285,907
Minerals Technologies, Inc.	12,938	1,055,353
Northern Technologies International Corp.	3,170	44,126
Oil-Dri Corp. of America	1,972	136,305
Orion SA	23,189	427,141
Perimeter Solutions, Inc.†	53,902	689,946
Quaker Chemical Corp.	5,634	888,482
Rayonier Advanced Materials, Inc.†	25,785	227,166
Rogers Corp.†	7,566	783,686
Sensient Technologies Corp.	16,972	1,317,706
Stepan Co.	8,604	661,648
Tronox Holdings PLC	47,847	578,949
Valhi, Inc.	973	24,909
		22,239,520
Coal — 0.6%
Alpha Metallurgical Resources, Inc.	4,426	1,086,893
Arch Resources, Inc.	7,079	1,217,022
CONSOL Energy, Inc.#	11,787	1,540,561
Hallador Energy Co.#†	10,194	124,367
NACCO Industries, Inc., Class A	1,640	52,824
Peabody Energy Corp.#	50,953	1,215,229
Ramaco Resources, Inc.	2,008	20,602
Ramaco Resources, Inc.	10,685	136,234
SunCoke Energy, Inc.	33,745	420,463
Warrior Met Coal, Inc.	20,883	1,468,492
		7,282,687
Commercial Services — 4.4%
ABM Industries, Inc.	25,468	1,456,006
Acacia Research Corp.#†	15,207	69,192
Adtalem Global Education, Inc.†	15,100	1,380,291
AirSculpt Technologies, Inc.#†	5,340	36,472
Alarm.com Holdings, Inc.†	19,435	1,265,996

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Alight, Inc., Class A	170,835	$ 1,366,680
Alta Equipment Group, Inc.#	10,802	85,444
American Public Education, Inc.†	6,324	130,401
AMN Healthcare Services, Inc.†	15,265	397,348
Arlo Technologies, Inc.†	38,330	430,063
Barrett Business Services, Inc.	10,321	442,874
BrightView Holdings, Inc.†	23,424	400,550
Brink's Co.	18,099	1,750,354
Cadiz, Inc.#†	16,966	75,329
Carriage Services, Inc.	5,502	223,106
Cass Information Systems, Inc.#	5,454	244,721
CBIZ, Inc.†	19,303	1,594,042
Chegg, Inc.†	39,989	84,377
Cimpress PLC†	6,960	558,888
CompoSecure, Inc.#	9,911	158,080
CoreCivic, Inc.†	44,430	992,122
Coursera, Inc.†	55,413	440,533
CPI Card Group, Inc.†	1,960	64,700
CRA International, Inc.	2,656	518,000
Cross Country Healthcare, Inc.†	12,911	138,922
Custom Truck One Source, Inc.†	20,546	122,865
Deluxe Corp.	17,825	413,005
Distribution Solutions Group, Inc.#†	4,230	165,456
DLH Holdings Corp.†	3,416	29,480
Driven Brands Holdings, Inc.#†	24,135	406,675
Emerald Holding, Inc.#	6,120	30,416
Ennis, Inc.	10,243	218,483
European Wax Center, Inc., Class A†	13,632	81,928
EVERTEC, Inc.	25,975	935,100
First Advantage Corp.†	20,471	393,657
FiscalNote Holdings, Inc.#†	24,259	21,222
Flywire Corp.†	48,641	1,104,637
Forrester Research, Inc.†	4,719	81,403
Franklin Covey Co.†	4,526	164,656
GEO Group, Inc.†	50,048	1,426,868
Graham Holdings Co., Class B	1,311	1,220,698
Green Dot Corp., Class A†	21,413	219,912
Hackett Group, Inc.	10,185	319,198
Healthcare Services Group, Inc.†	29,643	365,795
Heidrick & Struggles International, Inc.	8,111	374,242
Herc Holdings, Inc.	11,337	2,630,184
Hertz Global Holdings, Inc.#†	49,429	243,191
HireQuest, Inc.#	2,221	33,781
Huron Consulting Group, Inc.†	7,076	869,004
ICF International, Inc.	7,513	1,041,076
Information Services Group, Inc.	14,189	52,357
Insperity, Inc.	14,462	1,140,329
John Wiley & Sons, Inc., Class A	14,523	757,810
Kelly Services, Inc., Class A	12,478	182,803
Kforce, Inc.	7,518	451,005
Korn Ferry	20,914	1,638,403
Laureate Education, Inc.†	54,027	1,026,513
Legalzoom.com, Inc.†	55,518	440,258
Lifecore Biomedical, Inc.†	9,097	67,409
Lincoln Educational Services Corp.†	10,516	172,778
LiveRamp Holdings, Inc.†	26,591	807,303
MarketWise, Inc.	15,522	8,070
Marqeta, Inc., Class A†	187,783	728,598
Matthews International Corp., Class A	11,968	360,955
Medifast, Inc.†	4,337	85,309
Mister Car Wash, Inc.†	37,716	301,728
MoneyLion, Inc.†	3,423	313,889
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Monro, Inc.	12,031	$ 338,312
National Research Corp.	6,173	121,361
Payoneer Global, Inc.†	114,079	1,244,602
Paysafe, Ltd.#†	12,976	257,963
Perdoceo Education Corp.	26,390	724,406
Performant Financial Corp.†	28,488	89,452
Priority Technology Holdings, Inc.†	7,307	67,955
PROG Holdings, Inc.	16,738	814,471
Progyny, Inc.†	34,012	529,567
Quad/Graphics, Inc.	12,462	89,976
Remitly Global, Inc.†	59,240	1,217,974
Repay Holdings Corp.†	36,450	294,516
Resources Connection, Inc.	13,032	109,990
Sezzle, Inc.†	937	397,316
SoundThinking, Inc.†	4,005	51,985
Spire Global, Inc.#†	8,983	146,782
StoneCo., Ltd., Class A#†	115,298	1,093,025
Strategic Education, Inc.	8,943	883,658
Stride, Inc.†	17,150	1,832,820
Target Hospitality Corp.†	13,271	109,751
Transcat, Inc.†	3,637	381,485
TriNet Group, Inc.	12,873	1,202,724
TrueBlue, Inc.†	12,028	90,451
Udemy, Inc.#†	38,514	306,571
Universal Technical Institute, Inc.†	15,907	411,514
Upbound Group, Inc.	21,611	743,202
Verra Mobility Corp.†	67,067	1,586,805
Viad Corp.†	8,236	368,314
Willdan Group, Inc.†	5,070	221,610
ZipRecruiter, Inc., Class A†	28,913	256,169
		51,737,667
Computers — 2.1%
3D Systems Corp.#†	51,316	152,409
ASGN, Inc.†	18,176	1,664,013
Cantaloupe, Inc.#†	23,524	213,598
Conduent, Inc.†	63,688	237,556
Corsair Gaming, Inc.†	18,002	132,315
Cricut, Inc.	18,924	98,216
Diebold Nixdorf, Inc.†	10,180	470,520
D-Wave Quantum, Inc.†	35,277	106,537
Everspin Technologies, Inc.†	7,838	48,125
ExlService Holdings, Inc.†	63,312	2,935,144
Grid Dynamics Holdings, Inc.†	23,006	421,010
Insight Enterprises, Inc.†	11,237	1,758,029
Integral Ad Science Holding Corp.†	29,106	325,405
Maximus, Inc.	24,571	1,830,539
Mitek Systems, Inc.#†	18,639	173,715
NCR Atleos Corp.†	29,062	953,524
NCR Voyix Corp.#†	58,602	850,315
NetScout Systems, Inc.†	27,867	609,730
NextNav, Inc.†	30,217	525,474
OneSpan, Inc.†	15,252	276,366
PAR Technology Corp.#†	14,685	1,191,541
PlayAGS, Inc.†	15,528	180,435
Qualys, Inc.†	14,954	2,296,934
Rapid7, Inc.†	24,934	1,062,188
Rekor Systems, Inc.#†	29,679	28,836
Rigetti Computing, Inc.†	56,978	173,783
Rimini Street, Inc.†	21,370	46,159
System1, Inc.†	9,433	9,905
Telos Corp.†	22,184	75,426
Tenable Holdings, Inc.†	47,495	1,993,840

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
TTEC Holdings, Inc.	7,884	$ 40,839
Unisys Corp.†	26,521	211,638
V2X, Inc.†	4,952	298,358
Varonis Systems, Inc.†	44,407	2,218,574
Velo3D, Inc.†	1	1
WNS Holdings, Ltd.†	18,236	988,938
		24,599,935
Cosmetics/Personal Care — 0.3%
Beauty Health Co.†	29,974	44,361
Edgewell Personal Care Co.	19,816	724,869
Honest Co., Inc.†	32,792	271,846
Interparfums, Inc.	7,342	1,010,700
Olaplex Holdings, Inc.#†	55,848	107,787
Prestige Consumer Healthcare, Inc.†	19,952	1,691,331
Waldencast PLC, Class A†	9,837	33,249
		3,884,143
Distribution/Wholesale — 0.7%
A-Mark Precious Metals, Inc.	7,053	213,706
EVI Industries, Inc.	2,080	40,851
G-III Apparel Group, Ltd.†	16,284	482,495
Global Industrial Co.	5,484	154,923
H&E Equipment Services, Inc.	12,995	776,321
Hudson Technologies, Inc.†	17,906	106,362
MRC Global, Inc.†	33,946	474,225
OPENLANE, Inc.†	43,251	873,670
Resideo Technologies, Inc.†	58,829	1,598,972
Rush Enterprises, Inc., Class A	24,505	1,518,085
Rush Enterprises, Inc., Class B	3,563	203,127
ScanSource, Inc.†	9,887	498,404
ThredUp, Inc., Class A#†	31,680	54,806
Titan Machinery, Inc.#†	8,325	128,621
VSE Corp.#	6,399	750,347
		7,874,915
Diversified Financial Services — 3.8%
AlTi Global, Inc.†	13,581	64,510
Artisan Partners Asset Management, Inc., Class A	25,374	1,237,997
Atlanticus Holdings Corp.†	2,220	129,337
B. Riley Financial, Inc.#	8,221	48,134
BGC Group, Inc., Class A	146,739	1,429,238
Bread Financial Holdings, Inc.	20,029	1,178,306
BrightSphere Investment Group, Inc.	11,132	347,096
Brookfield Business Corp., Class A	10,455	288,453
Burford Capital, Ltd.	80,706	1,100,023
Cohen & Steers, Inc.#	11,077	1,159,319
Columbia Financial, Inc.†	11,007	200,658
Consumer Portfolio Services, Inc.†	3,420	35,431
Dave, Inc.†	3,148	310,645
Diamond Hill Investment Group, Inc.	1,065	176,098
Enact Holdings, Inc.	11,782	414,844
Encore Capital Group, Inc.†	9,438	464,208
Enova International, Inc.†	10,267	1,083,271
Federal Agricultural Mtg. Corp., Class C	3,683	786,210
First Western Financial, Inc.†	3,266	72,538
Forge Global Holdings, Inc.†	46,214	50,373
FTAI Aviation, Ltd.	40,914	6,907,101
GCM Grosvenor, Inc., Class A#	17,159	212,943
Hamilton Lane, Inc., Class A	15,472	2,976,813
International Money Express, Inc.†	12,771	269,085
LendingClub Corp.†	44,009	732,310
LendingTree, Inc.†	4,017	177,592
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Medallion Financial Corp.	7,543	$ 71,055
Moelis & Co., Class A	28,466	2,191,313
Mr. Cooper Group, Inc.†	25,708	2,536,608
Navient Corp.	31,818	495,724
Nelnet, Inc., Class A	5,727	623,785
NerdWallet, Inc., Class A†	15,914	222,796
Onity Group, Inc.†	2,594	80,077
OppFi, Inc.	7,512	61,298
Pagseguro Digital, Ltd.†	75,956	557,517
Paysign, Inc.†	13,262	44,958
PennyMac Financial Services, Inc.	10,769	1,153,683
Perella Weinberg Partners	21,171	543,459
Piper Sandler Cos.	6,993	2,398,529
PJT Partners, Inc., Class A	9,506	1,590,924
PRA Group, Inc.†	15,609	330,911
Radian Group, Inc.	61,040	2,184,622
Regional Management Corp.	3,358	102,520
Silvercrest Asset Management Group, Inc., Class A	3,832	70,279
StepStone Group, Inc., Class A	25,035	1,649,556
StoneX Group, Inc.†	11,032	1,144,680
SWK Holdings Corp.#†	1,326	21,097
Upstart Holdings, Inc.#†	31,025	2,444,460
Velocity Financial, Inc.†	3,626	74,188
Victory Capital Holdings, Inc., Class A	16,568	1,151,145
Virtus Investment Partners, Inc.	2,723	672,499
WisdomTree, Inc.	56,200	671,590
World Acceptance Corp.†	1,386	167,595
		45,109,401
Electric — 1.3%
ALLETE, Inc.	23,394	1,517,803
Altus Power, Inc.#†	30,566	132,045
Ameresco, Inc., Class A†	12,976	365,534
Avista Corp.	31,534	1,220,050
Black Hills Corp.	27,632	1,770,382
Genie Energy, Ltd., Class B	5,199	79,337
Hawaiian Electric Industries, Inc.†	66,732	693,345
MGE Energy, Inc.#	14,684	1,531,248
Northwestern Energy Group, Inc.	24,833	1,371,775
Ormat Technologies, Inc.	21,741	1,774,500
Otter Tail Corp.	16,661	1,343,543
Portland General Electric Co.	40,939	1,961,797
TXNM Energy, Inc.	36,267	1,778,896
Unitil Corp.	6,430	385,929
		15,926,184
Electrical Components & Equipment — 0.8%
American Superconductor Corp.†	14,078	479,497
Belden, Inc.	16,329	1,998,669
ChargePoint Holdings, Inc.#†	156,350	190,747
Energizer Holdings, Inc.	28,962	1,103,742
EnerSys	16,115	1,557,676
Graham Corp.†	4,129	185,062
Insteel Industries, Inc.	7,538	222,220
nLight, Inc.†	18,525	201,181
Novanta, Inc.†	14,451	2,413,028
Powell Industries, Inc.#	3,765	1,006,686
Ultralife Corp.†	4,052	31,079
		9,389,587
Electronics — 2.3%
Advanced Energy Industries, Inc.	15,075	1,734,228
Allient, Inc.	5,862	152,236
Applied Optoelectronics, Inc.#†	14,901	614,219

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Atkore, Inc.	14,793	$ 1,395,128
Atmus Filtration Technologies, Inc.	33,751	1,461,081
Badger Meter, Inc.	11,839	2,566,932
Bel Fuse, Inc.	702	67,855
Bel Fuse, Inc., Class B#	4,164	333,869
Benchmark Electronics, Inc.	14,375	697,044
CTS Corp.	12,124	665,729
Enovix Corp.#†	61,768	571,354
ESCO Technologies, Inc.	10,427	1,547,471
Evolv Technologies Holdings, Inc.†	52,624	213,127
FARO Technologies, Inc.†	7,721	202,676
GoPro, Inc., Class A†	50,410	62,004
Itron, Inc.†	18,500	2,192,805
Kimball Electronics, Inc.†	9,868	193,511
Knowles Corp.†	35,037	681,820
Mesa Laboratories, Inc.	2,076	243,183
MicroVision, Inc.#†	83,102	74,792
Mirion Technologies, Inc.†	80,494	1,357,934
Napco Security Technologies, Inc.	14,181	556,321
NEXTracker, Inc., Class A†	58,092	2,216,791
NVE Corp.	1,927	148,918
OSI Systems, Inc.#†	6,519	1,156,471
Plexus Corp.†	10,952	1,800,509
Sanmina Corp.†	21,636	1,718,115
Standard BioTools, Inc.†	118,809	218,608
Stoneridge, Inc.†	10,993	75,412
TTM Technologies, Inc.†	40,665	991,413
Turtle Beach Corp.†	6,903	119,491
Vicor Corp.†	9,179	488,415
Vishay Intertechnology, Inc.	50,879	971,789
		27,491,251
Energy-Alternate Sources — 0.4%
Aemetis, Inc.†	14,593	59,685
Array Technologies, Inc.#†	61,512	412,746
ASP Isotopes, Inc.†	20,331	112,837
Energy Vault Holdings, Inc.#†	41,503	85,496
Fluence Energy, Inc.#†	24,521	461,240
Freyr Battery, Inc.#†	45,155	93,471
FuelCell Energy, Inc.#†	6,699	79,517
FutureFuel Corp.	10,516	54,788
Green Plains, Inc.†	25,666	277,193
Montauk Renewables, Inc.†	26,583	117,497
Plug Power, Inc.#†	299,891	671,756
REX American Resources Corp.†	6,208	268,869
Shoals Technologies Group, Inc., Class A†	69,091	360,655
SolarMax Technology, Inc.†	2,049	3,545
Stem, Inc.#†	61,146	23,981
Sunnova Energy International, Inc.#†	43,745	242,347
Sunrun, Inc.#†	88,044	1,015,147
TPI Composites, Inc.#†	18,572	37,887
Verde Clean Fuels, Inc.#†	1,321	5,641
		4,384,298
Engineering & Construction — 2.0%
908 Devices, Inc.#†	9,559	26,192
Arcosa, Inc.	19,546	2,123,477
Bowman Consulting Group, Ltd.#†	5,372	147,139
Centuri Holdings, Inc.†	5,509	109,133
Concrete Pumping Holdings, Inc.†	9,584	66,321
Construction Partners, Inc., Class A†	17,293	1,757,142
Dycom Industries, Inc.†	11,441	2,072,651
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Exponent, Inc.	20,360	$ 2,009,736
Fluor Corp.†	68,776	3,860,397
Frontdoor, Inc.†	31,618	1,852,815
Granite Construction, Inc.	17,738	1,762,625
Great Lakes Dredge & Dock Corp.†	26,565	335,516
IES Holdings, Inc.†	3,314	1,026,859
Latham Group, Inc.†	16,319	108,195
Limbach Holdings, Inc.#†	4,115	409,401
Mistras Group, Inc.†	8,449	78,660
MYR Group, Inc.†	6,601	1,042,298
NV5 Global, Inc.†	23,005	500,589
Orion Group Holdings, Inc.†	12,540	109,349
Primoris Services Corp.	21,529	1,802,193
Southland Holdings, Inc.†	4,056	13,304
Sterling Infrastructure, Inc.†	12,181	2,368,595
Tutor Perini Corp.†	17,432	473,802
		24,056,389
Entertainment — 1.0%
Accel Entertainment, Inc.†	20,810	240,564
AMC Entertainment Holdings, Inc., Class A†	136,340	674,883
Atlanta Braves Holdings, Inc., Class A#†	4,122	173,495
Atlanta Braves Holdings, Inc., Class C†	20,205	815,272
Bally's Corp.#†	9,644	170,988
Cinemark Holdings, Inc.†	44,455	1,534,587
Everi Holdings, Inc.†	31,833	428,790
Golden Entertainment, Inc.	8,132	274,374
IMAX Corp.#†	17,267	454,467
International Game Technology PLC	45,825	881,215
Lions Gate Entertainment Corp., Class A#†	23,993	197,702
Lions Gate Entertainment Corp., Class B†	50,137	369,510
Madison Square Garden Entertainment Corp.†	15,755	582,777
Monarch Casino & Resort, Inc.	5,167	434,080
RCI Hospitality Holdings, Inc.#	3,415	179,151
Red Rock Resorts, Inc., Class A	19,813	992,433
Reservoir Media, Inc.#†	7,843	74,038
Rush Street Interactive, Inc.†	30,621	441,555
Six Flags Entertainment Corp.	37,378	1,726,490
Super Group SGHC, Ltd.	60,354	401,354
United Parks & Resorts, Inc.#†	14,191	832,160
Webtoon Entertainment, Inc.†	6,100	74,908
		11,954,793
Environmental Control — 0.4%
374Water, Inc.#†	26,319	25,898
Arq, Inc.†	9,955	76,753
Casella Waste Systems, Inc., Class A†	24,867	2,815,193
CECO Environmental Corp.†	11,782	377,613
Energy Recovery, Inc.†	22,870	355,857
Enviri Corp.†	31,923	236,230
LanzaTech Global, Inc.†	45,025	55,831
Montrose Environmental Group, Inc.†	12,806	241,009
Perma-Fix Environmental Services, Inc.#†	5,851	83,552
Pure Cycle Corp.†	8,366	121,642
PureCycle Technologies, Inc.#†	49,653	660,137
Quest Resource Holding Corp.†	6,946	50,775
		5,100,490
Food — 1.6%
B&G Foods, Inc.#	31,309	209,144
Beyond Meat, Inc.#†	24,062	119,829
Calavo Growers, Inc.	6,725	186,350
Cal-Maine Foods, Inc.	16,515	1,612,029
Chefs' Warehouse, Inc.†	14,096	630,232

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Hain Celestial Group, Inc.†	36,127	$ 298,770
HF Foods Group, Inc.†	16,040	60,551
Ingles Markets, Inc., Class A	5,836	431,280
J&J Snack Foods Corp.	6,146	1,068,113
John B. Sanfilippo & Son, Inc.	3,612	311,896
Krispy Kreme, Inc.#	34,459	379,738
Lancaster Colony Corp.	7,880	1,464,419
Lifeway Foods, Inc.†	1,813	44,328
Mama's Creations, Inc.†	13,255	129,501
Mission Produce, Inc.†	17,505	232,817
Nathan's Famous, Inc.	1,134	99,225
Natural Grocers by Vitamin Cottage, Inc.	3,757	176,767
Seneca Foods Corp., Class A†	1,884	135,836
Simply Good Foods Co.†	36,764	1,462,840
SpartanNash Co.	13,588	257,900
Sprouts Farmers Market, Inc.†	40,577	6,268,335
SunOpta, Inc.†	36,950	286,363
TreeHouse Foods, Inc.†	19,264	661,526
United Natural Foods, Inc.†	23,667	587,652
Utz Brands, Inc.	26,194	456,038
Village Super Market, Inc., Class A	3,508	113,554
Weis Markets, Inc.#	6,629	482,790
WK Kellogg Co.#	26,425	549,640
		18,717,463
Forest Products & Paper — 0.1%
Sylvamo Corp.	14,168	1,307,565
Gas — 1.0%
Brookfield Infrastructure Corp., Class A#	48,336	2,169,803
Chesapeake Utilities Corp.	8,906	1,173,365
New Jersey Resources Corp.	39,574	2,041,227
Northwest Natural Holding Co.	15,274	669,307
ONE Gas, Inc.	22,688	1,768,983
RGC Resources, Inc.	3,325	69,160
Southwest Gas Holdings, Inc.	24,535	1,917,656
Spire, Inc.	22,886	1,675,026
		11,484,527
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.#	10,488	350,194
Enerpac Tool Group Corp.	21,903	1,057,039
Franklin Electric Co., Inc.	18,247	1,976,150
Kennametal, Inc.	31,912	915,875
Luxfer Holdings PLC	11,009	158,089
		4,457,347
Healthcare-Products — 3.3%
Accuray, Inc.†	38,625	86,134
Adaptive Biotechnologies Corp.†	46,650	277,101
Akoya Biosciences, Inc.#†	10,703	23,547
Alphatec Holdings, Inc.†	41,348	433,327
AngioDynamics, Inc.†	15,364	106,472
Artivion, Inc.†	15,988	471,966
AtriCure, Inc.†	19,066	689,427
Avanos Medical, Inc.†	18,287	350,379
Avita Medical, Inc.#†	10,293	131,956
Axogen, Inc.†	17,078	237,384
BioLife Solutions, Inc.†	14,517	398,782
Bioventus, Inc., Class A†	15,120	185,825
CareDx, Inc.†	20,365	499,757
Castle Biosciences, Inc.†	10,419	315,487
Cerus Corp.†	72,675	134,449
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
CONMED Corp.	12,427	$ 920,095
CVRx, Inc.#†	5,351	81,977
Embecta Corp.#	23,349	486,360
Fractyl Health, Inc.#†	13,735	35,162
Glaukos Corp.†	19,710	2,831,341
Haemonetics Corp.#†	20,214	1,768,119
ICU Medical, Inc.†	8,636	1,415,959
Inari Medical, Inc.†	21,315	1,106,675
InfuSystem Holdings, Inc.†	8,005	71,244
Inmode, Ltd.#†	32,026	625,468
Inogen, Inc.†	9,548	92,711
Integer Holdings Corp.#†	13,430	1,886,915
Integra LifeSciences Holdings Corp.†	27,246	669,707
iRadimed Corp.	3,243	174,895
iRhythm Technologies, Inc.†	12,592	1,095,063
Lantheus Holdings, Inc.†	27,735	2,475,903
LeMaitre Vascular, Inc.	8,170	874,108
LivaNova PLC†	21,969	1,153,372
MaxCyte, Inc.†	42,141	149,601
Merit Medical Systems, Inc.†	23,050	2,394,895
MiMedx Group, Inc.†	47,757	441,752
Nautilus Biotechnology, Inc.†	19,623	43,956
Neogen Corp.#†	87,878	1,246,110
NeuroPace, Inc.†	5,497	58,268
Nevro Corp.†	14,565	66,999
Novocure, Ltd.†	42,893	859,576
OmniAb, Inc.†	37,170	145,335
Omnicell, Inc.†	18,380	856,324
OraSure Technologies, Inc.†	29,070	110,466
Orchestra BioMed Holdings, Inc.#†	9,358	52,686
Orthofix Medical, Inc.†	13,576	265,139
OrthoPediatrics Corp.#†	6,594	171,312
Pacific Biosciences of California, Inc.#†	110,174	210,432
Paragon 28, Inc.#†	18,979	195,673
Patterson Cos., Inc.#	31,731	681,899
PROCEPT BioRobotics Corp.†	17,060	1,630,765
Pulmonx Corp.†	15,257	98,408
Pulse Biosciences, Inc.#†	7,374	157,804
Quanterix Corp.†	14,472	178,440
Quantum-Si, Inc.†	40,336	50,420
RxSight, Inc.†	14,455	677,650
Sanara Medtech, Inc.#†	1,609	58,471
Semler Scientific, Inc.†	1,912	109,022
Sera Prognostics, Inc., Class A†	11,116	74,922
SI-BONE, Inc.†	16,394	222,303
STAAR Surgical Co.†	19,928	579,905
Stereotaxis, Inc.†	22,078	52,766
Surmodics, Inc.†	5,551	218,987
Tactile Systems Technology, Inc.†	9,528	186,177
Tandem Diabetes Care, Inc.†	26,084	798,953
TransMedics Group, Inc.#†	12,928	1,120,987
Treace Medical Concepts, Inc.#†	19,650	167,418
Twist Bioscience Corp.†	23,170	1,139,501
UFP Technologies, Inc.†	2,925	944,541
Utah Medical Products, Inc.	1,341	87,500
Varex Imaging Corp.†	15,617	260,492
Zimvie, Inc.†	10,882	160,618
Zynex, Inc.#†	6,150	51,168
		39,084,708
Healthcare-Services — 1.9%
Accolade, Inc.†	29,424	113,577
Addus HomeCare Corp.†	7,018	862,091

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
agilon health, Inc.†	124,253	$ 259,689
Ardent Health Partners LLC†	4,880	77,982
Astrana Health, Inc.†	17,357	750,690
ATI Physical Therapy, Inc.†	1	2
Aveanna Healthcare Holdings, Inc.†	21,051	122,306
Blade Air Mobility, Inc.#†	23,370	110,774
BrightSpring Health Services, Inc.#†	21,689	418,598
Brookdale Senior Living, Inc.†	77,094	437,894
Community Health Systems, Inc.†	50,562	173,933
Concentra Group Holdings Parent, Inc.	44,337	967,437
CorVel Corp.†	3,572	1,305,209
DocGo, Inc.#†	40,961	177,361
Enhabit, Inc.†	20,056	155,033
Ensign Group, Inc.	22,356	3,268,671
Fulgent Genetics, Inc.†	8,188	149,840
GeneDx Holdings Corp.†	5,046	395,556
HealthEquity, Inc.†	34,099	3,462,412
Innovage Holding Corp.†	7,666	37,333
Joint Corp.#†	4,385	51,041
LifeStance Health Group, Inc.†	56,179	422,466
ModivCare, Inc.†	4,496	84,480
Nano-X Imaging, Ltd.#†	21,843	141,106
National HealthCare Corp.	5,030	629,756
OPKO Health, Inc.#†	131,187	202,028
Oscar Health, Inc., Class A†	78,313	1,357,164
PACS Group, Inc.†	15,906	251,474
Pediatrix Medical Group, Inc. †	33,979	508,326
Pennant Group, Inc.†	11,505	358,726
Quipt Home Medical Corp.†	16,462	44,118
RadNet, Inc.†	26,629	2,177,187
Select Medical Holdings Corp.	43,604	920,480
Sonida Senior Living, Inc.†	1,415	36,875
Surgery Partners, Inc.#†	30,932	737,419
Teladoc Health, Inc.†	68,564	821,397
U.S. Physical Therapy, Inc.	6,026	595,128
Viemed Healthcare, Inc.†	13,812	119,750
		22,705,309
Home Builders — 2.0%
Beazer Homes USA, Inc.†	11,938	417,233
Cavco Industries, Inc.†	3,374	1,735,923
Century Communities, Inc.	11,256	1,017,092
Champion Homes, Inc.†	21,610	2,241,605
Dream Finders Homes, Inc., Class A#†	11,265	374,787
Forestar Group, Inc.†	7,662	228,711
Green Brick Partners, Inc.†	12,532	895,537
Hovnanian Enterprises, Inc., Class A†	2,003	393,810
Installed Building Products, Inc.	9,652	2,207,798
KB Home	27,111	2,243,164
Landsea Homes Corp.†	7,249	82,856
LCI Industries#	9,991	1,207,013
LGI Homes, Inc.†	8,412	921,030
M/I Homes, Inc.†	10,730	1,770,772
Meritage Homes Corp.	14,470	2,764,783
Taylor Morrison Home Corp.†	41,215	3,044,552
Tri Pointe Homes, Inc.†	37,134	1,616,443
United Homes Group, Inc.#†	2,117	13,506
Winnebago Industries, Inc.	11,394	667,005
		23,843,620
Home Furnishings — 0.3%
Arhaus, Inc.#	20,636	204,916
Security Description	Shares or Principal Amount	Value

Home Furnishings (continued)
Daktronics, Inc.†	14,908	$ 229,583
Ethan Allen Interiors, Inc.	9,202	282,777
Flexsteel Industries, Inc.	1,858	109,678
Hamilton Beach Brands Holding Co., Class A	3,359	65,064
Hooker Furnishings Corp.	4,273	80,033
iRobot Corp.#†	11,458	87,195
Lovesac Co.†	5,717	215,645
MillerKnoll, Inc.	28,097	706,359
Purple Innovation, Inc.#†	22,903	21,973
Sleep Number Corp.#†	8,684	130,260
Sonos, Inc.†	49,641	675,614
Traeger, Inc.†	13,780	44,234
Vizio Holding Corp., Class A#†	35,792	407,671
Xperi, Inc.†	18,114	171,540
		3,432,542
Household Products/Wares — 0.3%
ACCO Brands Corp.	37,653	219,140
Central Garden & Pet Co.#†	3,877	154,111
Central Garden & Pet Co., Class A†	21,014	710,063
Helen of Troy, Ltd.#†	9,178	673,023
Quanex Building Products Corp.	17,839	530,888
WD-40 Co.	5,486	1,520,116
		3,807,341
Housewares — 0.0%
Lifetime Brands, Inc.	5,010	29,509
Insurance — 2.5%
Ambac Financial Group, Inc.†	17,477	224,405
American Coastal Insurance Corp.†	9,734	133,648
AMERISAFE, Inc.	7,672	452,801
Baldwin Insurance Group, Inc.#†	26,525	1,298,664
Bowhead Specialty Holdings, Inc.†	2,909	107,167
CNO Financial Group, Inc.	42,423	1,692,678
Crawford & Co., Class A	6,113	72,439
Donegal Group, Inc., Class A	6,226	103,601
Employers Holdings, Inc.	9,949	530,879
Enstar Group, Ltd.†	5,102	1,656,619
Essent Group, Ltd.	42,033	2,428,667
F&G Annuities & Life, Inc.	7,490	361,992
Fidelis Insurance Holdings, Ltd.#	20,986	430,843
Genworth Financial, Inc.,†	173,400	1,352,520
GoHealth, Inc.†	1,814	23,237
Goosehead Insurance, Inc., Class A†	9,054	1,141,890
Greenlight Capital Re, Ltd., Class A†	11,122	166,051
Hamilton Insurance Group, Ltd., Class B†	15,944	304,211
HCI Group, Inc.#	3,334	406,315
Heritage Insurance Holdings, Inc.†	9,208	114,455
Hippo Holdings, Inc.#†	7,945	262,503
Horace Mann Educators Corp.	16,562	693,451
Investors Title Co.	572	163,884
Jackson Financial, Inc., Class A	30,761	3,081,945
James River Group Holdings, Ltd.	12,618	59,178
Kingsway Financial Services, Inc.†	5,175	45,695
Lemonade, Inc.#†	20,768	1,075,990
Maiden Holdings, Ltd.†	35,452	57,787
MBIA, Inc.#	17,975	123,848
Mercury General Corp.	10,785	851,584
NI Holdings, Inc.†	3,143	50,728
NMI Holdings, Inc., Class A†	31,601	1,263,724
Palomar Holdings, Inc.†	9,859	1,067,730
ProAssurance Corp.†	20,515	343,011
Roadzen, Inc.†	6,093	6,519

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Root, Inc., Class A†	3,478	$ 347,139
Safety Insurance Group, Inc.	5,913	507,572
Selective Insurance Group, Inc.	24,502	2,501,409
Selectquote, Inc.#†	53,912	161,197
SiriusPoint, Ltd.†	39,720	612,482
Skyward Specialty Insurance Group, Inc.†	14,961	809,540
Stewart Information Services Corp.	10,899	818,406
Tiptree, Inc.	10,144	231,182
Trupanion, Inc.#†	13,274	707,637
United Fire Group, Inc.	8,449	258,539
Universal Insurance Holdings, Inc.	9,647	218,312
		29,324,074
Internet — 1.8%
1-800-Flowers.com, Inc., Class A#†	10,408	84,617
1stdibs.com, Inc.†	10,244	39,849
aka Brands Holding Corp.†	252	5,605
AudioEye, Inc.†	2,871	77,287
Backblaze, Inc.†	16,075	104,327
BARK, Inc.#†	53,393	115,329
Beyond, Inc.#†	18,377	115,591
Bumble, Inc., Class A#†	38,695	336,260
Cardlytics, Inc.#†	16,374	66,642
Cargurus, Inc.†	35,571	1,345,295
Cars.com, Inc.†	26,525	527,052
Cogent Communications Holdings, Inc.#	17,739	1,457,968
Couchbase, Inc.†	15,669	321,371
Despegar.com Corp.†	24,766	443,064
Entravision Communications Corp., Class A	24,768	60,434
ePlus, Inc.†	10,599	857,035
Eventbrite, Inc., Class A†	32,422	114,125
EverQuote, Inc., Class A†	10,111	194,030
Figs, Inc., Class A†	52,334	271,613
fuboTV, Inc.#†	118,268	190,411
Gambling.com Group, Ltd.†	6,974	92,475
Getty Images Holdings, Inc.#†	40,408	117,991
Grindr, Inc.†	9,888	149,210
Groupon, Inc.#†	9,379	87,975
HealthStream, Inc.	9,817	324,943
Hims & Hers Health, Inc.#†	76,437	2,462,800
Innovid Corp.†	42,906	130,434
Lands' End, Inc.†	5,712	91,106
LifeMD, Inc.†	14,269	94,033
Liquidity Services, Inc.†	8,644	221,027
LiveOne, Inc.†	30,192	30,192
Magnite, Inc.†	50,675	850,833
MediaAlpha, Inc., Class A†	12,031	151,952
Mondee Holdings, Inc.†	15,343	10,897
Nerdy, Inc.#†	29,322	46,329
Nextdoor Holdings, Inc.†	70,254	170,717
Open Lending Corp.#†	41,157	262,582
Opendoor Technologies, Inc.#†	249,584	584,027
OptimizeRx Corp.†	7,076	38,564
Q2 Holdings, Inc.†	23,701	2,482,443
QuinStreet, Inc.†	21,210	483,164
RealReal, Inc.#†	39,420	231,790
Revolve Group, Inc.†	15,452	557,508
RumbleON, Inc., Class B#†	6,467	44,170
Shutterstock, Inc.#	10,060	318,701
Solo Brands, Inc., Class A#†	11,339	14,060
Sprinklr, Inc.#†	50,995	420,199
Stitch Fix, Inc., Class A†	36,202	172,322
Security Description	Shares or Principal Amount	Value

Internet (continued)
TechTarget, Inc.#†	10,408	$ 334,201
TrueCar, Inc.†	34,499	146,966
Tucows, Inc., Class A#†	3,210	56,785
Upwork, Inc.†	50,172	851,419
Vacasa, Inc.#†	3,832	14,945
Vivid Seats, Inc., Class A#†	31,090	111,302
Yelp, Inc.†	26,416	1,009,619
Ziff Davis, Inc.†	18,326	1,078,485
		20,974,071
Investment Companies — 1.1%
Bit Digital, Inc.†	48,269	222,520
Cannae Holdings, Inc.	22,689	492,351
Cipher Mining, Inc.†	72,712	487,170
Cleanspark, Inc.#†	92,062	1,321,090
Compass Diversified Holdings	26,841	636,132
Core Scientific, Inc.†	71,836	1,284,428
FTAI Infrastructure, Inc.	40,564	350,879
HA Sustainable Infrastructure Capital, Inc.	45,289	1,420,263
Hut 8 Corp.†	32,629	914,265
MARA Holdings, Inc.#†	110,129	3,019,737
NewtekOne, Inc.	9,361	135,734
Riot Platforms, Inc.#†	114,900	1,453,485
Terawulf, Inc.#†	94,080	742,291
		12,480,345
Iron/Steel — 0.6%
Carpenter Technology Corp.	19,170	3,719,747
Commercial Metals Co.	46,614	2,875,618
Radius Recycling, Inc.	10,607	210,231
Universal Stainless & Alloy Products, Inc.†	3,508	155,825
		6,961,421
Leisure Time — 0.6%
Acushnet Holdings Corp.	11,676	853,632
Clarus Corp.	12,284	55,769
Escalade, Inc.	4,028	60,420
Global Business Travel Group I#†	50,549	474,655
Johnson Outdoors, Inc., Class A#	1,913	64,392
Life Time Group Holdings, Inc.†	23,988	582,189
Lindblad Expeditions Holdings, Inc.†	14,275	189,287
Livewire Group, Inc.#†	7,330	43,980
Malibu Boats, Inc., Class A†	8,163	353,866
Marine Products Corp.	3,536	34,971
MasterCraft Boat Holdings, Inc.†	6,765	143,418
OneSpaWorld Holdings, Ltd.	40,466	768,449
Peloton Interactive, Inc., Class A†	137,754	1,424,376
Revelyst, Inc.†	23,483	443,829
Sabre Corp.†	151,505	592,385
Topgolf Callaway Brands Corp.†	57,129	481,026
Xponential Fitness, Inc., Class A#†	9,647	147,020
		6,713,664
Lodging — 0.1%
Full House Resorts, Inc.#†	13,216	62,380
Hilton Grand Vacations, Inc.†	29,716	1,259,661
Marcus Corp.	9,660	218,702
		1,540,743
Machinery-Construction & Mining — 0.5%
Argan, Inc.	4,991	778,296
Astec Industries, Inc.	9,184	354,594
Bloom Energy Corp., Class A†	80,117	2,199,212
Hyster-Yale, Inc.	4,614	259,491

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining (continued)
Manitowoc Co., Inc.†	14,026	$ 149,096
NANO Nuclear Energy, Inc.#†	1,619	44,701
Net Power, Inc.#†	8,518	109,116
NuScale Power Corp.†	31,898	945,776
Terex Corp.	26,840	1,470,564
		6,310,846
Machinery-Diversified — 2.2%
Alamo Group, Inc.	4,126	824,994
Albany International Corp., Class A	12,572	1,042,219
Applied Industrial Technologies, Inc.	15,492	4,255,962
Cactus, Inc., Class A	26,388	1,811,800
Chart Industries, Inc.†	17,313	3,345,737
Columbus McKinnon Corp.	11,444	449,635
CSW Industrials, Inc.	6,673	2,818,608
DXP Enterprises, Inc.†	5,028	368,402
Eastman Kodak Co.†	24,361	176,617
Gencor Industries, Inc.†	4,146	92,000
Gorman-Rupp Co.	8,442	359,629
GrafTech International, Ltd.#†	104,265	204,359
Ichor Holdings, Ltd.†	13,313	436,134
Kadant, Inc.#	4,722	1,949,194
Lindsay Corp.	4,362	579,143
Mueller Water Products, Inc., Class A	62,582	1,567,053
Taylor Devices, Inc.†	959	46,109
Tennant Co.	7,636	674,793
Thermon Group Holdings, Inc.†	13,433	423,946
Twin Disc, Inc.	4,496	56,245
Watts Water Technologies, Inc., Class A	11,034	2,381,027
Zurn Elkay Water Solutions Corp.	58,020	2,310,356
		26,173,962
Media — 0.4%
AMC Networks, Inc., Class A#†	12,845	121,000
Cable One, Inc.#	2,273	955,160
E.W. Scripps Co., Class A†	24,403	48,806
Gannett Co., Inc.†	57,170	296,712
Gray Television, Inc.	34,463	147,157
iHeartMedia, Inc., Class A†	41,625	95,321
Liberty Latin America, Ltd., Class A#†	12,936	90,035
Liberty Latin America, Ltd., Class C#†	52,212	360,785
Scholastic Corp.	9,353	246,732
Sinclair, Inc.	12,895	236,236
Sphere Entertainment Co.#†	10,697	440,182
TEGNA, Inc.#	68,365	1,283,211
Thryv Holdings, Inc.†	12,814	202,718
Townsquare Media, Inc.	5,279	53,318
Value Line, Inc.#	320	16,659
WideOpenWest, Inc.†	20,138	106,933
		4,700,965
Metal Fabricate/Hardware — 1.0%
AZZ, Inc.	11,826	1,101,474
Eastern Co.	2,095	60,168
Helios Technologies, Inc.	13,392	700,669
Hillman Solutions Corp.†	79,158	902,401
Janus International Group, Inc.#†	57,143	427,430
L.B. Foster Co., Class A†	3,652	104,922
Mayville Engineering Co., Inc.†	5,123	86,322
Metallus, Inc.†	17,243	287,441
Mueller Industries, Inc.	45,012	3,635,619
NN, Inc.#†	18,547	74,002
Northwest Pipe Co.†	3,902	218,766
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware (continued)
Olympic Steel, Inc.	3,985	$ 168,486
Omega Flex, Inc.	1,429	70,621
Park-Ohio Holdings Corp.	3,459	111,276
Proto Labs, Inc.†	10,329	425,451
Ryerson Holding Corp.	11,318	290,873
Standex International Corp.	4,685	973,965
Tredegar Corp.†	10,711	76,798
Worthington Enterprises, Inc.	12,676	518,702
Worthington Steel, Inc.	13,109	587,808
Xometry, Inc., Class A#†	16,939	525,956
		11,349,150
Mining — 0.8%
Caledonia Mining Corp. PLC	6,622	69,796
Centrus Energy Corp., Class A#†	5,680	516,880
Century Aluminum Co.†	21,263	485,434
Coeur Mining, Inc.†	159,135	1,028,012
Compass Minerals International, Inc.#	13,911	214,647
Constellium SE†	52,162	639,506
Contango ORE, Inc.†	4,147	58,390
Critical Metals Corp.†	2,945	20,055
Dakota Gold Corp.†	27,222	61,250
Encore Energy Corp.#†	73,131	276,435
Energy Fuels, Inc.#†	74,492	540,812
Hecla Mining Co.	236,616	1,306,120
i-80 Gold Corp.†	127,523	80,327
Ivanhoe Electric, Inc.†	33,667	320,173
Kaiser Aluminum Corp.	6,436	523,118
Lifezone Metals, Ltd.†	14,708	104,427
Metals Acquisition, Ltd.†	21,696	275,539
Novagold Resources, Inc.†	98,237	359,547
Pan American Silver Corp.†	171,891	65,319
Perpetua Resources Corp.#†	15,510	147,810
Piedmont Lithium, Inc.†	7,286	91,512
SSR Mining, Inc.	81,738	474,898
United States Lime & Minerals, Inc.	4,240	648,720
Uranium Energy Corp.†	160,676	1,335,218
Ur-Energy, Inc.†	136,606	178,954
		9,822,899
Miscellaneous Manufacturing — 1.1%
AMMO, Inc.†	36,129	44,800
Byrna Technologies, Inc.#†	6,965	134,633
Core Molding Technologies, Inc.†	3,044	50,348
Enpro, Inc.	8,457	1,599,219
Fabrinet†	14,690	3,445,980
Federal Signal Corp.	24,223	2,359,562
Hillenbrand, Inc.	28,287	962,607
John Bean Technologies Corp.	12,798	1,612,804
LSB Industries, Inc.†	21,475	189,624
Materion Corp.	8,293	958,837
Myers Industries, Inc.	14,792	171,587
NL Industries, Inc.	3,385	26,911
Park Aerospace Corp.	7,482	114,549
Sight Sciences, Inc.†	14,149	56,455
Smith & Wesson Brands, Inc.	18,346	249,139
Solidion Technology, Inc.†	3,567	1,454
Sturm Ruger & Co., Inc.	6,614	251,927
Trinity Industries, Inc.	32,920	1,241,084
		13,471,520
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	11,021	375,485

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office Furnishings — 0.2%
CompX International, Inc.	615	$ 16,980
HNI Corp.	18,922	1,071,931
Interface, Inc.	23,111	613,597
Steelcase, Inc., Class A	37,280	502,162
Virco Mfg. Corp.	4,439	72,889
		2,277,559
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	64,678	521,304
Xerox Holdings Corp.#	46,855	428,255
		949,559
Oil & Gas — 2.5%
Amplify Energy Corp.#†	15,793	105,971
Berry Corp.	30,853	125,880
Borr Drilling, Ltd.#	95,483	355,197
California Resources Corp.	27,786	1,643,820
CNX Resources Corp.†	59,548	2,412,885
Comstock Resources, Inc.#	37,215	579,437
Crescent Energy Co., Class A	57,787	859,293
CVR Energy, Inc.#	13,761	266,275
Delek US Holdings, Inc.	25,537	486,480
Diversified Energy Co. PLC	18,930	309,695
DLB Oil & Gas, Inc.(1)	3,000	0
Empire Petroleum Corp.#†	5,772	36,537
Evolution Petroleum Corp.#	12,347	72,353
Granite Ridge Resources, Inc.#	21,206	136,779
Gulfport Energy Corp.†	5,218	917,324
Helmerich & Payne, Inc.	38,935	1,348,319
HighPeak Energy, Inc.#	5,854	88,220
Kosmos Energy, Ltd.†	188,440	742,454
Magnolia Oil & Gas Corp., Class A	69,757	1,935,059
Murphy Oil Corp.	58,425	1,897,060
Nabors Industries, Ltd.#†	3,681	270,296
Noble Corp. PLC	55,614	1,861,401
Northern Oil & Gas, Inc.	39,955	1,737,643
Par Pacific Holdings, Inc.†	22,528	392,663
Patterson-UTI Energy, Inc.	156,738	1,316,599
PBF Energy, Inc., Class A	41,837	1,317,447
Prairie Operating Co.†	1,686	14,348
PrimeEnergy Resources Corp.†	281	56,495
Riley Exploration Permian, Inc.	4,578	160,688
Ring Energy, Inc.#†	59,689	91,324
Sable Offshore Corp.†	20,324	477,207
SandRidge Energy, Inc.	12,954	151,950
Seadrill, Ltd.†	27,606	1,121,908
Sitio Royalties Corp.	32,526	770,866
SM Energy Co.#	46,086	2,082,626
Talos Energy, Inc.†	59,604	670,545
Transocean, Ltd.#†	293,759	1,292,540
VAALCO Energy, Inc.#	41,958	214,825
Valaris, Ltd.†	25,282	1,167,776
Vital Energy, Inc.†	11,519	378,169
Vitesse Energy, Inc.#	10,072	282,822
W&T Offshore, Inc.#	39,727	77,070
		30,226,246
Oil & Gas Services — 1.2%
Archrock, Inc.	67,218	1,722,125
Aris Water Solution, Inc., Class A	10,793	290,332
Atlas Energy Solutions, Inc.#	27,363	644,946
Bristow Group, Inc.†	9,897	378,263
ChampionX Corp.	76,843	2,378,291
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Core Laboratories, Inc.#	18,912	$ 384,859
DMC Global, Inc.#†	7,900	63,595
DNOW, Inc.†	42,478	639,294
Drilling Tools International Corp.†	4,744	16,794
Expro Group Holdings NV†	38,146	529,848
Forum Energy Technologies, Inc.†	4,723	72,026
Geospace Technologies Corp.†	5,059	54,334
Helix Energy Solutions Group, Inc.†	58,037	620,416
Innovex International, Inc.†	13,779	224,184
Kodiak Gas Services, Inc.	8,118	328,292
Liberty Energy, Inc.	65,032	1,196,589
Mammoth Energy Services, Inc.†	9,787	34,059
Matrix Service Co.†	10,651	141,232
Natural Gas Services Group, Inc.†	4,320	119,923
Newpark Resources, Inc.†	33,371	278,982
Oceaneering International, Inc.†	40,713	1,220,576
Oil States International, Inc.†	24,724	135,982
ProFrac Holding Corp., Class A#†	8,946	81,140
ProPetro Holding Corp.†	35,526	298,418
Ranger Energy Services, Inc.	6,310	104,115
RPC, Inc.#	34,230	220,441
SEACOR Marine Holdings, Inc.#†	9,822	67,477
Select Water Solutions, Inc.	36,751	542,812
Solaris Oilfield Infrastructure, Inc., Class A#	10,126	249,606
TETRA Technologies, Inc.†	50,566	194,679
Tidewater, Inc.†	19,646	1,016,091
		14,249,721
Packaging & Containers — 0.2%
Ardagh Metal Packaging SA	58,201	214,180
Clearwater Paper Corp.†	6,537	177,283
Greif, Inc., Class A	10,041	713,212
Greif, Inc., Class B	1,942	147,087
Karat Packaging, Inc.	2,755	85,102
O-I Glass, Inc.†	62,394	786,164
Pactiv Evergreen, Inc.#	16,303	221,232
Ranpak Holdings Corp.†	17,301	134,775
TriMas Corp.	16,352	432,020
		2,911,055
Pharmaceuticals — 2.6%
ACELYRIN, Inc.†	29,399	133,765
AdaptHealth Corp.†	41,002	411,250
Aduro Biotech Holding, Inc. CVR(1)	6,346	0
Agios Pharmaceuticals, Inc.†	22,764	1,351,954
Akebia Therapeutics, Inc.†	83,785	172,597
Alector, Inc.†	32,504	84,185
Alkermes PLC†	66,010	1,915,610
Amneal Pharmaceuticals, Inc.†	64,091	530,033
Amphastar Pharmaceuticals, Inc.†	15,495	700,219
Anika Therapeutics, Inc.†	5,295	93,827
Aquestive Therapeutics, Inc.#†	29,911	152,247
Arvinas, Inc.#†	25,875	691,380
Avadel Pharmaceuticals PLC#†	37,225	411,708
Biote Corp.#†	10,843	71,672
Catalyst Pharmaceuticals, Inc.†	45,032	993,856
Coherus Biosciences, Inc.#†	44,813	54,672
Collegium Pharmaceutical, Inc.†	13,116	400,038
Corbus Pharmaceuticals Holdings, Inc.#†	4,163	74,185
Corcept Therapeutics, Inc.†	32,567	1,878,465
CorMedix, Inc.†	22,124	218,143
Enanta Pharmaceuticals, Inc.†	8,091	69,583
Enliven Therapeutics, Inc.#†	14,177	345,635

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Fennec Pharmaceuticals, Inc.#†	9,441	$ 57,212
Foghorn Therapeutics, Inc.†	10,173	81,282
Fulcrum Therapeutics, Inc.†	24,993	96,223
Galectin Therapeutics, Inc.#†	8,202	23,704
Gyre Therapeutics, Inc.†	2,810	35,153
Harmony Biosciences Holdings, Inc.†	12,162	421,657
Harrow, Inc.†	12,303	515,619
Herbalife, Ltd.†	40,250	312,742
Heron Therapeutics, Inc.#†	47,285	56,269
Ironwood Pharmaceuticals, Inc.†	56,983	200,580
Jounce Therapeutics, Inc. CVR#(1)	15,509	465
KalVista Pharmaceuticals, Inc.†	15,538	156,312
Kura Oncology, Inc.†	29,205	322,423
Longboard Pharmaceuticals, Inc.†	13,026	781,299
Lyell Immunopharma, Inc.#†	64,724	61,171
Madrigal Pharmaceuticals, Inc.#†	7,066	2,318,991
MannKind Corp.#†	106,801	724,111
MediWound, Ltd.#†	3,154	55,100
Mirum Pharmaceuticals, Inc.†	15,800	730,276
Nature's Sunshine Products, Inc.†	5,189	84,269
Neurogene, Inc.#†	4,148	105,484
Ocugen, Inc.†	103,058	101,213
Ocular Therapeutix, Inc.#†	62,674	619,846
Option Care Health, Inc.†	69,107	1,644,747
ORIC Pharmaceuticals, Inc.#†	24,799	245,510
Outlook Therapeutics, Inc.#†	6,098	12,501
Owens & Minor, Inc.†	30,381	409,232
Pacira BioSciences, Inc.†	18,457	312,108
Phibro Animal Health Corp., Class A	8,226	192,242
Protagonist Therapeutics, Inc.†	23,537	1,030,921
Regulus Therapeutics, Inc.†	25,435	40,950
Revance Therapeutics, Inc.†	41,933	151,378
Rhythm Pharmaceuticals, Inc.†	22,051	1,368,044
Scpharmaceuticals, Inc.#†	11,435	41,395
SIGA Technologies, Inc.#	18,654	135,801
Skye Bioscience, Inc.†	6,936	31,143
Spyre Therapeutics, Inc.#†	13,944	396,428
Supernus Pharmaceuticals, Inc.†	20,226	739,665
Telomir Pharmaceuticals, Inc.†	1,938	7,713
Trevi Therapeutics, Inc.†	23,654	68,124
USANA Health Sciences, Inc.†	4,592	176,930
Vanda Pharmaceuticals, Inc.†	22,959	118,239
Vaxcyte, Inc.†	48,096	4,537,377
Verrica Pharmaceuticals, Inc.†	7,626	9,761
Voyager Therapeutics, Inc.†	18,528	127,102
Xeris Biopharma Holdings, Inc.†	56,479	185,251
Y-mAbs Therapeutics, Inc.†	14,813	176,571
		30,775,558
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	6,895	213,538
Golar LNG, Ltd.	39,861	1,569,328
Kinetik Holdings, Inc.	15,409	909,439
NextDecade Corp.#†	46,569	337,159
		3,029,464
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.#	6,810	109,709
P10, Inc.	16,423	231,564
Patria Investments, Ltd.	22,154	264,962
		606,235
Security Description	Shares or Principal Amount	Value

Real Estate — 0.7%
American Realty Investors, Inc.#†	601	$ 9,766
Anywhere Real Estate, Inc.†	39,530	193,697
Compass, Inc., Class A†	152,879	1,083,912
Cushman & Wakefield PLC†	92,230	1,411,119
eXp World Holdings, Inc.#	33,002	457,078
FRP Holdings, Inc.†	5,368	171,132
Kennedy-Wilson Holdings, Inc.#	45,800	530,364
Legacy Housing Corp.†	4,515	118,158
Marcus & Millichap, Inc.	9,453	393,339
Maui Land & Pineapple Co., Inc.†	3,063	74,278
McGrath RentCorp	9,830	1,197,785
Newmark Group, Inc., Class A	53,948	835,115
Offerpad Solutions, Inc.†	4,206	20,736
RE/MAX Holdings, Inc., Class A†	7,208	94,857
Real Brokerage, Inc.†	38,776	203,962
Redfin Corp.#†	47,233	448,241
RMR Group, Inc., Class A	6,227	138,239
Sky Harbour Group Corp.#†	4,569	51,538
St. Joe Co.	14,524	741,886
Star Holdings†	5,215	58,669
Stratus Properties, Inc.†	2,252	57,989
Transcontinental Realty Investors, Inc.#†	496	13,987
		8,305,847
REITS — 6.1%
Acadia Realty Trust	41,546	1,073,964
Advanced Flower Capital, Inc.	6,816	66,320
AG Mtg. Investment Trust, Inc.	11,594	79,187
Alexander & Baldwin, Inc.	29,318	576,978
Alexander's, Inc.	864	193,199
Alpine Income Property Trust, Inc.	5,043	90,219
American Assets Trust, Inc.	19,302	548,949
American Healthcare REIT, Inc.	33,160	988,500
Angel Oak Mtg. REIT, Inc.	4,785	46,941
Apartment Investment & Management Co., Class A†	57,295	506,488
Apollo Commercial Real Estate Finance, Inc.#	57,419	531,126
Apple Hospitality REIT, Inc.	91,825	1,479,301
Arbor Realty Trust, Inc.	74,176	1,088,162
Ares Commercial Real Estate Corp.#	21,515	155,338
Armada Hoffler Properties, Inc.	26,727	295,333
ARMOUR Residential REIT, Inc.#	19,755	373,765
Blackstone Mtg. Trust, Inc., Class A	69,936	1,344,170
Braemar Hotels & Resorts, Inc.#	26,547	95,569
Brandywine Realty Trust	68,264	382,278
BrightSpire Capital, Inc.	52,029	329,864
Broadstone Net Lease, Inc.	75,981	1,330,427
BRT Apartments Corp.#	4,540	91,072
CareTrust REIT, Inc.	63,041	1,877,991
CBL & Associates Properties, Inc.	9,153	282,828
Centerspace	6,155	446,238
Chatham Lodging Trust	19,398	178,656
Chimera Investment Corp.	32,443	481,454
City Office REIT, Inc.	15,700	91,060
Claros Mtg. Trust, Inc.	34,768	236,075
Clipper Realty, Inc.	4,788	24,227
Community Healthcare Trust, Inc.	10,948	206,917
COPT Defense Properties	45,348	1,494,217
CTO Realty Growth, Inc.	8,899	181,629
Curbline Properties Corp.†	38,260	928,188
DiamondRock Hospitality Co.	84,749	786,471
Diversified Healthcare Trust	87,974	228,732
Douglas Emmett, Inc.	65,048	1,259,329
Dynex Capital, Inc.#	29,964	376,048

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Easterly Government Properties, Inc.	39,099	$ 481,700
Ellington Financial, Inc.#	33,264	411,143
Elme Communities	35,448	600,489
Empire State Realty Trust, Inc., Class A	53,992	591,752
Essential Properties Realty Trust, Inc.	70,669	2,409,813
Farmland Partners, Inc.#	17,720	225,221
Four Corners Property Trust, Inc.	36,955	1,097,933
Franklin BSP Realty Trust, Inc.	33,070	432,556
Franklin Street Properties Corp.	39,288	75,040
Getty Realty Corp.	19,927	655,200
Gladstone Commercial Corp.	16,144	284,296
Gladstone Land Corp.	13,535	162,555
Global Medical REIT, Inc.	24,471	217,547
Global Net Lease, Inc.	80,875	599,284
Granite Point Mtg. Trust, Inc.	20,279	71,990
Hudson Pacific Properties, Inc.	55,090	212,097
Independence Realty Trust, Inc.	91,029	1,988,073
Industrial Logistics Properties Trust	26,298	101,773
Innovative Industrial Properties, Inc.	11,351	1,237,486
InvenTrust Properties Corp.	27,447	850,034
Invesco Mtg. Capital, Inc.#	19,745	164,871
JBG SMITH Properties	33,641	574,925
Kite Realty Group Trust	87,465	2,411,410
KKR Real Estate Finance Trust, Inc.	23,678	275,375
Ladder Capital Corp.	45,723	542,275
LTC Properties, Inc.	17,300	667,607
LXP Industrial Trust	117,075	1,094,651
Macerich Co.	95,360	2,022,586
MFA Financial, Inc.	41,230	458,065
National Health Investors, Inc.	16,859	1,292,242
NET Lease Office Properties#	5,981	195,818
NETSTREIT Corp.	31,322	507,730
New York Mtg. Trust, Inc.	36,551	224,423
NexPoint Diversified Real Estate Trust	13,511	78,229
Nexpoint Real Estate Finance, Inc.	3,293	58,517
NexPoint Residential Trust, Inc.	9,143	430,361
One Liberty Properties, Inc.	6,394	192,268
Orchid Island Capital, Inc.#	28,834	224,617
Orion Office REIT, Inc.	22,614	95,657
Outfront Media, Inc.	59,614	1,145,185
Paramount Group, Inc.	74,313	361,161
Peakstone Realty Trust	14,708	201,941
Pebblebrook Hotel Trust#	48,100	666,185
PennyMac Mtg. Investment Trust	35,001	475,664
Phillips Edison & Co., Inc.	49,456	1,953,512
Piedmont Office Realty Trust, Inc., Class A	49,729	473,420
Plymouth Industrial REIT, Inc.	16,153	302,707
Postal Realty Trust, Inc., Class A#	8,673	122,896
PotlatchDeltic Corp.	31,997	1,434,745
Ready Capital Corp.#	65,092	479,728
Redwood Trust, Inc.	53,034	379,723
Retail Opportunity Investments Corp.	49,925	868,695
RLJ Lodging Trust	61,388	626,771
Ryman Hospitality Properties, Inc.	23,624	2,769,678
Sabra Health Care REIT, Inc.	93,214	1,745,898
Safehold, Inc.	20,860	445,570
Saul Centers, Inc.	4,235	174,101
Service Properties Trust#	66,449	184,728
Seven Hills Realty Trust#	5,150	68,598
SITE Centers Corp.	19,130	296,898
SL Green Realty Corp.	28,392	2,219,970
Strawberry Fields REIT, Inc.	2,349	29,738
Security Description	Shares or Principal Amount	Value

REITS (continued)
Summit Hotel Properties, Inc.	42,273	$ 278,156
Sunrise Realty Trust, Inc.	2,272	35,284
Sunstone Hotel Investors, Inc.	81,928	880,726
Tanger, Inc.	42,885	1,585,458
Terreno Realty Corp.	38,477	2,332,861
TPG RE Finance Trust, Inc.	24,022	219,321
Two Harbors Investment Corp.	41,825	491,444
UMH Properties, Inc.	26,108	501,274
Uniti Group, Inc.	96,336	569,346
Universal Health Realty Income Trust	5,179	218,502
Urban Edge Properties	49,292	1,134,209
Veris Residential, Inc.	31,622	577,101
Whitestone REIT	19,686	289,778
Xenia Hotels & Resorts, Inc.	41,067	631,610
		72,137,401
Retail — 3.9%
Abercrombie & Fitch Co., Class A†	20,259	3,032,570
Academy Sports & Outdoors, Inc.#	28,463	1,401,803
American Eagle Outfitters, Inc.	73,455	1,413,274
America's Car-Mart, Inc.#†	2,279	105,199
Arko Corp.#	32,423	232,149
Asbury Automotive Group, Inc.†	8,160	2,120,213
Beacon Roofing Supply, Inc.†	25,655	2,899,528
Biglari Holdings, Inc., Class B†	302	63,550
BJ's Restaurants, Inc.†	7,624	293,066
Blink Charging Co.#†	38,750	61,612
Bloomin' Brands, Inc.	31,807	443,390
BlueLinx Holdings, Inc.†	3,349	420,969
Boot Barn Holdings, Inc.†	11,919	1,634,572
Brinker International, Inc.†	17,752	2,348,057
Buckle, Inc.	12,442	648,104
Build-A-Bear Workshop, Inc.	5,136	195,117
Caleres, Inc.	13,765	427,678
Camping World Holdings, Inc., Class A	22,604	552,442
Cheesecake Factory, Inc.#	19,446	984,745
Citi Trends, Inc.†	2,570	51,271
Clean Energy Fuels Corp.#†	68,756	211,768
Cracker Barrel Old Country Store, Inc.	8,911	495,095
Dave & Buster's Entertainment, Inc.#†	13,024	512,104
Denny's Corp.†	20,308	133,220
Designer Brands, Inc., Class A#	17,118	84,905
Destination XL Group, Inc.#†	21,582	52,013
Dine Brands Global, Inc.	6,133	220,297
El Pollo Loco Holdings, Inc.†	10,270	130,634
EVgo, Inc.†	40,566	264,085
First Watch Restaurant Group, Inc.#†	12,224	233,356
FirstCash Holdings, Inc.	15,512	1,688,636
Foot Locker, Inc.†	33,604	845,141
Genesco, Inc.†	4,400	147,796
GMS, Inc.†	16,124	1,618,043
Group 1 Automotive, Inc.	5,334	2,271,217
GrowGeneration Corp.#†	23,126	44,864
Haverty Furniture Cos., Inc.	5,805	137,056
J. Jill, Inc.	2,230	61,548
Jack in the Box, Inc.#	7,907	386,257
Kura Sushi USA, Inc., Class A#†	2,385	255,004
La-Z-Boy, Inc.	17,041	771,446
Leslie's, Inc.†	72,392	166,502
MarineMax, Inc.†	8,702	298,653
Movado Group, Inc.	6,080	123,728
National Vision Holdings, Inc.†	31,359	379,444
Nu Skin Enterprises, Inc., Class A	19,980	145,854

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
ODP Corp.†	14,073	$ 361,395
ONE Group Hospitality, Inc.#†	8,389	29,613
OneWater Marine, Inc., Class A#†	4,813	106,800
Papa John's International, Inc.#	13,395	667,473
Patrick Industries, Inc.#	8,702	1,169,462
PC Connection, Inc.	4,664	338,513
Petco Health & Wellness Co., Inc.†	33,932	144,890
Portillo's, Inc., Class A#†	21,754	251,259
Potbelly Corp.†	11,057	114,993
PriceSmart, Inc.	10,101	906,464
Qurate Retail, Inc.†	402	1,222
Sally Beauty Holdings, Inc.†	41,504	578,151
Savers Value Village, Inc.#†	9,423	88,105
Shake Shack, Inc., Class A†	15,316	2,048,209
Shoe Carnival, Inc.#	7,200	243,072
Signet Jewelers, Ltd.#	17,204	1,723,841
Sonic Automotive, Inc., Class A	5,865	405,506
Sweetgreen, Inc., Class A†	39,783	1,630,307
Tile Shop Holdings, Inc.#†	11,539	76,504
Tilly's, Inc., Class A†	5,967	26,672
Urban Outfitters, Inc.†	25,805	1,257,478
Vera Bradley, Inc.†	10,327	60,413
Victoria's Secret & Co.†	31,611	1,227,771
Warby Parker, Inc., Class A†	35,121	791,627
Winmark Corp.	1,176	484,424
Zumiez, Inc.†	6,613	145,949
		45,888,088
Savings & Loans — 1.1%
Axos Financial, Inc.†	22,010	1,823,528
Banc of California, Inc.	55,980	964,535
Berkshire Hills Bancorp, Inc.	17,294	527,121
Brookline Bancorp, Inc.	35,534	447,373
Capitol Federal Financial, Inc.	49,968	333,786
Essa Bancorp, Inc.	3,377	69,803
First Financial Northwest, Inc.	2,822	63,777
Flagstar Financial, Inc.	102,149	1,222,724
Flushing Financial Corp.	11,095	196,825
FS Bancorp, Inc.	2,682	127,931
Greene County Bancorp, Inc.	2,819	85,754
Hingham Institution for Savings	630	178,454
Home Bancorp, Inc.	2,837	143,921
HomeTrust Bancshares, Inc.	5,936	220,166
Northfield Bancorp, Inc.	15,807	211,498
Northwest Bancshares, Inc.	51,325	753,451
OceanFirst Financial Corp.	23,170	479,156
Pacific Premier Bancorp, Inc.	38,595	1,096,098
Provident Financial Services, Inc.	50,715	1,071,101
Southern Missouri Bancorp, Inc.	3,827	251,243
Timberland Bancorp, Inc.	3,034	98,271
WaFd, Inc.	26,901	984,039
WaterStone Financial, Inc.	6,479	97,768
WSFS Financial Corp.	23,818	1,429,556
		12,877,879
Semiconductors — 1.9%
ACM Research, Inc., Class A†	20,518	352,704
Aehr Test Systems#†	11,143	132,490
Alpha & Omega Semiconductor, Ltd.†	9,484	393,301
Ambarella, Inc.†	15,261	1,091,925
Arteris, Inc.†	11,113	96,572
Axcelis Technologies, Inc.†	13,122	974,177
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
CEVA, Inc.†	9,391	$ 279,288
Cohu, Inc.†	18,644	492,202
Diodes, Inc.#†	18,372	1,194,180
FormFactor, Inc.†	31,185	1,249,271
GCT Semiconductor Holding, Inc.†	3,049	7,775
Impinj, Inc.†	9,237	1,775,444
Kulicke & Soffa Industries, Inc.#	21,752	1,053,232
MaxLinear, Inc.†	32,151	486,445
Navitas Semiconductor Corp.#†	50,817	139,747
Ouster, Inc.#†	17,428	172,189
Penguin Solutions, Inc.†	20,974	380,468
Photronics, Inc.†	24,825	618,391
Power Integrations, Inc.	22,798	1,493,497
QuickLogic Corp.#†	5,554	42,377
Rambus, Inc.†	43,845	2,534,679
Richardson Electronics, Ltd.#	4,948	69,668
Semtech Corp.†	26,098	1,671,316
Silicon Laboratories, Inc.†	12,910	1,428,491
SiTime Corp.#†	7,404	1,572,461
SkyWater Technology, Inc.#†	10,970	87,102
Synaptics, Inc.†	15,700	1,259,768
Ultra Clean Holdings, Inc.†	17,826	685,053
Veeco Instruments, Inc.†	22,388	623,954
Vishay Precision Group, Inc.†	4,879	112,071
		22,470,238
Software — 5.2%
8x8, Inc.†	51,486	159,607
ACI Worldwide, Inc.†	42,481	2,413,770
ACV Auctions, Inc., Class A†	59,601	1,348,175
Adeia, Inc.	43,824	531,147
Agilysys, Inc.†	9,077	1,219,041
Airship AI Holdings, Inc.†	2,890	9,017
Alignment Healthcare, Inc.†	40,313	508,347
Alkami Technology, Inc.†	21,057	831,120
Altair Engineering, Inc., Class A†	23,026	2,431,776
Amplitude, Inc., Class A†	30,766	318,120
Appian Corp., Class A†	16,223	614,041
Asana, Inc., Class A†	32,728	501,066
Asure Software, Inc.#†	9,541	93,406
AvePoint, Inc.†	51,115	902,180
AvidXchange Holdings, Inc.†	70,001	800,811
Bandwidth, Inc., Class A†	9,952	209,291
BigBear.ai Holdings, Inc.#†	40,922	93,711
BigCommerce Holdings, Inc., Series 1†	28,400	209,308
Blackbaud, Inc.†	16,626	1,395,586
BlackLine, Inc.†	23,247	1,441,546
Blend Labs, Inc., Class A†	92,995	475,204
Box, Inc., Class A†	56,724	1,990,445
Braze, Inc., Class A†	26,555	1,054,765
C3.ai, Inc., Class A†	34,069	1,266,685
Cerence, Inc.†	16,570	122,038
Clear Secure, Inc., Class A	35,361	915,143
Clearwater Analytics Holdings, Inc., Class A†	71,242	2,211,352
Climb Global Solutions, Inc.#	1,693	227,895
CommVault Systems, Inc.†	17,580	3,016,552
Consensus Cloud Solutions, Inc.†	7,260	181,137
CS Disco, Inc.#†	11,710	69,323
CSG Systems International, Inc.	11,922	653,445
Daily Journal Corp.#†	559	315,561
Definitive Healthcare Corp.†	21,476	101,581
Digi International, Inc.†	14,387	477,936
Digimarc Corp.#†	6,111	207,102

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Digital Turbine, Inc.#†	38,650	$ 55,656
DigitalOcean Holdings, Inc.#†	26,435	1,006,645
Domo, Inc., Class B†	13,620	127,483
Donnelley Financial Solutions, Inc.†	10,396	626,359
E2open Parent Holdings, Inc.†	82,417	250,548
eGain Corp.†	7,813	41,643
Enfusion, Inc., Class A†	19,719	196,007
EverCommerce, Inc.#†	8,596	104,441
Evolent Health, Inc., Class A#†	46,497	600,741
Fastly, Inc., Class A#†	51,896	440,078
Freshworks, Inc.†	83,286	1,331,743
GigaCloud Technology, Inc.#†	9,455	233,538
Golden Matrix Group, Inc.#†	8,139	18,882
Health Catalyst, Inc.†	23,531	207,779
I3 Verticals, Inc., Class A†	9,108	225,878
IBEX Holdings, Ltd.†	3,539	72,550
Ibotta, Inc., Class A#†	3,068	224,394
iLearningEngines Holdings, Inc.†	11,806	16,292
Immersion Corp.	12,184	108,925
Innodata, Inc.#†	10,894	447,526
Inspired Entertainment, Inc.#†	8,835	84,993
Intapp, Inc.#†	15,723	983,474
IonQ, Inc.†	79,908	2,916,642
Jamf Holding Corp.†	32,991	481,669
Kaltura, Inc.†	38,716	85,950
Life360, Inc.†	2,339	115,336
Logility Supply Chain Solutions, Inc.	12,658	133,289
Matterport, Inc.†	106,918	508,930
MeridianLink, Inc.†	10,863	253,651
N-able, Inc.†	28,776	300,421
Olo, Inc., Class A†	42,194	307,594
ON24, Inc.†	11,110	73,437
Outbrain, Inc.†	15,536	84,360
Pagaya Technologies, Ltd., Class A†	18,831	205,823
PagerDuty, Inc.†	37,053	787,006
PDF Solutions, Inc.†	12,536	396,138
Phreesia, Inc.†	22,289	468,738
Planet Labs PBC†	86,010	338,019
Playstudios, Inc.†	35,457	68,077
Porch Group, Inc.†	31,402	114,931
Privia Health Group, Inc.#†	41,091	882,635
Progress Software Corp.	17,119	1,171,111
PROS Holdings, Inc.#†	18,419	426,768
PubMatic, Inc., Class A†	16,842	268,630
Rackspace Technology, Inc.#†	26,925	72,159
Red Violet, Inc.†	4,444	163,539
ReposiTrak, Inc.#	4,721	108,489
Sapiens International Corp. NV	12,398	338,837
Schrodinger, Inc.†	22,396	505,478
SEMrush Holdings, Inc.†	14,610	198,696
Silvaco Group, Inc.†	2,440	20,130
Simulations Plus, Inc.#	6,396	203,201
SolarWinds Corp.#	21,920	292,632
SoundHound AI, Inc.†	117,773	1,096,467
Sprout Social, Inc., Class A†	19,896	637,070
SPS Commerce, Inc.†	14,988	2,893,733
Talkspace, Inc.†	49,515	169,341
Verint Systems, Inc.†	24,611	620,197
Vertex, Inc., Class A†	21,859	1,185,851
Viant Technology, Inc., Class A†	6,262	118,227
Vimeo, Inc.†	59,644	389,475
Waystar Holding Corp.†	17,385	536,849
Security Description	Shares or Principal Amount	Value

Software (continued)
Weave Communications, Inc.†	15,767	$ 215,535
WM Technology, Inc.†	34,031	40,497
Workiva, Inc.†	20,342	1,978,259
Yext, Inc.†	42,217	348,712
Zeta Global Holdings Corp., Class A†	71,988	1,533,344
Zuora, Inc., Class A†	56,220	558,265
		61,336,943
Telecommunications — 1.8%
A10 Networks, Inc.	28,553	486,829
ADTRAN Holdings, Inc.†	31,719	269,611
Anterix, Inc.†	4,107	142,513
Applied Digital Corp.†	47,360	478,336
AST SpaceMobile, Inc.#†	53,957	1,284,716
ATN International, Inc.	4,262	84,302
Aviat Networks, Inc.†	4,584	72,565
BlackSky Technology, Inc.†	5,435	63,481
Calix, Inc.†	23,678	770,245
Clearfield, Inc.†	4,863	148,808
CommScope Holding Co., Inc.†	85,019	405,541
Consolidated Communications Holdings, Inc.†	30,945	144,513
Credo Technology Group Holding, Ltd.†	51,862	2,539,163
DigitalBridge Group, Inc.	64,029	838,780
EchoStar Corp., Class A#†	49,032	1,240,019
Extreme Networks, Inc.†	50,599	839,943
Globalstar, Inc.#†	293,826	572,961
Gogo, Inc.#†	26,091	209,511
Harmonic, Inc.†	44,490	570,362
IDT Corp., Class B	6,211	320,736
Infinera Corp.#†	81,529	538,907
InterDigital, Inc.#	10,188	1,996,440
Lumen Technologies, Inc.†	407,690	2,992,444
NETGEAR, Inc.†	11,381	279,973
Ooma, Inc.†	9,947	147,216
Powerfleet, Inc.#†	38,055	267,907
Preformed Line Products Co.	980	133,300
Ribbon Communications, Inc.#†	36,870	144,162
Shenandoah Telecommunications Co.	19,618	261,508
Spok Holdings, Inc.	7,368	120,909
Telephone & Data Systems, Inc.	39,729	1,357,937
Viasat, Inc.#†	49,829	464,904
Viavi Solutions, Inc.†	88,688	881,559
		21,070,101
Textiles — 0.1%
UniFirst Corp.	6,065	1,218,277
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR(1)	4,989	0
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	12,585	147,874
JAKKS Pacific, Inc.†	3,217	93,711
		241,585
Transportation — 1.3%
Air Transport Services Group, Inc.†	20,642	453,298
ArcBest Corp.	9,483	1,093,200
Ardmore Shipping Corp.	16,700	186,372
Costamare, Inc.	17,296	228,307
Covenant Logistics Group, Inc.	3,259	189,283
CryoPort, Inc.#†	17,520	124,042
DHT Holdings, Inc.	54,368	512,147
Dorian LPG, Ltd.	14,644	358,339
FLEX LNG, Ltd.#	12,299	296,898

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Forward Air Corp.#	10,085	$ 370,019
Genco Shipping & Trading, Ltd.	16,990	269,631
Golden Ocean Group, Ltd.	49,012	490,120
Heartland Express, Inc.	18,782	239,846
Himalaya Shipping, Ltd.	11,980	74,396
Hub Group, Inc., Class A	24,588	1,269,724
International Seaways, Inc.	16,272	634,608
Marten Transport, Ltd.	23,393	406,570
Matson, Inc.	13,699	2,098,413
Nordic American Tankers, Ltd.#	82,101	220,031
PAMT Corp.†	2,404	45,604
Pangaea Logistics Solutions, Ltd.#	12,624	69,432
Proficient Auto Logistics, Inc.†	6,091	63,468
Radiant Logistics, Inc.†	14,307	107,016
RXO, Inc.†	54,642	1,647,456
Safe Bulkers, Inc.	24,325	94,138
Scorpio Tankers, Inc.	18,869	955,904
SFL Corp., Ltd.	47,965	504,592
Teekay Corp., Ltd.	23,042	170,050
Teekay Tankers, Ltd.	9,665	389,016
Universal Logistics Holdings, Inc.#	2,742	142,886
Werner Enterprises, Inc.	24,846	1,015,704
World Kinect Corp.	23,397	677,343
		15,397,853
Trucking & Leasing — 0.3%
GATX Corp.	14,376	2,359,964
Greenbrier Cos., Inc.	12,358	840,344
Willis Lease Finance Corp.#	1,149	250,563
		3,450,871
Water — 0.3%
American States Water Co.	15,015	1,280,930
California Water Service Group	23,314	1,193,444
Consolidated Water Co., Ltd.#	6,047	162,846
Global Water Resources, Inc.	4,658	62,417
Middlesex Water Co.#	7,114	465,504
SJW Group	13,252	738,401
York Water Co.	5,768	206,725
		4,110,267
Total Common Stocks (cost $862,607,876)		1,169,374,266
ESCROWS AND LITIGATION TRUSTS — 0.0%
Empire Resorts, Inc. #†(1) (cost $0)	1,967	0
WARRANTS — 0.0%
Chemicals — 0.0%
Danimer Scientific, Inc. Expires 07/15/2025†	10,806	454
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2025†	1,151	5,755
Nabors Industries, Ltd. Expires 06/11/2026#†	1,334	6,999
		12,754
Total Warrants (cost $0)		13,208
Security Description	Shares or Principal Amount	Value
RIGHTS — 0.0%
Internet — 0.0%
RumbleOn, Inc.† (cost $0)	6,467	$ 1,160
Total Long-Term Investment Securities (cost $862,607,876)		1,169,388,634
SHORT-TERM INVESTMENTS — 2.0%
Unaffiliated Investment Companies — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(2)(3)	19,540,366	19,540,366
U.S. Government — 0.4%
United States Treasury Bills
4.38%, 03/18/2025(4)	$ 4,200,000	4,145,958
Total Short-Term Investments (cost $23,685,677)		23,686,324
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 11/29/2024, to be repurchased 12/02/2024 in the amount of $11,937,673 and collateralized by $12,017,100 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $12,174,969 (cost $11,936,240)	11,936,240	11,936,240
TOTAL INVESTMENTS (cost $898,229,793)(5)	101.6%	1,205,011,198
Other assets less liabilities	(1.6)	(19,287,033)
NET ASSETS	100.0%	$1,185,724,165
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of November 30, 2024.
(3)	At November 30, 2024, the Fund had loaned securities with a total value of $92,322,958. This was secured by collateral of $19,540,366, which was received in cash and subsequently invested in short-term investments currently valued at $19,540,366 as reported in the Portfolio of Investments. Additional collateral of $75,146,938 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$354,346
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	4,749,930
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	349,182
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	1,038,993
Government National Mtg. Assoc.	5.50% to 6.00%	09/20/2053 to 07/20/2054	380,657
United States Treasury Bills	0.00%	12/05/2024 to 10/02/2025	1,012,479
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 08/15/2054	67,261,351
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 4 for cost of investments on a tax basis.
CVR—Contingent Value Rights

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
140	Long	E-Mini Russell 2000 Index	December 2024	$16,084,674	$17,112,201	$1,027,527
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$91,461,276	$—	$31,453	$91,492,729
Oil & Gas	30,226,246	—	0	30,226,246
Pharmaceuticals	30,775,093	—	465	30,775,558
Therapeutics	—	—	0	0
Other Industries	1,016,879,733	—	—	1,016,879,733
Escrows and Litigation Trusts	—	—	0	0
Warrants	13,208	—	—	13,208
Rights	1,160	—	—	1,160
Short-Term Investments:
U.S. Government	—	4,145,958	—	4,145,958
Other Short-Term Investments	19,540,366	—	—	19,540,366
Repurchase Agreements	—	11,936,240	—	11,936,240
Total Investments at Value	$1,188,897,082	$16,082,198	$31,918	$1,205,011,198
Other Financial Instruments:†
Futures Contracts	$1,027,527	$—	$—	$1,027,527
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Apparel — 1.1%
Levi Strauss & Co., Class A	47,113	$ 822,593
Steven Madden, Ltd.	35,502	1,618,181
		2,440,774
Auto Parts & Equipment — 1.2%
Douglas Dynamics, Inc.	77,223	1,999,303
Holley, Inc.†	225,613	640,741
		2,640,044
Banks — 11.1%
Associated Banc-Corp	74,817	1,996,866
Atlantic Union Bankshares Corp.	22,353	948,438
BOK Financial Corp.	7,093	843,145
First Hawaiian, Inc.	39,128	1,080,324
Hancock Whitney Corp.	60,970	3,620,398
Old National Bancorp	42,200	977,352
Renasant Corp.#	55,249	2,078,467
SouthState Corp.	33,567	3,715,531
UMB Financial Corp.	55,706	6,990,546
Webster Financial Corp.	40,547	2,504,994
		24,756,061
Beverages — 1.2%
Primo Brands Corp., Class A	92,518	2,638,613
Building Materials — 5.6%
Eagle Materials, Inc.	21,155	6,535,203
Griffon Corp.	9,775	824,032
Simpson Manufacturing Co., Inc.	7,794	1,468,390
UFP Industries, Inc.	26,050	3,540,195
		12,367,820
Chemicals — 9.8%
Avient Corp.	127,564	6,537,655
Ecovyst, Inc.#†	161,553	1,284,346
Innospec, Inc.	62,157	7,372,442
Mativ Holdings, Inc.	124,455	1,636,583
Minerals Technologies, Inc.	14,337	1,169,469
NewMarket Corp.	5,058	2,698,747
Quaker Chemical Corp.	7,223	1,139,067
		21,838,309
Coal — 0.2%
Arch Resources, Inc.	2,016	346,591
Commercial Services — 5.9%
API Group Corp.†	52,642	1,988,815
CBIZ, Inc.†	22,939	1,894,303
Custom Truck One Source, Inc.#†	143,747	859,607
Ennis, Inc.	49,619	1,058,373
Euronet Worldwide, Inc.†	13,375	1,406,114
Korn Ferry	42,498	3,329,293
Matthews International Corp., Class A	23,709	715,063
Viad Corp.†	43,952	1,965,534
		13,217,102
Computers — 2.5%
Diebold Nixdorf, Inc.†	23,212	1,072,859
Insight Enterprises, Inc.†	1,755	274,570
Kyndryl Holdings, Inc.†	71,731	2,489,783
Maximus, Inc.	22,317	1,662,616
		5,499,828
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 2.3%
Edgewell Personal Care Co.	19,132	$ 699,849
Perrigo Co. PLC	34,575	986,770
Prestige Consumer Healthcare, Inc.†	39,712	3,366,386
		5,053,005
Distribution/Wholesale — 0.4%
VSE Corp.#	7,468	875,698
Diversified Financial Services — 1.1%
Air Lease Corp.	27,759	1,412,933
GlassBridge Enterprises, Inc.#†	292	7,300
Marex Group PLC	28,660	839,165
Westwood Holdings Group, Inc.	18,724	295,839
		2,555,237
Electrical Components & Equipment — 2.0%
Belden, Inc.	30,500	3,733,200
Novanta, Inc.†	4,109	686,121
		4,419,321
Electronics — 1.8%
Atkore, Inc.	25,452	2,400,378
Atmus Filtration Technologies, Inc.	24,892	1,077,575
Knowles Corp.†	26,563	516,916
		3,994,869
Food — 5.2%
J&J Snack Foods Corp.	43,467	7,554,130
Nomad Foods, Ltd.	148,511	2,719,236
Tootsie Roll Industries, Inc.	35,975	1,190,773
		11,464,139
Gas — 0.4%
MDU Resources Group, Inc.	44,095	883,664
Hand/Machine Tools — 3.2%
Franklin Electric Co., Inc.	64,864	7,024,771
Healthcare-Products — 2.8%
Azenta, Inc.#†	27,296	1,261,348
CONMED Corp.#	6,681	494,661
Haemonetics Corp.†	19,600	1,714,412
Patterson Cos., Inc.#	71,304	1,532,323
Varex Imaging Corp.†	66,736	1,113,157
		6,115,901
Healthcare-Services — 0.2%
Ardent Health Partners LLC†	24,793	396,192
Household Products/Wares — 5.5%
ACCO Brands Corp.	191,879	1,116,736
Central Garden & Pet Co.#†	36,118	1,435,690
Central Garden & Pet Co., Class A†	64,396	2,175,941
Quanex Building Products Corp.	81,702	2,431,452
Spectrum Brands Holdings, Inc.	54,113	4,975,690
		12,135,509
Insurance — 5.9%
Abacus Life, Inc.†	44,585	364,705
CNO Financial Group, Inc.	16,154	644,545
Enstar Group, Ltd.†	6,566	2,131,980
Hanover Insurance Group, Inc.	23,784	3,924,598
ProAssurance Corp.†	39,905	667,211
Stewart Information Services Corp.#	52,953	3,976,241
White Mountains Insurance Group, Ltd.	731	1,469,303
		13,178,583

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 0.2%
Ziff Davis, Inc.†	8,556	$ 503,521
Investment Companies — 2.3%
Compass Diversified Holdings	136,448	3,233,818
MidCap Financial Investment Corp.#	63,573	900,829
New Mountain Finance Corp.#	90,715	1,083,137
		5,217,784
Lodging — 0.2%
Boyd Gaming Corp.	6,143	453,660
Machinery-Diversified — 3.7%
Alamo Group, Inc.	18,833	3,765,658
Columbus McKinnon Corp.	29,633	1,164,280
CSW Industrials, Inc.	2,556	1,079,629
Gates Industrial Corp. PLC†	100,973	2,237,562
		8,247,129
Media — 0.3%
DallasNews Corp.#	14,253	70,125
Thryv Holdings, Inc.†	35,937	568,523
		638,648
Metal Fabricate/Hardware — 4.9%
Hillman Solutions Corp.†	227,377	2,592,098
Janus International Group, Inc.#†	106,005	792,917
Mayville Engineering Co., Inc.†	61,763	1,040,707
Mueller Industries, Inc.	81,335	6,569,428
		10,995,150
Miscellaneous Manufacturing — 0.3%
Myers Industries, Inc.	66,191	767,816
Oil & Gas — 4.0%
Berry Corp.	85,843	350,239
Chord Energy Corp.	19,124	2,438,693
Magnolia Oil & Gas Corp., Class A	86,604	2,402,395
Northern Oil & Gas, Inc.	40,861	1,777,045
Patterson-UTI Energy, Inc.	170,901	1,435,568
SM Energy Co.#	10,725	484,663
		8,888,603
Oil & Gas Services — 0.6%
Forum Energy Technologies, Inc.†	10,077	153,674
Liberty Energy, Inc.	62,755	1,154,692
		1,308,366
Packaging & Containers — 4.1%
Berry Global Group, Inc.	25,988	1,879,192
Silgan Holdings, Inc.	78,560	4,519,557
TriMas Corp.#	99,273	2,622,793
		9,021,542
Pharmaceuticals — 0.3%
Premier, Inc., Class A#	28,199	645,757
REITS — 3.6%
AGNC Investment Corp.#	232,092	2,242,009
Agree Realty Corp.	19,204	1,474,867
Apollo Commercial Real Estate Finance, Inc.#	35,083	324,518
Elme Communities	67,460	1,142,772
New York Mtg. Trust, Inc.	121,833	748,055
Two Harbors Investment Corp.	168,931	1,984,939
		7,917,160
Security Description	Shares or Principal Amount	Value

Retail — 1.5%
Denny's Corp.†	185,574	$ 1,217,366
Dine Brands Global, Inc.	16,257	583,951
Five Below, Inc.†	3,932	364,496
Jack in the Box, Inc.#	23,462	1,146,119
		3,311,932
Semiconductors — 0.2%
Diodes, Inc.#†	6,341	412,165
Software — 1.1%
E2open Parent Holdings, Inc.†	115,854	352,196
Ingram Micro Holding Corp.†	27,144	646,570
Pagaya Technologies, Ltd., Class A†	18,476	201,943
Progress Software Corp.	16,784	1,148,193
Synchronoss Technologies, Inc.#†	20,645	203,973
		2,552,875
Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Transportation — 1.1%
Nordic American Tankers, Ltd.#	108,511	290,809
Werner Enterprises, Inc.	50,359	2,058,676
		2,349,485
Total Common Stocks (cost $177,105,285)		217,073,624
RIGHTS — 0.0%
Special Purpose Acquisition Company — 0.0%
Pershing Square SPARC Holdings, Ltd.†(1)(2) (cost $0)	15,102	0
Total Long-Term Investment Securities (cost $177,105,285)		217,073,624
SHORT-TERM INVESTMENTS — 3.4%
Unaffiliated Investment Companies — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(3)	4,757,742	4,757,742
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(3)(4)	2,867,122	2,867,122
Total Short-Term Investments (cost $7,624,864)		7,624,864
TOTAL INVESTMENTS (cost $184,730,149)(5)	101.2%	224,698,488
Other assets less liabilities	(1.2)	(2,763,880)
NET ASSETS	100.0%	$221,934,608
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Rights
Pershing Square SPARC Holdings, Ltd.	07/26/2022	15,102	$0	$0	$0.00	0.0%
(3)	The rate shown is the 7-day yield as of November 30, 2024.
(4)	At November 30, 2024, the Fund had loaned securities with a total value of $12,228,774. This was secured by collateral of $2,867,122, which was received in cash and subsequently invested in short-term investments currently valued at $2,867,122 as reported in the Portfolio of Investments. Additional collateral of $9,702,395 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$62,253
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	834,490
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	61,346
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	182,535
United States Treasury Bills	0.00%	01/09/2025 to 10/02/2025	110,562
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 08/15/2054	8,451,209
(5)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$2,547,937	$7,300	$—	$2,555,237
Special Purpose Acquisition Company	—	—	0	0
Other Industries	214,518,387	—	—	214,518,387
Rights	—	—	0	0
Short-Term Investments	7,624,864	—	—	7,624,864
Total Investments at Value	$224,691,188	$7,300	$0	$224,698,488
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Advertising — 0.2%
Stagwell, Inc.#†	72,719	$ 571,571
Aerospace/Defense — 0.1%
Archer Aviation, Inc., Class A†	12,090	115,701
Standardaero, Inc.†	12,629	361,947
		477,648
Agriculture — 0.8%
Andersons, Inc.	18,912	902,859
Dole PLC	95,272	1,435,749
Fresh Del Monte Produce, Inc.	19,927	672,536
Turning Point Brands, Inc.	1,157	71,619
		3,082,763
Airlines — 0.6%
JetBlue Airways Corp.#†	47,302	282,393
SkyWest, Inc.†	15,564	1,785,813
Sun Country Airlines Holdings, Inc.†	21,689	312,105
		2,380,311
Auto Manufacturers — 0.1%
Blue Bird Corp.†	11,420	464,223
Auto Parts & Equipment — 1.1%
Adient PLC†	34,273	659,070
American Axle & Manufacturing Holdings, Inc.†	56,051	370,497
Aurora Innovation, Inc.#†	53,080	343,428
Dana, Inc.	44,942	449,420
Goodyear Tire & Rubber Co.†	38,677	415,391
Phinia, Inc.	28,147	1,578,484
Titan International, Inc.#†	43,511	318,500
		4,134,790
Banks — 18.9%
1st Source Corp.	4,062	263,583
Amalgamated Financial Corp.	36,753	1,309,509
Amerant Bancorp, Inc.	7,977	198,388
Ameris Bancorp	39,797	2,796,933
Associated Banc-Corp	7,125	190,166
Atlantic Union Bankshares Corp.	9,029	383,100
Bancorp, Inc.†	32,208	1,881,913
Bank of N.T. Butterfield & Son, Ltd.	52,301	1,983,777
BankUnited, Inc.	28,251	1,188,520
Banner Corp.	25,510	1,902,791
Bridgewater Bancshares, Inc.†	4,571	68,108
Business First Bancshares, Inc.	28,804	820,914
Byline Bancorp, Inc.	40,493	1,272,290
Cadence Bank	11,158	426,124
Capital City Bank Group, Inc.	5,559	218,802
Central Pacific Financial Corp.	16,584	529,361
CNB Financial Corp.	9,360	261,238
Community Bank System, Inc.	4,945	342,342
Community Trust Bancorp, Inc.	5,205	306,991
ConnectOne Bancorp, Inc.#	65,906	1,812,415
CrossFirst Bankshares, Inc.†	10,195	176,475
Customers Bancorp, Inc.†	26,499	1,495,869
CVB Financial Corp.	15,467	362,237
Dime Community Bancshares, Inc.	9,068	325,360
Eastern Bankshares, Inc.	113,374	2,113,291
Enterprise Financial Services Corp.	40,330	2,443,595
Equity Bancshares, Inc., Class A	32,465	1,557,995
FB Financial Corp.	5,605	316,402
First BanCorp/Puerto Rico	98,171	2,030,176
First Bancshares, Inc.	34,279	1,273,122
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Commonwealth Financial Corp.	6,648	$ 125,182
First Financial Corp.	16,894	825,103
First Interstate BancSystem, Inc., Class A	7,350	257,030
First Merchants Corp.	32,130	1,405,688
First Mid Bancshares, Inc.	8,991	377,712
Glacier Bancorp, Inc.	6,840	395,968
Hancock Whitney Corp.	22,015	1,307,251
Hanmi Financial Corp.	41,602	1,100,373
Heartland Financial USA, Inc.	5,900	398,663
Heritage Commerce Corp.	118,340	1,256,771
Hilltop Holdings, Inc.	22,243	703,991
Home BancShares, Inc.	29,037	922,215
Hope Bancorp, Inc.	40,558	552,400
Independent Bank Corp.	13,376	968,289
Mercantile Bank Corp.	3,665	183,433
Merchants Bancorp	15,938	657,921
Metropolitan Bank Holding Corp.†	11,195	727,003
Mid Penn Bancorp, Inc.	3,648	116,918
Midland States Bancorp, Inc.	6,057	162,630
MVB Financial Corp.	2,685	57,942
National Bank Holdings Corp., Class A	5,508	262,952
Nicolet Bankshares, Inc.	1,011	112,625
OFG Bancorp	40,900	1,857,678
Old National Bancorp	163,248	3,780,824
Old Second Bancorp, Inc.	81,203	1,510,376
Orrstown Financial Services, Inc.	4,522	178,619
Pathward Financial, Inc.	37,676	3,160,263
Peapack-Gladstone Financial Corp.	12,238	442,281
Pinnacle Financial Partners, Inc.	9,877	1,255,466
Preferred Bank	9,755	920,189
Premier Financial Corp.	25,459	705,469
QCR Holdings, Inc.	28,209	2,598,331
Seacoast Banking Corp. of Florida	21,380	640,545
Sierra Bancorp	5,394	169,749
South Plains Financial, Inc.	15,541	604,390
Southside Bancshares, Inc.	17,035	598,269
SouthState Corp.	12,823	1,419,378
Texas Capital Bancshares, Inc.†	4,063	359,372
Towne Bank	16,844	616,996
TriCo Bancshares	12,158	587,718
Trustmark Corp.	5,904	230,905
UMB Financial Corp.	11,318	1,420,296
United Bankshares, Inc.	17,617	744,671
United Community Banks, Inc.	13,262	448,388
Unity Bancorp, Inc.	8,486	385,264
Veritex Holdings, Inc.	41,011	1,247,145
WesBanco, Inc.	8,990	317,707
Wintrust Financial Corp.	10,444	1,441,376
		70,771,512
Beverages — 0.2%
Primo Brands Corp., Class A	27,414	781,847
Biotechnology — 3.4%
Akero Therapeutics, Inc.†	20,521	658,724
ANI Pharmaceuticals, Inc.†	14,294	818,046
Aurinia Pharmaceuticals, Inc.†	45,151	400,038
Avidity Biosciences, Inc.†	6,980	300,349
Beam Therapeutics, Inc.#†	34,184	935,616
BioAge Labs, Inc.†	28,272	531,514
Biohaven, Ltd.†	1,103	50,749
Cytek Biosciences, Inc.†	60,312	393,837
Cytokinetics, Inc.†	14,108	731,641
Denali Therapeutics, Inc.†	11,120	278,000

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Erasca, Inc.†	229,388	$ 656,050
Intellia Therapeutics, Inc.†	22,079	344,874
iTeos Therapeutics, Inc.†	85,234	728,751
Prothena Corp. PLC#†	45,679	740,456
Relay Therapeutics, Inc.†	75,977	357,092
Syndax Pharmaceuticals, Inc.†	35,189	588,360
Tenaya Therapeutics, Inc.#†	63,258	225,831
Travere Therapeutics, Inc.†	47,295	889,619
Veracyte, Inc.†	30,626	1,315,387
Verve Therapeutics, Inc.†	16,082	90,220
Vir Biotechnology, Inc.†	70,392	560,320
Viridian Therapeutics, Inc.†	41,743	899,562
Zentalis Pharmaceuticals, Inc.†	52,174	188,348
		12,683,384
Building Materials — 2.8%
Boise Cascade Co.	10,426	1,538,878
Gibraltar Industries, Inc.†	1,516	109,819
Griffon Corp.	32,911	2,774,397
Masterbrand, Inc.†	8,452	146,220
Modine Manufacturing Co.†	16,231	2,204,007
Summit Materials, Inc., Class A†	27,889	1,420,666
UFP Industries, Inc.	18,089	2,458,295
		10,652,282
Chemicals — 1.3%
AdvanSix, Inc.	2,241	72,765
Avient Corp.	18,555	950,944
Ecovyst, Inc.#†	12,354	98,214
H.B. Fuller Co.	18,285	1,405,934
Innospec, Inc.	9,103	1,079,707
Mativ Holdings, Inc.	2,318	30,482
Minerals Technologies, Inc.	3,833	312,658
Perimeter Solutions, Inc.†	20,357	260,569
Tronox Holdings PLC	38,935	471,113
		4,682,386
Coal — 1.0%
Arch Resources, Inc.	5,301	911,348
CONSOL Energy, Inc.#	4,306	562,794
Peabody Energy Corp.#	29,450	702,383
SunCoke Energy, Inc.	26,650	332,059
Warrior Met Coal, Inc.#	17,975	1,264,002
		3,772,586
Commercial Services — 4.8%
ABM Industries, Inc.	44,945	2,569,506
Adtalem Global Education, Inc.†	19,943	1,822,990
API Group Corp.†	35,818	1,353,204
Barrett Business Services, Inc.	31,412	1,347,889
CoreCivic, Inc.†	35,559	794,032
GEO Group, Inc.†	41,369	1,179,430
Healthcare Services Group, Inc.†	53,399	658,944
Heidrick & Struggles International, Inc.	8,753	403,863
John Wiley & Sons, Inc., Class A	22,222	1,159,544
KinderCare Learning Cos., Inc.†	51,288	1,220,142
Korn Ferry	23,343	1,828,691
Laureate Education, Inc.†	28,485	541,215
LiveRamp Holdings, Inc.†	44,928	1,364,014
Marqeta, Inc., Class A†	127,439	494,463
Monro, Inc.	9,952	279,850
Perdoceo Education Corp.	22,015	604,312
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
StoneCo., Ltd., Class A#†	26,551	$ 251,703
Stride, Inc.†	1,735	185,419
		18,059,211
Computers — 1.5%
ASGN, Inc.†	7,599	695,688
D-Wave Quantum, Inc.†	272,235	822,150
Integral Ad Science Holding Corp.†	6,727	75,208
OneSpan, Inc.†	42,519	770,444
Rigetti Computing, Inc.†	479,256	1,461,731
Unisys Corp.†	103,115	822,858
V2X, Inc.†	13,282	800,240
		5,448,319
Cosmetics/Personal Care — 0.5%
Edgewell Personal Care Co.	15,794	577,745
Honest Co., Inc.†	76,824	636,871
Prestige Consumer Healthcare, Inc.†	8,464	717,493
		1,932,109
Distribution/Wholesale — 2.1%
G-III Apparel Group, Ltd.†	8,739	258,937
Hudson Technologies, Inc.†	19,709	117,071
MRC Global, Inc.†	46,120	644,296
Resideo Technologies, Inc.†	60,054	1,632,268
Rush Enterprises, Inc., Class A	44,097	2,731,809
ScanSource, Inc.†	20,848	1,050,948
WESCO International, Inc.	7,319	1,548,481
		7,983,810
Diversified Financial Services — 4.1%
BGC Group, Inc., Class A	56,211	547,495
Enact Holdings, Inc.	47,980	1,689,376
Enova International, Inc.†	29,426	3,104,737
LendingClub Corp.†	60,688	1,009,848
Mr. Cooper Group, Inc.†	29,965	2,956,647
PennyMac Financial Services, Inc.	4,537	486,049
Piper Sandler Cos.	671	230,146
PRA Group, Inc.†	12,080	256,096
Radian Group, Inc.	52,774	1,888,781
StoneX Group, Inc.†	8,117	842,220
Victory Capital Holdings, Inc., Class A	13,292	923,528
Virtus Investment Partners, Inc.	5,184	1,280,293
		15,215,216
Electric — 2.7%
Avista Corp.	4,816	186,331
Black Hills Corp.	15,997	1,024,928
Clearway Energy, Inc., Class A	22,336	621,164
Clearway Energy, Inc., Class C	4,797	141,464
IDACORP, Inc.	14,845	1,758,687
Northwestern Energy Group, Inc.	8,831	487,824
Portland General Electric Co.	49,565	2,375,155
TXNM Energy, Inc.	31,890	1,564,205
Unitil Corp.	31,809	1,909,176
		10,068,934
Electronics — 2.4%
Bel Fuse, Inc.	8,310	803,245
Benchmark Electronics, Inc.	47,107	2,284,218
Knowles Corp.†	104,260	2,028,899
Plexus Corp.†	5,189	853,072
Sanmina Corp.†	19,306	1,533,089
TTM Technologies, Inc.†	36,023	878,241

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Turtle Beach Corp.†	9,760	$ 168,946
Vishay Intertechnology, Inc.	31,706	605,585
		9,155,295
Energy-Alternate Sources — 0.1%
REX American Resources Corp.†	2,807	121,571
Sunnova Energy International, Inc.#†	25,007	138,539
Sunrun, Inc.#†	22,927	264,348
		524,458
Engineering & Construction — 3.0%
Arcosa, Inc.	22,969	2,495,352
Comfort Systems USA, Inc.	1,298	640,265
Fluor Corp.†	22,866	1,283,469
MYR Group, Inc.†	9,659	1,525,156
Primoris Services Corp.	40,502	3,390,422
Tutor Perini Corp.†	65,468	1,779,420
		11,114,084
Entertainment — 0.1%
Bally's Corp.†	1,773	31,435
Cinemark Holdings, Inc.†	5,908	203,944
		235,379
Food — 0.7%
Cal-Maine Foods, Inc.	11,732	1,145,161
Sprouts Farmers Market, Inc.†	6,428	992,997
Utz Brands, Inc.	26,421	459,990
		2,598,148
Gas — 1.7%
Chesapeake Utilities Corp.	6,043	796,165
New Jersey Resources Corp.	22,199	1,145,025
Northwest Natural Holding Co.	17,681	774,781
ONE Gas, Inc.#	22,132	1,725,632
Southwest Gas Holdings, Inc.	15,167	1,185,453
Spire, Inc.	9,611	703,429
		6,330,485
Healthcare-Products — 1.6%
Adaptive Biotechnologies Corp.†	94,159	559,304
Alphatec Holdings, Inc.†	68,517	718,058
Embecta Corp.#	12,343	257,105
ICU Medical, Inc.†	10,605	1,738,796
Inari Medical, Inc.†	8,162	423,771
Inmode, Ltd.#†	58,515	1,142,798
Omnicell, Inc.†	23,581	1,098,639
OraSure Technologies, Inc.†	62,103	235,991
		6,174,462
Healthcare-Services — 0.9%
Addus HomeCare Corp.†	12,936	1,589,058
Blade Air Mobility, Inc.#†	27,968	132,569
Oscar Health, Inc., Class A†	14,511	251,476
Pediatrix Medical Group, Inc. †	97,768	1,462,609
		3,435,712
Home Builders — 2.7%
Century Communities, Inc.	8,330	752,699
Champion Homes, Inc.†	3,612	374,673
Green Brick Partners, Inc.†	9,943	710,527
Hovnanian Enterprises, Inc., Class A†	1,327	260,902
KB Home	18,550	1,534,827
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
Landsea Homes Corp.†	6,975	$ 79,724
LGI Homes, Inc.†	1,417	155,147
M/I Homes, Inc.†	8,629	1,424,044
Meritage Homes Corp.	10,677	2,040,054
Taylor Morrison Home Corp.†	23,930	1,767,709
Tri Pointe Homes, Inc.†	23,325	1,015,337
		10,115,643
Home Furnishings — 0.5%
Daktronics, Inc.†	77,986	1,200,984
Xperi, Inc.†	50,248	475,849
		1,676,833
Household Products/Wares — 0.2%
ACCO Brands Corp.	24,430	142,182
Helen of Troy, Ltd.#†	3,021	221,530
Quanex Building Products Corp.	12,217	363,578
		727,290
Insurance — 2.7%
CNO Financial Group, Inc.	58,819	2,346,878
Essent Group, Ltd.	44,843	2,591,028
Genworth Financial, Inc.,†	57,747	450,427
Hamilton Insurance Group, Ltd., Class B†	32,907	627,866
Jackson Financial, Inc., Class A	18,910	1,894,593
NMI Holdings, Inc., Class A†	37,722	1,508,503
RLI Corp.	3,265	574,313
Selective Insurance Group, Inc.	2,183	222,862
		10,216,470
Internet — 0.7%
BARK, Inc.#†	63,197	136,506
Beyond, Inc.#†	23,310	146,620
Lands' End, Inc.#†	17,095	272,665
Magnite, Inc.†	69,123	1,160,575
Open Lending Corp.#†	26,406	168,470
QuinStreet, Inc.†	14,979	341,222
Shutterstock, Inc.#	4,485	142,085
Solo Brands, Inc., Class A#†	54,692	67,818
Vivid Seats, Inc., Class A#†	81,942	293,352
		2,729,313
Investment Companies — 1.3%
Cipher Mining, Inc.#†	140,108	938,723
Core Scientific, Inc.†	18,306	327,311
Hut 8 Corp.†	19,953	559,083
MARA Holdings, Inc.†	15,480	424,462
Riot Platforms, Inc.#†	204,829	2,591,087
		4,840,666
Iron/Steel — 1.0%
Carpenter Technology Corp.	2,932	568,925
Commercial Metals Co.	49,695	3,065,685
		3,634,610
Leisure Time — 0.7%
Life Time Group Holdings, Inc.†	32,934	799,308
Lindblad Expeditions Holdings, Inc.†	22,814	302,514
Peloton Interactive, Inc., Class A#†	92,458	956,016
Topgolf Callaway Brands Corp.†	52,779	444,399
		2,502,237
Machinery-Construction & Mining — 0.2%
Terex Corp.	16,389	897,953

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified — 0.7%
DXP Enterprises, Inc.†	9,779	$ 716,507
Ichor Holdings, Ltd.†	56,697	1,857,394
		2,573,901
Media — 0.5%
AMC Networks, Inc., Class A†	9,835	92,646
Gray Television, Inc.	35,701	152,443
Liberty Latin America, Ltd., Class C#†	207,215	1,431,856
Scholastic Corp.	6,771	178,619
		1,855,564
Metal Fabricate/Hardware — 0.8%
Hillman Solutions Corp.†	85,115	970,311
Mueller Industries, Inc.	26,594	2,147,997
		3,118,308
Mining — 0.5%
Coeur Mining, Inc.†	49,341	318,743
Constellium SE†	22,064	270,505
Hecla Mining Co.	172,036	949,639
Uranium Energy Corp.†	58,524	486,334
		2,025,221
Oil & Gas — 4.3%
California Resources Corp.	13,167	778,960
Chord Energy Corp.	3,938	502,174
CNX Resources Corp.†	9,320	377,646
CVR Energy, Inc.#	19,502	377,364
Gulfport Energy Corp.†	11,416	2,006,933
Helmerich & Payne, Inc.	18,607	644,360
Magnolia Oil & Gas Corp., Class A	12,692	352,076
Matador Resources Co.	28,290	1,697,683
Murphy Oil Corp.	43,574	1,414,848
Noble Corp. PLC	18,480	618,526
Ovintiv, Inc.	19,676	893,684
Par Pacific Holdings, Inc.†	7,274	126,786
Patterson-UTI Energy, Inc.	120,900	1,015,560
PBF Energy, Inc., Class A	18,508	582,817
Permian Resources Corp.	83,328	1,304,916
SM Energy Co.#	55,491	2,507,638
Valaris, Ltd.†	18,418	850,727
		16,052,698
Oil & Gas Services — 1.4%
DNOW, Inc.†	99,561	1,498,393
Expro Group Holdings NV†	23,567	327,346
Helix Energy Solutions Group, Inc.†	16,934	181,024
Liberty Energy, Inc.	108,777	2,001,497
Select Water Solutions, Inc.	84,005	1,240,754
		5,249,014
Packaging & Containers — 0.2%
Greif, Inc., Class A	8,304	589,833
O-I Glass, Inc.†	21,588	272,009
		861,842
Pharmaceuticals — 1.1%
ACELYRIN, Inc.†	96,353	438,406
Amneal Pharmaceuticals, Inc.†	101,057	835,741
BellRing Brands, Inc.†	8,741	685,819
Enanta Pharmaceuticals, Inc.†	21,568	185,485
Neurogene, Inc.#†	15,371	390,885
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Option Care Health, Inc.†	24,953	$ 593,881
Pacira BioSciences, Inc.†	54,783	926,381
		4,056,598
Real Estate — 0.6%
Anywhere Real Estate, Inc.†	27,587	135,176
Cushman & Wakefield PLC†	87,472	1,338,322
Newmark Group, Inc., Class A	44,616	690,656
		2,164,154
REITS — 11.0%
Agree Realty Corp.#	8,767	673,306
Alexander & Baldwin, Inc.	18,798	369,945
American Assets Trust, Inc.	18,755	533,392
American Healthcare REIT, Inc.	39,849	1,187,899
Apple Hospitality REIT, Inc.	58,039	935,008
Armada Hoffler Properties, Inc.	17,322	191,408
Brandywine Realty Trust	80,843	452,721
BrightSpire Capital, Inc.	58,301	369,628
Broadstone Net Lease, Inc.	94,522	1,655,080
CareTrust REIT, Inc.	25,478	758,990
City Office REIT, Inc.	19,490	113,042
Community Healthcare Trust, Inc.	8,394	158,647
COPT Defense Properties	79,762	2,628,158
Curbline Properties Corp.†	17,182	416,835
DiamondRock Hospitality Co.	70,602	655,187
Dynex Capital, Inc.#	14,730	184,861
Empire State Realty Trust, Inc., Class A	79,100	866,936
Essential Properties Realty Trust, Inc.	51,097	1,742,408
First Industrial Realty Trust, Inc.	6,378	340,904
Independence Realty Trust, Inc.	65,276	1,425,628
Innovative Industrial Properties, Inc.	7,296	795,410
InvenTrust Properties Corp.	27,349	846,999
Kimco Realty Corp.	12,852	328,626
Kite Realty Group Trust	76,122	2,098,684
KKR Real Estate Finance Trust, Inc.	25,161	292,622
Ladder Capital Corp.	165,254	1,959,912
LXP Industrial Trust	198,843	1,859,182
Macerich Co.	38,534	817,306
MFA Financial, Inc.	26,800	297,748
Outfront Media, Inc.	20,081	385,756
Paramount Group, Inc.	46,970	228,274
Phillips Edison & Co., Inc.	71,693	2,831,873
Piedmont Office Realty Trust, Inc., Class A	83,626	796,120
Plymouth Industrial REIT, Inc.	39,536	740,905
PotlatchDeltic Corp.	50,039	2,243,749
Redwood Trust, Inc.	29,619	212,072
Retail Opportunity Investments Corp.	71,954	1,252,000
Ryman Hospitality Properties, Inc.	11,823	1,386,128
Sabra Health Care REIT, Inc.	106,925	2,002,705
SITE Centers Corp.	3,591	55,732
SL Green Realty Corp.	21,748	1,700,476
Terreno Realty Corp.	5,594	339,164
TPG RE Finance Trust, Inc.	57,197	522,209
UMH Properties, Inc.	11,749	225,581
Veris Residential, Inc.	19,902	363,211
Xenia Hotels & Resorts, Inc.	56,138	863,402
		41,105,829
Retail — 3.3%
Abercrombie & Fitch Co., Class A†	5,574	834,372
Academy Sports & Outdoors, Inc.#	3,400	167,450
American Eagle Outfitters, Inc.	4,976	95,738
Asbury Automotive Group, Inc.†	8,877	2,306,511

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Beacon Roofing Supply, Inc.†	4,213	$ 476,153
BlueLinx Holdings, Inc.†	4,235	532,340
Brinker International, Inc.†	1,133	149,862
Caleres, Inc.	23,466	729,089
El Pollo Loco Holdings, Inc.†	30,858	392,514
EVgo, Inc.†	43,933	286,004
Foot Locker, Inc.†	11,807	296,946
Genesco, Inc.†	11,788	395,959
GMS, Inc.†	4,264	427,892
Group 1 Automotive, Inc.	6,474	2,756,629
National Vision Holdings, Inc.†	36,287	439,073
Petco Health & Wellness Co., Inc.†	78,242	334,093
Shoe Carnival, Inc.	5,461	184,363
Signet Jewelers, Ltd.#	5,994	600,599
Sweetgreen, Inc., Class A†	7,647	313,374
Victoria's Secret & Co.†	20,305	788,646
		12,507,607
Savings & Loans — 1.8%
Axos Financial, Inc.†	17,794	1,474,233
Banc of California, Inc.	93,346	1,608,352
Brookline Bancorp, Inc.	20,856	262,577
Capitol Federal Financial, Inc.	53,706	358,756
HomeTrust Bancshares, Inc.	9,055	335,850
OceanFirst Financial Corp.	75,017	1,551,351
Southern Missouri Bancorp, Inc.	4,244	278,619
WaFd, Inc.	7,036	257,377
WSFS Financial Corp.	11,161	669,883
		6,796,998
Semiconductors — 0.1%
Vishay Precision Group, Inc.†	21,799	500,723
Software — 1.0%
Adeia, Inc.	63,552	770,250
Consensus Cloud Solutions, Inc.†	15,715	392,089
Digi International, Inc.†	35,727	1,186,851
Health Catalyst, Inc.†	46,680	412,184
ON24, Inc.†	70,990	469,244
Verint Systems, Inc.†	25,298	637,510
		3,868,128
Telecommunications — 1.7%
AST SpaceMobile, Inc.#†	25,380	604,298
ATN International, Inc.	3,467	68,577
EchoStar Corp., Class A#†	15,000	379,350
Extreme Networks, Inc.†	61,299	1,017,563
Gogo, Inc.#†	56,222	451,463
Lumen Technologies, Inc.†	202,517	1,486,475
NETGEAR, Inc.†	49,624	1,220,750
Ooma, Inc.†	25,009	370,133
Spok Holdings, Inc.	14,723	241,605
Telephone & Data Systems, Inc.	11,695	399,735
		6,239,949
Toys/Games/Hobbies — 0.2%
Funko, Inc., Class A†	62,224	731,132
Transportation — 1.8%
ArcBest Corp.	9,070	1,045,590
Costamare, Inc.	25,028	330,370
Security Description	Shares or Principal Amount	Value

Transportation (continued)
International Seaways, Inc.	21,721	$ 847,119
Matson, Inc.	15,399	2,358,819
Radiant Logistics, Inc.†	51,257	383,402
Safe Bulkers, Inc.	43,842	169,669
Scorpio Tankers, Inc.	5,353	271,183
Teekay Tankers, Ltd.	13,830	556,657
World Kinect Corp.	25,852	748,415
		6,711,224
Water — 0.3%
American States Water Co.	6,469	551,870
Consolidated Water Co., Ltd.	18,328	493,573
		1,045,443
Total Long-Term Investment Securities (cost $299,783,710)		367,536,273
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(1)(2) (cost $1,547,919)	1,547,919	1,547,919
REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 11/29/2024, to be repurchased 12/02/2024 in the amount of $6,625,915 and collateralized by $7,078,800 of United States Treasury Notes, bearing interest at 0.50% due 02/28/2026 and having an approximate value of $6,757,810 (cost $6,625,120)	$6,625,120	6,625,120
TOTAL INVESTMENTS (cost $307,956,749)(3)	100.2%	375,709,312
Other assets less liabilities	(0.2)	(799,423)
NET ASSETS	100.0%	$374,909,889
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2024.
(2)	At November 30, 2024, the Fund had loaned securities with a total value of $13,569,703. This was secured by collateral of $1,547,919, which was received in cash and subsequently invested in short-term investments currently valued at $1,547,919 as reported in the Portfolio of Investments. Additional collateral of $12,372,409 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$54,208
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	726,638
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	53,417
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	158,944
United States Treasury Bills	0.00%	01/09/2025 to 10/02/2025	194,896
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 08/15/2054	11,184,306
(3)	See Note 4 for cost of investments on a tax basis.

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
59	Long	E-Mini Russell 2000 Index	December 2024	$6,812,096	$7,211,570	$399,474
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$367,536,273	$—	$—	$367,536,273
Short-Term Investments	1,547,919	—	—	1,547,919
Repurchase Agreements	—	6,625,120	—	6,625,120
Total Investments at Value	$369,084,192	$6,625,120	$—	$375,709,312
Other Financial Instruments:†
Futures Contracts	$399,474	$—	$—	$399,474
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	51,281	$ 1,579,967
Omnicom Group, Inc.	26,713	2,800,057
		4,380,024
Aerospace/Defense — 1.7%
Boeing Co.†	99,765	15,507,472
General Dynamics Corp.	35,209	9,999,708
General Electric Co.	148,045	26,967,877
Howmet Aerospace, Inc.	55,726	6,596,844
L3Harris Technologies, Inc.	25,901	6,378,121
Lockheed Martin Corp.	28,964	15,333,831
Northrop Grumman Corp.	18,769	9,190,241
RTX Corp.	181,623	22,127,130
TransDigm Group, Inc.	7,661	9,599,003
		121,700,227
Agriculture — 0.7%
Altria Group, Inc.	232,957	13,450,937
Archer-Daniels-Midland Co.	65,282	3,564,397
Bunge Global SA	19,341	1,735,662
Philip Morris International, Inc.	212,283	28,246,376
		46,997,372
Airlines — 0.2%
Delta Air Lines, Inc.	87,552	5,587,568
Southwest Airlines Co.	81,805	2,647,210
United Airlines Holdings, Inc.†	44,896	4,347,280
		12,582,058
Apparel — 0.3%
Deckers Outdoor Corp.†	20,817	4,079,299
NIKE, Inc., Class B	164,040	12,921,431
Ralph Lauren Corp.	5,469	1,265,527
Tapestry, Inc.	31,433	1,957,647
		20,223,904
Auto Manufacturers — 2.3%
Cummins, Inc.	18,712	7,017,748
Ford Motor Co.	533,082	5,933,203
General Motors Co.	153,454	8,530,508
PACCAR, Inc.	71,574	8,374,158
Tesla, Inc.†	378,827	130,755,927
		160,611,544
Auto Parts & Equipment — 0.0%
Aptiv PLC†	36,285	2,014,906
BorgWarner, Inc.	31,098	1,067,283
		3,082,189
Banks — 4.4%
Bank of America Corp.	921,716	43,790,727
Bank of New York Mellon Corp.	100,756	8,248,894
Citigroup, Inc.	260,479	18,460,147
Citizens Financial Group, Inc.	61,208	2,946,553
Fifth Third Bancorp	92,406	4,441,032
Goldman Sachs Group, Inc.	43,117	26,239,713
Huntington Bancshares, Inc.	198,306	3,571,491
JPMorgan Chase & Co.	388,461	97,006,481
KeyCorp	126,719	2,468,486
M&T Bank Corp.	22,801	5,015,992
Morgan Stanley	170,088	22,385,281
Northern Trust Corp.	27,530	3,060,235
PNC Financial Services Group, Inc.	54,272	11,653,284
Security Description	Shares or Principal Amount	Value

Banks (continued)
Regions Financial Corp.	124,946	$ 3,406,028
State Street Corp.	40,772	4,016,450
Truist Financial Corp.	182,838	8,717,716
US Bancorp	213,056	11,353,754
Wells Fargo & Co.	464,730	35,398,484
		312,180,748
Beverages — 1.2%
Brown-Forman Corp., Class B	25,030	1,053,263
Coca-Cola Co.	529,598	33,936,640
Constellation Brands, Inc., Class A	21,393	5,154,643
Keurig Dr Pepper, Inc.	153,717	5,018,860
Molson Coors Beverage Co., Class B	23,987	1,488,633
Monster Beverage Corp.†	96,293	5,308,633
PepsiCo, Inc.	187,539	30,653,250
		82,613,922
Biotechnology — 1.1%
Amgen, Inc.	73,364	20,752,475
Biogen, Inc.†	19,887	3,194,449
Corteva, Inc.	94,516	5,882,676
Gilead Sciences, Inc.	169,983	15,737,026
Incyte Corp.†	21,826	1,628,001
Moderna, Inc.†	46,185	1,988,726
Regeneron Pharmaceuticals, Inc.†	14,489	10,869,938
Vertex Pharmaceuticals, Inc.†	35,239	16,496,433
		76,549,724
Building Materials — 0.7%
Builders FirstSource, Inc.†	15,900	2,964,873
Carrier Global Corp.	114,629	8,868,846
Johnson Controls International PLC	91,207	7,648,619
Martin Marietta Materials, Inc.	8,345	5,007,000
Masco Corp.	29,799	2,400,607
Mohawk Industries, Inc.†	7,152	992,912
Trane Technologies PLC	30,812	12,824,571
Vulcan Materials Co.	18,031	5,195,272
		45,902,700
Chemicals — 1.3%
Air Products & Chemicals, Inc.	30,353	10,147,918
Albemarle Corp.#	16,048	1,728,369
Celanese Corp.	14,919	1,092,220
CF Industries Holdings, Inc.	24,633	2,208,595
Dow, Inc.	95,699	4,230,853
DuPont de Nemours, Inc.	57,002	4,764,797
Eastman Chemical Co.	15,961	1,671,436
Ecolab, Inc.	34,575	8,601,223
FMC Corp.	17,043	1,007,071
International Flavors & Fragrances, Inc.	34,906	3,189,012
Linde PLC	65,634	30,256,618
LyondellBasell Industries NV, Class A	35,508	2,959,237
Mosaic Co.	43,505	1,151,142
PPG Industries, Inc.	31,853	3,961,558
Sherwin-Williams Co.	31,686	12,592,016
		89,562,065
Commercial Services — 1.6%
Automatic Data Processing, Inc.	55,678	17,089,249
Cintas Corp.	46,778	10,562,005
Corpay, Inc.†	9,480	3,613,586
Equifax, Inc.	16,894	4,418,795
Global Payments, Inc.	34,739	4,132,551
MarketAxess Holdings, Inc.	5,154	1,333,288

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Moody's Corp.	21,382	$ 10,690,572
PayPal Holdings, Inc.†	139,582	12,111,530
Quanta Services, Inc.	20,115	6,930,020
Rollins, Inc.	38,353	1,930,307
S&P Global, Inc.	43,718	22,843,092
United Rentals, Inc.	9,091	7,872,806
Verisk Analytics, Inc.	19,446	5,721,208
		109,249,009
Computers — 8.7%
Accenture PLC, Class A	85,523	30,990,970
Amentum Holdings Inc†	17,096	416,288
Apple, Inc.	2,075,878	492,668,126
Cognizant Technology Solutions Corp., Class A	67,674	5,447,080
Crowdstrike Holdings, Inc., Class A†	31,523	10,906,012
Dell Technologies, Inc., Class C	39,277	5,011,352
EPAM Systems, Inc.†	7,773	1,895,990
Fortinet, Inc.†	86,681	8,239,029
Gartner, Inc.†	10,521	5,449,142
Hewlett Packard Enterprise Co.	177,449	3,765,468
HP, Inc.	133,607	4,733,696
International Business Machines Corp.	125,768	28,600,901
Leidos Holdings, Inc.	18,393	3,042,202
NetApp, Inc.	28,066	3,442,014
Seagate Technology Holdings PLC	28,670	2,905,131
Super Micro Computer, Inc.†	68,755	2,244,163
Western Digital Corp.†	44,582	3,254,040
		613,011,604
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	111,560	10,780,042
Estee Lauder Cos., Inc., Class A	31,816	2,294,570
Kenvue, Inc.	261,485	6,296,559
Procter & Gamble Co.	321,407	57,615,419
		76,986,590
Distribution/Wholesale — 0.4%
Copart, Inc.†	119,561	7,578,972
Fastenal Co.	78,185	6,533,139
LKQ Corp.	35,943	1,412,200
Pool Corp.	5,223	1,969,541
WW Grainger, Inc.	6,067	7,312,798
		24,806,650
Diversified Financial Services — 3.7%
American Express Co.	76,681	23,363,167
Ameriprise Financial, Inc.	13,406	7,694,642
Blackrock, Inc.	19,011	19,444,451
Capital One Financial Corp.	52,137	10,010,825
Cboe Global Markets, Inc.	14,286	3,083,633
Charles Schwab Corp.	203,967	16,880,309
CME Group, Inc.	49,165	11,701,270
Discover Financial Services	34,280	6,253,700
Franklin Resources, Inc.	42,130	958,879
Intercontinental Exchange, Inc.	78,390	12,617,655
Invesco, Ltd.	61,440	1,111,450
Mastercard, Inc., Class A	112,646	60,033,559
Nasdaq, Inc.	56,499	4,688,852
Raymond James Financial, Inc.	25,307	4,283,969
Synchrony Financial	53,962	3,643,514
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	30,392	$ 3,763,745
Visa, Inc., Class A	228,072	71,860,926
		261,394,546
Electric — 2.3%
AES Corp.	97,066	1,265,741
Alliant Energy Corp.	35,021	2,213,327
Ameren Corp.	36,430	3,438,628
American Electric Power Co., Inc.	72,653	7,255,128
CenterPoint Energy, Inc.	88,982	2,902,593
CMS Energy Corp.	40,787	2,843,262
Consolidated Edison, Inc.	47,218	4,749,659
Constellation Energy Corp.	42,692	10,953,059
Dominion Energy, Inc.	114,543	6,729,401
DTE Energy Co.	28,265	3,555,172
Duke Energy Corp.	105,404	12,337,538
Edison International	52,726	4,626,706
Entergy Corp.	29,192	4,558,915
Evergy, Inc.	31,397	2,029,188
Eversource Energy	48,795	3,146,789
Exelon Corp.	136,534	5,401,285
FirstEnergy Corp.	69,983	2,977,777
NextEra Energy, Inc.	280,513	22,067,958
NRG Energy, Inc.	28,178	2,863,166
PG&E Corp.	291,836	6,312,413
Pinnacle West Capital Corp.	15,505	1,452,818
PPL Corp.	100,727	3,518,394
Public Service Enterprise Group, Inc.	68,016	6,413,909
Sempra	86,446	8,097,397
Southern Co.	149,290	13,306,218
Vistra Corp.	46,907	7,497,615
WEC Energy Group, Inc.	43,155	4,360,813
Xcel Energy, Inc.	76,118	5,523,122
		162,397,991
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	31,613	6,144,935
Eaton Corp. PLC	54,354	20,405,579
Emerson Electric Co.	78,193	10,368,392
Generac Holdings, Inc.†	8,213	1,545,686
		38,464,592
Electronics — 0.9%
Allegion PLC	11,896	1,675,433
Amphenol Corp., Class A	164,426	11,945,549
Fortive Corp.	47,834	3,794,671
Garmin, Ltd.	20,995	4,463,537
Honeywell International, Inc.	88,909	20,709,573
Hubbell, Inc.	7,330	3,372,460
Jabil, Inc.	15,489	2,103,871
Keysight Technologies, Inc.†	23,831	4,071,288
Mettler-Toledo International, Inc.†	2,897	3,624,726
TE Connectivity PLC	41,495	6,270,724
Trimble, Inc.†	33,343	2,433,039
		64,464,871
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	18,489	1,319,190
First Solar, Inc.†	14,615	2,912,331
		4,231,521
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	17,096	2,414,468

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.†	29,538	$ 1,136,917
Live Nation Entertainment, Inc.#†	21,383	2,956,200
		4,093,117
Environmental Control — 0.3%
Pentair PLC	22,596	2,462,738
Republic Services, Inc.	27,872	6,084,458
Veralto Corp.	33,738	3,650,114
Waste Management, Inc.	49,861	11,379,277
		23,576,587
Food — 0.7%
Conagra Brands, Inc.	65,407	1,801,963
General Mills, Inc.	75,998	5,035,627
Hershey Co.	20,162	3,551,133
Hormel Foods Corp.	39,677	1,286,725
J.M. Smucker Co.	14,531	1,711,606
Kellanova	36,629	2,977,571
Kraft Heinz Co.	120,509	3,852,673
Kroger Co.	90,665	5,537,818
Lamb Weston Holdings, Inc.#	19,615	1,515,063
McCormick & Co., Inc.	34,409	2,698,010
Mondelez International, Inc., Class A	182,381	11,845,646
Sysco Corp.	67,142	5,177,320
The Campbell's Company	26,904	1,242,965
Tyson Foods, Inc., Class A	39,024	2,517,048
		50,751,168
Forest Products & Paper — 0.0%
International Paper Co.#	47,428	2,790,189
Gas — 0.1%
Atmos Energy Corp.	21,195	3,207,228
NiSource, Inc.	61,237	2,332,517
		5,539,745
Hand/Machine Tools — 0.1%
Snap-on, Inc.	7,193	2,659,180
Stanley Black & Decker, Inc.	21,021	1,880,329
		4,539,509
Healthcare-Products — 3.0%
Abbott Laboratories	237,555	28,214,407
Agilent Technologies, Inc.	39,835	5,496,035
Align Technology, Inc.†	9,587	2,231,566
Baxter International, Inc.	69,656	2,348,104
Bio-Techne Corp.	21,516	1,621,446
Boston Scientific Corp.†	201,063	18,228,371
Cooper Cos., Inc.†	27,187	2,839,954
Danaher Corp.	87,759	21,034,955
Edwards Lifesciences Corp.†	82,247	5,868,323
GE HealthCare Technologies, Inc.	62,379	5,191,180
Hologic, Inc.†	31,713	2,521,183
IDEXX Laboratories, Inc.†	11,237	4,739,205
Insulet Corp.†	9,573	2,553,885
Intuitive Surgical, Inc.†	48,430	26,249,060
Medtronic PLC	175,119	15,154,798
ResMed, Inc.	20,061	4,995,590
Revvity, Inc.#	16,840	1,955,798
Solventum Corp.†	18,865	1,349,036
STERIS PLC	13,464	2,949,424
Stryker Corp.	46,811	18,356,934
Teleflex, Inc.	6,433	1,240,604
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	52,155	$ 27,622,853
Waters Corp.†	8,105	3,118,156
West Pharmaceutical Services, Inc.	9,904	3,225,535
Zimmer Biomet Holdings, Inc.	27,805	3,116,940
		212,223,342
Healthcare-Services — 2.0%
Catalent, Inc.†	24,710	1,510,028
Centene Corp.†	71,821	4,309,260
Charles River Laboratories International, Inc.†	7,049	1,403,174
Cigna Group	38,168	12,893,150
DaVita, Inc.†	6,300	1,046,871
Elevance Health, Inc.	31,660	12,884,354
HCA Healthcare, Inc.	25,370	8,301,571
Humana, Inc.	16,439	4,872,191
IQVIA Holdings, Inc.†	23,645	4,748,862
Labcorp Holdings, Inc.	11,464	2,764,658
Molina Healthcare, Inc.†	8,001	2,383,498
Quest Diagnostics, Inc.	15,198	2,472,107
UnitedHealth Group, Inc.	126,078	76,932,795
Universal Health Services, Inc., Class B	8,119	1,664,395
		138,186,914
Home Builders — 0.3%
D.R. Horton, Inc.	40,064	6,762,002
Lennar Corp., Class A	33,001	5,755,044
NVR, Inc.†	427	3,943,593
PulteGroup, Inc.	28,334	3,832,740
		20,293,379
Household Products/Wares — 0.2%
Avery Dennison Corp.	10,994	2,264,214
Church & Dwight Co., Inc.	33,426	3,681,205
Clorox Co.	16,912	2,827,179
Kimberly-Clark Corp.	45,985	6,408,010
		15,180,608
Insurance — 3.9%
Aflac, Inc.	68,816	7,845,024
Allstate Corp.	36,050	7,476,410
American International Group, Inc.(1)	87,921	6,759,366
Aon PLC, Class A	29,661	11,613,468
Arch Capital Group, Ltd.	51,136	5,150,418
Arthur J. Gallagher & Co.	29,915	9,340,660
Assurant, Inc.	7,072	1,606,051
Berkshire Hathaway, Inc., Class B†	250,100	120,803,302
Brown & Brown, Inc.	32,327	3,656,184
Chubb, Ltd.	51,290	14,808,962
Cincinnati Financial Corp.	21,332	3,409,494
Erie Indemnity Co., Class A	3,405	1,500,107
Everest Group, Ltd.	5,908	2,289,704
Globe Life, Inc.	12,263	1,364,136
Hartford Financial Services Group, Inc.	40,006	4,933,140
Loews Corp.	24,876	2,157,495
Marsh & McLennan Cos., Inc.	67,142	15,659,529
MetLife, Inc.	80,319	7,086,545
Principal Financial Group, Inc.	29,089	2,533,361
Progressive Corp.	79,964	21,500,720
Prudential Financial, Inc.	48,742	6,307,702
Travelers Cos., Inc.	31,120	8,279,165
W.R. Berkley Corp.	41,047	2,649,584
Willis Towers Watson PLC	13,866	4,464,852
		273,195,379

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 11.8%
Airbnb, Inc., Class A†	60,075	$ 8,176,808
Alphabet, Inc., Class A	799,951	135,151,722
Alphabet, Inc., Class C	655,786	111,804,955
Amazon.com, Inc.†	1,275,369	265,136,461
Booking Holdings, Inc.	4,577	23,809,463
Cars.com, Inc.†	1	20
CDW Corp.	18,238	3,208,611
eBay, Inc.	66,765	4,225,557
Expedia Group, Inc.†	17,020	3,142,232
F5, Inc.†	7,957	1,992,035
Gen Digital, Inc.	73,955	2,281,512
GoDaddy, Inc., Class A†	19,248	3,802,827
Match Group, Inc.†	35,211	1,152,808
Meta Platforms, Inc., Class A	298,289	171,313,339
Netflix, Inc.†	58,595	51,962,632
Palo Alto Networks, Inc.†	44,210	17,145,522
Uber Technologies, Inc.†	286,848	20,641,582
VeriSign, Inc.†	11,460	2,145,083
		827,093,169
Iron/Steel — 0.1%
Nucor Corp.	32,405	5,012,730
Steel Dynamics, Inc.	19,593	2,846,275
		7,859,005
Leisure Time — 0.2%
Carnival Corp.†	137,928	3,507,509
Norwegian Cruise Line Holdings, Ltd.†	60,033	1,614,288
Royal Caribbean Cruises, Ltd.	32,335	7,891,680
		13,013,477
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	33,645	8,526,989
Las Vegas Sands Corp.	48,262	2,560,782
Marriott International, Inc., Class A	31,903	9,222,838
MGM Resorts International†	31,521	1,208,515
Wynn Resorts, Ltd.	12,768	1,205,044
		22,724,168
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	66,205	26,886,513
GE Vernova, Inc.†	37,519	12,535,848
		39,422,361
Machinery-Diversified — 0.7%
Deere & Co.	34,991	16,302,307
Dover Corp.	18,768	3,864,331
IDEX Corp.	10,336	2,383,792
Ingersoll Rand, Inc.	55,089	5,738,621
Nordson Corp.	7,428	1,938,634
Otis Worldwide Corp.	54,689	5,631,873
Rockwell Automation, Inc.	15,492	4,572,309
Westinghouse Air Brake Technologies Corp.	23,918	4,798,429
Xylem, Inc.	33,163	4,203,410
		49,433,706
Media — 1.0%
Charter Communications, Inc., Class A†	13,252	5,260,580
Comcast Corp., Class A	527,438	22,780,047
FactSet Research Systems, Inc.	5,194	2,548,540
Fox Corp., Class A	30,672	1,445,265
Fox Corp., Class B	18,012	805,677
News Corp., Class A	51,655	1,516,074
Security Description	Shares or Principal Amount	Value

Media (continued)
News Corp., Class B	15,326	$ 491,811
Paramount Global, Class B	81,198	880,998
Walt Disney Co.	247,615	29,087,334
Warner Bros. Discovery, Inc.†	304,639	3,192,617
		68,008,943
Mining — 0.2%
Freeport-McMoRan, Inc.	196,180	8,671,156
Newmont Corp.	156,663	6,570,446
		15,241,602
Miscellaneous Manufacturing — 0.6%
3M Co.	75,005	10,015,417
A.O. Smith Corp.	16,379	1,220,072
Axon Enterprise, Inc.†	9,803	6,342,149
Illinois Tool Works, Inc.	36,889	10,237,435
Parker-Hannifin Corp.	17,550	12,335,895
Teledyne Technologies, Inc.†	6,388	3,099,841
Textron, Inc.	25,582	2,190,587
		45,441,396
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	7,042	2,866,094
Oil & Gas — 2.7%
APA Corp.	50,505	1,143,938
Chevron Corp.	232,229	37,604,842
ConocoPhillips	178,025	19,287,229
Coterra Energy, Inc.	100,936	2,697,010
Devon Energy Corp.	85,497	3,244,611
Diamondback Energy, Inc.	25,581	4,542,930
EOG Resources, Inc.	77,633	10,345,374
EQT Corp.	81,105	3,685,411
Exxon Mobil Corp.	606,596	71,554,064
Hess Corp.	37,736	5,553,984
Marathon Petroleum Corp.	45,696	7,135,430
Occidental Petroleum Corp.	91,932	4,649,921
Phillips 66	57,149	7,656,823
Texas Pacific Land Corp.	2,573	4,117,032
Valero Energy Corp.	43,743	6,083,776
		189,302,375
Oil & Gas Services — 0.3%
Baker Hughes Co.	135,636	5,961,202
Halliburton Co.	120,536	3,840,277
Schlumberger NV	193,878	8,518,999
		18,320,478
Packaging & Containers — 0.2%
Amcor PLC	197,338	2,099,676
Ball Corp.	41,447	2,576,346
Packaging Corp. of America	12,174	3,029,500
Smurfit WestRock PLC	67,364	3,706,367
		11,411,889
Pharmaceuticals — 4.4%
AbbVie, Inc.	241,166	44,116,496
Becton Dickinson & Co.	39,464	8,757,062
Bristol-Myers Squibb Co.	276,808	16,392,570
Cardinal Health, Inc.	33,294	4,069,858
Cencora, Inc.	23,818	5,991,418
CVS Health Corp.	171,757	10,279,656
Dexcom, Inc.†	54,713	4,267,067
Eli Lilly & Co.	107,705	85,663,172
Henry Schein, Inc.#†	17,300	1,332,965

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	328,670	$ 50,947,137
McKesson Corp.	17,705	11,127,592
Merck & Co., Inc.	346,087	35,176,283
Pfizer, Inc.	773,695	20,278,546
Viatris, Inc.	162,956	2,133,094
Zoetis, Inc.	61,857	10,840,439
		311,373,355
Pipelines — 0.5%
Kinder Morgan, Inc.	263,638	7,453,046
ONEOK, Inc.	79,746	9,059,145
Targa Resources Corp.	29,912	6,111,022
Williams Cos., Inc.	166,425	9,739,191
		32,362,404
Private Equity — 0.5%
Blackstone, Inc.	98,315	18,787,014
KKR & Co., Inc.	92,082	14,997,395
		33,784,409
Real Estate — 0.1%
CBRE Group, Inc., Class A†	41,126	5,757,229
CoStar Group, Inc.†	55,954	4,551,298
		10,308,527
REITS — 2.1%
Alexandria Real Estate Equities, Inc.	21,256	2,343,049
American Tower Corp.	63,772	13,328,348
AvalonBay Communities, Inc.	19,392	4,563,907
BXP, Inc.	19,838	1,626,518
Camden Property Trust	14,559	1,831,522
Crown Castle, Inc.	59,333	6,304,131
Digital Realty Trust, Inc.	42,020	8,222,894
Equinix, Inc.	12,964	12,723,907
Equity Residential	46,582	3,570,976
Essex Property Trust, Inc.	8,767	2,721,803
Extra Space Storage, Inc.	28,936	4,946,899
Federal Realty Investment Trust	10,272	1,198,229
Healthpeak Properties, Inc.	96,090	2,113,019
Host Hotels & Resorts, Inc.	95,907	1,766,607
Invitation Homes, Inc.	77,785	2,664,136
Iron Mountain, Inc.	40,051	4,953,107
Kimco Realty Corp.	92,039	2,353,437
Mid-America Apartment Communities, Inc.	15,957	2,619,501
Prologis, Inc.	126,418	14,763,094
Public Storage	21,506	7,485,163
Realty Income Corp.	118,903	6,883,295
Regency Centers Corp.	22,302	1,685,808
SBA Communications Corp.	14,673	3,319,766
Simon Property Group, Inc.	41,844	7,682,558
UDR, Inc.	40,979	1,879,297
Ventas, Inc.	56,410	3,614,189
VICI Properties, Inc.	142,975	4,662,415
Welltower, Inc.	79,011	10,917,740
Weyerhaeuser Co.	99,303	3,203,515
		145,948,830
Retail — 4.8%
AutoZone, Inc.†	2,332	7,391,367
Best Buy Co., Inc.	26,801	2,412,090
CarMax, Inc.†	21,310	1,789,401
Chipotle Mexican Grill, Inc.†	186,980	11,503,010
Costco Wholesale Corp.	60,530	58,827,896
Security Description	Shares or Principal Amount	Value

Retail (continued)
Darden Restaurants, Inc.	16,175	$ 2,851,167
Dollar General Corp.	30,023	2,319,877
Dollar Tree, Inc.#†	27,587	1,966,126
Domino's Pizza, Inc.	4,775	2,273,807
Genuine Parts Co.	19,021	2,410,531
Home Depot, Inc.	135,389	58,099,482
Lowe's Cos., Inc.	77,802	21,195,599
Lululemon Athletica, Inc.†	15,702	5,035,003
McDonald's Corp.	97,941	28,991,515
O'Reilly Automotive, Inc.†	7,920	9,846,302
Ross Stores, Inc.	45,544	7,053,399
Starbucks Corp.	154,720	15,852,611
Target Corp.	63,166	8,357,494
TJX Cos., Inc.	154,304	19,394,470
Tractor Supply Co.	14,727	4,177,608
Ulta Beauty, Inc.†	6,515	2,518,960
Walgreens Boots Alliance, Inc.#	97,829	882,418
Walmart, Inc.	593,036	54,855,830
Yum! Brands, Inc.	38,389	5,333,768
		335,339,731
Semiconductors — 10.8%
Advanced Micro Devices, Inc.†	220,978	30,312,657
Analog Devices, Inc.	67,751	14,773,106
Applied Materials, Inc.	113,046	19,750,267
Broadcom, Inc.	635,548	103,009,620
Intel Corp.	582,589	14,011,265
KLA Corp.	18,353	11,874,942
Lam Research Corp.	178,006	13,151,083
Microchip Technology, Inc.	73,251	4,993,521
Micron Technology, Inc.	151,394	14,829,042
Monolithic Power Systems, Inc.	6,657	3,778,779
NVIDIA Corp.	3,358,730	464,344,423
NXP Semiconductors NV	34,779	7,977,259
ON Semiconductor Corp.†	58,485	4,159,453
Qorvo, Inc.†	12,952	894,336
QUALCOMM, Inc.	152,099	24,112,254
Skyworks Solutions, Inc.	21,807	1,910,075
Teradyne, Inc.	22,279	2,450,690
Texas Instruments, Inc.	124,662	25,060,802
		761,393,574
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,354	1,059,664
Software — 10.4%
Adobe, Inc.†	60,539	31,233,886
Akamai Technologies, Inc.†	20,688	1,945,086
ANSYS, Inc.†	11,931	4,188,974
Autodesk, Inc.†	29,415	8,586,239
Broadridge Financial Solutions, Inc.	15,934	3,760,743
Cadence Design Systems, Inc.†	37,385	11,470,092
Dayforce, Inc.#†	21,586	1,726,664
Electronic Arts, Inc.	32,825	5,372,468
Fair Isaac Corp.†	3,348	7,951,600
Fidelity National Information Services, Inc.	74,488	6,353,826
Fiserv, Inc.†	78,606	17,368,782
Intuit, Inc.	38,168	24,493,551
Jack Henry & Associates, Inc.	9,954	1,753,696
Microsoft Corp.	1,014,861	429,753,039
MSCI, Inc.	10,739	6,546,817
Oracle Corp.	218,236	40,338,742
Palantir Technologies, Inc., Class A†	274,950	18,443,646
Paychex, Inc.	43,760	6,400,775

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Paycom Software, Inc.	6,644	$ 1,540,877
PTC, Inc.†	16,402	3,281,384
Roper Technologies, Inc.	14,637	8,290,982
Salesforce, Inc.	132,301	43,658,007
ServiceNow, Inc.†	28,126	29,516,549
Synopsys, Inc.†	20,919	11,683,052
Take-Two Interactive Software, Inc.†	22,257	4,192,774
Tyler Technologies, Inc.†	5,826	3,665,544
		733,517,795
Telecommunications — 1.8%
Arista Networks, Inc.†	35,172	14,273,501
AT&T, Inc.	978,980	22,673,177
Cisco Systems, Inc.	550,069	32,569,585
Corning, Inc.	105,149	5,117,602
Juniper Networks, Inc.	44,942	1,614,317
Motorola Solutions, Inc.	22,779	11,382,666
T-Mobile US, Inc.	66,908	16,522,262
Verizon Communications, Inc.	574,741	25,484,016
		129,637,126
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	17,892	1,165,664
Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	16,013	1,690,653
CSX Corp.	264,704	9,674,931
Expeditors International of Washington, Inc.	19,269	2,343,881
FedEx Corp.	30,770	9,313,156
JB Hunt Transport Services, Inc.	11,001	2,080,399
Norfolk Southern Corp.	30,870	8,515,490
Old Dominion Freight Line, Inc.	25,748	5,796,905
Union Pacific Corp.	83,176	20,349,840
United Parcel Service, Inc., Class B	100,013	13,573,764
		73,339,019
Water — 0.1%
American Water Works Co., Inc.	26,605	3,643,289
Total Long-Term Investment Securities (cost $2,052,119,241)		6,967,190,306
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
4.47%, 01/14/2025(2)	$ 10,000	9,947
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.48%, 02/04/2025(2)	$ 3,100,000	$ 3,075,509
4.51%, 01/16/2025(2)	3,300,000	3,281,494
Total Short-Term Investments (cost $6,365,784)		6,366,950
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 11/29/2024, to be repurchased 12/02/2024 in the amount of $45,709,676 and collateralized by $46,013,800 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $46,618,280 (cost $45,704,191)	45,704,191	45,704,191
TOTAL INVESTMENTS (cost $2,104,189,216)(3)	99.9%	7,019,261,447
Other assets less liabilities	0.1	6,154,068
NET ASSETS	100.0%	$7,025,415,515
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At November 30, 2024, the Fund had loaned securities with a total value of $12,605,951. This was secured by collateral of $13,008,435 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$40,811
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	547,068
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	40,217
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	119,665
United States Treasury Bills	0.00%	01/09/2025 to 10/02/2025	257,944
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 08/15/2054	12,002,730
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
185	Long	S&P 500 E-Mini Index	December 2024	$54,360,323	$55,976,375	$1,616,052
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,967,190,306	$—	$—	$6,967,190,306
Short-Term Investments	—	6,366,950	—	6,366,950
Repurchase Agreements	—	45,704,191	—	45,704,191
Total Investments at Value	$6,967,190,306	$52,071,141	$—	$7,019,261,447
Other Financial Instruments:†
Futures Contracts	$1,616,052	$—	$—	$1,616,052
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	7,585	$ 233,694
Omnicom Group, Inc.	3,298	345,696
		579,390
Aerospace/Defense — 1.0%
Curtiss-Wright Corp.	1,760	657,589
General Dynamics Corp.	2,330	661,743
General Electric Co.	6,880	1,253,261
HEICO Corp., Class A	554	116,966
Howmet Aerospace, Inc.	3,884	459,788
L3Harris Technologies, Inc.	833	205,126
Lockheed Martin Corp.	1,527	808,409
Northrop Grumman Corp.	502	245,804
RTX Corp.	10,171	1,239,133
TransDigm Group, Inc.	398	498,682
		6,146,501
Agriculture — 0.6%
Altria Group, Inc.	9,931	573,416
Archer-Daniels-Midland Co.	7,017	383,128
Bunge Global SA	4,727	424,201
Darling Ingredients, Inc.†	6,784	274,956
Philip Morris International, Inc.	13,672	1,819,196
		3,474,897
Apparel — 0.6%
Capri Holdings, Ltd.†	6,871	160,850
Carter's, Inc.#	4,707	256,861
Columbia Sportswear Co.	3,330	290,509
Deckers Outdoor Corp.†	1,842	360,958
NIKE, Inc., Class B	8,297	653,555
PVH Corp.	2,866	310,588
Skechers USA, Inc., Class A†	6,356	405,640
Tapestry, Inc.	11,017	686,139
Under Armour, Inc., Class A†	29,725	288,630
Under Armour, Inc., Class C†	42,048	368,761
		3,782,491
Auto Manufacturers — 1.2%
Cummins, Inc.	1,659	622,191
Ford Motor Co.	18,301	203,690
General Motors Co.	1,474	81,940
PACCAR, Inc.	5,019	587,223
Tesla, Inc.†	18,014	6,217,712
		7,712,756
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	8,944	1,059,864
Aptiv PLC†	1,947	108,117
BorgWarner, Inc.	13,859	475,641
Gentex Corp.	9,270	283,291
Lear Corp.	2,653	259,569
		2,186,482
Banks — 3.5%
Bank of America Corp.	58,596	2,783,896
Bank of New York Mellon Corp.	13,957	1,142,660
Bank OZK	2,185	109,185
Citigroup, Inc.	18,413	1,304,929
Citizens Financial Group, Inc.	6,181	297,553
Comerica, Inc.	2,040	147,390
Fifth Third Bancorp	2,619	125,869
First Horizon Corp.	11,556	244,178
Security Description	Shares or Principal Amount	Value

Banks (continued)
FNB Corp.	14,502	$ 248,709
Huntington Bancshares, Inc.	9,786	176,246
JPMorgan Chase & Co.	33,268	8,307,685
M&T Bank Corp.	1,071	235,609
Morgan Stanley	9,534	1,254,770
Northern Trust Corp.	2,605	289,572
NU Holdings, Ltd., Class A†	13,730	172,037
PNC Financial Services Group, Inc.	2,364	507,598
Popular, Inc.	4,858	482,691
Regions Financial Corp.	7,101	193,573
State Street Corp.	6,523	642,581
Synovus Financial Corp.#	2,105	120,132
Truist Financial Corp.	2,885	137,557
US Bancorp	3,492	186,089
Wells Fargo & Co.	31,866	2,427,233
Western Alliance Bancorp	3,033	283,919
Wintrust Financial Corp.	2,165	298,792
Zions Bancorp NA	3,819	231,126
		22,351,579
Beverages — 0.9%
Boston Beer Co., Inc., Class A†	792	250,462
Coca-Cola Co.	26,225	1,680,498
Coca-Cola Consolidated, Inc.	93	121,299
Constellation Brands, Inc., Class A	1,134	273,237
Keurig Dr Pepper, Inc.	4,420	144,313
Molson Coors Beverage Co., Class B	16,217	1,006,427
Monster Beverage Corp.†	5,188	286,015
PepsiCo, Inc.	12,983	2,122,071
		5,884,322
Biotechnology — 1.3%
Amgen, Inc.	3,750	1,060,762
Biogen, Inc.†	2,582	414,747
Exelixis, Inc.†	17,733	646,545
Gilead Sciences, Inc.	17,320	1,603,486
Incyte Corp.†	10,830	807,810
Regeneron Pharmaceuticals, Inc.†	1,336	1,002,294
Royalty Pharma PLC, Class A	8,270	220,478
United Therapeutics Corp.†	2,669	988,838
Vertex Pharmaceuticals, Inc.†	3,572	1,672,160
		8,417,120
Building Materials — 1.0%
Builders FirstSource, Inc.†	8,351	1,557,211
Carrier Global Corp.	1,180	91,297
CRH PLC	1,324	135,405
Eagle Materials, Inc.	536	165,581
Johnson Controls International PLC	3,631	304,496
Lennox International, Inc.	1,140	760,528
Martin Marietta Materials, Inc.	470	282,000
Masco Corp.	10,220	823,323
Mohawk Industries, Inc.†	1,520	211,022
Owens Corning	4,911	1,009,800
Trane Technologies PLC	1,725	717,979
Trex Co., Inc.†	3,023	226,816
Vulcan Materials Co.	744	214,369
		6,499,827
Chemicals — 1.0%
Air Products & Chemicals, Inc.	417	139,416
Axalta Coating Systems, Ltd.†	3,736	151,159
Celanese Corp.	1,819	133,169
CF Industries Holdings, Inc.	4,102	367,785

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Dow, Inc.	6,527	$ 288,559
Eastman Chemical Co.	841	88,069
Ecolab, Inc.	1,574	391,564
International Flavors & Fragrances, Inc.	1,176	107,439
Linde PLC	2,934	1,352,545
LyondellBasell Industries NV, Class A	2,534	211,183
Mosaic Co.	8,152	215,702
NewMarket Corp.	493	263,045
Olin Corp.	8,434	359,204
PPG Industries, Inc.	1,605	199,614
RPM International, Inc.	4,587	636,584
Sherwin-Williams Co.	2,760	1,096,824
Westlake Corp.	789	101,308
		6,103,169
Commercial Services — 1.9%
ADT, Inc.	62,538	476,540
Automatic Data Processing, Inc.	2,247	689,672
Booz Allen Hamilton Holding Corp.	1,961	290,581
Cintas Corp.	6,168	1,392,673
Clarivate PLC#†	44,503	255,002
Corpay, Inc.†	1,201	457,797
Dun & Bradstreet Holdings, Inc.	16,643	211,366
Equifax, Inc.	407	106,455
Euronet Worldwide, Inc.†	816	85,786
Grand Canyon Education, Inc.†	5,949	979,146
GXO Logistics, Inc.†	5,582	339,553
H&R Block, Inc.	14,763	875,151
ManpowerGroup, Inc.	5,400	347,598
Moody's Corp.	2,667	1,333,447
PayPal Holdings, Inc.†	1,460	126,684
Quanta Services, Inc.	1,037	357,267
Robert Half, Inc.	9,700	723,717
Rollins, Inc.	14,870	748,407
S&P Global, Inc.	1,573	821,908
Service Corp. International	2,542	225,196
United Rentals, Inc.	336	290,976
Valvoline, Inc.†	3,598	142,877
Verisk Analytics, Inc.	1,221	359,230
WEX, Inc.†	637	120,176
		11,757,205
Computers — 8.9%
Accenture PLC, Class A	8,540	3,094,640
Amdocs, Ltd.	11,407	989,215
Amentum Holdings Inc†	1,571	38,254
Apple, Inc.	162,842	38,647,292
CACI International, Inc., Class A†	1,677	771,219
Cognizant Technology Solutions Corp., Class A	16,965	1,365,513
Crane NXT Co.#	4,696	294,345
Crowdstrike Holdings, Inc., Class A†	783	270,895
DXC Technology Co.#†	55,463	1,247,917
EPAM Systems, Inc.†	1,610	392,711
Fortinet, Inc.†	9,496	902,595
Gartner, Inc.†	2,222	1,150,840
Genpact, Ltd.	16,351	754,762
Hewlett Packard Enterprise Co.	33,558	712,101
HP, Inc.	17,377	615,667
International Business Machines Corp.	10,598	2,410,091
Leidos Holdings, Inc.	3,080	509,432
NetApp, Inc.	5,214	639,445
Security Description	Shares or Principal Amount	Value

Computers (continued)
Pure Storage, Inc., Class A†	10,699	$ 566,940
Science Applications International Corp.	4,784	594,412
		55,968,286
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	16,341	1,579,031
Coty, Inc., Class A†	19,885	146,950
Estee Lauder Cos., Inc., Class A	2,796	201,647
Perrigo Co. PLC	21,040	600,482
Procter & Gamble Co.	26,500	4,750,390
		7,278,500
Distribution/Wholesale — 0.9%
Copart, Inc.†	5,695	361,006
Core & Main, Inc., Class A†	6,142	298,194
Fastenal Co.	15,476	1,293,174
LKQ Corp.	18,871	741,442
Pool Corp.	806	303,934
Watsco, Inc.	1,093	602,899
WESCO International, Inc.	3,131	662,426
WW Grainger, Inc.	1,250	1,506,675
		5,769,750
Diversified Financial Services — 4.7%
Affiliated Managers Group, Inc.	2,141	401,523
Ally Financial, Inc.	18,759	749,985
American Express Co.	4,554	1,387,513
Ameriprise Financial, Inc.	2,740	1,572,678
Apollo Global Management, Inc.	2,927	512,313
Ares Management Corp., Class A	1,866	329,778
Blackrock, Inc.	971	993,139
Capital One Financial Corp.	7,470	1,434,315
Cboe Global Markets, Inc.	1,639	353,778
Charles Schwab Corp.	5,116	423,400
CME Group, Inc.	2,537	603,806
Coinbase Global, Inc., Class A†	745	220,669
Discover Financial Services	4,724	861,799
Evercore, Inc., Class A	1,555	478,784
Franklin Resources, Inc.	14,931	339,830
Interactive Brokers Group, Inc., Class A	1,068	204,084
Intercontinental Exchange, Inc.	4,158	669,272
Janus Henderson Group PLC	9,194	416,304
Jefferies Financial Group, Inc.	7,116	563,160
Lazard, Inc.	2,181	126,651
LPL Financial Holdings, Inc.	3,416	1,110,712
Mastercard, Inc., Class A	8,392	4,472,432
Nasdaq, Inc.	3,340	277,187
OneMain Holdings, Inc.	15,992	917,141
Raymond James Financial, Inc.	3,407	576,737
SEI Investments Co.	4,843	400,177
SLM Corp.	16,570	453,687
Stifel Financial Corp.	6,060	701,748
Synchrony Financial	16,220	1,095,174
T. Rowe Price Group, Inc.	2,556	316,535
Tradeweb Markets, Inc., Class A	2,357	319,374
Virtu Financial, Inc., Class A	10,714	399,739
Visa, Inc., Class A	14,757	4,649,636
Voya Financial, Inc.	9,061	752,063
Western Union Co.	29,124	320,655
		29,405,778
Electric — 1.5%
Alliant Energy Corp.	3,347	211,530
Ameren Corp.	1,368	129,125

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
American Electric Power Co., Inc.	1,966	$ 196,325
Brookfield Renewable Corp., Class A#	2,528	80,694
CenterPoint Energy, Inc.	7,158	233,494
Clearway Energy, Inc., Class A	8,083	224,788
Clearway Energy, Inc., Class C	10,316	304,219
CMS Energy Corp.	3,415	238,060
Consolidated Edison, Inc.	2,525	253,990
Constellation Energy Corp.	1,551	397,924
Dominion Energy, Inc.	2,104	123,610
DTE Energy Co.	1,804	226,907
Duke Energy Corp.	4,780	559,499
Edison International	912	80,028
Entergy Corp.	1,624	253,620
Evergy, Inc.	2,495	161,252
FirstEnergy Corp.	3,760	159,988
IDACORP, Inc.	2,125	251,749
NextEra Energy, Inc.	4,742	373,053
NRG Energy, Inc.	6,981	709,339
OGE Energy Corp.	6,161	270,838
PG&E Corp.	13,170	284,867
Pinnacle West Capital Corp.	2,643	247,649
PPL Corp.	7,673	268,018
Public Service Enterprise Group, Inc.	3,193	301,100
Sempra	2,998	280,823
Southern Co.	5,916	527,293
Vistra Corp.	9,978	1,594,883
WEC Energy Group, Inc.#	2,474	249,998
Xcel Energy, Inc.	1,169	84,823
		9,279,486
Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	4,237	1,358,764
AMETEK, Inc.	2,638	512,774
Eaton Corp. PLC	1,296	486,544
Emerson Electric Co.	605	80,223
Littelfuse, Inc.	989	243,957
		2,682,262
Electronics — 1.2%
Allegion PLC	1,934	272,385
Amphenol Corp., Class A	12,774	928,031
Arrow Electronics, Inc.†	6,928	832,468
Avnet, Inc.	15,301	837,118
Fortive Corp.	4,031	319,779
Garmin, Ltd.	2,436	517,894
Honeywell International, Inc.	2,571	598,863
Hubbell, Inc.	481	221,303
Jabil, Inc.	4,425	601,048
Keysight Technologies, Inc.†	1,831	312,808
Mettler-Toledo International, Inc.†	362	452,934
nVent Electric PLC	4,041	316,451
Sensata Technologies Holding PLC	4,742	152,408
TD SYNNEX Corp.	7,610	905,514
Trimble, Inc.†	1,673	122,079
Vontier Corp.	9,290	364,725
		7,755,808
Engineering & Construction — 0.3%
AECOM	5,685	664,974
EMCOR Group, Inc.	770	392,792
Everus Construction Group, Inc.†	2,310	147,055
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Jacobs Solutions, Inc.	1,571	$ 221,872
MasTec, Inc.†	2,244	323,271
		1,749,964
Entertainment — 0.1%
Churchill Downs, Inc.	887	126,051
Liberty Media Corp.-Liberty Live, Class A†	1,716	123,020
Liberty Media Corp.-Liberty Live, Class C†	2,541	185,544
Madison Square Garden Sports Corp.†	1,303	299,625
Vail Resorts, Inc.	429	76,894
		811,134
Environmental Control — 0.3%
Clean Harbors, Inc.†	772	200,790
Pentair PLC	1,388	151,278
Republic Services, Inc.	2,671	583,079
Veralto Corp.	1,930	208,807
Waste Management, Inc.	3,328	759,516
		1,903,470
Food — 1.6%
Albertsons Cos., Inc., Class A	36,606	726,629
Conagra Brands, Inc.	15,443	425,455
Flowers Foods, Inc.	27,043	611,713
General Mills, Inc.	4,118	272,859
Grocery Outlet Holding Corp.#†	6,821	143,241
Hershey Co.	1,943	342,221
Ingredion, Inc.	4,950	729,333
J.M. Smucker Co.	1,419	167,144
Kellanova	2,200	178,838
Kraft Heinz Co.	14,591	466,474
Kroger Co.	30,032	1,834,355
Mondelez International, Inc., Class A	6,189	401,975
Performance Food Group Co.†	4,126	364,078
Pilgrim's Pride Corp.†	6,071	313,324
Post Holdings, Inc.†	8,167	983,960
Seaboard Corp.	98	256,170
Sysco Corp.	5,966	460,038
Tyson Foods, Inc., Class A	4,082	263,289
US Foods Holding Corp.†	11,700	816,309
		9,757,405
Food Service — 0.0%
Aramark	3,278	133,382
Forest Products & Paper — 0.0%
International Paper Co.#	1,541	90,657
Gas — 0.2%
Atmos Energy Corp.	1,892	286,297
MDU Resources Group, Inc.	9,240	185,170
National Fuel Gas Co.	2,458	157,238
NiSource, Inc.	6,495	247,395
UGI Corp.	21,478	652,287
		1,528,387
Hand/Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	1,187	259,336
MSA Safety, Inc.	1,538	267,320
Regal Rexnord Corp.	1,196	206,561
Snap-on, Inc.	2,052	758,604
		1,491,821
Healthcare-Products — 1.9%
Abbott Laboratories	14,629	1,737,486

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Agilent Technologies, Inc.	3,892	$ 536,979
Align Technology, Inc.†	998	232,304
Avantor, Inc.†	4,963	104,521
Baxter International, Inc.	2,944	99,242
Boston Scientific Corp.†	10,929	990,823
Cooper Cos., Inc.†	710	74,167
Danaher Corp.	4,216	1,010,533
Dentsply Sirona, Inc.	3,201	62,900
Edwards Lifesciences Corp.†	4,588	327,354
Enovis Corp.†	1,979	96,595
Envista Holdings Corp.†	22,793	508,056
Hologic, Inc.†	4,036	320,862
IDEXX Laboratories, Inc.†	1,165	491,339
Insulet Corp.†	598	159,534
Intuitive Surgical, Inc.†	1,364	739,288
Medtronic PLC	6,597	570,904
Natera, Inc.†	985	165,263
Penumbra, Inc.†	488	119,131
QIAGEN NV	6,553	284,597
ResMed, Inc.	495	123,265
STERIS PLC	942	206,355
Stryker Corp.	2,110	827,436
Thermo Fisher Scientific, Inc.	2,849	1,508,916
Waters Corp.†	757	291,233
Zimmer Biomet Holdings, Inc.	1,615	181,042
		11,770,125
Healthcare-Services — 2.4%
Amedisys, Inc.†	2,951	269,751
Centene Corp.†	16,520	991,200
Charles River Laboratories International, Inc.†	723	143,920
Chemed Corp.	1,012	579,259
Cigna Group	4,671	1,577,864
DaVita, Inc.†	2,926	486,213
Elevance Health, Inc.	2,735	1,113,036
Encompass Health Corp.	3,100	319,114
Fortrea Holdings, Inc.†	32,452	683,115
HCA Healthcare, Inc.	2,231	730,028
Humana, Inc.	957	283,636
IQVIA Holdings, Inc.†	946	189,995
Labcorp Holdings, Inc.	1,442	347,753
Molina Healthcare, Inc.†	407	121,245
Quest Diagnostics, Inc.	2,922	475,292
Tenet Healthcare Corp.†	1,867	266,383
UnitedHealth Group, Inc.	9,815	5,989,113
Universal Health Services, Inc., Class B	1,879	385,195
		14,952,112
Home Builders — 0.6%
D.R. Horton, Inc.	2,026	341,948
Lennar Corp., Class A	4,763	830,620
Lennar Corp., Class B#	3,863	636,738
NVR, Inc.†	32	295,538
PulteGroup, Inc.	3,095	418,661
Thor Industries, Inc.#	5,543	618,599
Toll Brothers, Inc.	3,624	598,576
		3,740,680
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	6,326	495,453
Tempur Sealy International, Inc.	6,438	360,399
		855,852
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 0.3%
Avery Dennison Corp.	1,376	$ 283,387
Church & Dwight Co., Inc.	4,268	470,035
Clorox Co.	3,030	506,525
Kimberly-Clark Corp.	4,920	685,602
Reynolds Consumer Products, Inc.	7,431	205,764
		2,151,313
Housewares — 0.0%
Newell Brands, Inc.	13,826	132,591
Insurance — 4.9%
Aflac, Inc.	9,153	1,043,442
Allstate Corp.	1,402	290,761
American Financial Group, Inc.	2,300	337,778
Aon PLC, Class A	714	279,560
Arch Capital Group, Ltd.	5,599	563,931
Arthur J. Gallagher & Co.	3,016	941,716
Assurant, Inc.	1,489	338,152
Assured Guaranty, Ltd.	3,132	292,153
Axis Capital Holdings, Ltd.	3,456	321,546
Berkshire Hathaway, Inc., Class B†	21,620	10,442,892
Brown & Brown, Inc.	3,458	391,100
Chubb, Ltd.	4,387	1,266,659
Cincinnati Financial Corp.	2,050	327,651
CNA Financial Corp.	8,130	410,077
Equitable Holdings, Inc.	9,785	471,931
Everest Group, Ltd.	674	261,215
Fidelity National Financial, Inc.	8,426	534,124
First American Financial Corp.	2,647	185,687
Globe Life, Inc.	2,734	304,130
Hanover Insurance Group, Inc.	1,385	228,539
Hartford Financial Services Group, Inc.	7,453	919,029
Loews Corp.	7,680	666,086
Markel Group, Inc.†	189	336,972
Marsh & McLennan Cos., Inc.	6,495	1,514,829
MetLife, Inc.	3,141	277,130
MGIC Investment Corp.	18,229	478,694
Old Republic International Corp.	20,062	781,816
Primerica, Inc.	1,068	323,337
Principal Financial Group, Inc.	6,530	568,698
Progressive Corp.	4,559	1,225,824
Prudential Financial, Inc.	2,899	375,160
Reinsurance Group of America, Inc.	2,069	472,560
RenaissanceRe Holdings, Ltd.	1,540	440,671
RLI Corp.	826	145,293
Ryan Specialty Holdings, Inc.	3,509	264,579
Travelers Cos., Inc.	2,986	794,395
Unum Group	14,858	1,142,580
W.R. Berkley Corp.	5,763	372,002
White Mountains Insurance Group, Ltd.	196	393,958
Willis Towers Watson PLC	1,194	384,468
		31,111,125
Internet — 10.5%
Alphabet, Inc., Class A	64,955	10,974,147
Alphabet, Inc., Class C	54,334	9,263,404
Amazon.com, Inc.†	102,127	21,231,182
Booking Holdings, Inc.	326	1,695,845
CDW Corp.	2,743	482,576
DoorDash, Inc., Class A†	1,114	201,055
eBay, Inc.	5,458	345,437
Etsy, Inc.†	2,814	154,376
Expedia Group, Inc.†	1,582	292,069
F5, Inc.†	2,299	575,555

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Gen Digital, Inc.	13,369	$ 412,434
GoDaddy, Inc., Class A†	4,241	837,894
Match Group, Inc.†	3,280	107,387
Meta Platforms, Inc., Class A	24,610	14,134,015
Netflix, Inc.†	2,022	1,793,130
Okta, Inc.†	2,197	170,399
Palo Alto Networks, Inc.†	2,329	903,233
Pinterest, Inc., Class A†	11,825	358,534
Spotify Technology SA†	1,251	596,677
Uber Technologies, Inc.†	7,956	572,514
VeriSign, Inc.†	3,617	677,030
Wayfair, Inc., Class A#†	3,500	161,840
		65,940,733
Iron/Steel — 0.4%
Cleveland-Cliffs, Inc.†	34,170	425,417
Nucor Corp.	4,706	727,971
Reliance, Inc.	1,752	562,812
Steel Dynamics, Inc.	3,313	481,280
		2,197,480
Leisure Time — 0.2%
Carnival Corp.†	10,114	257,199
Harley-Davidson, Inc.	14,710	494,698
Royal Caribbean Cruises, Ltd.	1,068	260,656
YETI Holdings, Inc.†	2,498	100,844
		1,113,397
Lodging — 0.4%
Boyd Gaming Corp.	7,007	517,467
Choice Hotels International, Inc.	1,426	215,668
Hilton Worldwide Holdings, Inc.	1,607	407,278
Hyatt Hotels Corp., Class A	573	90,500
Marriott International, Inc., Class A	1,415	409,062
MGM Resorts International†	11,852	454,406
Travel & Leisure Co.	2,406	134,423
Wyndham Hotels & Resorts, Inc.	2,940	288,649
Wynn Resorts, Ltd.	968	91,360
		2,608,813
Machinery-Construction & Mining — 0.4%
BWX Technologies, Inc.	1,633	213,678
Caterpillar, Inc.	3,068	1,245,945
GE Vernova, Inc.†	2,076	693,633
Vertiv Holdings Co., Class A	2,393	305,347
		2,458,603
Machinery-Diversified — 1.1%
AGCO Corp.#	4,980	504,026
Deere & Co.	1,209	563,273
Dover Corp.	2,071	426,419
Esab Corp.	6,008	775,513
Flowserve Corp.	2,964	180,863
Gates Industrial Corp. PLC†	44,477	985,610
Graco, Inc.	1,762	160,483
IDEX Corp.	1,139	262,688
Ingersoll Rand, Inc.	4,224	440,014
Middleby Corp.†	1,979	283,769
Nordson Corp.	994	259,424
Otis Worldwide Corp.	6,543	673,798
Toro Co.	1,718	149,603
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.	4,564	$ 915,630
Xylem, Inc.	1,999	253,373
		6,834,486
Media — 1.7%
Charter Communications, Inc., Class A†	1,347	534,712
Comcast Corp., Class A	38,424	1,659,532
FactSet Research Systems, Inc.	1,135	556,910
Fox Corp., Class A	18,887	889,955
Fox Corp., Class B	18,427	824,240
Liberty Global, Ltd., Class A†	16,012	226,250
Liberty Global, Ltd., Class C†	15,676	229,183
New York Times Co., Class A	7,634	414,221
News Corp., Class A	25,911	760,488
News Corp., Class B	24,940	800,325
Nexstar Media Group, Inc.	4,359	743,602
Paramount Global, Class A	11,353	258,394
Paramount Global, Class B	34,353	372,730
Sirius XM Holdings, Inc.	35,020	943,789
Walt Disney Co.	8,998	1,056,995
Warner Bros. Discovery, Inc.†	56,425	591,334
		10,862,660
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	658	89,021
Timken Co.	2,712	210,044
Valmont Industries, Inc.	640	222,631
		521,696
Miscellaneous Manufacturing — 0.8%
3M Co.	4,035	538,794
A.O. Smith Corp.	5,563	414,388
Axon Enterprise, Inc.†	487	315,069
Carlisle Cos., Inc.	1,172	535,252
Donaldson Co., Inc.	7,867	614,019
Illinois Tool Works, Inc.	3,411	946,621
ITT, Inc.	1,093	170,639
Parker-Hannifin Corp.	492	345,827
Teledyne Technologies, Inc.†	891	432,367
Textron, Inc.	7,421	635,460
		4,948,436
Oil & Gas — 2.1%
APA Corp.	8,131	184,167
Chevron Corp.	13,054	2,113,834
ConocoPhillips	12,700	1,375,918
Diamondback Energy, Inc.	1,228	218,080
EOG Resources, Inc.	4,019	535,572
Exxon Mobil Corp.	42,780	5,046,329
HF Sinclair Corp.	7,489	306,525
Marathon Petroleum Corp.	6,860	1,071,189
Occidental Petroleum Corp.	7,651	386,988
Ovintiv, Inc.	4,008	182,043
Phillips 66	6,145	823,307
Valero Energy Corp.	5,776	803,326
		13,047,278
Oil & Gas Services — 0.1%
Baker Hughes Co.	2,712	119,192
NOV, Inc.	10,411	166,784
Schlumberger NV	5,525	242,769
		528,745

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers — 0.4%
Amcor PLC	15,603	$ 166,016
AptarGroup, Inc.	1,807	312,539
Ardagh Group SA#†	10,044	92,405
Berry Global Group, Inc.	5,216	377,169
Graphic Packaging Holding Co.	5,001	150,480
Packaging Corp. of America	1,293	321,763
Silgan Holdings, Inc.	5,259	302,550
Smurfit WestRock PLC	5,598	308,002
Sonoco Products Co.	6,748	350,086
		2,381,010
Pharmaceuticals — 4.5%
AbbVie, Inc.	20,655	3,778,419
Becton Dickinson & Co.	1,439	319,314
Bristol-Myers Squibb Co.	30,906	1,830,253
Cardinal Health, Inc.	8,296	1,014,103
Cencora, Inc.	3,098	779,302
CVS Health Corp.	14,838	888,054
Elanco Animal Health, Inc.†	32,451	428,678
Eli Lilly & Co.	8,602	6,841,601
Henry Schein, Inc.†	8,679	668,717
Jazz Pharmaceuticals PLC†	5,088	618,650
Johnson & Johnson	26,767	4,149,153
McKesson Corp.	2,378	1,494,573
Merck & Co., Inc.	26,162	2,659,106
Neurocrine Biosciences, Inc.†	959	121,553
Pfizer, Inc.	15,665	410,579
Premier, Inc., Class A#	25,347	580,446
Viatris, Inc.	83,663	1,095,149
Zoetis, Inc.	3,079	539,595
		28,217,245
Pipelines — 0.6%
Antero Midstream Corp.	20,176	322,211
Cheniere Energy, Inc.	3,171	710,336
DT Midstream, Inc.	4,734	502,372
Kinder Morgan, Inc.	18,697	528,564
ONEOK, Inc.	4,277	485,867
Targa Resources Corp.	2,919	596,352
Williams Cos., Inc.	10,843	634,532
		3,780,234
Private Equity — 0.1%
Blackstone, Inc.	2,437	465,686
KKR & Co., Inc.	2,416	393,494
		859,180
Real Estate — 0.0%
Jones Lang LaSalle, Inc.†	820	230,092
REITS — 1.7%
Agree Realty Corp.	3,687	283,162
Alexandria Real Estate Equities, Inc.	1,373	151,346
American Homes 4 Rent, Class A	5,902	225,988
American Tower Corp.	1,155	241,395
Americold Realty Trust, Inc.	7,157	170,766
Annaly Capital Management, Inc.	6,382	127,193
AvalonBay Communities, Inc.	982	231,114
Brixmor Property Group, Inc.	8,790	264,315
Camden Property Trust	2,323	292,233
Cousins Properties, Inc.	9,108	289,088
Crown Castle, Inc.	1,042	110,712
CubeSmart	1,726	85,541
Security Description	Shares or Principal Amount	Value

REITS (continued)
Digital Realty Trust, Inc.	864	$ 169,076
EastGroup Properties, Inc.	730	125,713
EPR Properties	4,627	209,927
Equity LifeStyle Properties, Inc.	2,440	174,045
Equity Residential	2,967	227,450
Essex Property Trust, Inc.	460	142,812
Federal Realty Investment Trust	1,647	192,123
First Industrial Realty Trust, Inc.	3,633	194,184
Gaming & Leisure Properties, Inc.	4,746	244,941
Highwoods Properties, Inc.	9,984	324,081
Host Hotels & Resorts, Inc.	20,141	370,997
Invitation Homes, Inc.	5,024	172,072
Iron Mountain, Inc.	3,921	484,910
Kilroy Realty Corp.	11,548	479,588
Mid-America Apartment Communities, Inc.	1,237	203,066
NNN REIT, Inc.	4,938	217,173
Omega Healthcare Investors, Inc.	4,903	199,111
Park Hotels & Resorts, Inc.	8,216	127,759
Public Storage	323	112,420
Rayonier, Inc.	2,273	72,440
Realty Income Corp.	4,794	277,525
Regency Centers Corp.	2,705	204,471
Rithm Capital Corp.	68,229	767,576
Simon Property Group, Inc.	1,071	196,636
STAG Industrial, Inc.	4,295	158,013
Starwood Property Trust, Inc.	9,442	192,334
Sun Communities, Inc.	1,424	179,894
UDR, Inc.	3,532	161,978
VICI Properties, Inc.	8,897	290,131
Vornado Realty Trust	13,520	582,036
Welltower, Inc.	3,314	457,928
Weyerhaeuser Co.	3,557	114,749
WP Carey, Inc.	4,358	248,667
		10,748,679
Retail — 6.4%
Advance Auto Parts, Inc.#	9,762	403,659
AutoNation, Inc.†	2,821	504,649
AutoZone, Inc.†	403	1,277,325
Bath & Body Works, Inc.	13,167	477,172
Best Buy Co., Inc.	6,235	561,150
BJ's Wholesale Club Holdings, Inc.†	1,374	132,316
Burlington Stores, Inc.†	1,088	306,685
Casey's General Stores, Inc.	2,896	1,218,897
Cava Group, Inc.†	949	133,714
Chipotle Mexican Grill, Inc.†	7,400	455,248
Costco Wholesale Corp.	4,842	4,705,843
Darden Restaurants, Inc.	1,737	306,181
Dick's Sporting Goods, Inc.	4,955	1,026,874
Dollar General Corp.	2,330	180,039
Dollar Tree, Inc.#†	4,292	305,891
Domino's Pizza, Inc.	678	322,857
Ferguson Enterprises, Inc.	1,328	286,755
Floor & Decor Holdings, Inc., Class A†	1,674	187,840
Gap, Inc.	27,191	659,382
Genuine Parts Co.	5,242	664,319
Home Depot, Inc.	11,326	4,860,326
Kohl's Corp.#	21,603	323,397
Lowe's Cos., Inc.	7,932	2,160,915
Lululemon Athletica, Inc.†	1,782	571,416
Macy's, Inc.	32,625	529,830
McDonald's Corp.	5,353	1,584,541
MSC Industrial Direct Co., Inc., Class A	7,723	663,251

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Murphy USA, Inc.	381	$ 208,712
Nordstrom, Inc.	14,400	327,024
Ollie's Bargain Outlet Holdings, Inc.†	1,019	100,830
O'Reilly Automotive, Inc.†	1,281	1,592,565
Penske Automotive Group, Inc.	5,545	923,464
Ross Stores, Inc.	2,319	359,144
Starbucks Corp.	1,757	180,022
Target Corp.	6,276	830,378
Texas Roadhouse, Inc.	1,493	306,468
TJX Cos., Inc.	11,377	1,429,975
Tractor Supply Co.	3,060	868,030
Ulta Beauty, Inc.†	1,422	549,802
Walmart, Inc.	56,318	5,209,415
Wendy's Co.	13,155	241,526
Williams-Sonoma, Inc.	8,846	1,521,689
Wingstop, Inc.	590	193,974
Yum! Brands, Inc.	6,749	937,706
		40,591,196
Savings & Loans — 0.0%
TFS Financial Corp.	9,616	135,970
Semiconductors — 9.2%
Advanced Micro Devices, Inc.†	7,940	1,089,170
Allegro MicroSystems, Inc.†	6,293	136,747
Amkor Technology, Inc.	20,112	531,761
Analog Devices, Inc.	694	151,327
Applied Materials, Inc.	11,002	1,922,159
Broadcom, Inc.	40,990	6,643,659
Cirrus Logic, Inc.†	11,371	1,187,701
Intel Corp.	18,640	448,292
IPG Photonics Corp.†	1,729	134,931
KLA Corp.	1,708	1,105,127
Lam Research Corp.	14,700	1,086,036
Lattice Semiconductor Corp.†	1,725	97,894
Microchip Technology, Inc.	2,958	201,647
Micron Technology, Inc.	1,682	164,752
MKS Instruments, Inc.	3,994	453,878
Monolithic Power Systems, Inc.	459	260,547
NVIDIA Corp.	266,139	36,793,717
ON Semiconductor Corp.†	8,354	594,136
Qorvo, Inc.†	3,734	257,833
QUALCOMM, Inc.	15,493	2,456,105
Skyworks Solutions, Inc.	5,398	472,811
Teradyne, Inc.	3,313	364,430
Texas Instruments, Inc.	7,845	1,577,080
		58,131,740
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,100	415,632
Software — 11.2%
Adobe, Inc.†	4,845	2,499,681
Akamai Technologies, Inc.†	6,652	625,421
ANSYS, Inc.†	379	133,067
AppLovin Corp., Class A†	9,513	3,203,503
Atlassian Corp., Class A†	2,978	784,941
Autodesk, Inc.†	2,288	667,867
BILL Holdings, Inc.†	5,383	485,654
Broadridge Financial Solutions, Inc.	1,432	337,981
Cadence Design Systems, Inc.†	3,865	1,185,821
CCC Intelligent Solutions Holdings, Inc.†	26,681	336,181
Concentrix Corp.#	5,016	225,469
Datadog, Inc., Class A†	972	148,473
Security Description	Shares or Principal Amount	Value

Software (continued)
DocuSign, Inc.†	6,051	$ 482,204
Dropbox, Inc., Class A†	30,409	841,113
Dynatrace, Inc.†	2,341	131,541
Electronic Arts, Inc.	4,681	766,139
Fair Isaac Corp.†	600	1,425,018
Fiserv, Inc.†	5,482	1,211,303
Guidewire Software, Inc.†	1,434	290,944
HubSpot, Inc.†	837	603,519
Informatica, Inc., Class A†	6,396	169,622
Intuit, Inc.	2,576	1,653,096
Jack Henry & Associates, Inc.	1,827	321,881
Manhattan Associates, Inc.†	2,718	775,826
Microsoft Corp.	83,259	35,256,856
MicroStrategy, Inc., Class A†	812	314,626
MongoDB, Inc.†	277	89,330
Nutanix, Inc., Class A†	13,275	866,592
Oracle Corp.	9,501	1,756,165
Palantir Technologies, Inc., Class A†	7,884	528,859
Paychex, Inc.	2,404	351,633
Pegasystems, Inc.	4,890	464,403
Playtika Holding Corp.	32,146	270,669
PTC, Inc.†	2,477	495,549
RingCentral, Inc., Class A†	15,274	574,761
Roper Technologies, Inc.	1,369	775,456
Salesforce, Inc.	7,971	2,630,350
ServiceNow, Inc.†	1,801	1,890,041
Smartsheet, Inc., Class A†	3,056	170,983
SS&C Technologies Holdings, Inc.	7,136	551,898
Synopsys, Inc.†	1,466	818,746
Take-Two Interactive Software, Inc.†	1,444	272,021
Teradata Corp.†	25,032	773,489
Twilio, Inc., Class A†	12,607	1,317,936
Tyler Technologies, Inc.†	508	319,618
Workday, Inc., Class A†	1,109	277,239
Zoom Communications, Inc., Class A†	8,217	679,464
		70,752,949
Telecommunications — 1.7%
Arista Networks, Inc.†	2,021	820,162
AT&T, Inc.	74,485	1,725,073
Ciena Corp.†	1,408	98,166
Cisco Systems, Inc.	36,757	2,176,382
Corning, Inc.	9,145	445,087
Juniper Networks, Inc.	10,290	369,617
Motorola Solutions, Inc.	2,807	1,402,658
T-Mobile US, Inc.	4,296	1,060,854
Ubiquiti, Inc.#	2,070	717,234
Verizon Communications, Inc.	38,261	1,696,493
		10,511,726
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	18,133	344,890
Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	3,217	339,651
CSX Corp.	10,755	393,095
Expeditors International of Washington, Inc.	2,262	275,150
FedEx Corp.	1,453	439,780
Kirby Corp.†	3,442	435,447
Landstar System, Inc.	4,375	813,400
Old Dominion Freight Line, Inc.	595	133,958
Union Pacific Corp.	2,949	721,502
XPO, Inc.†	1,075	163,841
		3,715,824

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.0%
American Water Works Co., Inc.	753	$ 103,116
Essential Utilities, Inc.	3,124	125,054
		228,170
Total Common Stocks (cost $372,880,211)		627,322,491
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
Vanguard Russell 1000 ETF # (cost $613,087)	2,361	649,605
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. (1) (cost $0)	1,081	0
Total Long-Term Investment Securities (cost $373,493,298)		627,972,096
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.64%(2)(3) (cost $214,671)	214,671	214,671
TOTAL INVESTMENTS (cost $373,707,969)(4)	99.6%	628,186,767
Other assets less liabilities	0.4	2,428,591
NET ASSETS	100.0%	$630,615,358
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of November 30, 2024.
(3)	At November 30, 2024, the Fund had loaned securities with a total value of $6,578,074. This was secured by collateral of $214,671, which was received in cash and subsequently invested in short-term investments currently valued at $214,671 as reported in the Portfolio of Investments. Additional collateral of $6,563,370 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$44,997
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	603,168
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	44,341
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	131,936
United States Treasury Bills	0.00%	12/26/2024 to 10/02/2025	19,149
United States Treasury Notes/Bonds	0.00% to 6.38%	12/15/2024 to 08/15/2054	5,719,779
(4)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$2,288,605	$92,405	$—	$2,381,010
Other Industries	624,941,481	—	—	624,941,481
Unaffiliated Investment Companies	649,605	—	—	649,605
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	214,671	—	—	214,671
Total Investments at Value	$628,094,362	$92,405	$0	$628,186,767
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Aerospace/Defense — 0.2%
General Electric Co.	1,765	$ 321,512
HEICO Corp.	534	145,980
HEICO Corp., Class A	998	210,708
Howmet Aerospace, Inc.	2,049	242,561
Lockheed Martin Corp.	1,296	686,115
TransDigm Group, Inc.	316	395,938
		2,002,814
Apparel — 0.5%
Crocs, Inc.†	4,892	516,595
Deckers Outdoor Corp.†	17,563	3,441,646
NIKE, Inc., Class B	10,847	854,418
Skechers USA, Inc., Class A†	12,723	811,982
		5,624,641
Auto Manufacturers — 2.2%
Tesla, Inc.†	65,970	22,770,205
Banks — 0.2%
Morgan Stanley	6,936	912,847
NU Holdings, Ltd., Class A†	20,322	254,635
Popular, Inc.	4,956	492,428
		1,659,910
Beverages — 1.0%
Boston Beer Co., Inc., Class A†	3,576	1,130,874
Coca-Cola Co.	21,608	1,384,640
Monster Beverage Corp.†	14,076	776,010
PepsiCo, Inc.	46,277	7,563,976
		10,855,500
Biotechnology — 1.2%
Amgen, Inc.	3,531	998,814
Exelixis, Inc.†	107,534	3,920,690
Incyte Corp.†	35,666	2,660,327
Regeneron Pharmaceuticals, Inc.†	3,893	2,920,606
Sarepta Therapeutics, Inc.†	8,808	1,174,459
Vertex Pharmaceuticals, Inc.†	2,162	1,012,097
Viking Therapeutics, Inc.#†	2,983	157,920
		12,844,913
Building Materials — 0.2%
Armstrong World Industries, Inc.	1,580	252,531
Builders FirstSource, Inc.†	1,722	321,101
Eagle Materials, Inc.	1,639	506,320
Lennox International, Inc.	642	428,298
Trane Technologies PLC	1,110	462,004
Vulcan Materials Co.	581	167,404
		2,137,658
Chemicals — 0.3%
Celanese Corp.	4,078	298,550
Ecolab, Inc.	5,836	1,451,822
RPM International, Inc.	3,824	530,695
Sherwin-Williams Co.	2,515	999,461
		3,280,528
Commercial Services — 2.0%
Automatic Data Processing, Inc.	5,716	1,754,412
Booz Allen Hamilton Holding Corp.	5,489	813,360
Bright Horizons Family Solutions, Inc.†	1,321	152,747
Cintas Corp.	7,480	1,688,909
Corpay, Inc.†	5,022	1,914,286
Grand Canyon Education, Inc.†	22,973	3,781,126
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
H&R Block, Inc.	11,043	$ 654,629
Moody's Corp.	9,295	4,647,314
Morningstar, Inc.	9,065	3,210,370
Quanta Services, Inc.	894	308,001
Rollins, Inc.	14,301	719,769
Toast, Inc., Class A†	2,712	118,081
Valvoline, Inc.†	4,164	165,352
Verisk Analytics, Inc.	2,205	648,733
WEX, Inc.#†	660	124,516
		20,701,605
Computers — 12.3%
Apple, Inc.	506,650	120,243,244
Crowdstrike Holdings, Inc., Class A†	797	275,738
Dell Technologies, Inc., Class C	8,012	1,022,251
EPAM Systems, Inc.†	4,297	1,048,124
Fortinet, Inc.†	38,612	3,670,071
Gartner, Inc.†	1,589	822,991
Globant SA#†	2,902	660,960
HP, Inc.	15,630	553,771
KBR, Inc.	5,233	318,323
NetApp, Inc.	2,806	344,128
Pure Storage, Inc., Class A†	7,353	389,635
		129,349,236
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	22,320	2,156,781
e.l.f. Beauty, Inc.#†	15,269	1,977,641
Estee Lauder Cos., Inc., Class A	1,299	93,684
Procter & Gamble Co.	14,153	2,537,067
		6,765,173
Distribution/Wholesale — 0.5%
Copart, Inc.†	12,477	790,917
Core & Main, Inc., Class A†	10,680	518,514
Fastenal Co.	13,986	1,168,670
Pool Corp.	934	352,202
SiteOne Landscape Supply, Inc.†	3,840	588,480
WW Grainger, Inc.	1,254	1,511,497
		4,930,280
Diversified Financial Services — 5.4%
Ally Financial, Inc.	20,750	829,585
American Express Co.	4,932	1,502,682
Ameriprise Financial, Inc.	4,000	2,295,880
Apollo Global Management, Inc.	9,227	1,615,002
Ares Management Corp., Class A	1,648	291,251
Blue Owl Capital, Inc.#	9,034	214,377
Coinbase Global, Inc., Class A†	3,963	1,173,840
Credit Acceptance Corp.†	134	66,692
Houlihan Lokey, Inc.	2,642	499,576
Jefferies Financial Group, Inc.	12,174	963,450
LPL Financial Holdings, Inc.	3,512	1,141,927
Mastercard, Inc., Class A	37,929	20,213,881
Tradeweb Markets, Inc., Class A	15,925	2,157,837
Visa, Inc., Class A	71,896	22,652,992
Western Union Co.	104,896	1,154,905
		56,773,877
Electric — 0.2%
Constellation Energy Corp.	514	131,872

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
NRG Energy, Inc.	9,253	$ 940,197
Vistra Corp.	6,718	1,073,805
		2,145,874
Electrical Components & Equipment — 0.1%
Generac Holdings, Inc.†	3,181	598,664
Electronics — 0.7%
Amphenol Corp., Class A	80,891	5,876,731
Honeywell International, Inc.	1,228	286,038
Jabil, Inc.	6,200	842,146
		7,004,915
Engineering & Construction — 1.8%
Comfort Systems USA, Inc.	14,698	7,250,082
EMCOR Group, Inc.	14,540	7,417,145
TopBuild Corp.†	9,530	3,722,799
		18,390,026
Entertainment — 0.1%
Churchill Downs, Inc.	778	110,562
Live Nation Entertainment, Inc.†	2,489	344,104
Madison Square Garden Sports Corp.†	1,691	388,845
Vail Resorts, Inc.	467	83,705
		927,216
Environmental Control — 0.1%
Tetra Tech, Inc.	4,654	193,187
Veralto Corp.	2,251	243,536
Waste Management, Inc.	4,113	938,669
		1,375,392
Food — 0.3%
Hershey Co.	916	161,335
Performance Food Group Co.†	14,825	1,308,158
Pilgrim's Pride Corp.†	21,664	1,118,079
Sysco Corp.	12,105	933,417
		3,520,989
Hand/Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	779	170,196
Healthcare-Products — 0.8%
Align Technology, Inc.†	327	76,116
Edwards Lifesciences Corp.†	1,896	135,280
IDEXX Laboratories, Inc.†	1,339	564,723
Inspire Medical Systems, Inc.†	2,933	565,365
Insulet Corp.†	337	89,905
Intuitive Surgical, Inc.†	2,140	1,159,880
Natera, Inc.†	1,539	258,213
ResMed, Inc.	734	182,781
Stryker Corp.	14,795	5,801,859
		8,834,122
Healthcare-Services — 0.8%
Chemed Corp.	2,137	1,223,197
Cigna Group	2,879	972,526
DaVita, Inc.†	5,717	949,994
Elevance Health, Inc.	707	287,721
Fortrea Holdings, Inc.†	41,980	883,679
HCA Healthcare, Inc.	759	248,360
IQVIA Holdings, Inc.†	2,836	569,582
Medpace Holdings, Inc.†	320	109,002
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Molina Healthcare, Inc.†	7,998	$ 2,382,604
UnitedHealth Group, Inc.	744	453,989
		8,080,654
Home Furnishings — 0.2%
SharkNinja, Inc.†	21,009	2,112,455
Tempur Sealy International, Inc.	2,640	147,787
		2,260,242
Household Products/Wares — 0.1%
Avery Dennison Corp.	1,237	254,760
Clorox Co.	2,917	487,635
Kimberly-Clark Corp.	4,190	583,877
		1,326,272
Insurance — 1.8%
Allstate Corp.	1,028	213,197
Arthur J. Gallagher & Co.	1,983	619,172
Brown & Brown, Inc.	55,842	6,315,730
Equitable Holdings, Inc.	15,624	753,546
Everest Group, Ltd.	2,871	1,112,685
Markel Group, Inc.†	388	691,773
Marsh & McLennan Cos., Inc.	3,863	900,967
Progressive Corp.	26,801	7,206,253
RLI Corp.	1,448	254,703
Ryan Specialty Holdings, Inc.	3,792	285,917
		18,353,943
Internet — 21.0%
Alphabet, Inc., Class A	226,997	38,351,143
Alphabet, Inc., Class C	185,127	31,562,302
Amazon.com, Inc.†	350,072	72,776,468
Booking Holdings, Inc.	620	3,225,228
CDW Corp.	3,529	620,857
Coupang, Inc.†	23,295	590,761
DoorDash, Inc., Class A†	1,831	330,459
Etsy, Inc.†	9,850	540,371
Expedia Group, Inc.†	5,470	1,009,871
GoDaddy, Inc., Class A†	23,094	4,562,682
Lyft, Inc., Class A†	21,768	377,893
Meta Platforms, Inc., Class A	83,506	47,959,166
Netflix, Inc.†	11,619	10,303,845
Okta, Inc.†	4,304	333,818
Palo Alto Networks, Inc.†	1,759	682,175
Pinterest, Inc., Class A†	13,208	400,467
Spotify Technology SA†	9,087	4,334,136
TripAdvisor, Inc.†	42,494	608,939
Uber Technologies, Inc.†	11,797	848,912
VeriSign, Inc.†	5,574	1,043,341
		220,462,834
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.†	26,144	325,493
Leisure Time — 0.4%
Royal Caribbean Cruises, Ltd.	1,745	425,885
YETI Holdings, Inc.†	95,176	3,842,255
		4,268,140
Lodging — 0.2%
Choice Hotels International, Inc.	2,014	304,597
Hilton Worldwide Holdings, Inc.	2,399	608,003
Hyatt Hotels Corp., Class A#	3,153	497,985
Las Vegas Sands Corp.	9,767	518,237

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging (continued)
Wyndham Hotels & Resorts, Inc.	2,561	$ 251,439
Wynn Resorts, Ltd.	3,275	309,094
		2,489,355
Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.	2,702	353,557
Caterpillar, Inc.	740	300,521
Vertiv Holdings Co., Class A	15,369	1,961,084
		2,615,162
Machinery-Diversified — 0.0%
Cognex Corp.	1,467	58,651
Media — 0.2%
FactSet Research Systems, Inc.	628	308,141
Liberty Media Corp.-Liberty Formula One, Class A†	3,448	278,943
Liberty Media Corp.-Liberty Formula One, Class C†	4,001	353,528
Nexstar Media Group, Inc.	5,905	1,007,334
		1,947,946
Mining — 0.0%
Southern Copper Corp.#	970	97,339
Miscellaneous Manufacturing — 0.1%
3M Co.	1,343	179,331
Axon Enterprise, Inc.†	331	214,144
Carlisle Cos., Inc.	668	305,075
Illinois Tool Works, Inc.	1,765	489,823
		1,188,373
Oil & Gas — 0.1%
Hess Corp.	714	105,086
Texas Pacific Land Corp.	52	83,205
Viper Energy, Inc.	5,689	307,832
		496,123
Packaging & Containers — 0.0%
Sealed Air Corp.	7,324	268,058
Pharmaceuticals — 4.4%
AbbVie, Inc.	11,675	2,135,708
Cardinal Health, Inc.	5,289	646,527
Cencora, Inc.	20,757	5,221,423
Eli Lilly & Co.	26,321	20,934,407
McKesson Corp.	1,528	960,348
Merck & Co., Inc.	125,140	12,719,230
Neurocrine Biosciences, Inc.†	25,338	3,211,592
Zoetis, Inc.	3,288	576,222
		46,405,457
Pipelines — 0.2%
Antero Midstream Corp.	27,796	443,902
Cheniere Energy, Inc.	5,324	1,192,629
Targa Resources Corp.	3,761	768,373
		2,404,904
Private Equity — 0.1%
Blackstone, Inc.	2,970	567,537
KKR & Co., Inc.	4,066	662,230
		1,229,767
Real Estate — 0.1%
Jones Lang LaSalle, Inc.†	4,068	1,141,481
REITS — 0.2%
American Tower Corp.	3,408	712,272
Security Description	Shares or Principal Amount	Value

REITS (continued)
Equinix, Inc.	91	$ 89,315
Iron Mountain, Inc.	5,092	629,727
Public Storage	658	229,017
Simon Property Group, Inc.	1,380	253,368
		1,913,699
Retail — 3.9%
AutoZone, Inc.†	368	1,166,391
Burlington Stores, Inc.†	1,085	305,840
Carvana Co.†	1,313	341,931
Casey's General Stores, Inc.	2,476	1,042,124
Cava Group, Inc.†	1,563	220,227
Chipotle Mexican Grill, Inc.†	11,929	733,872
Costco Wholesale Corp.	11,235	10,919,072
Darden Restaurants, Inc.	1,613	284,323
Dick's Sporting Goods, Inc.	3,772	781,709
Domino's Pizza, Inc.	1,217	579,523
Ferguson Enterprises, Inc.	1,501	324,111
Home Depot, Inc.	19,038	8,169,777
Lululemon Athletica, Inc.†	4,936	1,582,778
McDonald's Corp.	1,239	366,756
Murphy USA, Inc.	2,168	1,187,630
O'Reilly Automotive, Inc.†	1,192	1,481,918
Ross Stores, Inc.	2,638	408,547
Texas Roadhouse, Inc.	3,000	615,810
TJX Cos., Inc.	19,192	2,412,242
Tractor Supply Co.	2,340	663,788
Ulta Beauty, Inc.†	3,147	1,216,756
Wendy's Co.	16,110	295,780
Williams-Sonoma, Inc.	8,049	1,384,589
Wingstop, Inc.	9,501	3,123,644
Yum! Brands, Inc.	5,807	806,825
		40,415,963
Semiconductors — 15.6%
Advanced Micro Devices, Inc.†	14,614	2,004,676
Applied Materials, Inc.	27,841	4,864,101
Astera Labs, Inc.†	3,523	363,750
Broadcom, Inc.	168,355	27,286,978
KLA Corp.	6,939	4,489,741
Lam Research Corp.	14,719	1,087,440
Lattice Semiconductor Corp.†	2,199	124,793
MKS Instruments, Inc.	8,129	923,780
NVIDIA Corp.	863,985	119,445,926
QUALCOMM, Inc.	18,836	2,986,071
Texas Instruments, Inc.	1,133	227,767
		163,805,023
Software — 16.9%
Adobe, Inc.†	16,189	8,352,391
Appfolio, Inc., Class A†	10,836	2,749,635
AppLovin Corp., Class A†	10,937	3,683,035
Atlassian Corp., Class A†	2,820	743,296
Autodesk, Inc.†	3,240	945,756
Bentley Systems, Inc., Class B	4,892	242,154
BILL Holdings, Inc.†	8,755	789,876
Broadridge Financial Solutions, Inc.	1,875	442,537
Cadence Design Systems, Inc.†	6,915	2,121,591
Datadog, Inc., Class A†	483	73,778
DocuSign, Inc.†	21,102	1,681,618
Dropbox, Inc., Class A†	37,353	1,033,184
Dynatrace, Inc.†	34,449	1,935,689
Fair Isaac Corp.†	758	1,800,273
Fiserv, Inc.†	12,938	2,858,780

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Five9, Inc.†	15,745	$ 649,954
Guidewire Software, Inc.†	1,155	234,338
HubSpot, Inc.†	863	622,266
Intuit, Inc.	8,797	5,645,299
Manhattan Associates, Inc.†	12,344	3,523,471
Microsoft Corp.	259,306	109,805,719
MicroStrategy, Inc., Class A†	1,074	416,143
Nutanix, Inc., Class A†	9,985	651,821
Oracle Corp.	17,431	3,221,946
Paychex, Inc.	14,983	2,191,563
Paycom Software, Inc.	8,878	2,058,986
Pegasystems, Inc.	11,819	1,122,450
PTC, Inc.†	3,326	665,400
RingCentral, Inc., Class A†	36,298	1,365,894
Salesforce, Inc.	19,070	6,292,909
ServiceNow, Inc.†	2,086	2,189,132
Smartsheet, Inc., Class A†	7,883	441,054
Synopsys, Inc.†	5,187	2,896,888
Teradata Corp.†	29,726	918,533
Twilio, Inc., Class A†	15,019	1,570,086
Tyler Technologies, Inc.†	805	506,482
Workday, Inc., Class A†	1,638	409,484
		176,853,411
Telecommunications — 0.7%
Arista Networks, Inc.†	12,865	5,220,874
Iridium Communications, Inc.	19,539	580,699
Motorola Solutions, Inc.	2,394	1,196,282
Ubiquiti, Inc.#	1,901	658,678
		7,656,533
Transportation — 0.1%
Expeditors International of Washington, Inc.	4,071	495,197
Union Pacific Corp.	1,529	374,085
		869,282
Total Common Stocks (cost $628,526,131)		1,029,597,839
CONVERTIBLE PREFERRED STOCKS — 0.1%
Software — 0.1%
Databricks, Inc. Series G(1)(2) (cost $323,873)	5,478	454,674
UNAFFILIATED INVESTMENT COMPANIES — 1.2%
iShares Russell 1000 Growth ETF (cost $12,588,895)	32,016	12,754,534
Total Long-Term Investment Securities (cost $641,438,899)		1,042,807,047
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59%(3) (cost $175)	175	$ 175
TOTAL INVESTMENTS (cost $641,439,074)(4)	99.5%	1,042,807,222
Other assets less liabilities	0.5	5,624,700
NET ASSETS	100.0%	$1,048,431,922
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At November 30, 2024, the Fund had loaned securities with a total value of $2,525,017. This was secured by collateral of $2,597,601 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$21,630
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	289,941
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	21,314
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	63,421
United States Treasury Bills	0.00%	01/21/2025 to 02/13/2025	8
United States Treasury Notes/Bonds	0.00% to 5.00%	01/15/2025 to 08/15/2054	2,201,287
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2024, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Databricks, Inc. Series G	02/01/2021	5,478	$323,873	$454,674	$83.00	0.1%
(3)	The rate shown is the 7-day yield as of November 30, 2024.
(4)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,029,597,839	$—	$—	$1,029,597,839
Convertible Preferred Stocks	—	—	454,674	454,674
Unaffiliated Investment Companies	12,754,534	—	—	12,754,534
Short-Term Investments	175	—	—	175
Total Investments at Value	$1,042,352,548	$—	$454,674	$1,042,807,222
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Advertising — 0.6%
Omnicom Group, Inc.	28,018	$ 2,936,847
Aerospace/Defense — 3.5%
Curtiss-Wright Corp.	12,179	4,550,440
General Dynamics Corp.	20,105	5,710,021
Howmet Aerospace, Inc.	6,105	722,710
RTX Corp.	26,032	3,171,478
TransDigm Group, Inc.	2,173	2,722,704
		16,877,353
Agriculture — 0.6%
Philip Morris International, Inc.	20,311	2,702,582
Auto Manufacturers — 1.2%
Cummins, Inc.	3,546	1,329,892
Ford Motor Co.	57,912	644,560
General Motors Co.	65,849	3,660,546
		5,634,998
Auto Parts & Equipment — 1.0%
Allison Transmission Holdings, Inc.	16,794	1,990,089
Aptiv PLC†	23,580	1,309,398
BorgWarner, Inc.	23,685	812,869
Gentex Corp.	15,557	475,422
		4,587,778
Banks — 6.9%
Bank of America Corp.	89,065	4,231,478
Bank of New York Mellon Corp.	76,631	6,273,780
Citigroup, Inc.	7,265	514,870
East West Bancorp, Inc.	6,226	682,868
JPMorgan Chase & Co.	66,037	16,490,760
State Street Corp.	40,731	4,012,411
Wells Fargo & Co.	14,468	1,102,027
		33,308,194
Beverages — 1.1%
PepsiCo, Inc.	32,239	5,269,465
Biotechnology — 4.9%
Amgen, Inc.	14,614	4,133,862
Exelixis, Inc.†	130,393	4,754,129
Gilead Sciences, Inc.	46,446	4,299,971
Illumina, Inc.†	18,406	2,653,225
Incyte Corp.†	50,010	3,730,246
United Therapeutics Corp.†	10,791	3,997,957
		23,569,390
Building Materials — 0.6%
Trane Technologies PLC	6,844	2,848,610
Chemicals — 1.8%
LyondellBasell Industries NV, Class A	11,464	955,410
PPG Industries, Inc.	39,673	4,934,131
RPM International, Inc.	20,748	2,879,407
		8,768,948
Commercial Services — 0.3%
Block, Inc.†	11,011	975,024
Global Payments, Inc.	5,492	653,328
		1,628,352
Computers — 6.5%
Accenture PLC, Class A	8,337	3,021,079
Amdocs, Ltd.	23,705	2,055,698
Security Description	Shares or Principal Amount	Value

Computers (continued)
Cognizant Technology Solutions Corp., Class A	44,638	$ 3,592,913
Crane NXT Co.	32,270	2,022,684
Dell Technologies, Inc., Class C	25,408	3,241,807
Hewlett Packard Enterprise Co.	23,416	496,887
HP, Inc.	121,343	4,299,182
International Business Machines Corp.	21,410	4,868,848
Leidos Holdings, Inc.	26,625	4,403,775
Western Digital Corp.†	47,151	3,441,551
		31,444,424
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	14,521	1,403,164
Procter & Gamble Co.	33,878	6,072,970
		7,476,134
Diversified Financial Services — 7.9%
Affiliated Managers Group, Inc.	14,793	2,774,279
American Express Co.	9,149	2,787,517
Blackrock, Inc.	7,545	7,717,026
CME Group, Inc.	26,826	6,384,588
Coinbase Global, Inc., Class A†	2,690	796,778
Interactive Brokers Group, Inc., Class A	4,247	811,559
Janus Henderson Group PLC	121,010	5,479,333
Synchrony Financial	39,857	2,691,145
T. Rowe Price Group, Inc.	46,022	5,699,364
Tradeweb Markets, Inc., Class A	6,713	909,612
Virtu Financial, Inc., Class A	24,785	924,728
Western Union Co.	85,063	936,544
		37,912,473
Electric — 0.8%
Constellation Energy Corp.	14,469	3,712,167
Electrical Components & Equipment — 2.9%
Acuity Brands, Inc.	8,638	2,770,120
Eaton Corp. PLC	20,871	7,835,391
Emerson Electric Co.	24,099	3,195,527
		13,801,038
Electronics — 2.9%
Amphenol Corp., Class A	72,350	5,256,227
Arrow Electronics, Inc.†	3,485	418,758
Honeywell International, Inc.	11,273	2,625,820
Hubbell, Inc.	1,770	814,359
nVent Electric PLC	20,310	1,590,476
TD SYNNEX Corp.	26,922	3,203,449
		13,909,089
Engineering & Construction — 1.5%
EMCOR Group, Inc.	10,955	5,588,365
TopBuild Corp.†	4,766	1,861,790
		7,450,155
Food — 2.8%
Albertsons Cos., Inc., Class A	137,347	2,726,338
Flowers Foods, Inc.	42,630	964,290
General Mills, Inc.	13,773	912,599
Hormel Foods Corp.	17,783	576,703
Kraft Heinz Co.	125,736	4,019,780
Pilgrim's Pride Corp.†	56,249	2,903,011
The Campbell's Company	33,172	1,532,546
		13,635,267
Gas — 1.0%
National Fuel Gas Co.	71,849	4,596,181

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 1.4%
MSA Safety, Inc.	4,118	$ 715,750
Snap-on, Inc.	16,454	6,082,879
		6,798,629
Healthcare-Products — 2.4%
Globus Medical, Inc., Class A†	17,826	1,526,084
Hologic, Inc.†	7,432	590,844
Medtronic PLC	23,240	2,011,189
ResMed, Inc.	1,939	482,850
Stryker Corp.	17,607	6,904,585
		11,515,552
Healthcare-Services — 3.3%
Elevance Health, Inc.	11,754	4,783,408
Molina Healthcare, Inc.†	3,497	1,041,756
UnitedHealth Group, Inc.	13,154	8,026,571
Universal Health Services, Inc., Class B	8,717	1,786,985
		15,638,720
Home Builders — 1.2%
NVR, Inc.†	383	3,537,227
PulteGroup, Inc.	16,867	2,281,599
		5,818,826
Home Furnishings — 0.1%
SharkNinja, Inc.†	5,441	547,093
Household Products/Wares — 0.7%
Church & Dwight Co., Inc.	6,272	690,735
Kimberly-Clark Corp.	18,489	2,576,442
		3,267,177
Insurance — 10.1%
Aflac, Inc.	44,546	5,078,244
Aon PLC, Class A	5,604	2,194,190
Arthur J. Gallagher & Co.	1,576	492,090
Assurant, Inc.	4,236	961,996
Berkshire Hathaway, Inc., Class B†	42,509	20,532,697
Brighthouse Financial, Inc.†	32,601	1,704,055
Brown & Brown, Inc.	45,529	5,149,330
Globe Life, Inc.	30,238	3,363,675
MGIC Investment Corp.	148,270	3,893,570
Progressive Corp.	19,516	5,247,462
		48,617,309
Internet — 0.5%
F5, Inc.†	5,700	1,426,995
IAC, Inc.†	8,763	414,753
Roku, Inc.†	5,939	409,969
		2,251,717
Iron/Steel — 0.4%
Steel Dynamics, Inc.	12,739	1,850,595
Leisure Time — 0.2%
YETI Holdings, Inc.†	28,857	1,164,957
Machinery-Diversified — 0.4%
Westinghouse Air Brake Technologies Corp.	8,727	1,750,811
Media — 3.3%
Comcast Corp., Class A	179,924	7,770,917
Paramount Global, Class B	177,969	1,930,964
Walt Disney Co.	52,731	6,194,311
		15,896,192
Security Description	Shares or Principal Amount	Value

Mining — 0.4%
Newmont Corp.	50,125	$ 2,102,242
Oil & Gas — 4.2%
APA Corp.	31,321	709,421
Chevron Corp.	4,793	776,130
Expand Energy Corp.	11,250	1,113,300
Exxon Mobil Corp.	86,619	10,217,577
Matador Resources Co.	47,791	2,867,938
Ovintiv, Inc.	99,821	4,533,870
		20,218,236
Oil & Gas Services — 0.4%
Halliburton Co.	54,243	1,728,182
Packaging & Containers — 1.7%
AptarGroup, Inc.	14,843	2,567,245
Packaging Corp. of America	22,950	5,711,108
		8,278,353
Pharmaceuticals — 4.8%
BellRing Brands, Inc.†	48,546	3,808,919
Cardinal Health, Inc.	8,689	1,062,143
Jazz Pharmaceuticals PLC†	42,353	5,149,701
Johnson & Johnson	72,405	11,223,499
McKesson Corp.	1,897	1,192,265
Organon & Co.	24,601	390,418
		22,826,945
Pipelines — 0.2%
ONEOK, Inc.	7,425	843,480
REITS — 5.7%
Agree Realty Corp.	63,297	4,861,210
Brixmor Property Group, Inc.	100,845	3,032,409
Kimco Realty Corp.	133,701	3,418,735
Mid-America Apartment Communities, Inc.	31,502	5,171,368
Omega Healthcare Investors, Inc.	13,620	553,108
Realty Income Corp.	89,072	5,156,378
SBA Communications Corp.	1,985	449,106
STAG Industrial, Inc.	123,018	4,525,832
		27,168,146
Retail — 4.5%
Genuine Parts Co.	17,576	2,227,406
Macy's, Inc.	53,642	871,146
McDonald's Corp.	18,825	5,572,388
Walgreens Boots Alliance, Inc.#	51,232	462,113
Walmart, Inc.	133,915	12,387,138
		21,520,191
Semiconductors — 1.6%
Applied Materials, Inc.	19,343	3,379,416
Micron Technology, Inc.	43,196	4,231,048
		7,610,464
Software — 1.2%
Roper Technologies, Inc.	9,287	5,260,528
Zoom Communications, Inc., Class A†	8,836	730,649
		5,991,177
Total Long-Term Investment Securities (cost $386,544,011)		475,474,439

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 11/29/2024, to be repurchased 12/02/2024 in the amount of $4,110,382 and collateralized by $4,160,900 of United States Treasury Notes, bearing interest at 4.00% due 02/15/2026 and having an approximate value of $4,192,112 (cost $4,109,889)	$4,109,889	$ 4,109,889
TOTAL INVESTMENTS (cost $390,653,900)(1)	100.0%	479,584,328
Other assets less liabilities	0.0	189,124
NET ASSETS	100.0%	$479,773,452
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At November 30, 2024, the Fund had loaned securities with a total value of $462,113. This was secured by collateral of $478,619 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$3,030
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	40,615
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	2,986
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	8,884
United States Treasury Notes/Bonds	0.00% to 6.00%	01/31/2025 to 08/15/2054	423,104
(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$475,474,439	$—	$—	$475,474,439
Repurchase Agreements	—	4,109,889	—	4,109,889
Total Investments at Value	$475,474,439	$4,109,889	$—	$479,584,328
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.2%
Agriculture — 0.2%
Archer-Daniels-Midland Co.	24,467	$ 1,335,898
Airlines — 0.5%
Delta Air Lines, Inc.	58,613	3,740,682
Apparel — 0.1%
Deckers Outdoor Corp.†	5,407	1,059,556
Auto Parts & Equipment — 0.0%
Aptiv PLC†	3,663	203,406
Banks — 0.8%
Bank of New York Mellon Corp.	18,213	1,491,098
PNC Financial Services Group, Inc.	7,386	1,585,922
Truist Financial Corp.	37,040	1,766,067
US Bancorp	14,785	787,893
		5,630,980
Beverages — 1.2%
Keurig Dr Pepper, Inc.	110,522	3,608,543
Monster Beverage Corp.†	83,538	4,605,450
		8,213,993
Biotechnology — 1.0%
Biogen, Inc.†	1,512	242,873
Moderna, Inc.†	8,876	382,200
Regeneron Pharmaceuticals, Inc.†	3,430	2,573,255
Vertex Pharmaceuticals, Inc.†	7,823	3,662,181
		6,860,509
Building Materials — 0.5%
Martin Marietta Materials, Inc.	1,970	1,182,000
Trane Technologies PLC	1,682	700,082
Vulcan Materials Co.	6,680	1,924,708
		3,806,790
Chemicals — 2.2%
Air Products & Chemicals, Inc.	6,313	2,110,625
Ecolab, Inc.	6,696	1,665,764
Linde PLC	18,788	8,661,080
Sherwin-Williams Co.	6,857	2,724,972
		15,162,441
Commercial Services — 3.5%
Automatic Data Processing, Inc.	23,587	7,239,558
Cintas Corp.	22,542	5,089,758
Moody's Corp.	5,736	2,867,885
PayPal Holdings, Inc.†	22,312	1,936,012
S&P Global, Inc.	13,188	6,890,862
Verisk Analytics, Inc.	823	242,135
		24,266,210
Computers — 5.5%
Cognizant Technology Solutions Corp., Class A	19,539	1,572,694
Crowdstrike Holdings, Inc., Class A†	5,746	1,987,944
Dell Technologies, Inc., Class C	23,224	2,963,150
EPAM Systems, Inc.†	833	203,185
Fortinet, Inc.†	14,516	1,379,746
Gartner, Inc.†	1,299	672,791
Hewlett Packard Enterprise Co.	198,458	4,211,279
HP, Inc.	210,841	7,470,097
NetApp, Inc.	63,554	7,794,262
Seagate Technology Holdings PLC	39,175	3,969,603
Security Description	Shares or Principal Amount	Value

Computers (continued)
Super Micro Computer, Inc.†	20,975	$ 684,624
Western Digital Corp.†	74,391	5,429,799
		38,339,174
Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc., Class A	8,900	641,868
Kenvue, Inc.	71,644	1,725,188
		2,367,056
Distribution/Wholesale — 0.3%
Copart, Inc.†	32,560	2,063,978
Diversified Financial Services — 9.2%
American Express Co.	21,409	6,522,894
Ameriprise Financial, Inc.	2,505	1,437,795
Blackrock, Inc.	7,784	7,961,475
Charles Schwab Corp.	40,852	3,380,912
CME Group, Inc.	14,847	3,533,586
Intercontinental Exchange, Inc.	25,750	4,144,720
Mastercard, Inc., Class A	30,378	16,189,651
Nasdaq, Inc.	3,351	278,099
T. Rowe Price Group, Inc.	1,583	196,039
Visa, Inc., Class A	64,951	20,464,761
		64,109,932
Electric — 2.5%
Consolidated Edison, Inc.	31,442	3,162,751
Eversource Energy	31,628	2,039,690
Exelon Corp.	108,697	4,300,053
FirstEnergy Corp.	46,147	1,963,555
PPL Corp.	138,176	4,826,488
WEC Energy Group, Inc.#	14,073	1,422,076
		17,714,613
Electrical Components & Equipment — 0.8%
Eaton Corp. PLC	13,251	4,974,690
Emerson Electric Co.	6,458	856,331
		5,831,021
Electronics — 0.5%
Amphenol Corp., Class A	49,450	3,592,542
TE Connectivity PLC	1,432	216,404
		3,808,946
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	6,599	912,312
Environmental Control — 1.1%
Republic Services, Inc.	14,790	3,228,657
Waste Management, Inc.	20,263	4,624,422
		7,853,079
Food — 1.2%
General Mills, Inc.	48,354	3,203,936
Hormel Foods Corp.	5,322	172,592
J.M. Smucker Co.	1,800	212,022
Kellanova	8,986	730,472
Kraft Heinz Co.	125,776	4,021,059
McCormick & Co., Inc.	5,112	400,832
		8,740,913
Healthcare-Products — 3.9%
Boston Scientific Corp.†	77,680	7,042,469
Danaher Corp.	17,326	4,152,869
Edwards Lifesciences Corp.†	16,762	1,195,968

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
GE HealthCare Technologies, Inc.	3,592	$ 298,926
IDEXX Laboratories, Inc.†	2,268	956,529
ResMed, Inc.	4,642	1,155,951
Stryker Corp.	18,819	7,379,871
Thermo Fisher Scientific, Inc.	9,644	5,107,752
Zimmer Biomet Holdings, Inc.	527	59,077
		27,349,412
Healthcare-Services — 0.9%
Centene Corp.†	9,045	542,700
Elevance Health, Inc.	8,145	3,314,689
HCA Healthcare, Inc.	5,226	1,710,052
Humana, Inc.	1,948	577,348
		6,144,789
Home Builders — 0.1%
D.R. Horton, Inc.	4,849	818,414
Household Products/Wares — 1.1%
Church & Dwight Co., Inc.	22,176	2,442,243
Kimberly-Clark Corp.	35,398	4,932,711
		7,374,954
Insurance — 3.0%
Aflac, Inc.	4,489	511,746
Aon PLC, Class A	2,823	1,105,317
Arthur J. Gallagher & Co.	8,378	2,615,947
Chubb, Ltd.	14,152	4,086,107
Marsh & McLennan Cos., Inc.	25,971	6,057,216
Progressive Corp.	18,428	4,954,921
Travelers Cos., Inc.	5,449	1,449,652
		20,780,906
Internet — 4.4%
Airbnb, Inc., Class A†	17,012	2,315,503
Booking Holdings, Inc.	1,487	7,735,344
eBay, Inc.	86,091	5,448,699
Expedia Group, Inc.†	6,155	1,136,336
Netflix, Inc.†	12,039	10,676,306
Palo Alto Networks, Inc.†	8,340	3,234,419
		30,546,607
Iron/Steel — 0.1%
Nucor Corp.	4,348	672,592
Lodging — 0.7%
Hilton Worldwide Holdings, Inc.	20,148	5,106,309
Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	13,611	5,527,563
Machinery-Diversified — 0.3%
Deere & Co.	5,052	2,353,727
Media — 1.5%
Charter Communications, Inc., Class A†	3,164	1,255,997
Comcast Corp., Class A	173,765	7,504,911
Warner Bros. Discovery, Inc.†	138,540	1,451,899
		10,212,807
Mining — 0.1%
Newmont Corp.	22,939	962,062
Oil & Gas — 3.3%
Chevron Corp.	77,258	12,510,388
Devon Energy Corp.	9,897	375,591
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Diamondback Energy, Inc.	8,259	$ 1,466,716
EOG Resources, Inc.	32,063	4,272,716
Hess Corp.	10,576	1,556,576
Occidental Petroleum Corp.	34,711	1,755,682
Valero Energy Corp.	7,416	1,031,417
		22,969,086
Oil & Gas Services — 0.2%
Schlumberger NV	24,236	1,064,930
Packaging & Containers — 0.1%
Ball Corp.	8,521	529,665
Pharmaceuticals — 2.9%
CVS Health Corp.	28,852	1,726,792
Dexcom, Inc.†	9,836	767,110
Eli Lilly & Co.	15,858	12,612,660
McKesson Corp.	2,613	1,642,271
Zoetis, Inc.	19,137	3,353,759
		20,102,592
Pipelines — 0.7%
Kinder Morgan, Inc.	35,393	1,000,560
ONEOK, Inc.	18,058	2,051,389
Williams Cos., Inc.	32,135	1,880,540
		4,932,489
Private Equity — 0.7%
Blackstone, Inc.	25,412	4,855,979
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,475	346,475
CoStar Group, Inc.†	475	38,637
		385,112
REITS — 2.9%
American Tower Corp.	13,093	2,736,437
Crown Castle, Inc.	9,371	995,669
Digital Realty Trust, Inc.	5,579	1,091,755
Equinix, Inc.	3,275	3,214,347
Extra Space Storage, Inc.	3,973	679,224
Prologis, Inc.	36,808	4,298,438
Public Storage	3,945	1,373,057
Realty Income Corp.	44,920	2,600,419
Welltower, Inc.	24,624	3,402,544
		20,391,890
Retail — 5.7%
AutoZone, Inc.†	366	1,160,052
Chipotle Mexican Grill, Inc.†	59,924	3,686,525
Darden Restaurants, Inc.	2,449	431,685
Dollar General Corp.	14,685	1,134,710
Dollar Tree, Inc.#†	14,683	1,046,457
Home Depot, Inc.	27,582	11,836,264
Lowe's Cos., Inc.	18,645	5,079,457
Lululemon Athletica, Inc.†	2,812	901,696
O'Reilly Automotive, Inc.†	1,996	2,481,467
Ross Stores, Inc.	4,960	768,155
Target Corp.	24,786	3,279,436
TJX Cos., Inc.	49,723	6,249,684
Walgreens Boots Alliance, Inc.#	91,196	822,588
Yum! Brands, Inc.	5,415	752,360
		39,630,536
Semiconductors — 13.0%
Advanced Micro Devices, Inc.†	28,597	3,922,794

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Analog Devices, Inc.	11,136	$ 2,428,205
Applied Materials, Inc.	18,826	3,289,091
Broadcom, Inc.	77,216	12,515,169
Intel Corp.	69,680	1,675,804
KLA Corp.	3,425	2,216,078
Lam Research Corp.	33,680	2,488,278
Micron Technology, Inc.	20,535	2,011,403
NVIDIA Corp.	369,681	51,108,398
NXP Semiconductors NV	1,444	331,210
QUALCOMM, Inc.	23,870	3,784,111
Texas Instruments, Inc.	25,935	5,213,713
		90,984,254
Software — 15.2%
Adobe, Inc.†	10,292	5,309,952
ANSYS, Inc.†	1,265	444,141
Autodesk, Inc.†	5,177	1,511,166
Cadence Design Systems, Inc.†	7,231	2,218,543
Electronic Arts, Inc.	3,340	546,658
Fair Isaac Corp.†	45	106,876
Fidelity National Information Services, Inc.	5,945	507,108
Fiserv, Inc.†	18,265	4,035,834
Intuit, Inc.	8,843	5,674,818
Microsoft Corp.	137,708	58,313,830
MSCI, Inc.	977	595,609
Oracle Corp.	36,371	6,722,816
Paychex, Inc.	19,220	2,811,309
Roper Technologies, Inc.	2,708	1,533,920
Salesforce, Inc.	22,929	7,566,341
ServiceNow, Inc.†	6,053	6,352,260
Synopsys, Inc.†	3,869	2,160,798
Take-Two Interactive Software, Inc.†	1,478	278,426
		106,690,405
Telecommunications — 3.3%
Arista Networks, Inc.†	6,958	2,823,696
AT&T, Inc.	194,947	4,514,972
Cisco Systems, Inc.	165,893	9,822,525
Corning, Inc.	6,097	296,741
Motorola Solutions, Inc.	1,888	943,434
Verizon Communications, Inc.	106,551	4,724,471
		23,125,839
Transportation — 0.7%
CSX Corp.	72,774	2,659,890
Expeditors International of Washington, Inc.	5,145	625,838
Old Dominion Freight Line, Inc.	7,943	1,788,287
		5,074,015
Total Long-Term Investment Securities (cost $463,243,539)		680,608,423
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
4.37%, 02/25/2025(1)	$ 310,000	$ 306,792
4.38%, 03/18/2025(1)	500,000	493,567
4.51%, 01/16/2025(1)	350,000	348,037
4.53%, 01/09/2025(1)	100,000	99,526
Total Short-Term Investments (cost $1,247,748)		1,247,922
REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.44% dated 11/29/2024, to be repurchased 12/02/2024 in the amount of $17,649,445 and collateralized by $17,742,300 of United States Treasury Notes, bearing interest at 4.63% due 02/28/2026 and having an approximate value of $18,000,468 (cost $17,647,327)	17,647,327	17,647,327
TOTAL INVESTMENTS (cost $482,138,614)(2)	99.9%	699,503,672
Other assets less liabilities	0.1	625,164
NET ASSETS	100.0%	$700,128,836
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At November 30, 2024, the Fund had loaned securities with a total value of $3,291,122. This was secured by collateral of $3,404,317 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2024
Federal Farm Credit Bank	0.78%	06/16/2025	$13,425
Federal Home Loan Bank	0.55% to 1.10%	02/24/2025 to 08/20/2026	179,959
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	13,229
Federal National Mtg. Assoc.	0.60% to 0.64%	09/25/2025 to 12/30/2025	39,364
United States Treasury Bills	0.00%	01/21/2025 to 02/13/2025	16,005
United States Treasury Notes/Bonds	0.00% to 6.00%	01/31/2025 to 08/15/2054	3,142,335
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
63	Long	S&P 500 E-Mini Index	December 2024	$18,194,748	$19,062,225	$867,477
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$680,608,423	$—	$—	$680,608,423
Short-Term Investments	—	1,247,922	—	1,247,922
Repurchase Agreements	—	17,647,327	—	17,647,327
Total Investments at Value	$680,608,423	$18,895,249	$—	$699,503,672
Other Financial Instruments:†
Futures Contracts	$867,477	$—	$—	$867,477
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2024 (unaudited)

	Aggressive Growth Lifestyle Fund	Asset Allocation Fund	Capital Appreciation Fund	Conservative Growth Lifestyle Fund	Core Bond Fund	Dividend Value Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$7,099,993	$153,971,571	$235,392,279	$2,877,651	$2,554,399,273	$828,421,143
Investment securities, at value (affiliated)*‡	726,906,026	—	—	291,053,774	—	—
Repurchase agreements (cost approximates value)	—	2,997,741	—	—	—	—
Cash	—	—	—	—	105,329	16
Foreign cash*	—	—	—	—	—	65,241
Cash collateral on futures contracts	—	—	—	—	762,000	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	15	—	—	25,316	—
Receivable for:
Fund shares sold	43,313	12,665	5,348	3,530	200,991	125,790
Dividends and interest	20,164	442,208	103,900	8,747	17,349,480	2,145,280
Investments sold	—	47,979	—	—	317,921	4,964,360
Securities lending income	—	631	—	—	7,338	6,122
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	20,773	7,306	6,939	13,021	93,112	17,731
Due from investment adviser for expense reimbursements/fee waivers	17,839	6,366	—	7,178	62,295	98,725
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total assets	734,108,108	157,486,482	235,508,466	293,963,901	2,573,323,055	835,844,408
LIABILITIES:
Payable for:
Fund shares redeemed	77	37,451	14,610	8,445	329,400	86,673
Investments purchased	—	218,757	—	—	11,253,900	9,554,611
Investment advisory and management fees	59,461	63,659	105,611	23,928	859,373	467,685
Administrative service fee	—	8,489	12,802	—	138,441	43,880
Transfer agent fees and expenses	219	—	—	—	39	140
Directors’ fees and expenses	24,910	8,007	4,993	15,549	119,610	30,832
Other accrued expenses	36,633	79,336	56,684	35,141	135,732	88,747
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	—	386,723	—	—	10,439,523	1,261,737
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	130	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total liabilities	121,300	802,422	194,700	83,063	23,276,148	11,534,305
Commitments and contingent liabilities (Note 5)
Net assets	$733,986,808	$156,684,060	$235,313,766	$293,880,838	$2,550,046,907	$824,310,103
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$636,607	$124,791	$110,938	$249,464	$2,556,887	$623,470
Additional paid-in-capital	597,748,624	122,535,477	160,416,223	285,465,589	2,794,036,875	642,871,663
Total accumulated earnings (loss)	135,601,577	34,023,792	74,786,605	8,165,785	(246,546,855)	180,814,970
Net assets	$733,986,808	$156,684,060	$235,313,766	$293,880,838	$2,550,046,907	$824,310,103
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	63,660,666	12,479,068	11,093,828	24,946,379	255,688,688	62,347,026
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.53	$12.56	$21.21	$11.78	$9.97	$13.22
* Cost
Investment securities (unaffiliated)	$7,099,993	$132,825,778	$174,474,674	$2,877,652	$2,696,289,750	$694,014,821
Investment securities (affiliated)	$605,563,989	$—	$—	$275,702,253	$—	$—
Foreign cash	$—	$—	$—	$—	$(136)	$65,071
‡ Including securities on loan	$—	$5,905,537	$—	$—	$35,058,541	$9,865,511
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2024 (unaudited) — (continued)

	Dynamic Allocation Fund	Emerging Economies Fund	Global Real Estate Fund	Global Strategy Fund	Government Securities Fund	Growth Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$26,461,287	$761,419,867	$404,959,683	$224,910,792	$125,813,226	$1,792,929,637
Investment securities, at value (affiliated)*‡	117,120,716	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	3,813,078	—
Cash	6,190	2,933	2,897,313	—	—	—
Foreign cash*	—	469,312	28,520	27,205	—	17,276
Cash collateral on futures contracts	—	448,000	—	836,137	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	461,035	—	—
Receivable for variation margin on futures contracts	181,194	118,004	—	121,275	—	1,832
Receivable for:
Fund shares sold	6,711	60,734	55,854	17,697	8,546	134,176
Dividends and interest	145,381	1,044,231	691,397	1,452,101	519,417	786,676
Investments sold	1,199,658	197,849	—	—	—	—
Securities lending income	—	2,424	2,347	12,789	—	514
Receipts on swap contracts	—	—	—	980	—	—
Prepaid expenses and other assets	3,104	15,601	9,302	39,757	6,492	33,972
Due from investment adviser for expense reimbursements/fee waivers	6,262	—	3,002	10,865	8,448	227,572
Unrealized appreciation on forward foreign currency contracts	—	—	—	164,944	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	3,602	—	—
Total assets	145,130,503	763,778,955	408,647,418	228,059,179	130,169,207	1,794,131,655
LIABILITIES:
Payable for:
Fund shares redeemed	12,524	18,335	31,958	306	8,517	468,030
Investments purchased	1,345,673	—	—	294,587	—	—
Investment advisory and management fees	28,951	494,532	220,390	90,539	52,800	953,919
Administrative service fee	1,387	43,543	20,012	12,073	7,040	94,826
Transfer agent fees and expenses	—	727	331	—	69	—
Directors’ fees and expenses	4,298	22,523	11,223	14,459	7,697	38,170
Other accrued expenses	45,956	333,741	104,275	143,333	50,820	86,965
Accrued foreign tax on capital gains	—	617,933	—	60,284	—	—
Premiums received on over-the-counter swap contracts	—	—	—	10,958	—	—
Collateral upon return of securities loaned	—	1,226,003	4,509,857	3,412,662	—	5,504,700
Due to custodian	—	—	—	1,895,731	—	5,686
Due to custodian for foreign cash*	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	1,148,500	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	588,282	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total liabilities	2,587,289	2,757,337	4,898,046	6,523,214	126,943	7,152,296
Commitments and contingent liabilities (Note 5)
Net assets	$142,543,214	$761,021,618	$403,749,372	$221,535,965	$130,042,264	$1,786,979,359
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$130,895	$1,188,369	$558,763	$213,967	$137,710	$1,032,420
Additional paid-in-capital	132,610,410	782,551,232	454,662,686	200,969,782	151,325,419	996,171,044
Total accumulated earnings (loss)	9,801,909	(22,717,983)	(51,472,077)	20,352,216	(21,420,865)	789,775,895
Net assets	$142,543,214	$761,021,618	$403,749,372	$221,535,965	$130,042,264	$1,786,979,359
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,089,542	118,836,925	55,876,299	21,396,749	13,770,967	103,241,959
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.89	$6.40	$7.23	$10.35	$9.44	$17.31
* Cost
Investment securities (unaffiliated)	$27,433,453	$755,276,729	$369,625,733	$198,190,254	$136,888,726	$1,140,585,987
Investment securities (affiliated)	$102,641,074	$—	$—	$—	$—	$—
Foreign cash	$—	$471,977	$28,510	$29,394	$—	$18,340
‡ Including securities on loan	$—	$7,874,211	$9,826,049	$6,215,963	$—	$5,633,966
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2024 (unaudited) — (continued)

	High Yield Bond Fund	Inflation Protected Fund	International Equities Index Fund	International Government Bond Fund	International Growth Fund	International Opportunities Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$375,866,236	$406,584,048	$1,894,874,489	$61,206,238	$382,600,148	$401,309,085
Investment securities, at value (affiliated)*‡	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	3,397,701	5,548,704	5,700,631	—	—	315,305
Cash	156	—	1	310,915	11,719,301	3,385,798
Foreign cash*	392,065	24,940	1,551,394	357,257	76,469	1,126,104
Cash collateral on futures contracts	—	2,708,626	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	173,564	—	—	—
Receivable for:
Fund shares sold	32,963	54,021	162,149	14,095	8,413	19,451
Dividends and interest	5,589,015	1,607,994	11,751,531	549,797	668,376	1,505,808
Investments sold	536,325	1,124,973	—	—	—	717,519
Securities lending income	29,367	—	18,105	691	7,413	5,490
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	24,745	11,790	34,529	7,437	21,876	43,200
Due from investment adviser for expense reimbursements/fee waivers	38,924	9,929	—	1,014	78,043	9,507
Unrealized appreciation on forward foreign currency contracts	—	5,808,823	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total assets	385,907,497	423,483,848	1,914,266,393	62,447,444	395,180,039	408,437,267
LIABILITIES:
Payable for:
Fund shares redeemed	181,914	82,904	141,940	47,523	94,032	10,813
Investments purchased	410,500	19,391,747	—	—	—	566,431
Investment advisory and management fees	180,783	159,207	409,831	25,340	280,423	261,734
Administrative service fee	19,404	22,065	100,148	3,379	20,012	21,127
Transfer agent fees and expenses	—	140	1,839	—	138	220
Directors’ fees and expenses	27,588	16,983	56,696	8,234	25,736	48,498
Other accrued expenses	83,207	115,625	339,125	61,854	112,993	235,543
Accrued foreign tax on capital gains	—	—	—	—	707,810	256,786
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	35,223,098	—	72,125,819	493,500	25,675,169	18,521,770
Due to custodian	—	1,124,875	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	3,165,469	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	250,000	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	142,647	98,569	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	121,878	—	—	—	—
Total liabilities	36,269,141	24,549,462	73,175,398	639,830	26,916,313	19,922,922
Commitments and contingent liabilities (Note 5)
Net assets	$349,638,356	$398,934,386	$1,841,090,995	$61,807,614	$368,263,726	$388,514,345
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$479,847	$460,952	$2,213,845	$60,776	$307,817	$260,183
Additional paid-in-capital	364,403,568	512,729,122	1,391,821,792	87,013,421	278,324,630	384,335,028
Total accumulated earnings (loss)	(15,245,059)	(114,255,688)	447,055,358	(25,266,583)	89,631,279	3,919,134
Net assets	$349,638,356	$398,934,386	$1,841,090,995	$61,807,614	$368,263,726	$388,514,345
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	47,984,732	46,095,236	221,384,488	6,077,606	30,781,671	26,018,250
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.29	$8.65	$8.32	$10.17	$11.96	$14.93
* Cost
Investment securities (unaffiliated)	$372,620,461	$455,606,399	$1,508,009,356	$64,582,374	$291,248,262	$375,608,800
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$390,717	$30,829	$1,538,868	$361,621	$76,196	$1,103,053
‡ Including securities on loan	$36,807,555	$—	$98,180,147	$3,185,611	$34,691,407	$29,586,453
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2024 (unaudited) — (continued)

	International Socially Responsible Fund	International Value Fund	Large Capital Growth Fund	Mid Cap Index Fund	Mid Cap Strategic Growth Fund	Mid Cap Value Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$462,429,837	$449,627,284	$654,788,283	$3,040,652,291	$990,215,644	$874,150,716
Investment securities, at value (affiliated)*‡	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	5,298,422	—	—	64,603,725	—	734,229
Cash	—	6,035	1,336	40,650	4,139,488	19,963
Foreign cash*	4,615,520	513,509	—	—	69	47
Cash collateral on futures contracts	—	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	86,752	—	—	83,247	—	—
Receivable for:
Fund shares sold	26,230	5,908	10,341	123,810	22,112	71,749
Dividends and interest	2,472,900	3,198,186	589,744	2,319,445	309,178	1,159,192
Investments sold	—	3,533,137	—	—	3,540,637	516,541
Securities lending income	—	823	—	10,037	5,715	1,394
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	16,434	25,532	12,945	104,319	83,993	55,271
Due from investment adviser for expense reimbursements/fee waivers	19,247	25,581	26,575	24,553	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,244,509	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total assets	474,965,342	458,180,504	655,429,224	3,107,962,077	998,316,836	876,709,102
LIABILITIES:
Payable for:
Fund shares redeemed	60,148	40,500	90,235	437,532	334,346	122,141
Investments purchased	—	3,841,166	—	—	—	557,433
Investment advisory and management fees	192,474	258,778	340,165	653,986	527,798	495,156
Administrative service fee	25,665	24,365	35,436	163,694	55,222	47,416
Transfer agent fees and expenses	67	572	223	1,736	188	—
Directors’ fees and expenses	17,983	30,511	20,240	132,663	25,652	57,906
Other accrued expenses	103,062	103,554	71,802	163,420	89,262	97,341
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	—	4,916,175	—	16,610,552	6,523,081	—
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	2,128,200	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total liabilities	399,399	11,343,821	558,101	18,163,583	7,555,549	1,377,393
Commitments and contingent liabilities (Note 5)
Net assets	$474,565,943	$446,836,683	$654,871,123	$3,089,798,494	$990,761,287	$875,331,709
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$188,436	$407,533	$302,368	$1,028,756	$450,279	$449,836
Additional paid-in-capital	368,377,778	378,609,238	293,042,850	1,528,412,387	692,029,475	648,506,180
Total accumulated earnings (loss)	105,999,729	67,819,912	361,525,905	1,560,357,351	298,281,533	226,375,693
Net assets	$474,565,943	$446,836,683	$654,871,123	$3,089,798,494	$990,761,287	$875,331,709
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	18,843,558	40,753,300	30,236,816	102,875,627	45,027,853	44,983,583
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.18	$10.96	$21.66	$30.03	$22.00	$19.46
* Cost
Investment securities (unaffiliated)	$368,786,428	$429,847,389	$462,792,143	$1,997,955,516	$742,630,317	$753,184,429
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$4,627,032	$573,461	$—	$—	$69	$49
‡ Including securities on loan	$—	$5,271,450	$—	$67,025,972	$22,335,522	$7,700,313
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2024 (unaudited) — (continued)

	Moderate Growth Lifestyle Fund	Nasdaq-100 Index Fund	Science & Technology Fund	Small Cap Growth Fund	Small Cap Index Fund	Small Cap Special Values Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$9,968,157	$1,019,661,728	$2,929,729,530	$546,620,253	$1,193,074,958	$224,698,488
Investment securities, at value (affiliated)*‡	1,042,067,605	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	20,988,812	—	—	11,936,240	—
Cash	—	—	14,575,490	176,370	—	—
Foreign cash*	—	—	46,770	448	—	—
Cash collateral on futures contracts	—	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	216,347	—	—	72,121	—
Receivable for:
Fund shares sold	23,318	33,395	90,087	9,479	42,689	2,739
Dividends and interest	28,520	588,911	994,270	95,686	803,958	182,351
Investments sold	—	—	87,349	381,978	140,524	154,244
Securities lending income	—	707	2,069	3,557	77,328	2,710
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	32,732	8,844	85,633	48,700	36,948	7,878
Due from investment adviser for expense reimbursements/fee waivers	25,664	67,818	119,186	21,659	56,844	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	249,342	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total assets	1,052,145,996	1,041,566,562	2,945,730,384	547,607,472	1,206,241,610	225,048,410
LIABILITIES:
Payable for:
Fund shares redeemed	20,712	28,350	637,111	291,822	181,183	23,992
Investments purchased	—	—	319,822	170,574	171,670	19,801
Investment advisory and management fees	85,547	317,511	2,046,700	350,651	277,948	133,948
Administrative service fee	—	56,518	158,922	28,880	63,164	11,907
Transfer agent fees and expenses	59	805	1,231	—	1,686	139
Directors’ fees and expenses	40,132	12,610	79,126	34,487	43,251	8,662
Other accrued expenses	41,318	51,927	157,923	44,954	237,639	48,231
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	—	1,759,859	12,453,969	1,626,844	19,540,366	2,867,122
Due to custodian	—	—	—	—	538	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	28,245	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total liabilities	187,768	2,227,580	15,854,804	2,576,457	20,517,445	3,113,802
Commitments and contingent liabilities (Note 5)
Net assets	$1,051,958,228	$1,039,338,982	$2,929,875,580	$545,031,015	$1,185,724,165	$221,934,608
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$712,826	$372,661	$899,600	$311,856	$662,057	$163,664
Additional paid-in-capital	916,575,879	231,022,984	2,065,829,263	566,799,226	782,985,560	155,160,239
Total accumulated earnings (loss)	134,669,523	807,943,337	863,146,717	(22,080,067)	402,076,548	66,610,705
Net assets	$1,051,958,228	$1,039,338,982	$2,929,875,580	$545,031,015	$1,185,724,165	$221,934,608
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	71,282,564	37,266,085	89,959,976	31,185,638	66,205,672	16,366,369
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.76	$27.89	$32.57	$17.48	$17.91	$13.56
* Cost
Investment securities (unaffiliated)	$9,968,157	$436,127,471	$2,046,866,176	$487,913,619	$886,293,553	$184,730,149
Investment securities (affiliated)	$911,581,053	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$46,436	$449	$—	$—
‡ Including securities on loan	$—	$2,593,875	$14,070,277	$12,567,366	$92,322,958	$12,228,774
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2024 (unaudited) — (continued)

	Small Cap Value Fund	Stock Index Fund	Systematic Core Fund	Systematic Growth Fund	Systematic Value Fund	U.S. Socially Responsible Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$369,084,192	$6,966,797,890	$628,186,767	$1,042,807,222	$475,474,439	$681,856,345
Investment securities, at value (affiliated)*‡	—	6,759,366	—	—	—	—
Repurchase agreements (cost approximates value)	6,625,120	45,704,191	—	—	4,109,889	17,647,327
Cash	352,225	18	2,639,760	6,223,560	2	—
Foreign cash*	—	—	—	—	—	—
Cash collateral on futures contracts	654,000	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	30,310	410,144	—	—	—	124,052
Receivable for:
Fund shares sold	26,642	239,948	8,164	16,076	6,129	43,646
Dividends and interest	302,374	7,673,101	611,779	460,598	591,149	749,959
Investments sold	326,029	—	—	—	—	—
Securities lending income	2,060	1,766	1,271	439	175	278
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	60,796	183,056	26,471	16,169	22,790	48,490
Due from investment adviser for expense reimbursements/fee waivers	—	481,987	112,024	153,432	55,530	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total assets	377,463,748	7,028,251,467	631,586,236	1,049,677,496	480,260,103	700,470,097
LIABILITIES:
Payable for:
Fund shares redeemed	100,255	823,347	245,161	480,363	111,646	25,393
Investments purchased	535,747	—	—	—	—	—
Investment advisory and management fees	199,214	1,220,429	379,444	617,624	268,091	141,985
Administrative service fee	20,012	378,048	33,948	57,356	26,444	37,865
Transfer agent fees and expenses	—	3,873	167	288	79	—
Directors’ fees and expenses	31,656	225,078	30,410	21,531	25,314	55,619
Other accrued expenses	119,056	185,177	67,077	68,412	55,077	80,399
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	1,547,919	—	214,671	—	—	—
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total liabilities	2,553,859	2,835,952	970,878	1,245,574	486,651	341,261
Commitments and contingent liabilities (Note 5)
Net assets	$374,909,889	$7,025,415,515	$630,615,358	$1,048,431,922	$479,773,452	$700,128,836
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$269,517	$1,152,020	$179,905	$528,679	$297,467	$320,568
Additional paid-in-capital	270,721,615	1,599,042,313	330,849,311	499,006,702	331,996,297	336,293,594
Total accumulated earnings (loss)	103,918,757	5,425,221,182	299,586,142	548,896,541	147,479,688	363,514,674
Net assets	$374,909,889	$7,025,415,515	$630,615,358	$1,048,431,922	$479,773,452	$700,128,836
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	26,951,676	115,201,967	17,990,504	52,867,919	29,746,653	32,056,790
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.91	$60.98	$35.05	$19.83	$16.13	$21.84
* Cost
Investment securities (unaffiliated)	$301,331,629	$2,055,182,088	$373,707,969	$641,439,074	$386,544,011	$464,491,287
Investment securities (affiliated)	$—	$3,302,937	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—	$—
‡ Including securities on loan	$13,569,703	$12,605,951	$6,578,074	$2,525,017	$462,113	$3,291,122
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2024 (unaudited)

	Aggressive Growth Lifestyle Fund	Asset Allocation Fund	Capital Appreciation Fund	Conservative Growth Lifestyle Fund	Core Bond Fund	Dividend Value Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$146,720	$523,535	$662,708	$59,451	$984,285	$9,456,502
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income	—	2,964	—	—	32,656	20,853
Interest (unaffiliated)	—	1,104,299	—	—	53,632,021	802
Total investment income*	146,720	1,630,798	662,708	59,451	54,648,962	9,478,157
EXPENSES:
Investment advisory and management fees	357,600	381,559	618,685	148,101	5,347,776	2,695,720
Administration service fee	—	50,850	74,957	—	861,635	251,903
Transfer agent fees and expenses	865	525	693	555	2,089	843
Custodian fees	6,011	26,121	11,145	6,011	80,323	(7,961)
Reports to shareholders	13,862	3,822	35,237	6,336	109,484	24,659
Audit and tax fees	20,083	26,781	26,970	20,084	31,077	20,214
Legal fees	14,850	8,789	13,315	8,662	61,536	15,215
Directors’ fees and expenses	32,686	6,996	7,374	14,143	124,066	34,208
Interest expense	—	—	—	—	43,141	—
License fee	17,198	451	3,073	7,689	1,860	6,451
Other expenses	20,181	25,190	22,060	17,027	1,047	34,976
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	483,336	531,084	813,509	228,608	6,664,034	3,076,228
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(107,280)	(38,156)	—	(44,431)	(387,922)	(470,030)
Fees paid indirectly (Note 2)	—	(405)	—	—	—	—
Net expenses	376,056	492,523	813,509	184,177	6,276,112	2,606,198
Net investment income (loss)	(229,336)	1,138,275	(150,801)	(124,726)	48,372,850	6,871,959
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	4,568,429	9,827,145	—	(6,694,968)	19,137,369
Investments (affiliated)	4,215,145	—	—	1,606,957	—	—
Futures contracts	—	(2,929)	—	—	(276,182)	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(8)	—	—	14	17,631
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	4,215,145	4,565,492	9,827,145	1,606,957	(6,971,136)	19,155,000
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	9,891,533	24,817,085	—	82,080,879	52,252,343
Investments (affiliated)	61,409,566	—	—	18,751,987	—	—
Futures contracts	—	—	—	—	22,088	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(187)	—	—	8	(8,716)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	61,409,566	9,891,346	24,817,085	18,751,987	82,102,975	52,243,627
Net realized and unrealized gain (loss) on investments and foreign currencies	65,624,711	14,456,838	34,644,230	20,358,944	75,131,839	71,398,627
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,395,375	$15,595,113	$34,493,429	$20,234,218	$123,504,689	$78,270,586
* Net of foreign withholding taxes on interest and dividends of	$—	$2,345	$1,647	$—	$(175)	$98,644
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2024 (unaudited) — (continued)

	Dynamic Allocation Fund	Emerging Economies Fund	Global Real Estate Fund	Global Strategy Fund	Government Securities Fund	Growth Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$143,736	$10,736,933	$5,251,487	$1,359,934	$—	$5,211,621
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income	—	19,052	10,749	34,003	279	2,905
Interest (unaffiliated)	387,477	17,308	87,426	2,962,242	2,093,580	5,610
Total investment income*	531,213	10,773,293	5,349,662	4,356,179	2,093,859	5,220,136
EXPENSES:
Investment advisory and management fees	179,221	2,845,685	1,237,507	556,344	327,791	5,671,370
Administration service fee	8,840	249,436	111,836	74,144	43,684	562,018
Transfer agent fees and expenses	525	3,004	913	525	1,375	1,055
Custodian fees	11,578	234,009	21,473	45,638	7,711	29,389
Reports to shareholders	1,936	97,677	47,021	9,839	7,587	36,498
Audit and tax fees	20,600	30,708	20,974	27,974	23,791	20,213
Legal fees	7,319	26,636	8,954	8,169	10,120	25,427
Directors’ fees and expenses	6,893	33,462	14,461	10,424	6,247	70,727
Interest expense	35,105	5,792	21,654	929	—	8,783
License fee	2,661	3,737	3,061	11,073	451	20,798
Other expenses	19,081	35,024	29,006	45,635	22,120	39,601
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	293,759	3,565,170	1,516,860	790,694	450,877	6,485,879
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(34,296)	—	(5,865)	(66,761)	(17,611)	(1,349,490)
Fees paid indirectly (Note 2)	—	—	(1,053)	—	—	—
Net expenses	259,463	3,565,170	1,509,942	723,933	433,266	5,136,389
Net investment income (loss)	271,750	7,208,123	3,839,720	3,632,246	1,660,593	83,747
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(1,472,313)	12,046,392	1,927,062	10,030,212	(1,510)	85,600,575
Investments (affiliated)	(374,442)	—	—	—	—	—
Futures contracts	2,352,733	80,150	—	(107,671)	—	18,744
Forward contracts	—	—	—	32,310	—	—
Swap contracts	—	—	—	3,846	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(701,461)	(112,946)	(24,326)	—	(6,849)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	(471,853)
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—	471,853
Net realized gain (loss) on investments and foreign currencies	505,978	11,425,081	1,814,116	9,934,371	(1,510)	85,612,470
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	793,300	7,560,190	34,781,438	(170,004)	3,660,970	146,413,830
Investments (affiliated)	12,050,359	—	—	—	—	—
Futures contracts	142,071	126,201	—	223,010	—	12,572
Forward contracts	—	—	—	(228,812)	—	—
Swap contracts	—	—	—	3,029	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(4,744)	4,565	(13,283)	—	(303)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(498,727)	—	(21,652)	—	—
Net unrealized gain (loss) on investments and foreign currencies	12,985,730	7,182,920	34,786,003	(207,712)	3,660,970	146,426,099
Net realized and unrealized gain (loss) on investments and foreign currencies	13,491,708	18,608,001	36,600,119	9,726,659	3,659,460	232,038,569
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,763,458	$25,816,124	$40,439,839	$13,358,905	$5,320,053	$232,122,316
* Net of foreign withholding taxes on interest and dividends of	$—	$1,475,166	$155,158	$119,411	$—	$26,719
** Net of foreign withholding taxes on capital gains of	$—	$1,140,864	$—	$2,182	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2024 (unaudited) — (continued)

	High Yield Bond Fund	Inflation Protected Fund	International Equities Index Fund	International Government Bond Fund	International Growth Fund	International Opportunities Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$18,698,777	$—	$802,595	$3,622,545
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income	137,184	246	104,287	2,220	46,565	49,214
Interest (unaffiliated)	12,942,784	5,800,189	497,841	1,360,848	40,700	50,966
Total investment income*	13,079,968	5,800,435	19,300,905	1,363,068	889,860	3,722,725
EXPENSES:
Investment advisory and management fees	1,181,275	979,652	2,606,579	160,450	1,752,020	1,666,251
Administration service fee	127,010	135,785	640,181	21,383	125,077	134,612
Transfer agent fees and expenses	875	843	5,877	772	842	819
Custodian fees	14,682	42,321	180,094	10,467	40,562	140,854
Reports to shareholders	28,666	27,884	69,224	5,205	14,242	42,291
Audit and tax fees	26,970	24,950	26,601	26,986	25,612	26,970
Legal fees	9,691	11,491	29,294	7,395	9,645	10,101
Directors’ fees and expenses	18,933	19,263	91,967	3,080	18,353	20,613
Interest expense	13,685	9,645	9,082	—	912	365
License fee	8,985	1,859	257,763	8,110	2,672	2,902
Other expenses	26,655	28,506	62,014	22,243	34,750	54,964
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,457,427	1,282,199	3,978,676	266,091	2,024,687	2,100,742
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(147,328)	(61,132)	—	(2,128)	(413,489)	(60,604)
Fees paid indirectly (Note 2)	—	—	—	—	—	—
Net expenses	1,310,099	1,221,067	3,978,676	263,963	1,611,198	2,040,138
Net investment income (loss)	11,769,869	4,579,368	15,322,229	1,099,105	(721,338)	1,682,587
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(1,093,158)	(4,827,256)	(4,458,818)	(639,914)	15,971,636	13,187,599
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	—	(356,492)	728,377	—	—	—
Forward contracts	438,500	3,368,261	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	2,872	79,132	193,632	(14,789)	(5,609)	(517)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(651,786)	(1,736,355)	(3,536,809)	(654,703)	15,966,027	13,187,082
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	12,731,858	5,806,917	(32,244,377)	2,134,343	3,333,022	(15,031,967)
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	—	(2,767,279)	(1,953,188)	—	—	—
Forward contracts	(147,820)	4,620,978	—	—	—	—
Swap contracts	—	(149,320)	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(2,801)	(199,015)	(188,179)	(6,245)	1,817	3,148
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(294,817)	(152,699)
Net unrealized gain (loss) on investments and foreign currencies	12,581,237	7,312,281	(34,385,744)	2,128,098	3,040,022	(15,181,518)
Net realized and unrealized gain (loss) on investments and foreign currencies	11,929,451	5,575,926	(37,922,553)	1,473,395	19,006,049	(1,994,436)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,699,320	$10,155,294	$(22,600,324)	$2,572,500	$18,284,711	$(311,849)
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$1,390,512	$—	$104,914	$343,733
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$39,869	$78,855
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2024 (unaudited) — (continued)

	International Socially Responsible Fund	International Value Fund	Large Capital Growth Fund	Mid Cap Index Fund	Mid Cap Strategic Growth Fund	Mid Cap Value Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,560,102	$6,474,099	$2,963,601	$22,409,842	$3,494,473	$6,783,913
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income	—	3,017	838	54,037	29,501	6,352
Interest (unaffiliated)	99,384	1,451	93,198	227,081	206,837	26,359
Total investment income*	4,659,486	6,478,567	3,057,637	22,690,960	3,730,811	6,816,624
EXPENSES:
Investment advisory and management fees	1,224,459	1,621,885	2,065,373	3,926,612	3,431,110	2,561,823
Administration service fee	163,199	152,791	215,041	980,082	360,167	242,739
Transfer agent fees and expenses	1,374	1,266	831	5,302	1,126	832
Custodian fees	29,491	42,677	14,654	46,777	17,813	20,634
Reports to shareholders	42,749	90,369	30,571	97,504	60,258	54,656
Audit and tax fees	21,202	29,720	20,212	21,201	20,213	26,970
Legal fees	10,554	21,527	14,630	41,577	18,756	13,913
Directors’ fees and expenses	21,990	22,587	31,520	141,320	46,582	30,446
Interest expense	1,349	1,621	—	12,419	260	2,561
License fee	2,609	3,116	7,127	21,835	13,728	7,403
Other expenses	27,739	36,618	26,658	54,182	30,693	32,722
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,546,715	2,024,177	2,426,617	5,348,811	4,000,706	2,994,699
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(122,458)	(160,507)	(55,144)	(50,279)	—	—
Fees paid indirectly (Note 2)	—	(9)	—	—	(12,632)	(2,269)
Net expenses	1,424,257	1,863,661	2,371,473	5,298,532	3,988,074	2,992,430
Net investment income (loss)	3,235,229	4,614,906	686,164	17,392,428	(257,263)	3,824,194
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(2,118,815)	2,561,773	39,945,212	164,619,428	91,781,147	56,910,534
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	601,191	—	—	860,089	—	—
Forward contracts	—	668,891	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	324,897	(51,902)	24	—	5,495	57
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(1,192,727)	3,178,762	39,945,236	165,479,517	91,786,642	56,910,591
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(2,029,947)	(1,585,961)	20,053,265	191,049,835	80,854,664	36,560,919
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	(821,617)	—	—	1,571,980	—	—
Forward contracts	—	(1,011,871)	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(71,133)	(113,397)	(42)	—	—	(1)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(2,922,697)	(2,711,229)	20,053,223	192,621,815	80,854,664	36,560,918
Net realized and unrealized gain (loss) on investments and foreign currencies	(4,115,424)	467,533	59,998,459	358,101,332	172,641,306	93,471,509
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(880,195)	$5,082,439	$60,684,623	$375,493,760	$172,384,043	$97,295,703
* Net of foreign withholding taxes on interest and dividends of	$419,851	$411,923	$38,693	$16,062	$49,854	$26,637
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2024 (unaudited) — (continued)

	Moderate Growth Lifestyle Fund	Nasdaq-100 Index Fund	Science & Technology Fund	Small Cap Growth Fund	Small Cap Index Fund	Small Cap Special Values Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$211,015	$3,849,427	$6,617,818	$1,140,511	$8,355,796	$2,434,650
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income	—	10,513	8,017	13,595	529,199	9,108
Interest (unaffiliated)	—	161,019	144,580	46,767	327,073	6
Total investment income*	211,015	4,020,959	6,770,415	1,200,873	9,212,068	2,443,764
EXPENSES:
Investment advisory and management fees	522,014	1,889,732	12,111,209	2,183,392	1,637,372	792,839
Administration service fee	—	335,864	939,621	179,773	369,610	70,441
Transfer agent fees and expenses	783	3,515	3,616	1,254	4,752	843
Custodian fees	6,011	13,772	67,242	(57,903)	32,937	6,715
Reports to shareholders	17,789	17,998	48,867	30,318	73,933	8,688
Audit and tax fees	20,084	21,201	20,213	26,970	21,201	20,212
Legal fees	19,087	17,571	37,170	32,098	19,060	7,889
Directors’ fees and expenses	48,609	45,344	119,826	26,460	50,032	10,014
Interest expense	—	2,765	5,649	—	7,451	—
License fee	25,369	126,128	451	6,062	134,661	2,686
Other expenses	22,295	28,777	55,240	25,524	40,308	23,309
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	682,041	2,502,667	13,409,104	2,453,948	2,391,317	943,636
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(156,604)	(403,228)	(705,051)	(98,893)	(296,566)	—
Fees paid indirectly (Note 2)	—	—	(28,684)	(10,195)	—	(1,757)
Net expenses	525,437	2,099,439	12,675,369	2,344,860	2,094,751	941,879
Net investment income (loss)	(314,422)	1,921,520	(5,904,954)	(1,143,987)	7,117,317	1,501,885
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	34,653,658	362,829,711	43,161,135	47,368,162	9,932,827
Investments (affiliated)	10,056,293	—	—	—	—	—
Futures contracts	—	1,285,624	—	—	3,985,665	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(242,211)	(1,388)	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	10,056,293	35,939,282	362,587,500	43,159,747	51,353,827	9,932,827
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	84,966,620	22,791,191	26,230,164	130,441,338	8,706,320
Investments (affiliated)	73,600,541	—	—	—	—	—
Futures contracts	—	608,595	—	—	(428,256)	—
Forward contracts	—	—	—	221,097	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	4,603	(1)	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	73,600,541	85,575,215	22,795,794	26,451,260	130,013,082	8,706,320
Net realized and unrealized gain (loss) on investments and foreign currencies	83,656,834	121,514,497	385,383,294	69,611,007	181,366,909	18,639,147
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$83,342,412	$123,436,017	$379,478,340	$68,467,020	$188,484,226	$20,141,032
* Net of foreign withholding taxes on interest and dividends of	$—	$8,192	$231,440	$—	$20,802	$14,657
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2024 (unaudited) — (continued)

	Small Cap Value Fund	Stock Index Fund	Systematic Core Fund	Systematic Growth Fund	Systematic Value Fund	U.S. Socially Responsible Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,864,198	$44,703,729	$3,956,361	$2,942,299	$4,519,616	$4,646,582
Dividends (affiliated)	—	77,682	—	—	—	—
Securities lending income	12,992	6,434	83,775	4,312	11,583	566
Interest (unaffiliated)	88,001	376,700	13,903	29,100	20,267	155,862
Total investment income*	3,965,191	45,164,545	4,054,039	2,975,711	4,551,466	4,803,010
EXPENSES:
Investment advisory and management fees	1,201,855	7,287,828	2,254,071	3,657,421	1,579,195	844,286
Administration service fee	120,638	2,235,244	201,413	339,212	155,468	225,036
Transfer agent fees and expenses	1,521	10,126	1,730	2,122	1,603	784
Custodian fees	61,539	80,779	12,971	19,718	9,428	11,691
Reports to shareholders	25,572	126,378	18,259	26,573	12,966	46,169
Audit and tax fees	27,226	21,201	21,202	20,206	20,214	26,970
Legal fees	9,560	80,271	11,358	18,324	10,176	14,651
Directors’ fees and expenses	18,988	290,579	27,877	44,531	21,245	33,141
Interest expense	—	13,059	40	—	807	2,577
License fee	5,159	40,596	6,776	451	5,317	451
Other expenses	29,134	70,832	28,050	31,010	22,947	28,640
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,501,192	10,256,893	2,583,747	4,159,568	1,839,366	1,234,396
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(2,632,222)	(664,976)	(898,322)	(569,746)	—
Fees paid indirectly (Note 2)	(39,499)	—	—	—	—	—
Net expenses	1,461,693	7,624,671	1,918,771	3,261,246	1,269,620	1,234,396
Net investment income (loss)	2,503,498	37,539,874	2,135,268	(285,535)	3,281,846	3,568,614
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	21,334,544	325,923,418	16,850,290	72,835,251	30,339,654	33,194,454
Investments (affiliated)	—	562,801	—	—	—	—
Futures contracts	1,447,065	3,836,191	—	—	—	1,902,324
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 5)	—	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	22,781,609	330,322,410	16,850,290	72,835,251	30,339,654	35,096,778
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	24,757,950	564,991,287	65,967,532	73,126,798	33,366,249	34,747,359
Investments (affiliated)	—	(785,879)	—	—	—	—
Futures contracts	399,950	1,549,291	—	—	—	49,895
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	25,157,900	565,754,699	65,967,532	73,126,798	33,366,249	34,797,254
Net realized and unrealized gain (loss) on investments and foreign currencies	47,939,509	896,077,109	82,817,822	145,962,049	63,705,903	69,894,032
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,443,007	$933,616,983	$84,953,090	$145,676,514	$66,987,749	$73,462,646
* Net of foreign withholding taxes on interest and dividends of	$10,752	$10,927	$570	$307	$—	$220
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENT OF CHANGES IN NET ASSETS

	Aggressive Growth Lifestyle Fund		Asset Allocation Fund		Capital Appreciation Fund		Conservative Growth Lifestyle Fund
	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(229,336)	$11,701,542	$1,138,275	$2,152,337	$(150,801)	$(103,724)	$(124,726)	$7,624,871
Net realized gain (loss) on investments and foreign currencies	4,215,145	9,949,149	4,565,492	8,144,830	9,827,145	4,404,010	1,606,957	1,435,556
Net unrealized gain (loss) on investments and foreign currencies	61,409,566	95,431,637	9,891,346	12,896,382	24,817,085	21,946,171	18,751,987	20,289,495
Net increase (decrease) in net assets resulting from operations	65,395,375	117,082,328	15,595,113	23,193,549	34,493,429	26,246,457	20,234,218	29,349,922
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(14,374,215)	—	(2,200,405)	—	(13,718,380)	—	(7,056,285)
CAPITAL SHARE TRANSACTIONS (Note 7)	(27,210,815)	(37,053,011)	(6,543,592)	(7,883,954)	(12,342,331)	139,123,790	(19,915,161)	(32,245,412)
TOTAL INCREASE (DECREASE) IN NET ASSETS	38,184,560	65,655,102	9,051,521	13,109,190	22,151,098	151,651,867	319,057	(9,951,775)
NET ASSETS:
Beginning of period	695,802,248	630,147,146	147,632,539	134,523,349	213,162,668	61,510,801	293,561,781	303,513,556
End of period	$733,986,808	$695,802,248	$156,684,060	$147,632,539	$235,313,766	$213,162,668	$293,880,838	$293,561,781
	Core Bond Fund		Dividend Value Fund		Dynamic Allocation Fund		Emerging Economies Fund
	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$48,372,850	$98,925,537	$6,871,959	$14,837,202	$271,750	$2,790,046	$7,208,123	$16,679,446
Net realized gain (loss) on investments and foreign currencies	(6,971,136)	(96,164,450)	19,155,000	28,381,795	505,978	(1,383,538)	11,425,081	38,498,180
Net unrealized gain (loss) on investments and foreign currencies	82,102,975	62,820,806	52,243,627	101,227,914	12,985,730	19,792,003	7,182,920	53,794,426
Net increase (decrease) in net assets resulting from operations	123,504,689	65,581,893	78,270,586	144,446,911	13,763,458	21,198,511	25,816,124	108,972,052
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(95,661,726)	—	(41,453,139)	—	(8,944,739)	—	(15,305,018)
CAPITAL SHARE TRANSACTIONS (Note 7)	(150,361,498)	(201,777,283)	78,616,900	(485,408,680)	(12,786,815)	(17,780,676)	90,868,516	(96,542,349)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,856,809)	(231,857,116)	156,887,486	(382,414,908)	976,643	(5,526,904)	116,684,640	(2,875,315)
NET ASSETS:
Beginning of period	2,576,903,716	2,808,760,832	667,422,617	1,049,837,525	141,566,571	147,093,475	644,336,978	647,212,293
End of period	$2,550,046,907	$2,576,903,716	$824,310,103	$667,422,617	$142,543,214	$141,566,571	$761,021,618	$644,336,978
See Notes to Financial Statements

VALIC Company I
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Global Real Estate Fund		Global Strategy Fund		Government Securities Fund		Growth Fund
	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,839,720	$5,898,934	$3,632,246	$7,010,530	$1,660,593	$3,343,265	$83,747	$894,765
Net realized gain (loss) on investments and foreign currencies	1,814,116	(13,146,971)	9,934,371	1,340,201	(1,510)	(792,352)	85,612,470	95,641,979
Net unrealized gain (loss) on investments and foreign currencies	34,786,003	29,958,747	(207,712)	30,190,497	3,660,970	(2,089,468)	146,426,099	349,782,403
Net increase (decrease) in net assets resulting from operations	40,439,839	22,710,710	13,358,905	38,541,228	5,320,053	461,445	232,122,316	446,319,147
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(7,143,934)	—	—	—	(4,723,224)	—	(1,517,258)
CAPITAL SHARE TRANSACTIONS (Note 7)	16,698,058	53,636,644	(13,249,886)	(24,309,333)	(4,505,793)	(16,665,901)	(101,713,461)	195,486,114
TOTAL INCREASE (DECREASE) IN NET ASSETS	57,137,897	69,203,420	109,019	14,231,895	814,260	(20,927,680)	130,408,855	640,288,003
NET ASSETS:
Beginning of period	346,611,475	277,408,055	221,426,946	207,195,051	129,228,004	150,155,684	1,656,570,504	1,016,282,501
End of period	$403,749,372	$346,611,475	$221,535,965	$221,426,946	$130,042,264	$129,228,004	$1,786,979,359	$1,656,570,504
	High Yield Bond Fund		Inflation Protected Fund		International Equities Index Fund		International Government Bond Fund
	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,769,869	$23,390,432	$4,579,368	$13,624,889	$15,322,229	$48,770,933	$1,099,105	$2,001,493
Net realized gain (loss) on investments and foreign currencies	(651,786)	(6,386,325)	(1,736,355)	(22,517,041)	(3,536,809)	43,501,005	(654,703)	(4,132,571)
Net unrealized gain (loss) on investments and foreign currencies	12,581,237	18,968,028	7,312,281	12,658,711	(34,385,744)	230,142,093	2,128,098	3,218,900
Net increase (decrease) in net assets resulting from operations	23,699,320	35,972,135	10,155,294	3,766,559	(22,600,324)	322,414,031	2,572,500	1,087,822
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(23,745,472)	—	(47,722,963)	—	(44,308,254)	—	—
CAPITAL SHARE TRANSACTIONS (Note 7)	(86,871,868)	14,509,673	(2,409,327)	(48,002,709)	(62,915,073)	(329,424,021)	(5,223,982)	(6,094,685)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(63,172,548)	26,736,336	7,745,967	(91,959,113)	(85,515,397)	(51,318,244)	(2,651,482)	(5,006,863)
NET ASSETS:
Beginning of period	412,810,904	386,074,568	391,188,419	483,147,532	1,926,606,392	1,977,924,636	64,459,096	69,465,959
End of period	$349,638,356	$412,810,904	$398,934,386	$391,188,419	$1,841,090,995	$1,926,606,392	$61,807,614	$64,459,096
See Notes to Financial Statements

VALIC Company I
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	International Growth Fund		International Opportunities Fund		International Socially Responsible Fund		International Value Fund
	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(721,338)	$527,551	$1,682,587	$5,331,313	$3,235,229	$10,227,860	$4,614,906	$14,941,533
Net realized gain (loss) on investments and foreign currencies	15,966,027	(10,705,411)	13,187,082	15,199,444	(1,192,727)	6,198,658	3,178,762	43,649,850
Net unrealized gain (loss) on investments and foreign currencies	3,040,022	26,914,891	(15,181,518)	45,890,189	(2,922,697)	54,072,336	(2,711,229)	41,646,297
Net increase (decrease) in net assets resulting from operations	18,284,711	16,737,031	(311,849)	66,420,946	(880,195)	70,498,854	5,082,439	100,237,680
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	—	(4,274,825)	—	(8,091,651)	—	(8,235,367)
CAPITAL SHARE TRANSACTIONS (Note 7)	(26,432,092)	(55,990,791)	(21,385,986)	(118,273,439)	(24,001,719)	36,390,486	(28,266,052)	(96,351,149)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,147,381)	(39,253,760)	(21,697,835)	(56,127,318)	(24,881,914)	98,797,689	(23,183,613)	(4,348,836)
NET ASSETS:
Beginning of period	376,411,107	415,664,867	410,212,180	466,339,498	499,447,857	400,650,168	470,020,296	474,369,132
End of period	$368,263,726	$376,411,107	$388,514,345	$410,212,180	$474,565,943	$499,447,857	$446,836,683	$470,020,296
	Large Capital Growth Fund		Mid Cap Index Fund		Mid Cap Strategic Growth Fund		Mid Cap Value Fund
	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$686,164	$1,762,343	$17,392,428	$35,472,990	$(257,263)	$951,071	$3,824,194	$5,926,947
Net realized gain (loss) on investments and foreign currencies	39,945,236	131,035,487	165,479,517	312,230,063	91,786,642	44,999,898	56,910,591	60,331,009
Net unrealized gain (loss) on investments and foreign currencies	20,053,223	9,770,408	192,621,815	326,917,400	80,854,664	161,082,193	36,560,918	69,298,329
Net increase (decrease) in net assets resulting from operations	60,684,623	142,568,238	375,493,760	674,620,453	172,384,043	207,033,162	97,295,703	135,556,285
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(42,379,434)	—	(159,151,537)	—	(158,955)	—	(84,125,102)
CAPITAL SHARE TRANSACTIONS (Note 7)	(36,031,666)	(184,420,034)	(273,468,657)	(422,785,463)	(300,420,139)	141,429,700	92,694,295	14,206,481
TOTAL INCREASE (DECREASE) IN NET ASSETS	24,652,957	(84,231,230)	102,025,103	92,683,453	(128,036,096)	348,303,907	189,989,998	65,637,664
NET ASSETS:
Beginning of period	630,218,166	714,449,396	2,987,773,391	2,895,089,938	1,118,797,383	770,493,476	685,341,711	619,704,047
End of period	$654,871,123	$630,218,166	$3,089,798,494	$2,987,773,391	$990,761,287	$1,118,797,383	$875,331,709	$685,341,711
See Notes to Financial Statements

VALIC Company I
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Moderate Growth Lifestyle Fund		Nasdaq-100 Index Fund		Science & Technology Fund		Small Cap Growth Fund
	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(314,422)	$21,944,090	$1,921,520	$4,456,523	$(5,904,954)	$(11,650,329)	$(1,143,987)	$(2,129,724)
Net realized gain (loss) on investments and foreign currencies	10,056,293	(1,420,256)	35,939,282	183,714,495	362,587,500	149,143,314	43,159,747	(37,731,512)
Net unrealized gain (loss) on investments and foreign currencies	73,600,541	118,199,484	85,575,215	44,044,836	22,795,794	616,075,771	26,451,260	126,045,811
Net increase (decrease) in net assets resulting from operations	83,342,412	138,723,318	123,436,017	232,215,854	379,478,340	753,568,756	68,467,020	86,184,575
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(22,957,106)	—	(40,346,335)	—	—	—	—
CAPITAL SHARE TRANSACTIONS (Note 7)	(57,321,709)	(76,872,175)	(46,442,836)	(184,075)	(140,566,584)	(228,735,737)	(56,473,479)	(94,063,507)
TOTAL INCREASE (DECREASE) IN NET ASSETS	26,020,703	38,894,037	76,993,181	191,685,444	238,911,756	524,833,019	11,993,541	(7,878,932)
NET ASSETS:
Beginning of period	1,025,937,525	987,043,488	962,345,801	770,660,357	2,690,963,824	2,166,130,805	533,037,474	540,916,406
End of period	$1,051,958,228	$1,025,937,525	$1,039,338,982	$962,345,801	$2,929,875,580	$2,690,963,824	$545,031,015	$533,037,474
	Small Cap Index Fund		Small Cap Special Values Fund		Small Cap Value Fund		Stock Index Fund
	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,117,317	$10,799,579	$1,501,885	$2,469,317	$2,503,498	$4,175,795	$37,539,874	$75,555,546
Net realized gain (loss) on investments and foreign currencies	51,353,827	35,195,293	9,932,827	16,303,147	22,781,609	22,721,198	330,322,410	114,439,929
Net unrealized gain (loss) on investments and foreign currencies	130,013,082	128,953,529	8,706,320	29,001,715	25,157,900	67,106,253	565,754,699	1,250,241,673
Net increase (decrease) in net assets resulting from operations	188,484,226	174,948,401	20,141,032	47,774,179	50,443,007	94,003,246	933,616,983	1,440,237,148
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(12,701,686)	—	(9,440,906)	—	(16,746,692)	—	(431,109,681)
CAPITAL SHARE TRANSACTIONS (Note 7)	(83,234,844)	25,225,903	(13,593,296)	(11,693,140)	(51,679,406)	(134,586,122)	(351,383,388)	73,326,213
TOTAL INCREASE (DECREASE) IN NET ASSETS	105,249,382	187,472,618	6,547,736	26,640,133	(1,236,399)	(57,329,568)	582,233,595	1,082,453,680
NET ASSETS:
Beginning of period	1,080,474,783	893,002,165	215,386,872	188,746,739	376,146,288	433,475,856	6,443,181,920	5,360,728,240
End of period	$1,185,724,165	$1,080,474,783	$221,934,608	$215,386,872	$374,909,889	$376,146,288	$7,025,415,515	$6,443,181,920
See Notes to Financial Statements

VALIC Company I
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Systematic Core Fund		Systematic Growth Fund		Systematic Value Fund		U.S. Socially Responsible Fund
	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024	For the Six Months Ended November 30, 2024 (unaudited)	For the Year Ended May 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,135,268	$4,815,335	$(285,535)	$886,509	$3,281,846	$7,592,341	$3,568,614	$8,570,876
Net realized gain (loss) on investments and foreign currencies	16,850,290	22,019,843	72,835,251	84,742,897	30,339,654	24,773,067	35,096,778	104,149,669
Net unrealized gain (loss) on investments and foreign currencies	65,967,532	110,569,042	73,126,798	192,189,076	33,366,249	57,511,062	34,797,254	67,919,770
Net increase (decrease) in net assets resulting from operations	84,953,090	137,404,220	145,676,514	277,818,482	66,987,749	89,876,470	73,462,646	180,640,315
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(11,328,023)	—	(111,024,774)	—	(7,983,557)	—	(64,793,249)
CAPITAL SHARE TRANSACTIONS (Note 7)	(39,664,276)	(71,881,104)	(70,400,198)	33,086,537	(39,832,181)	(31,030,009)	(34,766,617)	(139,752,924)
TOTAL INCREASE (DECREASE) IN NET ASSETS	45,288,814	54,195,093	75,276,316	199,880,245	27,155,568	50,862,904	38,696,029	(23,905,858)
NET ASSETS:
Beginning of period	585,326,544	531,131,451	973,155,606	773,275,361	452,617,884	401,754,980	661,432,807	685,338,665
End of period	$630,615,358	$585,326,544	$1,048,431,922	$973,155,606	$479,773,452	$452,617,884	$700,128,836	$661,432,807
See Notes to Financial Statements

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited)

Note 1 — Organization
    VALIC Company I (the “Series”), a Maryland Corporation, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Series is currently comprised of 36 funds (each, a “Fund,” and collectively, the “Funds”). Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Funds of the Series.  Prior to January 13, 2025, for purposes of the Investment Advisers Act and the 1940 Act, American International Group, Inc.'s (“AIG”) share ownership of Corebridge, and the rights granted to AIG by Corebridge as part of a separation agreement between AIG and Corebridge, provided AIG with control over Corebridge's corporate and business activities.  Since January 13, 2025, for purposes of the Investment Advisers Act and the 1940 Act, AIG no longer has control over Corebridge’s corporate and business activities.
    Shares of the Funds are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser (the “Life Companies”), and are also offered to certain employer-ponsored retirement plans and individual retirement accounts and certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    The Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Moderate Growth Lifestyle Fund (the “Lifestyle Funds”) are structured as fund-of-funds and invest in affiliated mutual funds (the “Underlying Funds”).  The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in Underlying Funds.
    Each Fund is diversified with the exception of Growth Fund, International Government Bond Fund, Nasdaq-100® Index Fund, Science & Technology Fund and Systematic Growth Fund, which are non-diversified as defined by the 1940 Act.
    Indemnifications: The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Funds. In addition, pursuant to Indemnification Agreements between the Funds and each of the current (and certain former) directors who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Funds (collectively, the “Disinterested Directors”), the Funds provide the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Funds, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series, in the preparation of its financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Directors (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of November 30, 2024, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Fund may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated VALIC as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. VALIC, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
    Loans: Certain Funds invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
    Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.
    When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
    Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
    Investment Securities Loaned: To realize additional income, each Fund, except for the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Dynamic Allocation Fund, Government Money Market I Fund and the Moderate Growth Lifestyle Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.
    In consideration of recent decisions rendered by the European courts, certain Funds filed reclaims to recover taxes withheld on dividends earned from certain European Union countries. These filing are subject to various administrative and judicial proceedings within these countries. During the current fiscal year, such amounts recovered,excluding any foreign exchange gain (loss) and interest income amounted to $112,250 for the International Equities Fund and are reflected as Dividends (unaffiliated) in the Statement of Operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Funds. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.  Custodian fees in the Statement of Operations include adjustments for the overbilling of fees in prior years for the Dividend Value and Small Cap Growth Funds.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Recent Accounting and Regulatory Developments
    In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement”, which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASU 2022-03. The Rule became effective for fiscal years beginning after December 15, 2023.  Adoption of the Rule had no material impact on the Funds' financial statements.
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Swap Contracts: Certain Funds may enter into credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral on centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Fund of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of November 30, 2024, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended November 30, 2024. For a detailed presentation of derivatives held as of November 30, 2024, please refer to the schedule at the end of each Fund’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written Contracts(5)	Foreign Forward Exchange Contracts(6)
Fund	Inflation Contracts
Inflation Protected	$—	$—	$—	$—	$—	$121,878	$—	$—
	Interest Rate Contracts
Core Bond	354,868	—	—	—	324,518	—	—	—
Global Strategy	111,021	—	—	—	5,145	—	—	—
Inflation Protected	—	—	—	—	2,034,964	—	—	—
	Equity Contracts
Dynamic Allocation	563,351	—	1,060,075	—	—	—	—	—
Emerging Economies	—	—	—	—	32,181	—	—	—
Global Strategy	104,835	—	—	—	—	—	—	—
Growth	18,028	—	—	—	—	—	—	—
International Equities Index	—	—	—	—	906,800	—	—	—
International Socially Responsible	—	—	—	—	453,400	—	—	—
Mid Cap Index	1,569,398	—	—	—	—	—	—	—
Nasdaq-100 Index	243,141	—	—	—	—	—	—	—
Small Cap Index	1,027,527	—	—	—	—	—	—	—
Small Cap Value	399,474	—	—	—	—	—	—	—
Stock Index	1,616,052	—	—	—	—	—	—	—
U.S. Socially Responsible	867,477	—	—	—	—	—	—	—
	Credit Contracts
Global Strategy	—	3,602	—	—	—	—	—	—
	Foreign Exchange Contracts
Global Strategy	—	—	—	164,944	—	—	—	588,282
High Yield Bond	—	—	—	—	—	—	—	142,647
Inflation Protected	—	—	—	5,808,823	—	—	—	98,569
International Value	—	—	—	1,244,509	—	—	—	2,128,200

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written Contracts(5)	Foreign Forward Exchange Contracts(6)
Fund	Foreign Exchange Contracts
Small Cap Growth	$—	$—	$—	$249,342	$—	$—	$—	$28,245

(1)	Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.
(2)	For centrally cleared swaps, the amount represents cumulative appreciation/depreciation as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities. For OTC swaps, the amount represents unrealized appreciation/depreciation on over-the-counter swap contracts as disclosed within the Statements of Assets and Liabilities.
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Call and put options written, at value
(6)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Fund	Interest Rate Contracts
Core Bond	$(276,182)	$—	$—	$—	$—
Global Strategy	141,151	—	—	—	—
Inflation Protected	(356,492)	—	—	—	—
	Equity Contracts
Asset Allocation	(2,929)	—	—	—	—
Dynamic Allocation	2,352,733	—	—	(1,031,611)	—
Emerging Economies	80,150	—	—	—	—
Global Strategy	(248,822)	—	—	—	—
Growth	18,744	—	—	—	—
International Equities Index	728,377	—	—	—	—
International Socially Responsible	601,191	—	—	—	—
Mid Cap Index	860,089	—	—	—	—
Nasdaq-100 Index	1,285,624	—	—	—	—
Small Cap Index	3,985,665	—	—	—	—
Small Cap Value	1,447,065	—	—	—	—
Stock Index	3,836,191	—	—	—	—
U.S. Socially Responsible	1,902,324	—	—	—	—
	Credit Contracts
Global Strategy	—	3,846	—	—	—
	Foreign Forward Exchange Contracts
Global Strategy	—	—	—	—	32,310
High Yield Bond	—	—	—	—	438,500
Inflation Protected	—	—	—	—	3,368,261
International Value	—	—	—	—	668,891
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Fund	Inflation Contracts
Inflation Protected	$—	$(149,320)	$—	$—	$—
	Interest Rate Contracts
Core Bond	22,088	—	—	—	—
Global Strategy	93,926	—	—	—	—
Inflation Protected	(2,767,279)	—	—	—	—
	Equity Contracts
Dynamic Allocation	142,071	—	—	(214,271)	—
Emerging Economies	126,201	—	—	—	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Fund	Equity Contracts
Global Strategy	$129,084	$—	$—	$—	$—
Growth	12,572	—	—	—	—
International Equities Index	(1,953,188)	—	—	—	—
International Socially Responsible	(821,617)	—	—	—	—
Mid Cap Index	1,571,980	—	—	—	—
Nasdaq-100 Index	608,595	—	—	—	—
Small Cap Index	(428,256)	—	—	—	—
Small Cap Value	399,950	—	—	—	—
Stock Index	1,549,291	—	—	—	—
U.S. Socially Responsible	49,895	—	—	—	—
	Credit Contracts
Global Strategy	—	3,029	—	—	—
	Foreign Forward Exchange Contracts
Global Strategy	—	—	—	—	(228,812)
High Yield Bond	—	—	—	—	(147,820)
Inflation Protected	—	—	—	—	4,620,978
International Value	—	—	—	—	(1,011,871)
Small Cap Growth	—	—	—	—	221,097

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts
    The following table represents the average monthly balances of derivatives held during the six months ended November 30, 2024.
	Average Amount Outstanding During the Period
Fund	Futures Contracts(1)	Foreign Forward Exchange Contracts(1)	Purchased Put Options Contracts(2)	Inflation Swap Contracts(1)	Credit Default Swap Contracts(1)
Core Bond	$107,804,548	$—	$—	$—	$—
Dynamic Allocation	25,679,688	—	1,134,595	—	—
Emerging Economies	16,281,683	—	—	—	—
Global Strategy	20,320,300	29,315,419	—	—	490,000
Growth	286,206	—	—	—	—
High Yield Bond	—	14,990,217	—	—	—
Inflation Protected	141,266,549	166,729,555	—	34,900	—
International Equities Index	61,965,288	—	—	—	—
International Socially Responsible	13,144,042	—	—	—	—
International Value	—	44,178,941	—	—	—
Mid Cap Index	34,003,725	—	—	—	—
Nasdaq-100 Index	18,054,906	—	—	—	—
Small Cap Growth	—	2,414,122	—	—	—
Small Cap Index	26,903,208	—	—	—	—
Small Cap Value	9,063,318	—	—	—	—
Stock Index	52,233,410	—	—	—	—
U.S. Socially Responsible	15,401,319	—	—	—	—

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    The following table represents the Fund’s objectives for using derivative instruments for the six months ended November 30, 2024:
	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Inflation Swap Contracts	Credit Default Swap Contracts
Asset Allocation	1	-	-	-	-
Core Bond	1, 2	-	-	-	-
Dynamic Allocation	1	-	1	-	-
Emerging Economies	1	-	-	-	-
Global Strategy	1, 2	3	-	-	4, 5
Growth	1	-	-	-	-
High Yield Bond	-	3	-	-	-
Inflation Protected	1, 2	3	-	6	-
International Equities Index	1	-	-	-	-
International Socially Responsible	1	-	-	-	-
International Value	-	3	-	-	-
Mid Cap Index	1	-	-	-	-
Nasdaq-100® Index	1	-	-	-	-
Small Cap Growth	-	3	-	-	-
Small Cap Index	1	-	-	-	-
Small Cap Value	1	-	-	-	-
Stock Index	1	-	-	-	-
U.S. Socially Responsible	1	-	-	-	-

(1)	To manage exposures in certain securities markets.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage foreign currency exchange rate risk.
(4)	To manage credit risk.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage inflation risk and the duration of the portfolio.
    The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of November 30, 2024. The repurchase agreements held by the Funds as of November 30, 2024, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements.
	Dynamic Allocation Fund
	Derivative Assets				Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)	Net Amount
Citibank, N.A.	$—	$—	$133,928	$133,928	$—	$—	$—	$—	$133,928	$(90,000)	$43,928
Goldman Sachs International	—	—	360,112	360,112	—	—	—	—	360,112	(360,112)	—
JP Morgan Chase Bank, N.A.	—	—	36,499	36,499	—	—	—	—	36,499	—	36,499
UBS AG	—	—	529,536	529,536	—	—	—	—	529,536	(529,536)	—
Total	$—	$—	$1,060,075	$1,060,075	$—	$—	$—	$—	$1,060,075	$(979,648)	$80,427
	Global Strategy Fund
	Derivative Assets				Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)	Net Amount
Citibank, N.A.	$164,944	$—	$—	$164,944	$227,917	$—	$—	$227,917	$(62,973)	$62,973	$—
HSBC Bank PLC	—	—	—	—	289,602	—	—	289,602	(289,602)	270,000	(19,602)
JPMorgan Chase Bank, N.A.	—	3,602	—	3,602	70,763	—	—	70,763	(67,161)	60,000	(7,161)
Total	$164,944	$3,602	$—	$168,546	$588,282	$—	$—	$588,282	$(419,736)	$392,973	$(26,763)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	High Yield Bond Fund
	Derivative Assets				Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)	Net Amount
Deutsche Bank AG	$—	$—	$—	$—	$77,130	$—	$—	$77,130	$(77,130)	$—	$(77,130)
JPMorgan Chase Bank, N.A.	—	—	—	—	65,517	—	—	65,517	(65,517)	—	(65,517)
Total	$—	$—	$—	$—	$142,647	$—	$—	$142,647	$(142,647)	$—	$(142,647)
	Inflation Protected Fund
	Derivative Assets				Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)	Net Amount
Bank of America, N.A.	$—	$—	$—	$—	$19,489	$121,878	$—	$141,367	$(141,367)	$100,000	$(41,367)
Barclays Bank PLC	—	—	—	—	3,543	—	—	3,543	(3,543)	—	(3,543)
BNP Paribas SA	38,264	—	—	38,264	8,253	—	—	8,253	30,011	—	30,011
Citibank, N.A.	19,657	—	—	19,657	6,346	—	—	6,346	13,311	—	13,311
Credit Agricole SA	16,172	—	—	16,172	—	—	—	—	16,172	—	16,172
Deutsche Bank AG	2,152,617	—	—	2,152,617	—	—	—	—	2,152,617	—	2,152,617
Goldman Sachs International	755,100	—	—	755,100	34,529	—	—	34,529	720,571	(350,000)	370,571
HSBC Bank PLC	326,999	—	—	326,999	—	—	—	—	326,999	—	326,999
JPMorgan Chase Bank, N.A.	—	—	—	—	6,059	—	—	6,059	(6,059)	—	(6,059)
Morgan Stanley & Co. International PLC	851,579	—	—	851,579	—	—	—	—	851,579	—	851,579
Royal Bank of Canada	362,084	—	—	362,084	—	—	—	—	362,084	—	362,084
Standard Chartered Bank	—	—	—	—	20,350	—	—	20,350	(20,350)	—	(20,350)
State Street Bank & Trust Company	7,699	—	—	7,699	—	—	—	—	7,699	—	7,699
Toronto Dominion Bank	1,278,652	—	—	1,278,652	—	—	—	—	1,278,652	—	1,278,652
Total	$5,808,823	$—	$—	$5,808,823	$98,569	$121,878	$—	$220,447	$5,588,376	$(250,000)	$5,338,376
	International Value Fund
	Derivative Assets				Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)	Net Amount
Barclays Bank PLC	$496,331	$—	$—	$496,331	$254,176	$—	$—	$254,176	$242,155	$—	$242,155
HSBC Bank PLC	541,310	—	—	541,310	209,261	—	—	209,261	332,049	—	332,049
JPMorgan Chase Bank, N.A.	—	—	—	—	3,287	—	—	3,287	(3,287)	—	(3,287)
Morgan Stanley & Co. International PLC	17,891	—	—	17,891	529,305	—	—	529,305	(511,414)	—	(511,414)
State Street Bank & Trust Company	7,590	—	—	7,590	6,070	—	—	6,070	1,520	—	1,520
UBS AG	115,118	—	—	115,118	1,080,030	—	—	1,080,030	(964,912)	—	(964,912)
Wells Fargo & Co.	66,269	—	—	66,269	46,071	—	—	46,071	20,198	—	20,198
Total	$1,244,509	$—	$—	$1,244,509	$2,128,200	$—	$—	$2,128,200	$(883,691)	$—	$(883,691)
	Small Cap Growth Fund
	Derivative Assets				Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)	Net Amount
Bank of America, N.A.	$249,342	$—	$—	$249,342	$28,245	$—	$—	$28,245	$221,097	$—	$221,097
Total	$249,342	$—	$—	$249,342	$28,245	$—	$—	$28,245	$221,097	$—	$221,097
Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2024
Fund	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$11,802,505	$6,466,028	$51,947,782	$14,374,215	$—
Asset Allocation	2,652,355	5,079,850	10,699,835	2,200,405	—
Capital Appreciation	825,165	3,461,037	36,009,753	94,520	13,623,860
Conservative Growth Lifestyle	7,642,651	(11,646,800)	(8,058,134)	7,056,285	—
Core Bond	92,593,068	(237,019,468)	(225,539,606)	95,661,726	—
Dividend Value	21,500,608	19,447,649	61,611,327	29,760,431	11,692,708
Dynamic Allocation	3,789,210	321,854	(6,672,244)	4,141,294	4,803,445
Emerging Economies	25,072,084	(61,433,361)	(12,089,204)	15,305,018	—
Global Real Estate	6,021,430	(89,427,798)	(8,501,434)	7,143,934	—
Global Strategy	7,949,619	(25,995,344)	25,484,935	—	—
Government Securities	3,481,318	(15,477,660)	(14,736,470)	4,723,224	—
Growth	821,167	52,396,580	504,452,836	1,517,258	—
High Yield Bond	20,323,957	(49,687,536)	(9,569,906)	23,745,472	—
Inflation Protected	6,301,224	(66,084,356)	(55,008,615)	47,722,963	—
International Equities Index	59,224,669	18,985,344	391,933,539	44,308,254	—
International Government Bond**	—	(21,145,967)	(1,541,754)	—	—
International Growth	—	(11,368,533)	82,758,475	—	—
International Opportunities	9,736,973	(39,799,141)	34,424,974	4,274,825	—
International Socially Responsible	13,030,227	3,619,459	90,346,364	8,091,651	—
International Value	24,377,315	19,920,131	18,668,670	8,235,367	—
Large Capital Growth	4,870,947	125,678,964	170,297,034	2,443,228	39,936,206
Mid Cap Index	63,169,601	284,611,495	837,124,275	43,953,689	115,197,848
Mid Cap Strategic Growth	954,220	(35,972,978)	160,926,511	158,955	—
Mid Cap Value	24,169,592	42,331,067	62,600,403	15,906,384	68,218,718
Moderate Growth Lifestyle	22,050,761	(7,478,962)	36,771,406	22,957,106	—
Nasdaq-100 Index	4,677,827	181,641,621	498,194,283	3,264,352	37,081,983
Science & Technology	—	(320,642,638)	809,391,158	—	—
Small Cap Growth	896,724	(100,816,169)	9,402,594	—	—
Small Cap Index	11,949,672	33,598,223	168,059,277	12,701,686	—
Small Cap Special Values	3,066,309	15,313,535	28,092,839	3,413,365	6,027,541
Small Cap Value	6,603,378	14,177,543	32,706,201	7,767,609	8,979,083
Stock Index	81,329,758	90,017,948	4,321,605,341	75,316,096	355,793,585
Systematic Core	6,000,738	20,431,226	188,227,891	6,038,799	5,289,224
Systematic Growth	36,008,347	44,515,978	322,703,367	—	111,024,774
Systematic Value	19,898,652	6,454,420	54,147,566	7,983,557	—
U.S. Socially Responsible	7,661,787	99,981,921	182,426,242	9,999,973	54,793,276

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
**	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2024.
    As of May 31, 2024, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Fund	ST	LT
Conservative Growth Lifestyle	$5,144,978	$6,501,822
Core Bond	74,282,276	162,737,192
Emerging Economies	43,388,816	18,044,545
Global Real Estate	18,606,959	70,820,839
Global Strategy	23,340,657	2,654,688
Government Securities	4,710,981	10,766,679
High Yield Bond	4,587,189	45,100,347
Inflation Protected	13,148,283	52,936,073
International Government Bond*	6,402,108	14,743,859
International Growth	—	11,368,533

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Capital Loss Carryforward Unlimited
Fund	ST	LT
International Opportunities	$11,244,660	$28,554,481
Mid Cap Strategic Growth	35,972,978	—
Moderate Growth Lifestyle	7,478,962	—
Science & Technology	177,347,606	143,295,032
Small Cap Growth	3,970,521	96,845,648

*	The Capital Loss Carryforward is for the tax period ended September 30, 2024.
    The Funds had a change in ownership as defined in the Internal Revenue Code on June 3, 2024. Therefore, certain capital loss carryforward amounts disclosed above may be subject to limitations on their use in future periods pursuant to applicable federal income tax regulations.
    Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2024, the Funds elected to defer late year ordinary  losses and post October capital losses as follows:
Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
International Government Bond*	$1,014,330	$—	$—
Science & Technology	5,053,807	—	—

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2024.
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
Aggressive Growth Lifestyle	$121,860,103	$(8,502,755)	$113,357,348	$620,648,671
Asset Allocation	26,936,845	(6,345,067)	20,591,778	136,377,534
Capital Appreciation	63,550,482	(2,723,644)	60,826,838	174,565,441
Conservative Growth Lifestyle	21,554,575	(10,860,723)	10,693,852	283,237,573
Core Bond	25,014,294	(168,450,931)	(143,436,637)	2,697,857,998
Dividend Value	158,345,702	(44,466,861)	113,878,841	714,542,302
Dynamic Allocation	16,131,923	(9,818,437)	6,313,486	137,410,588
Emerging Economies	59,633,517	(63,894,551)	(4,261,034)	765,807,102
Global Real Estate	42,955,303	(16,672,759)	26,282,544	378,677,139
Global Strategy	32,962,526	(7,612,687)	25,349,839	199,487,313
Government Securities	130,359	(11,205,859)	(11,075,500)	140,701,804
Growth	657,655,265	(6,775,114)	650,880,151	1,142,062,059
High Yield Bond	8,810,066	(5,797,362)	3,012,704	376,103,413
Inflation Protected	8,792,472	(56,456,278)	(47,663,806)	461,546,193
International Equities Index	490,306,472	(132,589,393)	357,717,079	1,540,904,853
International Government Bond*	567,210	(3,962,172)	(3,394,962)	64,601,200
International Growth	108,039,520	(21,545,056)	86,494,464	296,105,684
International Opportunities	47,249,055	(27,693,646)	19,555,409	382,068,071
International Socially Responsible	116,232,814	(28,765,485)	87,467,329	379,439,313
International Value	42,614,761	(26,458,421)	16,156,340	432,476,428
Large Capital Growth	208,477,723	(18,127,510)	190,350,213	464,438,070
Mid Cap Index	1,146,254,800	(116,508,710)	1,029,746,090	2,077,081,906
Mid Cap Strategic Growth	271,342,896	(29,561,721)	241,781,175	748,434,469
Mid Cap Value	131,026,673	(31,865,350)	99,161,323	775,723,622
Moderate Growth Lifestyle	131,235,690	(20,863,743)	110,371,947	941,663,815
Nasdaq-100 Index	596,620,301	(12,850,803)	583,769,498	457,489,638
Science & Technology	895,762,227	(63,600,735)	832,161,492	2,097,568,038
Small Cap Growth	74,931,261	(39,077,406)	35,853,855	510,987,495
Small Cap Index	445,437,483	(147,365,123)	298,072,360	906,510,583
Small Cap Special Values	63,121,993	(26,322,834)	36,799,159	187,899,329
Small Cap Value	77,608,461	(19,744,360)	57,864,101	318,245,161
Stock Index	4,992,178,902	(104,818,862)	4,887,360,040	2,133,450,698

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
Systematic Core	$276,200,897	$(22,005,474)	$254,195,423	$373,991,344
Systematic Growth	408,536,469	(12,706,304)	395,830,165	646,977,057
Systematic Value	93,364,733	(5,850,916)	87,513,817	392,070,511
U.S. Socially Responsible	238,927,955	(21,704,459)	217,223,496	482,330,071

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2024.
Note 5 — Advisory Fees and Other Transactions with Affiliates
    VALIC serves as investment adviser to the Series and employs investment subadvisers that make investment decisions for the Funds. The Funds pay VALIC a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. VALIC has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Funds. The subadvisers are compensated for their services by VALIC.
Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
Aggressive Growth Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Asset Allocation	J.P. Morgan Investment Management Inc.	0.500% on the first $300 million 0.475% on the next $200 million 0.450% on assets over $500 million	0.450% on the first $300 million 0.425% on the next $200 million 0.400% on assets over $500 million
Capital Appreciation	Columbia Management Investment Advisers, LLC	0.550% on the first $1 billion 0.525% on assets over $1 billion	No fee waiver
Conservative Growth Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Core Bond	PineBridge Investments LLC J.P. Morgan Investment Management Inc.	0.50% on the first $200 million 0.45% on the next $300 million 0.40% on assets over $500 million	0.47% on the first $200 million 0.42% on the next $300 million 0.37% on assets over $500 million
Dividend Value	BlackRock Investment Management, LLC ClearBridge Investments, LLC	0.75% on the first $250 million 0.72% on the next $250 million 0.67% on the next $500 million 0.62% on assets over $1 billion	0.60% on the first $250 million 0.57% on the next $250 million 0.52% on the next $500 million 0.47% on assets over $1 billion(1)
Dynamic Allocation	SunAmerica Asset Management, LLC AllianceBernstein LP	0.25% on the first $1 billion 0.22% on the next $1 billion 0.20% on assets over $2 billion	Voluntary Waiver(2)
Emerging Economies	BlackRock Investment Management, LLC	0.81% on the first $250 million 0.76% on the next $250 million 0.71% on assets over $500 million 0.66% on assets over $1 billion	No fee waiver
Global Real Estate	Duff & Phelps Investment Management Co. Massachusetts Financial Services Company	0.75% on the first $250 million 0.70% on the next $250 million 0.65% on assets over $500 million	0.74% on the first $250 million 0.69% on the next $250 million 0.64% on assets over $500 million(3)
Global Strategy	Franklin Advisers, Inc.	0.50% on the first $500 million 0.46% on assets over $500 million	0.44% on the first $500 million 0.40% on assets over $500 million
Government Securities	J.P. Morgan Investment Management Inc.	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on the next $500 million 0.35% on assets over $1 billion	0.42% on the first $250 million 0.37% on the next $250 million 0.32% on the next $500 million 0.27% on assets over $1 billion(4)
Growth	BlackRock Investment Management, LLC SunAmerica Asset Management, LLC	0.73% on the first $500 million 0.67% on the next $500 million 0.64% on the next $500 million 0.61% on assets over $1.5 billion	0.57% on the first $500 million 0.51% on the next $500 million 0.48% on the next $500 million 0.45% on assets over $1.5 billion

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
High Yield Bond	Wellington Management Company LLP	0.65% on the first $150 million 0.60% on the next $350 million 0.55% on assets over $500 million	No fee waiver
Inflation Protected	Wellington Management Company LLP	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on assets over $500 million	0.47% on the first $250 million 0.42% on the next $250 million 0.37% on assets over $500 million
International Equities Index	SunAmerica Asset Management, LLC	0.35% on the first $500 million 0.25% on the next $500 million 0.24% on assets over $1 billion	No fee waiver
International Government Bond	PineBridge Investments LLC	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on the next $500 million 0.35% on assets over $1 billion	0.48% on the first $250 million 0.43% on the next $250 million 0.38% on the next $500 million 0.33% on assets over $1 billion(5)
International Growth	Morgan Stanley Investment Management Inc.	0.95% on the first $250 million 0.90% on the next $250 million 0.85% on the next $500 million 0.80% on assets over $1 billion	0.69% on the first $250 million 0.64% on the next $250 million 0.59% on the next $500 million 0.54% on assets over $1 billion(6)
International Opportunities	Invesco Advisers, Inc. Wellington Management Company LLP	0.90% on the first $100 million 0.80% on the next $650 million 0.75% on assets over $750 million	0.87% on the first $100 million 0.77% on the next $650 million 0.72% on assets over $750 million
International Socially Responsible	SunAmerica Asset Management, LLC	0.500% on the first $500 million 0.475% on the next $500 million 0.450% on assets over $1 billion	0.450% on the first $500 million 0.425% on the next $500 million 0.400% on assets over $1 billion
International Value	Columbia Management Investment Advisers, LLC Goldman Sachs Asset Management, L.P.	0.73% on the first $250 million 0.68% on the next $250 million 0.63% on the next $500 million 0.58% on assets over $1 billion	0.66% on the first $250 million 0.61% on the next $250 million 0.56% on the next $500 million 0.51% on assets over $1 billion
Large Capital Growth	Massachusetts Financial Services Company	0.64% on the first $750 million 0.59% on assets over $750 million	0.59% on the first $750 million 0.54% on assets over $750 million(7)
Mid Cap Index	SunAmerica Asset Management, LLC	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.34% on the first $500 million 0.24% on the next $2.5 billion 0.19% on the next $2 billion 0.14% on assets over $5 billion(8)
Mid Cap Strategic Growth	Voya Investment Management Co. LLC Janus Henderson Investors US LLC	0.70% on the first $250 million 0.65% on the next $250 million 0.60% on assets over $500 million	No fee waiver
Mid Cap Value	Wellington Management Company LLP Boston Partners Global Investors, Inc. d/b/a Boston Partners	0.750% on the first $100 million 0.725% on the next $150 million 0.700% on the next $250 million 0.675% on next $250 million 0.650% on assets over $750 million	No fee waiver
Moderate Growth Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Nasdaq-100 Index	SunAmerica Asset Management, LLC	0.40% on the first $250 million 0.38% on the next $250 million 0.36% on assets over $500 million	0.32% on the first $250 million 0.30% on the next $250 million 0.28% on assets over $500 million
Science & Technology(9)	BlackRock Investment Management, LLC Voya Investment Management Co. LLC	0.90% on the first $500 million 0.85% on assets over $500 million	0.85% on the first $500 million 0.80% on assets over $500 million
Small Cap Growth	T. Rowe Price Associates, Inc. American Century Investment Management, Inc.(10)	0.85% on the first $100 million 0.80% on assets over $100 million	0.80% on the first $100 million 0.75% on assets over $100 million(11)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
Small Cap Index	SunAmerica Asset Management, LLC	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.29% on the first $500 million 0.19% on the next $2.5 billion 0.14% on the next $2 billion 0.09% on assets over $5 billion(12)
Small Cap Special Values	Allspring Global Investments, LLC	0.75% on the first $500 million 0.70% on assets over $500 million	No fee waiver
Small Cap Value	J.P. Morgan Investment Management Inc.	0.75% on the first $50 million 0.65% on assets over $50 million	No fee waiver
Stock Index	SunAmerica Asset Management, LLC	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.265% on the first $500 million 0.165% on the next $2.5 billion 0.115% on the next $2 billion 0.065% on assets over $5 billion(13)
Systematic Core	Goldman Sachs Asset Management, L.P.	0.750% on the first $500 million 0.725% on assets over $500 million	0.530% on the first $500 million 0.505% on assets over $500 million
Systematic Growth	Goldman Sachs Asset Management, L.P. Wellington Management Company LLP	0.750% on the first $250 million 0.725% on the next $250 million 0.700% on assets over $500 million	0.580% on the first $250 million 0.555% on the next $250 million 0.530% on the next $300 million 0.505% on the next $200 million 0.450% on assets over $1 billion
Systematic Value	Wellington Management Company LLP	0.70% on the first $250 million 0.65% on the next $250 million 0.60% on the next $500 million 0.55% on assets over $1 billion	0.56% on the first $250 million 0.51% on the next $250 million 0.46% on the next $500 million 0.41% on assets over $1 billion(14)
U.S. Socially Responsible	SunAmerica Asset Management, LLC	0.25% on the first $1 billion 0.24% on assets over $1 billion	No fee waiver

(1)	The information presented represents the rates that became effective on September 30, 2024 for the Dividend Value Fund. Prior to that date, the Advisory Fee after Waiver was 0.64% on the first $250 million, 0.61% on the next $250 million, 0.56% on the next $500 million and 0.51% on assets over $1 billion.
(2)	VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the
Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of
AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.
(3)	The information presented represents the rates that became effective on September 30, 2024 for the Global Real Estate Fund. Prior to that date there was no advisory fee waiver.
(4)	The information presented represents the rates that became effective on September 30, 2024 for the Government Securities Fund. Prior to that date there was no advisory fee waiver.
(5)	The information presented represents the rates that became effective on September 30, 2024 for the International Government Bond Fund. Prior to that date there was no advisory fee waiver.
(6)	The information presented represents the rates that became effective on September 30, 2024 for International Growth Fund. Prior to that date, the Advisory Fee after Waiver was 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $500 million and 0.60% on assets over $1 billion.
(7)	The information presented represents the rates that became effective on September 30, 2024 for the Large Capital Growth Fund. Prior to that date there was no advisory fee waiver.
(8)	The information presented represents the rates that became effective on September 30, 2024 for the Mid Cap Index Fund. Prior to that date there was no advisory fee waiver.
(9)	Effective September 30, 2024, Wellington Management Company LLP was terminated as a subadviser for the Science & Technology Fund.
(10)	Effective September 30, 2024, American Century Investment Management, Inc. replaced J.P. Morgan Investment Management, Inc. as subadviser for the Small Cap Growth Fund.
(11)	The information presented represents the rates that became effective on September 30, 2024 for Small Cap Growth Fund. Prior to that date, the Advisory Fee after Waiver was 0.82% on the first $100 million and 0.77% on assets over $100 million.
(12)	The information presented represents the rates that became effective on September 30, 2024 for Small Cap Index Fund. Prior to that date, the Advisory Fee after Waiver was 0.30% on the first $500 million, 0.20% on the next $2.5 billion, 0.15% on the next $2 billion and 0.10% on assets over $5 billion.
(13)	The information presented represents the rates that became effective on September 30, 2024 for Stock Index Fund. Prior to that date, the Advisory Fee after Waiver was 0.275% on the first $500 million, 0.175% on the next $2.5 billion ,0.125% on the next $2 billion and 0.075% on assets over $5 billion.
(14)	The information presented represents the rates that became effective on September 30, 2024 for Systematic Value Fund. Prior to that date, the Advisory Fee after Waiver was 0.40% on the first $250 million, 0.35% on the next $250 million, 0.30% on the next $500 million and 0.25% on assets over $1 billion.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    For the six months ended November 30, 2024, advisory fees waived were as follows:
Fund	Amount
Aggressive Growth Lifestyle	$107,280
Asset Allocation	38,156
Conservative Growth Lifestyle	44,431
Core Bond	387,922
Dividend Value	470,030
Dynamic Allocation	5,048
Global Real Estate	5,865
Global Strategy	66,761
Government Securities	17,611
Growth	1,349,490
Inflation Protected	61,132
International Government Bond	2,128
International Growth	413,489
International Opportunities	60,604
International Socially Responsible	122,458
International Value	160,507
Large Capital Growth	55,144
Mid Cap Index	50,279
Moderate Growth Lifestyle	156,604
Nasdaq-100 Index	403,228
Science & Technology	705,051
Small Cap Growth	98,893
Small Cap Index	296,566
Stock Index	2,632,222
Systematic Core	664,976
Systematic Growth	898,322
Systematic Value	569,746
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Funds’ average net assets. This agreement may be modified or discontinued prior to September 30, 2025, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. During the period ended November 30, 2024, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Fund	Maximum Expense Limitation
Dynamic Allocation	0.32%
High Yield Bond	0.68%
    The expense limitation agreement with respect to the Stock Index Fund was terminated on September 30, 2024.  Prior to that date, the Fund’s maximum expense limitation was 0.26%.
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the six months ended November 30, 2024, expenses reimbursed were as follows:
Fund	Amount
Dynamic Allocation	$29,248
High Yield Bond	147,328
    Waivers or reimbursements made by the Adviser with respect to a the Dynamic Allocation Fund, with the exception of advisory fee waivers, are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    At November 30, 2024, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Balance Subject to Recoupment
Fund	May 31, 2025	May 31, 2026	November 30, 2026
Dynamic Allocation	$35,613	$60,854	$29,248
    VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica Asset Management, LLC (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund and the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. In determining the basis points for the Accounting Basis Point Fee,the average net assets for all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds”,are included. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services.  During the six months ended November 30, 2024, SunAmerica earned fees as reflected in the Statement of Operations based on the aforementioned rates.
    VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC.  VRSCO receives from the Series an annual fee of $132,510, which is allocated to each Fund in the Series based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended November 30, 2024, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned agreement.
    On January 23, 2001, the Board ratified a Deferred Compensation Plan (the “Plan”) for its independent directors who are not officers, directors, or employees of VALIC, or anaffiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the Plan, Directors may elect to defer allor a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the Plan as selected by the Directors. For the six months ended November 30, 2024, no amounts have been deferred under the Plan.
    During the period, the Growth Fund had a trade error due to incorrect weightings for the S&P 500 Growth Index. The error was corrected resulting in a loss of $471,853 which was reimbursed by the subadviser, SunAmerica Asset Management, LLC.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the six months ended November 30, 2024 were as follows:
Fund	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$49,632,400	$78,105,864	$—	$—
Asset Allocation	20,457,762	23,972,259	2,316,030	5,111,257
Capital Appreciation	47,307,816	61,825,477	—	—
Conservative Growth Lifestyle	16,317,747	36,346,509	—	—
Core Bond	304,754,076	236,546,152	213,715,338	392,492,184
Dividend Value	251,732,682	168,781,639	—	—
Dynamic Allocation	10,858,589	21,274,341	5,569,466	7,372,953
Emerging Economies	908,704,034	809,673,960	—	—
Global Real Estate	126,226,559	106,392,392	—	—
Global Strategy	60,283,771	72,082,201	1,162,831	801,573
Government Securities	—	178,197	4,571,241	3,748,686
Growth	238,895,829	346,448,198	—	—
High Yield Bond	71,145,877	148,160,313	—	—
Inflation Protected	24,571,804	14,869,783	17,465,891	29,913,944
International Equities Index	73,808,659	66,051,775	—	—
International Government Bond	14,860,224	22,224,782	8,889,025	5,170,214
International Growth	44,904,245	80,045,285	—	—
International Opportunities	122,510,220	142,520,508	—	—
International Socially Responsible	634,554	13,953,010	—	—
International Value	131,346,675	153,208,214	—	—
Large Capital Growth	56,463,640	93,380,451	—	—
Mid Cap Index	264,798,549	567,961,957	—	—
Mid Cap Strategic Growth	224,761,220	523,043,286	—	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Fund	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Mid Cap Value	$542,161,281	$452,597,307	$—	$—
Moderate Growth Lifestyle	64,010,221	121,912,990	—	—
Nasdaq-100 Index	15,896,544	52,210,532	—	—
Science & Technology	1,154,155,123	1,299,223,213	—	—
Small Cap Growth	612,642,724	665,647,202	—	—
Small Cap Index	122,207,857	150,380,463	—	—
Small Cap Special Values	20,909,430	33,728,780	—	—
Small Cap Value	139,099,014	182,809,540	—	—
Stock Index	103,908,933	448,845,794	—	—
Systematic Core	34,670,736	71,858,422	—	—
Systematic Growth	277,761,327	350,961,065	—	—
Systematic Value	169,825,211	209,765,529	—	—
U.S. Socially Responsible	82,914,921	110,942,024	—	—
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Fund were as follows:
	Aggressive Growth Lifestyle				Asset Allocation
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	336,505	$3,714,043	1,055,802	$10,176,775	218,285	$2,603,574	444,367	$4,618,165
Reinvested dividends	—	—	1,386,135	14,374,215	—	—	196,816	2,200,405
Shares redeemed	(2,807,697)	(30,924,858)	(6,296,087)	(61,604,001)	(770,105)	(9,147,166)	(1,401,123)	(14,702,524)
Net increase (decrease)	(2,471,192)	$(27,210,815)	(3,854,150)	$(37,053,011)	(551,820)	$(6,543,592)	(759,940)	$(7,883,954)
	Capital Appreciation				Conservative Growth Lifestyle
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	227,085	4,394,854	7,280,499	133,988,903	157,172	1,809,793	534,308	5,621,563
Reinvested dividends	—	—	765,108	13,718,380	—	—	642,649	7,056,285
Shares redeemed	(843,542)	(16,737,185)	(512,078)	(8,583,493)	(1,896,122)	(21,724,954)	(4,239,647)	(44,923,260)
Net increase (decrease)	(616,457)	$(12,342,331)	7,533,529	$139,123,790	(1,738,950)	$(19,915,161)	(3,062,690)	$(32,245,412)
	Core Bond				Dividend Value
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,667,899	75,505,550	34,228,847	331,587,161	11,007,517	135,128,554	4,627,245	55,081,482
Reinvested dividends	—	—	9,964,763	95,661,726	—	—	3,576,630	41,453,139
Shares redeemed	(22,855,807)	(225,867,048)	(65,788,459)	(629,026,170)	(4,545,819)	(56,511,654)	(51,899,738)	(581,943,301)
Net increase (decrease)	(15,187,908)	$(150,361,498)	(21,594,849)	$(201,777,283)	6,461,698	$78,616,900	(43,695,863)	$(485,408,680)
	Dynamic Allocation				Emerging Economies
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	569,226	5,815,708	2,352,448	22,455,674	27,152,424	177,385,603	24,721,065	141,423,539
Reinvested dividends	—	—	908,095	8,944,739	—	—	2,533,943	15,305,018
Shares redeemed	(1,785,917)	(18,602,523)	(5,105,374)	(49,181,089)	(13,337,875)	(86,517,087)	(43,274,877)	(253,270,906)
Net increase (decrease)	(1,216,691)	$(12,786,815)	(1,844,831)	$(17,780,676)	13,814,549	$90,868,516	(16,019,869)	$(96,542,349)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Global Real Estate				Global Strategy
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,456,775	$110,665,994	16,444,602	$103,460,476	154,454	$1,566,183	228,810	$2,108,167
Reinvested dividends	—	—	1,104,163	7,143,934	—	—	—	—
Shares redeemed	(13,717,221)	(93,967,936)	(9,161,251)	(56,967,766)	(1,471,780)	(14,816,069)	(2,985,612)	(26,417,500)
Net increase (decrease)	1,739,554	$16,698,058	8,387,514	$53,636,644	(1,317,326)	$(13,249,886)	(2,756,802)	$(24,309,333)
	Government Securities				Growth
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	901,436	8,456,222	1,347,463	12,412,228	4,420,380	75,171,576	37,726,465	459,866,525
Reinvested dividends	—	—	515,636	4,723,224	—	—	102,241	1,517,258
Shares redeemed	(1,381,864)	(12,962,015)	(3,674,820)	(33,801,353)	(10,948,152)	(176,885,037)	(19,333,822)	(265,897,669)
Net increase (decrease)	(480,428)	$(4,505,793)	(1,811,721)	$(16,665,901)	(6,527,772)	$(101,713,461)	18,494,884	$195,486,114
	High Yield Bond				Inflation Protected
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	775,063	5,535,762	11,192,451	78,889,707	4,674,348	40,491,986	3,809,286	32,941,458
Reinvested dividends	—	—	3,466,492	23,745,472	—	—	5,647,688	47,722,963
Shares redeemed	(13,039,979)	(92,407,630)	(12,863,540)	(88,125,506)	(4,945,611)	(42,901,313)	(13,923,674)	(128,667,130)
Net increase (decrease)	(12,264,916)	$(86,871,868)	1,795,403	$14,509,673	(271,263)	$(2,409,327)	(4,466,700)	$(48,002,709)
	International Equities Index				International Government Bond
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,548,024	122,015,091	29,375,310	228,386,965	366,120	3,647,782	2,778,604	26,853,651
Reinvested dividends	—	—	5,364,195	44,308,254	—	—	—	—
Shares redeemed	(21,825,470)	(184,930,164)	(77,193,285)	(602,119,240)	(883,340)	(8,871,764)	(3,446,053)	(32,948,336)
Net increase (decrease)	(7,277,446)	$(62,915,073)	(42,453,780)	$(329,424,021)	(517,220)	$(5,223,982)	(667,449)	$(6,094,685)
	International Growth				International Opportunities
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,115,412	13,295,936	1,935,614	20,887,470	282,064	4,207,845	901,937	12,170,041
Reinvested dividends	—	—	—	—	—	—	284,420	4,274,825
Shares redeemed	(3,384,278)	(39,728,028)	(6,938,425)	(76,878,261)	(1,690,372)	(25,593,831)	(9,364,668)	(134,718,305)
Net increase (decrease)	(2,268,866)	$(26,432,092)	(5,002,811)	$(55,990,791)	(1,408,308)	$(21,385,986)	(8,178,311)	$(118,273,439)
	International Socially Responsible				International Value
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	887,980	22,825,569	4,071,778	96,536,281	1,326,913	14,550,330	3,626,497	35,735,248
Reinvested dividends	—	—	324,966	8,091,651	—	—	790,342	8,235,367
Shares redeemed	(1,823,884)	(46,827,288)	(2,955,305)	(68,237,446)	(3,922,084)	(42,816,382)	(13,943,176)	(140,321,764)
Net increase (decrease)	(935,904)	$(24,001,719)	1,441,439	$36,390,486	(2,595,171)	$(28,266,052)	(9,526,337)	$(96,351,149)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Large Capital Growth				Mid Cap Index
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	311,070	$6,428,955	350,787	$6,556,115	1,684,540	$48,554,821	4,970,312	$126,280,203
Reinvested dividends	—	—	2,181,134	42,379,434	—	—	6,060,607	159,151,537
Shares redeemed	(2,049,450)	(42,460,621)	(12,285,616)	(233,355,583)	(11,744,061)	(322,023,478)	(28,391,138)	(708,217,203)
Net increase (decrease)	(1,738,380)	$(36,031,666)	(9,753,695)	$(184,420,034)	(10,059,521)	$(273,468,657)	(17,360,219)	$(422,785,463)
	Mid Cap Strategic Growth				Mid Cap Value
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	280,897	5,470,365	14,409,651	240,661,169	10,051,726	182,710,734	6,424,207	110,273,416
Reinvested dividends	—	—	8,437	158,955	—	—	4,925,357	84,125,102
Shares redeemed	(15,184,605)	(305,890,504)	(5,869,810)	(99,390,424)	(5,101,240)	(90,016,439)	(10,194,225)	(180,192,037)
Net increase (decrease)	(14,903,708)	$(300,420,139)	8,548,278	$141,429,700	4,950,486	$92,694,295	1,155,339	$14,206,481
	Moderate Growth Lifestyle				Nasdaq-100 Index
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	236,981	3,397,382	1,215,359	15,498,307	531,890	13,945,745	2,179,135	48,670,493
Reinvested dividends	—	—	1,699,268	22,957,106	—	—	1,658,978	40,346,335
Shares redeemed	(4,268,133)	(60,719,091)	(8,947,733)	(115,327,588)	(2,293,971)	(60,388,581)	(3,914,807)	(89,200,903)
Net increase (decrease)	(4,031,152)	$(57,321,709)	(6,033,106)	$(76,872,175)	(1,762,081)	$(46,442,836)	(76,694)	$(184,075)
	Science & Technology				Small Cap Growth
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	332,289	10,099,299	832,067	20,317,341	618,291	9,770,738	7,599,431	105,868,731
Shares redeemed	(4,972,893)	(150,665,883)	(10,232,058)	(249,053,078)	(4,090,516)	(66,244,217)	(13,338,613)	(199,932,238)
Net increase (decrease)	(4,640,604)	$(140,566,584)	(9,399,991)	$(228,735,737)	(3,472,225)	$(56,473,479)	(5,739,182)	$(94,063,507)
	Small Cap Index				Small Cap Special Values
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,298,717	20,316,002	16,061,934	231,349,171	183,850	2,307,359	369,935	4,369,740
Reinvested dividends	—	—	834,539	12,701,686	—	—	773,845	9,440,906
Shares redeemed	(6,408,830)	(103,550,846)	(15,241,418)	(218,824,954)	(1,273,197)	(15,900,655)	(2,196,160)	(25,503,786)
Net increase (decrease)	(5,110,113)	$(83,234,844)	1,655,055	$25,225,903	(1,089,347)	$(13,593,296)	(1,052,380)	$(11,693,140)
	Small Cap Value				Stock Index
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	584,055	7,411,779	16,984,034	195,049,666	1,192,661	69,608,536	8,443,834	426,210,915
Reinvested dividends	—	—	1,395,558	16,746,692	—	—	8,333,843	431,109,681
Shares redeemed	(4,710,495)	(59,091,185)	(29,393,910)	(346,382,480)	(7,412,664)	(420,991,924)	(15,723,414)	(783,994,383)
Net increase (decrease)	(4,126,440)	$(51,679,406)	(11,014,318)	$(134,586,122)	(6,220,003)	$(351,383,388)	1,054,263	$73,326,213

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Systematic Core				Systematic Growth
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	92,333	$2,979,698	180,754	$4,922,818	511,315	$9,244,482	7,373,258	$118,014,922
Reinvested dividends	—	—	379,117	11,328,023	—	—	6,708,446	111,024,774
Shares redeemed	(1,316,753)	(42,643,974)	(3,165,938)	(88,131,945)	(4,288,027)	(79,644,680)	(11,997,903)	(195,953,159)
Net increase (decrease)	(1,224,420)	$(39,664,276)	(2,606,067)	$(71,881,104)	(3,776,712)	$(70,400,198)	2,083,801	$33,086,537
	Systematic Value				U.S. Socially Responsible
	Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24		Six Months Ended 11/30/24 (unaudited)		Year Ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	113,080	1,664,782	2,896,340	35,887,839	904,281	19,008,671	929,099	17,098,864
Reinvested dividends	—	—	584,448	7,983,557	—	—	3,357,163	64,793,249
Shares redeemed	(2,725,824)	(41,496,963)	(5,773,159)	(74,901,405)	(2,607,332)	(53,775,288)	(11,450,188)	(221,645,037)
Net increase (decrease)	(2,612,744)	$(39,832,181)	(2,292,371)	$(31,030,009)	(1,703,051)	$(34,766,617)	(7,163,926)	$(139,752,924)
Note 8 — Transactions with Affiliates
    Transactions in shares of Underlying Funds  and securities issued by AIG or an affiliate thereof for the six months ended November 30, 2024 were as follows:
Aggressive Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2024
VALIC Company I
Core Bond Fund	$—	$—	$131,916,718	$13,642,503	$19,824,452	$(2,879,210)	$9,016,497	$131,872,056
Emerging Economies Fund	—	—	—	14,174,476	6,480,522	(79,710)	(488,981)	7,125,263
International Equities Index Fund	—	—	139,925,322	9,481,810	15,444,455	4,304,921	(5,235,028)	133,032,570
Mid Cap Index Fund	—	—	—	10,946,992	—	—	(29,085)	10,917,907
Small Cap Growth Fund	—	—	24,225,954	729,799	980,927	79,836	3,127,957	27,182,619
Small Cap Value Fund	—	—	22,685,419	656,820	1,098,076	(66,256)	3,330,369	25,508,276
Stock Index Fund	—	—	245,587,510	—	21,743,858	542,406	34,847,005	259,233,063
Systematic Growth Fund	—	—	62,367,297	—	5,610,194	1,815,288	7,779,930	66,352,321
Systematic Value Fund	—	—	63,046,559	—	6,923,380	497,870	9,060,902	65,681,951
	$—	$—	$689,754,779	$49,632,400	$78,105,864	$4,215,145	$61,409,566	$726,906,026

†	Includes reinvestment of distributions paid.
Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2024
VALIC Company I
Core Bond Fund	$—	$—	$172,953,618	$4,540,399	$15,175,670	$(2,723,174)	$10,798,462	$170,393,635
Emerging Economies Fund	—	—	—	5,837,229	2,747,078	(32,930)	(199,734)	2,857,487
International Equities Index Fund	—	—	29,545,650	1,258,252	7,056,056	1,965,294	(2,003,823)	23,709,317
Mid Cap Index Fund	—	—	—	4,389,251	—	—	(11,662)	4,377,589
Small Cap Growth Fund	—	—	5,878,258	292,616	279,800	42,466	730,349	6,663,889
Small Cap Value Fund	—	—	5,749,211	—	144,238	11,595	831,367	6,447,935
Stock Index Fund	—	—	51,585,498	—	7,215,337	1,594,900	5,637,444	51,602,505
Systematic Growth Fund	—	—	12,436,175	—	1,716,973	334,667	1,511,337	12,565,206
Systematic Value Fund	—	—	12,575,182	—	2,011,357	414,139	1,458,247	12,436,211
	$—	$—	$290,723,592	$16,317,747	$36,346,509	$1,606,957	$18,751,987	$291,053,774

†	Includes reinvestment of distributions paid.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2024
VALIC Company I
Capital Appreciation Fund	$—	$—	$5,354,127	$1,087,740	$699,125	$(59,605)	$976,816	$6,659,953
Core Bond Fund	—	—	17,465,142	2,153,400	2,351,168	(463,424)	1,325,332	18,129,282
Dividend Value Fund	—	—	7,885,050	1,529,095	1,031,572	(35,438)	890,579	9,237,714
Emerging Economies Fund	—	—	717,423	12,025	443,273	(109,280)	137,271	314,166
Global Real Estate Fund	—	—	1,594,029	60,128	216,365	(13,736)	215,582	1,639,638
Government Securities Fund	—	—	5,314,303	824,482	807,763	(152,030)	372,991	5,551,983
Growth Fund	—	—	5,407,226	180,456	943,142	13,422	742,050	5,400,012
High Yield Bond Fund	—	—	1,060,830	40,086	144,244	(4,513)	70,281	1,022,440
Inflation Protected Fund	—	—	1,711,009	64,137	230,788	(84,756)	128,010	1,587,612
International Equities Index Fund	—	—	2,510,182	86,185	310,124	80,020	(106,897)	2,259,366
International Government Bond Fund	—	—	478,494	20,043	72,121	(19,708)	39,300	446,008
International Growth Fund	—	—	2,370,529	84,180	302,911	8,827	108,262	2,268,887
International Opportunities Fund	—	—	385,158	12,026	43,273	(23,152)	23,118	353,877
International Socially Responsible Fund	—	—	1,958,272	66,142	238,002	(13,070)	11,955	1,785,297
International Value Fund	—	—	4,138,692	118,253	925,518	216,105	(186,356)	3,361,176
Large Capital Growth Fund	—	—	5,730,817	190,159	1,370,616	69,173	460,885	5,080,418
Mid Cap Index Fund	—	—	1,516,252	50,107	180,303	54,642	137,134	1,577,832
Mid Cap Strategic Growth Fund	—	—	1,551,891	256,120	201,941	(42,701)	323,368	1,886,737
Mid Cap Value Fund	—	—	1,792,834	46,099	365,880	(73,827)	294,510	1,693,736
Small Cap Growth Fund	—	—	965,094	134,073	122,607	(16,356)	147,915	1,108,119
Small Cap Index Fund	—	—	596,807	20,043	72,122	(33,129)	135,787	647,386
Small Cap Special Values Fund	—	—	845,967	22,047	129,334	12,648	62,488	813,816
Small Cap Value Fund	—	—	300,661	6,013	71,637	2,447	37,167	274,651
Stock Index Fund	—	—	12,655,981	2,749,958	1,673,687	374,243	1,563,980	15,670,475
Systematic Core Fund	—	—	9,229,033	312,034	1,907,925	197,701	1,090,142	8,920,985
Systematic Growth Fund	—	—	4,099,036	133,127	775,316	(116,372)	708,710	4,049,185
Systematic Value Fund	—	—	10,572,737	352,258	2,890,262	479,202	958,571	9,472,506
U.S. Socially Responsible Fund	—	—	7,652,975	248,173	2,753,322	(621,775)	1,381,408	5,907,459
	$—	$—	$115,860,551	$10,858,589	$21,274,341	$(374,442)	$12,050,359	$117,120,716
Moderate Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2024
VALIC Company I
Core Bond Fund	$—	$—	$399,363,538	$19,087,618	$37,408,267	$(6,352,249)	$25,028,215	$399,718,856
Emerging Economies Fund	—	—	—	20,592,059	9,535,736	(116,429)	(707,381)	10,232,513
International Equities Index Fund	—	—	154,317,269	8,614,367	24,256,449	6,748,084	(7,495,274)	137,927,996
Mid Cap Index Fund	—	—	—	15,716,177	—	—	(41,757)	15,674,420
Small Cap Growth Fund	—	—	27,654,921	—	—	—	3,776,030	31,430,951
Small Cap Value Fund	—	—	28,794,752	—	2,371,883	(254,129)	4,211,140	30,379,880
Stock Index Fund	—	—	273,061,572	—	32,147,495	6,668,025	32,201,495	279,783,597
Systematic Growth Fund	—	—	65,790,988	—	6,988,774	1,582,189	8,431,555	68,815,958
Systematic Value Fund	—	—	67,330,500	—	9,204,386	1,780,802	8,196,518	68,103,434
	$—	$—	$1,016,313,540	$64,010,221	$121,912,990	$10,056,293	$73,600,541	$1,042,067,605

†	Includes reinvestment of distributions paid.
Stock Index Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2024
American International Group, Inc.- Common Stock	$77,682	$—	$8,021,748	$—	$1,039,303	$562,801	$(785,879)	$6,759,366

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    The following Funds incurred brokerage commissions with affiliated brokers for the six months ended November 30, 2024:
Fund	Goldman Sachs & Co.	JPMorgan Chase Bank, N.A.	Wells Fargo Securities
Core Bond	$—	$1	$—
Systematic Growth	1,548	—	19
    At November 30, 2024, the following affiliates owned outstanding shares of the following Funds:
Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC I Aggressive Growth Lifestyle	VC I Conservative Growth Lifestyle	VC I Moderate Growth Lifestyle
Aggressive Growth Lifestyle	—%	—%	100.00%	—%	—%	—%	—%
Asset Allocation	—	—	100.00	—	—	—	—
Capital Appreciation	—	—	97.17	2.83	—	—	—
Conservative Growth Lifestyle	—	—	100.00	—	—	—	—
Core Bond	0.03	0.00	71.73	0.71	5.17	6.68	15.68
Dividend Value	—	—	98.88	1.12	—	—	—
Dynamic Allocation	7.81	—	92.19	—	—	—	—
Emerging Economies	0.08	0.01	97.20	0.04	0.94	0.38	1.35
Global Real Estate	—	—	99.59	0.41	—	—	—
Global Strategy	—	—	100.00	—	—	—	—
Government Securities	0.27	—	95.46	4.27	—	—	—
Growth	—	—	99.70	0.30	—	—	—
High Yield Bond	0.02	—	99.69	0.29	—	—	—
Inflation Protected	—	—	99.60	0.40	—	—	—
International Equities Index	1.07	0.01	82.80	0.12	7.22	1.29	7.49
International Government Bond	—	—	99.28	0.72	—	—	—
International Growth	—	—	99.38	0.62	—	—	—
International Opportunities	—	—	99.91	0.09	—	—	—
International Socially Responsible	0.23	—	99.39	0.38	—	—	—
International Value	0.06	—	99.19	0.75	—	—	—
Large Capital Growth	—	—	99.22	0.78	—	—	—
Mid Cap Index	0.99	0.03	97.93	0.05	0.35	0.14	0.51
Mid Cap Strategic Growth	—	—	99.81	0.19	—	—	—
Mid Cap Value	0.23	—	99.58	0.19	—	—	—
Moderate Growth Lifestyle	—	—	100.00	—	—	—	—
Nasdaq-100 Index	2.65	0.02	97.33	—	—	—	—
Science & Technology	0.57	0.00	99.43	—	—	—	—
Small Cap Growth	—	—	87.82	0.20	4.99	1.22	5.77
Small Cap Index	2.17	0.12	97.66	0.05	—	—	—
Small Cap Special Values	—	—	99.63	0.37	—	—	—
Small Cap Value	—	—	83.31	0.07	6.80	1.72	8.10
Stock Index	1.79	0.03	89.40	0.22	3.69	0.73	3.98
Systematic Core	0.47	—	98.12	1.41	—	—	—
Systematic Growth	0.01	—	85.51	0.39	6.33	1.20	6.56
Systematic Value	—	—	67.56	1.97	13.69	2.59	14.19
U.S. Socially Responsible	0.04	—	99.12	0.84	—	—	—
    The fund-of-funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by these Funds within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Funds.
    The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended November 30, 2024, the following Funds engaged in security transactions with affiliated funds:
Fund	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
International Opportunities	$137,943	$—	$—
Mid Cap Value	61,647	174,102	58,060

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Note 9 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.
    Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.  The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
    The Capital Appreciation Fund, Nasdaq-100® Index Fund, Science & Technology Fund and Systematic Growth Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.
    The International Socially Responsible Fund and the U.S. Socially Responsible Fund invest in securities of companies meeting the Fund’ social criteria. The Fund’ adherence to their social criteria and application of related analyses when selecting investments may negatively impact the Fund’ performance, including relative to similar Funds that use different criteria, or to Funds that do not adhere to such criteria or apply such analyses.
    Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund, the International Growth Fund, the International Opportunities Fund and the International Value Fund.
    Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
    The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.
Note 10 — Line of Credit
    The Series, along with certain other funds managed by the Adviser, has access to a $135 million committed unsecured line of credit and a $90 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent(1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date,plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Series, on behalf of each of the Funds, has paid State Street, such Fund’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. For the six months ended November 30, 2024, the following Funds had borrowings:
Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 11/30/24
Core Bond	10	$42,316	$22,805,000	6.68%	$—
Emerging Economies	9	5,501	3,600,000	6.35	—
Global Real Estate	8	21,654	14,587,500	6.68	—
Global Strategy	3	422	758,333	6.68	—
Growth	60	8,783	795,833	6.51	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 11/30/24
Inflation Protected	1	$931	$5,650,000	5.93%	$—
International Equities Index	1	2,401	14,575,000	5.93	—
International Growth	9	912	575,000	6.35	—
International Opportunities	7	365	303,571	6.18	—
International Value	19	1,621	484,211	6.52	—
Mid Cap Index	11	8,194	4,286,364	6.45	—
Mid Cap Strategic Growth	4	260	350,000	6.68	—
Mid Cap Value	3	2,561	4,600,000	6.68	—
Nasdaq-100 Index	4	314	468,750	6.12	—
Science & Technology	23	5,649	1,385,870	6.42	—
Stock Index	10	6,724	3,637,500	6.63	—
Systematic Core	2	40	112,500	6.43	—
Systematic Value	2	807	2,450,000	5.93	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended November 30, 2024, none of the Funds participated in this program.

VALIC Company I
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Aggressive Growth Lifestyle Fund(3)
08/31/19	$11.34	$0.17	$(0.24)	$(0.07)	$(0.21)	$(0.97)	$(1.18)	$10.09	(0.52)%	$579,049	0.14%	0.10%	1.56%	37%
08/31/20	10.09	0.19	0.77	0.96	(0.26)	(0.57)	(0.83)	10.22	9.91	612,613	0.14	0.10	1.88	48
05/31/21(4)	10.22	0.17	2.32	2.49	(0.20)	(0.40)	(0.60)	12.11	24.54	732,829	0.14(5)	0.10(5)	1.98(5)	16
05/31/22	12.11	0.11	(1.01)	(0.90)	(0.34)	(0.60)	(0.94)	10.27	(7.62)	659,059	0.13	0.09	0.89	40
05/31/23	10.27	0.17	(0.23)	(0.06)	(0.22)	(0.99)	(1.21)	9.00	(0.41)	630,147	0.14	0.10	1.74	65
05/31/24	9.00	0.17	1.57	1.74	(0.22)	—	(0.22)	10.52	19.34	695,802	0.14	0.11	1.77	28
11/30/24@	10.52	(0.00)	1.01	1.01	—	—	—	11.53	9.60	733,987	0.14(5)	0.11(5)	(0.06)(5)	7
Asset Allocation Fund
05/31/20	9.91	0.14	(0.30)	(0.16)	(0.12)	(0.18)	(0.30)	9.45	(1.46)	128,629	0.77	0.77	1.39	177
05/31/21	9.45	0.08	2.97	3.05	(0.13)	—	(0.13)	12.37	32.34	154,023	0.87	0.85	0.74	199
05/31/22	12.37	0.12	(0.44)	(0.32)	(0.25)	(1.51)	(1.76)	10.29	(3.16)	141,207	0.68	0.63	0.95	47
05/31/23	10.29	0.14	(0.05)	0.09	(0.12)	(0.51)	(0.63)	9.75	1.09	134,523	0.74	0.69	1.42	46
05/31/24	9.75	0.16	1.59	1.75	(0.17)	—	(0.17)	11.33	17.96	147,633	0.70	0.65	1.53	43
11/30/24@	11.33	0.09	1.14	1.23	—	—	—	12.56	10.86	156,684	0.70(5)	0.65(5)	1.49(5)	15
Capital Appreciation Fund
08/31/19	20.13	0.07	(0.26)	(0.19)	(0.05)	(5.00)	(5.05)	14.89	(0.35)	103,080	1.00	0.85	0.38	60
08/31/20	14.89	0.02	4.28	4.30	(0.06)	(0.51)	(0.57)	18.62	29.44	122,454	1.00	0.85	0.12	62
05/31/21(4)	18.62	(0.01)	3.53	3.52	(0.02)	(0.44)	(0.46)	21.68	18.97	141,163	0.99(5)	0.84(5)	(0.09)(5)	27
05/31/22	21.68	0.02	(1.34)	(1.32)	—	(1.12)	(1.12)	19.24	(6.38)	133,324	0.71	0.60	0.08	46
05/31/23	19.24	0.02	0.66	0.68	(0.03)	(5.16)	(5.19)	14.73	6.00	61,511	0.80	0.73	0.08	42
05/31/24	14.73	(0.02)	5.26	5.24	(0.01)	(1.76)	(1.77)	18.20	35.75	213,163	0.77	0.77	(0.10)	35
11/30/24@	18.20	(0.01)	3.02	3.01	—	—	—	21.21	16.54	235,314	0.72(5)	0.72(5)	(0.13)(5)	21
Conservative Growth Lifestyle Fund(3)
08/31/19	12.31	0.25	0.17	0.42	(0.36)	(0.52)	(0.88)	11.85	3.52	324,436	0.15	0.10	2.06	45
08/31/20	11.85	0.32	0.63	0.95	(0.31)	(0.18)	(0.49)	12.31	8.14	339,870	0.15	0.10	2.68	38
05/31/21(4)	12.31	0.31	1.29	1.60	(0.34)	(0.18)	(0.52)	13.39	13.05	371,617	0.15(5)	0.10(5)	3.13(5)	13
05/31/22	13.39	0.15	(1.17)	(1.02)	(0.48)	(0.53)	(1.01)	11.36	(7.88)	330,697	0.14	0.13	1.14	38
05/31/23	11.36	0.22	(0.38)	(0.16)	(0.23)	(0.77)	(1.00)	10.20	(1.30)	303,514	0.16	0.12	2.02	56
05/31/24	10.20	0.27	0.79	1.06	(0.26)	—	(0.26)	11.00	10.43	293,562	0.16	0.13	2.56	23
11/30/24@	11.00	(0.00)	0.78	0.78	—	—	—	11.78	7.09	293,881	0.15(5)	0.12(5)	(0.08)(5)	6
Core Bond Fund
08/31/19	10.74	0.33	0.70	1.03	(0.24)	—	(0.24)	11.53	9.64	1,589,218	0.78	0.77	2.99	97
08/31/20	11.53	0.28	0.52	0.80	(0.39)	—	(0.39)	11.94	7.05	1,784,179	0.78	0.77	2.39	93
05/31/21(4)	11.94	0.15	(0.12)	0.03	(0.29)	(0.31)	(0.60)	11.37	0.27	2,809,677	0.77(5)	0.76(5)	1.73(5)	39
05/31/22	11.37	0.21	(1.19)	(0.98)	(0.13)	(0.11)	(0.24)	10.15	(8.75)	2,821,678	0.50	0.50	1.93	60
05/31/23	10.15	0.30	(0.61)	(0.31)	(0.22)	(0.02)	(0.24)	9.60	(2.99)	2,808,761	0.50	0.50	3.05	43
05/31/24	9.60	0.35	(0.09)	0.26	(0.35)	—	(0.35)	9.51	2.69	2,576,904	0.51	0.51	3.71	58
11/30/24@	9.51	0.19	0.27	0.46	—	—	—	9.97	4.84	2,550,047	0.52(5)	0.49(5)	3.74(5)	21
Dividend Value Fund
05/31/20	10.80	0.29	(0.34)	(0.05)	(0.24)	(0.53)	(0.77)	9.98	(0.33)	1,012,017	0.81	0.74	2.61	63
05/31/21	9.98	0.25	3.54	3.79	(0.26)	(0.34)	(0.60)	13.17	38.46	1,361,703	0.80	0.69	2.18	64
05/31/22	13.17	0.20	0.10	0.30	(0.26)	—	(0.26)	13.21	2.28	1,256,796	0.79	0.68	1.53	86
05/31/23	13.21	0.24	(0.68)	(0.44)	(0.22)	(2.01)	(2.23)	10.54	(3.49)	1,049,838	0.79	0.68	1.95	44
05/31/24	10.54	0.22	1.94	2.16	(0.40)	(0.36)	(0.76)	11.94	20.67	667,423	0.83	0.72	1.97	36
11/30/24@	11.94	0.11	1.17	1.28	—	—	—	13.22	10.72	824,310	0.81(5)	0.69(5)	1.82(5)	23

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Fund bears indirectly. Additionally, recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(5)	Annualized
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Dynamic Allocation Fund(3)
05/31/20	$11.49	$0.18	$1.00	$1.18	$(0.26)	$(0.48)	$(0.74)	$11.93	10.43%	$190,741	0.33%	0.32%	1.47%	20%
05/31/21	11.93	0.20	1.94	2.14	(0.24)	(1.23)	(1.47)	12.60	18.42	198,516	0.32	0.32	1.57	24
05/31/22	12.60	0.07	(0.92)	(0.85)	(0.39)	(1.22)	(1.61)	10.14	(7.28)	169,371	0.33	0.32	0.60	25
05/31/23	10.14	0.14	(0.37)	(0.23)	(0.17)	(0.63)	(0.80)	9.11	(2.18)	147,093	0.36	0.32	1.48	22
05/31/24	9.11	0.18	1.24	1.42	(0.26)	(0.37)	(0.63)	9.90	15.65	141,567	0.40(4)	0.36(4)	1.93(4)	26
11/30/24@	9.90	0.02	0.97	0.99	—	—	—	10.89	10.00	142,543	0.41(5)(6)	0.36(5)(6)	0.38(5)(6)	12
Emerging Economies Fund
05/31/20	7.71	0.19	(0.47)	(0.28)	(0.20)	—	(0.20)	7.23	(3.74)	701,471	0.91	0.91	2.35	62
05/31/21	7.23	0.16	3.66	3.82	(0.18)	—	(0.18)	10.87	52.91	1,065,405	0.88	0.88	1.68	82
05/31/22	10.87	0.31	(2.56)	(2.25)	(0.30)	(1.07)	(1.37)	7.25	(20.87)	634,192	0.93	0.93	3.23	60
05/31/23	7.25	0.23	(1.04)	(0.81)	(0.38)	(0.71)	(1.09)	5.35	(11.47)	647,212	0.96	0.96	3.72	71
05/31/24	5.35	0.14	0.79	0.93	(0.14)	—	(0.14)	6.14	17.43	644,337	0.95	0.95	2.39	141
11/30/24@	6.14	0.06	0.20	0.26	—	—	—	6.40	4.23	761,022	0.95(5)	0.95(5)	1.93(5)	111
Global Real Estate Fund
05/31/20	8.00	0.15	(0.94)	(0.79)	(0.24)	(0.12)	(0.36)	6.85	(10.37)	359,442	0.85	0.85	1.84	78
05/31/21	6.85	0.14	1.73	1.87	(0.34)	(0.25)	(0.59)	8.13	28.14	435,033	0.86	0.86	1.83	76
05/31/22	8.13	0.13	(0.57)	(0.44)	(0.12)	—	(0.12)	7.57	(5.43)	545,132	0.86	0.86	1.61	47
05/31/23	7.57	0.16	(1.35)	(1.19)	(0.17)	(0.15)	(0.32)	6.06	(15.96)	277,408	0.88	0.88	2.30	77
05/31/24	6.06	0.14	0.38	0.52	(0.18)	—	(0.18)	6.40	8.53	346,611	0.92	0.92	2.19	52
11/30/24@	6.40	0.08	0.75	0.83	—	—	—	7.23	12.97	403,749	0.90(5)	0.90(5)	2.29(5)	32
Global Strategy Fund
05/31/20	10.24	0.30	(0.41)	(0.11)	(0.64)	(0.64)	(1.28)	8.85	(1.01)	282,708	0.73	0.72	2.95	108
05/31/21	8.85	0.20	1.50	1.70	(0.42)	—	(0.42)	10.13	19.49	287,412	0.72	0.70	2.09	39
05/31/22	10.13	0.18	(1.15)	(0.97)	(0.00)	—	(0.00)	9.16	(9.57)	235,176	0.84	0.80	1.83	140
05/31/23	9.16	0.24	(0.45)	(0.21)	—	(0.82)	(0.82)	8.13	(2.16)	207,195	0.77	0.71	2.78	89
05/31/24	8.13	0.29	1.33	1.62	—	—	—	9.75	19.93	221,427	0.71	0.65	3.30	75
11/30/24@	9.75	0.16	0.44	0.60	—	—	—	10.35	6.15	221,536	0.71(5)	0.65(5)	3.26(5)	30
Government Securities Fund
05/31/20	10.57	0.23	0.67	0.90	(0.25)	—	(0.25)	11.22	8.57	148,338	0.66	0.66	2.08	17
05/31/21	11.22	0.20	(0.39)	(0.19)	(0.25)	—	(0.25)	10.78	(1.70)	142,954	0.66	0.66	1.77	13
05/31/22	10.78	0.20	(1.00)	(0.80)	(0.19)	—	(0.19)	9.79	(7.47)	159,888	0.65	0.65	1.90	11
05/31/23	9.79	0.23	(0.42)	(0.19)	(0.25)	—	(0.25)	9.35	(1.93)	150,156	0.67	0.67	2.44	65
05/31/24	9.35	0.23	(0.17)	0.06	(0.34)	—	(0.34)	9.07	0.65	129,228	0.68	0.68	2.52	1
11/30/24@	9.07	0.12	0.25	0.37	—	—	—	9.44	4.08	130,042	0.69(5)	0.66(5)	2.53(5)	3
Growth Fund
05/31/20	16.35	0.03	4.22	4.25	(0.07)	(1.71)	(1.78)	18.82	27.42	1,358,693	0.81	0.68	0.16	219
05/31/21	18.82	(0.02)	6.65	6.63	(0.03)	(3.23)	(3.26)	22.19	36.58	1,430,327	0.80	0.64	(0.10)	40
05/31/22	22.19	(0.02)	(2.84)	(2.86)	—	(4.76)	(4.76)	14.57	(14.82)	1,005,830	0.77	0.61	(0.09)	60
05/31/23	14.57	0.02	0.49	0.51	—	(3.95)	(3.95)	11.13	7.39	1,016,283	0.81	0.65	0.17	43
05/31/24	11.13	0.01	3.96	3.97	(0.01)	—	(0.01)	15.09	35.70	1,656,571	0.78	0.62	0.06	44
11/30/24@	15.09	0.00	2.22	2.22	—	—	—	17.31	14.71(7)	1,786,979	0.77(5)	0.61(5)	0.01(5)	14

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Fund bears indirectly. Additionally, recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Includes interest expense of 0.04% relating to derivative activity.
(5)	Annualized
(6)	Includes interest expense of 0.05% relating to derivative activity.
(7)	The Fund’s performance figure was increased by 0.06% from reimbursement of an investment violation. (See Note 5)
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
High Yield Bond Fund
08/31/19	$7.53	$0.39	$0.09	$0.48	$(0.35)	$—	$(0.35)	$7.66	6.47%	$657,364	0.97%	0.96%	5.25%	34%
08/31/20	7.66	0.36	(0.00)	0.36	(0.55)	—	(0.55)	7.47	5.01	538,716	0.98	0.94	4.79	49
05/31/21(3)	7.47	0.24	0.28	0.52	(0.31)	—	(0.31)	7.68	6.95	598,597	0.97(4)	0.92(4)	4.26(4)	33
05/31/22	7.68	0.32	(0.72)	(0.40)	(0.25)	—	(0.25)	7.03	(5.34)	515,224	0.71	0.68	4.12	40
05/31/23	7.03	0.37	(0.35)	0.02	(0.45)	—	(0.45)	6.60	0.32	386,075	0.75	0.68	5.33	40
05/31/24	6.60	0.41	0.25	0.66	(0.41)	—	(0.41)	6.85	9.95	412,811	0.75	0.68	5.98	40
11/30/24@	6.85	0.22	0.22	0.44	—	—	—	7.29	6.42	349,638	0.76(4)(5)	0.69(4)(5)	6.17(4)(5)	19
Inflation Protected Fund
05/31/20	11.07	0.22	0.32	0.54	(0.27)	—	(0.27)	11.34	4.88	764,607	0.57	0.57	1.94	38
05/31/21	11.34	0.18	0.68	0.86	(0.17)	(0.06)	(0.23)	11.97	7.66	800,186	0.56	0.54	1.55	71
05/31/22	11.97	0.60	(0.71)	(0.11)	(0.28)	(0.56)	(0.84)	11.02	(1.25)	869,007	0.55	0.52	5.06	35
05/31/23	11.02	0.48	(0.71)	(0.23)	(1.06)	(0.23)	(1.29)	9.50	(1.96)	483,148	0.58	0.55	4.48	26
05/31/24	9.50	0.30	(0.17)	0.13	(1.19)	—	(1.19)	8.44	1.38	391,188	0.62	0.59	3.24	14
11/30/24@	8.44	0.10	0.11	0.21	—	—	—	8.65	2.49	398,934	0.63(4)	0.60(4)	2.25(4)	10
International Equities Index Fund
05/31/20	6.74	0.13	(0.36)	(0.23)	(0.19)	(0.13)	(0.32)	6.19	(3.42)	1,246,804	0.43	0.43	1.89	10
05/31/21	6.19	0.15	2.17	2.32	(0.10)	(0.03)	(0.13)	8.38	37.70	1,899,286	0.42	0.42	2.11	2
05/31/22	8.38	0.21	(1.09)	(0.88)	(0.22)	—	(0.22)	7.28	(10.51)	1,563,302	0.41	0.41	2.58	6
05/31/23	7.28	0.19	0.02	0.21	(0.19)	—	(0.19)	7.30	2.91	1,977,925	0.42	0.42	2.82	9
05/31/24	7.30	0.19	1.14	1.33	(0.20)	—	(0.20)	8.43	18.21	1,926,606	0.42	0.42	2.49	6
11/30/24@	8.43	0.07	(0.18)	(0.11)	—	—	—	8.32	(1.30)	1,841,091	0.41(4)	0.41(4)	1.59(4)	4
International Government Bond Fund
05/31/20	11.82	0.29	0.24	0.53	(0.21)	—	(0.21)	12.14	4.44	171,444	0.65	0.65	2.34	105
05/31/21	12.14	0.24	0.55	0.79	(0.29)	(0.19)	(0.48)	12.45	6.58	193,496	0.65	0.65	1.89	71
05/31/22	12.45	0.20	(1.89)	(1.69)	(0.22)	(0.14)	(0.36)	10.40	(13.78)	140,534	0.69	0.69	1.64	53
05/31/23	10.40	0.22	(0.70)	(0.48)	(0.35)	(0.00)	(0.35)	9.57	(4.52)	69,466	0.76	0.76	2.14	60
05/31/24	9.57	0.30	(0.10)	0.20	—	—	—	9.77	2.09	64,459	0.83	0.83	3.07	89
11/30/24@	9.77	0.17	0.23	0.40	—	—	—	10.17	4.09	61,808	0.83(4)	0.82(4)	3.43(4)	38
International Growth Fund
05/31/20	11.35	—	1.13	1.13	(0.01)	—	(0.01)	12.47	10.00	461,774	1.06	0.86	(0.03)	22
05/31/21	12.47	(0.02)	6.75	6.73	—	(0.07)	(0.07)	19.13	53.98	642,915	1.03	0.83	(0.10)	18
05/31/22	19.13	—	(5.20)	(5.20)	—	(2.09)	(2.09)	11.84	(27.99)	425,568	1.05	0.85	(0.02)	25
05/31/23	11.84	0.02	0.96	0.98	—	(1.90)	(1.90)	10.92	9.01	415,665	1.08	0.88	0.19	7
05/31/24	10.92	0.01	0.46	0.47	—	—	—	11.39	4.30	376,411	1.07	0.87	0.13	38
11/30/24@	11.39	(0.02)	0.59	0.57	—	—	—	11.96	5.00	368,264	1.08(4)	0.86(4)	(0.38)(4)	12
International Opportunities Fund
08/31/19	21.31	0.16	(2.10)	(1.94)	(0.19)	(0.74)	(0.93)	18.44	(9.20)	576,197	1.22	1.00	0.83	41
08/31/20	18.44	0.09	2.64	2.73	(0.13)	(0.31)	(0.44)	20.73	15.03	610,424	1.22	1.13	0.45	45
05/31/21(3)	20.73	0.04	4.00	4.04	(0.11)	(1.64)	(1.75)	23.02	19.97	726,964	1.23(4)	1.19(4)	0.23(4)	48
05/31/22	23.02	0.16	(4.09)	(3.93)	(0.05)	(3.02)	(3.07)	16.02	(17.48)	507,169	0.98	0.95	0.77	41
05/31/23	16.02	0.19	(1.21)	(1.02)	(0.20)	(1.70)	(1.90)	13.10	(6.67)	466,339	1.02	0.95	1.33	66
05/31/24	13.10	0.16	1.84	2.00	(0.14)	—	(0.14)	14.96	15.27	410,212	1.03	0.99	1.15	129
11/30/24@	14.96	0.06	(0.09)	(0.03)	—	—	—	14.93	(0.20)	388,514	1.04(4)	1.01(4)	0.83(4)	31

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(4)	Annualized
(5)	Includes interest expense of 0.01% relating to derivative activity.
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
International Socially Responsible Fund
05/31/20	$25.91	$0.42	$(0.96)	$(0.54)	$(0.51)	$(0.89)	$(1.40)	$23.97	(2.05)%	$326,671	0.63%	0.63%	1.57%	68%
05/31/21	23.97	0.51	8.18	8.69	(0.53)	(5.56)	(6.09)	26.57	37.84	385,891	0.65	0.65	1.89	9
05/31/22	26.57	0.52	(3.38)	(2.86)	(0.84)	(0.93)	(1.77)	21.94	(10.84)	317,599	0.64	0.64	2.03	11
05/31/23	21.94	0.51	0.13	0.64	(0.38)	(0.35)	(0.73)	21.85	2.98	400,650	0.66	0.66	2.43	13
05/31/24	21.85	0.56	3.27	3.83	(0.43)	—	(0.43)	25.25	17.57	499,448	0.63	0.60	2.39	11
11/30/24@	25.25	0.17	(0.24)	(0.07)	—	—	—	25.18	(0.28)	474,566	0.63(3)	0.58(3)	1.32(3)	0
International Value Fund
05/31/20	8.93	0.18	(1.09)	(0.91)	(0.23)	(0.01)	(0.24)	7.78	(10.17)	604,123	0.80	0.73	2.01	64
05/31/21	7.78	0.19	3.66	3.85	(0.17)	—	(0.17)	11.46	49.67	738,262	0.81	0.74	1.95	62
05/31/22	11.46	0.29	(1.67)	(1.38)	(0.18)	—	(0.18)	9.90	(12.03)	609,239	0.81	0.74	2.66	70
05/31/23	9.90	0.20	(0.29)	(0.09)	(0.40)	(0.44)	(0.84)	8.97	(1.25)	474,369	0.85	0.78	2.16	60
05/31/24	8.97	0.30	1.75	2.05	(0.18)	—	(0.18)	10.84	22.89	470,020	0.85	0.78	3.06	132
11/30/24@	10.84	0.11	0.01	0.12	—	—	—	10.96	1.11	446,837	0.88(3)	0.81(3)	2.01(3)	29
Large Capital Growth Fund
05/31/20	15.68	0.08	2.50	2.58	(0.13)	(1.31)	(1.44)	16.82	17.08	524,630	0.75	0.75	0.45	37
05/31/21	16.82	0.05	6.24	6.29	(0.08)	(2.00)	(2.08)	21.03	38.39	662,844	0.75	0.75	0.24	22
05/31/22	21.03	0.04	(0.36)	(0.32)	(0.04)	(2.25)	(2.29)	18.42	(1.82)	710,547	0.74	0.74	0.19	18
05/31/23	18.42	0.06	0.42	0.48	(0.04)	(1.74)	(1.78)	17.12	3.20	714,449	0.75	0.75	0.35	27
05/31/24	17.12	0.05	3.82	3.87	(0.07)	(1.21)	(1.28)	19.71	22.75	630,218	0.75	0.75	0.26	19
11/30/24@	19.71	0.02	1.93	1.95	—	—	—	21.66	9.89	654,871	0.75(3)	0.73(3)	0.21(3)	9
Mid Cap Index Fund
05/31/20	23.52	0.30	(0.70)	(0.40)	(0.36)	(2.01)	(2.37)	20.75	(1.25)	2,734,114	0.36	0.36	1.28	14
05/31/21	20.75	0.35	11.29	11.64	(0.32)	(0.87)	(1.19)	31.20	56.39	3,864,639	0.35	0.35	1.33	18
05/31/22	31.20	0.30	(2.35)	(2.05)	(0.38)	(2.39)	(2.77)	26.38	(6.84)	3,217,500	0.34	0.34	0.99	14
05/31/23	26.38	0.37	(0.93)	(0.56)	(0.32)	(3.28)	(3.60)	22.22	(3.02)	2,895,090	0.36	0.36	1.46	14
05/31/24	22.22	0.30	5.35	5.65	(0.39)	(1.02)	(1.41)	26.46	25.47	2,987,773	0.36	0.36	1.19	21
11/30/24@	26.46	0.16	3.41	3.57	—	—	—	30.03	13.49	3,089,798	0.36(3)	0.36(3)	1.18(3)	9
Mid Cap Strategic Growth Fund
05/31/20	15.49	(0.00)	1.89	1.89	—	(0.88)	(0.88)	16.50	12.76	314,845	0.81	0.81	(0.03)	25
05/31/21	16.50	(0.03)	7.83	7.80	(0.02)	(1.13)	(1.15)	23.15	47.61	890,709	0.78	0.78	(0.13)	49
05/31/22	23.15	(0.03)	(3.20)	(3.23)	—	(2.04)	(2.04)	17.88	(14.32)	737,360	0.75	0.75	(0.14)	76
05/31/23	17.88	0.01	0.70	0.71	—	(3.59)	(3.59)	15.00	3.96	770,493	0.77	0.77	0.05	67
05/31/24	15.00	0.02	3.65	3.67	(0.00)	—	(0.00)	18.67	24.48	1,118,797	0.74	0.74	0.10	49
11/30/24@	18.67	(0.00)	3.33	3.33	—	—	—	22.00	17.84	990,761	0.74(3)	0.74(3)	(0.05)(3)	21
Mid Cap Value Fund
08/31/19	22.13	0.14	(1.11)	(0.97)	(0.11)	(3.86)	(3.97)	17.19	(4.14)	743,460	1.06	1.05	0.73	44
08/31/20	17.19	0.13	(0.81)	(0.68)	(0.15)	(0.98)	(1.13)	15.38	(4.12)	724,100	1.07	1.05	0.82	63
05/31/21(4)	15.38	0.04	7.02	7.06	(0.13)	(0.09)	(0.22)	22.22	45.95	940,809	1.06(3)	1.04(3)	0.31(3)	31
05/31/22	22.22	0.13	(0.07)	0.06	(0.07)	(1.57)	(1.64)	20.64	0.18	871,131	0.79	0.79	0.61	51
05/31/23	20.64	0.18	(0.89)	(0.71)	(0.16)	(3.83)	(3.99)	15.94	(4.87)	619,704	0.82	0.81	0.95	65
05/31/24	15.94	0.16	3.67	3.83	(0.24)	(2.41)	(2.65)	17.12	24.06	685,342	0.82	0.82	0.94	82
11/30/24@	17.12	0.09	2.25	2.34	—	—	—	19.46	13.67	875,332	0.82(3)	0.82(3)	1.05(3)	62

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Moderate Growth Lifestyle Fund(3)
08/31/19	$15.00	$0.24	$(0.00)	$0.24	$(0.32)	$(1.04)	$(1.36)	$13.88	1.71%	$943,311	0.13%	0.10%	1.69%	39%
08/31/20	13.88	0.31	0.93	1.24	(0.34)	(0.62)	(0.96)	14.16	9.26	1,014,351	0.14	0.10	2.24	49
05/31/21(4)	14.16	0.28	2.49	2.77	(0.33)	(0.47)	(0.80)	16.13	19.65	1,172,232	0.13(5)	0.10(5)	2.39(5)	15
05/31/22	16.13	0.15	(1.15)	(1.00)	(0.52)	(0.78)	(1.30)	13.83	(6.49)	1,045,238	0.12	0.12	0.97	37
05/31/23	13.83	0.25	(0.37)	(0.12)	(0.27)	(1.31)	(1.58)	12.13	(0.69)	987,043	0.13	0.11	1.91	61
05/31/24	12.13	0.28	1.52	1.80	(0.31)	—	(0.31)	13.62	14.82	1,025,938	0.13	0.10	2.19	27
11/30/24@	13.62	(0.00)	1.14	1.14	—	—	—	14.76	8.37	1,051,958	0.13(5)	0.10(5)	(0.06)(5)	6
Nasdaq-100 Index Fund
05/31/20	14.08	0.08	4.72	4.80	(0.14)	(0.45)	(0.59)	18.29	34.71	622,519	0.53	0.53	0.49	8
05/31/21	18.29	0.06	7.74	7.80	(0.08)	(2.01)	(2.09)	24.00	43.47	833,580	0.51	0.51	0.25	8
05/31/22	24.00	0.06	(1.65)	(1.59)	(0.06)	(2.29)	(2.35)	20.06	(7.42)	743,801	0.50	0.50	0.22	9
05/31/23	20.06	0.09	2.10	2.19	(0.06)	(2.48)	(2.54)	19.71	13.13	770,660	0.52	0.49	0.46	7
05/31/24	19.71	0.11	5.90	6.01	(0.09)	(0.97)	(1.06)	24.66	30.54	962,346	0.51	0.44	0.51	20
11/30/24@	24.66	0.05	3.18	3.23	—	—	—	27.89	13.10	1,039,339	0.50(5)	0.42(5)	0.38(5)	2
Science & Technology Fund
05/31/20	25.95	0.05	7.31	7.36	—	(3.43)	(3.43)	29.88	30.60	1,623,083	0.97	0.97	0.19	98
05/31/21	29.88	(0.22)	14.40	14.18	(0.02)	(4.66)	(4.68)	39.38	48.22	3,107,205	0.97	0.97	(0.60)	88
05/31/22	39.38	(0.21)	(8.09)	(8.30)	—	(8.28)	(8.28)	22.80	(23.50)	2,108,867	0.95	0.94	(0.58)	68
05/31/23	22.80	(0.07)	2.12	2.05	—	(4.02)	(4.02)	20.83	11.91	2,166,131	0.97	0.93	(0.34)	85
05/31/24	20.83	(0.12)	7.74	7.62	—	—	—	28.45	36.58	2,690,964	0.96	0.91	(0.49)	46
11/30/24@	28.45	(0.06)	4.18	4.12	—	—	—	32.57	14.48	2,929,876	0.95(5)	0.90(5)	(0.42)(5)	42
Small Cap Growth Fund
08/31/19	23.31	(0.11)	(1.22)	(1.33)	—	(5.09)	(5.09)	16.89	(5.47)	192,341	1.23	1.16	(0.54)	60
08/31/20	16.89	(0.11)	6.21	6.10	—	(2.50)	(2.50)	20.49	38.49	210,497	1.24	1.14	(0.61)	48
05/31/21(4)	20.49	(0.13)	5.23	5.10	—	(2.74)	(2.74)	22.85	25.62	827,215	1.19(5)	1.11(5)	(0.84)(5)	40
05/31/22	22.85	(0.13)	(6.53)	(6.66)	—	(1.42)	(1.42)	14.77	(29.91)	499,878	0.92	0.88	(0.61)	34
05/31/23	14.77	(0.05)	(0.20)	(0.25)	—	(1.13)	(1.13)	13.39	(1.91)	540,916	0.94	0.89	(0.36)	41
05/31/24	13.39	(0.06)	2.05	1.99	—	—	—	15.38	14.86	533,037	0.92	0.89	(0.39)	54
11/30/24@	15.38	(0.03)	2.13	2.10	—	—	—	17.48	13.65	545,031	0.91(5)(6)	0.87(5)(6)	(0.43)(5)	115
Small Cap Index Fund
05/31/20	18.76	0.17	(0.99)	(0.82)	(0.32)	(2.54)	(2.86)	15.08	(3.87)	898,557	0.44	0.44	0.94	13
05/31/21	15.08	0.12	9.54	9.66	(0.19)	(1.07)	(1.26)	23.48	63.99	1,448,543	0.42	0.42	0.61	14
05/31/22	23.48	0.15	(4.01)	(3.86)	(0.15)	(2.06)	(2.21)	17.41	(17.14)	926,232	0.41	0.41	0.67	20
05/31/23	17.41	0.22	(0.85)	(0.63)	(0.24)	(3.72)	(3.96)	12.82	(5.10)	893,002	0.45	0.41	1.40	13
05/31/24	12.82	0.16	2.36	2.52	(0.19)	—	(0.19)	15.15	19.67	1,080,475	0.43	0.38	1.11	11
11/30/24@	15.15	0.10	2.66	2.76	—	—	—	17.91	18.22	1,185,724	0.43(5)	0.38(5)	1.28(5)	11
Small Cap Special Values Fund
05/31/20	11.14	0.12	(1.31)	(1.19)	(0.15)	(1.00)	(1.15)	8.80	(10.88)	177,110	0.88	0.88	1.10	37
05/31/21	8.80	0.07	5.81	5.88	(0.15)	(0.27)	(0.42)	14.26	66.92	279,760	0.89	0.89	0.58	37
05/31/22	14.26	0.09	(0.80)	(0.71)	(0.08)	(0.76)	(0.84)	12.71	(5.18)	236,013	0.87	0.87	0.64	20
05/31/23	12.71	0.17	(1.01)	(0.84)	(0.10)	(1.57)	(1.67)	10.20	(7.65)	188,747	0.89	0.89	1.48	14
05/31/24	10.20	0.14	2.55	2.69	(0.20)	(0.35)	(0.55)	12.34	26.46	215,387	0.89	0.89	1.20	19
11/30/24@	12.34	0.09	1.13	1.22	—	—	—	13.56	9.89	221,935	0.89(5)	0.89(5)	1.42(5)	10

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Fund bears indirectly. Additionally, recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(5)	Annualized
(6)	Includes reimbursement for the overbilling of custodian fees in prior years of 0.02%.
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Small Cap Value Fund
08/31/19	$15.74	$0.15	$(2.80)	$(2.65)	$(0.21)	$(2.12)	$(2.33)	$10.76	(17.24)%	$316,042	1.06%	0.95%	1.07%	55%
08/31/20	10.76	0.10	(0.92)	(0.82)	(0.14)	(0.29)	(0.43)	9.51	(7.72)	302,120	1.09	0.99	0.97	69
05/31/21(3)	9.51	0.05	6.11	6.16	(0.10)	—	(0.10)	15.57	64.80	501,758	1.06(4)	1.01(4)	0.53(4)	55
05/31/22	15.57	0.12	(0.93)	(0.81)	(0.07)	(1.15)	(1.22)	13.54	(5.49)	523,983	0.79	0.77	0.78	67
05/31/23	13.54	0.17	(1.39)	(1.22)	(0.13)	(1.89)	(2.02)	10.30	(10.53)	433,476	0.81	0.77	1.33	90
05/31/24	10.30	0.11	2.14	2.25	(0.21)	(0.24)	(0.45)	12.10	21.92	376,146	0.81	0.79	0.98	107
11/30/24@	12.10	0.09	1.72	1.81	—	—	—	13.91	14.96	374,910	0.83(4)	0.83(4)	1.36(4)	39
Stock Index Fund
05/31/20	39.24	0.81	3.86	4.67	(0.87)	(2.77)	(3.64)	40.27	12.45	4,825,190	0.33	0.30	1.91	3
05/31/21	40.27	0.60	15.20	15.80	(0.83)	(2.58)	(3.41)	52.66	39.93	6,035,053	0.32	0.29	1.26	4
05/31/22	52.66	0.59	(0.72)	(0.13)	(0.64)	(4.40)	(5.04)	47.49	(0.54)	5,543,586	0.31	0.29	1.09	2
05/31/23	47.49	0.64	0.38	1.02	(0.62)	(3.35)	(3.97)	44.54	2.58	5,360,728	0.33	0.29	1.42	2
05/31/24	44.54	0.63	11.61	12.24	(0.62)	(3.10)	(3.72)	53.06	27.70	6,443,182	0.32	0.26	1.28	2
11/30/24@	53.06	0.32	7.60	7.92	—	—	—	60.98	14.93	7,025,416	0.31(4)	0.23(4)	1.12(4)	2
Systematic Core Fund
05/31/20	20.35	0.18	2.68	2.86	(0.24)	(2.40)	(2.64)	20.57	15.08	122,639	0.99	0.85	0.85	98
05/31/21	20.57	0.15	8.62	8.77	(0.17)	(2.56)	(2.73)	26.61	43.72	693,185	0.90	0.68	0.67	20
05/31/22	26.61	0.20	(1.07)	(0.87)	(0.06)	(0.13)	(0.19)	25.55	(3.30)	596,130	0.85	0.63	0.71	15
05/31/23	25.55	0.27	(0.12)	0.15	(0.24)	(1.12)	(1.36)	24.34	0.73	531,131	0.86	0.64	1.10	14
05/31/24	24.34	0.23	6.47	6.70	(0.31)	(0.27)	(0.58)	30.46	27.55	585,327	0.86	0.64	0.85	18
11/30/24@	30.46	0.11	4.48	4.59	—	—	—	35.05	15.07	630,615	0.85(4)	0.63(4)	0.71(4)	6
Systematic Growth Fund
05/31/20	19.18	(0.05)	3.93	3.88	—	(2.26)	(2.26)	20.80	21.77	831,006	0.83	0.83	(0.24)	27
05/31/21	20.80	(0.11)	6.96	6.85	—	(2.48)	(2.48)	25.17	33.74	1,001,518	0.82	0.82	(0.45)	28
05/31/22	25.17	(0.11)	(4.98)	(5.09)	—	(3.63)	(3.63)	16.45	(21.75)	711,659	0.82	0.79	(0.44)	25
05/31/23	16.45	(0.02)	0.52	0.50	—	(2.78)	(2.78)	14.17	5.27	773,275	0.85	0.83	(0.16)	88
05/31/24	14.17	0.02	5.04	5.06	—	(2.05)	(2.05)	17.18	36.24	973,156	0.83	0.65	0.10	56
11/30/24@	17.18	(0.01)	2.66	2.65	—	—	—	19.83	15.42	1,048,432	0.82(4)	0.64(4)	(0.06)(4)	28
Systematic Value Fund
05/31/20	13.93	0.23	(0.52)	(0.29)	(0.39)	(1.46)	(1.85)	11.79	(2.34)	44,233	1.16	0.80	1.64	265
05/31/21	11.79	0.14	3.94	4.08	(0.24)	(2.51)	(2.75)	13.12	36.90	563,185	0.87	0.57	1.39	197
05/31/22	13.12	0.21	0.24	0.45	(0.04)	(0.52)	(0.56)	13.01	3.54	486,821	0.78	0.48	1.54	32
05/31/23	13.01	0.23	(0.70)	(0.47)	(0.27)	(0.68)	(0.95)	11.59	(3.89)	401,755	0.79	0.49	1.83	64
05/31/24	11.59	0.23	2.41	2.64	(0.24)	—	(0.24)	13.99	22.85	452,618	0.79	0.49	1.75	75
11/30/24@	13.99	0.10	2.04	2.14	—	—	—	16.13	15.30	479,773	0.79(4)	0.54(4)	1.41(4)	37
U.S. Socially Responsible Fund
08/31/19	23.09	0.27	0.72	0.99	(0.34)	(1.71)	(2.05)	22.03	4.46	719,784	0.61	0.56	1.22	36
08/31/20	22.03	0.26	3.15	3.41	(0.33)	(4.20)	(4.53)	20.91	17.06	745,440	0.61	0.60	1.20	14
05/31/21(3)	20.91	0.13	4.74	4.87	(0.25)	(0.68)	(0.93)	24.85	23.38	829,253	0.60(4)	0.60(4)	0.77(4)	18
05/31/22	24.85	0.26	(0.91)	(0.65)	(0.17)	(3.39)	(3.56)	20.64	(2.90)	733,505	0.35	0.35	1.06	23
05/31/23	20.64	0.28	(0.15)	0.13	(0.27)	(3.75)	(4.02)	16.75	1.06	685,339	0.36	0.36	1.46	26
05/31/24	16.75	0.22	4.49	4.71	(0.29)	(1.58)	(1.87)	19.59	28.30	661,433	0.36	0.36	1.20	29
11/30/24@	19.59	0.11	2.14	2.25	—	—	—	21.84	11.49	700,129	0.37(4)	0.37(4)	1.06(4)	13

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(4)	Annualized
See Notes to Financial Statements

VALIC Company I
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
    Not applicable.

VALIC Company I
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
    Not applicable.

VALIC Company I
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
VALIC COMPANY I SMALL CAP GROWTH FUND (the “FUND”)
Approval of Sub-advisory Agreement
    At a meeting held on July 15-16, 2024 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-advisory agreement between Variable Annuity Life Insurance Company (“VALIC”) and American Century Investment Management, Inc. (“ACIM”), with respect to the Fund (the “ACIM Sub-advisory Agreement”).  The Board also approved a sub-advisory agreement between VALIC and ACIM to take effect upon any change in control of VALIC that occurs at a future date in connection with AIG’s sale of Corebridge (together with the ACIM Sub-advisory Agreement, the ”ACIM Sub-advisory Agreements”).
    In connection with the approval of the ACIM Sub-advisory Agreements, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the ACIM Sub-advisory Agreements. Those factors, included: (1) the nature, extent and quality of the services to be provided to the Fund by ACIM; (2) the key personnel of ACIM who will provide services to the Fund; (3) ACIM’s compliance policies and procedures; (4) ACIM’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by ACIM as a result of the ACIM Sub-advisory Agreements.
    In considering whether to approve the ACIM Sub-advisory Agreements, the Board also took into account a presentation made at the Meeting by members of management as well as by representatives from ACIM.  The Board noted that in accordance with Section 15(c) of the 1940 Act, ACIM furnished the Board with extensive information in connection with the consideration of the ACIM Sub-advisory Agreements.  The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the ACIM Sub-advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.
    Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of services to be provided to the Fund by ACIM.  The Board reviewed information provided by ACIM relating to their respective operations and personnel.  The Board also noted that ACIM’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.
    The Board considered information provided to them regarding the services to be provided by ACIM, including a presentation from ACIM. The Board noted that ACIM will determine the securities to be purchased or sold on behalf of the Fund for its sleeve and will be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed information regarding the qualifications, background and responsibilities of ACIM’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of ACIM. The Board also reviewed ACIM’s brokerage practices. The Board also considered ACIM’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.
    The Board concluded that the scope and quality of the services to be provided by ACIM were expected to be satisfactory and that there was a reasonable basis to conclude that ACIM would provide a high quality of investment services to the Fund.
    Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by ACIM for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe.  The Board noted that VALIC negotiated the sub-advisory fee with ACIM at arm’s length.  The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the engagement of ACIM will not result in any change to the management fee paid by the Fund to VALIC.  The Board also reviewed performance information provided by ACIM related to their similarly managed composites.
    Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the ACIM Sub-Advisory Agreements. The Board considered the impact of the sub-adviser change on VALIC’s profitability. The Board considered that the sub-advisory fee rates were negotiated with ACIM at arm’s length. In considering the anticipated profitability to ACIM in connection with their relationships to the Fund, the Directors noted that the fees under the ACIM Sub-Advisory Agreements will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.  The Board also considered that VALIC would be increasing the Fund’s advisory fee waiver in connection with the sub-adviser changes.
    In view of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of ACIM from their relationship with the Fund was not material to their deliberations with respect to consideration of approval of the ACIM Sub-Advisory Agreements.
    Economies of Scale. For similar reasons as stated above with respect to ACIM’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in ACIM’s management of the Fund is not a material factor to the approval of the ACIM Sub-Advisory Agreements.
    Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the ACIM Sub-Advisory Agreements, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the ACIM Sub-Advisory Agreements were reasonable.
    Conclusions. In reaching its decisions to approve the ACIM Sub-Advisory Agreements, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that ACIM possesses the capability and resources to perform the duties required under the ACIM Sub-Advisory Agreements.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC COMPANY I ANNUAL APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
    At a meeting held on August 22, 2024, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to certain series of VC I (each a “Fund,” and collectively, the “Funds”) the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC I (collectively, the “Sub-advisory Agreements,” and together with the Advisory Agreement, the “Advisory Contracts”): AllianceBernstein, L.P. (“AllianceBernstein”), Allspring Global Investments, LLC (“Allspring”), BlackRock Investment Management, LLC (“BIM”), Brandywine Global Investment Management, LLC (“Brandywine”), Boston Partners Global Investors, Inc. (“Boston Partners”), ClearBridge Investments, LLC (“ClearBridge”), Columbia Management Investment Advisers, LLC (“Columbia”), Duff & Phelps Investment Management Co. (“Duff & Phelps”), Franklin Advisers, Inc. (“Franklin”), Goldman Sachs Asset Management, L.P. (“GSAM”), Invesco Advisers, Inc. (Invesco”), Janus Henderson Investors U.S. LLC (“Janus”), J.P. Morgan Investment Management Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), Morgan Stanley Investment Management Company (“MSIM Co.”), PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management, LLC (“SunAmerica”), T. Rowe Price Associates, Inc. (“T. Rowe”), T. Rowe Price Investment Management, Inc. (“TRPIM”), Voya Investment Management Co. LLC (“Voya”) and Wellington Management Company LLP (“Wellington”) (each a “Sub-adviser,” and collectively, the “Sub-advisers”). Prior to the August 22, 2024 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at a meeting held on July 15-16, 2024 and August 6-7, 2024.
    In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-advisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of mutual fund data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SunAmerica, an affiliated Sub-adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.
    The Independent Directors were separately represented by counsel that is independent of VALIC and the Sub-advisers in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in an executive session at a meeting held on July 15-16, 2024, and executive sessions held during the August 2024 meetings during which such independent counsel provided guidance to the Independent Directors. Following the July 15-16, 2024, meeting, the Independent Directors submitted questions and requests for additional information to management and considered management’s responses thereto at the August 2024 meetings. The continuation of all Advisory Contracts was approved at the August 2023 meeting for a one-year term beginning September 1, 2023 and ending August 31, 2024.
    Annual Renewal of the Advisory Contracts
    Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the sub-advisers.  The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account its knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I.  The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the sub-advisers, and is also responsible for monitoring and reviewing the activities of the sub-advisers and other third-party service providers.  The Board also noted that VALIC’s and the sub-advisers’ management of VC I is subject to the oversight of the Board and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectus and statement of additional information.  The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends sub-adviser changes and/or other changes intended to improve the performance of the Funds.
    The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund.  The Board also considered VALIC’s risk management processes. The Board further considered the significant risks assumed by VALIC in connection with the services provided to the Funds, including entrepreneurial risk in sponsoring new Funds and ongoing risks such as operational, reputational, liquidity, litigation, regulatory and compliance risks with respect to all Funds.
    With respect to the services provided by the sub-advisers, the Board considered information provided to them regarding the services provided by each sub-adviser, including information presented throughout the previous year.  The Board noted that each sub-adviser (i) determines the securities to be purchased or sold on behalf of the Fund(s) it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Board concerning its discharge of the foregoing responsibilities.  The Board reviewed each sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the sub-adviser’s investment, compliance and other personnel who provide services to the Funds.  The Board also took into account the financial condition of each sub-adviser. The Board also considered each sub-adviser’s brokerage practices and risk management processes.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    The Board reviewed VALIC’s and SunAmerica’s compliance program and personnel.  The Board noted that SunAmerica is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain Funds.  The Board also considered VALIC’s and each sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.
    The Board concluded that the scope and quality of the advisory services provided by VALIC and the sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.
    Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Sub-advisory Expense Universe and, in some cases as noted below, the Sub-advisory Expense Group.  The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated sub-advisers at arms-length.  The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Sub-advisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the Funds.
    The sub-advisers provided, and the Board also considered, expense information of comparable accounts managed by the sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.
    The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below.  Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated November 30, 2023.
    The Board also received and reviewed information prepared by management and by an independent third-party regarding each Fund’s investment performance compared against its benchmark and Performance Group/Universe.  The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2024, and that benchmark information provided by management was through the period ended May 31, 2024, and that the Fund’s performance compared to the benchmark was done on a gross basis.  The Board noted that it regularly reviews the performance of the Funds throughout the year.  The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.  The Board considered the following expense and performance information in its evaluation of each Fund:
•	Aggressive Growth Lifestyle Fund (J.P. Morgan Investment Management Inc. (“JPMIM”)). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board noted the limited size of the Sub-advisory Expense Group. The Board took into account management’s discussion of the Fund’s expenses, including actions taken to reduce the Fund’s expenses through advisory fee waivers.
    The Fund outperformed the Lipper peer index and medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its blended benchmark for the one-year period and underperformed its blended benchmark for the three- and five-year periods.  The Board also noted that JPMIM took over sub-advisory duties for the Fund effective September 28, 2022, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	Asset Allocation Fund (JPMIM). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions taken to reduce the Fund’s expenses through advisory fee waivers.
    The Fund outperformed the Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods.  The Fund outperformed its blended benchmark for the one- and  three-year periods and underperformed its blended benchmark for the five-year period.  The Board also noted that JPMIM took over sub-advisory duties for the Fund effective January 8, 2021, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	Capital Appreciation Fund (Columbia Management Investment Advisers, LLC (“Columbia”)). The Fund’s actual management fees and actual sub-advisory fees were below the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Fund’s total net expenses were above the medians of its Expense Group/Universe.
    The Fund outperformed its Lipper peer index for the one-, three- and five-year periods.  The Fund underperformed the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods.  The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods.
•	Conservative Growth Lifestyle Fund (JPMIM). The Fund’s actual management fees were below the medians of the Expense Group/Universe. The Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through advisory fee waivers.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    The Fund outperformed the Lipper peer index and medians of its Performance Group/Universe for the one-, three- and five-year periods.  The Fund outperformed its blended benchmark for the one- and five-year periods and underperformed its blended benchmark for the three-year period.  The Board also noted that JPMIM took over sub-advisory duties for the Fund effective September 28, 2022, and as a result, the Fund’s performance prior to that  date reflects that of the prior sub-adviser.
•	Core Bond Fund (PineBridge Investments (“PineBridge”) and JPMIM). The Fund’s actual management fees were above the median of its Expense Group and equal to the median of its Expense Universe. The Fund’s total expenses and actual sub-advisory fees were below the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions taken to reduce the Fund’s expenses through advisory fee waivers.
    The Fund outperformed its Lipper peer index for the one- and five-year periods and underperformed for the three-year period.  The Fund outperformed the median of its Performance Group for the one-year period, underperformed the median of its Performance Group for the three-year period, and equaled the median of its Performance Group for the five-year period.  The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods.   The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board noted the approval of JPMIM as a co-sub-adviser of the Fund at its January 2024 meeting.
•	Dividend Value Fund (BlackRock Investment Management, LLC (“BIM”) and ClearBridge Investments, LLC (“ClearBridge”)). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through advisory fee waivers. The Board also took into account that management proposed and the Board approved an additional advisory fee waiver for the Fund at the August 22, 2024 Board meeting.
    The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the three-year period and underperformed its benchmark for the one- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.  The Board noted that ClearBridge had assumed sub-advisory duties for a sleeve of the Fund effective July 7, 2021, and as a result, the Fund’s performance prior to that date, in part, reflects that of the prior sub-adviser.
•	Dynamic Allocation Fund (AllianceBernstein L.P (“AllianceBernstein”)/SunAmerica Asset Management, LLC (“SunAmerica”)). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2025.
    The Fund outperformed its Lipper peer index and the median of its Performance Group for the one-, three- and five-year periods.  The Fund outperformed the median of its Performance Universe for the one-year period and underperformed the median of its Performance Universe for the three- and five-year periods.  The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.
•	Emerging Economies Fund (BIM). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.
    The Fund outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period.  The Fund outperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board considered that BIM replaced the Fund’s prior sub-adviser effective April 29, 2024.
•	Global Real Estate Fund (Duff & Phelps Investment Management Co. (“Duff & Phelps)/Massachusetts Financial Services Company (“MFS”)). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also took into account that management proposed and the Board approved a new advisory fee waiver for the Fund at the August 22, 2024 Board meeting.
    The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year period. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods.  The Board took into account management’s discussion of the Fund’s performance. The Board also took into account that Duff & Phelps and MFS took over sub-advisory duties for the Fund effective May 1, 2023, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-advisers.
•	Global Strategy Fund (Franklin Advisers, Inc. (“Franklin”)/Brandywine Global Investment Management, LLC (“Brandywine”)). The Fund’s actual management fees and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Fund’s total net expenses were above the median of the Expense Group and below the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through advisory fee waivers.
    The Fund outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods.  The Fund outperformed the medians of its Performance Group/Universe for the one- and three-year periods and underperformed for the five-year period. The Fund outperformed its blended benchmark for the one-year period and underperformed its blended benchmark for the three- and five-year periods.  The Board took into account that Brandywine was added as a sub-subadviser to a sleeve of the Fund effective December 7, 2021.
•	Government Securities Fund (JPMIM). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also took into account that management proposed and the Board approved a new advisory fee waiver for the Fund at the August 22, 2024 Board meeting.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    The Fund outperformed its peer index for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Group for the one- and five-year periods and underperformed the median of its Performance Group for the three-year period.  The Fund outperformed the median of its Performance Universe for the one- and three-year periods and underperformed the median of its Performance Universe for the five-year period.  The Fund outperformed its benchmark for the one-, three- and five-year periods.  The Board took into account management’s discussion of the Fund’s performance.
•	Growth Fund (BIM/SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through advisory fee waivers.
    The Fund outperformed its Lipper peer index for the one-, three- and five-year periods.  The Fund equaled the median of its Performance Group for the one- and three-year periods and outperformed the median for the five-year period.  The Fund outperformed the median of the Performance Universe for the one- and five-year periods and underperformed for the three-year period.  The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.
•	High Yield Bond Fund (Wellington Management Company LLP (“Wellington”)). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2025.
    The Fund underperformed its Lipper peer index for the one-, three- and five-year periods.  The Fund outperformed the median of its Performance Group for the one- and five-year periods and equaled the median of its Performance Group for the three-year period.   The Fund underperformed the median of its Performance Universe for the one- and three-year periods and outperformed the median of its Performance Universe for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods.
•	Inflation Protected Fund (Wellington). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of its Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods.  The Fund underperformed the median of its Performance Group for the one- and five-year periods and outperformed the median of its Performance Group for the three-year period.  The Fund underperformed the median of its Performance Universe for the one-year period, outperformed the median of its Performance Universe for the three-year period, and equaled the median of its Performance Universe for the five-year period.  The Fund underperformed its benchmark for the one- and five-year periods and outperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance. The Board also took into account that Wellington assumed sub-advisory duties of the Fund effective September 28, 2020, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	International Equities Index Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.
    The Fund underperformed its Lipper peer index for the one- and three-year periods and outperformed its Lipper peer index for the five-year period. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods.  The Fund outperformed the median of its Performance Universe for the one- and three-year periods and underperformed the median of its Performance Universe for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including that the Fund seeks to track the performance of a designated index and noted the Fund’s low performance dispersion relative to its designated index.
•	International Government Bond Fund (PineBridge). The Fund’s actual management fees were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board noted the limited size of the Sub-advisory Expense Group. The Board took into account management’s discussion of the Fund’s expenses. The Board also took into account that management proposed and the Board approved a new advisory fee waiver for the Fund at the August 22, 2024 Board meeting.
    The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods.  The Fund underperformed its blended benchmark for the one-year period and outperformed its blended benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.
•	International Growth Fund (Morgan Stanley Investment Management Inc. (“MSIM”)/Morgan Stanley Investment Management Company (“MSIM Co.”)). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers. The Board also took into account that management proposed and the Board approved an additional advisory fee waiver for the Fund at the August 22, 2024 Board meeting.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one- and three-year periods and outperformed for the five-year period.  The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods.  The Fund underperformed its benchmark for the one-, three- and five-year periods.  The Board took into account management’s discussion of the Fund’s performance.
•	International Opportunities Fund (Wellington and Invesco Advisers, Inc. (“Invesco”)). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board noted the limited size of the Sub-advisory Expense Group. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund underperformed its peer index for the one-, three- and five-year periods. The Fund outperformed the medians of its Performance Group/Universe for the one-year period and underperformed the medians of its Performance Group/Universe for the three- and five-year periods.  The Fund underperformed its benchmark for the one-, three- and five-year periods.  The Board took into account management’s discussion of the Fund’s performance. The Board also took into account that Wellington and Invesco assumed sub-advisory responsibilities for the Fund effective September 28, 2023, and that  performance prior to that date represents that of the Fund’s prior sub-advisers.
•	International Socially Responsible Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions taken to reduce the Fund’s expenses through fee waivers.
    The Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods.  The Fund underperformed the median its Performance Group for the one- and five-year periods and outperformed the median of its Performance Group for the three-year period.  The Fund underperformed the median of its Performance Universe for the one-year period and outperformed the median of its Performance Universe for the three- and five-year periods.  The Fund underperformed its benchmark for the one-, three- and five-year periods.  The Board took into account management’s discussion of the Fund’s performance.
•	International Value Fund (Goldman Sachs Asset Management L.P. (“GSAM”) and Columbia). The Fund’s actual management fees and total net expenses were below the median of the Expense Group and were equal to the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board noted the limited size of the Sub-advisory Expense Group. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund outperformed its peer index for the one- and three-year periods and underperformed its peer index for the five-year period.  The Fund equaled the median of its Performance Group for the one- and five-year periods and underperformed the median of its Performance Group for the three-year period.  The Fund outperformed the median of its Performance Universe for the one-year period, underperformed the median of its Performance Universe for the three-year period and equaled the median of its Performance Universe for the five-year period.  The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also took into account that GSAM and Columbia assumed sub-advisory responsibilities for the Fund effective April 29, 2024 and that performance prior to that date represents that of the Fund’s prior sub-adviser.
•	Large Capital Growth Fund (MFS). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and the Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also took into account that management proposed and the Board approved a new advisory fee waiver for the Fund at the August 22, 2024 Board meeting as well as an amendment to the Fund’s Sub-Advisory Agreement reducing the Fund’s sub-advisory fees.
    The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one- and three-year periods and outperformed its Lipper peer index and the medians of its Performance Group/Universe for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods.  The Board took into account management’s discussion of the Fund’s performance.
•	Mid Cap Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also took into account that management proposed and the Board approved a new advisory fee waiver for the Fund at the August 22, 2024 Board meeting.
    The Fund underperformed its peer index and the median of its Performance Group for the one-, three- and five-year periods.  The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including that the Fund seeks to track the performance of a designated index and noted the Fund’s low performance dispersion relative to its designated index.
•	Mid Cap Strategic Growth Fund (Voya Investment Management Co. LLC (“Voya”)/Janus Henderson Investors U.S. LLC (“Janus”)). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.
    The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account that Voya had taken over sub-advisory duties for a portion of the Fund from a prior sub-adviser as of July 25, 2022.
•	Mid Cap Value Fund (Wellington/Boston Partners Global Investors, Inc. (“Boston Partners”)). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.
•	Moderate Growth Lifestyle Fund (JPMIM). The Fund’s actual management fees and total net expenses were equal to the median of the Expense Group and below the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board also noted the limited size of the Sub-advisory Expense Group. The Board took into account management’s discussion of the Fund’s expenses, including actions taken to reduce the Fund’s expenses through advisory fee waivers.
    The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its blended benchmark for the one- and five-year periods and underperformed its blended benchmark for the three-year period. The Board also noted that JPMIM took over sub-advisory duties for the Fund effective September 28, 2022, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	Nasdaq-100® Index Fund (SunAmerica). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions taken to reduce the Fund’s expenses through advisory fee waivers.
    The Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Fund equaled the median of its Performance Group for the one-year period and underperformed the median of its Performance Group for the three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including that the Fund seeks to track the performance of a designated index and noted the Fund’s low performance dispersion relative to its designated index.
•	Science & Technology Fund (BIM/Voya/Wellington). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the median of the Expense Group and were above the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers, as well as a reduction to the Fund’s sub-advisory fees approved at the July 15-16, 2024 Board meeting.
    The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period and underperformed its Lipper peer index and the medians of its Performance Group/Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board noted that Voya had taken over sub-advisory duties for a portion of the Fund from a prior sub-adviser as of July 25, 2022, and that BIM had taken over sub-advisory duties for a portion of the Fund from a prior sub-adviser as of May 1, 2023.  The Board also noted the approval of a proposal to remove Wellington as a sub-adviser to the Fund at the July 2024 meeting.
•	Small Cap Growth Fund (JPMIM/T. Rowe Price Associates, Inc. (“T. Rowe”)/T. Rowe Price Investment Management, Inc. (“TRPIM”)). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including that management proposed and the Board approved an additional fee waiver for the Fund at the July 15-16, 2024 Board meeting.
    The Fund outperformed its Lipper peer index and the median of its Performance Group for the one-year period and underperformed its Lipper peer index and the median of its Performance Group for the three- and five-year periods.   The Fund underperformed the median of its Performance Universe for the one-, three- and five-year periods.  The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.  The Board also took into account that management proposed and the Board approved the appointment of American Century Investment Management, Inc. as a sub-adviser to the Fund at the July 15-16, 2024 Board meeting, replacing JPMIM.
•	Small Cap Index Fund (SunAmerica). The Fund’s actual management fees were equal to the median of the Expense Group and were above the median of the Expense Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers. The Board also took into account that management proposed an additional advisory fee waiver for the Fund at the August 2024 Board meeting.
    The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods.  The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including that the Fund seeks to track the performance of a designated index and noted the Fund’s low performance dispersion relative to its designated index.
•	Small Cap Special Values Fund (Allspring Global Investments (“Allspring”)). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board noted the small size of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.
    The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Group for the one-year period and underperformed the median of its Performance Group for the three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.
•	Small Cap Value Fund (JPMIM). The Fund’s actual management fees were below the medians of the Expense Group/Universe. The Fund’ total net expenses were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the median of its Sub-advisory Expense Group/Universe.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    The Fund outperformed its Lipper peer index and the median of its Performance Group for the one-, three- and five-year periods.  The Fund outperformed the median of its Performance Universe for the one- and three-year periods and underperformed the median of its Performance Universe for the five-year period. The Fund outperformed its benchmark for the one-, three- and five-year periods.
•	Stock Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers. The Board also took into account that management proposed and the Board approved an additional advisory fee waiver for the Fund at the August 2024 Board meeting. The Board also noted that management would be extending the contractual limitation on total expenses through September 30, 2025.
    The Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Fund underperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods.  The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including that the Fund seeks to track the performance of a designated index and noted the Fund’s low performance dispersion relative to its designated index.
•	Systematic Core Fund (GSAM). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund underperformed its Lipper peer index for the one-, three- and five-year periods.  The Fund’s performance was equal to the median of its Performance Group for the one-year period, the Fund underperformed the median of its Performance Group for the three-year period and outperformed the median of its Performance Group for the five-year period.  The Fund outperformed the median of its Performance Universe for the one- and five-year periods and underperformed the median of its Performance Universe for the three-year period. The Fund underperformed its benchmark for the one- and three-year periods and outperformed for the five-year period. The Board also noted that GSAM assumed sub-advisory duties of the Fund effective April 27, 2020, replacing the former sub-adviser, and that the Fund changed its strategy at that time.
•	Systematic Growth Fund (GSAM and Wellington). The Fund’s actual management fees, total net expenses, and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and  five-year periods. The Board took into account management’s discussion of the Fund’s performance.  The Board also noted that GSAM and Wellington assumed sub-advisory duties of the Fund effective May 1, 2023, replacing the former sub-adviser, and that the Fund changed its strategy at that time, and that the Fund’s performance prior to that date reflects that of the former sub-adviser.
•	Systematic Value Fund (Wellington). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund underperformed its Lipper peer index for the one- and five-year periods and outperformed its Lipper peer index for the three-year period.  The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods.  The Fund underperformed the median of its Performance Universe for the one- and five-year periods and outperformed the median of its Performance Universe for the three-year period. The Fund outperformed its benchmark for the one- and three-year periods and underperformed for the five-year period. The Board took into account management’s discussion of the Fund’s performance.
•	U.S. Socially Responsible Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.
    The Fund outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period.  The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-year period and underperformed the median of its Performance Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.
    The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management.  The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
    Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreements. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average monthly net assets of the respective Fund.
    The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.
    The Board considered that VALIC, or its affiliates, receives benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board also considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

contract owners and participants.  The transfer agency services are provided for a flat fee based on the estimated cost of providing such services, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also considered that the Funds pay SunAmerica, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services, and the Funds’ custodian, State Street for calculation of the daily net asset value.  The Board also noted that SunAmerica receives sub-advisory fees for those Funds for which it serves as sub-adviser.
    The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Board noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. The Board noted that these benefits can be material. The Board also noted that VALIC and its affiliates may receive revenue sharing payments from certain sub-advisers to the Funds in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Funds, including sales through variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by VALIC, as well as occasional gifts, entertainment or other compensation as incentives. The Board further noted that VALIC, as adviser to the Funds, also makes certain payments to its affiliated life insurers (collectively, the “Life Companies”) for certain administrative services rendered to the Variable Contract owners/policyholders who allocate all or a portion of their purchase payments to one or more of the Funds. In addition, the Board considered that, because shares of the Funds are offered as investment options through Variable Contracts issued by VALIC and the Life Companies, the investment objectives, strategies and performance of the Funds may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.
    In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge, noting that VALIC’s profitability was generally in the range of the profitability of companies contained in the report.  The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. The Board further considered the amount of sub-advisory fees paid out by VALIC and the amount of the advisory fees that it retained and determined that these amounts were reasonable in light of the services performed by VALIC and the sub-advisers, respectively. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.
    In considering the profitability to the sub-advisers in connection with their relationship to the Funds, the Board noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement.  With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.
    For each of the above reasons, the Board determined that the profitability to the sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Sub-Advisory Agreements.
    Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the sub-advisers with respect to most of the Funds contain breakpoints, which allow the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board further noted that VALIC has agreed to cap the total annual operating expenses of certain Funds. The Board also observed that expense caps and fee waivers benefitted shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.
    For similar reasons as stated above with respect to the sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-Advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.
    Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the sub-advisers and noted that VALIC would compensate the sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.
    Compliance. The Board reviewed VALIC’s and the sub-advisers’ compliance personnel and regulatory history, including information whether they were currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entity’s compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.
    Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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Annuities are issued by The Variable Annuity Life Insurance Company, Houston, TX. Variable annuities are distributed by Corebridge Capital Services, Inc., member FINRA. Securities and investment advisory services offered through VALIC Financial Advisors, Inc., member FINRA, SIPC and an SEC-registered investment adviser. VALIC Retirement Services Company (VRSCO) provides retirement plan recordkeeping and related services and is the transfer agent for certain affiliated variable investment options. All companies above are wholly owned subsidiaries of Corebridge Financial, Inc. Corebridge Retirement Services, Corebridge Financial and Corebridge are marketing names used by these companies.
© Corebridge Financial, Inc. All rights reserved.
VC 23800 (06/2024) J1026108 EE

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: February 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: February 5, 2025

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: February 5, 2025